      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2017.

                                                            FILE NOS. 333-185762
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 12               [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 12                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                   2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000


                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             21650 OXNARD STREET, WOODLAND HILLS, CALIFORNIA 91367
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on (date) pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485


[X]  on May 1, pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Separate Account of American General Life Insurance Company under variable annuity contracts.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                       CAPTION
---------------------------------------------------------------------------------- -------------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Table; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Platinum III Variable Annuity; Purchasing
                                                                                    a Polaris Platinum III Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Platinum III Variable Annuity;
                                                                                    Purchasing a Polaris Platinum III Variable
                                                                                    Annuity; Investment Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Platinum III Variable
                                                                                    Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                       CAPTION
--------------------------------------------------- -------------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Platinum III Variable Annuity
                                                     (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P); Financial
                                                     Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Platinum III Variable
                                                     Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information (P)
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P); Annuity
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                          [POLARIS PLATINUM III LOGO]
                                   PROSPECTUS

                                  MAY 1, 2017
              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                           VARIABLE SEPARATE ACCOUNT

                                      and

                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2017. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


UNDERLYING FUNDS:                                  MANAGED BY:
  Aggressive Growth                                Wells Capital Management Incorporated
  American Funds Asset Allocation SAST             Capital Research and Management Company(1)
  American Funds Global Growth SAST                Capital Research and Management Company(1)
  American Funds Growth SAST                       Capital Research and Management Company(1)
  American Funds Growth-Income SAST                Capital Research and Management Company(1)
  Asset Allocation                                 Edge Asset Management, Inc.
  Asset Allocation: Diversified Growth             Putnam Investment Management, LLC
  Balanced                                         J.P. Morgan Investment Management Inc.
  Blue Chip Growth                                 Massachusetts Financial Services Company
  Capital Appreciation                             Wellington Management Company LLP
  Capital Growth                                   The Boston Company Asset Management, LLC
  Corporate Bond                                   Federated Investment Management Company
  "Dogs" of Wall Street                            SunAmerica Asset Management, LLC
  Emerging Markets                                 J.P. Morgan Investment Management Inc.
  Equity Opportunities                             OppenheimerFunds, Inc.
  Foreign Value                                    Templeton Investment Counsel, LLC
  Franklin Founding Funds Allocation VIP Fund      Franklin Templeton Services, LLC
  Franklin Income VIP Fund                         Franklin Advisers, Inc.
  Fundamental Growth                               Wells Capital Management Incorporated
  Global Bond                                      Goldman Sachs Asset Management International
  Global Equities                                  J.P. Morgan Investment Management Inc.
  Goldman Sachs VIT Government Money Market Fund   Goldman Sachs Asset Management, L.P.
  Government and Quality Bond                      Wellington Management Company LLP
  Growth                                           Wellington Management Company LLP
  Growth-Income                                    J.P. Morgan Investment Management Inc.
  Growth Opportunities                             Invesco Advisers, Inc.

(Underlying Funds continued on next page)


UNDERLYING FUNDS:                                          MANAGED BY:
  High-Yield Bond                                          PineBridge Investments LLC
  International Diversified Equities                       Morgan Stanley Investment Management Inc.
  International Growth and Income                          Putnam Investment Management, LLC
  Invesco V.I. American Franchise Fund, Series II Shares   Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund, Series II Shares             Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund, Series II Shares    Invesco Advisers, Inc.
  Lord Abbett Growth and Income                            Lord, Abbett & Co. LLC
  Managed Allocation Balanced                              SunAmerica Asset Management, LLC
  Managed Allocation Growth                                SunAmerica Asset Management, LLC
  Managed Allocation Moderate                              SunAmerica Asset Management, LLC
  Managed Allocation Moderate Growth                       SunAmerica Asset Management, LLC
  Mid-Cap Growth                                           J.P. Morgan Investment Management Inc.
  Natural Resources                                        Wellington Management Company LLP
  Real Estate                                              FIAM LLC
  Real Return                                              Wellington Management Company LLP
  SA AB Growth                                             AllianceBernstein L.P.
  SA BlackRock Multi-Asset Income                          BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio            BlackRock Investment Management, LLC
  SA Index Allocation 90/10 Portfolio                      SunAmerica Asset Management, LLC
  SA Index Allocation 80/20 Portfolio                      SunAmerica Asset Management, LLC
  SA Index Allocation 60/40 Portfolio                      SunAmerica Asset Management, LLC
  SA Janus Focused Growth(2)                               Janus Capital Management, LLC(2)
  SA JPMorgan MFS Core Bond                                J.P. Morgan Investment Management Inc. and Massachusetts
                                                           Financial Services Company
  SA Legg Mason BW Large Cap Value                         Brandywine Global Investment Management, LLC
  SA MFS Massachusetts Investors Trust                     Massachusetts Financial Services Company
  SA MFS Total Return                                      Massachusetts Financial Services Company
  SA Schroders VCP Global Allocation Portfolio             Schroder Investment Management North America Inc.
  SA T. Rowe Price VCP Balanced Portfolio                  T. Rowe Price Associates, Inc.
  Small & Mid Cap Value                                    AllianceBernstein L.P.
  Small Company Value                                      Franklin Advisory Services, LLC
  Strategic Multi-Asset                                    Wellington Management Company LLP
  SunAmerica Dynamic Allocation Portfolio                  SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SunAmerica Dynamic Strategy Portfolio                    SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  Technology                                               Columbia Management Investment Advisers, LLC
  Telecom Utility                                          Massachusetts Financial Services Company
  Ultra Short Bond Portfolio                               Dimensional Fund Advisors LP
  VCP Managed Asset Allocation SAST Portfolio              Capital Research and Management Company(1)
  VCP Total Return Balanced Portfolio                      Pacific Investment Management Company LLC
  VCP Value Portfolio                                      Invesco Advisers, Inc.

1 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.

2 On June 30, 2016, SA Marsico Focused Growth Portfolio changed its name to SA
  Janus Focused Growth Portfolio, and its investment manager changed from Marsico Capital Management, LLC to Janus Capital Management, LLC.


                                       2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------







GLOSSARY....................................................   4
HIGHLIGHTS..................................................   5
FEE TABLE...................................................   7
      Maximum Owner Transaction Expenses....................   7
      Contract Maintenance Fee..............................   7
      Separate Account Charges..............................   7
      Additional Optional Feature Fees......................   7
        Optional Polaris Income Plus and Polaris Income
           Builder Fee......................................   7
        Optional Polaris Income Plus Daily Fee..............   7
      Total Annual Portfolio Operating Expenses.............   7
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................   9
THE POLARIS PLATINUM III
  VARIABLE ANNUITY..........................................  10
PURCHASING A POLARIS PLATINUM III
  VARIABLE ANNUITY..........................................  10
      Allocation of Purchase Payments.......................  11
      Early Access Feature..................................  12
      Accumulation Units....................................  12
      Free Look.............................................  13
      Exchange Offers.......................................  13
      Important Information for Military Servicemembers.....  13
INVESTMENT OPTIONS..........................................  13
      Variable Portfolios...................................  13
        AIM Variable Insurance Funds (Invesco Variable
           Insurance Funds).................................  14
        Franklin Templeton Variable Insurance Products
           Trust............................................  14
        Goldman Sachs Variable Insurance Trust..............  14
        Lord Abbett Series Fund, Inc........................  14
        Anchor Series Trust.................................  14
        Seasons Series Trust................................  14
        SunAmerica Series Trust.............................  14
      Substitution, Addition or Deletion of Variable
        Portfolios..........................................  18
      Fixed Accounts........................................  18
      Dollar Cost Averaging Fixed Accounts..................  18
      Dollar Cost Averaging Program.........................  19
      Transfers During the Accumulation Phase...............  20
      Automatic Asset Rebalancing Program...................  22
      Voting Rights.........................................  22
ACCESS TO YOUR MONEY........................................  22
      Free Withdrawal Amount................................  23
      Systematic Withdrawal Program.........................  24
      Nursing Home Waiver...................................  24
      Minimum Contract Value................................  24
      Qualified Contract Owners.............................  24
OPTIONAL LIVING BENEFITS....................................  25
      Polaris Income Plus, Polaris Income Builder and
        Polaris Income Plus Daily...........................  28
ADDITIONAL IMPORTANT INFORMATION
  APPLICABLE TO ALL OPTIONAL LIVING BENEFITS................  36
MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE
  PLUS AND MARKETLOCK FOR LIFE EXTENSION
  PARAMETERS................................................  40
DEATH BENEFITS..............................................  41
      Beneficiary Continuation Programs.....................  42
      Death Benefit Defined Terms...........................  43
      Death Benefit Options.................................  44
      Contract Value Death Benefit..........................  44
      Return of Purchase Payment Death Benefit..............  44
      Maximum Anniversary Value Death Benefit...............  44
      Spousal Continuation..................................  45
EXPENSES....................................................  45
      Separate Account Charges..............................  46
      Withdrawal Charges....................................  46
      Underlying Fund Expenses..............................  46
      Contract Maintenance Fee..............................  47
      Transfer Fee..........................................  47
      Optional Living Benefit Fees..........................  47


      Optional Polaris Income Plus, Polaris Income Builder
        and Polaris Income Plus Daily Living Benefit Fee....  47
      Return of Purchase Payment Death Benefit Fee..........  48
      Maximum Anniversary Value Death Benefit Fee...........  48
      Optional Early Access Feature Fee.....................  48
      Premium Tax...........................................  48
      Income Taxes..........................................  48
      Reduction or Elimination of Fees, Expenses and
        Additional Amounts Credited.........................  48
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT..............................................  48
ANNUITY INCOME OPTIONS......................................  50
      The Income Phase......................................  50
      Annuity Income Options................................  50
      Fixed or Variable Annuity Income Payments.............  51
      Annuity Income Payments...............................  51
      Transfers During the Income Phase.....................  52
      Deferment of Payments.................................  52
TAXES.......................................................  52
      Annuity Contracts in General..........................  52
      Tax Treatment of Distributions - Non-Qualified
        Contracts...........................................  53
      Tax Treatment of Distributions - Qualified Contracts..  53
      Required Minimum Distributions........................  54
      Tax Treatment of Death Benefits.......................  55
      Tax Treatment of Optional Living Benefits.............  55
      Contracts Owned by a Trust or Corporation.............  55
      Foreign Account Tax Compliance ("FATCA")..............  55
      Other Withholding Tax.................................  56
      Gifts, Pledges and/or Assignments of a Contract.......  56
      Diversification and Investor Control..................  56
OTHER INFORMATION...........................................  56
      The Distributor.......................................  56
      The Company...........................................  56
      The Separate Account..................................  57
      The General Account...................................  58
      Financial Statements..................................  58
      Administration........................................  58
      Legal Proceedings.....................................  59
      Registration Statements...............................  59
CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION...............................................  59
APPENDIX A - CONDENSED FINANCIAL INFORMATION................ A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.............................................. B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME PLUS,
  POLARIS INCOME BUILDER AND POLARIS INCOME
  PLUS DAILY FEE............................................ C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.............. D-1
APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY............................................... E-1
APPENDIX F - LIVING BENEFITS FOR CONTRACTS
  ISSUED PRIOR TO MAY 1, 2017............................... F-1
APPENDIX G - DEATH BENEFITS AND SPOUSAL
  CONTINUATION DEATH BENEFITS FOR CONTRACTS
  ISSUED PRIOR TO MAY 1, 2017............................... G-1
APPENDIX H - WITHDRAWAL CHARGE SCHEDULE,
  FREE WITHDRAWAL AMOUNT AND
  CONTRACT MAINTENANCE FEE FOR CONTRACTS
  ISSUED PRIOR TO JULY 18, 2011............................. H-1
APPENDIX I - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM AND 50%-50% COMBINATION MODEL
  PROGRAM FOR CONTRACTS ISSUED PRIOR TO
  FEBRUARY 6, 2017.......................................... I-1



                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.

FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, American Funds Asset Allocation SAST, and VCP Managed Asset Allocation SAST Variable Portfolios.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

PURCHASE PAYMENTS LIMIT - $1,000,000 for contracts issued on or after May 1, 2014. $1,500,000 for contracts issued prior to May 1, 2014.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, BAD CHARACTERLord Abbett Series Fund, Inc., Seasons Series Trust, and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris Platinum III Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges, if no optional death benefits for additional fees are elected, which equal 1.15% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 7 complete years, or 4 complete years if you elect the Early Access feature, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PLATINUM III VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


DEATH BENEFIT: A Contract Value death benefit is included for no additional fee and in addition, an election of either a Return of Purchase Payment or Maximum Anniversary Value death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.


ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       5

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. IF YOU ARE ELECTING A LIVING BENEFIT, YOU MAY BE PURCHASING THIS VARIABLE ANNUITY AS A LONG TERM INVESTMENT. YOU SHOULD CONSIDER WHETHER ANY BENEFITS OF ELECTING THE OPTIONAL EARLY ACCESS FEATURE WITH A SHORTER WITHDRAWAL CHARGE SCHEDULE AND A HIGHER SEPARATE ACCOUNT CHARGE WOULD OUTWEIGH THIS PRODUCT'S LONGER WITHDRAWAL CHARGE SCHEDULE AND A LOWER SEPARATE ACCOUNT CHARGE, PARTICULARLY IF YOU ARE SEEKING GUARANTEED INCOME. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)..... 8%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)..... 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)..... $50

SEPARATE ACCOUNT CHARGES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Charge(4)......................... 1.15%
  Return of Purchase Payment Death Benefit Fee
     if elected...................................... 0.15%
  Maximum Anniversary Value Death Benefit Fee
     if elected...................................... 0.40%
  Optional Early Access Fee(5)....................... 0.40%
                                                      ----
     Maximum Separate Account Annual Expenses(6)..... 1.95%
                                                      ====


ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits, Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily below, each of which are guaranteed minimum withdrawal benefits:


OPTIONAL POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE
(calculated as a percentage of the Income Base)(7)


                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(8)    FEE RATE(8)
------------------------------ ---------------- ------------
  For One Covered Person......      1.10%          2.20%
  For Two Covered Persons.....      1.35%          2.70%

OPTIONAL POLARIS INCOME PLUS DAILY FEE
(calculated as a percentage of the Income Base)(7)


                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(8)    FEE RATE(8)
------------------------------ ---------------- ------------
  For One Covered Person......      1.25%          2.20%
  For Two Covered Persons.....      1.45%          2.70%


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(AS OF DECEMBER 31, 2016)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(9)   MAXIMUM(9)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.55%        2.33%


FOOTNOTES TO THE FEE TABLE:

 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 or 4 years as follows:


YEARS SINCE RECEIPT OF PURCHASE PAYMENTS.....   1    2    3    4    5    6    7    8    9   10+
  Without Early Access feature............... 8%   7%   6%   5%   4%   3%   2%   0%   0%    0%
  With Early Access feature.................. 8%   7%   6%   5%   0%   0%   0%   0%   0%    0%

     If you purchased your contract prior to July 18, 2011, the Withdrawal Charge Schedule applicable to your contract is detailed in APPENDIX H.

     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more. If you purchased your contract prior to June 20, 2011, the contract maintenance fee is $35 and assessed annually, the fee may be waived if contract value is $50,000 or more.


                                       7

 4 If you do not elect the Return of Purchase Payment or Maximum Anniversary
   Value death benefits, your total separate account annual expenses would be 1.15%. If you purchased your contract prior to May 1, 2017 and you did not elect the available Maximum Anniversary Value death benefit, your total separate account expense is 1.30% and includes the return of Purchase Payment Death Benefit as follows:

     SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 (deducted from the average daily ending net asset value allocated to the
 Variable Portfolios)


 Separate Account Charge............................... 1.30%
 Maximum Anniversary Death Benefit Fee, if elected..... 0.25%
 Early Access Fee, if elected.......................... 0.40%
                                                        ----
 Maximum Separate Account Annual Expenses.............. 1.95%
                                                        ====

 PLEASE SEE APPENDIX G -- DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 FOR DETAILS REGARDING THOSE DEATH BENEFITS.

 5 The Early Access feature is available on contracts issued on or after May 2, 2016. The fee depends on the number of years since you purchased your contract as follows:


  CONTRACT YEAR
-----------------
  1-4..... 0.40%
  5+......  none

 6 If you purchased your contract prior to January 23, 2012, you may have elected the Combination HV & Roll-Up death benefit which is no longer available for election. If you elected the Combination HV & Roll-Up death benefit, your Maximum Separate Account Annual Expenses would be 1.95%. Please see APPENDIXG for details regarding this death benefit.

 7 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2017, please see APPENDIX F for a description of the living benefit you may have elected.


 8 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.


 Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SA BlackRock VCP Global Multi Asset Portfolio, SA Schroders VCP Global Allocation Portfolio, SA
 T. Rowe Price VCP Balanced Portfolio, SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, VCP Managed Asset Allocation SAST Portfolio, VCP Total Return Balanced Portfolio or VCP Value Portfolio. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.


                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%

   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).


 9 The maximum expense is for an Underlying Fund of Anchor Series Trust, as of its fiscal year ended December 31, 2016. There is a contractual agreement with Anchor Series Trust under which it will waive 1.22% of its fee and the fee is 1.11% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.11%. The contractual agreement with Anchor Series Trust will continue until at least April 30, 2018 and may not be terminated prior to that date without the approval of the Anchor Series Trust Board of Trustees. The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2016. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.12% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2018 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



                                       8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.




MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 1.95% (including the Maximum Anniversary Value death benefit and the Early Access feature), the optional Polaris Income Plus Daily feature (for the first year calculated at the initial annual fee rate of 1.45% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 2.33%*)

(1)   If you surrender your contract at the end of the applicable time period:


   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,257      $2,441      $3,133      $6,089

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $457     $1,841      $3,133      $6,089


MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.55%**)







(1)   If you surrender your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $996     $1,139      $1,338      $2,053

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $166     $539        $938        $2,053


EXPLANATION OF EXPENSE EXAMPLES



1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the Polaris Income Plus Daily fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.


4. Maximum Expense Examples with election of the Early Access feature reflect the Early Access withdrawal charge schedule and the applicable feature fee.


5. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

* The 1 year Maximum Expense Example reflect the Anchor Series Trust 1.22% fee waiver.


** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.12% fee waiver.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       9

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           THE POLARIS PLATINUM III

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       PURCHASING A POLARIS PLATINUM III

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                               MINIMUM
                                                 MINIMUM      AUTOMATIC
                           MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                               PURCHASE         PURCHASE       PURCHASE
                               PAYMENT*          PAYMENT       PAYMENT
        Qualified         $ 4,000             $500           $100
      Non-Qualified       $10,000             $500           $100

* If you purchased your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100 if you have not elected a Living Benefit feature. We will not accept subsequent Purchase Payments from contract Owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval. The terms creating any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


                                       10



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract Owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


                                       11



An initial Purchase Payment will be priced within two NYSE business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US Life (New York contracts only)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US Life (New York contracts only)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


EARLY ACCESS FEATURE

For an additional annualized fee of 0.40% of the average daily ending net asset value allocated to the Variable Portfolios in contract years 1-4, you may elect the optional Early Access feature when you purchase the contract. This feature reduces the length of the withdrawal charge schedule associated with each Purchase Payment from 7 years to 4 years. The fee for this feature terminates on your fifth contract anniversary. PLEASE SEE CHART AND EXPENSES BELOW.


 CONTRACT YEAR                         1-4       5+
 OPTIONAL EARLY ACCESS FEATURE FEE    0.40%     none

The Early Access feature is available on contracts issued on or after May 2, 2016. This feature may not be available through your broker-dealer. Please check with your financial representative for availability. We reserve the right to modify, suspend or terminate the Early Access feature at any time for prospectively issued contracts.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next NYSE business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every NYSE business day, by multiplying the Accumulation Unit value for the immediately preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


                                       12



     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in a money market or similar portfolio during the free look period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable


                                       13



to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as defined below. Fund-of-Funds and Master-Feeder Funds require you to pay fees and expenses at both fund levels. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds held in the Fund-of-Funds structure. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. These risk management techniques help us to manage our financial exposure in connection with certain guaranteed benefits and could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports. Please consult your independent financial representative regarding which of these Variable Portfolios are appropriate for your risk structure.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisors are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment advisor.


     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").


                                       14



            MASTER-FEEDER FUNDS

            SAST also offers Master-Feeder Funds. Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.

            Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.
            Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


            SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO AND SUNAMERICA DYNAMIC STRATEGY PORTFOLIO

            SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment advisor of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadvisor. This managed volatility strategy may reduce the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. The formula used by the Subadvisor may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment advisor and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


            SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO
            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO
            VCP TOTAL RETURN BALANCED PORTFOLIO
            VCP VALUE PORTFOLIO

            The Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. In addition, these Variable Portfolios may enable the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       15



UNDERLYING FUNDS                                 MANAGED BY:                                        TRUST    ASSET CLASS
----------------------------------------------   ----------------------------------------------   --------   ------------------
Aggressive Growth                                Wells Capital Management Incorporated            SAST       STOCK
American Funds Asset Allocation SAST             Capital Research and Management Company          SAST       ASSET ALLOCATION
American Funds Global Growth SAST                Capital Research and Management Company          SAST       STOCK
American Funds Growth SAST                       Capital Research and Management Company          SAST       STOCK
American Funds Growth-Income SAST                Capital Research and Management Company          SAST       STOCK
Asset Allocation                                 Edge Asset Management, Inc.                      AST        ASSET ALLOCATION
Asset Allocation: Diversified Growth             Putnam Investment Management, LLC                SST        ASSET ALLOCATION
Balanced                                         J.P. Morgan Investment Management Inc.           SAST       ASSET ALLOCATION
Blue Chip Growth                                 Massachusetts Financial Services Company         SAST       STOCK
Capital Appreciation                             Wellington Management Company LLP                AST        STOCK
Capital Growth                                   The Boston Company Asset Management, LLC         SAST       STOCK
Corporate Bond                                   Federated Investment Management Company          SAST       BOND
"Dogs" of Wall Street*                           SunAmerica Asset Management, LLC                 SAST       STOCK
Emerging Markets                                 J.P. Morgan Investment Management Inc.           SAST       STOCK
Equity Opportunities                             OppenheimerFunds, Inc.                           SAST       STOCK
Foreign Value                                    Templeton Investment Counsel, LLC                SAST       STOCK
Franklin Founding Funds Allocation VIP Fund      Franklin Templeton Services, LLC                 FTVIPT     ASSET ALLOCATION
Franklin Income VIP Fund                         Franklin Advisers, Inc.                          FTVIPT     ASSET ALLOCATION
Fundamental Growth                               Wells Capital Management Incorporated            SAST       STOCK
Global Bond                                      Goldman Sachs Asset Management International     SAST       BOND
Global Equities                                  J.P. Morgan Investment Management Inc.           SAST       STOCK
Goldman Sachs VIT Government Money               Goldman Sachs Asset Management, L.P.             GST        CASH
 Market Fund
Government and Quality Bond                      Wellington Management Company LLP                AST        BOND
Growth                                           Wellington Management Company LLP                AST        STOCK
Growth-Income                                    J.P. Morgan Investment Management Inc.           SAST       STOCK
Growth Opportunities                             Invesco Advisers, Inc.                           SAST       STOCK
High-Yield Bond                                  PineBridge Investments LLC                       SAST       BOND
International Diversified Equities               Morgan Stanley Investment Management Inc.        SAST       STOCK
International Growth and Income                  Putnam Investment Management, LLC                SAST       STOCK
Invesco V.I. American Franchise Fund,            Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares*
Invesco V.I. Comstock Fund, Series II            Invesco Advisers, Inc.                           AVIF       STOCK
 Shares*
Invesco V.I. Growth and Income Fund,             Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares
Lord Abbett Growth and Income                    Lord, Abbett & Co. LLC                           LASF       STOCK
Managed Allocation Balanced                      SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Managed Allocation Growth                        SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Managed Allocation Moderate                      SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Managed Allocation Moderate Growth               SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Mid-Cap Growth                                   J.P. Morgan Investment Management Inc.           SAST       STOCK
Natural Resources                                Wellington Management Company LLP                AST        STOCK
Real Estate                                      FIAM LLC                                         SAST       STOCK
Real Return                                      Wellington Management Company LLP                SST        BOND
SA AB Growth                                     AllianceBernstein L.P.                           SAST       STOCK
SA BlackRock Multi-Asset Income                  BlackRock Investment Management, LLC             AST        ASSET ALLOCATION
SA BlackRock VCP Global Multi Asset              BlackRock Investment Management, LLC             SAST       ASSET ALLOCATION
 Portfolio
SA Index Allocation 90/10                        SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Index Allocation 80/20                        SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Index Allocation 60/40                        SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Janus Focused Growth                          Janus Capital Management, LLC                    SAST       STOCK
SA JPMorgan MFS Core Bond                        J.P. Morgan Investment Management Inc. and       SAST       BOND
                                                 Massachusetts Financial Services Company
SA Legg Mason BW Large Cap Value                 Brandywine Global Investment Management, LLC     SAST       STOCK
SA MFS Massachusetts Investors Trust*            Massachusetts Financial Services Company         SAST       STOCK
SA MFS Total Return*                             Massachusetts Financial Services Company         SAST       ASSET ALLOCATION
SA Schroders VCP Global Allocation Portfolio     Schroder Investment Management North America     SAST       ASSET ALLOCATION
                                                 Inc.
SA T. Rowe Price VCP Balanced Portfolio          T. Rowe Price Associates, Inc.                   SAST       ASSET ALLOCATION
Small & Mid Cap Value                            AllianceBernstein L.P.                           SAST       STOCK
Small Company Value                              Franklin Advisory Services, LLC                  SAST       STOCK
Strategic Multi-Asset                            Wellington Management Company LLP                AST        ASSET ALLOCATION


                                       16


UNDERLYING FUNDS                           MANAGED BY:                                       TRUST    ASSET CLASS
----------------------------------------   ----------------------------------------------   -------   -----------------
SunAmerica Dynamic Allocation Portfolio    SunAmerica Asset Management, LLC and             SAST      ASSET ALLOCATION
                                           AllianceBernstein L.P.
SunAmerica Dynamic Strategy Portfolio      SunAmerica Asset Management, LLC and             SAST      ASSET ALLOCATION
                                           AllianceBernstein L.P.
Technology                                 Columbia Management Investment Advisers, LLC     SAST      STOCK
Telecom Utility                            Massachusetts Financial Services Company         SAST      STOCK
Ultra Short Bond Portfolio                 Dimensional Fund Advisors LP                     SAST      BOND
VCP Managed Asset Allocation SAST          Capital Research and Management Company          SAST      ASSET ALLOCATION
 Portfolio
VCP Total Return Balanced Portfolio        Pacific Investment Management Company LLC        SAST      ASSET ALLOCATION
VCP Value Portfolio                        Invesco Advisers, Inc.                           SAST      ASSET ALLOCATION

* "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/GETPROSPECTUS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       17



EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM ARE NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model or 50%-50% Combination Model, please see the POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX for more information.


SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If you elect certain living benefits, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with election of these Living Benefits and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200.


                                       18



Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file.

If your contract was issued on or after October 1, 2013, the 2-Year DCA Fixed Account is not available for investment. For contracts issued prior to October 1, 2013, without election of a Living Benefit, the 2-Year DCA Fixed Account will remain available for subsequent Purchase Payments on contracts issued initially with the 2-Year DCA Fixed Account. The minimum subsequent Purchase Payment that you must invest for the 2-Year DCA Fixed Account is $2,400.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

If you elect the Early Access feature in some states, you may not invest initial and/or subsequent Purchase Payments in the available DCA Fixed Accounts.


DOLLAR COST AVERAGING PROGRAM

The DCA Program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA Program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA Program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.


                                       19



TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by United States Postal Service first-class mail ("U.S. Mail") addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time and we will notify you prior to exercising the right of suspension. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract Owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract Owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by U.S. Mail for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 17, 2017 and within the previous twelve months (from August 18, 2016 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2017 must be submitted by U.S. Mail (from August 18, 2017 through August 17, 2018).

We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.


                                       20



We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or


                                       21



allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise. However, automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day.


                                       22



We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.

If you have elected an optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, the additional amount of the Withdrawal that exceeds the Maximum Annual Withdrawal Amount that may be considered a Free Withdrawal will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base, if applicable, and future income payments. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" UNDER OPTIONAL LIVING BENEFITS BELOW.


FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. AS A RESULT, IF YOU FULLY SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUSLY WITHDRAWN FREE WITHDRAWALS OR ANY WITHDRAWALS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS UPON A FULL SURRENDER FOR THE PURPOSES OF CALCULATING THE WITHDRAWAL CHARGE.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.

Your annual free withdrawal amount is the greater of:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.

If you are taking required minimum distributions ("RMD") applicable to this contract only, current Company practice is to waive any withdrawal charges applicable to those withdrawals.

The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.

We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The free withdrawal amount was calculated differently for contracts issued prior to July 18, 2011, PLEASE SEE APPENDIX H FOR DETAILS REGARDING THE FREE WITHDRAWAL AMOUNT CALCULATION.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)


                                       23



     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

     D=  Your full contract value ($84,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional Living Benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.


                                       24

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OVERVIEW OF LIVING BENEFITS


The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.

Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT A LIVING BENEFIT.

Below is a summary of the key features of the optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.


POLARIS INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit. If you elect Polaris Income Plus, you may choose from Income Options 1, 2 or 3.


The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.


POLARIS INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit.


The annual 5% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 5% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.


POLARIS INCOME PLUS DAILY(SM) offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Year Anniversaries, looking back at the prior Benefit Year's Step-up Values. In addition, if you do not take any withdrawals prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the first Benefit Year's Purchase Payments. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. The Minimum Income Base structure differs from that which is available on Polaris Income Plus and Polaris Income Builder. If you elect Polaris Income Plus Daily, you may choose from Income Options 1, 2, or 3.



GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.

These optional Living Benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily Living Benefits are designed to provide the contract owner(s) lifetime income with the flexibility to start income at any time. The guaranteed rising income component available on Polaris Income Plus offers an additional benefit to those starting income soon after the


                                       25



contract is issued. Unlike Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily do not offer guaranteed rising income. For those deferring income, Polaris Income Builder combines the power of slightly higher withdrawal rates than some Polaris Income Plus Income Options and the annual Income Credit to grow the Income Base for a later income start date. Polaris Income Plus Daily allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Please note that not all of these Living Benefits may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Certain Living Benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2017, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE BENEFITS.

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.

LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


HIGHEST ANNIVERSARY VALUE
For Polaris Income Plus and Polaris Income Builder only, the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Purchase Payments received prior to the first contract anniversary.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base,


                                       26



if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
For Polaris Income Plus and Polaris Income Builder only, an amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


                         INCOME CREDIT
    OPTIONAL        (AS A PERCENTAGE OF THE                INCOME
 LIVING BENEFIT       INCOME CREDIT BASE)            CREDIT AVAILABILITY
 Polaris                      6%               Available during the first 12
 Income Plus                                    Benefit Years -- the Income
                                                 Credit is REDUCED in years
                                                   withdrawals are taken
 Polaris                      5%               Available during the first 12
 Income                                         Benefit Years -- the Income
 Builder                                       Credit is ELIMINATED in years
                                                  any withdrawal is taken
 Polaris                Not available                  Not available
 Income Plus
 Daily

INCOME CREDIT BASE
For Polaris Income Plus and Polaris Income Builder only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
For Polaris Income Plus and Polaris Income Builder only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE
For Polaris Income Plus and Polaris Income Builder only, the guaranteed minimum amount equal to 200% of the first Benefit Year's Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.

For Polaris Income Plus Daily only, the guaranteed minimum amount is specified as a percentage of the first Benefit Year's Purchase Payments and is available during the Minimum Income Base period provided no withdrawals are taken prior to each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base structure differs from that which is currently available on the Polaris Income Plus and Polaris Income Builder living benefits as follows:


      MINIMUM INCOME BASE PERIOD            MINIMUM INCOME BASE PERCENTAGE
 (IF NO WITHDRAWALS ARE TAKEN PRIOR TO    (AS A PERCENTAGE OF THE 1ST BENEFIT
     THE BENEFIT YEAR ANNIVERSARY)             YEAR'S PURCHASE PAYMENT)
 1st Benefit Year Anniversary                                           105%
 2nd Benefit Year Anniversary                                           110%
 3rd Benefit Year Anniversary                                           115%
 4th Benefit Year Anniversary                                           120%
 5th Benefit Year Anniversary                                           125%
 6th Benefit Year Anniversary                                           130%
 7th Benefit Year Anniversary                                           135%
 8th Benefit Year Anniversary                                           140%
 9th Benefit Year Anniversary                                           145%
 10th Benefit Year Anniversary                                          150%
 11th Benefit Year Anniversary                                          155%
 12th Benefit Year Anniversary                                          160%
 13th Benefit Year Anniversary                                          165%
 14th Benefit Year Anniversary                                          170%
 15th Benefit Year Anniversary                                          175%


The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base Period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. Upon your first withdrawal during the Minimum Income Base period, you are no longer eligible for adjustments to your Income Base based on the above Minimum Income Base Table.



PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


STEP-UP VALUE
For Polaris Income Plus Daily only, a value used to determine the Income Base that is equal to the contract value on any day if it is greater than the Income Base on that day. This value is determined daily.


                                       27



POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY

How do Polaris Income Plus and Polaris Income Builder work?

Both Polaris Income Plus and Polaris Income Builder lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


How does Polaris Income Plus Daily work?

Unlike Polaris Income Plus and Polaris Income Builder, Polaris Income Plus Daily does not offer Income Credits. Instead, Polaris Income Plus Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. In addition, if you do not take any withdrawals prior to a Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be eligible to increase to at least the Minimum Income Base according to the table shown above. The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by the Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

                                       28




MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
  TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


POLARIS INCOME PLUS


                                                            POLARIS            POLARIS           POLARIS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON      INCOME PLUS        INCOME PLUS       INCOME PLUS
                AT FIRST WITHDRAWAL(1)                  INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)                     4.0%  /  3.0%(2)   4.0%  /  3.0%(2)   3.25%  /  3.25%
 One Covered Person (Age 60 - 64)                     5.0%  /  3.0%(2)   5.0%  /  3.0%(2)   3.75%  /  3.75%
 One Covered Person (Age 65 - 71)                       6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                  6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                    3.5%  /  3.0%(3)   3.5%  /  3.0%(3)    3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)                    4.5%  /  3.0%(3)   4.5%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)                      5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                 6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%

POLARIS INCOME BUILDER


 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON
               AT FIRST WITHDRAWAL(1)                 POLARIS INCOME BUILDER
 One Covered Person (Age 65 and Older)                   5.40%  /  5.40%
 Two Covered Persons (Age 65 and Older)                  4.90%  /  4.90%

POLARIS INCOME PLUS DAILY


                                                        POLARIS INCOME       POLARIS INCOME     POLARIS INCOME
 NUMBER OF COVERED PERSON AND AGE OF COVERED PERSON       PLUS DAILY           PLUS DAILY         PLUS DAILY
               AT FIRST WITHDRAWAL(1)                   INCOME OPTION 1      INCOME OPTION 2    INCOME OPTION 3
 One Covered Person (Age 45 - 59)                    3.75%  /  2.75%(4)   3.75%  /  2.75%(4)    3.0%  /  3.0%
 One Covered Person (Age 60 - 64)                    4.75%  /  2.75%(4)   4.75%  /  2.75%(4)   3.50%  /  3.50%
 One Covered Person (Age 65 - 71)                       6.0%  /  4.0%        7.0%  /  3.0%      5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                  6.5%  /  4.0%        7.5%  /  3.0%     5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                   3.25%  /  2.75%(5)   3.25%  /  2.75%(5)   2.75%  /  2.75%
 Two Covered Persons (Age 60 - 64)                   4.25%  /  2.75%(5)   4.25%  /  2.75%(5)   3.25%  /  3.25%
 Two Covered Persons (Age 65 - 71)                      5.5%  /  4.0%        6.5%  /  3.0%      4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                 6.0%  /  4.0%        7.0%  /  3.0%     4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.

We reserve the right to modify the rates referenced in the table above at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective.


                                       29



Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3 AND POLARIS INCOME BUILDER

If you elect Polaris Income Plus Income Option 1, 2 or 3 or Polaris Income Builder, you must allocate your assets in accordance with the following:


 10% Secure        Up to 90% in one or more of the following Variable
 Value Account     Portfolios, except as otherwise noted:
                   Corporate Bond
                   Global Bond
                   Goldman Sachs VIT Government Money Market Fund
                   Government and Quality Bond
                   Real Return
                   SA BlackRock VCP Global Multi Asset Portfolio*
                   SA JPMorgan MFS Core Bond
                   SA Schroders VCP Global Allocation Portfolio*
                   SA T. Rowe Price VCP Balanced Portfolio*
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
                   Ultra Short Bond Portfolio
                   VCP Managed Asset Allocation SAST Portfolio*
                   VCP Total Return Balanced Portfolio*
                   VCP Value Portfolio*
                   * You may invest up to a maximum of 50% in each of
                   these Variable Portfolios.


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS DAILY INCOME OPTION 1, 2 OR 3

If you elect Polaris Income Plus Daily, you must allocate your assets in accordance with the following:



 10% Secure        Up to 90% in one or more of the following Variable
 Value Account     Portfolios:
                   ASSET ALLOCATION PORTFOLIOS:
                   American Funds Asset Allocation SAST Portfolio
                   Asset Allocation
                   Asset Allocation: Diversified Growth
                   Balanced
                   SA BlackRock Multi-Asset Income
                   SA MFS Total Return
                   Strategic Multi-Asset
                   ACTIVELY MANAGED FUND-OF-FUNDS:
                   Managed Allocation Balanced
                   Managed Allocation Moderate
                   Managed Allocation Moderate Growth
                   Managed Allocation Growth
                   ACTIVELY MANAGED FUND-OF-FUNDS WITH VOLATILITY
                   CONTROL:
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
                   FIXED INCOME PORTFOLIOS:
                   Corporate Bond
                   Global Bond
                   Goldman Sachs VIT Government Money Market Fund
                   Government and Quality Bond
                   Real Return
                   SA JPMorgan MFS Core Bond Portfolio
                   Ultra Short Bond Portfolio
                   INDEX FUND-OF-FUNDS PORTFOLIOS:
                   SA Index Allocation 90/10
                   SA Index Allocation 80/20
                   SA Index Allocation 60/40
                   VOLATILITY CONTROL PORTFOLIOS:
                   SA BlackRock VCP Global Multi Asset Portfolio
                   SA Schroders VCP Global Allocation Portfolio
                   SA T. Rowe Price VCP Balanced Portfolio
                   VCP Managed Asset Allocation SAST Portfolio
                   VCP Total Return Balanced Portfolio
                   VCP Value (Invesco)
                   DCA FIXED ACCOUNTS*
                   6-Month DCA
                   1-Year DCA
                   * You may use a DCA Fixed Account to invest your
                   target allocation in accordance with the investment
                   requirements.



                                       30



How do my investment requirements impact my feature and contract?

Before you elect a Living Benefit, you should carefully consider whether the investment requirements associated with the Living Benefits meet your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We reserve the right to change the investment requirements at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus and Polaris Income Builder?

The benefit offered by Polaris Income Plus and Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT.

If you elect POLARIS INCOME PLUS, the Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year


                                       31



are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

For example, if you are age 65 and elected Polaris Income Plus Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you are age 65 and elected two Covered Persons and take cumulative withdrawals that are equal to 5.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.

If you elect POLARIS INCOME BUILDER, the Income Credit is equal to 5% of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if NO WITHDRAWALS ARE TAKEN in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" BELOW.


What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by


                                       32



multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Plus and Polaris Income Builder?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


How can the Income Base be increased for Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.

Additionally, if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year's Purchase Payments.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?"AND"WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?"BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


What are the effects of withdrawals on Polaris Income Plus and Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a


                                       33



result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What are the effects of withdrawals on Polaris Income Plus Daily?

The Maximum Annual Withdrawal Amount and the Income Base can change over time as a result of the timing and amount of withdrawals. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.


                                       34



     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily?

The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


OPTIONAL POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).


OPTIONAL POLARIS INCOME PLUS DAILY FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.25%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.45%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum


                                       35



annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.

For Polaris Income Plus and Polaris Income Builder, an increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

Due to the investment requirements associated with the election of these Living Benefits, you may invest a portion of your assets in the following Variable
Portfolios:

     o     SA BlackRock VCP Global Multi Asset Portfolio

     o     SA Schroders VCP Global Allocation Portfolio

     o     SA T. Rowe Price VCP Balanced Portfolio

     o     SunAmerica Dynamic Allocation Portfolio

     o     SunAmerica Dynamic Strategy Portfolio

     o     VCP Managed Asset Allocation SAST Portfolio

     o     VCP Total Return Balanced Portfolio

     o     VCP Value Portfolio

Each of these Variable Portfolios utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, for Polaris Income Plus and Polaris Income Builder, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       ADDITIONAL IMPORTANT INFORMATION

                   APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect a Living Benefit?


You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit,


                                       36



Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.


POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              45              80
      Joint Owners(1)           45              80

POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
      NON-QUALIFIED:
      Joint Owners(2)         45          80          45          85
      NON-QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)
        QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)

POLARIS INCOME BUILDER --
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              65              80
      Joint Owners(1)           65              80

POLARIS INCOME BUILDER --
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
      NON-QUALIFIED:
      Joint Owners(2)         65          80          65          85
      NON-QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           65          80          65        N/A(3)
        QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           65          80          65        N/A(3)

(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The Spousal Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected Polaris Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit equal to the difference between the RMD and 6% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 6% of the Income Base, no Income Credit will be included in the calculation of the Income Base.

If you have elected Polaris Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.


                                       37



What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO POLARIS INCOME PLUS AND POLARIS INCOME BUILDER WORK?" AND "HOW DOES POLARIS INCOME PLUS DAILY WORK?"ABOVE.


FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


FOR POLARIS INCOME PLUS DAILY ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Base period if no withdrawal is taken during the Minimum Income Base period. If a withdrawal is taken, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base. The Minimum Income Base is equal to the Minimum Income Base percentage multiplied by the first Benefit Year's Purchase Payments as described under "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?"


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.


Once you begin the Income Phase by electing one of the annuity income payment options above: (1) the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Plus or Polaris Income Builder; (2) the Income Base will no longer be adjusted for Step-up Values and no longer eligible for adjustments to the Minimum Income Base if you elected Polaris Income Plus Daily.


If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


                                       38



Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


   CANCELLATION                     CANCELLATION
 REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5              5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the
                         receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market or similar portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


                                       39



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE
                             EXTENSION PARAMETERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The information below is important to you if you purchased a contract between MAY 4, 2009 AND JANUARY 18, 2010 and you elected the MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS living benefit or if you purchased a contract between MAY 4, 2009 AND JANUARY 20, 2012 and you elected the MARKETLOCK FOR LIFE living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and the initial Income Credit Period (not applicable to MarketLock For Life) end after the fifth contract year. On or about your fifth contract anniversary, you have an opportunity to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, for an additional five years (the "Extension") depending on which MarketLock feature you elected at the time of purchase:


MARKETLOCK FEATURE           CONTRACT PURCHASE DATES
 MarketLock Income Plus      May 4, 2009 - January 18, 2010
 MarketLock For Life Plus    May 4, 2009 - January 18, 2010
 MarketLock For Life         May 4, 2009 - January 20, 2012

In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits (not applicable to MarketLock For Life). Please note that if you do not elect the Extension on or about your fifth anniversary, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods, if applicable, in the future.

As a reminder, you also have the option to cancel your living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Feature you elected at purchase, please see the APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017.

How do I elect the Extension?

To elect the Extension, you must complete the Election Form we send you. If you elected the MarketLock Income Plus or MarketLock For Life Plus living benefit, both the Income Base Evaluation Period and the Income Credit Period may be extended for an additional 5 year period. If you elected the MarketLock For Life living benefit, the Income Base Evaluation Period may be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.


What is the fee if I elect the Extension?

If you elect MARKETLOCK INCOME PLUS EXTENSION, the fee for the living benefit will be increased by 0.10% as follows:


                                                  ANNUALIZED FEE AFTER
                     CURRENT ANNUALIZED FEE            EXTENSION
                        (calculated as a            (calculated as a
    NUMBER OF             percentage of         percentage of the Income
 COVERED PERSONS        the Income Base)                 Base)
        One                  1.10%                       1.20%
        Two                  1.35%                       1.45%

If you elect MARKETLOCK FOR LIFE PLUS EXTENSION, the fee for the living benefit will be increased by 0.25% for One Covered Person and 0.20% for Two Covered Persons as follows:


                                                  ANNUALIZED FEE AFTER
                     CURRENT ANNUALIZED FEE            EXTENSION
                        (calculated as a            (calculated as a
    NUMBER OF             percentage of         percentage of the Income
 COVERED PERSONS        the Income Base)                 Base)
        One                  0.95%                       1.20%
        Two                  1.25%                       1.45%

If you elect MARKETLOCK FOR LIFE EXTENSION, the fee for the living benefit will be increased by 0.25% as follows:


                                                  ANNUALIZED FEE AFTER
                     CURRENT ANNUALIZED FEE            EXTENSION
                        (calculated as a            (calculated as a
    NUMBER OF             percentage of         percentage of the Income
 COVERED PERSONS        the Income Base)                 Base)
        One                  0.70%                       0.95%
        Two                  0.95%                       1.20%

What are the investment requirements if I elect the Extension?

The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living


                                       40



benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:



 Option 1     Up to 100% in one or more of the following:
              SunAmerica Dynamic Allocation Portfolio
              SunAmerica Dynamic Strategy Portfolio
              Ultra Short Bond Portfolio
 Option 2 At least 50% and up to 100% in one or more of the following:
              SunAmerica Dynamic Allocation Portfolio
              SunAmerica Dynamic Strategy Portfolio
              Ultra Short Bond Portfolio
              Up to 50% in one or more of the following Variable
              Portfolios:
              American Funds Asset Allocation SAST
              Asset Allocation
              Balanced
              Franklin Income VIP Fund
              Managed Allocation Balanced
              Managed Allocation Moderate
              Managed Allocation Moderate Growth
              SA MFS Total Return
 Option 3     25% SunAmerica Dynamic Allocation Portfolio and
              25% SunAmerica Dynamic Strategy Portfolio and
              50% in one of the following Allocations*:
              Allocation 1, Allocation 2 or Allocation 3 or
              Combination Allocations*:
              Combination Allocation 1, Combination Allocation 2 or
              Combination Allocation 3
              * Please see the allocations for the formerly available
              Polaris Portfolio Allocator Models and 50%-50%
              Combination Models in the POLARIS PORTFOLIO
              ALLOCATOR PROGRAM and 50%-50% COMBINATION
              MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR
              TO FEBRUARY 6, 2017 APPENDIX.
 Option 4 At least 50% and up to 100% in one or more of the following:
              SunAmerica Dynamic Allocation Portfolio
              SunAmerica Dynamic Strategy Portfolio
              Ultra Short Bond Portfolio
              Up to 50% in accordance with the requirements outlined in the table below:






  INVESTMENT       INVESTMENT              VARIABLE PORTFOLIOS
     GROUP        REQUIREMENT             AND/OR FIXED ACCOUNTS
 A. BOND,        Minimum 15%     Corporate Bond
  CASH           Maximum 50%     Global Bond
  AND FIXED                      Government and Quality Bond
  ACCOUNTS                       Real Return
                                 SA JPMorgan MFS Core Bond
                                 DCA FIXED ACCOUNTS
                                 6-Month DCA
                                 1-Year DCA
                                 2-Year DCA
                                 FIXED ACCOUNTS
                                 1-Year Fixed (if available)


  INVESTMENT       INVESTMENT              VARIABLE PORTFOLIOS
     GROUP        REQUIREMENT             AND/OR FIXED ACCOUNTS
 B. EQUITY        Minimum 0%     Aggressive Growth
  MAXIMUM        Maximum 35%     American Funds Asset Allocation SAST
                                 American Funds Global Growth SAST
                                 American Funds Growth SAST
                                 American Funds Growth-Income SAST
                                 Asset Allocation
                                 Balanced
                                 Blue Chip Growth
                                 Capital Appreciation
                                 "Dogs" of Wall Street
                                 Equity Opportunities
                                 Foreign Value
                                 Franklin Founding Funds Allocation VIP
                                 Fund
                                 Franklin Income VIP Fund
                                 Fundamental Growth
                                 Global Equities
                                 Growth
                                 Growth-Income
                                 High Yield Bond
                                 International Diversified Equities
                                 International Growth and Income
                                 Invesco V.I. American Franchise Fund,
                                 Series II Shares
                                 Invesco V.I. Comstock Fund, Series II
                                 Shares
                                 Invesco V.I. Growth and Income Fund,
                                 Series II Shares
                                 Lord Abbett Growth and Income
                                 Managed Allocation Balanced
                                 Managed Allocation Growth
                                 Managed Allocation Moderate
                                 Managed Allocation Moderate Growth
                                 SA AB Growth
                                 SA Janus Focused Growth
                                 SA Legg Mason BW Large Cap Value
                                 SA MFS Massachusetts Investors Trust
                                 SA MFS Total Return
                                 Small & Mid Cap Value
                                 Telecom Utility
 C. LIMITED       Minimum 0%     Capital Growth
  EQUITY          Maximum 5%     Emerging Markets
                                 Growth Opportunities
                                 Mid-Cap Growth
                                 Natural Resources
                                 Real Estate
                                 Small Company Value
                                 Technology

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next NYSE business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to a money market or similar portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased Owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2017, PLEASE SEE APPENDIX G FOR DETAILS REGARDING THOSE FEATURES.


BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program offered to Beneficiaries on or after September 20, 2010. The Extended Legacy Guide may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for

IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork in Good Order, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and optional Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts and/or DCA Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects the Extended Legacy Program, we will charge an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be charged the same Separate Account Charge as described above under SEPARATE ACCOUNT CHARGES and will continue to be offered the same Variable Portfolios as the original Owner.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


INHERITED ACCOUNT PROGRAM

The Inherited Account Program can allow a Beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The Beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The Beneficiary of the transferred contract becomes the Owner of the contract issued by us.

There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. Optional Living Benefits cannot be elected under the Inherited Account Program. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the Contract Value death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.


DEATH BENEFIT OPTIONS


CONTRACT VALUE DEATH BENEFIT

The Contract Value death benefit is equal to the contract value on the business day during which we receive all required documentation.

The following Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.

Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit. Please check with your financial representative.


RETURN OF PURCHASE PAYMENT DEATH BENEFIT

For an additional fee, you may elect the Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The annualized fee for the Return of Purchase Payment death benefit is 0.15% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Return of Purchase Payment death benefit can only be elected prior to your 86th birthday.

THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.40% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

FOR A DESCRIPTION OF THE DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017, PLEASE SEE APPENDIX G.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

The Continuing Spouse may not terminate the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit if elected at contract issue. To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AND WE WILL SUPPLEMENT THE PROSPECTUS PRIOR TO ANY CHANGE BEING EFFECTIVE.


PLEASE SEE APPENDIX G - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 FOR DETAILS REGARDING THOSE BENEFITS.


PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES

The annualized Separate Account Charge is 1.15% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge schedule to each Purchase Payment you contribute to the contract. A withdrawal charge does not apply to each Purchase Payment after it has been in the contract for four complete years if Early Access is elected, or seven complete years if the Early Access feature is not elected. The withdrawal charge percentage declines over time for each Purchase Payment in the contract.


WITHDRAWAL CHARGE WITH ELECTION OF THE EARLY ACCESS FEATURE:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                1    2    3    4   5+
 WITHDRAWAL CHARGE   8%   7%   6%   5%   0%

WITHDRAWAL CHARGE WITHOUT THE ELECTION OF EARLY ACCESS:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                1    2    3    4    5    6    7   8+
 WITHDRAWAL CHARGE   8%   7%   6%   5%   4%   3%   2%   0%

IF YOUR CONTRACT WAS ISSUED PRIOR TO JULY 18, 2011, PLEASE SEE APPENDIX H FOR THE WITHDRAWAL CHARGE SCHEDULE.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, Class Service shares of Goldman Sachs Variable Insurance Trust, and

Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFIT FEES

The Living Benefit fees will be calculated as a percentage of the Income Base for all years in which the Living Benefits are in effect. The fee depends on whether you elect to cover one or two lives. The Living Benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2017, PLEASE SEE APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 FOR SPECIFIC FEE INFORMATION.



OPTIONAL POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY LIVING BENEFIT FEE


POLARIS INCOME PLUS AND POLARIS INCOME BUILDER


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).


POLARIS INCOME PLUS DAILY


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.25%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.45%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF

THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY
FEE.



RETURN OF PURCHASE PAYMENT DEATH BENEFIT FEE

If you elect the Return of Purchase Payment death benefit, the annualized fee is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio(s).


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

If you elect the Maximum Anniversary Value death benefit, the fee is 0.40% of the average daily ending net asset value allocated to the Variable Portfolio(s).


OPTIONAL EARLY ACCESS FEATURE FEE

The annualized fee for the optional Early Access feature is 0.40% of the average daily ending net asset value allocated to the Variable Portfolios. This fee is no longer assessed after four contract years.


 CONTRACT YEAR                         1-4       5+
 OPTIONAL EARLY ACCESS FEATURE FEE    0.40%     none

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 6.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.


COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.20% of contract value annually for the life of the contract.


The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2016 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday. At your request, for contracts issued in the state of New York, we can extend the Accumulation Phase from when you are age 90 to the first NYSE business day of the month following your 95th birthday. For example, if your 95th birthday is July 8, 2016, the first NYSE business day of the following month would be Monday, August 1, 2016. In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if your contract was issued in New York with a Latest Annuity Date of age 90, you must notify us that you want to extend the Accumulation Phase to your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the

Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially only live long enough to receive one annuity income payment.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFITS.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT
TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL INFORMATIONAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     o payments to certain individuals called up for active duty after September 11, 2001; and

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the Owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated required minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automated required minimum distribution unless your Beneficiary instructs us otherwise. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR


AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("AGL Merger"). Before the AGL Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the AGL Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The AGL Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The AGL Merger also did not result in any adverse tax consequences for any contract Owners.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("US Life Merger"). Before the US Life Merger, contracts in New York were issued by First SunAmerica. Upon the US Life Merger, all contractual obligations of First SunAmerica became obligations of US Life.

The US Life Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The US Life Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.

AIG is a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 21, 2017, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                           FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                             INCEPTION        ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                         TO 12/31/09      12/31/10        12/31/11        12/31/12
========================================================== ============= =============== =============== ===============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$5.307     (a)$7.064       (a)$8.428       (a)$8.134
                                                           (b)$5.306     (b)$7.017       (b)$8.316       (b)$7.974
 Ending AUV............................................... (a)$7.064     (a)$8.428       (a)$8.134       (a)$9.308
                                                           (b)$7.017     (b)$8.316       (b)$7.974       (b)$9.052
 Ending Number of AUs..................................... (a)8,651      (a)67,576       (a)211,903      (a)286,201
                                                           (b)5,560      (b)7,075        (b)7,075        (b)3,395

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$7.675     (a)$9.248       (a)$10.223      (a)$10.190
                                                           (b)$7.673     (b)$9.139       (b)$10.026      (b)$9.929
 Ending AUV............................................... (a)$9.248     (a)$10.223      (a)$10.190      (a)$11.646
                                                           (b)$9.139     (b)$10.026      (b)$9.929       (b)$11.273
 Ending Number of AUs..................................... (a)18,473     (a)661,124      (a)1,396,870    (a)1,539,848
                                                           (b)13         (b)17,259       (b)46,165       (b)41,821

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$7.598     (a)$10.333      (a)$11.362      (a)$10.190
                                                           (b)$7.597     (b)$10.269      (b)$11.219      (b)$9.996
 Ending AUV............................................... (a)$10.333    (a)$11.362      (a)$10.190      (a)$12.294
                                                           (b)$10.269    (b)$11.219      (b)$9.996       (b)$11.983
 Ending Number of AUs..................................... (a)214,389    (a)2,106,282    (a)5,656,679    (a)5,825,024
                                                           (b)23,265     (b)75,062       (b)141,456      (b)137,526

-----------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$6.814     (a)$8.806       (a)$10.285      (a)$9.688
                                                           (b)$6.812     (b)$8.754       (b)$10.158      (b)$9.506
 Ending AUV............................................... (a)$8.806     (a)$10.285      (a)$9.688       (a)$11.241
                                                           (b)$8.754     (b)$10.158      (b)$9.506       (b)$10.959
 Ending Number of AUs..................................... (a)157,882    (a)1,025,186    (a)2,542,152    (a)2,857,660
                                                           (b)28,050     (b)100,608      (b)119,281      (b)118,767

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$6.835     (a)$8.697       (a)$9.535       (a)$9.210
                                                           (b)$6.833     (b)$8.645       (b)$9.417       (b)$9.037
 Ending AUV............................................... (a)$8.697     (a)$9.535       (a)$9.210       (a)$10.651
                                                           (b)$8.645     (b)$9.417       (b)$9.037       (b)$10.383
 Ending Number of AUs..................................... (a)53,285     (a)525,164      (a)1,586,603    (a)1,910,263
                                                           (b)19,758     (b)76,473       (b)106,740      (b)110,346

-----------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$8.501     (a)$10.300      (a)$11.546      (a)$11.474
                                                           (b)$8.499     (b)$10.167      (b)$11.283      (b)$11.139
 Ending AUV............................................... (a)$10.300    (a)$11.546      (a)$11.474      (a)$12.647
                                                           (b)$10.167    (b)$11.283      (b)$11.139      (b)$12.189
 Ending Number of AUs..................................... (a)4,406      (a)52,850       (a)120,753      (a)169,669
                                                           (b)12         (b)3,695        (b)5,905        (b)12

-----------------------------------------------------------
ASSET ALLOCATION: DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV............................................ (a)N/A        (a)N/A          (a)N/A          (a)N/A
                                                           (b)N/A        (b)N/A          (b)N/A          (b)N/A
 Ending AUV............................................... (a)N/A        (a)N/A          (a)N/A          (a)N/A
                                                           (b)N/A        (b)N/A          (b)N/A          (b)N/A
 Ending Number of AUs..................................... (a)N/A        (a)N/A          (a)N/A          (a)N/A
                                                           (b)N/A        (b)N/A          (b)N/A          (b)N/A

-----------------------------------------------------------



                                                              FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                 ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                            12/31/13         12/31/14         12/31/15         12/31/16
========================================================== ================ ================ ================ ===============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$9.308        (a)$13.101       (a)$12.970       (a)$12.620
                                                           (b)$9.052        (b)$12.658       (b)$12.451       (b)$12.036
 Ending AUV............................................... (a)$13.101       (a)$12.970       (a)$12.620       (a)$13.343
                                                           (b)$12.658       (b)$12.451       (b)$12.036       (b)$12.643
 Ending Number of AUs..................................... (a)263,943       (a)294,999       (a)378,586       (a)345,908
                                                           (b)3,383         (b)3,383         (b)3,383         (b)3,383

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$11.646       (a)$14.182       (a)$14.709       (a)$14.677
                                                           (b)$11.273       (b)$13.639       (b)$14.055       (b)$13.933
 Ending AUV............................................... (a)$14.182       (a)$14.709       (a)$14.677       (a)$15.806
                                                           (b)$13.639       (b)$14.055       (b)$13.933       (b)$14.908
 Ending Number of AUs..................................... (a)1,712,107     (a)2,080,670     (a)2,169,289     (a)3,716,504
                                                           (b)39,774        (b)43,590        (b)42,233        (b)39,509

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$12.294       (a)$15.635       (a)$15.737       (a)$16.568
                                                           (b)$11.983       (b)$15.141       (b)$15.140       (b)$15.837
 Ending AUV............................................... (a)$15.635       (a)$15.737       (a)$16.568       (a)$16.410
                                                           (b)$15.141       (b)$15.140       (b)$15.837       (b)$15.585
 Ending Number of AUs..................................... (a)5,411,595     (a)5,344,542     (a)4,916,395     (a)4,962,950
                                                           (b)123,774       (b)115,537       (b)100,942       (b)95,711

-----------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$11.241       (a)$14.397       (a)$15.375       (a)$16.169
                                                           (b)$10.959       (b)$13.945       (b)$14.796       (b)$15.459
 Ending AUV............................................... (a)$14.397       (a)$15.375       (a)$16.169       (a)$17.425
                                                           (b)$13.945       (b)$14.796       (b)$15.459       (b)$16.553
 Ending Number of AUs..................................... (a)2,782,317     (a)2,814,911     (a)2,716,896     (a)2,621,593
                                                           (b)117,577       (b)111,623       (b)97,410        (b)91,445

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$10.651       (a)$13.994       (a)$15.233       (a)$15.212
                                                           (b)$10.383       (b)$13.554       (b)$14.659       (b)$14.543
 Ending AUV............................................... (a)$13.994       (a)$15.233       (a)$15.212       (a)$16.699
                                                           (b)$13.554       (b)$14.659       (b)$14.543       (b)$15.862
 Ending Number of AUs..................................... (a)1,923,687     (a)2,076,204     (a)2,201,833     (a)2,175,897
                                                           (b)110,818       (b)96,165        (b)84,485        (b)79,908

-----------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$12.647       (a)$14.681       (a)$15.533       (a)$15.031
                                                           (b)$12.189       (b)$14.035       (b)$14.754       (b)$14.184
 Ending AUV............................................... (a)$14.681       (a)$15.533       (a)$15.031       (a)$16.395
                                                           (b)14.035        (b)$14.754       (b)$14.184       (b)$15.371
 Ending Number of AUs..................................... (a)201,136       (a)226,271       (a)197,245       (a)291,255
                                                           (b)0             (b)0             (b)0             (b)528

-----------------------------------------------------------
ASSET ALLOCATION: DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV............................................ (a)N/A           (a)N/A           (a)N/A           (a)N/A
                                                           (b)N/A           (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................... (a)N/A           (a)N/A           (a)N/A           (a)$10.242
                                                           (b)N/A           (b)N/A           (b)N/A           (b)$10.242
 Ending Number of AUs..................................... (a)N/A           (a)N/A           (a)N/A           (a)20,786
                                                           (b)N/A           (b)N/A           (b)N/A           (b)20,786

-----------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                             FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                              INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                          TO 12/31/09      12/31/10         12/31/11         12/31/12
=========================================== ============= ================ ================ ================
BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$8.045     (a)$9.797        (a)$10.788       (a)$10.864
                                            (b)$8.043     (b)$9.709        (b)$10.618       (b)$10.624
 Ending AUV................................ (a)$9.797     (a)$10.788       (a)$10.864       (a)$12.101
                                            (b)$9.709     (b)$10.618       (b)$10.624       (b)$11.756
 Ending Number of AUs...................... (a)37,315     (a)123,657       (a)368,699       (a)455,685
                                            (b)13         (b)7,564         (b)7,832         (b)24,835

--------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.571     (a)$9.632        (a)$10.670       (a)$9.919
                                            (b)$7.569     (b)$9.567        (b)$10.530       (b)$9.725
 Ending AUV................................ (a)$9.632     (a)$10.670       (a)$9.919        (a)$10.897
                                            (b)$9.567     (b)$10.530       (b)$9.725        (b)$10.615
 Ending Number of AUs...................... (a)46,647     (a)482,161       (a)1,097,615     (a)1,201,482
                                            (b)3,229      (b)12,510        (b)28,190        (b)29,251

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$8.034     (a)$10.786       (a)$13.034       (a)$11.929
                                            (b)$8.032     (b)$10.714       (b)$12.863       (b)$11.696
 Ending AUV................................ (a)$10.786    (a)$13.034       (a)$11.929       (a)$14.552
                                            (b)$10.714    (b)$12.863       (b)$11.696       (b)$14.176
 Ending Number of AUs...................... (a)84,681     (a)675,909       (a)2,107,734     (a)2,326,552
                                            (b)10,414     (b)28,500        (b)57,042        (b)58,085

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.015     (a)$9.129        (a)$9.820        (a)$9.541
                                            (b)$7.014     (b)$9.043        (b)$9.611        (b)$9.277
 Ending AUV................................ (a)$9.129     (a)$9.820        (a)$9.541        (a)$10.702
                                            (b)$9.043     (b)$9.611        (b)$9.277        (b)$10.339
 Ending Number of AUs...................... (a)248        (a)646           (a)6,641         (a)14,911
                                            (b)15         (b)15            (b)11,195        (b)15,974

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.304    (a)$12.410       (a)$13.559       (a)$14.206
                                            (b)$10.302    (b)$12.322       (b)$13.376       (b)$13.924
 Ending AUV................................ (a)$12.410    (a)$13.559       (a)$14.206       (a)$15.585
                                            (b)$12.322    (b)$13.376       (b)$13.924       (b)$15.175
 Ending Number of AUs...................... (a)124,953    (a)1,272,683     (a)3,308,381     (a)4,265,515
                                            (b)8,846      (b)26,846        (b)61,324        (b)68,923

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.124     (a)$9.108        (a)$10.471       (a)$11.617
                                            (b)$7.122     (b)$9.020        (b)$10.301       (b)$11.355
 Ending AUV................................ (a)$9.108     (a)$10.471       (a)$11.617       (a)$13.019
                                            (b)$9.020     (b)$10.301       (b)$11.355       (b)$12.643
 Ending Number of AUs...................... (a)18         (a)138,384       (a)326,655       (a)447,149
                                            (b)5,714      (b)6,910         (b)11,160        (b)11,950

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$8.141     (a)$12.204       (a)$14.241       (a)$10.364
                                            (b)$8.140     (b)$12.134       (b)$14.067       (b)$10.171
 Ending AUV................................ (a)$12.204    (a)$14.241       (a)$10.364       (a)$12.118
                                            (b)$12.134    (b)$14.067       (b)$10.171       (b)$11.815
 Ending Number of AUs...................... (a)31,966     (a)303,938       (a)930,884       (a)1,025,123
                                            (b)13,086     (b)35,159        (b)52,060        (b)50,321

--------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$6.794     (a)$8.476        (a)$9.777        (a)$9.616
                                            (b)$6.792     (b)$8.377        (b)$9.532        (b)$9.311
 Ending AUV................................ (a)$8.476     (a)$9.777        (a)$9.616        (a)$11.063
                                            (b)$8.377     (b)$9.532        (b)$9.311        (b)$10.643
 Ending Number of AUs...................... (a)0          (a)38,688        (a)61,323        (a)120,892
                                            (b)15         (b)15            (b)1,992         (b)3,470

--------------------------------------------



                                               FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                  ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                             12/31/13         12/31/14         12/31/15         12/31/16
=========================================== ================ ================ ================ ===============
BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$12.101       (a)$14.237       (a)$15.622       (a)$15.386
                                            (b)$11.756       (b)$13.742       (b)$14.982       (b)$14.660
 Ending AUV................................ (a)$14.237       (a)$15.622       (a)$15.386       (a)$16.236
                                            (b)$13.742       (b)$14.982       (b)$14.660       (b)$15.369
 Ending Number of AUs...................... (a)590,120       (a)764,308       (a)706,415       (a)898,388
                                            (b)17,428        (b)20,325        (b)17,514        (b)16,782

--------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.897       (a)$14.374       (a)$15.840       (a)$16.281
                                            (b)$10.615       (b)$13.912       (b)$15.232       (b)$15.554
 Ending AUV................................ (a)$14.374       (a)$15.840       (a)$16.281       (a)$17.049
                                            (b)$13.912       (b)$15.232       (b)$15.554       (b)$16.182
 Ending Number of AUs...................... (a)1,068,895     (a)1,116,792     (a)1,182,587     (a)1,283,238
                                            (b)28,095        (b)27,168        (b)33,826        (b)32,308

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$14.552       (a)$19.461       (a)$22.083       (a)$23.642
                                            (b)$14.176       (b)$18.836       (b)$21.236       (b)$22.587
 Ending AUV................................ (a)$19.461       (a)$22.083       (a)$23.642       (a)$23.741
                                            (b)$18.836       (b)$21.236       (b)$22.587       (b)$22.535
 Ending Number of AUs...................... (a)2,176,009     (a)2,165,172     (a)2,181,302     (a)2,221,361
                                            (b)55,839        (b)51,635        (b)48,019        (b)45,431

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.702       (a)$13.621       (a)$14.564       (a)$15.139
                                            (b)$10.339       (b)$13.074       (b)$13.888       (b)$14.344
 Ending AUV................................ (a)$13.621       (a)$14.564       (a)$15.139       (a)$15.257
                                            (b)$13.074       (b)$13.888       (b)$14.344       (b)$14.362
 Ending Number of AUs...................... (a)22,256        (a)37,971        (a)84,234        (a)270,938
                                            (b)15,494        (b)12,088        (b)11,704        (b)12,729

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$15.585       (a)$15.560       (a)$16.210       (a)$15.766
                                            (b)$15.175       (b)$15.054       (b)$15.581       (b)$15.056
 Ending AUV................................ (a)$15.560       (a)$16.210       (a)$15.766       (a)$16.882
                                            (b)$15.054       (b)$15.581       (b)$15.056       (b)$16.018
 Ending Number of AUs...................... (a)5,233,488     (a)5,679,166     (a)6,184,756     (a)7,821,133
                                            (b)68,285        (b)63,506        (b)59,440        (b)64,551

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$13.019       (a)$17.514       (a)$19.100       (a)$19.195
                                            (b)$12.643       (b)$16.898       (b)$18.308       (b)$18.280
 Ending AUV................................ (a)$17.514       (a)$19.100       (a)$19.195       (a)$22.289
                                            (b)$16.898       (b)$18.308       (b)$18.280       (b)$21.090
 Ending Number of AUs...................... (a)656,090       (a)911,674       (a)782,747       (a)966,222
                                            (b)16,005        (b)17,146        (b)19,297        (b)19,684

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$12.118       (a)$11.528       (a)$10.682       (a)$9.016
                                            (b)$11.815       (b)$11.167       (b)$10.281       (b)$8.621
 Ending AUV................................ (a)$11.528       (a)$10.682       (a)$9.016        (a)$9.828
                                            (b)$11.167       (b)$10.281       (b)$8.621        (b)$9.337
 Ending Number of AUs...................... (a)1,301,734     (a)1,439,482     (a)1,652,245     (a)1,633,525
                                            (b)50,226        (b)33,902        (b)35,812        (b)35,551

--------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$11.063       (a)$14.295       (a)$15.545       (a)$15.765
                                            (b)$10.643       (b)$13.664       (b)$14.762       (b)$14.874
 Ending AUV................................ (a)$14.295       (a)$15.545       (a)$15.765       (a)$17.333
                                            (b)$13.664       (b)$14.762       (b)$14.874       (b)$16.248
 Ending Number of AUs...................... (a)238,392       (a)459,499       (a)453,200       (a)645,937
                                            (b)5,351         (b)5,450         (b)2,963         (b)4,500

--------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                               INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10         12/31/11         12/31/12
============================================================ ============= ================ ================ ================
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.116     (a)$9.408        (a)$9.558        (a)$8.316
                                                             (b)$7.115     (b)$9.348        (b)$9.435        (b)$8.156
 Ending AUV................................................. (a)$9.408     (a)$9.558        (a)$8.316        (a)$9.792
                                                             (b)$9.348     (b)$9.435        (b)$8.156        (b)$9.542
 Ending Number of AUs....................................... (a)220,385    (a)2,327,498     (a)6,692,945     (a)7,198,139
                                                             (b)25,180     (b)81,005        (b)153,610       (b)148,257

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.607     (a)$8.523        (a)$9.275        (a)$9.014
                                                             (b)$6.606     (b)$8.443        (b)$9.089        (b)$8.772
 Ending AUV................................................. (a)$8.523     (a)$9.275        (a)$9.014        (a)$10.261
                                                             (b)$8.443     (b)$9.089        (b)$8.772        (b)$9.922
 Ending Number of AUs....................................... (a)143,175    (a)305,497       (a)583,043       (a)555,601
                                                             (b)16         (b)15            (b)13,720        (b)13,350

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.300     (a)$9.454        (a)$10.514       (a)$10.625
                                                             (b)$7.298     (b)$9.378        (b)$10.363       (b)$10.405
 Ending AUV................................................. (a)$9.454     (a)$10.514       (a)$10.625       (a)$11.815
                                                             (b)$9.378     (b)$10.363       (b)$10.405       (b)$11.494
 Ending Number of AUs....................................... (a)39,082     (a)587,958       (a)1,614,375     (a)2,098,825
                                                             (b)2,742      (b)5,099         (b)35,105        (b)29,071

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.065     (a)$9.111        (a)$10.497       (a)$9.769
                                                             (b)$7.064     (b)$9.014        (b)$10.279       (b)$9.516
 Ending AUV................................................. (a)$9.111     (a)$10.497       (a)$9.769        (a)$11.173
                                                             (b)$9.014     (b)$10.279       (b)$9.516        (b)$10.865
 Ending Number of AUs....................................... (a)1,914      (a)12,358        (a)65,703        (a)143,927
                                                             (b)14         (b)14            (b)126           (b)5,586

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.942    (a)$12.131       (a)$12.695       (a)$13.218
                                                             (b)$10.939    (b)$12.042       (b)$12.520       (b)$12.952
 Ending AUV................................................. (a)$12.131    (a)$12.695       (a)$13.218       (a)$13.520
                                                             (b)$12.042    (b)$12.520       (b)$12.952       (b)$13.162
 Ending Number of AUs....................................... (a)68,646     (a)526,421       (a)1,421,192     (a)2,000,928
                                                             (b)4,399      (b)16,433        (b)29,953        (b)36,742

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.552     (a)$8.645        (a)$9.733        (a)$8.588
                                                             (b)$6.551     (b)$8.585        (b)$9.603        (b)$8.418
 Ending AUV................................................. (a)$8.645     (a)$9.733        (a)$8.588        (a)$9.884
                                                             (b)$8.585     (b)$9.603        (b)$8.418        (b)$9.626
 Ending Number of AUs....................................... (a)15,696     (a)76,642        (a)298,316       (a)389,259
                                                             (b)5,367      (b)8,189         (b)7,262         (b)13,295

-------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.882    (a)$11.134       (a)$11.510       (a)$12.136
                                                             (b)$10.880    (b)$11.057       (b)$11.356       (b)$11.896
 Ending AUV................................................. (a)$11.134    (a)$11.510       (a)$12.136       (a)$12.403
                                                             (b)$11.057    (b)$11.356       (b)$11.896       (b)$12.078
 Ending Number of AUs....................................... (a)151,610    (a)1,160,352     (a)2,843,327     (a)3,994,521
                                                             (b)8,234      (b)31,403        (b)62,574        (b)72,535

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                   ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/13         12/31/14         12/31/15         12/31/16
============================================================ ================ ================ ================ ===============
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.792        (a)$11.898       (a)$10.925       (a)$10.258
                                                             (b)$9.542        (b)$11.518       (b)$10.508       (b)$9.802
 Ending AUV................................................. (a)$11.898       (a)$10.925       (a)$10.258       (a)$10.243
                                                             (b)$11.518       (b)$10.508       (b)$9.802        (b)$9.725
 Ending Number of AUs....................................... (a)6,884,711     (a)7,355,009     (a)7,371,084     (a)7,466,955
                                                             (b)131,137       (b)131,543       (b)127,717       (b)123,836

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.261       (a)$12.538       (a)$12.728       (a)$11.783
                                                             (b)$9.922        (b)$12.044       (b)$12.148       (b)$11.173
 Ending AUV................................................. (a)$12.538       (a)$12.728       (a)$11.783       (a)$13.165
                                                             (b)$12.044       (b)$12.148       (b)$11.173       (b)$12.403
 Ending Number of AUs....................................... (a)617,081       (a)755,589       (a)616,339       (a)551,897
                                                             (b)17,141        (b)14,720        (b)14,317        (b)13,132

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.815       (a)$13.289       (a)$13.723       (a)$12.590
                                                             (b)$11.494       (b)$12.845       (b)$13.179       (b)$12.012
 Ending AUV................................................. (a)$13.289       (a)$13.723       (a)$12.590       (a)$14.171
                                                             (b)$12.845       (b)$13.179       (b)$12.012       (b)$13.433
 Ending Number of AUs....................................... (a)2,132,029     (a)2,363,425     (a)2,356,364     (a)2,253,529
                                                             (b)32,331        (b)26,318        (b)27,764        (b)25,803

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.173       (a)$15.080       (a)$15.975       (a)$15.970
                                                             (b)$10.865       (b)$14.569       (b)$15.334       (b)$15.229
 Ending AUV................................................. (a)$15.080       (a)$15.975       (a)$15.970       (a)$15.881
                                                             (b)$14.569       (b)$15.334       (b)$15.229       (b)$15.046
 Ending Number of AUs....................................... (a)99,522        (a)126,374       (a)116,174       (a)125,223
                                                             (b)1,499         (b)689           (b)688           (b)688

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.520       (a)$12.841       (a)$12.601       (a)$12.051
                                                             (b)$13.162       (b)$12.420       (b)$12.109       (b)$11.505
 Ending AUV................................................. (a)$12.841       (a)$12.601       (a)$12.051       (a)$12.021
                                                             (b)$12.420       (b)$12.109       (b)$11.505       (b)$11.403
 Ending Number of AUs....................................... (a)2,663,215     (a)3,149,904     (a)3,345,147     (a)4,823,234
                                                             (b)35,118        (b)28,605        (b)27,102        (b)30,032

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.884        (a)$12.282       (a)$12.600       (a)$12.254
                                                             (b)$9.626        (b)$11.884       (b)$12.113       (b)$11.704
 Ending AUV................................................. (a)$12.282       (a)$12.600       (a)$12.254       (a)$12.749
                                                             (b)$11.884       (b)$12.113       (b)$11.704       (b)$12.098
 Ending Number of AUs....................................... (a)369,665       (a)371,152       (a)370,140       (a)329,532
                                                             (b)13,294        (b)13,735        (b)14,273        (b)4,739

-------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A           (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A           (a)N/A           (a)$9.917
                                                             (b)N/A           (b)N/A           (b)N/A           (b)$9.875
 Ending Number of AUs....................................... (a)N/A           (a)N/A           (a)N/A           (a)3,170,077
                                                             (b)N/A           (b)N/A           (b)N/A           (b)160,945

-------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.403       (a)$11.957       (a)$12.382       (a)$12.258
                                                             (b)$12.078       (b)$11.569       (b)$11.903       (b)$11.706
 Ending AUV................................................. (a)$11.957       (a)$12.382       (a)$12.258       (a)$12.247
                                                             (b)$11.569       (b)$11.903       (b)$11.706       (b)$11.620
 Ending Number of AUs....................................... (a)4,815,432     (a)5,226,026     (a)6,360,922     (a)8,165,155
                                                             (b)73,994        (b)69,125        (b)63,850        (b)59,591

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                          FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                           INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                       TO 12/31/09      12/31/10         12/31/11         12/31/12
======================================================== ============= ================ ================ ================
GROWTH - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.141     (a)$9.388        (a)$10.550       (a)$9.739
                                                         (b)$7.139     (b)$9.288        (b)$10.322       (b)$9.463
 Ending AUV............................................. (a)$9.388     (a)$10.550       (a)$9.739        (a)$10.928
                                                         (b)$9.288     (b)$10.322       (b)$9.463        (b)$10.550
 Ending Number of AUs................................... (a)5,124      (a)28,582        (a)128,428       (a)178,562
                                                         (b)14         (b)1,859         (b)1,904         (b)1,802

---------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.524     (a)$8.224        (a)$9.027        (a)$9.630
                                                         (b)$6.523     (b)$8.107        (b)$8.799        (b)$9.325
 Ending AUV............................................. (a)$8.224     (a)$9.027        (a)$9.630        (a)$10.785
                                                         (b)$8.107     (b)$8.799        (b)$9.325        (b)$10.376
 Ending Number of AUs................................... (a)3,497      (a)21,556        (a)935,333       (a)1,565,901
                                                         (b)15         (b)6,034         (b)81,739        (b)83,888

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.903     (a)$9.524        (a)$11.659       (a)$11.208
                                                         (b)$7.902     (b)$9.464        (b)$11.511       (b)$10.993
 Ending AUV............................................. (a)$9.524     (a)$11.659       (a)$11.208       (a)$12.974
                                                         (b)$9.464     (b)$11.511       (b)$10.993       (b)$12.643
 Ending Number of AUs................................... (a)75,611     (a)757,933       (a)1,988,550     (a)2,160,650
                                                         (b)11,490     (b)30,368        (b)55,361        (b)58,423

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.581     (a)$9.718        (a)$10.965       (a)$11.259
                                                         (b)$7.579     (b)$9.641        (b)$10.808       (b)$11.025
 Ending AUV............................................. (a)$9.718     (a)$10.965       (a)$11.259       (a)$12.968
                                                         (b)$9.641     (b)$10.808       (b)$11.025       (b)$12.617
 Ending Number of AUs................................... (a)98,970     (a)281,348       (a)838,118       (a)1,184,126
                                                         (b)11,266     (b)11,494        (b)49,924        (b)64,566

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.886     (a)$9.406        (a)$10.047       (a)$8.448
                                                         (b)$6.885     (b)$9.343        (b)$9.916        (b)$8.283
 Ending AUV............................................. (a)$9.406     (a)$10.047       (a)$8.448        (a)$9.761
                                                         (b)$9.343     (b)$9.916        (b)$8.283        (b)$9.509
 Ending Number of AUs................................... (a)17,684     (a)102,127       (a)307,919       (a)352,763
                                                         (b)7,376      (b)14,919        (b)24,228        (b)15,921

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$5.753     (a)$7.837        (a)$8.264        (a)$7.015
                                                         (b)$5.752     (b)$7.762        (b)$8.119        (b)$6.847
 Ending AUV............................................. (a)$7.837     (a)$8.264        (a)$7.015        (a)$8.377
                                                         (b)$7.762     (b)$8.119        (b)$6.847        (b)$8.124
 Ending Number of AUs................................... (a)4,745      (a)49,345        (a)143,474       (a)168,637
                                                         (b)18         (b)6,540         (b)19,292        (b)18,316

---------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.461     (a)$10.054       (a)$11.863       (a)$10.961
                                                         (b)$7.459     (b)$9.982        (b)$11.658       (b)$10.623
 Ending AUV............................................. (a)$10.054    (a)$11.863       (a)$10.961       (a)$12.269
                                                         (b)$9.982     (b)$11.658       (b)$10.623       (b)$11.813
 Ending Number of AUs................................... (a)4,003      (a)54,048        (a)132,872       (a)123,702
                                                         (b)3,929      (b)9             (b)4,937         (b)623

---------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.362     (a)$8.362        (a)$9.549        (a)$9.227
                                                         (b)$6.360     (b)$8.311        (b)$9.430        (b)$9.053
 Ending AUV............................................. (a)$8.362     (a)$9.549        (a)$9.227        (a)$10.832
                                                         (b)$8.311     (b)$9.430        (b)$9.053        (b)$10.558
 Ending Number of AUs................................... (a)149,295    (a)1,361,769     (a)3,289,778     (a)3,527,130
                                                         (b)21,196     (b)44,446        (b)82,099        (b)92,931

---------------------------------------------------------



                                                            FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                               ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                          12/31/13         12/31/14         12/31/15         12/31/16
======================================================== ================ ================ ================ ===============
GROWTH - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$10.928       (a)$14.546       (a)$15.930       (a)$15.176
                                                         (b)$10.550       (b)$13.953       (b)$14.666       (b)$14.369
 Ending AUV............................................. (a)$14.546       (a)$15.390       (a)$15.176       (a)$16.049
                                                         (b)$13.953       (b)$14.666       (b)$14.369       (b)$15.097
 Ending Number of AUs................................... (a)169,493       (a)178,917       (a)201,341       (a)177,469
                                                         (b)0             (b)0             (b)0             (b)0

---------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$10.785       (a)$13.992       (a)$15.720       (a)$15.142
                                                         (b)$10.376       (b)$13.374       (b)$14.929       (b)$14.286
 Ending AUV............................................. (a)$13.992       (a)$15.720       (a)$15.142       (a)$17.228
                                                         (b)$13.374       (b)$14.929       (b)$14.286       (b)$16.150
 Ending Number of AUs................................... (a)1,598,208     (a)1,696,957     (a)1,795,169     (a)2,012,041
                                                         (b)81,851        (b)76,808        (b)77,838        (b)79,107

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$12.974       (a)$17.604       (a)$17.979       (a)$17.586
                                                         (b)$12.643       (b)$17.044       (b)$17.294       (b)$16.806
 Ending AUV............................................. (a)$17.604       (a)$17.979       (a)$17.586       (a)$17.994
                                                         (b)$17.044       (b)$17.294       (b)$16.806       (b)$17.086
 Ending Number of AUs................................... (a)1,852,306     (a)1,759,394     (a)1,655,036     (a)1,578,866
                                                         (b)50,561        (b)46,950        (b)46,294        (b)41,120

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$12.968       (a)$13.779       (a)$13.682       (a)$12.893
                                                         (b)$12.617       (b)$13.320       (b)$13.140       (b)$12.302
 Ending AUV............................................. (a)$13.779       (a)$13.682       (a)$12.893       (a)$15.012
                                                         (b)$13.320       (b)$13.140       (b)$12.302       (b)$14.232
 Ending Number of AUs................................... (a)1,632,566     (a)1,351,233     (a)1,343,411     (a)1,650,410
                                                         (b)68,088        (b)51,820        (b)49,173        (b)57,684

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$9.761        (a)$11.594       (a)$10.450       (a)$10.317
                                                         (b)$9.509        (b)$11.221       (b)$10.049       (b)$9.857
 Ending AUV............................................. (a)$11.594       (a)$10.450       (a)$10.317       (a)$9.960
                                                         (b)$11.221       (b)$10.049       (b)$9.857        (b)$9.454
 Ending Number of AUs................................... (a)442,563       (a)516,141       (a)607,756       (a)926,596
                                                         (b)16,759        (b)16,891        (b)27,368        (b)29,326

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$8.377        (a)$10.067       (a)$8.975        (a)$8.695
                                                         (b)$8.124        (b)$9.699        (b)$8.591        (b)$8.270
 Ending AUV............................................. (a)$10.067       (a)$8.975        (a)$8.695        (a)$8.691
                                                         (b)$9.699        (b)$8.591        (b)$8.270        (b)$8.212
 Ending Number of AUs................................... (a)178,181       (a)219,434       (a)232,260       (a)256,660
                                                         (b)22,845        (b)21,553        (b)23,351        (b)19,344

---------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$12.269       (a)$16.931       (a)$18.078       (a)$18.692
                                                         (b)$11.813       (b)$16.035       (b)$17.010       (b)$17.474
 Ending AUV............................................. (a)$16.931       (a)$18.078       (a)$18.692       (a)$18.823
                                                         (b)$16.035       (b)$17.010       (b)$17.474       (b)$17.483
 Ending Number of AUs................................... (a)109,309       (a)114,164       (a)95,315        (a)106,404
                                                         (b)0             (b)0             (b)0             (b)2,118

---------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$10.832       (a)$14.505       (a)$15.620       (a)$14.464
                                                         (b)$10.558       (b)$14.047       (b)$15.029       (b)$13.826
 Ending AUV............................................. (a)$14.505       (a)$15.620       (a)$14.464       (a)$16.703
                                                         (b)$14.047       (b)$15.029       (b)$13.826       (b)$15.863
 Ending Number of AUs................................... (a)3,272,884     (a)3,241,381     (a)3,343,626     (a)3,215,414
                                                         (b)85,731        (b)78,531        (b)72,075        (b)63,316

---------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                         FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                          INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                      TO 12/31/09      12/31/10         12/31/11         12/31/12
======================================================= ============= ================ ================ ================
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$6.868     (a)$8.977        (a)$9.941        (a)$9.590
                                                        (b)$6.866     (b)$8.920        (b)$9.814        (b)$9.406
 Ending AUV............................................ (a)$8.977     (a)$9.941        (a)$9.590        (a)$10.824
                                                        (b)$8.920     (b)$9.814        (b)$9.406        (b)$10.548
 Ending Number of AUs.................................. (a)159,241    (a)1,543,848     (a)3,878,109     (a)4,391,782
                                                        (b)18,694     (b)69,419        (b)110,493       (b)110,609

--------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$6.314     (a)$7.910        (a)$9.167        (a)$8.498
                                                        (b)$6.313     (b)$7.867        (b)$9.058        (b)$8.343
 Ending AUV............................................ (a)$7.910     (a)$9.167        (a)$8.498        (a)$9.402
                                                        (b)$7.867     (b)$9.058        (b)$8.343        (b)$9.171
 Ending Number of AUs.................................. (a)88,350     (a)677,384       (a)1,866,796     (a)2,173,904
                                                        (b)5,286      (b)18,975        (b)50,607        (b)53,403

--------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A        (a)$10.759       (a)$11.481       (a)$11.385
                                                        (b)N/A        (b)$10.548       (b)$11.180       (b)$11.014
 Ending AUV............................................ (a)N/A        (a)$11.481       (a)$11.385       (a)$12.441
                                                        (b)N/A        (b)$11.180       (b)$11.014       (b)$11.958
 Ending Number of AUs.................................. (a)N/A        (a)735,665       (a)2,126,800     (a)2,873,463
                                                        (b)N/A        (b)8,184         (b)20,339        (b)42,531

--------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A        (a)$10.215       (a)$11.173       (a)$10.301
                                                        (b)N/A        (b)$10.016       (b)$10.874       (b)$9.960
 Ending AUV............................................ (a)N/A        (a)$11.173       (a)$10.301       (a)$11.679
                                                        (b)N/A        (b)$10.874       (b)$9.960        (b)$11.220
 Ending Number of AUs.................................. (a)N/A        (a)46,920        (a)226,663       (a)225,686
                                                        (b)N/A        (b)6,992         (b)45,099        (b)39,944

--------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A        (a)$10.617       (a)$11.425       (a)$11.063
                                                        (b)N/A        (b)$10.410       (b)$11.133       (b)$10.710
 Ending AUV............................................ (a)N/A        (a)$11.425       (a)$11.063       (a)$12.205
                                                        (b)N/A        (b)$11.133       (b)$10.710       (b)$11.739
 Ending Number of AUs.................................. (a)N/A        (a)790,445       (a)2,921,500     (a)3,693,297
                                                        (b)N/A        (b)15,089        (b)36,886        (b)56,257

--------------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A        (a)$10.303       (a)$11.155       (a)$10.620
                                                        (b)N/A        (b)$10.100       (b)$10.863       (b)$10.275
 Ending AUV............................................ (a)N/A        (a)$11.155       (a)$10.620       (a)$11.834
                                                        (b)N/A        (b)$10.863       (b)$10.275       (b)$11.375
 Ending Number of AUs.................................. (a)N/A        (a)874,350       (a)2,789,887     (a)3,053,471
                                                        (b)N/A        (b)82,764        (b)108,968       (b)90,817

--------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.746     (a)$9.819        (a)$12.129       (a)$11.234
                                                        (b)$7.744     (b)$9.734        (b)$11.947       (b)$10.994
 Ending AUV............................................ (a)$9.819     (a)$12.129       (a)$11.234       (a)$12.837
                                                        (b)$9.734     (b)$11.947       (b)$10.994       (b)$12.481
 Ending Number of AUs.................................. (a)5,842      (a)276,314       (a)794,854       (a)914,784
                                                        (b)78         (b)7,990         (b)26,110        (b)30,856

--------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.802     (a)$11.090       (a)$12.688       (a)$9.961
                                                        (b)$7.800     (b)$10.996       (b)$12.499       (b)$9.750
 Ending AUV............................................ (a)$11.090    (a)$12.688       (a)$9.961        (a)$10.153
                                                        (b)$10.996    (b)$12.499       (b)$9.750        (b)$9.873
 Ending Number of AUs.................................. (a)26,691     (a)167,506       (a)494,167       (a)638,297
                                                        (b)16,403     (b)101,257       (b)119,185       (b)116,277

--------------------------------------------------------



                                                           FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                              ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                         12/31/13         12/31/14         12/31/15         12/31/16
======================================================= ================ ================ ================ ===============
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$10.824       (a)$14.294       (a)$15.515       (a)$14.807
                                                        (b)$10.548       (b)$13.839       (b)$14.924       (b)$14.151
 Ending AUV............................................ (a)$14.294       (a)$15.515       (a)$14.807       (a)$17.456
                                                        (b)$13.839       (b)$14.924       (b)$14.151       (b)$16.575
 Ending Number of AUs.................................. (a)3,990,342     (a)3,854,008     (a)3,840,233     (a)3,636,060
                                                        (b)102,557       (b)96,992        (b)93,976        (b)82,413

--------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$9.402        (a)$12.613       (a)$13.403       (a)$12.851
                                                        (b)$9.171        (b)$12.223       (b)$12.905       (b)$12.293
 Ending AUV............................................ (a)$12.613       (a)$13.403       (a)$12.851       (a)$14.857
                                                        (b)$12.223       (b)$12.905       (b)$12.293       (b)$14.120
 Ending Number of AUs.................................. (a)1,888,694     (a)1,734,729     (a)1,615,549     (a)1,403,219
                                                        (b)46,751        (b)41,253        (b)42,200        (b)37,910

--------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$12.441       (a)$13.691       (a)$14.233       (a)$13.862
                                                        (b)$11.958       (b)$13.074       (b)$13.504       (b)$13.067
 Ending AUV............................................ (a)$13.691       (a)$14.233       (a)$13.862       (a)$14.400
                                                        (b)$13.074       (b)$13.504       (b)$13.067       (b)$13.486
 Ending Number of AUs.................................. (a)2,837,507     (a)2,846,362     (a)2,717,493     (a)2,722,154
                                                        (b)44,150        (b)38,031        (b)34,301        (b)29,394

--------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$11.679       (a)$14.260       (a)$14.812       (a)$14.347
                                                        (b)$11.220       (b)$13.610       (b)$14.045       (b)$13.516
 Ending AUV............................................ (a)$14.260       (a)$14.812       (a)$14.347       (a)$14.976
                                                        (b)$13.610       (b)$14.045       (b)$13.516       (b)$14.018
 Ending Number of AUs.................................. (a)301,330       (a)349,567       (a)387,275       (a)428,575
                                                        (b)39,937        (b)43,889        (b)22,807        (b)19,953

--------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$12.205       (a)$13.785       (a)$14.323       (a)$13.906
                                                        (b)$11.739       (b)$13.174       (b)$13.598       (b)$13.118
 Ending AUV............................................ (a)$13.785       (a)$14.323       (a)$13.906       (a)$14.492
                                                        (b)$13.174       (b)$13.598       (b)$13.118       (b)$13.582
 Ending Number of AUs.................................. (a)3,716,208     (a)3,864,912     (a)4,027,290     (a)3,932,398
                                                        (b)54,571        (b)63,426        (b)61,587        (b)52,428

--------------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$11.834       (a)$13.702       (a)$14.222       (a)$13.794
                                                        (b)$11.375       (b)$13.086       (b)$13.494       (b)$13.003
 Ending AUV............................................ (a)$13.702       (a)$14.222       (a)$13.794       (a)$14.386
                                                        (b)$13.086       (b)$13.494       (b)$13.003       (b)$13.474
 Ending Number of AUs.................................. (a)3,290,803     (a)3,191,803     (a)3,200,426     (a)3,156,859
                                                        (b)76,316        (b)64,669        (b)64,394        (b)29,480

--------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$12.837       (a)$18.002       (a)$19.722       (a)$19.998
                                                        (b)$12.481       (b)$17.390       (b)$18.928       (b)$19.069
 Ending AUV............................................ (a)$18.002       (a)$19.722       (a)$19.998       (a)$19.731
                                                        (b)$17.390       (b)$18.928       (b)$19.069       (b)$18.692
 Ending Number of AUs.................................. (a)818,878       (a)794,138       (a)789,654       (a)790,154
                                                        (b)28,370        (b)24,494        (b)25,876        (b)23,661

--------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$10.153       (a)$10.578       (a)$8.485        (a)$6.567
                                                        (b)$9.873        (b)$10.219       (b)$8.145        (b)$6.263
 Ending AUV............................................ (a)$10.578       (a)$8.485        (a)$6.567        (a)$8.404
                                                        (b)$10.219       (b)$8.145        (b)$6.263        (b)$7.962
 Ending Number of AUs.................................. (a)657,268       (a)783,549       (a)925,677       (a)843,465
                                                        (b)66,929        (b)61,684        (b)36,474        (b)37,094

--------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                               INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10         12/31/11          12/31/12
============================================================ ============= ================ ================ =================
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$4.808     (a)$6.600        (a)$7.792        (a)$8.297
                                                             (b)$4.807     (b)$6.557        (b)$7.690        (b)$8.136
 Ending AUV................................................. (a)$6.600     (a)$7.792        (a)$8.297        (a)$9.577
                                                             (b)$6.557     (b)$7.690        (b)$8.136        (b)$9.330
 Ending Number of AUs....................................... (a)142,110    (a)1,094,253     (a)2,567,462     (a)2,922,638
                                                             (b)12,100     (b)35,629        (b)77,331        (b)81,702

-------------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A        (a)$11.305       (a)$11.425       (a)$11.955
                                                             (b)N/A        (b)$11.077       (b)$11.128       (b)$11.569
 Ending AUV................................................. (a)N/A        (a)$11.425       (a)$11.955       (a)$12.248
                                                             (b)N/A        (b)$11.128       (b)$11.569       (b)$11.775
 Ending Number of AUs....................................... (a)N/A        (a)1,372,938     (a)3,797,293     (a)5,055,051
                                                             (b)N/A        (b)20,124        (b)62,356        (b)74,664

-------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.466     (a)$9.759        (a)$10.592       (a)$10.189
                                                             (b)$7.464     (b)$9.664        (b)$10.374       (b)$9.892
 Ending AUV................................................. (a)$9.759     (a)$10.592       (a)$10.189       (a)$11.698
                                                             (b)$9.664     (b)$10.374       (b)$9.892        (b)$11.283
 Ending Number of AUs....................................... (a)4,893      (a)31,223        (a)110,822       (a)216,259
                                                             (b)14         (b)14            (b)940           (b)2,696

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.329     (a)$9.322        (a)$10.776       (a)$10.458
                                                             (b)$7.327     (b)$9.266        (b)$10.642       (b)$10.261
 Ending AUV................................................. (a)$9.322     (a)$10.776       (a)$10.458       (a)$11.455
                                                             (b)$9.266     (b)$10.642       (b)$10.261       (b)$11.167
 Ending Number of AUs....................................... (a)71,724     (a)435,168       (a)990,175       (a)1,161,349
                                                             (b)4,546      (b)20,537        (b)24,196        (b)24,429

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.461    (a)$12.237       (a)$12.813       (a)$13.419
                                                             (b)$11.459    (b)$12.160       (b)$12.650       (b)$13.162
 Ending AUV................................................. (a)$12.237    (a)$12.813       (a)$13.419       (a)$14.174
                                                             (b)$12.160    (b)$12.650       (b)$13.162       (b)$13.812
 Ending Number of AUs....................................... (a)353,847    (a)3,036,928     (a)7,345,732     (a)10,040,797
                                                             (b)22,780     (b)86,532        (b)151,306       (b)166,406

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.871     (a)$9.015        (a)$9.957        (a)$9.390
                                                             (b)$6.870     (b)$8.967        (b)$9.840        (b)$9.219
 Ending AUV................................................. (a)$9.015     (a)$9.957        (a)$9.390        (a)$10.421
                                                             (b)$8.967     (b)$9.840        (b)$9.219        (b)$10.164
 Ending Number of AUs....................................... (a)131,110    (a)1,287,109     (a)3,262,288     (a)3,767,639
                                                             (b)13,480     (b)68,361        (b)158,020       (b)146,789

-------------------------------------------------------------



                                                                FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                                   ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                               12/31/13          12/31/14          12/31/15
============================================================ ================= ================= =================
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.577         (a)$9.234         (a)$11.799
                                                             (b)$9.330         (b)$8.937         (b)$11.346
 Ending AUV................................................. (a)$9.234         (a)$11.799        (a)$11.829
                                                             (b)$8.937         (b)$11.346        (b)$11.302
 Ending Number of AUs....................................... (a)3,398,487      (a)2,749,234      (a)2,481,903
                                                             (b)83,703         (b)68,993         (b)63,209

-------------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$12.248        (a)$11.456        (a)$11.493
                                                             (b)$11.775        (b)$10.943        (b)$10.907
 Ending AUV................................................. (a)$11.456        (a)$11.493        (a)$11.191
                                                             (b)$10.943        (b)$10.907        (b)$10.551
 Ending Number of AUs....................................... (a)6,324,907      (a)6,739,581      (a)6,951,102
                                                             (b)83,036         (b)86,896         (b)81,731

-------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.698        (a)$15.831        (a)$17.796
                                                             (b)$11.283        (b)$15.172        (b)$16.944
 Ending AUV................................................. (a)$15.831        (a)$17.796        (a)$19.495
                                                             (b)$15.172        (b)$16.944        (b)$18.442
 Ending Number of AUs....................................... (a)193,980        (a)223,689        (a)351,582
                                                             (b)2,766          (b)6,919          (b)9,013

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A

-------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A

-------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.455        (a)$15.194        (a)$16.640
                                                             (b)$11.167        (b)$14.715        (b)$16.012
 Ending AUV................................................. (a)$15.194        (a)$16.640        (a)$16.429
                                                             (b)$14.715        (b)$16.012        (b)$15.706
 Ending Number of AUs....................................... (a)1,130,334      (a)1,150,094      (a)1,130,864
                                                             (b)22,399         (b)20,342         (b)18,759

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$14.174        (a)$13.455        (a)$13.886
                                                             (b)$13.812        (b)$13.028        (b)$13.357
 Ending AUV................................................. (a)$13.455        (a)$13.886        (a)$13.656
                                                             (b)$13.028        (b)$13.357        (b)$13.051
 Ending Number of AUs....................................... (a)12,131,112     (a)12,229,008     (a)12,010,944
                                                             (b)168,358        (b)150,008        (b)137,266

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.421        (a)$13.717        (a)$14.416
                                                             (b)$10.164        (b)$13.293        (b)$13.880
 Ending AUV................................................. (a)$13.717        (a)$14.416        (a)$14.380
                                                             (b)$13.293        (b)$13.880        (b)$13.757
 Ending Number of AUs....................................... (a)3,483,999      (a)3,569,624      (a)3,341,852
                                                             (b)134,336        (b)128,177        (b)116,489

-------------------------------------------------------------



                                                                FISCAL YEAR
                                                                   ENDED
VARIABLE PORTFOLIOS                                              12/31/16
============================================================ ================
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.829
                                                             (b)$11.302
 Ending AUV................................................. (a)$12.653
                                                             (b)$12.010
 Ending Number of AUs....................................... (a)2,347,510
                                                             (b)56,278

-------------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$11.191
                                                             (b)$10.551
 Ending AUV................................................. (a)$11.455
                                                             (b)$10.731
 Ending Number of AUs....................................... (a)7,733,213
                                                             (b)73,721

-------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$19.495
                                                             (b)$18.442
 Ending AUV................................................. (a)$19.736
                                                             (b)$18.549
 Ending Number of AUs....................................... (a)368,391
                                                             (b)6,998

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A
                                                             (b)N/A
 Ending AUV................................................. (a)$11.336
                                                             (b)$11.072
 Ending Number of AUs....................................... (a)254,516
                                                             (b)0

-------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A
                                                             (b)N/A
 Ending AUV................................................. (a)$10.398
                                                             (b)$10.335
 Ending Number of AUs....................................... (a)24,320,807
                                                             (b)8,280

-------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$16.429
                                                             (b)$15.706
 Ending AUV................................................. (a)$15.942
                                                             (b)$15.142
 Ending Number of AUs....................................... (a)1,163,610
                                                             (b)18,413

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.656
                                                             (b)$13.051
 Ending AUV................................................. (a)$13.900
                                                             (b)$13.198
 Ending Number of AUs....................................... (a)13,544,751
                                                             (b)134,672

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$14.380
                                                             (b)$13.757
 Ending AUV................................................. (a)$16.226
                                                             (b)$15.422
 Ending Number of AUs....................................... (a)3,146,791
                                                             (b)110,075

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                               FISCAL YEAR
                                                                INCEPTION         ENDED
VARIABLE PORTFOLIOS                                            TO 12/31/09      12/31/10
============================================================ ============== ================
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.651      (a)$9.724
                                                             (b)$7.649      (b)$9.662
 Ending AUV................................................. (a)$9.724      (a)$10.646
                                                             (b)$9.662      (b)$10.509
 Ending Number of AUs....................................... (a)121,683     (a)1,199,632
                                                             (b)15,762      (b)43,335

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.244      (a)$9.757
                                                             (b)$8.242      (b)$9.689
 Ending AUV................................................. (a)$9.757      (a)$10.571
                                                             (b)$9.689      (b)$10.431
 Ending Number of AUs....................................... (a)60,177      (a)270,635
                                                             (b)329         (b)14,767

-------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.372      (a)$9.864
                                                             (b)$7.371      (b)$9.800
 Ending AUV................................................. (a)$9.864      (a)$12.222
                                                             (b)$9.800      (b)$12.063
 Ending Number of AUs....................................... (a)149,907     (a)1,412,358
                                                             (b)16,288      (b)44,449

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.695      (a)$8.532
                                                             (b)$6.694      (b)$8.476
 Ending AUV................................................. (a)$8.532      (a)$10.652
                                                             (b)$8.476      (b)$10.514
 Ending Number of AUs....................................... (a)80,714      (a)839,190
                                                             (b)12,790      (b)36,913

-------------------------------------------------------------
STRATEGIC MULTI-ASSET - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR        FISCAL YEAR
                                                                   ENDED            ENDED              ENDED
VARIABLE PORTFOLIOS                                              12/31/11          12/31/12          12/31/13
============================================================ ================ ================= ==================
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.646       (a)$10.282        (a)$12.063
                                                             (b)$10.509       (b)$10.084        (b)$11.754
 Ending AUV................................................. (a)$10.282       (a)$12.063        (a)$15.657
                                                             (b)$10.084       (b)$11.754        (b)$15.158
 Ending Number of AUs....................................... (a)3,146,945     (a)3,519,261      (a)3,314,558
                                                             (b)85,071        (b)91,320         (b)84,775

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.571       (a)$10.609        (a)$11.628
                                                             (b)$10.431       (b)$10.401        (b)$11.326
 Ending AUV................................................. (a)$10.609       (a)$11.628        (a)$13.626
                                                             (b)$10.401       (b)$11.326        (b)$13.186
 Ending Number of AUs....................................... (a)579,499       (a)846,980        (a)947,314
                                                             (b)14,256        (b)14,914         (b)17,944

-------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.222       (a)$11.073        (a)$12.930
                                                             (b)$12.063       (b)$10.858        (b)$12.597
 Ending AUV................................................. (a)$11.073       (a)$12.930        (a)$17.544
                                                             (b)$10.858       (b)$12.597        (b)$16.982
 Ending Number of AUs....................................... (a)3,884,706     (a)4,290,770      (a)3,783,732
                                                             (b)96,712        (b)103,332        (b)86,267

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.652       (a)$10.150        (a)$11.779
                                                             (b)$10.514       (b)$9.953         (b)$11.476
 Ending AUV................................................. (a)$10.150       (a)$11.779        (a)$15.702
                                                             (b)$9.953        (b)$11.476        (b)$15.199
 Ending Number of AUs....................................... (a)2,192,103     (a)2,398,013      (a)2,115,967
                                                             (b)79,384        (b)75,981         (b)65,347

-------------------------------------------------------------
STRATEGIC MULTI-ASSET - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)N/A           (a)$9.999         (a)$10.540
                                                             (b)N/A           (b)$9.999         (b)$10.416
 Ending AUV................................................. (a)N/A           (a)$10.540        (a)$12.187
                                                             (b)N/A           (b)$10.416        (b)$11.942
 Ending Number of AUs....................................... (a)N/A           (a)60,745,450     (a)150,632,803
                                                             (b)N/A           (b)10             (b)30,376

-------------------------------------------------------------



                                                                 FISCAL YEAR        FISCAL YEAR       FISCAL YEAR
                                                                    ENDED              ENDED             ENDED
VARIABLE PORTFOLIOS                                               12/31/14           12/31/15           12/31/16
============================================================ ================== ================== =================
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$15.657         (a)$17.093         (a)$16.867
                                                             (b)$15.158         (b)$16.441         (b)$16.118
 Ending AUV................................................. (a)$17.093         (a)$16.867         (a)$18.042
                                                             (b)$16.441         (b)$16.118         (b)$17.130
 Ending Number of AUs....................................... (a)3,233,358       (a)3,139,186       (a)3,202,438
                                                             (b)80,193          (b)75,532          (b)68,980

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.626         (a)$14.550         (a)$14.260
                                                             (b)$13.186         (b)$13.989         (b)$13.622
 Ending AUV................................................. (a)$14.550         (a)$14.260         (a)$15.315
                                                             (b)$13.989         (b)$13.622         (b)$14.535
 Ending Number of AUs....................................... (a)929,630         (a)973,363         (a)1,140,462
                                                             (b)17,389          (b)17,154          (b)18,088

-------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A             (a)N/A             (a)N/A
                                                             (b)N/A             (b)N/A             (b)N/A
 Ending AUV................................................. (a)N/A             (a)N/A             (a)$10.844
                                                             (b)N/A             (b)N/A             (b)$10.778
 Ending Number of AUs....................................... (a)N/A             (a)N/A             (a)18,670,177
                                                             (b)N/A             (b)N/A             (b)360

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A             (a)N/A             (a)N/A
                                                             (b)N/A             (b)N/A             (b)N/A
 Ending AUV................................................. (a)N/A             (a)N/A             (a)$10.588
                                                             (b)N/A             (b)N/A             (b)$10.524
 Ending Number of AUs....................................... (a)N/A             (a)N/A             (a)29,433,669
                                                             (b)N/A             (b)N/A             (b)45,183

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$17.544         (a)$18.852         (a)$17.478
                                                             (b)$16.982         (b)$18.129         (b)$16.700
 Ending AUV................................................. (a)$18.852         (a)$17.478         (a)$21.506
                                                             (b)$18.129         (b)$16.700         (b)$20.415
 Ending Number of AUs....................................... (a)3,499,705       (a)3,520,275       (a)2,976,295
                                                             (b)77,530          (b)77,139          (b)66,961

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$15.702         (a)$15.463         (a)$14.091
                                                             (b)$15.199         (b)$14.871         (b)$13.463
 Ending AUV................................................. (a)$15.463         (a)$14.091         (a)$18.159
                                                             (b)$14.871         (b)$13.463         (b)$17.238
 Ending Number of AUs....................................... (a)2,149,639       (a)2,207,061       (a)1,793,945
                                                             (b)62,884          (b)62,390          (b)49,998

-------------------------------------------------------------
STRATEGIC MULTI-ASSET - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A             (a)N/A             (a)N/A
                                                             (b)N/A             (b)N/A             (b)N/A
 Ending AUV................................................. (a)N/A             (a)N/A             (a)$9.848
                                                             (b)N/A             (b)N/A             (b)$9.848
 Ending Number of AUs....................................... (a)N/A             (a)N/A             (a)31,400
                                                             (b)N/A             (b)N/A             (b)31,400

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)$12.187         (a)$12.550         (a)$11.749
                                                             (b)$11.942         (b)$12.217         (b)$11.363
 Ending AUV................................................. (a)$12.550         (a)$11.749         (a)$12.121
                                                             (b)$12.217         (b)$11.363         (b)$11.647
 Ending Number of AUs....................................... (a)233,894,260     (a)304,891,251     (a)304,103,829
                                                             (b)27,225          (b)26,074          (b)54,203

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                            FISCAL YEAR   FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION       ENDED         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09     12/31/10      12/31/11       12/31/12
============================================================ ============= ============= ============= ================
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A        (a)$9.999
                                                             (b)N/A        (b)N/A        (b)N/A        (b)$9.999
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A        (a)$10.426
                                                             (b)N/A        (b)N/A        (b)N/A        (b)$10.366
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A        (a)7,520,197
                                                             (b)N/A        (b)N/A        (b)N/A        (b)10

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.007     (a)$9.129     (a)$10.810    (a)$10.071
                                                             (b)$7.005     (b)$9.016     (b)$10.607    (b)$9.818
 Ending AUV................................................. (a)$9.129     (a)$10.810    (a)$10.071    (a)$10.686
                                                             (b)$9.016     (b)$10.607    (b)$9.818     (b)$10.350
 Ending Number of AUs....................................... (a)5,859      (a)38,025     (a)89,024     (a)133,647
                                                             (b)4,057      (b)10,626     (b)23,249     (b)53,118

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.961     (a)$10.652    (a)$11.913    (a)$12.464
                                                             (b)$7.959     (b)$10.526    (b)$11.695    (b)$12.157
 Ending AUV................................................. (a)$10.652    (a)$11.913    (a)$12.464    (a)$13.927
                                                             (b)$10.526    (b)$11.695    (b)$12.157    (b)$13.495
 Ending Number of AUs....................................... (a)4,210      (a)38,992     (a)146,265    (a)206,307
                                                             (b)1,245      (b)4,877      (b)7,038      (b)7,021

-------------------------------------------------------------
ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.245    (a)$10.152    (a)$9.972     (a)$9.792
                                                             (b)$10.243    (b)$10.044    (b)$9.795     (b)$9.556
 Ending AUV................................................. (a)$10.152    (a)$9.972     (a)$9.792     (a)$9.617
                                                             (b)$10.044    (b)$9.795     (b)$9.556     (b)$9.325
 Ending Number of AUs....................................... (a)9,286      (a)474,885    (a)935,815    (a)1,359,794
                                                             (b)336        (b)13,392     (b)50,029     (b)38,215

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A        (a)$10.000
                                                             (b)N/A        (b)N/A        (b)N/A        (b)$9.999
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A        (a)$10.062
                                                             (b)N/A        (b)N/A        (b)N/A        (b)$10.037
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A        (a)210,471
                                                             (b)N/A        (b)N/A        (b)N/A        (b)10

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------



                                                                FISCAL YEAR        FISCAL YEAR        FISCAL YEAR
                                                                   ENDED              ENDED              ENDED
VARIABLE PORTFOLIOS                                               12/31/13          12/31/14           12/31/15
============================================================ ================= ================== ==================
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)$10.426        (a)$12.098         (a)$12.456
                                                             (b)$10.366        (b)$11.929         (b)$12.202
 Ending AUV................................................. (a)$12.098        (a)$12.456         (a)$11.629
                                                             (b)$11.929        (b)$12.202         (b)$11.318
 Ending Number of AUs....................................... (a)67,261,976     (a)144,266,337     (a)207,746,225
                                                             (b)27,017         (b)25,843          (b)24,759

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.686        (a)$13.246         (a)$16.282
                                                             (b)$10.350        (b)$12.746         (b)$15.566
 Ending AUV................................................. (a)$13.246        (a)$16.282         (a)$17.648
                                                             (b)$12.746        (b)$15.566         (b)$16.763
 Ending Number of AUs....................................... (a)158,135        (a)186,156         (a)232,415
                                                             (b)80,879         (b)85,571          (b)96,262

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.927        (a)$16.452         (a)$18.222
                                                             (b)$13.495        (b)$15.840         (b)$17.430
 Ending AUV................................................. (a)$16.452        (a)$18.222         (a)$15.782
                                                             (b)$15.840        (b)$17.430         (b)$14.999
 Ending Number of AUs....................................... (a)224,523        (a)255,987         (a)226,466
                                                             (b)6,162          (b)3,291           (b)3,329

-------------------------------------------------------------
ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.617         (a)$9.445          (a)$9.274
                                                             (b)$9.325         (b)$9.099          (b)$8.876
 Ending AUV................................................. (a)$9.445         (a)$9.274          (a)$9.112
                                                             (b)$9.099         (b)$8.876          (b)$8.664
 Ending Number of AUs....................................... (a)1,852,907      (a)3,100,180       (a)4,318,851
                                                             (b)30,271         (b)2,762           (b)13,693

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)$10.062        (a)$11.936         (a)$12.099
                                                             (b)$10.037        (b)$11.806         (b)$11.891
 Ending AUV................................................. (a)$11.936        (a)$12.099         (a)$11.781
                                                             (b)$11.806        (b)$11.891         (b)$11.503
 Ending Number of AUs....................................... (a)3,372,087      (a)8,753,196       (a)27,386,799
                                                             (b)574            (b)599             (b)616

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A            (a)$10.834         (a)$11.360
                                                             (b)N/A            (b)$10.816         (b)$11.313
 Ending AUV................................................. (a)$10.834        (a)$11.360         (a)$10.784
                                                             (b)$10.816        (b)$11.313         (b)$10.713
 Ending Number of AUs....................................... (a)1,951,123      (a)7,479,917       (a)23,955,465
                                                             (b)374,826        (b)1,218,615       (b)3,060,178

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A            (a)$11.021         (a)$11.776
                                                             (b)N/A            (b)$11.002         (b)$11.727
 Ending AUV................................................. (a)$11.021        (a)$11.776         (a)$11.360
                                                             (b)$11.002        (b)$11.727         (b)$11.284
 Ending Number of AUs....................................... (a)2,026,947      (a)7,639,621       (a)29,241,121
                                                             (b)391,312        (b)1,257,088       (b)3,921,183

-------------------------------------------------------------



                                                                FISCAL YEAR
                                                                   ENDED
VARIABLE PORTFOLIOS                                               12/31/16
============================================================ =================
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)$11.629
                                                             (b)$11.318
 Ending AUV................................................. (a)$12.070
                                                             (b)$11.672
 Ending Number of AUs....................................... (a)208,564,575
                                                             (b)25,354

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$17.648
                                                             (b)$16.763
 Ending AUV................................................. (a)$20.302
                                                             (b)$19.159
 Ending Number of AUs....................................... (a)207,831
                                                             (b)11,769

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$15.782
                                                             (b)$14.999
 Ending AUV................................................. (a)$17.182
                                                             (b)$16.224
 Ending Number of AUs....................................... (a)254,405
                                                             (b)3,246

-------------------------------------------------------------
ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.112
                                                             (b)$8.664
 Ending AUV................................................. (a)$8.964
                                                             (b)$8.468
 Ending Number of AUs....................................... (a)4,332,607
                                                             (b)260

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)$11.781
                                                             (b)$11.503
 Ending AUV................................................. (a)$12.443
                                                             (b)$12.071
 Ending Number of AUs....................................... (a)48,296,906
                                                             (b)22,860

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)$10.784
                                                             (b)$10.713
 Ending AUV................................................. (a)$11.367
                                                             (b)$11.263
 Ending Number of AUs....................................... (a)45,985,519
                                                             (b)5,537,798

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)$11.360
                                                             (b)$11.284
 Ending AUV................................................. (a)$12.318
                                                             (b)$12.205
 Ending Number of AUs....................................... (a)43,185,278
                                                             (b)6,323,788

-------------------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

                                      A-8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                                (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                           FISCAL YEAR   FISCAL YEAR    FISCAL YEAR
                                                            INCEPTION TO      ENDED         ENDED          ENDED
VARIABLE PORTFOLIOS                                           12/31/09       12/31/10      12/31/11      12/31/12
========================================================== ============== ============= ============= ==============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$5.307      (a)$7.064     (a)$8.428     (a)$8.134
                                                           (b)$5.304      (b)$7.033     (b)$8.369     (b)$8.057
 Ending AUV............................................... (a)$7.064      (a)$8.428     (a)$8.134     (a)$9.308
                                                           (b)$7.033      (b)$8.369     (b)$8.057     (b)$9.197
 Ending Number of AUs..................................... (a)19          (a)2,261      (a)8,758      (a)8,982
                                                           (b)0           (b)695        (b)4,569      (b)7,199

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$7.675      (a)$9.248     (a)$10.223    (a)$10.190
                                                           (b)$7.674      (b)$9.220     (b)$10.167    (b)$10.109
 Ending AUV............................................... (a)$9.248      (a)$10.223    (a)$10.190    (a)$11.646
                                                           (b)$9.220      (b)$10.167    (b)$10.109    (b)$11.524
 Ending Number of AUs..................................... (a)6,788       (a)6,647      (a)12,771     (a)27,011
                                                           (b)1,837       (b)1,816      (b)12,147     (b)12,266

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$7.598      (a)$10.333    (a)$11.362    (a)$10.190
                                                           (b)$7.597      (b)$10.310    (b)$11.309    (b)$10.117
 Ending AUV............................................... (a)$10.333     (a)$11.362    (a)$10.190    (a)$12.294
                                                           (b)$10.310     (b)$11.309    (b)$10.117    (b)$12.176
 Ending Number of AUs..................................... (a)18,857      (a)75,937     (a)268,689    (a)296,107
                                                           (b)4,411       (b)37,282     (b)133,047    (b)150,432

-----------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$6.814      (a)$8.806     (a)$10.285    (a)$9.688
                                                           (b)$6.813      (b)$8.787     (b)$10.237    (b)$9.619
 Ending AUV............................................... (a)$8.806      (a)$10.285    (a)$9.688     (a)$11.241
                                                           (b)$8.787      (b)$10.237    (b)$9.619     (b)$11.133
 Ending Number of AUs..................................... (a)3,572       (a)32,367     (a)97,206     (a)125,403
                                                           (b)4,470       (b)25,955     (b)67,648     (b)69,968

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$6.835      (a)$8.697     (a)$9.535     (a)$9.210
                                                           (b)$6.836      (b)$8.680     (b)$9.492     (b)$9.146
 Ending AUV............................................... (a)$8.697      (a)$9.535     (a)$9.210     (a)$10.651
                                                           (b)$8.680      (b)$9.492     (b)$9.146     (b)$10.550
 Ending Number of AUs..................................... (a)15,361      (a)28,696     (a)58,298     (a)69,852
                                                           (b)569         (b)9,755      (b)22,941     (b)28,512

-----------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$8.501      (a)$10.300    (a)$11.546    (a)$11.474
                                                           (b)$8.503      (b)$10.261    (b)$11.472    (b)$11.371
 Ending AUV............................................... (a)$10.300     (a)$11.546    (a)$11.474    (a)$12.647
                                                           (b)$10.261     (b)$11.472    (b)$11.371    (b)$12.502
 Ending Number of AUs..................................... (a)12          (a)12         (a)48         (a)559
                                                           (b)1,650       (b)1,610      (b)3,988      (b)7,142

-----------------------------------------------------------
ASSET ALLOCATION: DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                           (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV............................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                           (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs..................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                           (b)N/A         (b)N/A        (b)N/A        (b)N/A

-----------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$8.045      (a)$9.797     (a)$10.788    (a)$10.864
                                                           (b)$8.042      (b)$9.774     (b)$10.736    (b)$10.784
 Ending AUV............................................... (a)$9.797      (a)$10.788    (a)$10.864    (a)$12.101
                                                           (b)$9.774      (b)$10.736    (b)$10.784    (b)$11.982
 Ending Number of AUs..................................... (a)13          (a)13         (a)3,313      (a)32,850
                                                           (b)1,733       (b)2,768      (b)3,945      (b)4,106

-----------------------------------------------------------



                                                             FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                            12/31/13        12/31/14        12/31/15       12/31/16
========================================================== =============== =============== =============== ==============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$9.308       (a)$13.101      (a)$12.970      (a)$12.620
                                                           (b)$9.197       (b)$12.912      (b)$12.752      (b)$12.376
 Ending AUV............................................... (a)$13.101      (a)$12.970      (a)$12.620      (a)$13.343
                                                           (b)$12.912      (b)$12.752      (b)$12.376      (b)$13.052
 Ending Number of AUs..................................... (a)8,003        (a)7,854        (a)8,603        (a)11,123
                                                           (b)7,150        (b)10,449       (b)9,453        (b)6,606

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$11.646      (a)$14.182      (a)$14.709      (a)$14.677
                                                           (b)$11.524      (b)$13.998      (b)$14.483      (b)$14.415
 Ending AUV............................................... (a)$14.182      (a)$14.709      (a)$14.677      (a)$15.806
                                                           (b)$13.998      (b)$14.483      (b)$14.415      (b)$15.485
 Ending Number of AUs..................................... (a)74,226       (a)132,311      (a)134,090      (a)217,667
                                                           (b)14,544       (b)38,086       (b)38,737       (b)69,753

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$12.294      (a)$15.635      (a)$15.737      (a)$16.568
                                                           (b)$12.176      (b)$15.445      (b)$15.507      (b)$16.285
 Ending AUV............................................... (a)$15.635      (a)$15.737      (a)$16.568      (a)$16.410
                                                           (b)$15.445      (b)$15.507      (b)$16.285      (b)$16.090
 Ending Number of AUs..................................... (a)275,903      (a)277,608      (a)255,984      (a)288,890
                                                           (b)138,739      (b)141,161      (b)136,052      (b)141,093

-----------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$11.241      (a)$14.397      (a)$15.375      (a)$16.169
                                                           (b)$11.133      (b)$14.223      (b)$15.151      (b)$15.893
 Ending AUV............................................... (a)$14.397      (a)$15.375      (a)$16.169      (a)$17.425
                                                           (b)$14.223      (b)$15.151      (b)$15.893      (b)$17.086
 Ending Number of AUs..................................... (a)134,270      (a)157,033      (a)146,571      (a)146,346
                                                           (b)86,889       (b)96,486       (b)99,898       (b)104,133

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$10.651      (a)$13.994      (a)$15.233      (a)$15.212
                                                           (b)$10.550      (b)$13.828      (b)$15.014      (b)$14.956
 Ending AUV............................................... (a)$13.994      (a)$15.233      (a)$15.212      (a)$16.699
                                                           (b)$13.828      (b)$15.014      (b)$14.956      (b)$15.862
 Ending Number of AUs..................................... (a)75,110       (a)85,727       (a)137,150      (a)159,229
                                                           (b)29,197       (b)34,483       (b)38,381       (b)1,225

-----------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$12.647      (a)$14.681      (a)$15.533      (a)$15.031
                                                           (b)$12.502      (b)$14.477      (b)$15.279      (b)$14.748
 Ending AUV............................................... (a)$14.681      (a)$15.533      (a)$15.031      (a)$16.395
                                                           (b)$14.477      (b)$15.279      (b)$14.748      (b)$16.046
 Ending Number of AUs..................................... (a)538          (a)2,327        (a)15,529       (a)30,152
                                                           (b)8,788        (b)10,117       (b)13,644       (b)9,877

-----------------------------------------------------------
ASSET ALLOCATION: DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV............................................ (a)N/A          (a)N/A          (a)N/A          (a)N/A
                                                           (b)N/A          (b)N/A          (b)N/A          (b)N/A
 Ending AUV............................................... (a)N/A          (a)N/A          (a)N/A          (a)$10.242
                                                           (b)N/A          (b)N/A          (b)N/A          (b)$10.242
 Ending Number of AUs..................................... (a)N/A          (a)N/A          (a)N/A          (a)2,425
                                                           (b)N/A          (b)N/A          (b)N/A          (b)2,425

-----------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$12.101      (a)$14.237      (a)$15.622      (a)$15.386
                                                           (b)$11.982      (b)$14.062      (b)$15.392      (b)$15.122
 Ending AUV............................................... (a)$14.237      (a)$15.622      (a)$15.386      (a)$16.236
                                                           (b)$14.062      (b)$15.392      (b)$15.122      (b)$15.917
 Ending Number of AUs..................................... (a)35,007       (a)43,315       (a)57,178       (a)46,866
                                                           (b)6,678        (b)29,275       (b)26,218       (b)27,507

-----------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                            FISCAL YEAR   FISCAL YEAR
                                             INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                            12/31/09       12/31/10      12/31/11
=========================================== ============== ============= =============
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.571      (a)$9.632     (a)$10.670
                                            (b)$7.571      (b)$9.612     (b)$10.621
 Ending AUV................................ (a)$9.632      (a)$10.670    (a)$9.919
                                            (b)$9.612      (b)$10.621    (b)$9.849
 Ending Number of AUs...................... (a)1,720       (a)16,662     (a)59,032
                                            (b)1,028       (b)9,189      (b)35,852

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$8.034      (a)$10.786    (a)$13.034
                                            (b)$8.025      (b)$10.754    (b)$12.962
 Ending AUV................................ (a)$10.786     (a)$13.034    (a)$11.929
                                            (b)$10.754     (b)$12.962    (b)$11.834
 Ending Number of AUs...................... (a)2,149       (a)20,205     (a)86,558
                                            (b)1,281       (b)14,561     (b)45,019

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.015      (a)$9.129     (a)$9.820
                                            (b)$7.013      (b)$9.106     (b)$9.769
 Ending AUV................................ (a)$9.129      (a)$9.820     (a)$9.541
                                            (b)$9.106      (b)$9.769     (b)$9.468
 Ending Number of AUs...................... (a)15          (a)15         (a)0
                                            (b)0           (b)0          (b)0

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.304     (a)$12.410    (a)$13.559
                                            (b)$10.300     (b)$12.380    (b)$13.493
 Ending AUV................................ (a)$12.410     (a)$13.559    (a)$14.206
                                            (b)$12.380     (b)$13.493    (b)$14.102
 Ending Number of AUs...................... (a)4,693       (a)50,478     (a)182,776
                                            (b)2,878       (b)23,784     (b)81,083

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.124      (a)$9.108     (a)$10.471
                                            (b)$7.121      (b)$9.057     (b)$10.384
 Ending AUV................................ (a)$9.108      (a)$10.471    (a)$11.617
                                            (b)$9.057      (b)$10.384    (b)$11.493
 Ending Number of AUs...................... (a)14          (a)2,212      (a)4,060
                                            (b)0           (b)319        (b)9,714

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$8.141      (a)$12.204    (a)$14.241
                                            (b)$8.140      (b)$12.179    (b)$14.177
 Ending AUV................................ (a)$12.204     (a)$14.241    (a)$10.364
                                            (b)$12.179     (b)$14.177    (b)$10.291
 Ending Number of AUs...................... (a)130         (a)8,581      (a)40,222
                                            (b)1           (b)4,039      (b)14,133

--------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$6.794      (a)$8.476     (a)$9.777
                                            (b)$6.793      (b)$8.435     (b)$9.703
 Ending AUV................................ (a)$8.476      (a)$9.777     (a)$9.616
                                            (b)$8.435      (b)$9.703     (b)$9.520
 Ending Number of AUs...................... (a)15          (a)15         (a)0
                                            (b)0           (b)0          (b)0

--------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.116      (a)$9.408     (a)$9.558
                                            (b)$7.117      (b)$9.390     (b)$9.516
 Ending AUV................................ (a)$9.408      (a)$9.558     (a)$8.316
                                            (b)$9.390      (b)$9.516     (b)$8.259
 Ending Number of AUs...................... (a)7,466       (a)80,826     (a)334,728
                                            (b)5,714       (b)50,838     (b)182,561

--------------------------------------------



                                             FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                            12/31/12      12/31/13      12/31/14      12/31/15      12/31/16
=========================================== ============= ============= ============= ============= =============
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$9.919     (a)$10.897    (a)$14.374    (a)$15.840    (a)$16.281
                                            (b)$9.849     (b)$10.793    (b)$14.202    (b)$15.611    (b)$16.005
 Ending AUV................................ (a)$10.897    (a)$14.374    (a)$15.840    (a)$16.281    (a)$17.049
                                            (b)$10.793    (b)$14.202    (b)$15.611    (b)$16.005    (b)$16.719
 Ending Number of AUs...................... (a)69,660     (a)67,489     (a)64,907     (a)78,184     (a)97,528
                                            (b)31,691     (b)27,614     (b)28,820     (b)28,945     (b)31,632

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$11.929    (a)$14.552    (a)$19.461    (a)$22.083    (a)$23.642
                                            (b)$11.834    (b)$14.400    (b)$19.210    (b)$21.744    (b)$23.220
 Ending AUV................................ (a)$14.552    (a)$19.461    (a)$22.083    (a)$23.642    (a)$23.741
                                            (b)$14.400    (b)$19.210    (b)$21.744    (b)$23.220    (b)$22.535
 Ending Number of AUs...................... (a)106,443    (a)104,933    (a)102,941    (a)112,079    (a)125,052
                                            (b)48,892     (b)43,884     (b)45,493     (b)54,171     (b)862

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$9.541     (a)$10.702    (a)$11.920    (a)$14.564    (a)$15.139
                                            (b)$9.468     (b)$10.594    (b)$11.789    (b)$14.346    (b)$14.875
 Ending AUV................................ (a)$10.702    (a)$11.920    (a)$14.564    (a)$15.139    (a)$15.257
                                            (b)$10.594    (b)$11.789    (b)$14.346    (b)$14.875    (b)$14.953
 Ending Number of AUs...................... (a)0          (a)0          (a)0          (a)1,159      (a)16,864
                                            (b)0          (b)0          (b)0          (b)2,667      (b)6,740

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$14.206    (a)$15.585    (a)$15.560    (a)$16.210    (a)$15.766
                                            (b)$14.102    (b)$15.431    (b)$15.369    (b)$15.971    (b)$15.494
 Ending AUV................................ (a)$15.585    (a)$15.560    (a)$16.210    (a)$15.766    (a)$16.882
                                            (b)$15.431    (b)$15.369    (b)$15.971    (b)$15.494    (b)$16.018
 Ending Number of AUs...................... (a)256,907    (a)325,604    (a)368,746    (a)403,159    (a)751,197
                                            (b)115,067    (b)145,922    (b)168,273    (b)181,184    (b)1,213

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$11.617    (a)$13.019    (a)$17.514    (a)$19.100    (a)$19.195
                                            (b)$11.493    (b)$12.848    (b)$17.241    (b)$18.754    (b)$18.800
 Ending AUV................................ (a)$13.019    (a)$17.514    (a)$19.100    (a)$19.195    (a)$22.289
                                            (b)$12.848    (b)$17.241    (b)$18.754    (b)$18.800    (b)$21.090
 Ending Number of AUs...................... (a)15,219     (a)20,777     (a)27,770     (a)32,425     (a)42,150
                                            (b)12,260     (b)12,073     (b)21,960     (b)29,288     (b)921

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.364    (a)$12.118    (a)$11.528    (a)$10.682    (a)$9.016
                                            (b)$10.291    (b)$12.003    (b)$11.390    (b)$10.529    (b)$8.864
 Ending AUV................................ (a)$12.118    (a)$11.528    (a)$10.682    (a)$9.016     (a)$9.828
                                            (b)$12.003    (b)$11.390    (b)$10.529    (b)$8.864     (b)$9.638
 Ending Number of AUs...................... (a)42,756     (a)52,907     (a)62,093     (a)68,433     (a)75,511
                                            (b)18,674     (b)24,057     (b)25,075     (b)28,959     (b)30,957

--------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$9.616     (a)$11.063    (a)$14.295    (a)$15.545    (a)$15.765
                                            (b)$9.520     (b)$10.925    (b)$14.082    (b)$15.275    (b)$15.453
 Ending AUV................................ (a)$11.063    (a)$14.295    (a)$15.545    (a)$15.765    (a)$17.333
                                            (b)$10.925    (b)$14.082    (b)$15.275    (b)$15.453    (b)$16.947
 Ending Number of AUs...................... (a)430        (a)6,853      (a)11,201     (a)13,934     (a)35,231
                                            (b)1,327      (b)3,479      (b)10,434     (b)12,895     (b)19,053

--------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$8.316     (a)$9.792     (a)$11.898    (a)$10.925    (a)$10.258
                                            (b)$8.259     (b)$9.701     (b)$11.757    (b)$10.769    (b)$10.086
 Ending AUV................................ (a)$9.792     (a)$11.898    (a)$10.925    (a)$10.258    (a)$10.243
                                            (b)$9.701     (b)$11.757    (b)$10.769    (b)$10.086    (b)$10.046
 Ending Number of AUs...................... (a)381,069    (a)370,176    (a)413,143    (a)424,540    (a)454,813
                                            (b)210,225    (b)202,299    (b)223,393    (b)229,197    (b)239,057

--------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11
============================================================ ============== ============= =============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.607      (a)$8.523     (a)$9.275
                                                             (b)$6.604      (b)$8.498     (b)$9.224
 Ending AUV................................................. (a)$8.523      (a)$9.275     (a)$9.014
                                                             (b)$8.498      (b)$9.224     (b)$8.942
 Ending Number of AUs....................................... (a)16          (a)206        (a)5,006
                                                             (b)0           (b)3,149      (b)6,584

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.300      (a)$9.454     (a)$10.514
                                                             (b)$7.301      (b)$9.431     (b)$10.462
 Ending AUV................................................. (a)$9.454      (a)$10.514    (a)$10.625
                                                             (b)$9.431      (b)$10.462    (b)$10.547
 Ending Number of AUs....................................... (a)3,328       (a)5,474      (a)52,629
                                                             (b)1,796       (b)11,085     (b)38,412

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.065      (a)$9.111     (a)$10.497
                                                             (b)$7.066      (b)$9.077     (b)$10.430
 Ending AUV................................................. (a)$9.111      (a)$10.497    (a)$9.769
                                                             (b)$9.077      (b)$10.430    (b)$9.683
 Ending Number of AUs....................................... (a)14          (a)321        (a)4,365
                                                             (b)0           (b)249        (b)4,222

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.942     (a)$12.131    (a)$12.695
                                                             (b)$10.944     (b)$12.111    (b)$12.641
 Ending AUV................................................. (a)$12.131     (a)$12.695    (a)$13.218
                                                             (b)$12.111     (b)$12.641    (b)$13.130
 Ending Number of AUs....................................... (a)2,011       (a)20,018     (a)52,196
                                                             (b)1,310       (b)6,623      (b)26,315

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.552      (a)$8.645     (a)$9.733
                                                             (b)$6.550      (b)$8.613     (b)$9.672
 Ending AUV................................................. (a)$8.645      (a)$9.733     (a)$8.588
                                                             (b)$8.613      (b)$9.672     (b)$8.513
 Ending Number of AUs....................................... (a)16          (a)2,651      (a)10,168
                                                             (b)0           (b)1,092      (b)4,743

-------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A

-------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.882     (a)$11.134    (a)$11.510
                                                             (b)$10.887     (b)$11.116    (b)$11.462
 Ending AUV................................................. (a)$11.134     (a)$11.510    (a)$12.136
                                                             (b)$11.116     (b)$11.462    (b)$12.056
 Ending Number of AUs....................................... (a)6,134       (a)46,535     (a)143,516
                                                             (b)3,771       (b)21,729     (b)66,518

-------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.141      (a)$9.388     (a)$10.550
                                                             (b)$7.139      (b)$9.370     (b)$10.505
 Ending AUV................................................. (a)$9.388      (a)$10.550    (a)$9.739
                                                             (b)$9.370      (b)$10.505    (b)$9.672
 Ending Number of AUs....................................... (a)14          (a)14         (a)5,348
                                                             (b)0           (b)0          (b)22

-------------------------------------------------------------



                                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                 ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/12      12/31/13      12/31/14      12/31/15      12/31/16
============================================================ ============= ============= ============= ============= =============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class
  2
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.014     (a)$10.261    (a)$12.538    (a)$12.728    (a)$11.783
                                                             (b)$8.942     (b)$10.155    (b)$12.376    (b)$12.533    (b)$11.574
 Ending AUV................................................. (a)$10.261    (a)$12.538    (a)$12.728    (a)$11.783    (a)$13.165
                                                             (b)$10.155    (b)$12.376    (b)$12.533    (b)$11.574    (b)$12.898
 Ending Number of AUs....................................... (a)11,239     (a)16,213     (a)24,348     (a)29,195     (a)26,214
                                                             (b)6,290      (b)5,697      (b)12,812     (b)18,908     (b)21,736

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.625    (a)$11.815    (a)$13.289    (a)$13.723    (a)$12.590
                                                             (b)$10.547    (b)$11.698    (b)$13.125    (b)$13.520    (b)$12.373
 Ending AUV................................................. (a)$11.815    (a)$13.289    (a)$13.723    (a)$12.590    (a)$14.171
                                                             (b)$11.698    (b)$13.125    (b)$13.520    (b)$12.373    (b)$13.892
 Ending Number of AUs....................................... (a)111,503    (a)166,029    (a)264,636    (a)281,435    (a)273,332
                                                             (b)41,347     (b)51,191     (b)68,173     (b)97,441     (b)115,234

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.769     (a)$11.173    (a)$15.080    (a)$15.975    (a)$15.970
                                                             (b)$9.683     (b)$11.047    (b)$14.872    (b)$15.715    (b)$15.671
 Ending AUV................................................. (a)$11.173    (a)$15.080    (a)$15.975    (a)$15.970    (a)$15.881
                                                             (b)$11.047    (b)$14.872    (b)$15.715    (b)$15.671    (b)$15.545
 Ending Number of AUs....................................... (a)3,662      (a)846        (a)848        (a)841        (a)1,030
                                                             (b)4,479      (b)3,799      (b)3,571      (b)3,857      (b)4,843

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.218    (a)$13.520    (a)$12.841    (a)$12.601    (a)$12.051
                                                             (b)$13.130    (b)$13.396    (b)$12.692    (b)$12.423    (b)$11.851
 Ending AUV................................................. (a)$13.520    (a)$12.841    (a)$12.601    (a)$12.051    (a)$12.021
                                                             (b)$13.396    (b)$12.692    (b)$12.423    (b)$11.851    (b)$11.793
 Ending Number of AUs....................................... (a)93,200     (a)146,014    (a)204,175    (a)249,224    (a)460,579
                                                             (b)45,281     (b)66,194     (b)77,523     (b)99,369     (b)145,284

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.588     (a)$9.884     (a)$12.282    (a)$12.600    (a)$12.254
                                                             (b)$8.513     (b)$9.773     (b)$12.114    (b)$12.397    (b)$12.026
 Ending AUV................................................. (a)$9.884     (a)$12.282    (a)$12.600    (a)$12.254    (a)$12.749
                                                             (b)$9.773     (b)$12.114    (b)$12.397    (b)$12.026    (b)$12.481
 Ending Number of AUs....................................... (a)11,743     (a)12,189     (a)15,667     (a)15,612     (a)16,321
                                                             (b)5,089      (b)3,823      (b)8,317      (b)8,115      (b)8,093

-------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST
  Service Class
Share
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)$9.917
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)$9.901
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)49,630
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)6,421

-------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.136    (a)$12.403    (a)$11.957    (a)$12.382    (a)$12.258
                                                             (b)$12.056    (b)$12.290    (b)$11.819    (b)$12.208    (b)$12.055
 Ending AUV................................................. (a)$12.403    (a)$11.957    (a)$12.382    (a)$12.258    (a)$12.247
                                                             (b)$12.290    (b)$11.819    (b)$12.208    (b)$12.055    (b)$11.620
 Ending Number of AUs....................................... (a)209,453    (a)287,242    (a)330,543    (a)409,878    (a)670,419
                                                             (b)105,949    (b)144,548    (b)151,977    (b)166,161    (b)1,672

-------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.739     (a)$10.928    (a)$14.546    (a)$15.390    (a)$15.176
                                                             (b)$9.672     (b)$10.827    (b)$14.375    (b)$15.171    (b)$14.923
 Ending AUV................................................. (a)$10.928    (a)$14.546    (a)$15.390    (a)$15.176    (a)$16.049
                                                             (b)$10.827    (b)$14.375    (b)$15.171    (b)$14.923    (b)$15.742
 Ending Number of AUs....................................... (a)6,582      (a)12,239     (a)12,200     (a)38,161     (a)37,893
                                                             (b)234        (b)212        (b)213        (b)4,123      (b)5,153

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                         FISCAL YEAR   FISCAL YEAR
                                                          INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                         12/31/09       12/31/10      12/31/11
======================================================== ============== ============= =============
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.524      (a)$8.224     (a)$9.027
                                                         (b)$6.525      (b)$8.198     (b)$8.977
 Ending AUV............................................. (a)$8.224      (a)$9.027     (a)$9.630
                                                         (b)$8.198      (b)$8.977     (b)$9.553
 Ending Number of AUs................................... (a)15          (a)511        (a)53,162
                                                         (b)0           (b)69         (b)30,771

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.903      (a)$9.524     (a)$11.659
                                                         (b)$7.902      (b)$9.504     (b)$11.606
 Ending AUV............................................. (a)$9.524      (a)$11.659    (a)$11.208
                                                         (b)$9.504      (b)$11.606    (b)$11.129
 Ending Number of AUs................................... (a)2,508       (a)23,190     (a)96,374
                                                         (b)1,450       (b)15,045     (b)56,848

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.581      (a)$9.718     (a)$10.965
                                                         (b)$7.580      (b)$9.694     (b)$10.911
 Ending AUV............................................. (a)$9.718      (a)$10.965    (a)$11.259
                                                         (b)$9.694      (b)$10.911    (b)$11.174
 Ending Number of AUs................................... (a)690         (a)14,276     (a)35,447
                                                         (b)432         (b)2,699      (b)13,201

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.886      (a)$9.406     (a)$10.047
                                                         (b)$6.887      (b)$9.384     (b)$9.999
 Ending AUV............................................. (a)$9.406      (a)$10.047    (a)$8.448
                                                         (b)$9.384      (b)$9.999     (b)$8.386
 Ending Number of AUs................................... (a)15          (a)3,015      (a)8,893
                                                         (b)0           (b)0          (b)1,128

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$5.753      (a)$7.837     (a)$8.264
                                                         (b)$5.751      (b)$7.807     (b)$8.211
 Ending AUV............................................. (a)$7.837      (a)$8.264     (a)$7.015
                                                         (b)$7.807      (b)$8.211     (b)$6.952
 Ending Number of AUs................................... (a)18          (a)271        (a)1,166
                                                         (b)0           (b)6,417      (b)11,894

---------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.461      (a)$10.054    (a)$11.863
                                                         (b)$7.463      (b)$10.027    (b)$11.803
 Ending AUV............................................. (a)$10.054     (a)$11.863    (a)$10.961
                                                         (b)$10.027     (b)$11.803    (b)$10.879
 Ending Number of AUs................................... (a)14          (a)14         (a)0
                                                         (b)0           (b)0          (b)2,239

---------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.362      (a)$8.362     (a)$9.549
                                                         (b)$6.359      (b)$8.342     (b)$9.502
 Ending AUV............................................. (a)$8.362      (a)$9.549     (a)$9.227
                                                         (b)$8.342      (b)$9.502     (b)$9.158
 Ending Number of AUs................................... (a)4,838       (a)45,158     (a)160,552
                                                         (b)2,838       (b)26,972     (b)83,405

---------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.868      (a)$8.977     (a)$9.941
                                                         (b)$6.867      (b)$8.957     (b)$9.893
 Ending AUV............................................. (a)$8.977      (a)$9.941     (a)$9.590
                                                         (b)$8.957      (b)$9.893     (b)$9.521
 Ending Number of AUs................................... (a)5,552       (a)55,306     (a)202,016
                                                         (b)3,311       (b)31,257     (b)102,677

---------------------------------------------------------



                                                          FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                             ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                         12/31/12      12/31/13      12/31/14      12/31/15      12/31/16
======================================================== ============= ============= ============= ============= =============
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$9.630     (a)$10.785    (a)$13.992    (a)$15.720    (a)$15.142
                                                         (b)$9.553     (b)$10.671    (b)$13.810    (b)$15.478    (b)$14.871
 Ending AUV............................................. (a)$10.785    (a)$13.992    (a)$15.720    (a)$15.142    (a)$17.228
                                                         (b)$10.671    (b)$13.810    (b)$15.478    (b)$14.871    (b)$16.877
 Ending Number of AUs................................... (a)117,074    (a)111,919    (a)110,054    (a)116,816    (a)133,644
                                                         (b)56,561     (b)55,766     (b)72,196     (b)82,909     (b)89,325

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$11.208    (a)$12.974    (a)$17.604    (a)$17.979    (a)$17.586
                                                         (b)$11.129    (b)$12.850    (b)$17.392    (b)$17.719    (b)$17.288
 Ending AUV............................................. (a)$12.974    (a)$17.604    (a)$17.979    (a)$17.586    (a)$17.994
                                                         (b)$12.850    (b)$17.392    (b)$17.719    (b)$17.288    (b)$17.645
 Ending Number of AUs................................... (a)111,867    (a)96,443     (a)95,022     (a)92,036     (a)107,154
                                                         (b)65,884     (b)56,527     (b)55,909     (b)55,164     (b)55,463

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$11.259    (a)$12.968    (a)$13.779    (a)$13.682    (a)$12.893
                                                         (b)$11.174    (b)$12.839    (b)$13.608    (b)$13.479    (b)$12.670
 Ending AUV............................................. (a)$12.968    (a)$13.779    (a)$13.682    (a)$12.893    (a)$15.012
                                                         (b)$12.839    (b)$13.608    (b)$13.479    (b)$12.670    (b)$14.715
 Ending Number of AUs................................... (a)64,832     (a)74,190     (a)85,301     (a)94,734     (a)93,441
                                                         (b)26,170     (b)31,949     (b)32,754     (b)42,463     (b)53,419

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$8.448     (a)$9.761     (a)$11.594    (a)$10.450    (a)$10.317
                                                         (b)$8.386     (b)$9.665     (b)$11.452    (b)$10.296    (b)$10.140
 Ending AUV............................................. (a)$9.761     (a)$11.594    (a)$10.450    (a)$10.317    (a)$9.960
                                                         (b)$9.665     (b)$11.452    (b)$10.296    (b)$10.140    (b)$9.765
 Ending Number of AUs................................... (a)13,992     (a)17,080     (a)24,653     (a)27,074     (a)59,477
                                                         (b)5,611      (b)7,375      (b)11,063     (b)13,986     (b)22,766

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.015     (a)$8.377     (a)$10.067    (a)$8.975     (a)$8.695
                                                         (b)$6.952     (b)$8.282     (b)$9.927     (b)$8.828     (b)$8.532
 Ending AUV............................................. (a)$8.377     (a)$10.067    (a)$8.975     (a)$8.695     (a)$8.691
                                                         (b)$8.282     (b)$9.927     (b)$8.828     (b)$8.532     (b)$8.506
 Ending Number of AUs................................... (a)909        (a)1,020      (a)8,812      (a)9,145      (a)16,142
                                                         (b)10,886     (b)10,591     (b)16,937     (b)17,997     (b)15,391

---------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$10.961    (a)$12.269    (a)$13.637    (a)$18.078    (a)$18.692
                                                         (b)$10.879    (b)$12.147    (b)$16.721    (b)$17.809    (b)$18.368
 Ending AUV............................................. (a)$12.269    (a)$13.637    (a)$18.078    (a)$18.692    (a)$18.451
                                                         (b)$12.147    (b)$16.721    (b)$17.809    (b)$18.368    (b)$18.451
 Ending Number of AUs................................... (a)0          (a)0          (a)0          (a)2,528      (a)1,690
                                                         (b)2,190      (b)1,903      (b)1,962      (b)1,728      (b)1,690

---------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$9.227     (a)$10.832    (a)$14.505    (a)$15.620    (a)$14.464
                                                         (b)$9.158     (b)$10.724    (b)$14.325    (b)$15.388    (b)$14.213
 Ending AUV............................................. (a)$10.832    (a)$14.505    (a)$15.620    (a)$14.464    (a)$16.703
                                                         (b)$10.724    (b)$14.325    (b)$15.388    (b)$14.213    (b)$16.372
 Ending Number of AUs................................... (a)186,970    (a)173,621    (a)173,551    (a)182,981    (a)193,826
                                                         (b)99,029     (b)87,782     (b)99,864     (b)109,828    (b)109,749

---------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$9.590     (a)$10.824    (a)$14.294    (a)$15.515    (a)$14.807
                                                         (b)$9.521     (b)$10.719    (b)$14.120    (b)$15.288    (b)$14.554
 Ending AUV............................................. (a)$10.824    (a)$14.294    (a)$15.515    (a)$14.807    (a)$17.456
                                                         (b)$10.719    (b)$14.120    (b)$15.288    (b)$14.554    (b)$17.115
 Ending Number of AUs................................... (a)244,560    (a)225,904    (a)219,653    (a)222,819    (a)232,899
                                                         (b)127,484    (b)129,823    (b)128,717    (b)141,446    (b)140,702

---------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                        FISCAL YEAR   FISCAL YEAR
                                                         INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                        12/31/09       12/31/10      12/31/11
======================================================= ============== ============= =============
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$6.314      (a)$7.910     (a)$9.167
                                                        (b)$6.316      (b)$7.899     (b)$9.131
 Ending AUV............................................ (a)$7.910      (a)$9.167     (a)$8.498
                                                        (b)$7.899      (b)$9.131     (b)$8.444
 Ending Number of AUs.................................. (a)2,201       (a)27,846     (a)91,851
                                                        (b)1,252       (b)11,987     (b)44,469

--------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A         (a)$10.759    (a)$11.481
                                                        (b)N/A         (b)$10.757    (b)$11.446
 Ending AUV............................................ (a)N/A         (a)$11.481    (a)$11.385
                                                        (b)N/A         (b)$11.446    (b)$11.321
 Ending Number of AUs.................................. (a)N/A         (a)84,794     (a)168,563
                                                        (b)N/A         (b)25,299     (b)60,547

--------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A         (a)$10.215    (a)$11.173
                                                        (b)N/A         (b)$10.214    (b)$11.130
 Ending AUV............................................ (a)N/A         (a)$11.173    (a)$10.301
                                                        (b)N/A         (b)$11.130    (b)$10.236
 Ending Number of AUs.................................. (a)N/A         (a)447        (a)19,914
                                                        (b)N/A         (b)0          (b)474

--------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A         (a)$10.617    (a)$11.425
                                                        (b)N/A         (b)$10.615    (b)$11.396
 Ending AUV............................................ (a)N/A         (a)$11.425    (a)$11.063
                                                        (b)N/A         (b)$11.396    (b)$11.007
 Ending Number of AUs.................................. (a)N/A         (a)69,284     (a)275,629
                                                        (b)N/A         (b)14,422     (b)125,666

--------------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A         (a)$10.303    (a)$11.155
                                                        (b)N/A         (b)$10.301    (b)$11.122
 Ending AUV............................................ (a)N/A         (a)$11.155    (a)$10.620
                                                        (b)N/A         (b)$11.122    (b)$10.562
 Ending Number of AUs.................................. (a)N/A         (a)19,595     (a)147,135
                                                        (b)N/A         (b)6,668      (b)25,168

--------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.746      (a)$9.819     (a)$12.129
                                                        (b)$7.743      (b)$9.794     (b)$12.067
 Ending AUV............................................ (a)$9.819      (a)$12.129    (a)$11.234
                                                        (b)$9.794      (b)$12.067    (b)$11.149
 Ending Number of AUs.................................. (a)13          (a)7,722      (a)36,367
                                                        (b)0           (b)4,809      (b)21,196

--------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.802      (a)$11.090    (a)$12.688
                                                        (b)$7.789      (b)$11.051    (b)$12.612
 Ending AUV............................................ (a)$11.090     (a)$12.688    (a)$9.961
                                                        (b)$11.051     (b)$12.612    (b)$9.877
 Ending Number of AUs.................................. (a)2,838       (a)3,402      (a)9,303
                                                        (b)0           (b)407        (b)4,879

--------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$4.808      (a)$6.600     (a)$7.792
                                                        (b)$4.809      (b)$6.588     (b)$7.758
 Ending AUV............................................ (a)$6.600      (a)$7.792     (a)$8.297
                                                        (b)$6.588      (b)$7.758     (b)$8.240
 Ending Number of AUs.................................. (a)4,766       (a)34,505     (a)123,402
                                                        (b)2,842       (b)21,778     (b)73,949

--------------------------------------------------------



                                                         FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                            ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                        12/31/12      12/31/13      12/31/14      12/31/15      12/31/16
======================================================= ============= ============= ============= ============= =============
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$8.498     (a)$9.402     (a)$12.613    (a)$13.403    (a)$12.851
                                                        (b)$8.444     (b)$9.318     (b)$12.470    (b)$13.218    (b)$12.642
 Ending AUV............................................ (a)$9.402     (a)$12.613    (a)$13.403    (a)$12.851    (a)$14.857
                                                        (b)$9.318     (b)$12.470    (b)$13.218    (b)$12.642    (b)$14.578
 Ending Number of AUs.................................. (a)113,289    (a)97,558     (a)91,670     (a)91,612     (a)84,400
                                                        (b)62,992     (b)55,322     (b)54,487     (b)48,231     (b)50,572

--------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$11.385    (a)$12.441    (a)$13.691    (a)$14.233    (a)$13.862
                                                        (b)$11.321    (b)$12.341    (b)$13.546    (b)$14.047    (b)$13.648
 Ending AUV............................................ (a)$12.441    (a)$13.691    (a)$14.233    (a)$13.862    (a)$14.400
                                                        (b)$12.341    (b)$13.546    (b)$14.047    (b)$13.648    (b)$14.141
 Ending Number of AUs.................................. (a)187,172    (a)212,707    (a)312,322    (a)310,489    (a)298,603
                                                        (b)103,832    (b)130,959    (b)146,551    (b)89,536     (b)86,330

--------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$10.301    (a)$11.679    (a)$14.260    (a)$14.812    (a)$14.347
                                                        (b)$10.236    (b)$11.577    (b)$14.099    (b)$14.608    (b)$14.114
 Ending AUV............................................ (a)$11.679    (a)$14.260    (a)$14.812    (a)$14.347    (a)$14.976
                                                        (b)$11.577    (b)$14.099    (b)$14.608    (b)$14.114    (b)$14.696
 Ending Number of AUs.................................. (a)19,248     (a)18,645     (a)24,284     (a)23,578     (a)34,575
                                                        (b)462        (b)27,111     (b)39,332     (b)48,049     (b)49,334

--------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$11.063    (a)$12.205    (a)$13.785    (a)$14.323    (a)$13.906
                                                        (b)$11.007    (b)$12.113    (b)$13.647    (b)$14.144    (b)$13.699
 Ending AUV............................................ (a)$12.205    (a)$13.785    (a)$14.323    (a)$13.906    (a)$14.492
                                                        (b)$12.113    (b)$13.647    (b)$14.144    (b)$13.699    (b)$14.240
 Ending Number of AUs.................................. (a)273,159    (a)299,445    (a)294,336    (a)288,436    (a)275,910
                                                        (b)132,049    (b)142,799    (b)154,264    (b)144,460    (b)135,607

--------------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$10.620    (a)$11.834    (a)$13.702    (a)$14.222    (a)$13.794
                                                        (b)$10.562    (b)$11.739    (b)$13.559    (b)$14.038    (b)$13.581
 Ending AUV............................................ (a)$11.834    (a)$13.702    (a)$14.222    (a)$13.794    (a)$14.386
                                                        (b)$11.739    (b)$13.559    (b)$14.038    (b)$13.581    (b)$14.129
 Ending Number of AUs.................................. (a)141,387    (a)142,855    (a)152,427    (a)166,201    (a)168,385
                                                        (b)43,915     (b)66,031     (b)70,000     (b)70,608     (b)79,976

--------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$11.234    (a)$12.837    (a)$18.002    (a)$19.722    (a)$19.998
                                                        (b)$11.149    (b)$12.708    (b)$17.776    (b)$19.427    (b)$19.649
 Ending AUV............................................ (a)$12.837    (a)$18.002    (a)$19.722    (a)$19.998    (a)$19.731
                                                        (b)$12.708    (b)$17.776    (b)$19.427    (b)$19.649    (b)$19.339
 Ending Number of AUs.................................. (a)45,591     (a)42,570     (a)47,302     (a)48,642     (a)58,710
                                                        (b)25,857     (b)22,397     (b)22,976     (b)23,856     (b)28,773

--------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$9.961     (a)$10.153    (a)$10.578    (a)$8.485     (a)$6.567
                                                        (b)$9.877     (b)$10.042    (b)$10.436    (b)$8.350     (b)$6.447
 Ending AUV............................................ (a)$10.153    (a)$10.578    (a)$8.485     (a)$6.567     (a)$8.404
                                                        (b)$10.042    (b)$10.436    (b)$8.350     (b)$6.447     (b)$8.229
 Ending Number of AUs.................................. (a)20,665     (a)22,562     (a)27,213     (a)35,828     (a)33,573
                                                        (b)7,297      (b)9,172      (b)10,660     (b)12,906     (b)14,327

--------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$8.297     (a)$9.577     (a)$9.234     (a)$11.799    (a)$11.829
                                                        (b)$8.240     (b)$9.488     (b)$9.125     (b)$11.631    (b)$11.632
 Ending AUV............................................ (a)$9.577     (a)$9.234     (a)$11.799    (a)$11.829    (a)$12.653
                                                        (b)$9.488     (b)$9.125     (b)$11.631    (b)$11.632    (b)$12.410
 Ending Number of AUs.................................. (a)149,240    (a)178,899    (a)144,160    (a)139,172    (a)137,209
                                                        (b)87,983     (b)104,436    (b)91,362     (b)86,195     (b)83,565

--------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11      12/31/12
============================================================ ============== ============= ============= =============
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A         (a)$11.305    (a)$11.425    (a)$11.955
                                                             (b)N/A         (b)$11.304    (b)$11.399    (b)$11.898
 Ending AUV................................................. (a)N/A         (a)$11.425    (a)$11.955    (a)$12.248
                                                             (b)N/A         (b)$11.399    (b)$11.898    (b)$12.159
 Ending Number of AUs....................................... (a)N/A         (a)66,712     (a)214,281    (a)296,057
                                                             (b)N/A         (b)27,059     (b)93,052     (b)135,401

-------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.466      (a)$9.759     (a)$10.592    (a)$10.189
                                                             (b)$7.462      (b)$9.711     (b)$10.513    (b)$10.088
 Ending AUV................................................. (a)$9.759      (a)$10.592    (a)$10.189    (a)$11.698
                                                             (b)$9.711      (b)$10.513    (b)$10.088    (b)$11.552
 Ending Number of AUs....................................... (a)14          (a)1,443      (a)3,570      (a)12,501
                                                             (b)0           (b)0          (b)3,349      (b)4,492

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.329      (a)$9.322     (a)$10.776    (a)$10.458
                                                             (b)$7.329      (b)$9.303     (b)$10.727    (b)$10.384
 Ending AUV................................................. (a)$9.322      (a)$10.776    (a)$10.458    (a)$11.455
                                                             (b)$9.303      (b)$10.727    (b)$10.384    (b)$11.347
 Ending Number of AUs....................................... (a)1,854       (a)8,499      (a)37,302     (a)49,716
                                                             (b)1,063       (b)7,433      (b)26,974     (b)33,935

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.461     (a)$12.237    (a)$12.813    (a)$13.419
                                                             (b)$11.462     (b)$12.214    (b)$12.756    (b)$13.327
 Ending AUV................................................. (a)$12.237     (a)$12.813    (a)$13.419    (a)$14.174
                                                             (b)$12.214     (b)$12.756    (b)$13.327    (b)$14.041
 Ending Number of AUs....................................... (a)25,751      (a)114,728    (a)366,855    (a)500,339
                                                             (b)6,326       (b)51,862     (b)173,849    (b)247,424

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.871      (a)$9.015     (a)$9.957     (a)$9.390
                                                             (b)$6.870      (b)$8.996     (b)$9.912     (b)$9.323
 Ending AUV................................................. (a)$9.015      (a)$9.957     (a)$9.390     (a)$10.421
                                                             (b)$8.996      (b)$9.912     (b)$9.323     (b)$10.321
 Ending Number of AUs....................................... (a)10,626      (a)45,331     (a)161,832    (a)206,697
                                                             (b)4,947       (b)31,105     (b)84,186     (b)106,964

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.651      (a)$9.724     (a)$10.646    (a)$10.282
                                                             (b)$7.649      (b)$9.702     (b)$10.595    (b)$10.207
 Ending AUV................................................. (a)$9.724      (a)$10.646    (a)$10.282    (a)$12.063
                                                             (b)$9.702      (b)$10.595    (b)$10.207    (b)$11.945
 Ending Number of AUs....................................... (a)4,160       (a)47,051     (a)167,366    (a)205,987
                                                             (b)2,440       (b)24,002     (b)84,625     (b)103,033

-------------------------------------------------------------



                                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR    FISCAL YEAR
                                                                 ENDED         ENDED         ENDED          ENDED
VARIABLE PORTFOLIOS                                             12/31/13      12/31/14      12/31/15       12/31/16
============================================================ ============= ============= ============= ===============
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$12.248    (a)$11.456    (a)$11.493    (a)$11.191
                                                             (b)$12.159    (b)$11.345    (b)$11.353    (b)$11.027
 Ending AUV................................................. (a)$11.456    (a)$11.493    (a)$11.191    (a)$11.455
                                                             (b)$11.345    (b)$11.353    (b)$11.027    (b)$11.259
 Ending Number of AUs....................................... (a)376,332    (a)436,487    (a)487,477    (a)581,276
                                                             (b)179,700    (b)186,612    (b)198,792    (b)205,624

-------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.698    (a)$15.831    (a)$17.796    (a)$19.495
                                                             (b)$11.552    (b)$15.595    (b)$17.487    (b)$19.109
 Ending AUV................................................. (a)$15.831    (a)$17.796    (a)$19.495    (a)$19.736
                                                             (b)$15.595    (b)$17.487    (b)$19.109    (b)$19.297
 Ending Number of AUs....................................... (a)13,680     (a)13,098     (a)17,194     (a)28,422
                                                             (b)5,555      (b)7,239      (b)7,703      (b)8,604

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A        (a)$11.336
                                                             (b)N/A        (b)N/A        (b)N/A        (b)$11.234
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A        (a)21,911
                                                             (b)N/A        (b)N/A        (b)N/A        (b)5,323

-------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A        (a)$10.398
                                                             (b)N/A        (b)N/A        (b)N/A        (b)$10.359
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A        (a)2,641,586
                                                             (b)N/A        (b)N/A        (b)N/A        (b)40,434

-------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.455    (a)$15.194    (a)$16.640    (a)$16.429
                                                             (b)$11.347    (b)$15.012    (b)$16.401    (b)$16.151
 Ending AUV................................................. (a)$15.194    (a)$16.640    (a)$16.429    (a)$15.942
                                                             (b)$15.012    (b)$16.401    (b)$16.151    (b)$15.634
 Ending Number of AUs....................................... (a)47,422     (a)47,989     (a)47,844     (a)53,480
                                                             (b)31,665     (b)31,084     (b)31,631     (b)35,257

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$14.174    (a)$13.455    (a)$13.886    (a)$13.656
                                                             (b)$14.041    (b)$13.296    (b)$13.687    (b)$13.427
 Ending AUV................................................. (a)$13.455    (a)$13.886    (a)$13.656    (a)$13.900
                                                             (b)$13.296    (b)$13.687    (b)$13.427    (b)$13.633
 Ending Number of AUs....................................... (a)659,087    (a)721,954    (a)731,937    (a)952,560
                                                             (b)332,163    (b)339,617    (b)335,545    (b)389,099

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.421    (a)$13.717    (a)$14.416    (a)$14.380
                                                             (b)$10.321    (b)$13.552    (b)$14.207    (b)$14.137
 Ending AUV................................................. (a)$13.717    (a)$14.416    (a)$14.380    (a)$16.226
                                                             (b)$13.552    (b)$14.207    (b)$14.137    (b)$15.912
 Ending Number of AUs....................................... (a)194,334    (a)208,546    (a)199,496    (a)205,957
                                                             (b)101,748    (b)104,276    (b)109,087    (b)108,280

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.063    (a)$15.657    (a)$17.093    (a)$16.867
                                                             (b)$11.945    (b)$15.465    (b)$16.841    (b)$16.577
 Ending AUV................................................. (a)$15.657    (a)$17.093    (a)$16.867    (a)$18.042
                                                             (b)$15.465    (b)$16.841    (b)$16.577    (b)$17.688
 Ending Number of AUs....................................... (a)192,843    (a)188,748    (a)188,093    (a)208,650
                                                             (b)95,220     (b)91,651     (b)95,058     (b)101,445

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR     FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED           ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11       12/31/12
============================================================ ============== ============= ============= ================
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.244      (a)$9.757     (a)$10.571    (a)$10.609
                                                             (b)$8.245      (b)$9.738     (b)$10.525    (b)$10.536
 Ending AUV................................................. (a)$9.757      (a)$10.571    (a)$10.609    (a)$11.628
                                                             (b)$9.738      (b)$10.525    (b)$10.536    (b)$11.519
 Ending Number of AUs....................................... (a)12          (a)9,987      (a)28,624     (a)38,719
                                                             (b)1,739       (b)5,350      (b)10,217     (b)14,415

-------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.372      (a)$9.864     (a)$12.222    (a)$11.073
                                                             (b)$7.373      (b)$9.844     (b)$12.167    (b)$10.995
 Ending AUV................................................. (a)$9.864      (a)$12.222    (a)$11.073    (a)$12.930
                                                             (b)$9.844      (b)$12.167    (b)$10.995    (b)$12.807
 Ending Number of AUs....................................... (a)4,941       (a)45,875     (a)177,083    (a)210,448
                                                             (b)2,907       (b)25,746     (b)93,507     (b)113,827

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.695      (a)$8.532     (a)$10.652    (a)$10.150
                                                             (b)$6.692      (b)$8.510     (b)$10.599    (b)$10.074
 Ending AUV................................................. (a)$8.532      (a)$10.652    (a)$10.150    (a)$11.779
                                                             (b)$8.510      (b)$10.599    (b)$10.074    (b)$11.662
 Ending Number of AUs....................................... (a)2,407       (a)26,158     (a)104,272    (a)120,729
                                                             (b)1,374       (b)16,185     (b)58,182     (b)68,452

-------------------------------------------------------------
STRATEGIC MULTI-ASSET - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)$9.999
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$9.999
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)$10.540
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$10.516
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)3,430,969
                                                             (b)N/A         (b)N/A        (b)N/A        (b)1,737,331

-------------------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)$9.999
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$9.999
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)$10.426
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$10.415
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)237,739
                                                             (b)N/A         (b)N/A        (b)N/A        (b)161,296

-------------------------------------------------------------



                                                                FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                                   ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                               12/31/13          12/31/14          12/31/15
============================================================ ================= ================= =================
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.628        (a)$13.626        (a)$14.550
                                                             (b)$11.519        (b)$13.464        (b)$14.341
 Ending AUV................................................. (a)$13.626        (a)$14.550        (a)$14.260
                                                             (b)$13.464        (b)$14.341        (b)$14.021
 Ending Number of AUs....................................... (a)37,874         (a)39,033         (a)48,820
                                                             (b)14,059         (b)18,509         (b)28,929

-------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.930        (a)$17.544        (a)$18.852
                                                             (b)$12.807        (b)$17.334        (b)$18.580
 Ending AUV................................................. (a)$17.544        (a)$18.852        (a)$17.478
                                                             (b)$17.334        (b)$18.580        (b)$17.183
 Ending Number of AUs....................................... (a)184,326        (a)178,074        (a)181,686
                                                             (b)110,557        (b)111,794        (b)120,468

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.779        (a)$15.702        (a)$15.463
                                                             (b)$11.662        (b)$15.506        (b)$15.233
 Ending AUV................................................. (a)$15.702        (a)$15.463        (a)$14.091
                                                             (b)$15.506        (b)$15.233        (b)$13.846
 Ending Number of AUs....................................... (a)105,964        (a)110,428        (a)116,879
                                                             (b)60,244         (b)60,940         (b)66,111

-------------------------------------------------------------
STRATEGIC MULTI-ASSET - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)$10.540        (a)$12.187        (a)$12.550
                                                             (b)$10.516        (b)$12.129        (b)$12.458
 Ending AUV................................................. (a)$12.187        (a)$12.550        (a)$11.749
                                                             (b)$12.129        (b)$12.458        (b)$11.634
 Ending Number of AUs....................................... (a)10,161,109     (a)19,798,493     (a)28,739,140
                                                             (b)4,753,288      (b)7,191,559      (b)9,597,631

-------------------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)$10.426        (a)$12.098        (a)$12.456
                                                             (b)$10.415        (b)$12.055        (b)$12.381
 Ending AUV................................................. (a)$12.098        (a)$12.456        (a)$11.629
                                                             (b)$12.055        (b)$12.381        (b)$11.530
 Ending Number of AUs....................................... (a)4,646,920      (a)12,903,833     (a)20,141,779
                                                             (b)1,360,629      (b)3,480,818      (b)4,919,044

-------------------------------------------------------------



                                                                FISCAL YEAR
                                                                   ENDED
VARIABLE PORTFOLIOS                                              12/31/16
============================================================ ================
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$14.260
                                                             (b)$14.021
 Ending AUV................................................. (a)$15.315
                                                             (b)$15.021
 Ending Number of AUs....................................... (a)63,525
                                                             (b)41,801

-------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A
                                                             (b)N/A
 Ending AUV................................................. (a)$10.844
                                                             (b)$10.804
 Ending Number of AUs....................................... (a)2,159,352
                                                             (b)6,248

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A
                                                             (b)N/A
 Ending AUV................................................. (a)$10.588
                                                             (b)$10.548
 Ending Number of AUs....................................... (a)3,390,246
                                                             (b)3,239

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$17.478
                                                             (b)$17.183
 Ending AUV................................................. (a)$21.506
                                                             (b)$21.090
 Ending Number of AUs....................................... (a)172,040
                                                             (b)111,541

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$14.091
                                                             (b)$13.846
 Ending AUV................................................. (a)$18.159
                                                             (b)$17.799
 Ending Number of AUs....................................... (a)102,601
                                                             (b)57,211

-------------------------------------------------------------
STRATEGIC MULTI-ASSET - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A
                                                             (b)N/A
 Ending AUV................................................. (a)$9.848
                                                             (b)$9.848
 Ending Number of AUs....................................... (a)694
                                                             (b)694

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)$11.749
                                                             (b)$11.634
 Ending AUV................................................. (a)$12.121
                                                             (b)$9.350
 Ending Number of AUs....................................... (a)30,738,285
                                                             (b)5,499

-------------------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)$11.629
                                                             (b)$11.530
 Ending AUV................................................. (a)$12.070
                                                             (b)$11.938
 Ending Number of AUs....................................... (a)20,818,730
                                                             (b)5,149,976

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11      12/31/12
============================================================ ============== ============= ============= =============
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.007      (a)$9.129     (a)$10.810    (a)$10.071
                                                             (b)$7.006      (b)$9.109     (b)$10.759    (b)$9.998
 Ending AUV................................................. (a)$9.129      (a)$10.810    (a)$10.071    (a)$10.686
                                                             (b)$9.109      (b)$10.759    (b)$9.998     (b)$10.583
 Ending Number of AUs....................................... (a)15          (a)150        (a)1,608      (a)2,799
                                                             (b)0           (b)407        (b)1,273      (b)1,844

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.961      (a)$10.652    (a)$11.913    (a)$12.464
                                                             (b)$7.956      (b)$10.565    (b)$11.784    (b)$12.299
 Ending AUV................................................. (a)$10.652     (a)$11.913    (a)$12.464    (a)$13.927
                                                             (b)$10.565     (b)$11.784    (b)$12.299    (b)$13.707
 Ending Number of AUs....................................... (a)13          (a)2,370      (a)2,136      (a)11,552
                                                             (b)0           (b)440        (b)1,175      (b)6,069

-------------------------------------------------------------
ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.245     (a)$10.152    (a)$9.972     (a)$9.792
                                                             (b)$10.248     (b)$10.126    (b)$9.922     (b)$9.718
 Ending AUV................................................. (a)$10.152     (a)$9.972     (a)$9.792     (a)$9.617
                                                             (b)$10.126     (b)$9.922     (b)$9.718     (b)$9.521
 Ending Number of AUs....................................... (a)235         (a)234        (a)0          (a)3,322
                                                             (b)0           (b)9,962      (b)0          (b)30,637

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)$10.000
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$9.999
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)$10.062
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$10.082
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)3,129
                                                             (b)N/A         (b)N/A        (b)N/A        (b)0

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (b)N/A         (b)N/A        (b)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (b)N/A         (b)N/A        (b)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------



                                                              FISCAL YEAR   FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                 ENDED         ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                             12/31/13      12/31/14       12/31/15         12/31/16
============================================================ ============= ============= ================ ===============
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.686    (a)$13.246    (a)$16.282       (a)$17.648
                                                             (b)$10.583    (b)$13.085    (b)$16.044       (b)$17.347
 Ending AUV................................................. (a)$13.246    (a)$16.282    (a)$17.648       (a)$20.302
                                                             (b)$13.085    (b)$16.044    (b)$17.347       (b)$19.905
 Ending Number of AUs....................................... (a)2,801      (a)4,220      (a)6,584         (a)12,699
                                                             (b)4,030      (b)8,927      (b)14,924        (b)17,198

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.927    (a)$16.452    (a)$18.222       (a)$15.782
                                                             (b)$13.707    (b)$16.152    (b)$17.846       (b)$15.418
 Ending AUV................................................. (a)$16.452    (a)$18.222    (a)$15.782       (a)$17.182
                                                             (b)$16.152    (b)$17.846    (b)$15.418       (b)$16.743
 Ending Number of AUs....................................... (a)11,230     (a)10,416     (a)14,652        (a)17,505
                                                             (b)5,553      (b)7,888      (b)5,721         (b)5,701

-------------------------------------------------------------
ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.617     (a)$9.445     (a)$9.274        (a)$9.112
                                                             (b)$9.521     (b)$9.327     (b)$9.135        (b)$8.953
 Ending AUV................................................. (a)$9.445     (a)$9.274     (a)$9.112        (a)$8.964
                                                             (b)$9.327     (b)$9.135     (b)$8.953        (b)$8.786
 Ending Number of AUs....................................... (a)14,561     (a)94,767     (a)207,284       (a)432,456
                                                             (b)15,092     (b)15,651     (b)58,298        (b)96,275

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)$10.062    (a)$11.936    (a)$12.099       (a)$11.781
                                                             (b)$10.082    (b)$11.929    (b)$12.062       (b)$11.716
 Ending AUV................................................. (a)$11.936    (a)$12.099    (a)$11.781       (a)$12.443
                                                             (b)$11.929    (b)$12.062    (b)$11.716       (b)$10.007
 Ending Number of AUs....................................... (a)222,123    (a)670,425    (a)2,617,149     (a)5,126,729
                                                             (b)40,521     (b)159,139    (b)517,345       (b)6,763

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A        (a)$10.834    (a)$11.360       (a)$10.784
                                                             (b)N/A        (b)$10.816    (b)$11.313       (b)$10.713
 Ending AUV................................................. (a)$10.834    (a)$11.360    (a)$10.784       (a)$11.367
                                                             (b)$10.816    (b)$11.313    (b)$10.713       (b)$9.727
 Ending Number of AUs....................................... (a)117,827    (a)616,138    (a)2,334,274     (a)4,694,303
                                                             (b)37,791     (b)155,717    (b)417,809       (b)3,520

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A        (a)$11.021    (a)$11.776       (a)$11.360
                                                             (b)N/A        (b)$11.002    (b)$11.727       (b)$11.284
 Ending AUV................................................. (a)$11.021    (a)$11.776    (a)$11.360       (a)$12.318
                                                             (b)$11.002    (b)$11.727    (b)$11.284       (b)$10.287
 Ending Number of AUs....................................... (a)137,337    (a)608,738    (a)2,888,634     (a)4,563,131
                                                             (b)45,998     (b)168,801    (b)627,348       (b)37,543

-------------------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2017, please see Appendix G for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

The following details the Contract Value, Return of Purchase Payment and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date. Continuation Purchase Payments will not be accepted on or after the first contract anniversary if a Living Benefit was elected.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED A LIVING BENEFIT FEATURE.


CONTRACT VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

The Contract Value death benefit, included in the contract for no additional fee, will be equal to the contract value on the business day during which we receive all required documentation.

The Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit, if elected, are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.


RETURN OF PURCHASE PAYMENT AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


A. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the


                                      B-1



              contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


B. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                      B-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS,

            POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

POLARIS INCOME PLUS DAILY FEE


                                                                   MAXIMUM
                                                                  ANNUALIZED
                                                                   FEE RATE
                                                                 DECREASED OR
                                                                   INCREASE
                           INITIAL      MAXIMUM      MINIMUM         EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE       QUARTER*
 Once Covered Person        1.25%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons        1.45%        2.70%        0.60%      (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


The example below will assume the election of Polaris Income Plus for one Covered Person with the Initial Annual Fee Rate of 1.10%. THE STEPS OF CALCULATIONS OF THE FEE RATES ARE THE SAME FOR ALL FEATURES, EXCEPT THE INITIAL ANNUAL FEE RATES. Please see the tables above for the Initial Annual Fee Rate per feature and number of Covered Person(s).



EXAMPLE

ASSUMPTIONS:

     o     POLARIS INCOME PLUS FOR ONE COVERED PERSON WAS ELECTED

     o     THE AVERAGE VALUE OF THE VIX ARE AS DISPLAYED FROM THE TABLE BELOW:


               AVERAGE     CALCULATED
  BENEFIT     VALUE OF      FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX         VALUE*      FEE RATE     FEE RATE**
     1st       24.82          N/A         1.10%        0.2750%
     2nd       21.49          N/A         1.10%        0.2750%
     3rd       24.16          N/A         1.10%        0.2750%
     4th       19.44          N/A         1.10%        0.2750%
     5th       16.88         0.94%        0.94%        0.2350%

* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

The Annual Fee Rates and Quarter Fee Rates are calculated as follows:

IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.


                                      C-1



The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, THE ASSUMED AVERAGE VALUE OF THE VIX ARE AS DISPLAYED FROM THE TABLE BELOW:


               AVERAGE
                VALUE     CALCULATED
  BENEFIT        OF        FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX        VALUE       FEE RATE     FEE RATE
     6th       20.00        1.10%        1.10%       0.2750%
     7th       25.57        1.38%        1.35%       0.3375%
     8th       30.22        1.61%        1.60%       0.4000%
     9th       26.02        1.40%        1.40%       0.3500%
     10th      22.83        1.24%        1.24%       0.3100%
     11th      19.88        1.09%        1.09%       0.2725%
     12th      20.60        1.13%        1.13%       0.2825%
     13th      14.44        0.82%        0.88%       0.2200%
     14th      13.41        0.77%        0.77%       0.1925%
     15th       9.11        0.56%        0.60%       0.1500%
     16th      16.30        0.92%        0.85%       0.2125%

The Annual Fee Rates and Quarter Fee Rates are calculated as follows:

IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.38% - 1.10% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

1.10% + [0.05% x (14.44 - 20)]

1.10% + [0.05% x (-5.56)]

1.10% + (-0.00278) = 0.82% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

1.10% + [0.05% x (9.11 - 20)]

1.10% + [0.05% x (-10.89)]

1.10% + (-0.005445) = 0.56% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX. If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.


                                      C-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate how increases to the Income Base and withdrawals taken from the contract affect the values and benefits of the currently offered Living Benefits. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.

Examples 1 through 5 below assume election of Polaris Income Plus Income Option 1 (one Covered Person). Examples 6 through 10 below assume election of Polaris Income Plus Daily Option 1 (one Covered Person).


EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.0%


                                                                           MAXIMUM
                            PURCHASE                            INCOME      ANNUAL
                            PAYMENTS   CONTRACT     INCOME      CREDIT    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,000

     o     Income Base = Initial Purchase Payment = $100,000

     o     Income Credit Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6.0% = $6,000


EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000.

     o     No withdrawals taken in the first 3 contract years


                                                                                                    MAXIMUM
                            PURCHASE    ASSUMED                               INCOME                 ANNUAL
                             PAYMENT   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
  Benefit Effective Date   $100,000   $100,000        --       $100,000    $100,000       --      $ 6,000
          Year 1           $150,000   $245,000        --       $250,000    $250,000       --      $15,000
       1st Anniversary        --      $270,000   $270,000      $270,000    $270,000    $15,000    $16,200
       2nd Anniversary        --      $287,000   $287,000      $287,000    $287,000    $16,200    $17,220
       3rd Anniversary        --      $310,000   $310,000      $310,000    $310,000    $17,220    $18,600

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000 =
              $250,000)

The values of the feature are impacted by adding subsequent Purchase Payments as follows:

     o The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to
              $15,000 ($250,000 x 6.0%).

The values of the feature are impacted by attaining the Highest Anniversary Values as follows:

     o The Income Base and Income Credit Base are increased to the Highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the new Income Base.


                                      D-1

           o On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000 Income Credit); and the MAWA was increased to $16,200 ($270,000 x 6.0%).

           o On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $270,000 + $16,200 Income Credit); and the MAWA was increased to $17,220 ($287,000 x 6.0%).

           o On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($310,000 is greater than $287,000 + $17,220 Income Credit) and the MAWA was increased to $18,600 ($310,000 x 6.0%).


EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS (UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     o Withdrawals of 5% of Income Base taken in the fourth and fifth contract years.


                                                                                                 MAXIMUM
                                     ASSUMED                               INCOME                 ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
     VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
    3rd Anniversary       --       $310,000   $310,000      $310,000    $310,000    $17,220    $18,600
        Year 4        $15,500      $312,000        --       $310,000    $310,000       --      $18,600
    4th Anniversary       --       $311,000   $311,000      $313,100    $310,000    $ 3,100    $18,786
        Year 5        $15,655      $302,000        --       $313,100    $310,000       --      $18,786
    5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $ 3,100    $18,792

     o     In year 4, $15,500 was withdrawn ($310,000 x 5%).

     o     In year 5, $15,655 was withdrawn ($313,100 x 5%).

The values of the feature are impacted by withdrawals taken as follows:

     o The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than the Maximum Annual Withdrawal Amount ("MAWA")

           o In year 4, $15,500 was withdrawn and is less than the MAWA of $18,600.

           o In year 5, $15,655 was withdrawn and is less than the MAWA of $18,786.

     o The Income Credit Percentage used to determine the amount of the Income Credit added on the 4th and 5th anniversaries were reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage)

Income Credit = $3,100 ($310,000 Income Credit Base x 1% Income Credit
                                  Percentage)

NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments received prior to the first contract anniversary, and when the Income Base is increased to the Highest Anniversary Value (as shown in Example 2 above).


                                      D-2

EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.


                                                                                               MAXIMUM
                                     ASSUMED                               INCOME               ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT    INCOME   WITHDRAWAL
     VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE     CREDIT     AMOUNT
    5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $3,100   $18,792
        Year 6        $25,296      $280,000        --       $309,014    $302,955      --     $18,541
    6th Anniversary       --       $290,000   $290,000      $309,014    $302,955    $    0   $18,541
        Year 7        $24,721      $260,000        --       $301,979    $296,058      --     $18,119
    7th Anniversary       --       $230,000   $230,000      $301,979    $296,058    $    0   $18,119

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA:

           o In year 6, the reduction proportion is 2.2725% ([$25,296 - $18,792] / [$305,000 - $18,792]); the reduced Income Base is
              $309,014 ($316,200 x [1 - 2.2725%]); and the reduced Income
              Credit Base is $302,955 ($310,000 x [1 - 2.2725%]).

           o In year 7, the reduction proportion is 2.2766% ([$24,721 - $18,541] / [$290,000 - $18,541]); the reduced Income Base is
              $301,979 ($309,014 x [1 - 2.2766%]); and the reduced Income
              Credit Base is $296,058 ($302,955 x [1 - 2.2766%]).

     o The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.

     o     The MAWA is recalculated based on the reduced Income Base.


EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Contract values as shown below and reduced to $0 in Year 11 due to market conditions.

     o     No withdrawals taken after the seventh contract year.


                                                                                     MAXIMUM
                        ASSUMED                               INCOME                 ANNUAL     PROTECTED
                       CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL    INCOME
     VALUES AS OF        VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT      PAYMENT
    7th Anniversary   $230,000   $230,000      $301,979    $296,058    $     0    $18,119          --
    8th Anniversary   $150,000   $150,000      $319,742    $296,058    $17,763    $19,185          --
    9th Anniversary   $100,000   $100,000      $337,505    $296,058    $17,763    $20,250          --
   10th Anniversary   $ 50,000   $ 50,000      $355,268    $296,058    $17,763    $21,316          --
       Year 11        $      0   $      0      $355,268    $296,058       --      $21,316          --
   11th Anniversary   $      0   $      0      $355,268    $296,058       --          --       $14,211

     o The Protected Income Payment of $14,211 ($355,268 x 4%) will be paid for the lifetime of the Covered Person.

Examples 6-10 assume election of Polaris Income Plus Daily Option 1 (one Covered Person) on or after May 1, 2017.


EXAMPLE 6: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

                                      D-3

     o     Maximum Annual Withdrawal Percentage = 6.0%


                                                                           MAXIMUM
                            PURCHASE               MINIMUM                  ANNUAL
                            PAYMENTS   CONTRACT     INCOME      INCOME    WITHDRAWAL
        VALUE AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,000


     o     Minimum Income Base = Income Base = Initial Purchase Payment =
           $100,000


     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6% = $6,000


EXAMPLE 7: IMPACT OF INCREASE IN INCOME BASE DUE TO DAILY STEP-UP VALUES, ADDING SUBSEQUENT PURCHASE PAYMENTS, AND MINIMUM INCOME BASE AT CONTRACT ANNIVERSARIES

The values shown below are based on the assumptions stated in Example 6 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000

     o     No withdrawals taken in the first 3 contract years


                                                                                       MAXIMUM
                            PURCHASE    ASSUMED                MINIMUM                  ANNUAL
                             PAYMENT   CONTRACT    STEP-UP      INCOME      INCOME    WITHDRAWAL
           AS OF            INVESTED     VALUE      VALUE        BASE        BASE       AMOUNT
  Benefit Effective Date   $100,000   $100,000       -       $100,000    $100,000    $ 6,000
       Year 1 - Day 25         -      $102,000   $102,000    $100,000    $102,000    $ 6,120
      Year 1 - Day 105         -      $105,000   $105,000    $100,000    $105,000    $ 6,300
      Year 1 - Day 200     $150,000   $252,000   $252,000    $250,000    $255,000    $15,300
      Year 1 - Day 300         -      $260,000   $260,000    $250,000    $260,000    $15,600
       1st Anniversary         -      $261,000   $261,000    $262,500    $262,500    $15,750
      Year 2 - Day 180         -      $275,000   $275,000    $262,500    $275,000    $16,500
      Year 2 - Day 250         -      $280,000   $280,000    $262,500    $280,000    $16,800
       2nd Anniversary         -      $279,000       -       $275,000    $280,000    $16,800
       Year 3 - Day 45         -      $290,000   $290,000    $275,000    $290,000    $17,400
      Year 3- Day 275          -      $300,000   $300,000    $275,000    $300,000    $18,000
       3rd Anniversary         -      $310,000   $310,000    $287,500    $310,000    $18,600

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000)

  The values of the feature are impacted by attaining the daily Step-up Values, adding subsequent Purchase Payments, and comparing to the Minimum Income Base at contract anniversaries when no withdrawals have been taken as follows:

     o If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 1 - day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $6,120 ($102,000 x 6%).

           o In year 1 - day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $6,300 ($105,000 x 6%).

     o The Income Base and the Maximum Annual Withdrawal Amount (MAWA) are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1 - day 200, the Minimum Income Base was increased to $250,000 ($100,000 + $150,000), the Income Base was increased to
              $255,000 ($105,000 + $150,000 subsequent Purchase Payment) and the MAWA was increased to $15,300 ($255,000 x 6%).

     o While no withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base. At contract anniversaries, the Income Base can also step up to the Minimum Income Base if the Minimum Income Base is greater than the current Income Base.


                                      D-4

           o In year 1 - day 300, the Income Base was increased to the Step-up Value of $260,000 (Contract Value $260,000 is greater than the current Income Base $255,000) and the MAWA was increased to $15,600 ($260,000 x 6%).

           o On the first contract anniversary, the Income Base was increased to the Minimum Income Base of $262,500 ($250,000 x 105%, Minimum Income Base $262,500 is greater than both Step-Up Value $261,000 and current Income Base $260,000) and the MAWA was increased to $15,750 ($262,500 x 6%).

           o In year 2 - day 180, the Income Base was increased to the Step-up Value of $275,000 (Contract Value $275,000 is greater than the current Income Base $262,500) and the MAWA was increased to $16,500 ($275,000 x 6%).

           o In year 2 - day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $275,000) and the MAWA was increased to $16,800 ($280,000 x 6%).

           o On the second contract anniversary, the Income Base remained unchanged at $280,000 (current Income Base $280,000 is greater than Minimum Income Base $275,000 ($250,000 x 110%)) and the MAWA also remained unchanged at $16,800.

           o In year 3 - day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $17,400 ($290,000 x 6%).

           o In year 3 - day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 is greater the current Income Base $290,000) and the MAWA was increased to $18,000 ($300,000 x 6%).

           o On the third contract anniversary, the Income Base was increased to the Step-up Value of $310,000 (Contract Value $310,000 is greater than both current Income Base $300,000 and Minimum Income Base $287,500 ($250,000 x 115%) and the MAWA was increased to $18,600 ($310,000 x 6%).


EXAMPLE 8: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT

The values shown below are based on the assumptions stated in the Examples 6 and 7 above, in addition to the following:

     o Withdrawals less than or equal MAWA are taken in the fourth and fifth contract years.


                                                                                    MAXIMUM
                        ASSUMED                             MINIMUM                  ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE        BASE       AMOUNT
     Year 4 - Day 1   $310,000        -       $310,000    $287,500    $310,000    $18,600
    Year 4 - Day 65   $315,000        -       $315,000    $287,500    $315,000    $18,900
    Year 4 - Day 92   $312,000   $10,000          -           -       $315,000    $18,900
   Year 4 - Day 350   $320,000        -       $320,000        -       $315,000    $18,900
    4th Anniversary   $311,000        -           -           -       $320,000    $19,200
    Year 5 - Day 75   $325,000        -       $325,000        -       $320,000    $19,200
    Year 5 - Day 80   $322,000   $19,200          -           -       $320,000    $19,200
    5th Anniversary   $317,000        -           -           -       $325,000    $19,500
   Year 6 - Day 155   $330,000        -       $330,000        -       $325,000    $19,500
    6th Anniversary   $329,000        -           -           -       $330,000    $19,800

     o     In year 4, $10,000, an amount less than MAWA was withdrawn.

     o     In year 5, $19,200, an amount equal to MAWA was withdrawn.

The values of the feature are impacted prior to and after the withdrawals are taken as follows:

     o Prior to any withdrawals, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 4 - day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $18,900 ($315,000 x 6%).

           o In year 4 - day 92, $10,000 was withdrawn and is less than the MAWA of $18,900. The Income Base ($315,000) and the MAWA ($18,900) remained unchanged.

     o After the first withdrawal has been taken, the Minimum Income Base is no longer available and the Income Base is not increased until the next anniversary date, looking back at the Step-up Values after the first withdrawal.

           o In year 4 - day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($18,900) remained unchanged.


                                      D-5

           o On the 4th anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the withdrawal and the 4th anniversary date, and the MAWA was increased to $19,200 ($320,000 x 6%).

     o Past the first anniversary date after the first withdrawal has been taken, the Income Base is not increased until the next anniversary date, looking back at the Step-up Values in the immediately preceding contract year.

           o In year 5 - day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($19,200) remained unchanged.

           o In year 5 - day 80, $19,200 was withdrawn and is equal to the MAWA of $19,200. The Income Base ($320,000) and the MAWA ($19,200) remained unchanged.

           o On the 5th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $19,500 ($325,000 x 6%).

           o In year 6 - day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($19,500) remained unchanged.

           o On the 6th anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $19,800 ($330,000 x 6%).


EXAMPLE 9: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in the Examples 6, 7 and 8 above, in addition to the following:

     o Withdrawal of 8% of Income Base taken in the sixth and seventh contract years.


                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE       AMOUNT
    6th Anniversary   $329,000        -           -       $330,000    $19,800
    Year 7 - Day 37   $321,000   $26,400          -       $322,769    $19,366
   Year 7 - Day 362   $323,000        -       $323,000    $322,769    $19,366
    7th Anniversary   $317,000        -           -       $323,000    $19,380
    Year 8 - Day 46   $307,000   $25,840          -       $315,745    $18,945
    8th Anniversary   $270,000        -           -       $315,745    $18,945

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (MAWA) as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

           o  In year 7 - day 37, the reduction proportion is 2.1912% ([$26,400
              - $19,800] / [$321,000 - $19,800]); the reduced Income Base is
              $322,769 ($330,000 x [1 - 2.1912%]) and the reduced MAWA is
              $19,366 ($322,769 x 6%).

           o In year 7 - day 362, there was a Step-up Value of $323,000, but the Income Base ($322,769) and the MAWA ($19,366) remained unchanged.

           o On the 7th anniversary date, the Income Base was increased to the Step-up Value $323,000 that had occurred after the excess withdrawal, and the MAWA was increased to $19,380 ($323,000 x 6%).

           o  In year 8 - day 46, the reduction proportion is 2.2460% ([$25,840
              - $19,380] / [$307,000 - $19,380]); the reduced Income Base is
              $315,745 ($323,000 x [1 - 2.2460%]); and the reduced MAWA is
              $18,945 ($315,745 x 6%).


EXAMPLE 10: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 6, 7, 8 and 9 above, in addition to the following:

     o Contract value as shown and reduced to $0 in Year 12 due to market conditions.

     o     MAWA withdrawals were taken every year.

                                      D-6

     o     There were no Step-up Values after the 8th anniversary date.


                                                                       MAXIMUM
                        ASSUMED                                        ANNUAL     PROTECTED
                       CONTRACT   WITHDRAWAL   STEP-UP     INCOME    WITHDRAWAL    INCOME
     VALUE AS OF         VALUE       TAKEN      VALUE       BASE       AMOUNT      PAYMENT
    8th Anniversary   $270,000        -          -      $315,745    $18,945          -
    9th Anniversary   $150,000   $18,945         -      $315,745    $18,945          -
   10th Anniversary   $100,000   $18,945         -      $315,745    $18,945          -
   11th Anniversary   $ 50,000   $18,945         -      $315,745    $18,945          -
   Year 12 - Day 81   $      0   $18,945         -      $315,745    $18,945          -
   12th Anniversary   $      0   $     0         -      $315,745         -       $12,630

     o The Protected Income Payment of $12,630 ($315,745 x 4%) will be paid for the lifetime of the Covered Person.

                                      D-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




       PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                       ISSUE STATE
Administration Charge              Contract Maintenance Fee is $30.                             New Mexico
Administration Charge              Charge will be deducted pro-rata from Variable Portfolios    New York
                                     only.                                                      Oregon
                                                                                                Texas
                                                                                                Washington
Annuity Date                       You may switch to the Income Phase any time after your       Florida
                                     first contract anniversary.
Annuity Date                       You may begin the Income Phase any time 13 or more months    New York
                                     after contract issue.
Cancellation of Living Benefit     Amounts allocated to the Secure Value Account will be        Washington
                                     automatically transferred to the Goldman
                                   Sachs VIT Government Money Market Fund or similar money
                                     market portfolio.
Early Access                       The Early Access Feature is not available for contracts      Maryland
                                     purchase on or after September 2, 2016.
Free Look                          If you are age 65 or older on the contract issue date, the   Arizona
                                     Free Look period is 30 days.
Free Look                          If you are age 60 or older on the contract issue date, the   California
                                     Free Look period is 30 days. If you
                                   invest in the Fixed Account, the Free Look amount is
                                     calculated as the Purchase Payments paid. If
                                   you invest in Variable Portfolio(s), the Free Look amount
                                     is calculated as the greater of (1)
                                   Purchase Payments or (2) the value of your contract plus
                                     any fees paid on the day we received
                                   your request in Good Order at the Annuity Service Center.
Free Look                          The Free Look period is 21 days and the amount is            Florida
                                     calculated as the value of your contract plus
                                   fees and charges on the day we receive your request in Good
                                     Order at the Annuity Service Center.
Free Look                          The Free Look period is 20 days.                             Idaho
                                                                                                North Dakota
                                                                                                Rhode Island
                                                                                                Texas
Free Look                          The Free Look amount is calculated as the value of your      Michigan
                                     contract plus fees and charges on the day
                                   we received your request in Good Order at the Annuity        Minnesota
                                     Service Center.                                            Missouri
                                                                                                Texas
Free Look                          The Free Look amount is calculated as the greater of (1)     Arkansas
                                     Purchase Payments including fees and
                                   charges or (2) the value of your contract on the day we      New York
                                     receive your request in Good Order at the
                                   Annuity Service Center.
Joint Ownership                    Benefits and Features to be made available to Domestic       California
                                     Partners.                                                  District of Columbia
                                                                                                Maine
                                                                                                Nevada
                                                                                                Oregon
                                                                                                Washington
                                                                                                Wisconsin
Joint Ownership                    Benefits and Features to be made available to Civil Union    California
                                     Partners.                                                  Colorado
                                                                                                Hawaii
                                                                                                Illinois
                                                                                                New Jersey
                                                                                                Rhode Island
Minimum Contract Value             The minimum remaining contract value after a partial         Texas
                                     withdrawal must be $2,000.
Nursing Home Waiver                The Nursing Home Waiver is not available for contracts       California
                                     purchased on or after May 1, 2014.
Nursing Home Waiver                The Nursing Home Waiver is not available for contracts       Connecticut
                                     purchased on or after February 6, 2017.                    Massachusetts
                                                                                                Pennsylvania
Nursing Home Waiver                The Nursing Home Waiver is not available for contracts       Missouri
                                     issued on or after May 1, 2017.
Polaris Income Plus Daily (only)   Charge will be deducted pro-rata from Variable Portfolios    Hawaii
                                     only.                                                      Missouri*

                                                                                                New York

                                                                                                Oregon
                                                                                                Texas
                                                                                                Washington
                                   * for contracts issued on or after January 23, 2017
Polaris Income Builder             Charge will be deducted pro-rata from Variable Portfolios    Missouri*
                                     only.
Polaris Income Plus                                                                             New York

                                                                                                Oregon

                                                                                                Texas
                                   * for contracts issued on or after January 23, 2017          Washington
Premium Tax                        We deduct premium tax charges of 0.50% for Qualified         California
                                     contracts and 2.35% for Non-Qualified
                                   contracts based on contract value when you begin the Income
                                     Phase.


                                      E-1


 PROSPECTUS PROVISION                    AVAILABILITY OR VARIATION                    ISSUE STATE
Premium Tax            We deduct premium tax charges of 2.0% for Non-Qualified      Maine
                         contracts based on total Purchase
                       Payments when you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 3.5% for Non-Qualified      Nevada
                         contracts based on contract value when
                       you begin the Income Phase.
Premium Tax            For the first $500,000 in the contract, we deduct premium    South Dakota
                         tax charges of 1.25% for Non-Qualified
                       contracts based on total Purchase Payments when you begin
                         the Income Phase. For any amount in
                       excess of $500,000 in the contract, we deduct front-end
                         premium tax charges of 0.08% for
                       Non-Qualified contracts based on total Purchase Payments
                         when you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 1.0% for Qualified          West Virginia
                         contracts and 1.0% for Non-Qualified
                       contracts based on contract value when you begin the Income
                         Phase.
Premium Tax            We deduct premium tax charges of 1.0% for Non-Qualified      Wyoming
                         contracts based on total Purchase
                       Payments when you begin the Income Phase.
Purchase Payment Age   The Purchase Payment Age Limit is the later of three years   Kentucky
                         after contract issue or the Owner's
Limit                  63rd birthday for contracts issued July 18, 2011 through     Minnesota
                         August 2, 2015. The Purchase Payment
                       Age limit is not applicable to contracts issued on or after  Oklahoma
                         August 3, 2015.                                            Texas
Purchase Payment Age   The Purchase Payment Age Limit is the later of two years     Washington
                         after contract issue or the Owner's
Limit                  62nd birthday for contracts issued July 18, 2011 through
                         August 2, 2015. The Purchase Payment
                       Age limit is not applicable to contracts issued on or after
                         August 3, 2015.
Transfer Privilege     Any transfer over the limit of 15 will incur a $10 transfer  Pennsylvania
                         fee.                                                       Texas


                                      E-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




None of the Living Benefits parameters described below are currently being offered.

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.


TABLE OF CONTENTS


Polaris Income Plus Daily........ F-1
Polaris Income Plus.............. F-8
Polaris Income Builder........... F-21
MarketLock For Life.............. F-32
MarketLock For Life Fees......... F-34
MarketLock Income Plus........... F-38
MarketLock Income Plus Fees...... F-42
MarketLock For Life Plus......... F-43
MarketLock For Life Plus Fee..... F-47



POLARIS INCOME PLUS DAILY


If your contract was purchased between MAY 1, 2016 AND APRIL 30, 2017, the following describes the living benefit you elected.


HOW DOES POLARIS INCOME PLUS DAILY WORK?

Polaris Income Plus Daily offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Anniversaries, looking back at the prior Benefit Year's Step-up Values.

The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary.


WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?

The amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You elected an income option at the time you purchased your contract and your election may not be changed thereafter. Please see the table below for the income options that were available to you. If you purchased your contract through certain broker-dealers, all income options may not have been available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)'65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.


                                      F-1

If your contract was purchased between DECEMBER 19, 2016 AND APRIL 30, 2017 and you elected the optional Polaris Income Plus Daily living benefit, the following tables apply to the income option you elected:



                                                         POLARIS INCOME       POLARIS INCOME     POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON       PLUS DAILY           PLUS DAILY         PLUS DAILY
                AT FIRST WITHDRAWAL(1)                   INCOME OPTION 1      INCOME OPTION 2    INCOME OPTION 3
 One Covered Person (Age 45 - 59)                     3.75%  /  2.75%(4)   3.75%  /  2.75%(4)    3.0%  /  3.0%
 One Covered Person (Age 60 - 64)                     4.75%  /  2.75%(4)   4.75%  /  2.75%(4)   3.50%  /  3.50%
 One Covered Person (Age 65 - 71)                        6.0%  /  4.0%        7.0%  /  3.0%      5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                   6.5%  /  4.0%        7.5%  /  3.0%     5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                    3.25%  /  2.75%(5)   3.25%  /  2.75%(5)   2.75%  /  2.75%
 Two Covered Persons (Age 60 - 64)                    4.25%  /  2.75%(5)   4.25%  /  2.75%(5)   3.25%  /  3.25%
 Two Covered Persons (Age 65 - 71)                       5.5%  /  4.0%        6.5%  /  3.0%      4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                  6.0%  /  4.0%        7.0%  /  3.0%     4.75%  /  4.75%


(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.

If your contract was purchased between AUGUST 22, 2016 AND DECEMBER 18, 2016, and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3 living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rate are applicable:


IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:


                                                        POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON      PLUS DAILY         PLUS DAILY        PLUS DAILY
                AT FIRST WITHDRAWAL(1)                  INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)                     4.0%  /  3.0%(2)   4.0%  /  3.0%(2)   3.25%  /  3.25%
 One Covered Person (Age 60 - 64)                     5.0%  /  3.0%(2)   5.0%  /  3.0%(2)   3.75%  /  3.75%
 One Covered Person (Age 65 - 71)                       6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                  6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                    3.5%  /  3.0%(3)   3.5%  /  3.0%(3)    3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)                    4.5%  /  3.0%(3)   4.5%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)                      5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                 6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%

                                      F-2

IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND THE COVERED PERSON IS YOUNGER THAN AGE 68:


                                                        POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON      PLUS DAILY         PLUS DAILY        PLUS DAILY
                AT FIRST WITHDRAWAL(1)                  INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)                     3.5%  /  2.5%(4)   3.5%  /  2.5%(4)   2.75%  /  2.75%
 One Covered Person (Age 60 - 64)                     4.5%  /  2.5%(4)   4.5%  /  2.5%(4)   3.25%  /  3.25%
 One Covered Person (Age 65 - 67)                       5.5%  /  3.5%      6.5%  /  2.5%     4.5%  /  4.5%
 One Covered Person (Age 68 - 71)                       6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                  6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                    3.0%  /  2.5%(5)   3.0%  /  2.5%(5)    2.5%  /  2.5%
 Two Covered Persons (Age 60 - 64)                    4.0%  /  2.5%(5)   4.0%  /  2.5%(5)    3.0%  /  3.0%
 Two Covered Persons (Age 65 - 67)                      5.0%  /  3.5%      6.0%  /  2.5%     4.0%  /  4.0%
 Two Covered Persons (Age 68 - 71)                      5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                 6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.


If your contract was purchased between MAY 1, 2016 AND AUGUST 21, 2016, and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3 living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:


                                                        POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON      PLUS DAILY         PLUS DAILY        PLUS DAILY
                AT FIRST WITHDRAWAL(1)                  INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 64)                     5.5%  /  3.0%(2)   5.5%  /  3.0%(2)    4.0%  /  4.0%
 One Covered Person (Age 65 and Older)                  6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 Two Covered Persons (Age 45 - 64)                    5.0%  /  3.0%(3)   5.0%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)                 5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%

IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND THE COVERED PERSON IS YOUNGER THAN AGE 68:


                                                        POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON      PLUS DAILY         PLUS DAILY        PLUS DAILY
                AT FIRST WITHDRAWAL(1)                  INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 64)                     5.0%  /  2.5%(4)   5.0%  /  2.5%(4)    3.5%  /  3.5%
 One Covered Person (Age 65 and Older)                  5.5%  /  3.5%      6.5%  /  2.5%     4.5%  /  4.5%
 Two Covered Persons (Age 45 - 64)                    4.5%  /  2.5%(5)   4.5%  /  2.5%(5)    3.0%  /  3.0%
 Two Covered Persons (Age 65 and Older)                 5.0%  /  3.5%      6.0%  /  2.5%     4.0%  /  4.0%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.


                                      F-3





Are there investment requirements if I elect Polaris Income Plus Daily?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.

INVESTMENT REQUIREMENTS

If your contract was purchased between FEBRUARY 6, 2017 AND APRIL 30, 2017 and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3, you must allocate your assets in accordance with the following:



 10% SECURE        90% IN ONE OR MORE OF THE FOLLOWING VARIABLE
 VALUE ACCOUNT     PORTFOLIOS:
                   ASSET ALLOCATION PORTFOLIOS:
                   American Funds Asset Allocation SAST Portfolio
                   Asset Allocation
                   Asset Allocation: Diversified Growth
                   Balanced
                   SA BlackRock Multi-Asset Income
                   SA MFS Total Return
                   Strategic Multi-Asset
                   ACTIVELY MANAGED FUND-OF-FUNDS:
                   Managed Allocation Balanced
                   Managed Allocation Moderate
                   Managed Allocation Moderate Growth
                   Managed Allocation Growth
                   ACTIVELY MANAGED FUND-OF-FUNDS WITH VOLATILITY
                   CONTROL:
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
                   FIXED INCOME PORTFOLIOS:
                   Corporate Bond
                   Global Bond
                   Goldman Sachs VIT Government Money Market Fund
                   Government and Quality Bond
                   Real Return
                   SA JPMorgan MFS Core Bond Portfolio
                   Ultra Short Bond Portfolio
                   INDEX FUND-OF-FUNDS PORTFOLIOS:
                   SA Index Allocation 90/10
                   SA Index Allocation 80/20
                   SA Index Allocation 60/40
                   VOLATILITY CONTROL PORTFOLIOS:
                   SA BlackRock VCP Global Multi Asset Portfolio
                   SA Schroders VCP Global Allocation Portfolio
                   SA T. Rowe Price VCP Balanced Portfolio
                   VCP Managed Asset Allocation SAST Portfolio
                   VCP Total Return Balanced Portfolio
                   VCP Value (Invesco)
                   DCA FIXED ACCOUNTS*
                   6-Month DCA
                   1-Year DCA


If your contract was purchased between MAY 1, 2016 AND FEBRUARY 5, 2017 and you elected the optional Polaris


                                      F-4



Income Plus Daily Income Option 1, 2 or 3, you must allocate your assets in accordance with A or B:



  A     10% SECURE VALUE ACCOUNT AND SELECT ONLY ONE ALLOCATION (SEE
        POLARIS PORTFOLIO ALLOCATOR MODEL AND 50%-50%
        COMBINATION MODEL PROGRAM FOR CONTRACTS
        ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX FOR
        ALLOCATIONS):
        Allocation 1
        Allocation 2
        Allocation 3
        Allocation 4
  B     10% SECURE VALUE ACCOUNT AND SELECT UP TO 90% IN ONE OR MORE
        OF THE FOLLOWING VARIABLE PORTFOLIOS:
        ASSET ALLOCATION PORTFOLIOS:
        American Funds Asset Allocation SAST Portfolio
        Asset Allocation
        Asset Allocation: Diversified Growth
        Balanced
        SA BlackRock Multi-Asset Income
        SA MFS Total Return
        Strategic Multi-Asset
        ACTIVELY MANAGED FUND-OF-FUNDS:
        Managed Allocation Balanced
        Managed Allocation Moderate
        Managed Allocation Moderate Growth
        Managed Allocation Growth
        ACTIVELY MANAGED FUND-OF-FUNDS WITH VOLATILITY CONTROL:
        SunAmerica Dynamic Allocation Portfolio
        SunAmerica Dynamic Strategy Portfolio
        FIXED INCOME PORTFOLIOS:
        Corporate Bond
        Global Bond
        Goldman Sachs VIT Government Money Market Fund
        Government and Quality Bond
        Real Return
        SA JPMorgan MFS Core Bond Portfolio
        Ultra Short Bond Portfolio
        VOLATILITY CONTROL PORTFOLIOS:
        SA BlackRock VCP Global Multi Asset Portfolio
        SA Schroders VCP Global Allocation Portfolio
        SA T. Rowe Price VCP Balanced Portfolio
        VCP Managed Asset Allocation SAST Portfolio
        VCP Total Return Balanced Portfolio
        VCP Value (Invesco)
        DCA FIXED ACCOUNTS*
        6-Month DCA
        1-Year DCA


How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this living benefit because it allocates your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. Please see AUTOMATIC ASSET REBALANCING PROGRAM above.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.


                                      F-5



THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, WE DETERMINE THE EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How can the Income Base be increased for Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-Up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


What are the effects of withdrawals on Polaris Income Plus Daily?

The Maximum Annual Withdrawal Amount and the Income Bae may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced


                                      F-6



in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY AND EXPENSES IN THE PROSPECTUS ABOVE


What is the fee for Polaris Income Plus Daily?

The fee for Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2016 AND APRIL 30, 2017 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS DAILY, THE FOLLOWING FEES ARE
APPLICABLE:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in your prospectus are guaranteed for the life of your contract.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you


                                      F-7



annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

For Polaris Income Plus Daily, due to the investment requirements associated with the election of this living benefit, you may invest a portion of your assets in the following Variable Portfolios:

     o     SA BlackRock VCP Global Multi Asset Portfolio

     o     SA Schroders VCP Global Allocation Portfolio

     o     SA T. Rowe Price VCP Balanced Portfolio

     o     SunAmerica Dynamic Allocation Portfolio

     o     SunAmerica Dynamic Strategy Portfolio

     o     VCP Managed Asset Allocation SAST Portfolio

     o     VCP Total Return Balanced Portfolio

     o     VCP Value Portfolio

Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017


How does Polaris Income Plus work?

Polaris Income Plus locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary; the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). Please see "How can the Income Base and Income Credit Base be increased?" below.


What determines the amount I can receive each year?

The amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose an income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and


                                      F-8



whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


IF YOUR CONTRACT WAS PURCHASED BETWEEN AUGUST 22, 2016 AND APRIL 30, 2017, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:



                                                       POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON          INCOME                INCOME               INCOME
                AT FIRST WITHDRAWAL(1)                       OPTION 1              OPTION 2             OPTION 3
 One Covered Person (Age 45 - 59)                     4.0%  /  3.0%(2)      4.0%  /  3.0%(2)        3.25%  /  3.25%
 One Covered Person (Age 60 - 64)                     5.0%  /  3.0%(2)      5.0%  /  3.0%(2)        3.75%  /  3.75%
 One Covered Person (Age 65 - 71)                        6.0%  /  4.0%         7.0%  /  3.0%         5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                   6.5%  /  4.0%         7.5%  /  3.0%        5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                    3.5%  /  3.0%(3)      3.5%  /  3.0%(3)         3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)                    4.5%  /  3.0%(3)      4.5%  /  3.0%(3)         3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)                       5.5%  /  4.0%         6.5%  /  3.0%         4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                  6.0%  /  4.0%         7.0%  /  3.0%        4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 12, 2014 AND AUGUST 21, 2016, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:



                                                       POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON          INCOME                INCOME               INCOME
                AT FIRST WITHDRAWAL(1)                       OPTION 1              OPTION 2             OPTION 3
 One Covered Person (Age 64 and Younger)              5.5%  /  3.0%(2)      5.5%  /  3.0%(2)         4.0%  /  4.0%
 One Covered Person (Age 65 and Older)                   6.0%  /  4.0%         7.0%  /  3.0%         5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)             5.0%  /  3.0%(3)      5.0%  /  3.0%(3)         3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)                  5.5%  /  4.0%         6.5%  /  3.0%         4.5%  /  4.5%


(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.


                                      F-9

IF YOUR CONTRACT WAS PURCHASED BETWEEN FEBRUARY 11, 2013 AND MAY 11, 2014, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:



                                                       POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON          INCOME                INCOME               INCOME
                AT FIRST WITHDRAWAL(1)                       OPTION 1              OPTION 2             OPTION 3
 One Covered Person (Age 64 and Younger)              5.0%  /  3.0%(2)      5.0%  /  3.0%(2)        3.75%  /  3.75%
 One Covered Person (Age 65 and Older)                   5.5%  /  4.0%         6.5%  /  3.0%         5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)             4.5%  /  3.0%(3)      4.5%  /  3.0%(3)        3.25%  /  3.25%
 Two Covered Persons (Age 65 and Older)                  5.0%  /  4.0%         6.0%  /  3.0%         4.5%  /  4.5%


(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.






IF YOUR CONTRACT WAS PURCHASED BETWEEN FEBRUARY 11, 2013 AND SEPTEMBER 30, 2013, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME PLUS (RENAMED POLARIS INCOME PLUS) LIVING BENEFIT INCOME OPTION WITH CUSTOM ALLOCATION, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:



         NUMBER OF COVERED PERSONS           POLARIS INCOME PLUS
         AND AGE OF COVERED PERSON           INCOME OPTION WITH
           AT FIRST WITHDRAWAL(1)             CUSTOM ALLOCATION
 One Covered Person (Age 64 and Younger)    4.5%  /  3.0%(2)
 One Covered Person (Age 65 and Older)         4.5%  /  4.0%
 Two Covered Persons (Age 64 and Younger)   4.0%  /  3.0%(3)
 Two Covered Persons (Age 65 and Older)        4.0%  /  4.0%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.



IF YOUR CONTRACT WAS PURCHASED BETWEEN JUNE 18, 2012 THROUGH FEBRUARY 10, 2013, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME PLUS (RENAMED POLARIS INCOME
PLUS), THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:




                                                       POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON          INCOME
                AT FIRST WITHDRAWAL(1)                       OPTION 1
 One Covered Person (Age 64 and Younger)              5.5%  /  3.0%(2)
 One Covered Person (Age 65 and Older)                   5.5%  /  4.0%
 Two Covered Persons (Age 64 and Younger)             5.0%  /  3.0%(3)
 Two Covered Persons (Age 65 and Older)                  5.0%  /  4.0%



                                                       POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON          INCOME                INCOME         INCOME OPTION WITH
                AT FIRST WITHDRAWAL(1)                       OPTION 2              OPTION 3         CUSTOM ALLOCATION
 One Covered Person (Age 64 and Younger)              5.5%  /  3.0%(2)        3.75%  /  3.75%     4.5%  /  3.0%(2)
 One Covered Person (Age 65 and Older)                   6.5%  /  3.0%         5.0%  /  5.0%         4.5%  /  4.0%
 Two Covered Persons (Age 64 and Younger)             5.0%  /  3.0%(3)        3.25%  /  3.25%     4.0%  /  3.0%(3)
 Two Covered Persons (Age 65 and Older)                  6.0%  /  3.0%         4.5%  /  4.5%         4.0%  /  4.0%


(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.


                                      F-10


IF YOUR CONTRACT WAS PURCHASED BETWEEN JANUARY 23, 2012 AND JUNE 17, 2012, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME PLUS (RENAMED POLARIS INCOME PLUS) INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:




                                                       POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON          INCOME                INCOME               INCOME
                AT FIRST WITHDRAWAL(1)                       OPTION 1              OPTION 2             OPTION 3
 One Covered Person (Age 64 and Younger)              6.0%  /  3.0%(2)      6.0%  /  3.0%(2)         4.0%  /  4.0%
 One Covered Person (Age 65 and Older)                   6.0%  /  4.0%         7.0%  /  3.0%        5.25%  /  5.25%
 Two Covered Persons (Age 64 and Younger)             5.5%  /  3.0%(3)      5.5%  /  3.0%(3)         3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)                  5.5%  /  4.0%         6.5%  /  3.0%        4.75%  /  4.75%



(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.







IF YOUR CONTRACT WAS PURCHASED BETWEEN JANUARY 23, 2012 AND JUNE 17, 2012, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME PLUS (RENAMED POLARIS INCOME PLUS) LIVING BENEFIT INCOME OPTION WITH CUSTOM ALLOCATION, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE
APPLICABLE:




         NUMBER OF COVERED PERSONS           POLARIS INCOME PLUS
         AND AGE OF COVERED PERSON           INCOME OPTION WITH
           AT FIRST WITHDRAWAL(1)             CUSTOM ALLOCATION
 One Covered Person (Age 64 and Younger)    4.0%  /  4.0%(2)
 One Covered Person (Age 65 and Older)         5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)   3.5%  /  3.5%(3)
 Two Covered Persons (Age 65 and Older)        4.5%  /  4.5%



(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.


IF YOUR CONTRACT WAS PURCHASED PRIOR TO JANUARY 23, 2012, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME PLUS (RENAMED POLARIS INCOME PLUS), THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:




                                                                          POLARIS INCOME PLUS   POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON        POLARIS              INCOME               INCOME
                AT FIRST WITHDRAWAL(1)                    INCOME PLUS           OPTION 1             OPTION 2
 One Covered Person (Age 64 and Younger)              4.0%  /  4.0%(2)   6.0%  /  3.0%(2)         6.0%  /  3.0%
 One Covered Person (Age 65 and Older)                  5.0%  /  5.0%       6.0%  /  4.0%         7.0%  /  3.0%
 Two Covered Persons (Age 64 and Younger)             3.5%  /  3.5%(3)   5.5%  /  3.0%(3)         5.5%  /  3.0%
 Two Covered Persons (Age 65 and Older)                 4.5%  /  4.5%       5.5%  /  4.0%         6.5%  /  3.0%



(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.




                                      F-11




POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017: INCOME CREDIT

IF YOUR CONTRACT WAS PURCHASED BETWEEN DECEMBER 19, 2016 AND APRIL 30, 2017, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:




    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)            INCOME CREDIT AVAILABILITY
         6.0%         Available during the first 12 Benefit Years -
                          the Income Credit is REDUCED in years
                                  withdrawals are taken



IF YOUR CONTRACT WAS PURCHASED BETWEEN AUGUST 22, 2016 AND DECEMBER 18, 2016, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:



    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)            INCOME CREDIT AVAILABILITY
         5.5%         Available during the first 12 Benefit Years -
                          the Income Credit is REDUCED in years
                                  withdrawals are taken


IF YOUR CONTRACT WAS PURCHASED PRIOR TO AUGUST 22, 2016, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS LIVING BENEFIT, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:



    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)            INCOME CREDIT AVAILABILITY
         6.0%         Available during the first 12 Benefit Years -
                          the Income Credit is REDUCED in years
                                  withdrawals are taken

Are there investment requirements if I elect Polaris Income Plus?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.


You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or 1-Year Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.


You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017: INVESTMENT REQUIREMENTS

IF YOUR CONTRACT WAS PURCHASED BETWEEN FEBRUARY 6, 2017 AND APRIL 30, 2017, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH THE FOLLOWING:



 10% Secure        Up to 90% in one or more of the following Variable
 Value Account     Portfolios, except as otherwise noted:
                   Corporate Bond
                   Global Bond
                   Goldman Sachs VIT Government Money Market Fund
                   Government and Quality Bond
                   Real Return
                   SA BlackRock VCP Global Multi Asset Portfolio*
                   SA JPMorgan MFS Core Bond
                   SA Schroders VCP Global Allocation Portfolio*
                   SA T. Rowe Price VCP Balanced Portfolio*
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
                   Ultra Short Bond Portfolio
                   VCP Managed Asset Allocation SAST Portfolio*
                   VCP Total Return Balanced Portfolio*
                   VCP Value Portfolio*
                   * You may invest up to a maximum of 50% in each of
                   these Variable Portfolios.

                                      F-12



IF YOUR CONTRACT WAS PURCHASED BETWEEN JANUARY 25, 2016 AND FEBRUARY 5, 2017, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH A, B, C, D OR E:



  A   10% Secure      30% SunAmerica Dynamic Strategy Portfolio;
      Value Account   30% SA BlackRock VCP Global Multi Asset Portfolio;
                      and
                      30% VCP Managed Asset Allocation Portfolio
  B   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SA Schroders VCP Global Allocation Portfolio;
                      and
                      30% VCP Value Portfolio
  C   10% Secure      30% VCP Total Return Balanced Portfolio;
      Value Account   30% SA T. Rowe Price VCP Balanced Portfolio; and
                      30% SA Schroders VCP Global Allocation Portfolio
  D   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   20% SA BlackRock VCP Global Multi Asset Portfolio;
                      20% VCP Total Return Balanced Portfolio; and
                      20% SA T. Rowe Price VCP Balanced Portfolio
  E   10% Secure      Up to 90% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.


IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND JANUARY 24, 2016, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH A, B, C, D OR E:



  A   10% Secure      45% SunAmerica Dynamic Allocation Portfolio;
      Value Account   45% SunAmerica Dynamic Strategy Portfolio
  B   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SunAmerica Dynamic Strategy Portfolio;
                      10% VCP Managed Asset Allocation SAST Portfolio;
                      10% VCP Total Return Balanced Portfolio; and
                      10% VCP Value Portfolio
  C   10% Secure      18% SunAmerica Dynamic Allocation Portfolio;
      Value Account   18% SunAmerica Dynamic Strategy Portfolio;
                      18% VCP Managed Asset Allocation SAST Portfolio;
                      18% VCP Total Return Balanced Portfolio; and
                      18% VCP Value Portfolio
  D   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   20% VCP Managed Asset Allocation SAST Portfolio;
                      20% VCP Total Return Balanced Portfolio; and
                      20% VCP Value Portfolio
  E   10% Secure      Up to 90% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.


                                      F-13



IF YOUR CONTRACT WAS PURCHASED BETWEEN MARCH 2, 2015 AND APRIL 30, 2015, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH A, B, C. D OR E:



  A   20% Secure      40% SunAmerica Dynamic Allocation Portfolio;
      Value Account   40% SunAmerica Dynamic Strategy Portfolio
  B   20% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SunAmerica Dynamic Strategy Portfolio;
                      6% VCP Managed Asset Allocation SAST Portfolio;
                      7% VCP Total Return Balanced Portfolio; and
                      7% VCP Value Portfolio
  C   20% Secure      16% SunAmerica Dynamic Allocation Portfolio;
      Value Account   16% SunAmerica Dynamic Strategy Portfolio;
                      16% VCP Managed Asset Allocation SAST Portfolio;
                      16% VCP Total Return Balanced Portfolio; and
                      16% VCP Value Portfolio
  E   20% Secure      Up to 80% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.



IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2013 AND MARCH 1, 2015, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH A, B OR C:




  A   20% Secure      40% SunAmerica Dynamic Allocation Portfolio;
      Value Account   40% SunAmerica Dynamic Strategy Portfolio
  B   20% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SunAmerica Dynamic Strategy Portfolio;
                      6% VCP Managed Asset Allocation SAST Portfolio;
                      7% VCP Total Return Balanced Portfolio; and
                      7% VCP Value Portfolio
  C   20% Secure      Up to 80% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 10% in each
                      of these Variable Portfolios.


IF YOUR CONTRACT WAS PURCHASED BETWEEN JANUARY 23, 2012 AND APRIL 30, 2013, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME PLUS INCOME OPTION 1, 2 OR 3 (RENAMED POLARIS INCOME PLUS), YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH THE FOLLOWING:



 20% Secure        Up to 80% in one or more of the following Variable
 Value Account     Portfolios, except as otherwise noted:
                   Corporate Bond
                   Global Bond
                   Goldman Sachs VIT Government Money Market Fund
                   Government and Quality Bond
                   Real Return
                   SA JPMorgan MFS Core Bond Portfolio
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
                   Ultra Short Bond Portfolio
                   DCA FIXED ACCOUNTS
                   DCA 6-Month
                   1-Year DCA
                   2-Year DCA


                                      F-14



IF YOUR CONTRACT WAS PURCHASED BETWEEN JANUARY 23, 2012 AND SEPTEMBER 30, 2013, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION, THE FOLLOWING INVESTMENT REQUIREMENTS ARE APPLICABLE:



 Option 1    10% Secure      90% in Allocation 1, 2 or 3*; or
             Value Account   90% in Combination Allocation 1, 2 or 3*
                             * Please see the allocations for the formerly
                             available Polaris Portfolio Allocator Models
                             and 50%-50% Combination Models in the
                             POLARIS PORTFOLIO ALLOCATOR
                             PROGRAM and 50%-50% COMBINATION
                             MODEL PROGRAM FOR CONTRACTS
                             ISSUED PRIOR TO FEBRUARY 6, 2017
                             APPENDIX.
 Option 2    10% Secure      90% in one or more of the following Variable
             Value Account   Portfolios:
                             American Funds Asset Allocation SAST
                             Asset Allocation
                             Balanced
                             Franklin Income VIP Fund
                             Managed Allocation Balanced
                             Managed Allocation Moderate
                             Managed Allocation Moderate Growth
                             SA MFS Total Return
                             SunAmerica Dynamic Allocation Portfolio
                             SunAmerica Dynamic Strategy Portfolio
 Option 3    10% Secure      90% Ultra Short Bond Portfolio
             Value Account


If you choose the Build-Your-Own Option, after investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments must be invested among the Variable Portfolios, as follows:





   INVESTMENT        FLEXIBLE                VARIABLE PORTFOLIOS
     GROUP          ALLOCATION            AND/OR DCA FIXED ACCOUNTS
 A. BOND, AND     Minimum 20%     Corporate Bond
  DCA             Maximum 90%     Global Bond
  FIXED                           Government and Quality Bond
  ACCOUNT                         Real Return
                                  SA JPMorgan MFS Core Bond
                                  Ultra Short Bond Portfolio
                                  DCA FIXED ACCOUNTS*
                                  DCA 6-Month
                                  1-Year DCA
                                  2-Year DCA


   INVESTMENT        FLEXIBLE                VARIABLE PORTFOLIOS
     GROUP          ALLOCATION            AND/OR DCA FIXED ACCOUNTS
 B. EQUITY         Minimum 0%     Aggressive Growth
                  Maximum 70%     American Funds Asset Allocation SAST
                                  American Funds Global Growth SAST
                                  American Funds Growth SAST
                                  American Funds Growth-Income SAST
                                  Asset Allocation
                                  Balanced
                                  Blue Chip Growth
                                  Capital Appreciation
                                  "Dogs" of Wall Street
                                  Equity Opportunities
                                  Foreign Value
                                  Franklin Income VIP Fund
                                  Franklin Founding Funds Allocation VIP
                                  Fund
                                  Fundamental Growth
                                  Global Equities
                                  Growth
                                  Growth-Income
                                  High-Yield Bond
                                  International Diversified Equities
                                  International Growth and Income
                                  Invesco V.I. American Franchise Fund,
                                  Series II Shares
                                  Invesco V.I. Comstock Fund, Series II
                                  Shares
                                  Invesco V.I. Growth and Income Fund,
                                  Series II Shares
                                  Lord Abbett Growth and Income
                                  Managed Allocation Balanced
                                  Managed Allocation Growth
                                  Managed Allocation Moderate
                                  Managed Allocation Moderate Growth
                                  SA AB Growth
                                  SA Janus Focused Growth
                                  SA Legg Mason BW Large Cap Value
                                  SA MFS Massachusetts Investors Trust
                                  SA MFS Total Return
                                  Small & Mid Cap Value
                                  SunAmerica Dynamic Allocation Portfolio
                                  SunAmerica Dynamic Strategy Portfolio
                                  Telecom Utility
 C. LIMITED        Minimum 0%     Capital Growth
  EQUITY          Maximum 10%     Emerging Markets
                                  Growth Opportunities
                                  Mid-Cap Growth
                                  Natural Resources
                                  Real Estate
                                  Small Company Value
                                  Technology
                                  VCP Managed Asset Allocation SAST
                                  Portfolio


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

**    Not all funds listed in the Equity group invest in equity markets.


                                      F-15




IF YOUR CONTRACT WAS PURCHASED PRIOR TO JANUARY 23, 2012, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME PLUS (RENAMED POLARIS INCOME PLUS) INCOME OPTION 1 OR 2, THE FOLLOWING INVESTMENT REQUIREMENTS ARE APPLICABLE:


FLEXIBLE ALLOCATION - OPTIONS 1-3




 Option 1    10% Secure      90% in Allocation 1, 2 or 3 *; or
             Value Account   90% in Combination Allocation 1, 2 or 3*
                             * Please see the allocations for the formerly
                             available Polaris Portfolio Allocator Models
                             and 50%-50% Combination Models in the
                             POLARIS PORTFOLIO ALLOCATOR
                             PROGRAM and 50%-50% COMBINATION
                             MODEL PROGRAM FOR CONTRACTS
                             ISSUED PRIOR TO FEBRUARY 6, 2017
                             APPENDIX.
 Option 2    10% Secure      90% in one or more of the following Variable
             Value Account   Portfolios:
                             American Funds Asset Allocation SAST
                             Asset Allocation
                             Balanced
                             Franklin Income VIP Fund
                             Managed Allocation Balanced
                             Managed Allocation Moderate
                             Managed Allocation Moderate Growth
                             SA MFS Total Return
                             SunAmerica Dynamic Allocation Portfolio
                             SunAmerica Dynamic Strategy Portfolio
 Option 3    10% Secure      90% Ultra Short Bond Portfolio
             Value Account



FLEXIBLE ALLOCATION - BUILD-YOUR-OWN OPTION 4:






   INVESTMENT        FLEXIBLE                VARIABLE PORTFOLIOS
     GROUP          ALLOCATION            AND/OR DCA FIXED ACCOUNTS
 A. BOND, AND     Minimum 20%     Corporate Bond
  DCA             Maximum 90%     Global Bond
  FIXED                           Government and Quality Bond
  ACCOUNTS                        Real Return
                                  SA JPMorgan MFS Core Bond
                                  Ultra Short Bond Portfolio
                                  DCA FIXED ACCOUNTS*
                                  DCA 6-Month
                                  1-Year DCA
                                  2-Year DCA
                                  FIXED ACCOUNTS
                                  1-Year Fixed (if available)


   INVESTMENT        FLEXIBLE                VARIABLE PORTFOLIOS
     GROUP          ALLOCATION            AND/OR DCA FIXED ACCOUNTS
 B. EQUITY         Minimum 0%     Aggressive Growth
                  Maximum 70%     American Funds Asset Allocation SAST
                                  American Funds Global Growth SAST
                                  American Funds Growth SAST
                                  American Funds Growth-Income SAST
                                  Asset Allocation
                                  Balanced
                                  Blue Chip Growth
                                  Capital Appreciation
                                  "Dogs" of Wall Street
                                  Equity Opportunities
                                  Foreign Value
                                  Franklin Income VIP Fund
                                  Franklin Founding Funds Allocation VIP
                                  Fund
                                  Fundamental Growth
                                  Global Equities
                                  Growth
                                  Growth-Income
                                  High-Yield Bond
                                  International Diversified Equities
                                  International Growth and Income
                                  Invesco V.I. American Franchise Fund,
                                  Series II Shares
                                  Invesco V.I. Comstock Fund, Series II
                                  Shares
                                  Invesco V.I. Growth and Income Fund,
                                  Series II Shares
                                  Lord Abbett Growth and Income
                                  Managed Allocation Balanced
                                  Managed Allocation Growth
                                  Managed Allocation Moderate
                                  Managed Allocation Moderate Growth
                                  SA AB Growth
                                  SA Janus Focused Growth
                                  SA Legg Mason BW Large Cap Value
                                  SA MFS Massachusetts Investors Trust
                                  SA MFS Total Return
                                  Small & Mid Cap Value
                                  SunAmerica Dynamic Allocation Portfolio
                                  SunAmerica Dynamic Strategy Portfolio
                                  Telecom Utility
 C. LIMITED        Minimum 0%     Capital Growth
  EQUITY          Maximum 10%     Emerging Markets
                                  Growth Opportunities
                                  Mid-Cap Growth
                                  Natural Resources
                                  Real Estate
                                  Small Company Value
                                  Technology
                                  VCP Managed Asset Allocation SAST
                                  Portfolio


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.


How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios, DCA Fixed Accounts or 1-Year Fixed Account, if available. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.



REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus?

The benefit offered by Polaris Income Plus is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary.

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.


FIFTH, we determine the INCOME CREDIT. The Income Credit is equal to a percentage ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. PLEASE SEE THE INCOME CREDIT TABLES ABOVE FOR THE INCOME CREDIT PERCENTAGE APPLICABLE TO YOUR CONTRACT. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than Income Credit Percentage and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elected, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s)' 65th birthday.


Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.


FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECT OF WITHDRAWALS ON POLARIS INCOME PLUS" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Plus?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. Since Highest Anniversary Values are determined only on the Benefit Year Anniversaries, your Income Base and Income Credit Base will not increase if your contract value is higher on days other than the Benefit Year Anniversaries.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME PLUS?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS?" BELOW.


What are the effects of withdrawals on Polaris Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income

     Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.


What is the fee for Polaris Income Plus?

The fee for Polaris Income Plus is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.


IF YOU PURCHASED YOUR CONTRACT AND ELECTED SUNAMERICA INCOME PLUS PRIOR TO JANUARY 23, 2012, THE FEE ADJUSTMENTS ARE BASED ON THE VALUE OF THE VIX ON EACH BENEFIT QUARTER ANNIVERSARY. All other calculations and fee rate parameters remain the same as the table above.


Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

An increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.


If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract before the end of a Benefit Quarter, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under this Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.


If the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than the Income Credit Percentage (applicable to you), an Income Credit equal to the difference between the RMD and Income Credit Percentage will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than the Income Credit Percentage, no Income Credit will be included in the calculation of the Income Base.



What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Plus. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.

Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:


   CANCELLATION
 REQUEST RECEIVED                CANCELLATION EFFECTIVE DATE
     Years 1-5                  5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the receipt
                                 of the cancellation request

Once cancellation is effective, the guarantees under Polaris Income Plus are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market or similar portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED

TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF THE LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "Can I elect to cancel my Living Benefit?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

We reserve the right to modify, suspend or terminate the optional Living Benefits at any time for prospectively issued contracts.


POLARIS INCOME BUILDER FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017


How does Polaris Income Builder work?

Polaris Income Builder locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary; the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). Please see "How can the Income Base and Income Credit Base be increased?" below.


What determines the amount I can receive each year?

The amount that you receive depends on which income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. Please see "What happens if the contract value is reduced to zero while the Income Base is greater than zero?" and "What happens to my Living Benefit upon the Latest Annuity Date?" below.


POLARIS INCOME BUILDER FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017
MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


IF YOUR CONTRACT WAS PURCHASED BETWEEN FEBRUARY 29, 2016 AND APRIL 30, 2017, AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:



  NUMBER OF COVERED PERSONS AND AGE OF      POLARIS INCOME
  COVERED PERSON AT FIRST WITHDRAWAL(1)         BUILDER
 One Covered Person (Age 65 and Older)     5.40%  /  5.40%
 Two Covered Persons (Age 65 and Older)    4.90%  /  4.90%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.


IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2013 AND FEBRUARY 28, 2016, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME BUILDER (RENAMED POLARIS INCOME BUILDER), THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:



  NUMBER OF COVERED PERSONS AND AGE OF      POLARIS INCOME
  COVERED PERSON AT FIRST WITHDRAWAL(1)         BUILDER
 One Covered Person (Age 65 and Older)     5.50%  /  5.25%
 Two Covered Persons (Age 65 and Older)     5.0%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.


IF YOUR CONTRACT WAS PURCHASED BETWEEN FEBRUARY 11, 2013 AND APRIL 30, 2013, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME BUILDER (RENAMED POLARIS INCOME BUILDER), THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:



  NUMBER OF COVERED PERSONS AND AGE OF      POLARIS INCOME
  COVERED PERSON AT FIRST WITHDRAWAL(1)        BUILDER
 One Covered Person (Age 65 and Older)     5.25%  /  5.0%
 Two Covered Persons (Age 65 and Older)    4.75%  /  4.5%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.


IF YOUR CONTRACT WAS PURCHASED BETWEEN JUNE 18, 2012 AND FEBRUARY 10, 2013, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME BUILDER (RENAMED POLARIS INCOME BUILDER), THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:



   NUMBER OF COVERED PERSONS AND AGE OF       POLARIS INCOME
   COVERED PERSON AT FIRST WITHDRAWAL(1)          BUILDER
 One Covered Person (Age 64 and Younger)     3.75%  /  3.75%
 One Covered Person (Age 65 and Older)       4.75%  /  4.75%
 Two Covered Persons (Age 64 and Younger)    3.25%  /  3.25%
 Two Covered Persons (Age 65 and Older)      4.25%  /  4.25%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.


IF YOUR CONTRACT WAS PURCHASED BETWEEN JANUARY 23, 2012 AND JUNE 17, 2012, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME BUILDER (RENAMED POLARIS INCOME BUILDER), THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:



   NUMBER OF COVERED PERSONS AND AGE OF       POLARIS INCOME
   COVERED PERSON AT FIRST WITHDRAWAL(1)         BUILDER
 One Covered Person (Age 64 and Younger)      4.0%  /  4.0%
 One Covered Person (Age 65 and Older)        5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)     3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)       4.5%  /  4.5%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

IF YOUR CONTRACT WAS PURCHASED PRIOR TO JANUARY 23, 2012, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME BUILDER (RENAMED POLARIS INCOME BUILDER), THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:


  NUMBER OF COVERED PERSONS AND          POLARIS             POLARIS
 AGE OF COVERED PERSON AT FIRST      INCOME BUILDER       INCOME BUILDER
          WITHDRAWAL(1)              INCOME OPTION 1     INCOME OPTION 2
 One Covered Person
 (Age 64 and Younger)              5.5%  /  3.0%(2)     5.5%  /  3.0%(2)
 One Covered Person
 (Age 65 and Older)                  5.5%  /  4.0%        6.5%  /  3.0%
 Two Covered Persons
 (Age 64 and Younger)              5.0%  /  3.0%(3)     5.0%  /  3.0%(3)
 Two Covered Persons
 (Age 65 and Older)                  5.0%  /  4.0%        6.0%  /  3.0%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.


                                      F-23



(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.



POLARIS INCOME BUILDER FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017: INCOME CREDIT

IF YOU CONTRACT WAS PURCHASED BETWEEN AUGUST 22, 2016 AND APRIL 30, 2017 AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:



    INCOME CREDIT
 (AS A PERCENTAGE OF                      INCOME
 INCOME CREDIT BASE)                CREDIT AVAILABILITY
         5.0%         Available during the first 12 Benefit Years -
                          the Income Credit is REDUCED in years
                                  withdrawals are taken



IF YOU CONTRACT WAS PURCHASED BETWEEN FEBRUARY 12, 2013 AND AUGUST 21, 2016 AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME BUILDER (RENAMED POLARIS INCOME BUILDER), THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:



    INCOME CREDIT
 (AS A PERCENTAGE OF                      INCOME
 INCOME CREDIT BASE)                CREDIT AVAILABILITY
         6.0%         Available during the first 12 Benefit Years -
                          the Income Credit is REDUCED in years
                                  withdrawals are taken

IF YOU CONTRACT WAS PURCHASED PRIOR TO FEBRUARY 11, 2013 AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME BUILDER (RENAMED POLARIS INCOME BUILDER), THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:


    INCOME CREDIT
 (AS A PERCENTAGE OF                      INCOME
 INCOME CREDIT BASE)                CREDIT AVAILABILITY
         8.0%         Available during the first 12 Benefit Years -
                          the Income Credit is REDUCED in years
                                  withdrawals are taken

Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


                                      F-24




POLARIS INCOME BUILDER FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017: INVESTMENT REQUIREMENTS

IF YOUR CONTRACT WAS PURCHASED BETWEEN FEBRUARY 6, 2017 AND APRIL 30, 2017, AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH THE FOLLOWING:



 10% Secure        Up to 90% in one or more of the following Variable
 Value Account     Portfolios, except as otherwise noted:
                   Corporate Bond
                   Global Bond
                   Goldman Sachs VIT Government Money Market Fund
                   Government and Quality Bond
                   Real Return
                   SA BlackRock VCP Global Multi Asset Portfolio*
                   SA JPMorgan MFS Core Bond
                   SA Schroders VCP Global Allocation Portfolio*
                   SA T. Rowe Price VCP Balanced Portfolio*
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
                   Ultra Short Bond Portfolio
                   VCP Managed Asset Allocation SAST Portfolio*
                   VCP Total Return Balanced Portfolio*
                   VCP Value Portfolio*
                   * You may invest up to a maximum of 50% in each of
                   these Variable Portfolios.


IF YOUR CONTRACT WAS PURCHASED BETWEEN JANUARY 25, 2016 AND FEBRUARY 5, 2017, AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH A, B, C, D OR E:


  A   10% Secure      30% SunAmerica Dynamic Strategy Portfolio;
      Value Account   30% SA BlackRock VCP Global Multi Asset Portfolio;
                      and
                      30% VCP Managed Asset Allocation Portfolio
  B   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SA Schroders VCP Global Allocation Portfolio;
                      and
                      30% VCP Value Portfolio
  C   10% Secure      30% VCP Total Return Balanced Portfolio;
      Value Account   30% SA T. Rowe Price VCP Balanced Portfolio; and
                      30% SA Schroders VCP Global Allocation Portfolio
  D   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   20% SA BlackRock VCP Global Multi Asset Portfolio;
                      20% VCP Total Return Balanced Portfolio; and
                      20% SA T. Rowe Price VCP Balanced Portfolio
  E   10% Secure      Up to 90% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.


                                      F-25



IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND JANUARY 24, 2016, AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH A, B, C, D OR E:



  A   10% Secure      45% SunAmerica Dynamic Allocation Portfolio; and
      Value Account   45% SunAmerica Dynamic Strategy Portfolio
  B   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SunAmerica Dynamic Strategy Portfolio;
                      10% VCP Managed Asset Allocation SAST Portfolio;
                      10% VCP Total Return Balanced Portfolio; and
                      10% VCP Value Portfolio
  C   10% Secure      18% SunAmerica Dynamic Allocation Portfolio;
      Value Account   18% SunAmerica Dynamic Strategy Portfolio;
                      18% VCP Managed Asset Allocation SAST Portfolio;
                      18% VCP Total Return Balanced Portfolio; and
                      18% VCP Value Portfolio
  D   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   20% VCP Managed Asset Allocation SAST Portfolio;
                      20% VCP Total Return Balanced Portfolio; and
                      20% VCP Value Portfolio
  E   10% Secure      Up to 90% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.



IF YOUR CONTRACT WAS PURCHASED BETWEEN MARCH 2, 2015 AND APRIL 30, 2015, AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH A, B, C, D OR E:



  A   20% Secure      40% SunAmerica Dynamic Allocation Portfolio; and
      Value Account   40% SunAmerica Dynamic Strategy Portfolio
  B   20% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SunAmerica Dynamic Strategy Portfolio;
                      6% VCP Managed Asset Allocation SAST Portfolio;
                      7% VCP Total Return Balanced Portfolio; and
                      7% VCP Value Portfolio
  C   20% Secure      16% SunAmerica Dynamic Allocation Portfolio;
      Value Account   16% SunAmerica Dynamic Strategy Portfolio;
                      16% VCP Managed Asset Allocation SAST Portfolio;
                      16% VCP Total Return Balanced Portfolio; and
                      16% VCP Value Portfolio
  D   20% Secure      20% SunAmerica Dynamic Allocation Portfolio;
      Value Account   20% VCP Managed Asset Allocation SAST Portfolio;
                      20% VCP Total Return Balanced Portfolio;
                      20% VCP Value Portfolio
  E   20% Secure      Up to 80% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.



                                      F-26




IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2013 AND MARCH 1, 2015, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME BUILDER (RENAMED POLARIS INCOME BUILDER), YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH A, B AND C:




  A   20% Secure      40% SunAmerica Dynamic Allocation Portfolio; and
      Value Account   40% SunAmerica Dynamic Strategy Portfolio
  B   20% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SunAmerica Dynamic Strategy Portfolio;
                      6% VCP Managed Asset Allocation SAST Portfolio;
                      7% VCP Total Return Balanced Portfolio; and
                      7% VCP Value Portfolio
  C   20% Secure      Up to 80% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 10% in each
                      of these Variable Portfolios.


IF YOUR CONTRACT WAS PURCHASED BETWEEN JANUARY 23, 2012 AND APRIL 30, 2013, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME BUILDER (RENAMED POLARIS INCOME BUILDER), YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH A, B AND C:


 20% Secure        Up to 80% in one or more of the following Variable
 Value Account     Portfolios, except as otherwise noted:
                   Corporate Bond
                   Global Bond
                   Goldman Sachs VIT Government Money Market Fund
                   Government and Quality Bond
                   Real Return
                   SA JPMorgan MFS Core Bond Portfolio
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
                   Ultra Short Bond Portfolio
                   DCA FIXED ACCOUNTS*
                   DCA 6-Month
                   1-Year DCA
                   2-Year DCA


IF YOUR CONTRACT WAS PURCHASED PRIOR TO JANUARY 23, 2012, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME BUILDER (RENAMED POLARIS INCOME BUILDER) WITH FLEXIBLE ALLOCATION, THE FOLLOWING INVESTMENT REQUIREMENTS ARE APPLICABLE:



FLEXIBLE ALLOCATION - OPTIONS 1-3




 Option 1    10% Secure      90% in Allocation 1, 2 or 3 *; or
             Value Account   90% in Combination Allocation 1, 2 or 3*
                             * Please see the allocations for the formerly
                             available Polaris Portfolio Allocator Models
                             and 50%-50% Combination Models in the
                             POLARIS PORTFOLIO ALLOCATOR
                             PROGRAM and 50%-50% COMBINATION
                             MODEL PROGRAM FOR CONTRACTS
                             ISSUED PRIOR TO FEBRUARY 6, 2017
                             APPENDIX.
 Option 2    10% Secure      90% in one or more of the following Variable
             Value Account   Portfolios:
                             American Funds Asset Allocation SAST
                             Asset Allocation
                             Balanced
                             Franklin Income VIP Fund
                             Managed Allocation Balanced
                             Managed Allocation Moderate
                             Managed Allocation Moderate Growth
                             SA MFS Total Return
                             SunAmerica Dynamic Allocation Portfolio
                             SunAmerica Dynamic Strategy Portfolio
 Option 3    10% Secure      90% Ultra Short Bond Portfolio
             Value Account



                                      F-27




FLEXIBLE ALLOCATION - BUILD-YOUR-OWN OPTION 4:




   INVESTMENT        FLEXIBLE                VARIABLE PORTFOLIOS
     GROUP          ALLOCATION            AND/OR DCA FIXED ACCOUNTS
 A. BOND, AND     Minimum 20%     Corporate Bond
  DCA             Maximum 90%     Global Bond
  FIXED                           Government and Quality Bond
  ACCOUNT                         Real Return
                                  SA JPMorgan MFS Core Bond
                                  Ultra Short Bond Portfolio
                                  DCA FIXED ACCOUNTS*
                                  DCA 6-Month
                                  1-Year DCA
                                  2-Year DCA
                                  FIXED ACCOUNTS
                                  1-Year Fixed (if available)
 B. EQUITY         Minimum 0%     Aggressive Growth
                  Maximum 70%     American Funds Asset Allocation SAST
                                  American Funds Global Growth SAST
                                  American Funds Growth SAST
                                  American Funds Growth-Income SAST
                                  Asset Allocation
                                  Balanced
                                  Blue Chip Growth
                                  Capital Appreciation
                                  "Dogs" of Wall Street
                                  Equity Opportunities
                                  Foreign Value
                                  Franklin Income VIP Fund
                                  Franklin Founding Funds Allocation VIP
                                  Fund
                                  Fundamental Growth
                                  Global Equities
                                  Growth
                                  Growth-Income
                                  High-Yield Bond
                                  International Diversified Equities
                                  International Growth and Income
                                  Invesco V.I. American Franchise Fund,
                                  Series II Shares
                                  Invesco V.I. Comstock Fund, Series II
                                  Shares
                                  Invesco V.I. Growth and Income Fund,
                                  Series II Shares
                                  Lord Abbett Growth and Income
                                  Managed Allocation Balanced
                                  Managed Allocation Growth
                                  Managed Allocation Moderate
                                  Managed Allocation Moderate Growth
                                  SA AB Growth
                                  SA Janus Focused Growth
                                  SA Legg Mason BW Large Cap Value
                                  SA MFS Massachusetts Investors Trust
                                  SA MFS Total Return
                                  Small & Mid Cap Value
                                  SunAmerica Dynamic Allocation Portfolio
                                  Telecom Utility
 C. LIMITED        Minimum 0%     Capital Growth
  EQUITY          Maximum 10%     Emerging Markets
                                  Growth Opportunities
                                  Mid-Cap Growth
                                  Natural Resources
                                  Real Estate
                                  Small Company Value
                                  Technology
                                  VCP Managed Asset Allocation SAST
                                  Portfolio


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.


How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.


To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios, DCA Fixed Accounts or 1-Year Fixed Account, if available. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.



REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


                                      F-28



What are the factors used to calculate Polaris Income Builder?

The benefit offered by Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary. The MINIMUM INCOME BASE is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT. PLEASE SEE THE INCOME CREDIT TABLES ABOVE TO DETERMINE THE INCOME CREDIT APPLICABLE TO YOU.

The Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

PLEASE SEE THE TABLE UNDER "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Builder?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


                                      F-29



How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME BUILDER?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS POLARIS INCOME BUILDER?" BELOW.


What are the effects of withdrawals on Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year.

The impact of withdrawals on specific factors is further explained below:

INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.


What is the fee for Polaris Income Builder?

The fee for Polaris Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first


                                      F-30



Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.


IF YOU PURCHASED YOUR CONTRACT AND ELECTED SUNAMERICA INCOME BUILDER PRIOR TO JANUARY 23, 2012, THE FEE ADJUSTMENTS ARE BASED ON THE VALUE OF THE VIX ON EACH BENEFIT QUARTER ANNIVERSARY. All other calculations and fee rate parameters remain the same as the table above.


Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.


If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.


In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.


When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.


                                      F-31



We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

No Income Credit will be included in the calculation of the Income Base when an RMD is taken.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Builder. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or


                                      F-32



after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:


   CANCELLATION                         CANCELLATION
 REQUEST RECEIVED                      EFFECTIVE DATE
     Years 1-5                  5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the receipt
                                 of the cancellation request


Once cancellation is effective, the guarantees under Polaris Income Builder are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.


If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Builder?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market or similar portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF THE LIVING BENEFIT.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "Can I elect to cancel my Living Benefit?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

We reserve the right to modify, suspend or terminate the optional Living Benefits at any time for prospectively issued contracts.


                                      F-33



MARKETLOCK FOR LIFE

MarketLock For Life is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the MarketLock For Life living benefit, the following provisions apply.


How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.


What determines the amount I can receive each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


         AGE OF THE COVERED PERSON AT               MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday      5% of Income Base
              On or after 76th birthday           6% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


     AGE OF THE YOUNGER COVERED PERSON OR
         SURVIVING COVERED PERSON AT                MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday     4.75% of Income Base
              On or after 76th birthday          5.75% of Income Base

Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:



  1    Invest in one of the three available Allocations*:
       Allocation 1, Allocation 2 or Allocation 3
       or
       Invest in one of three available Combination Allocations*:
       Combination Allocation 1, 2 or 3
       * Please see the allocations for the formerly available
       Polaris Portfolio Allocator Models and 50%-50%
       Combination Models in the POLARIS PORTFOLIO
       ALLOCATOR PROGRAM and 50%-50% COMBINATION
       MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR
       TO FEBRUARY 6, 2017 APPENDIX.
  2    Invest in one or more of the following Variable Portfolios:
       American Funds Asset Allocation SAST
       Asset Allocation
       Balanced
       Franklin Income VIP Fund
       Managed Allocation Balanced
       Managed Allocation Moderate
       Managed Allocation Moderate Growth
       SA MFS Total Return
       SunAmerica Dynamic Allocation Portfolio
       SunAmerica Dynamic Strategy Portfolio
  3    Invest in the Ultra Short Bond Portfolio
  4    In accordance with the requirements outlined in the table
       below:




  INVESTMENT       INVESTMENT         VARIABLE PORTFOLIOS
     GROUP        REQUIREMENT        AND/OR FIXED ACCOUNTS
 A. Bond,        Minimum 20%     Corporate Bond
  Cash           Maximum 90%     Global Bond
  and Fixed                      Government and Quality Bond
  Accounts                       Real Return
                                 SA JPMorgan MFS Core Bond
                                 Ultra Short Bond Portfolio
                                 DCA FIXED ACCOUNTS*
                                 6-Month DCA
                                 1-Year DCA
                                 2-Year DCA
                                 FIXED ACCOUNTS
                                 1-Year Fixed (if available)

                                      F-34




  INVESTMENT      INVESTMENT               VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT              AND/OR FIXED ACCOUNTS
 B. Equity       Minimum 0%     Aggressive Growth
                Maximum 70%     American Funds Asset Allocation SAST
                                American Funds Global Growth SAST
                                American Funds Growth SAST
                                American Funds Growth-Income SAST
                                Asset Allocation
                                Balanced
                                Blue Chip Growth
                                Capital Appreciation
                                "Dogs" of Wall Street
                                Equity Opportunities
                                Foreign Value
                                Franklin Founding Funds Allocation VIP
                                Fund
                                Franklin Income VIP Fund
                                Fundamental Growth
                                Global Equities
                                Growth
                                Growth-Income
                                High-Yield Bond
                                International Diversified Equities
                                International Growth and Income
                                Invesco V.I. American Franchise Fund,
                                Series II Shares
                                Invesco V.I. Comstock Fund, Series II
                                Shares
                                Invesco V.I. Growth and Income Fund,
                                Series II Shares
                                Lord Abbett Growth and Income
                                Managed Allocation Balanced
                                Managed Allocation Growth
                                Managed Allocation Moderate
                                Managed Allocation Moderate Growth
                                SA AB Growth
                                SA Janus Focused Growth
                                SA Legg Mason BW Large Cap Value
                                SA MFS Massachusetts Investors Trust
                                SA MFS Total Return
                                Small & Mid Cap Value
                                SunAmerica Dynamic Allocation Portfolio
                                SunAmerica Dynamic Strategy Portfolio
                                Telecom Utility
 C. Limited      Minimum 0%     Capital Growth
  Equity        Maximum 10%     Emerging Markets
                                Growth Opportunities
                                Mid-Cap Growth
                                Natural Resources
                                Real Estate
                                Small Company Value
                                Technology

* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.


What are the factors used to calculate MarketLock For Life?

The benefit offered by MarketLock For Life is calculated by considering the factors described below:

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in


                                      F-35



determining the Eligible Purchase Payments. We will not accept subsequent Purchase Payments after the 5th contract year.


ELIGIBLE PURCHASE PAYMENTS


     FIRST CONTRACT YEAR             SUBSEQUENT CONTRACT YEARS
 100% of Purchase Payments   Purchase Payments received in contract
 Received                    years 2-5, capped at 100% of Purchase
                             Payments received in the first contract
                             year

SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.


How can the Income Base be increased?

On each Benefit Year Anniversary during the Income Base Evaluation Period, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base.

Increases to your Income Base occur on Benefit Year Anniversaries as described above. However, Eligible Purchase Payments can increase your Income Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


What is the fee for MarketLock For Life?

The fee for MarketLock For Life is calculated as a percentage of the Income Base and deducted quarterly from your contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. The fee depends on whether you elect to cover one life or two lives. The fee is as follows:


        NUMBER OF
     COVERED PERSONS           ANNUAL FEE RATE
 For One Covered Person     0.70% of Income Base
 For Two Covered Persons    0.95% of Income Base

An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata charge is calculated by multiplying the fee by the number of days between the date the prior fee was last assessed and the date of surrender divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals. Excess Withdrawals may significantly reduce the value of or terminate the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.


                                      F-36



     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "WHAT ARE THE FACTORS USED TO CALCULATE MARKETLOCK FOR LIFE?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.


Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than 30 days after the end of the current Income Base Evaluation Period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.

ALL REFERENCES TO "LIVING BENEFIT" BELOW REFER TO MARKETLOCK FOR LIFE.


When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.


IF YOU ELECT ONE COVERED PERSON:


                              COVERED PERSON
                            MINIMUM     MAXIMUM
                              AGE         AGE
         One Owner            45          80
      Joint Owners(1)         45          80

                                      F-37



IF YOU ELECT TWO COVERED PERSONS:


                               COVERED PERSON #1      COVERED PERSON #2
                              MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                                AGE         AGE         AGE         AGE
       NON-QUALIFIED:
       Joint Owners(2)          45          80          45          85
       NON-QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(3)
         QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(3)

(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The Spousal Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period, the Continuing Spouse will continue to receive any increases to the Income Base for the duration of the Income Base Evaluation Period, while the contract value is greater than zero. The Continuing Spouse will also be eligible to elect to extend the Income Base Evaluation Period, upon expiration of the applicable period.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


                                      F-38



What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you; or,

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


 CANCELLATION REQUEST
       RECEIVED                     CANCELLATION EFFECTIVE DATE
       Years 1-5                   5th Benefit Year Anniversary
      Years 6-10                   10th Benefit Year Anniversary
       Years 10+         Benefit Year Anniversary following the receipt of
                                     the cancellation request

Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation. If you cancelled MarketLock For Life, you may not extend the Income Base Evaluation Period.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Year in which the cancellation occurs, on the Benefit Year Anniversary. Thereafter, the fee will no longer be charged.

If you cancelled MarketLock For Life, the surviving Covered Person may not extend the Income Base Evaluation Period. The surviving Covered Person may no longer re-elect or reinstate the Living Benefit after cancellation.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


                                      F-39



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


MARKETLOCK INCOME PLUS


When and how may I elect MarketLock Income Plus?

You may have elected MarketLock Income Plus at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit.

You may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased and the number of Covered Persons. The tables below provide the age requirement for this feature.


IF YOU ELECTED ONE COVERED PERSON:


                                   COVERED PERSON
                                 MINIMUM     MAXIMUM
                                   AGE       AGE(1)
           ONE OWNER               45          80
   JOINT OWNERS (based on the
     age of the older Owner)       45          80

IF YOU ELECTED TWO COVERED PERSONS:


                               COVERED PERSON #1      COVERED PERSON #2
                              MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                                AGE        AGE(1)       AGE       AGE(1)
       NON-QUALIFIED:
        Joint Owners            45          80          45          85
       NON-QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)
         QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


How does MarketLock Income Plus work?

MarketLock Income Plus locks in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.


Is there an additional guarantee if I do not take withdrawals for 12 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year anniversary. On the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.


What determines the maximum amount of withdrawals I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base or your Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


    AGE OF THE COVERED PERSON AT          MAXIMUM ANNUAL
      TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
        Prior to 65th birthday          4% of Income Base
      On or after 65th birthday         5% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


     AGE OF THE YOUNGER COVERED
    PERSON OR SURVIVING COVERED
      PERSON AT TIME OF FIRST             MAXIMUM ANNUAL
             WITHDRAWAL                WITHDRAWAL PERCENTAGE
        Prior to 65th birthday          4% of Income Base
      On or after 65th birthday        4.75% of Income Base

As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from


                                      F-40



this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.


Are there investment requirements if I elect MarketLock Income Plus?

As long as you have not elected to cancel the feature, you must comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations in one of four ways:

     1.   Invest 100% in the Ultra Short Bond Portfolio; or

     2. Invest 100% in either Allocation* 1, 2 or 3, or Combination Allocation* 1, 2 or 3; or


* Please see the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models in the POLARIS PORTFOLIO PROGRAM and 50%-50% COMBINATION PORTFOLIO ALLOCATOR MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX.


     3.   Invest 100% in one or a combination of the following Variable
          Portfolios:
          American Funds Asset Allocation SAST
          Asset Allocation
          Balanced
          Franklin Income VIP Fund
          Managed Allocation Balanced
          Managed Allocation Moderate
          Managed Allocation Moderate Growth
          SA MFS Total Return
          SunAmerica Dynamic Allocation Portfolio; or
          SunAmerica Dynamic Strategy Portfolio

     4.   In accordance with the requirements outlined in the table below:


  INVESTMENT       INVESTMENT                VARIABLE PORTFOLIOS
     GROUP         REQUIREMENT              AND/OR FIXED ACCOUNTS
 A. Bond,         Minimum 30%     Corporate Bond
  Cash           Maximum 100%     Global Bond
  and Fixed                       Government and Quality Bond
  Accounts                        Real Return
                                  SA JPMorgan MFS Core Bond
                                  Ultra Short Bond Portfolio
                                  DCA FIXED ACCOUNTS
                                  6-Month DCA
                                  1-Year DCA
                                  2-Year DCA
                                  FIXED ACCOUNTS
                                  1-Year Fixed (if available)
 B. Equity        Minimum 0%      Aggressive Growth
  Maximum         Maximum 70%     American Fund Asset Allocation SAST
                                  American Funds Global Growth SAST
                                  American Funds Growth SAST
                                  American Funds Growth-Income SAST
                                  Asset Allocation
                                  Balanced
                                  Blue Chip Growth
                                  Capital Appreciation
                                  "Dogs" of Wall Street
                                  Equity Opportunities
                                  Foreign Value
                                  Franklin Founding Funds Allocation VIP
                                  Fund
                                  Franklin Income VIP Fund
                                  Fundamental Growth
                                  Global Equities
                                  Growth
                                  Growth-Income
                                  High-Yield Bond
                                  International Diversified Equities
                                  International Growth and Income
                                  Invesco V.I. American Franchise Fund,
                                  Series II Shares
                                  Invesco V.I. Comstock Fund, Series II
                                  Shares
                                  Invesco V.I. Growth and Income Fund,
                                  Series II Shares
                                  Lord Abbett Growth and Income
                                  Managed Allocation Balanced
                                  Managed Allocation Growth
                                  Managed Allocation Moderate
                                  Managed Allocation Moderate Growth
                                  SA AB Growth
                                  SA Janus Focused Growth
                                  SA Legg Mason BW Large Cap Value
                                  SA MFS Massachusetts Investors Trust
                                  SA MFS Total Return
                                  Small & Mid Cap Value
                                  SunAmerica Dynamic Allocation Portfolio
                                  SunAmerica Dynamic Strategy Portfolio
                                  Telecom Utility
 C. Limited       Minimum 0%      Capital Growth
  Equity          Maximum 10%     Emerging Markets
                                  Growth Opportunities
                                  Mid-Cap Growth
                                  Natural Resources
                                  Real Estate
                                  Small Company Value
                                  Technology

If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application


                                      F-41



or subsequent Purchase Payment(s) to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:

     o     any transfer or reallocation you initiate; or

     o     any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations promptly.


How are the components for MarketLock Income Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1.   100% of Purchase Payments received during the first contract year;
          and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. We will not accept subsequent Purchase Payments after the 5th contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value, as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary during an Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.


                                      F-42



SEVENTH,we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

    (a)        is the cumulative Eligible Purchase Payments; and

    (b) is the current Income Base, increased by the Income Credit, if any; and

    (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during an Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

    (a)        the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        the current Income Base plus the Income Credit, if any.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than
(a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of
(a) and (b), where:

    (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

    (b)        is the Minimum Income Base.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.


What are the effects of withdrawals on MarketLock Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take


                                      F-43



a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base, if applicable. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal. Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.

What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:


 NUMBER OF COVERED PERSONS       ANNUALIZED FEE
 For One Covered Person      1.10% of Income Base
 For Two Covered Persons     1.35% of Income Base

The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under this feature.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.


Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

After the initial Income Base Evaluation Period and initial Income Credit Period, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of


                                      F-44



each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each evaluation period. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.


Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended after the end of the First Extension. However, the Income Base Evaluation Period as described above may be extended.

PLEASE SEE ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING MARKETLOCK INCOME PLUS.


MARKETLOCK FOR LIFE PLUS


When and how may I elect MarketLock For Life Plus?

You may have elected MarketLock For Life Plus at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit.

You may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECTED ONE COVERED PERSON:


                                   COVERED PERSON
                                 MINIMUM     MAXIMUM
                                   AGE       AGE(1)
           One Owner               45          80
   JOINT OWNERS (based on the
     age of the older Owner)       45          80

IF YOU ELECTED TWO COVERED PERSONS:


                               COVERED PERSON #1      COVERED PERSON #2
                              MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                                AGE        AGE(1)       AGE       AGE(1)
       NON-QUALIFIED:
        Joint Owners            45          80          45          85
       NON-QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)
         QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


How does MarketLock For Life Plus work?

MarketLock For Life Plus locks in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.


Is there an additional guarantee if I do not take withdrawals for 12 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year anniversary. On the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.


                                      F-45



What determines the maximum amount I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


         AGE OF THE COVERED PERSON AT               MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday      5% of Income Base
              On or after 76th birthday           6% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


      AGE OF THE YOUNGER COVERED PERSON
        OR SURVIVING COVERED PERSON AT              MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday     4.75% of Income Base
              On or after 76th birthday          5.75% of Income Base

As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.


Are there investment requirements if I elect MarketLock For Life Plus?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.


INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations in one of four ways:

     1.   Invest 100% in the Ultra Short Bond Portfolio; or

     2. Invest 100% in either Allocation* 1, 2 or 3, or Combination Allocation* 1, 2 or 3; or


* Please see the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models in the POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX.


     3.   Invest 100% in one or a combination of the following Variable
          Portfolios:

          American Funds Asset Allocation SAST
          Asset Allocation
          Balanced
          Franklin Income VIP Fund
          Managed Allocation Balanced
          Managed Allocation Moderate
          Managed Allocation Moderate Growth
          SA MFS Total Return
          SunAmerica Dynamic Allocation Portfolio
          SunAmerica Dynamic Strategy Portfolio; or

     4. Invest in accordance with the requirements outlined in the table below:


  INVESTMENT       INVESTMENT          VARIABLE PORTFOLIOS
     GROUP         REQUIREMENT        AND/OR FIXED ACCOUNTS
 A. Bond,         Minimum 30%     Corporate Bond
  Cash           Maximum 100%     Global Bond
  and Fixed                       Government and Quality Bond
  Accounts                        Real Return
                                  SA JPMorgan MFS Core Bond
                                  Ultra Short Bond Portfolio
                                  DCA FIXED ACCOUNTS
                                  6-Month DCA
                                  1-Year DCA
                                  2-Year DCA
                                  FIXED ACCOUNTS
                                  1-Year Fixed (if available)

                                      F-46




  INVESTMENT      INVESTMENT               VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT              AND/OR FIXED ACCOUNTS
 B. Equity       Minimum 0%     Aggressive Growth
  Maximum       Maximum 70%     American Fund Asset Allocation SAST
                                American Funds Global Growth SAST
                                American Funds Growth SAST
                                American Funds Growth-Income SAST
                                Asset Allocation
                                Balanced
                                Blue Chip Growth
                                Capital Appreciation
                                "Dogs" of Wall Street
                                Equity Opportunities
                                Foreign Value
                                Franklin Founding Funds Allocation VIP
                                Fund
                                Franklin Income VIP Fund
                                Fundamental Growth
                                Global Equities
                                Growth
                                Growth-Income
                                High-Yield Bond
                                International Diversified Equities
                                International Growth and Income
                                Invesco V.I. American Franchise Fund,
                                Series II Shares
                                Invesco V.I. Comstock Fund, Series II
                                Shares
                                Invesco V.I. Growth and Income Fund,
                                Series II Shares
                                Lord Abbett Growth and Income
                                Managed Allocation Balanced
                                Managed Allocation Growth
                                Managed Allocation Moderate
                                Managed Allocation Moderate Growth
                                SA AB Growth
                                SA Janus Focused Growth
                                SA Legg Mason BW Large Cap Value
                                SA MFS Massachusetts Investors Trust
                                SA MFS Total Return
                                Small & Mid Cap Value
                                SunAmerica Dynamic Allocation Portfolio
                                SunAmerica Dynamic Strategy Portfolio
                                Telecom Utility
 C. Limited      Minimum 0%     Capital Growth
  Equity        Maximum 10%     Emerging Markets
                                Growth Opportunities
                                Mid-Cap Growth
                                Natural Resources
                                Real Estate
                                Small Company Value
                                Technology

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing, because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions, after any of the following transactions:

     o     any transfer or reallocation you initiate; or

     o     any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements promptly.


How are the components for MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1.   100% of Purchase Payments received during the first contract year;
          and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. We will not accept subsequent Purchase Payments after the 5th contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the


                                      F-47



initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary during an Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

    (a)        is the cumulative Eligible Purchase Payments; and

    (b) is the current Income Base, increased by the Income Credit, if any; and

    (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during an Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

    (a)        the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        the current Income Base plus the Income Credit, if any.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than
(a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of
(a) and (b), where:

    (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

    (b)        is the Minimum Income Base.

The Income Base and Income Credit Base, if applicable are increased each time subsequent Eligible Purchase Payments


                                      F-48



are made, and decreased each time an Excess Withdrawal is taken in the same proportion by which the contract value is reduced by the Excess Withdrawal. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.


What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives.


 NUMBER OF COVERED PERSONS       ANNUALIZED FEE
 For One Covered Person      0.95% of Income Base
 For Two Covered Persons     1.25% of Income Base

The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.


What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.


Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

After the initial Income Base Evaluation Period and initial Income Credit Period, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or


                                      F-49



younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.


Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended after the end of the First Extension. However, the Income Base Evaluation Period as described above may be extended.


ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFIT PROVISIONS

The following provides additional information applicable to MarketLock Income Plus and MarketLock For Life Plus.

What happens if the contract value is reduced to zero while my Living Benefit is still in effect?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of the Living Benefit over the lifetime of the Covered Person(s); however, the Income Base is no longer eligible to be increased.

However, if at any time an Excess Withdrawal reduces your contract value to zero, no further benefits will remain under the Living Benefit and your contract along with the Living Benefit will terminate. For MarketLock Income Plus and MarketLock For Life Plus, an Income Credit is not available if the contract value is reduced to zero, even if a Living Benefit remains payable.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining Living Benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

If you do not select an option above, the remaining Living Benefit will be paid as the current Maximum Annual Withdrawal Amount based on the Maximum Annual Withdrawal Percentage applicable to the Living Benefit divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the Living Benefit in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


What happens to my Living Benefit upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates the Living Benefit and the contract; or


                                      F-50



     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period, if applicable.

If you have elected MarketLock Income Plus or MarketLock For Life Plus, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 12 Benefit Years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 12 YEARS?"

In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, upon the expiration of the applicable period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" IF YOU HAVE ELECTED MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3.   Any option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


Can I elect to cancel my Living Benefit?

The Living Benefit may be cancelled by you on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the Living Benefit, you will no longer be charged a fee after the cancellation is effective and the guarantees under the Living Benefit are terminated. In addition, the investment requirements for Living Benefit will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and you may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary following the death of the first Covered Person. Once the surviving Covered Person elects to cancel the feature, the fee will no longer be charged and the guarantees under the Living Benefit will be terminated. In addition, the investment requirements for the Living Benefit will no longer apply to the contract. The surviving Covered Person may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and may no longer re-elect or reinstate the Living Benefit after cancellation.


Are there circumstances under which my Living Benefit will automatically terminate?

The Living Benefit automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

                                      F-51

     3.   A death benefit is paid and the contract is terminated; or

     4.   Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT FEATURE? ABOVE."

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AS INDICATED ABOVE. WE ALSO RESERVE THE RIGHT TO MODIFY THE LIVING BENEFITS AT THE TIME OF EXTENSION FOR EXISTING CONTRACTS AS INDICATED ABOVE.


                                      F-52

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX G - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
                     CONTRACTS ISSUED PRIOR TO MAY 1, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




TABLE OF CONTENTS


Standard and Maximum Anniversary Value death
  benefits for contracts issued between June 20,
  2011 and April 30, 2017............................. G-1
Standard and Maximum Anniversary Value death
  benefits for contracts issued between May 1, 2009
  and June 19, 2011................................... G-4
Combination HV & Roll-Up death benefit for
  contracts issued prior to January 23, 2012.......... G-3


Certain Death Benefits are no longer offered or have changed since first being offered. None of the death benefits described below are currently being offered. If your contract was issued prior to May 1, 2017 and you elected the standard death benefit option or the optional Maximum Anniversary Value death benefit, the following provisions are applicable to the benefit you elected.


DEATH BENEFIT DEFINED TERMS

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.


STANDARD DEATH BENEFIT

If you elected the standard death benefit, the Separate Account charge for your contract without election of any optional death benefit is 1.30% and includes the return of Purchase Payment Death Benefit fee of 0.15% as follows:


SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 (deducted from the average daily ending net asset value allocated to the Variable Portfolios)



  Separate Account Charge........................... 1.30%
  Maximum Anniversary Value Death Benefit Fee, if
     elected........................................ 0.25%
  Early Access* Fee, if elected..................... 0.40%
                                                     ----
  MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES.......... 1.95%
                                                     ====


* The Early Access feature is available on contracts issued on or after May 2, 2016.


STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION

THE FOLLOWING PROVISIONS APPLY TO THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

The Combination HV & Roll-Up death benefit is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the optional Combination HV & Roll-Up death benefit, the following provisions are applicable to the benefit you elected.


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT

If you elected the Combination HV & Roll-Up death benefit, you may not elect any available Fixed Account and you cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit may only have been elected prior to your 76th birthday at contract issue. It was not available for election in New York and Washington.

The death benefit is the greatest of:

     1.   Contract value; or

     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, plus Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary; or

     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

          a.  15 years after the contract date; or

          b.  The day before your 80th birthday; or

          c.  The date of death,

          adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.


COMBINATION HV & ROLL-UP DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the original Owner elected the optional Combination HV& Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1.   Contract value; or

     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, plus any Continuation Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date; or

     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          a.  15 years after the contract date; or

          b.  The day before the Continuing Spouse's 80th birthday; or

          c.  The Continuing Spouse's date of death,

          adjusted for Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.

If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies.


DEATH BENEFIT DEFINED TERMS

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

THE FOLLOWING IS THE DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND JUNE 19, 2011.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The Maximum Anniversary Value death benefit can only be elected prior to your 83rd birthday.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by any Withdrawal Adjustment; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, reduced by any Withdrawal Adjustment since that contract anniversary. The anniversary value for any year is equal to the contract value on the applicable anniversary.

THE FOLLOWING IS THE DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND JUNE 19, 2011.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH WITHOUT ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.   Contract value; or

     b.   Continuation Net Purchase Payments; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, adjusted for any Continuation Net Purchase Payments received since that anniversary. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH WITH ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.   Contract value; or

     b. Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, reduced by any Withdrawal Adjustment since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING IS THE DESCRIPTION OF THE STANDARD DEATH BENEFIT FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.


STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments

If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Net Purchase Payments; or

          b.  125% of Contract value.


STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   Contract value; or

     2. Purchase Payments received prior to the first contract anniversary reduced by any Withdrawal Adjustment.

If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a. Net Purchase Payments received prior to the first contract anniversary; or

          b.  125% of Contract value.

THE FOLLOWING IS A DESCRIPTION OF THE STANDARD DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.


STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITHOUT ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:

     1.   Contract value; or

     2.   Continuation Net Purchase Payments

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Continuation Net Purchase Payments; or

          b.  125% of Contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.


STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITH ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:

     1.   Contract value; or

     2. Continuation Purchase Payments received prior to the first contract anniversary reduced by any Withdrawal Adjustment after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a. Continuation Net Purchase Payments received prior to the first contract anniversary; or

          b.  125% of Contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      APPENDIX H - WITHDRAWAL CHARGE SCHEDULE, FREE WITHDRAWAL AMOUNT AND

      CONTRACT MAINTENANCE FEE FOR CONTRACTS ISSUED PRIOR TO JULY 18, 2011
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING IS THE WITHDRAWAL CHARGE SCHEDULE IF YOU PURCHASED YOUR CONTRACT PRIOR TO JULY 18, 2011.


WITHDRAWAL CHARGE SCHEDULE FOR CONTRACTS ISSUED PRIOR TO JULY 18, 2011:


 YEARS SINCE PURCHASE
 PAYMENT RECEIPT           1       2       3       4       5       6       7   8+
 WITHDRAWAL CHARGE         7%      6%      6%      5%      4%      3%      2%  0%

THE FOLLOWING IS THE FREE WITHDRAWAL AMOUNT IF YOU PURCHASED YOUR CONTRACT PRIOR TO JULY 18, 2011.


FREE WITHDRAWAL AMOUNT

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     o Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     o Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, during the first contract year, your free withdrawal amount is the greatest of:

     (1)    your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, after the first contract year, your free withdrawal amount is the greatest of (1), (2) or (3) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1)    your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you do not elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, the provisions below describe your free withdrawal amount.

During the first contract year, your free withdrawal amount is the greater of:

     (1)    your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

After the first contract year, your free withdrawal amount is the greater of
(1) or (2) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1)    your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge.

Amounts withdrawn free of a withdrawal charge under the 10% provision do not reduce the amount you invested for purposes of calculating the withdrawal charge and penalty-free earnings. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals under the 10% provision would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.


CONTRACT MAINTENANCE FEE

If you purchased your contract prior to June 20, 2011, the contract maintenance fee is $35 ($30 in New Mexico and North Dakota) and the fee may be waived if the contract value is $50,000 or more.


                                      H-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX I - POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL

             PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES, THE POLARIS ALLOCATOR PROGRAM IS NO LONGER OFFERED.

IF YOU INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.

ADDITIONALLY, IF YOU ELECTED A LIVING BENEFIT WHICH ALLOWED POLARIS PORTFOLIO ALLOCATOR MODELS AS PART OF THE INVESTMENT REQUIREMENTS, you may trade out of your allocation at any time into any investment that meets your Living Benefit's investment requirements, including the asset allocation of the Variable Portfolios listed in the table below ("Allocations"). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for Living Benefits which previously allowed Polaris Portfolio Allocator Models.

ALLOCATIONS
(EFFECTIVE FEBRUARY 6, 2017)


   VARIABLE PORTFOLIOS       ALLOCATION 1     ALLOCATION 2     ALLOCATION 3     ALLOCATION 4*
 American Funds
   Global Growth
   SAST                           2.0%             3.0%             4.0%             6.0%
 American Funds
   Growth-Income
   SAST                           0.0%             0.0%             1.0%             4.0%
 Blue Chip Growth                 2.0%             3.0%             4.0%             4.0%
 Capital Appreciation             3.0%             3.0%             4.0%             5.0%
 Capital Growth                   2.0%             3.0%             3.0%             4.0%
 Corporate Bond                  10.0%             8.0%             7.0%             1.0%
 "Dogs" of Wall Street            3.0%             3.0%             3.0%             5.0%
 Emerging Markets                 0.0%             1.0%             2.0%             2.0%
 Equity Opportunities             3.0%             4.0%             4.0%             6.0%
 Foreign Value                    3.0%             3.0%             3.0%             4.0%
 Global Bond                      4.0%             4.0%             2.0%             2.0%
 Government and
   Quality Bond                   8.0%             8.0%             7.0%             2.0%
 Growth-Income                    6.0%             7.0%             8.0%             8.0%
 High-Yield Bond                  4.0%             3.0%             2.0%             0.0%
 International
   Diversified Equities           3.0%             3.0%             4.0%             5.0%
 Invesco V.I. Comstock
   Fund, Series II
   Shares                         5.0%             5.0%             6.0%             8.0%
 Invesco V.I. Growth
   and Income Fund,
   Series II Shares               6.0%             7.0%             8.0%             8.0%
 Real Estate                      0.0%             0.0%             0.0%             1.0%
 Real Return                      5.0%             3.0%             2.0%             0.0%
 SA AB Growth                     1.0%             1.0%             1.0%             2.0%
 SA Janus Focused
   Growth                         0.0%             1.0%             1.0%             2.0%
 SA JPMorgan MFS
   Core Bond                     17.0%            13.0%            10.0%             5.0%
 SA Legg Mason BW
   Large Cap Value                4.0%             4.0%             4.0%             5.0%
 SA MFS
   Massachusetts
   Investors Trust                6.0%             6.0%             7.0%             8.0%
 Small & Mid Cap
   Value                          1.0%             1.0%             1.0%             2.0%
 Small Company Value              0.0%             2.0%             2.0%             1.0%
 Ultra Short Bond                 2.0%             1.0%             0.0%             0.0%
                  TOTAL           100%             100%             100%             100%

* Allocation 4 above is only available if you elected the Polaris Income Plus Daily Living Benefit prior to February 6, 2017.


                                      I-1

EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES THE COMBINATION MODEL PROGRAM WILL NO LONGER BE OFFERED.

IF YOU INVESTED IN A COMBINATION MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a 50%-50% Combination Model and you may no longer trade into any other Combination Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.


                                      I-2



         Please forward a copy (without charge) of the Polaris Platinum III Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                          [POLARIS PLATINUM III LOGO]
                                   PROSPECTUS


                                  MAY 1, 2017

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                           VARIABLE SEPARATE ACCOUNT

                                      and

                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2017. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



UNDERLYING FUNDS:                                  MANAGED BY:
  Aggressive Growth                                Wells Capital Management Incorporated
  American Funds Asset Allocation SAST             Capital Research and Management Company(1)
  American Funds Global Growth SAST                Capital Research and Management Company(1)
  American Funds Growth SAST                       Capital Research and Management Company(1)
  American Funds Growth-Income SAST                Capital Research and Management Company(1)
  Asset Allocation                                 Edge Asset Management, Inc.
  Asset Allocation: Diversified Growth             Putnam Investment Management, LLC
  Balanced                                         J.P. Morgan Investment Management Inc.
  Blue Chip Growth                                 Massachusetts Financial Services Company
  Capital Appreciation                             Wellington Management Company LLP
  Capital Growth                                   The Boston Company Asset Management, LLC
  Corporate Bond                                   Federated Investment Management Company
  "Dogs" of Wall Street                            SunAmerica Asset Management, LLC
  Emerging Markets                                 J.P. Morgan Investment Management Inc.
  Equity Opportunities                             OppenheimerFunds, Inc.
  Foreign Value                                    Templeton Investment Counsel, LLC
  Franklin Founding Funds Allocation VIP Fund      Franklin Templeton Services, LLC
  Franklin Income VIP Fund                         Franklin Advisers, Inc.
  Fundamental Growth                               Wells Capital Management Incorporated
  Global Bond                                      Goldman Sachs Asset Management International
  Global Equities                                  J.P. Morgan Investment Management Inc.
  Goldman Sachs VIT Government Money Market Fund   Goldman Sachs Asset Management, L.P.
  Government and Quality Bond                      Wellington Management Company LLP
  Growth                                           Wellington Management Company LLP
  Growth-Income                                    J.P. Morgan Investment Management Inc.
  Growth Opportunities                             Invesco Advisers, Inc.


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                          MANAGED BY:
  High-Yield Bond                                          PineBridge Investments LLC
  International Diversified Equities                       Morgan Stanley Investment Management Inc.
  International Growth and Income                          Putnam Investment Management, LLC
  Invesco V.I. American Franchise Fund, Series II Shares   Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund, Series II Shares             Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund, Series II Shares    Invesco Advisers, Inc.
  Lord Abbett Growth and Income                            Lord, Abbett & Co. LLC
  Managed Allocation Balanced                              SunAmerica Asset Management, LLC
  Managed Allocation Growth                                SunAmerica Asset Management, LLC
  Managed Allocation Moderate                              SunAmerica Asset Management, LLC
  Managed Allocation Moderate Growth                       SunAmerica Asset Management, LLC
  Mid-Cap Growth                                           J.P. Morgan Investment Management Inc.
  Natural Resources                                        Wellington Management Company LLP
  Real Estate                                              FIAM LLC
  Real Return                                              Wellington Management Company LLP
  SA AB Growth                                             AllianceBernstein L.P.
  SA BlackRock Multi-Asset Income                          BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio            BlackRock Investment Management, LLC
  SA Index Allocation 90/10 Portfolio                      SunAmerica Asset Management, LLC
  SA Index Allocation 80/20 Portfolio                      SunAmerica Asset Management, LLC
  SA Index Allocation 60/40 Portfolio                      SunAmerica Asset Management, LLC
  SA Janus Focused Growth(2)                               Janus Capital Management, LLC(2)
  SA JPMorgan MFS Core Bond                                J.P. Morgan Investment Management Inc. and Massachusetts
                                                           Financial Services Company
  SA Legg Mason BW Large Cap Value                         Brandywine Global Investment Management, LLC
  SA MFS Massachusetts Investors Trust                     Massachusetts Financial Services Company
  SA MFS Total Return                                      Massachusetts Financial Services Company
  SA Schroders VCP Global Allocation Portfolio             Schroder Investment Management North America Inc.
  SA T. Rowe Price VCP Balanced Portfolio                  T. Rowe Price Associates, Inc.
  Small & Mid Cap Value                                    AllianceBernstein L.P.
  Small Company Value                                      Franklin Advisory Services, LLC
  Strategic Multi-Asset                                    Wellington Management Company LLP
  SunAmerica Dynamic Allocation Portfolio                  SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SunAmerica Dynamic Strategy Portfolio                    SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  Technology                                               Columbia Management Investment Advisers, LLC
  Telecom Utility                                          Massachusetts Financial Services Company
  Ultra Short Bond Portfolio                               Dimensional Fund Advisors LP
  VCP Managed Asset Allocation SAST Portfolio              Capital Research and Management Company(1)
  VCP Total Return Balanced Portfolio                      Pacific Investment Management Company LLC
  VCP Value Portfolio                                      Invesco Advisers, Inc.



1 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.



2 On June 30, 2016, SA Marsico Focused Growth Portfolio changed its name to SA
  Janus Focused Growth Portfolio, and its investment manager changed from Marsico Capital Management, LLC to Janus Capital Management, LLC.



                                       2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------







GLOSSARY....................................................   4
HIGHLIGHTS..................................................   5
FEE TABLE...................................................   7
      Maximum Owner Transaction Expenses....................   7
      Contract Maintenance Fee..............................   7
      Separate Account Charges..............................   7
      Additional Optional Feature Fees......................   7
        Optional Polaris Income Plus and Polaris Income
           Builder Fee......................................   7
        Optional Polaris Income Plus Daily Fee..............   7
      Total Annual Portfolio Operating Expenses.............   7
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................   9
THE POLARIS PLATINUM III
  VARIABLE ANNUITY..........................................  10
PURCHASING A POLARIS PLATINUM III
  VARIABLE ANNUITY..........................................  10
      Allocation of Purchase Payments.......................  11
      Accumulation Units....................................  12
      Free Look.............................................  12
      Exchange Offers.......................................  13
      Important Information for Military Servicemembers.....  13
INVESTMENT OPTIONS..........................................  13
      Variable Portfolios...................................  13
        AIM Variable Insurance Funds (Invesco Variable
           Insurance Funds).................................  14
        Franklin Templeton Variable Insurance Products
           Trust............................................  14
        Goldman Sachs Variable Insurance Trust..............  14
        Lord Abbett Series Fund, Inc........................  14
        Anchor Series Trust.................................  14
        Seasons Series Trust................................  14
        SunAmerica Series Trust.............................  14
      Substitution, Addition or Deletion of Variable
        Portfolios..........................................  18
      Fixed Accounts........................................  18
      Dollar Cost Averaging Fixed Accounts..................  18
      Dollar Cost Averaging Program.........................  19
      Transfers During the Accumulation Phase...............  19
      Automatic Asset Rebalancing Program...................  22
      Voting Rights.........................................  22
ACCESS TO YOUR MONEY........................................  22
      Free Withdrawal Amount................................  22
      Systematic Withdrawal Program.........................  24
      Nursing Home Waiver...................................  24
      Minimum Contract Value................................  24
      Qualified Contract Owners.............................  24
OPTIONAL LIVING BENEFITS....................................  24
      Polaris Income Plus, Polaris Income Builder and
        Polaris Income Plus Daily...........................  27
ADDITIONAL IMPORTANT INFORMATION
  APPLICABLE TO ALL OPTIONAL LIVING BENEFITS................  36
DEATH BENEFITS..............................................  39
      Beneficiary Continuation Programs.....................  40
      Death Benefit Defined Terms...........................  41
      Death Benefit Options.................................  42
      Contract Value Death Benefit..........................  42
      Return of Purchase Payment Death Benefit..............  42
      Maximum Anniversary Value Death Benefit...............  42
      Spousal Continuation..................................  43
EXPENSES....................................................  43
      Separate Account Charges..............................  43
      Withdrawal Charges....................................  44
      Underlying Fund Expenses..............................  44
      Contract Maintenance Fee..............................  44
      Transfer Fee..........................................  45
      Optional Living Benefit Fees..........................  45
      Optional Polaris Income Plus, Polaris Income Builder
        and Polaris Income Plus Daily Living Benefit Fee....  45
      Return of Purchase Payment Death Benefit Fee..........  45
      Maximum Anniversary Value Death Benefit Fee...........  45


      Premium Tax...........................................  45
      Income Taxes..........................................  45
      Reduction or Elimination of Fees, Expenses and
        Additional Amounts Credited.........................  46
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT..............................................  46
ANNUITY INCOME OPTIONS......................................  47
      The Income Phase......................................  47
      Annuity Income Options................................  48
      Fixed or Variable Annuity Income Payments.............  49
      Annuity Income Payments...............................  49
      Transfers During the Income Phase.....................  49
      Deferment of Payments.................................  49
TAXES.......................................................  49
      Annuity Contracts in General..........................  50
      Tax Treatment of Distributions - Non-Qualified
        Contracts...........................................  50
      Tax Treatment of Distributions - Qualified Contracts..  51
      Required Minimum Distributions........................  52
      Tax Treatment of Death Benefits.......................  52
      Tax Treatment of Optional Living Benefits.............  52
      Contracts Owned by a Trust or Corporation.............  53
      Foreign Account Tax Compliance ("FATCA")..............  53
      Other Withholding Tax.................................  53
      Gifts, Pledges and/or Assignments of a Contract.......  53
      Diversification and Investor Control..................  53
OTHER INFORMATION...........................................  54
      The Distributor.......................................  54
      The Company...........................................  54
      The Separate Account..................................  55
      The General Account...................................  55
      Financial Statements..................................  55
      Administration........................................  56
      Legal Proceedings.....................................  56
      Registration Statements...............................  56
CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION...............................................  57
APPENDIX A - CONDENSED FINANCIAL INFORMATION................ A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.............................................. B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME PLUS,
  POLARIS INCOME BUILDER AND POLARIS INCOME
  PLUS DAILY FEE............................................ C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.............. D-1
APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY............................................... E-1



                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.


CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.


FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, American Funds Asset Allocation SAST, and VCP Managed Asset Allocation SAST Variable Portfolios.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.


MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.


MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


PURCHASE PAYMENTS LIMIT - $1,500,000.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust, and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris Platinum III Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges, if no death benefits for additional fees are elected, which equal 1.15% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PLATINUM III VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE
ACCESS TO YOUR MONEY AND TAXES IN THE
PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


DEATH BENEFIT: A Contract Value death benefit is included for no additional fee and in addition, an election of either a Return of Purchase Payment or Maximum Anniversary Value death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.


ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       5


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)..... 8%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)..... 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)..... $50

SEPARATE ACCOUNT CHARGES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)



  Separate Account Charge(4)...................... 1.15%
  Return of Purchase Payment Death Benefit Fee
     if elected................................... 0.15%
  Maximum Anniversary Value Death Benefit Fee
     if elected................................... 0.40%
                                                   ----
     Maximum Separate Account Annual Expenses..... 1.55%
                                                   ====



ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits, Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily below, each of which are guaranteed minimum withdrawal benefits:



OPTIONAL POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE
(calculated as a percentage of the Income Base)(5)




                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(6)    FEE RATE(6)
------------------------------ ---------------- ------------
  For One Covered Person......      1.10%          2.20%
  For Two Covered Persons.....      1.35%          2.70%



OPTIONAL POLARIS INCOME PLUS DAILY FEE

(calculated as a percentage of the Income Base)(5)



                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(6)    FEE RATE(6)
------------------------------ ---------------- ------------
  For One Covered Person......      1.25%          2.20%
  For Two Covered Persons.....      1.45%          2.70%


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(AS OF DECEMBER 31, 2016)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(7)   MAXIMUM(7)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.55%        2.33%



FOOTNOTES TO THE FEE TABLE:

 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:


YEARS SINCE RECEIPT:.....   1    2    3    4    5    6    7   8+
                          8%   7%   6%   5%   4%   3%   2%   0%

     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.


 4 If you do not elect any optional features, your total separate account annual expenses would be 1.15%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.


 5 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below.


                                       7

 6 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.

 Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SA BlackRock VCP Global Multi Asset Portfolio, SA Schroders VCP Global Allocation Portfolio, SA
 T. Rowe Price VCP Balanced Portfolio, SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, VCP Managed Asset Allocation SAST Portfolio, VCP Total Return Balanced Portfolio or VCP Value Portfolio. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.


                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%

   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).


 7 The maximum expense is for an Underlying Fund of Anchor Series Trust, as of its fiscal year ended December 31, 2016. There is a contractual agreement with Anchor Series Trust under which it will waive 1.22% of its fee and the fee is 1.11% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.11%. The contractual agreement with Anchor Series Trust will continue until at least April 30, 2018 and may not be terminated prior to that date without the approval of the Anchor Series Trust Board of Trustees. The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2016. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.12% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2018 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



                                       8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.




MAXIMUM EXPENSE EXAMPLES

(assuming separate account annual expenses of 1.55% (including the optional Maximum Anniversary Value death benefit), the optional Polaris Income Plus Daily feature (for the first year calculated at the initial annual fee rate of 1.45% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 2.33%*)


(1)   If you surrender your contract at the end of the applicable time period:



   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,218      $2,333      $3,406      $6,011


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $418     $1,733      $3,006      $6,011



MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.55%**)






(1)   If you surrender your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $966     $1,139      $1,338      $2,053


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $166     $539        $938        $2,053



EXPLANATION OF EXPENSE EXAMPLES



1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.


3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the Polaris Income Plus Daily fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.


4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


* The 1 year Maximum Expense Example reflect the Anchor Series Trust 1.22% fee waiver.

** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.12% fee waiver.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       9

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            THE POLARIS PLATINUM III

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       PURCHASING A POLARIS PLATINUM III

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                               MINIMUM
                                                 MINIMUM      AUTOMATIC
                           MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                               PURCHASE         PURCHASE       PURCHASE
                               PAYMENT*          PAYMENT       PAYMENT
        Qualified         $ 4,000             $500           $100
      Non-Qualified       $10,000             $500           $100

* If you purchased your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100 if you have not elected a Living Benefit feature. We will not accept subsequent Purchase Payments from contract Owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval. The terms creating any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


                                       10



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract Owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


                                       11



An initial Purchase Payment will be priced within two NYSE business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US Life (New York contracts only)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US Life (New York contracts only)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next NYSE business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every NYSE business day, by multiplying the Accumulation Unit value for the immediately preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must


                                       12



mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in a money market or similar portfolio during the free look period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.


Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as defined below. Fund-of-Funds and Master-Feeder Funds require you to pay fees and expenses at both fund levels. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds held in the Fund-of-Funds structure. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.


                                       13



Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. These risk management techniques help us to manage our financial exposure in connection with certain guaranteed benefits and could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports. Please consult your independent financial representative regarding which of these Variable Portfolios are appropriate for your risk structure.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisors are listed below.


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment advisor.


     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").


            MASTER-FEEDER FUNDS

            SAST also offers Master-Feeder Funds. Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.


                                       14



            Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.
            Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


            SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO AND SUNAMERICA DYNAMIC STRATEGY PORTFOLIO

            SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment advisor of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadvisor. This managed volatility strategy may reduce the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. The formula used by the Subadvisor may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment advisor and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


            SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO
            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO
            VCP TOTAL RETURN BALANCED PORTFOLIO
            VCP VALUE PORTFOLIO

            The Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. In addition, these Variable Portfolios may enable the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN
            FUNDS INSURANCE SERIES MASTER FUND FOR
            DETAILS.


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/GETPROSPECTUS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       15



UNDERLYING FUNDS                                 MANAGED BY:                                        TRUST    ASSET CLASS
----------------------------------------------   ----------------------------------------------   --------   ------------------
Aggressive Growth                                Wells Capital Management Incorporated            SAST       STOCK
American Funds Asset Allocation SAST             Capital Research and Management Company          SAST       ASSET ALLOCATION
American Funds Global Growth SAST                Capital Research and Management Company          SAST       STOCK
American Funds Growth SAST                       Capital Research and Management Company          SAST       STOCK
American Funds Growth-Income SAST                Capital Research and Management Company          SAST       STOCK
Asset Allocation                                 Edge Asset Management, Inc.                      AST        ASSET ALLOCATION
Asset Allocation: Diversified Growth             Putnam Investment Management, LLC                SST        ASSET ALLOCATION
Balanced                                         J.P. Morgan Investment Management Inc.           SAST       ASSET ALLOCATION
Blue Chip Growth                                 Massachusetts Financial Services Company         SAST       STOCK
Capital Appreciation                             Wellington Management Company LLP                AST        STOCK
Capital Growth                                   The Boston Company Asset Management, LLC         SAST       STOCK
Corporate Bond                                   Federated Investment Management Company          SAST       BOND
"Dogs" of Wall Street*                           SunAmerica Asset Management, LLC                 SAST       STOCK
Emerging Markets                                 J.P. Morgan Investment Management Inc.           SAST       STOCK
Equity Opportunities                             OppenheimerFunds, Inc.                           SAST       STOCK
Foreign Value                                    Templeton Investment Counsel, LLC                SAST       STOCK
Franklin Founding Funds Allocation VIP Fund      Franklin Templeton Services, LLC                 FTVIPT     ASSET ALLOCATION
Franklin Income VIP Fund                         Franklin Advisers, Inc.                          FTVIPT     ASSET ALLOCATION
Fundamental Growth                               Wells Capital Management Incorporated            SAST       STOCK
Global Bond                                      Goldman Sachs Asset Management International     SAST       BOND
Global Equities                                  J.P. Morgan Investment Management Inc.           SAST       STOCK
Goldman Sachs VIT Government Money               Goldman Sachs Asset Management, L.P.             GST        CASH
 Market Fund
Government and Quality Bond                      Wellington Management Company LLP                AST        BOND
Growth                                           Wellington Management Company LLP                AST        STOCK
Growth-Income                                    J.P. Morgan Investment Management Inc.           SAST       STOCK
Growth Opportunities                             Invesco Advisers, Inc.                           SAST       STOCK
High-Yield Bond                                  PineBridge Investments LLC                       SAST       BOND
International Diversified Equities               Morgan Stanley Investment Management Inc.        SAST       STOCK
International Growth and Income                  Putnam Investment Management, LLC                SAST       STOCK
Invesco V.I. American Franchise Fund,            Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares*
Invesco V.I. Comstock Fund, Series II            Invesco Advisers, Inc.                           AVIF       STOCK
 Shares*
Invesco V.I. Growth and Income Fund,             Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares
Lord Abbett Growth and Income                    Lord, Abbett & Co. LLC                           LASF       STOCK
Managed Allocation Balanced                      SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Managed Allocation Growth                        SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Managed Allocation Moderate                      SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Managed Allocation Moderate Growth               SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Mid-Cap Growth                                   J.P. Morgan Investment Management Inc.           SAST       STOCK
Natural Resources                                Wellington Management Company LLP                AST        STOCK
Real Estate                                      FIAM LLC                                         SAST       STOCK
Real Return                                      Wellington Management Company LLP                SST        BOND
SA AB Growth                                     AllianceBernstein L.P.                           SAST       STOCK
SA BlackRock Multi-Asset Income                  BlackRock Investment Management, LLC             AST        ASSET ALLOCATION
SA BlackRock VCP Global Multi Asset              BlackRock Investment Management, LLC             SAST       ASSET ALLOCATION
 Portfolio
SA Index Allocation 90/10                        SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Index Allocation 80/20                        SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Index Allocation 60/40                        SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Janus Focused Growth                          Janus Capital Management, LLC                    SAST       STOCK
SA JPMorgan MFS Core Bond                        J.P. Morgan Investment Management Inc. and       SAST       BOND
                                                 Massachusetts Financial Services Company
SA Legg Mason BW Large Cap Value                 Brandywine Global Investment Management, LLC     SAST       STOCK
SA MFS Massachusetts Investors Trust*            Massachusetts Financial Services Company         SAST       STOCK
SA MFS Total Return*                             Massachusetts Financial Services Company         SAST       ASSET ALLOCATION
SA Schroders VCP Global Allocation Portfolio     Schroder Investment Management North America     SAST       ASSET ALLOCATION
                                                 Inc.
SA T. Rowe Price VCP Balanced Portfolio          T. Rowe Price Associates, Inc.                   SAST       ASSET ALLOCATION
Small & Mid Cap Value                            AllianceBernstein L.P.                           SAST       STOCK
Small Company Value                              Franklin Advisory Services, LLC                  SAST       STOCK
Strategic Multi-Asset                            Wellington Management Company LLP                AST        ASSET ALLOCATION


                                       16


UNDERLYING FUNDS                            MANAGED BY:                                       TRUST    ASSET CLASS
-----------------------------------------   ----------------------------------------------   -------   -----------------
SunAmerica Dynamic Allocation Portfolio     SunAmerica Asset Management, LLC and             SAST      ASSET ALLOCATION
                                            AllianceBernstein L.P.
SunAmerica Dynamic Strategy Portfolio       SunAmerica Asset Management, LLC and             SAST      ASSET ALLOCATION
                                            AllianceBernstein L.P.
Technology                                  Columbia Management Investment Advisers, LLC     SAST      STOCK
Telecom Utility                             Massachusetts Financial Services Company         SAST      STOCK
Ultra Short Bond Portfolio                  Dimensional Fund Advisors LP                     SAST      BOND
VCP Managed Asset Allocation SAST           Capital Research and Management Company          SAST      ASSET ALLOCATION
 Portfolio
VCP Total Return Balanced Portfolio         Pacific Investment Management Company LLC        SAST      ASSET ALLOCATION
VCP Value Portfolio                         Invesco Advisers, Inc.                           SAST      ASSET ALLOCATION

* "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


                                       17



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS


We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.



FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If you elect certain living benefits, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with election of these Living Benefits and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time


                                       18



frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA Program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA Program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA Program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.



TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by United States Postal Service first-class mail ("U.S. Mail") addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the


                                       19



telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time and we will notify you prior to exercising the right of suspension. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES


We do not want to issue this variable annuity contract to contract Owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract Owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by U.S. Mail for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 17, 2017 and within the previous twelve months (from August 18, 2016 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2017 must be submitted by U.S. Mail (from August 18, 2017 through August 17, 2018).


We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.


We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts as described below.


We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer


                                       20



privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.


Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from



                                       21




Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.



TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise. However, automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


VOTING RIGHTS


The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.


--------------------------------------------------------------------------------
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                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.

If you have elected an optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, the additional amount of the Withdrawal that exceeds the Maximum Annual Withdrawal Amount that may be considered a Free Withdrawal will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base, if applicable, and future income payments. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" UNDER OPTIONAL LIVING BENEFITS BELOW.


FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each


                                       22



year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. AS A RESULT, IF YOU FULLY SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUSLY WITHDRAWN FREE WITHDRAWALS OR ANY WITHDRAWALS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS UPON A FULL SURRENDER FOR THE PURPOSES OF CALCULATING THE WITHDRAWAL CHARGE.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.

Your annual free withdrawal amount is the greater of:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.

If you are taking required minimum distributions ("RMD") applicable to this contract only, current Company practice is to waive any withdrawal charges applicable to those withdrawals.

The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.

We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

     D=  Your full contract value ($84,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.


                                       23



Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.


Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.


In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.



MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional Living Benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

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                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OVERVIEW OF LIVING BENEFITS


The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.


                                       24



Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT A LIVING BENEFIT.

Below is a summary of the key features of the optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.


POLARIS INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit. If you elect Polaris Income Plus, you may choose from Income Options 1, 2 or 3.


The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.


POLARIS INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit.


The annual 5% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 5% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.


POLARIS INCOME PLUS DAILY(SM) offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Year Anniversaries, looking back at the prior Benefit Year's Step-up Values. In addition, if you do not take any withdrawals prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the first Benefit Year's Purchase Payments. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. The Minimum Income Base structure differs from that which is available on Polaris Income Plus and Polaris Income Builder. If you elect Polaris Income Plus Daily, you may choose from Income Options 1, 2, or 3.



GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.

These optional Living Benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily Living Benefits are designed to provide the contract owner(s) lifetime income with the flexibility to start income at any time. The guaranteed rising income component available on Polaris Income Plus offers an additional benefit to those starting income soon after the contract is issued. Unlike Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily do not offer guaranteed rising income. For those deferring income, Polaris Income Builder combines the power of slightly higher withdrawal rates than some Polaris Income Plus Income Options and the annual Income Credit to grow the Income Base for a later income start date. Polaris Income Plus Daily allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Please note that not all of these Living Benefits may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular


                                       25



circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

If you have elected a living benefit feature, we will not accept subsequent Purchase Payments on or after the 1st contract anniversary from your contract issue date. You may not establish an automatic subsequent purchase payment plan with election of the living benefit, and any current payment plan has been terminated.


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.

HIGHEST ANNIVERSARY VALUE
For Polaris Income Plus and Polaris Income Builder only, the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Purchase Payments received prior to the first contract anniversary.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
For Polaris Income Plus and Polaris Income Builder only, an amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


                         INCOME CREDIT
    OPTIONAL        (AS A PERCENTAGE OF THE                INCOME
 LIVING BENEFIT       INCOME CREDIT BASE)            CREDIT AVAILABILITY
 Polaris                      6%               Available during the first 12
 Income Plus                                    Benefit Years -- the Income
                                                 Credit is REDUCED in years
                                                   withdrawals are taken
 Polaris                      5%               Available during the first 12
 Income                                         Benefit Years -- the Income
 Builder                                       Credit is ELIMINATED in years
                                                  any withdrawal is taken
 Polaris                Not available                  Not available
 Income Plus
 Daily

INCOME CREDIT BASE
For Polaris Income Plus and Polaris Income Builder only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
For Polaris Income Plus and Polaris Income Builder only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


                                       26



MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE
For Polaris Income Plus and Polaris Income Builder only, the guaranteed minimum amount equal to 200% of the first Benefit Year's Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.


For Polaris Income Plus Daily only, the guaranteed minimum amount is specified as a percentage of the first Benefit Year's Purchase Payments and is available during the Minimum Income Base period provided no withdrawals are taken prior to each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base structure differs from that which is currently available on the Polaris Income Plus and Polaris Income Builder living benefits as follows:




      MINIMUM INCOME BASE PERIOD            MINIMUM INCOME BASE PERCENTAGE
 (IF NO WITHDRAWALS ARE TAKEN PRIOR TO    (AS A PERCENTAGE OF THE 1ST BENEFIT
     THE BENEFIT YEAR ANNIVERSARY)             YEAR'S PURCHASE PAYMENT)
 1st Benefit Year Anniversary                                           105%
 2nd Benefit Year Anniversary                                           110%
 3rd Benefit Year Anniversary                                           115%
 4th Benefit Year Anniversary                                           120%
 5th Benefit Year Anniversary                                           125%
 6th Benefit Year Anniversary                                           130%
 7th Benefit Year Anniversary                                           135%
 8th Benefit Year Anniversary                                           140%
 9th Benefit Year Anniversary                                           145%
 10th Benefit Year Anniversary                                          150%
 11th Benefit Year Anniversary                                          155%
 12th Benefit Year Anniversary                                          160%
 13th Benefit Year Anniversary                                          165%
 14th Benefit Year Anniversary                                          170%
 15th Benefit Year Anniversary                                          175%



The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base Period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. Upon your first withdrawal during the Minimum Income Base period, you are no longer eligible for adjustments to your Income Base based on the above Minimum Income Base Table.



PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.

PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


STEP-UP VALUE
For Polaris Income Plus Daily only, a value used to determine the Income Base that is equal to the contract value on any day if it is greater than the Income Base on that day. This value is determined daily.


POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY

How do Polaris Income Plus and Polaris Income Builder work?

Both Polaris Income Plus and Polaris Income Builder lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


How does Polaris Income Plus Daily work?


Unlike Polaris Income Plus and Polaris Income Builder, Polaris Income Plus Daily does not offer Income Credits. Instead, Polaris Income Plus Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. In addition, if you do not take any withdrawals prior to a Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be eligible to increase to at least the Minimum Income Base according to the table shown above. The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base equals the Minimum Income



                                       27


Base percentage multiplied by the Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

                                       28


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
  TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


POLARIS INCOME PLUS


                                                             POLARIS              POLARIS             POLARIS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON       INCOME PLUS          INCOME PLUS         INCOME PLUS
               AT FIRST WITHDRAWAL(1)                    INCOME OPTION 1      INCOME OPTION 2     INCOME OPTION 3
 One Covered Person (Age 45 - 59)                      4.0%  /  3.0%(2)     4.0%  /  3.0%(2)     3.25%  /  3.25%
 One Covered Person (Age 60 - 64)                      5.0%  /  3.0%(2)     5.0%  /  3.0%(2)     3.75%  /  3.75%
 One Covered Person (Age 65 - 71)                        6.0%  /  4.0%        7.0%  /  3.0%       5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                   6.5%  /  4.0%        7.5%  /  3.0%      5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                     3.5%  /  3.0%(3)     3.5%  /  3.0%(3)      3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)                     4.5%  /  3.0%(3)     4.5%  /  3.0%(3)      3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)                       5.5%  /  4.0%        6.5%  /  3.0%       4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                  6.0%  /  4.0%        7.0%  /  3.0%      4.75%  /  4.75%

POLARIS INCOME BUILDER


 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON
               AT FIRST WITHDRAWAL(1)                   POLARIS INCOME BUILDER
 One Covered Person (Age 65 and Older)                     5.40%  /  5.40%
 Two Covered Persons (Age 65 and Older)                    4.90%  /  4.90%

POLARIS INCOME PLUS DAILY


                                                         POLARIS INCOME         POLARIS INCOME       POLARIS INCOME
 NUMBER OF COVERED PERSON AND AGE OF COVERED PERSON        PLUS DAILY             PLUS DAILY           PLUS DAILY
               AT FIRST WITHDRAWAL(1)                    INCOME OPTION 1        INCOME OPTION 2      INCOME OPTION 3
 One Covered Person (Age 45 - 59)                     3.75%  /  2.75%(4)     3.75%  /  2.75%(4)      3.0%  /  3.0%
 One Covered Person (Age 60 - 64)                     4.75%  /  2.75%(4)     4.75%  /  2.75%(4)     3.50%  /  3.50%
 One Covered Person (Age 65 - 71)                        6.0%  /  4.0%          7.0%  /  3.0%        5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                   6.5%  /  4.0%          7.5%  /  3.0%       5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                    3.25%  /  2.75%(5)     3.25%  /  2.75%(5)     2.75%  /  2.75%
 Two Covered Persons (Age 60 - 64)                    4.25%  /  2.75%(5)     4.25%  /  2.75%(5)     3.25%  /  3.25%
 Two Covered Persons (Age 65 - 71)                       5.5%  /  4.0%          6.5%  /  3.0%        4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                  6.0%  /  4.0%          7.0%  /  3.0%       4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.

We reserve the right to modify the rates referenced in the table above at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective.



                                       29



Are there investment requirements if I elect a Living Benefit?
Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.
With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.
You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3 AND POLARIS INCOME BUILDER
If you elect Polaris Income Plus Income Option 1, 2 or 3 or Polaris Income Builder, you must allocate your assets in accordance with the following:



 10% Secure        Up to 90% in one or more of the following Variable
 Value Account     Portfolios, except as otherwise noted:
                   Corporate Bond
                   Global Bond
                   Goldman Sachs VIT Government Money Market Fund
                   Government and Quality Bond
                   Real Return
                   SA BlackRock VCP Global Multi Asset Portfolio*
                   SA JPMorgan MFS Core Bond
                   SA Schroders VCP Global Allocation Portfolio*
                   SA T. Rowe Price VCP Balanced Portfolio*
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
                   Ultra Short Bond Portfolio
                   VCP Managed Asset Allocation SAST Portfolio*
                   VCP Total Return Balanced Portfolio*
                   VCP Value Portfolio*
                   * You may invest up to a maximum of 50% in each of
                   these Variable Portfolios.



INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS DAILY INCOME OPTION 1, 2 OR 3

If you elect Polaris Income Plus Daily, you must allocate your assets in accordance with the following:



 10% Secure        Up to 90% in one or more of the following Variable
 Value Account     Portfolios:
                   ASSET ALLOCATION PORTFOLIOS:
                   American Funds Asset Allocation SAST Portfolio
                   Asset Allocation
                   Asset Allocation: Diversified Growth
                   Balanced
                   SA BlackRock Multi-Asset Income
                   SA MFS Total Return
                   Strategic Multi-Asset
                   ACTIVELY MANAGED FUND-OF-FUNDS:
                   Managed Allocation Balanced
                   Managed Allocation Moderate
                   Managed Allocation Moderate Growth
                   Managed Allocation Growth
                   ACTIVELY MANAGED FUND-OF-FUNDS WITH VOLATILITY
                   CONTROL:
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
                   FIXED INCOME PORTFOLIOS:
                   Corporate Bond
                   Global Bond
                   Goldman Sachs VIT Government Money Market Fund
                   Government and Quality Bond
                   Real Return
                   SA JPMorgan MFS Core Bond Portfolio
                   Ultra Short Bond Portfolio
                   INDEX FUND-OF-FUNDS PORTFOLIOS:
                   SA Index Allocation 90/10
                   SA Index Allocation 80/20
                   SA Index Allocation 60/40
                   VOLATILITY CONTROL PORTFOLIOS:
                   SA BlackRock VCP Global Multi Asset Portfolio
                   SA Schroders VCP Global Allocation Portfolio
                   SA T. Rowe Price VCP Balanced Portfolio
                   VCP Managed Asset Allocation SAST Portfolio
                   VCP Total Return Balanced Portfolio
                   VCP Value (Invesco)
                   DCA FIXED ACCOUNTS*
                   6-Month DCA
                   1-Year DCA
                   * You may use a DCA Fixed Account to invest your
                   target allocation in accordance with the investment
                   requirements.



How do my investment requirements impact my feature and contract?


Before you elect a Living Benefit, you should carefully consider whether the investment requirements associated with the Living Benefits meet your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.


                                       30



To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We reserve the right to change the investment requirements at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus and Polaris Income Builder?

The benefit offered by Polaris Income Plus and Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT.

If you elect POLARIS INCOME PLUS, the Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

For example, if you are age 65 and elected Polaris Income Plus Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example,


                                       31



if you are age 65 and elected two Covered Persons and take cumulative withdrawals that are equal to 5.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.

If you elect POLARIS INCOME BUILDER, the Income Credit is equal to 5% of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if NO WITHDRAWALS ARE TAKEN in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" BELOW.


What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Plus and Polaris Income Builder?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be


                                       32



at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


How can the Income Base be increased for Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.


Additionally, if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year's Purchase Payments.


AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?"AND"WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?"BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


What are the effects of withdrawals on Polaris Income Plus and Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and


                                       33



     Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What are the effects of withdrawals on Polaris Income Plus Daily?


The Maximum Annual Withdrawal Amount and the Income Base can change over time as a result of the timing and amount of withdrawals. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.


Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.


                                       34



     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily?

The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:



OPTIONAL POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE



                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).



OPTIONAL POLARIS INCOME PLUS DAILY FEE




                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.25%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.45%        2.70%        0.60%     (+or-)0.25%



* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).


The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.

For Polaris Income Plus and Polaris Income Builder, an increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the


                                       35



Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

Due to the investment requirements associated with the election of these Living Benefits, you may invest a portion of your assets in the following Variable
Portfolios:

     o     SA BlackRock VCP Global Multi Asset Portfolio

     o     SA Schroders VCP Global Allocation Portfolio

     o     SA T. Rowe Price VCP Balanced Portfolio

     o     SunAmerica Dynamic Allocation Portfolio

     o     SunAmerica Dynamic Strategy Portfolio

     o     VCP Managed Asset Allocation SAST Portfolio

     o     VCP Total Return Balanced Portfolio

     o     VCP Value Portfolio

Each of these Variable Portfolios utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, for Polaris Income Plus and Polaris Income Builder, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       ADDITIONAL IMPORTANT INFORMATION

                   APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect a Living Benefit?


You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.


POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              45              80
      Joint Owners(1)           45              80

                                       36



POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
      NON-QUALIFIED:
      Joint Owners(2)         45          80          45          85
      NON-QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)
        QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)

POLARIS INCOME BUILDER --
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              65              80
      Joint Owners(1)           65              80

POLARIS INCOME BUILDER --
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
      NON-QUALIFIED:
      Joint Owners(2)         65          80          65          85
      NON-QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           65          80          65        N/A(3)
        QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           65          80          65        N/A(3)

(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The Spousal Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?


As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.


Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected Polaris Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit equal to the difference between the RMD and 6% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 6% of the Income Base, no Income Credit will be included in the calculation of the Income Base.

If you have elected Polaris Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.


                                       37



The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO POLARIS INCOME PLUS AND POLARIS INCOME BUILDER WORK?" AND "HOW DOES POLARIS INCOME PLUS DAILY WORK?"ABOVE.


FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


FOR POLARIS INCOME PLUS DAILY ONLY


If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Base period if no withdrawal is taken during the Minimum Income Base period. If a withdrawal is taken, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base. The Minimum Income Base is equal to the Minimum Income Base percentage multiplied by the first Benefit Year's Purchase Payments as described under "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?"



Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.


Once you begin the Income Phase by electing one of the annuity income payment options above: (1) the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Plus or Polaris Income Builder; (2) the Income Base will no longer be adjusted for Step-up Values and no longer eligible for adjustments to the Minimum Income Base if you elected Polaris Income Plus Daily.


If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


   CANCELLATION                     CANCELLATION
 REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5              5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the
                         receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment


                                       38



requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market or similar portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death


                                       39



benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next NYSE business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to a money market or similar portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


If you have elected a living benefit feature, we will not accept subsequent Purchase Payments on or after the first contract anniversary from your contract issue date.


If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased Owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.



BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.


                                       40



If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork in Good Order, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.


If the Beneficiary elects the Extended Legacy Program, we will charge an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.



5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


INHERITED ACCOUNT PROGRAM

The Inherited Account Program can allow a Beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The Beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The Beneficiary of the transferred contract becomes the Owner of the contract issued by us.

There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. Optional Living Benefits cannot be elected under the Inherited Account Program. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract


                                       41



value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.


DEATH BENEFIT OPTIONS



CONTRACT VALUE DEATH BENEFIT

The Contract Value death benefit is equal to the contract value on the business day during which we receive all required documentation.

The following Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.

Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit. Please check with your financial representative.


RETURN OF PURCHASE PAYMENT DEATH BENEFIT

For an additional fee, you may elect the Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The annualized fee for the Return of Purchase Payment death benefit is 0.15% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Return of Purchase Payment death benefit can only be elected prior to your 86th birthday.

THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:


     1.   Contract value; or

     2.   Net Purchase Payments.


THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:


     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.



MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.40% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:


The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.


THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:


The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or


                                       42



     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the optional Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

The Continuing Spouse may not terminate the Maximum Anniversary Value death benefit if elected at contract issue. To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AND WE WILL SUPPLEMENT THE PROSPECTUS PRIOR TO ANY CHANGE BEING EFFECTIVE.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES


The annualized Separate Account Charge is 1.15% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.


Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and


                                       43



expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for seven complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


WITHDRAWAL CHARGE SCHEDULE


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                1    2    3    4    5    6    7   8+
 WITHDRAWAL CHARGE   8%   7%   6%   5%   4%   3%   2%   0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, Class Service shares of Goldman Sachs Variable Insurance Trust, and Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.


There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


                                       44



TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFIT FEES

The Living Benefit fees will be calculated as a percentage of the Income Base for all years in which the Living Benefits are in effect. The fee depends on whether you elect to cover one or two lives. The Living Benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


OPTIONAL POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY LIVING BENEFIT FEE



POLARIS INCOME PLUS AND POLARIS INCOME BUILDER



                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).


POLARIS INCOME PLUS DAILY




                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.25%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.45%        2.70%        0.60%     (+or-)0.25%



* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).


The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.



RETURN OF PURCHASE PAYMENT DEATH BENEFIT FEE

If you elect the Return of Purchase Payment death benefit, the annualized fee is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio(s).


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

If you elect the Maximum Anniversary Value death benefit, the fee is 0.40% of the average daily ending net asset value allocated to the Variable Portfolio(s).



PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


                                       45



REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 6.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.20% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing


                                       46




arrangements in 2016 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and


                                       47



benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially only live long enough to receive one annuity income payment.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the


                                       48



Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFITS.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS


We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.


If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                     TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING


                                       49



THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL INFORMATIONAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.


Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other


                                       50




taxable amounts including amounts taxed annually to an Owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.


The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     o payments to certain individuals called up for active duty after September 11, 2001; and

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.


The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the Owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.


                                       51



If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated required minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automated required minimum distribution unless your Beneficiary instructs us otherwise. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.


Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.



TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements


                                       52



for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.



FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient


                                       53



to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR



AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.



THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.


AGL and US Life are regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.


AIG is a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and


                                       54



mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.


The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.



THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.


                                       55



You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 21, 2017, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration


                                       56

statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       57

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                           FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                             INCEPTION        ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                         TO 12/31/09      12/31/10        12/31/11        12/31/12
========================================================== ============= =============== =============== ===============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$5.307     (a)$7.064       (a)$8.428       (a)$8.134
                                                           (b)$5.306     (b)$7.017       (b)$8.316       (b)$7.974
 Ending AUV............................................... (a)$7.064     (a)$8.428       (a)$8.134       (a)$9.308
                                                           (b)$7.017     (b)$8.316       (b)$7.974       (b)$9.052
 Ending Number of AUs..................................... (a)8,651      (a)67,576       (a)211,903      (a)286,201
                                                           (b)5,560      (b)7,075        (b)7,075        (b)3,395

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$7.675     (a)$9.248       (a)$10.223      (a)$10.190
                                                           (b)$7.673     (b)$9.139       (b)$10.026      (b)$9.929
 Ending AUV............................................... (a)$9.248     (a)$10.223      (a)$10.190      (a)$11.646
                                                           (b)$9.139     (b)$10.026      (b)$9.929       (b)$11.273
 Ending Number of AUs..................................... (a)18,473     (a)661,124      (a)1,396,870    (a)1,539,848
                                                           (b)13         (b)17,259       (b)46,165       (b)41,821

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$7.598     (a)$10.333      (a)$11.362      (a)$10.190
                                                           (b)$7.597     (b)$10.269      (b)$11.219      (b)$9.996
 Ending AUV............................................... (a)$10.333    (a)$11.362      (a)$10.190      (a)$12.294
                                                           (b)$10.269    (b)$11.219      (b)$9.996       (b)$11.983
 Ending Number of AUs..................................... (a)214,389    (a)2,106,282    (a)5,656,679    (a)5,825,024
                                                           (b)23,265     (b)75,062       (b)141,456      (b)137,526

-----------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$6.814     (a)$8.806       (a)$10.285      (a)$9.688
                                                           (b)$6.812     (b)$8.754       (b)$10.158      (b)$9.506
 Ending AUV............................................... (a)$8.806     (a)$10.285      (a)$9.688       (a)$11.241
                                                           (b)$8.754     (b)$10.158      (b)$9.506       (b)$10.959
 Ending Number of AUs..................................... (a)157,882    (a)1,025,186    (a)2,542,152    (a)2,857,660
                                                           (b)28,050     (b)100,608      (b)119,281      (b)118,767

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$6.835     (a)$8.697       (a)$9.535       (a)$9.210
                                                           (b)$6.833     (b)$8.645       (b)$9.417       (b)$9.037
 Ending AUV............................................... (a)$8.697     (a)$9.535       (a)$9.210       (a)$10.651
                                                           (b)$8.645     (b)$9.417       (b)$9.037       (b)$10.383
 Ending Number of AUs..................................... (a)53,285     (a)525,164      (a)1,586,603    (a)1,910,263
                                                           (b)19,758     (b)76,473       (b)106,740      (b)110,346

-----------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$8.501     (a)$10.300      (a)$11.546      (a)$11.474
                                                           (b)$8.499     (b)$10.167      (b)$11.283      (b)$11.139
 Ending AUV............................................... (a)$10.300    (a)$11.546      (a)$11.474      (a)$12.647
                                                           (b)$10.167    (b)$11.283      (b)$11.139      (b)$12.189
 Ending Number of AUs..................................... (a)4,406      (a)52,850       (a)120,753      (a)169,669
                                                           (b)12         (b)3,695        (b)5,905        (b)12

-----------------------------------------------------------
ASSET ALLOCATION: DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV............................................ (a)N/A        (a)N/A          (a)N/A          (a)N/A
                                                           (b)N/A        (b)N/A          (b)N/A          (b)N/A
 Ending AUV............................................... (a)N/A        (a)N/A          (a)N/A          (a)N/A
                                                           (b)N/A        (b)N/A          (b)N/A          (b)N/A
 Ending Number of AUs..................................... (a)N/A        (a)N/A          (a)N/A          (a)N/A
                                                           (b)N/A        (b)N/A          (b)N/A          (b)N/A

-----------------------------------------------------------



                                                              FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                 ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                            12/31/13         12/31/14         12/31/15         12/31/16
========================================================== ================ ================ ================ ===============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$9.308        (a)$13.101       (a)$12.970       (a)$12.620
                                                           (b)$9.052        (b)$12.658       (b)$12.451       (b)$12.036
 Ending AUV............................................... (a)$13.101       (a)$12.970       (a)$12.620       (a)$13.343
                                                           (b)$12.658       (b)$12.451       (b)$12.036       (b)$12.643
 Ending Number of AUs..................................... (a)263,943       (a)294,999       (a)378,586       (a)345,908
                                                           (b)3,383         (b)3,383         (b)3,383         (b)3,383

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$11.646       (a)$14.182       (a)$14.709       (a)$14.677
                                                           (b)$11.273       (b)$13.639       (b)$14.055       (b)$13.933
 Ending AUV............................................... (a)$14.182       (a)$14.709       (a)$14.677       (a)$15.806
                                                           (b)$13.639       (b)$14.055       (b)$13.933       (b)$14.908
 Ending Number of AUs..................................... (a)1,712,107     (a)2,080,670     (a)2,169,289     (a)3,716,504
                                                           (b)39,774        (b)43,590        (b)42,233        (b)39,509

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$12.294       (a)$15.635       (a)$15.737       (a)$16.568
                                                           (b)$11.983       (b)$15.141       (b)$15.140       (b)$15.837
 Ending AUV............................................... (a)$15.635       (a)$15.737       (a)$16.568       (a)$16.410
                                                           (b)$15.141       (b)$15.140       (b)$15.837       (b)$15.585
 Ending Number of AUs..................................... (a)5,411,595     (a)5,344,542     (a)4,916,395     (a)4,962,950
                                                           (b)123,774       (b)115,537       (b)100,942       (b)95,711

-----------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$11.241       (a)$14.397       (a)$15.375       (a)$16.169
                                                           (b)$10.959       (b)$13.945       (b)$14.796       (b)$15.459
 Ending AUV............................................... (a)$14.397       (a)$15.375       (a)$16.169       (a)$17.425
                                                           (b)$13.945       (b)$14.796       (b)$15.459       (b)$16.553
 Ending Number of AUs..................................... (a)2,782,317     (a)2,814,911     (a)2,716,896     (a)2,621,593
                                                           (b)117,577       (b)111,623       (b)97,410        (b)91,445

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$10.651       (a)$13.994       (a)$15.233       (a)$15.212
                                                           (b)$10.383       (b)$13.554       (b)$14.659       (b)$14.543
 Ending AUV............................................... (a)$13.994       (a)$15.233       (a)$15.212       (a)$16.699
                                                           (b)$13.554       (b)$14.659       (b)$14.543       (b)$15.862
 Ending Number of AUs..................................... (a)1,923,687     (a)2,076,204     (a)2,201,833     (a)2,175,897
                                                           (b)110,818       (b)96,165        (b)84,485        (b)79,908

-----------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$12.647       (a)$14.681       (a)$15.533       (a)$15.031
                                                           (b)$12.189       (b)$14.035       (b)$14.754       (b)$14.184
 Ending AUV............................................... (a)$14.681       (a)$15.533       (a)$15.031       (a)$16.395
                                                           (b)14.035        (b)$14.754       (b)$14.184       (b)$15.371
 Ending Number of AUs..................................... (a)201,136       (a)226,271       (a)197,245       (a)291,255
                                                           (b)0             (b)0             (b)0             (b)528

-----------------------------------------------------------
ASSET ALLOCATION: DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV............................................ (a)N/A           (a)N/A           (a)N/A           (a)N/A
                                                           (b)N/A           (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................... (a)N/A           (a)N/A           (a)N/A           (a)$10.242
                                                           (b)N/A           (b)N/A           (b)N/A           (b)$10.242
 Ending Number of AUs..................................... (a)N/A           (a)N/A           (a)N/A           (a)20,786
                                                           (b)N/A           (b)N/A           (b)N/A           (b)20,786

-----------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.


                                      A-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                             FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                              INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                          TO 12/31/09      12/31/10         12/31/11         12/31/12
=========================================== ============= ================ ================ ================
BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$8.045     (a)$9.797        (a)$10.788       (a)$10.864
                                            (b)$8.043     (b)$9.709        (b)$10.618       (b)$10.624
 Ending AUV................................ (a)$9.797     (a)$10.788       (a)$10.864       (a)$12.101
                                            (b)$9.709     (b)$10.618       (b)$10.624       (b)$11.756
 Ending Number of AUs...................... (a)37,315     (a)123,657       (a)368,699       (a)455,685
                                            (b)13         (b)7,564         (b)7,832         (b)24,835

--------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.571     (a)$9.632        (a)$10.670       (a)$9.919
                                            (b)$7.569     (b)$9.567        (b)$10.530       (b)$9.725
 Ending AUV................................ (a)$9.632     (a)$10.670       (a)$9.919        (a)$10.897
                                            (b)$9.567     (b)$10.530       (b)$9.725        (b)$10.615
 Ending Number of AUs...................... (a)46,647     (a)482,161       (a)1,097,615     (a)1,201,482
                                            (b)3,229      (b)12,510        (b)28,190        (b)29,251

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$8.034     (a)$10.786       (a)$13.034       (a)$11.929
                                            (b)$8.032     (b)$10.714       (b)$12.863       (b)$11.696
 Ending AUV................................ (a)$10.786    (a)$13.034       (a)$11.929       (a)$14.552
                                            (b)$10.714    (b)$12.863       (b)$11.696       (b)$14.176
 Ending Number of AUs...................... (a)84,681     (a)675,909       (a)2,107,734     (a)2,326,552
                                            (b)10,414     (b)28,500        (b)57,042        (b)58,085

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.015     (a)$9.129        (a)$9.820        (a)$9.541
                                            (b)$7.014     (b)$9.043        (b)$9.611        (b)$9.277
 Ending AUV................................ (a)$9.129     (a)$9.820        (a)$9.541        (a)$10.702
                                            (b)$9.043     (b)$9.611        (b)$9.277        (b)$10.339
 Ending Number of AUs...................... (a)248        (a)646           (a)6,641         (a)14,911
                                            (b)15         (b)15            (b)11,195        (b)15,974

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.304    (a)$12.410       (a)$13.559       (a)$14.206
                                            (b)$10.302    (b)$12.322       (b)$13.376       (b)$13.924
 Ending AUV................................ (a)$12.410    (a)$13.559       (a)$14.206       (a)$15.585
                                            (b)$12.322    (b)$13.376       (b)$13.924       (b)$15.175
 Ending Number of AUs...................... (a)124,953    (a)1,272,683     (a)3,308,381     (a)4,265,515
                                            (b)8,846      (b)26,846        (b)61,324        (b)68,923

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.124     (a)$9.108        (a)$10.471       (a)$11.617
                                            (b)$7.122     (b)$9.020        (b)$10.301       (b)$11.355
 Ending AUV................................ (a)$9.108     (a)$10.471       (a)$11.617       (a)$13.019
                                            (b)$9.020     (b)$10.301       (b)$11.355       (b)$12.643
 Ending Number of AUs...................... (a)18         (a)138,384       (a)326,655       (a)447,149
                                            (b)5,714      (b)6,910         (b)11,160        (b)11,950

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$8.141     (a)$12.204       (a)$14.241       (a)$10.364
                                            (b)$8.140     (b)$12.134       (b)$14.067       (b)$10.171
 Ending AUV................................ (a)$12.204    (a)$14.241       (a)$10.364       (a)$12.118
                                            (b)$12.134    (b)$14.067       (b)$10.171       (b)$11.815
 Ending Number of AUs...................... (a)31,966     (a)303,938       (a)930,884       (a)1,025,123
                                            (b)13,086     (b)35,159        (b)52,060        (b)50,321

--------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$6.794     (a)$8.476        (a)$9.777        (a)$9.616
                                            (b)$6.792     (b)$8.377        (b)$9.532        (b)$9.311
 Ending AUV................................ (a)$8.476     (a)$9.777        (a)$9.616        (a)$11.063
                                            (b)$8.377     (b)$9.532        (b)$9.311        (b)$10.643
 Ending Number of AUs...................... (a)0          (a)38,688        (a)61,323        (a)120,892
                                            (b)15         (b)15            (b)1,992         (b)3,470

--------------------------------------------



                                               FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                  ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                             12/31/13         12/31/14         12/31/15         12/31/16
=========================================== ================ ================ ================ ===============
BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$12.101       (a)$14.237       (a)$15.622       (a)$15.386
                                            (b)$11.756       (b)$13.742       (b)$14.982       (b)$14.660
 Ending AUV................................ (a)$14.237       (a)$15.622       (a)$15.386       (a)$16.236
                                            (b)$13.742       (b)$14.982       (b)$14.660       (b)$15.369
 Ending Number of AUs...................... (a)590,120       (a)764,308       (a)706,415       (a)898,388
                                            (b)17,428        (b)20,325        (b)17,514        (b)16,782

--------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.897       (a)$14.374       (a)$15.840       (a)$16.281
                                            (b)$10.615       (b)$13.912       (b)$15.232       (b)$15.554
 Ending AUV................................ (a)$14.374       (a)$15.840       (a)$16.281       (a)$17.049
                                            (b)$13.912       (b)$15.232       (b)$15.554       (b)$16.182
 Ending Number of AUs...................... (a)1,068,895     (a)1,116,792     (a)1,182,587     (a)1,283,238
                                            (b)28,095        (b)27,168        (b)33,826        (b)32,308

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$14.552       (a)$19.461       (a)$22.083       (a)$23.642
                                            (b)$14.176       (b)$18.836       (b)$21.236       (b)$22.587
 Ending AUV................................ (a)$19.461       (a)$22.083       (a)$23.642       (a)$23.741
                                            (b)$18.836       (b)$21.236       (b)$22.587       (b)$22.535
 Ending Number of AUs...................... (a)2,176,009     (a)2,165,172     (a)2,181,302     (a)2,221,361
                                            (b)55,839        (b)51,635        (b)48,019        (b)45,431

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.702       (a)$13.621       (a)$14.564       (a)$15.139
                                            (b)$10.339       (b)$13.074       (b)$13.888       (b)$14.344
 Ending AUV................................ (a)$13.621       (a)$14.564       (a)$15.139       (a)$15.257
                                            (b)$13.074       (b)$13.888       (b)$14.344       (b)$14.362
 Ending Number of AUs...................... (a)22,256        (a)37,971        (a)84,234        (a)270,938
                                            (b)15,494        (b)12,088        (b)11,704        (b)12,729

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$15.585       (a)$15.560       (a)$16.210       (a)$15.766
                                            (b)$15.175       (b)$15.054       (b)$15.581       (b)$15.056
 Ending AUV................................ (a)$15.560       (a)$16.210       (a)$15.766       (a)$16.882
                                            (b)$15.054       (b)$15.581       (b)$15.056       (b)$16.018
 Ending Number of AUs...................... (a)5,233,488     (a)5,679,166     (a)6,184,756     (a)7,821,133
                                            (b)68,285        (b)63,506        (b)59,440        (b)64,551

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$13.019       (a)$17.514       (a)$19.100       (a)$19.195
                                            (b)$12.643       (b)$16.898       (b)$18.308       (b)$18.280
 Ending AUV................................ (a)$17.514       (a)$19.100       (a)$19.195       (a)$22.289
                                            (b)$16.898       (b)$18.308       (b)$18.280       (b)$21.090
 Ending Number of AUs...................... (a)656,090       (a)911,674       (a)782,747       (a)966,222
                                            (b)16,005        (b)17,146        (b)19,297        (b)19,684

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$12.118       (a)$11.528       (a)$10.682       (a)$9.016
                                            (b)$11.815       (b)$11.167       (b)$10.281       (b)$8.621
 Ending AUV................................ (a)$11.528       (a)$10.682       (a)$9.016        (a)$9.828
                                            (b)$11.167       (b)$10.281       (b)$8.621        (b)$9.337
 Ending Number of AUs...................... (a)1,301,734     (a)1,439,482     (a)1,652,245     (a)1,633,525
                                            (b)50,226        (b)33,902        (b)35,812        (b)35,551

--------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$11.063       (a)$14.295       (a)$15.545       (a)$15.765
                                            (b)$10.643       (b)$13.664       (b)$14.762       (b)$14.874
 Ending AUV................................ (a)$14.295       (a)$15.545       (a)$15.765       (a)$17.333
                                            (b)$13.664       (b)$14.762       (b)$14.874       (b)$16.248
 Ending Number of AUs...................... (a)238,392       (a)459,499       (a)453,200       (a)645,937
                                            (b)5,351         (b)5,450         (b)2,963         (b)4,500

--------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.


                                      A-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                               INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10         12/31/11         12/31/12
============================================================ ============= ================ ================ ================
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.116     (a)$9.408        (a)$9.558        (a)$8.316
                                                             (b)$7.115     (b)$9.348        (b)$9.435        (b)$8.156
 Ending AUV................................................. (a)$9.408     (a)$9.558        (a)$8.316        (a)$9.792
                                                             (b)$9.348     (b)$9.435        (b)$8.156        (b)$9.542
 Ending Number of AUs....................................... (a)220,385    (a)2,327,498     (a)6,692,945     (a)7,198,139
                                                             (b)25,180     (b)81,005        (b)153,610       (b)148,257

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.607     (a)$8.523        (a)$9.275        (a)$9.014
                                                             (b)$6.606     (b)$8.443        (b)$9.089        (b)$8.772
 Ending AUV................................................. (a)$8.523     (a)$9.275        (a)$9.014        (a)$10.261
                                                             (b)$8.443     (b)$9.089        (b)$8.772        (b)$9.922
 Ending Number of AUs....................................... (a)143,175    (a)305,497       (a)583,043       (a)555,601
                                                             (b)16         (b)15            (b)13,720        (b)13,350

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.300     (a)$9.454        (a)$10.514       (a)$10.625
                                                             (b)$7.298     (b)$9.378        (b)$10.363       (b)$10.405
 Ending AUV................................................. (a)$9.454     (a)$10.514       (a)$10.625       (a)$11.815
                                                             (b)$9.378     (b)$10.363       (b)$10.405       (b)$11.494
 Ending Number of AUs....................................... (a)39,082     (a)587,958       (a)1,614,375     (a)2,098,825
                                                             (b)2,742      (b)5,099         (b)35,105        (b)29,071

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.065     (a)$9.111        (a)$10.497       (a)$9.769
                                                             (b)$7.064     (b)$9.014        (b)$10.279       (b)$9.516
 Ending AUV................................................. (a)$9.111     (a)$10.497       (a)$9.769        (a)$11.173
                                                             (b)$9.014     (b)$10.279       (b)$9.516        (b)$10.865
 Ending Number of AUs....................................... (a)1,914      (a)12,358        (a)65,703        (a)143,927
                                                             (b)14         (b)14            (b)126           (b)5,586

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.942    (a)$12.131       (a)$12.695       (a)$13.218
                                                             (b)$10.939    (b)$12.042       (b)$12.520       (b)$12.952
 Ending AUV................................................. (a)$12.131    (a)$12.695       (a)$13.218       (a)$13.520
                                                             (b)$12.042    (b)$12.520       (b)$12.952       (b)$13.162
 Ending Number of AUs....................................... (a)68,646     (a)526,421       (a)1,421,192     (a)2,000,928
                                                             (b)4,399      (b)16,433        (b)29,953        (b)36,742

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.552     (a)$8.645        (a)$9.733        (a)$8.588
                                                             (b)$6.551     (b)$8.585        (b)$9.603        (b)$8.418
 Ending AUV................................................. (a)$8.645     (a)$9.733        (a)$8.588        (a)$9.884
                                                             (b)$8.585     (b)$9.603        (b)$8.418        (b)$9.626
 Ending Number of AUs....................................... (a)15,696     (a)76,642        (a)298,316       (a)389,259
                                                             (b)5,367      (b)8,189         (b)7,262         (b)13,295

-------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.882    (a)$11.134       (a)$11.510       (a)$12.136
                                                             (b)$10.880    (b)$11.057       (b)$11.356       (b)$11.896
 Ending AUV................................................. (a)$11.134    (a)$11.510       (a)$12.136       (a)$12.403
                                                             (b)$11.057    (b)$11.356       (b)$11.896       (b)$12.078
 Ending Number of AUs....................................... (a)151,610    (a)1,160,352     (a)2,843,327     (a)3,994,521
                                                             (b)8,234      (b)31,403        (b)62,574        (b)72,535

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                   ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/13         12/31/14         12/31/15         12/31/16
============================================================ ================ ================ ================ ===============
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.792        (a)$11.898       (a)$10.925       (a)$10.258
                                                             (b)$9.542        (b)$11.518       (b)$10.508       (b)$9.802
 Ending AUV................................................. (a)$11.898       (a)$10.925       (a)$10.258       (a)$10.243
                                                             (b)$11.518       (b)$10.508       (b)$9.802        (b)$9.725
 Ending Number of AUs....................................... (a)6,884,711     (a)7,355,009     (a)7,371,084     (a)7,466,955
                                                             (b)131,137       (b)131,543       (b)127,717       (b)123,836

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.261       (a)$12.538       (a)$12.728       (a)$11.783
                                                             (b)$9.922        (b)$12.044       (b)$12.148       (b)$11.173
 Ending AUV................................................. (a)$12.538       (a)$12.728       (a)$11.783       (a)$13.165
                                                             (b)$12.044       (b)$12.148       (b)$11.173       (b)$12.403
 Ending Number of AUs....................................... (a)617,081       (a)755,589       (a)616,339       (a)551,897
                                                             (b)17,141        (b)14,720        (b)14,317        (b)13,132

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.815       (a)$13.289       (a)$13.723       (a)$12.590
                                                             (b)$11.494       (b)$12.845       (b)$13.179       (b)$12.012
 Ending AUV................................................. (a)$13.289       (a)$13.723       (a)$12.590       (a)$14.171
                                                             (b)$12.845       (b)$13.179       (b)$12.012       (b)$13.433
 Ending Number of AUs....................................... (a)2,132,029     (a)2,363,425     (a)2,356,364     (a)2,253,529
                                                             (b)32,331        (b)26,318        (b)27,764        (b)25,803

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.173       (a)$15.080       (a)$15.975       (a)$15.970
                                                             (b)$10.865       (b)$14.569       (b)$15.334       (b)$15.229
 Ending AUV................................................. (a)$15.080       (a)$15.975       (a)$15.970       (a)$15.881
                                                             (b)$14.569       (b)$15.334       (b)$15.229       (b)$15.046
 Ending Number of AUs....................................... (a)99,522        (a)126,374       (a)116,174       (a)125,223
                                                             (b)1,499         (b)689           (b)688           (b)688

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.520       (a)$12.841       (a)$12.601       (a)$12.051
                                                             (b)$13.162       (b)$12.420       (b)$12.109       (b)$11.505
 Ending AUV................................................. (a)$12.841       (a)$12.601       (a)$12.051       (a)$12.021
                                                             (b)$12.420       (b)$12.109       (b)$11.505       (b)$11.403
 Ending Number of AUs....................................... (a)2,663,215     (a)3,149,904     (a)3,345,147     (a)4,823,234
                                                             (b)35,118        (b)28,605        (b)27,102        (b)30,032

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.884        (a)$12.282       (a)$12.600       (a)$12.254
                                                             (b)$9.626        (b)$11.884       (b)$12.113       (b)$11.704
 Ending AUV................................................. (a)$12.282       (a)$12.600       (a)$12.254       (a)$12.749
                                                             (b)$11.884       (b)$12.113       (b)$11.704       (b)$12.098
 Ending Number of AUs....................................... (a)369,665       (a)371,152       (a)370,140       (a)329,532
                                                             (b)13,294        (b)13,735        (b)14,273        (b)4,739

-------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A           (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A           (a)N/A           (a)$9.917
                                                             (b)N/A           (b)N/A           (b)N/A           (b)$9.875
 Ending Number of AUs....................................... (a)N/A           (a)N/A           (a)N/A           (a)3,170,077
                                                             (b)N/A           (b)N/A           (b)N/A           (b)160,945

-------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.403       (a)$11.957       (a)$12.382       (a)$12.258
                                                             (b)$12.078       (b)$11.569       (b)$11.903       (b)$11.706
 Ending AUV................................................. (a)$11.957       (a)$12.382       (a)$12.258       (a)$12.247
                                                             (b)$11.569       (b)$11.903       (b)$11.706       (b)$11.620
 Ending Number of AUs....................................... (a)4,815,432     (a)5,226,026     (a)6,360,922     (a)8,165,155
                                                             (b)73,994        (b)69,125        (b)63,850        (b)59,591

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.


                                      A-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                          FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                           INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                       TO 12/31/09      12/31/10         12/31/11         12/31/12
======================================================== ============= ================ ================ ================
GROWTH - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.141     (a)$9.388        (a)$10.550       (a)$9.739
                                                         (b)$7.139     (b)$9.288        (b)$10.322       (b)$9.463
 Ending AUV............................................. (a)$9.388     (a)$10.550       (a)$9.739        (a)$10.928
                                                         (b)$9.288     (b)$10.322       (b)$9.463        (b)$10.550
 Ending Number of AUs................................... (a)5,124      (a)28,582        (a)128,428       (a)178,562
                                                         (b)14         (b)1,859         (b)1,904         (b)1,802

---------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.524     (a)$8.224        (a)$9.027        (a)$9.630
                                                         (b)$6.523     (b)$8.107        (b)$8.799        (b)$9.325
 Ending AUV............................................. (a)$8.224     (a)$9.027        (a)$9.630        (a)$10.785
                                                         (b)$8.107     (b)$8.799        (b)$9.325        (b)$10.376
 Ending Number of AUs................................... (a)3,497      (a)21,556        (a)935,333       (a)1,565,901
                                                         (b)15         (b)6,034         (b)81,739        (b)83,888

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.903     (a)$9.524        (a)$11.659       (a)$11.208
                                                         (b)$7.902     (b)$9.464        (b)$11.511       (b)$10.993
 Ending AUV............................................. (a)$9.524     (a)$11.659       (a)$11.208       (a)$12.974
                                                         (b)$9.464     (b)$11.511       (b)$10.993       (b)$12.643
 Ending Number of AUs................................... (a)75,611     (a)757,933       (a)1,988,550     (a)2,160,650
                                                         (b)11,490     (b)30,368        (b)55,361        (b)58,423

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.581     (a)$9.718        (a)$10.965       (a)$11.259
                                                         (b)$7.579     (b)$9.641        (b)$10.808       (b)$11.025
 Ending AUV............................................. (a)$9.718     (a)$10.965       (a)$11.259       (a)$12.968
                                                         (b)$9.641     (b)$10.808       (b)$11.025       (b)$12.617
 Ending Number of AUs................................... (a)98,970     (a)281,348       (a)838,118       (a)1,184,126
                                                         (b)11,266     (b)11,494        (b)49,924        (b)64,566

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.886     (a)$9.406        (a)$10.047       (a)$8.448
                                                         (b)$6.885     (b)$9.343        (b)$9.916        (b)$8.283
 Ending AUV............................................. (a)$9.406     (a)$10.047       (a)$8.448        (a)$9.761
                                                         (b)$9.343     (b)$9.916        (b)$8.283        (b)$9.509
 Ending Number of AUs................................... (a)17,684     (a)102,127       (a)307,919       (a)352,763
                                                         (b)7,376      (b)14,919        (b)24,228        (b)15,921

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$5.753     (a)$7.837        (a)$8.264        (a)$7.015
                                                         (b)$5.752     (b)$7.762        (b)$8.119        (b)$6.847
 Ending AUV............................................. (a)$7.837     (a)$8.264        (a)$7.015        (a)$8.377
                                                         (b)$7.762     (b)$8.119        (b)$6.847        (b)$8.124
 Ending Number of AUs................................... (a)4,745      (a)49,345        (a)143,474       (a)168,637
                                                         (b)18         (b)6,540         (b)19,292        (b)18,316

---------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.461     (a)$10.054       (a)$11.863       (a)$10.961
                                                         (b)$7.459     (b)$9.982        (b)$11.658       (b)$10.623
 Ending AUV............................................. (a)$10.054    (a)$11.863       (a)$10.961       (a)$12.269
                                                         (b)$9.982     (b)$11.658       (b)$10.623       (b)$11.813
 Ending Number of AUs................................... (a)4,003      (a)54,048        (a)132,872       (a)123,702
                                                         (b)3,929      (b)9             (b)4,937         (b)623

---------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.362     (a)$8.362        (a)$9.549        (a)$9.227
                                                         (b)$6.360     (b)$8.311        (b)$9.430        (b)$9.053
 Ending AUV............................................. (a)$8.362     (a)$9.549        (a)$9.227        (a)$10.832
                                                         (b)$8.311     (b)$9.430        (b)$9.053        (b)$10.558
 Ending Number of AUs................................... (a)149,295    (a)1,361,769     (a)3,289,778     (a)3,527,130
                                                         (b)21,196     (b)44,446        (b)82,099        (b)92,931

---------------------------------------------------------



                                                            FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                               ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                          12/31/13         12/31/14         12/31/15         12/31/16
======================================================== ================ ================ ================ ===============
GROWTH - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$10.928       (a)$14.546       (a)$15.930       (a)$15.176
                                                         (b)$10.550       (b)$13.953       (b)$14.666       (b)$14.369
 Ending AUV............................................. (a)$14.546       (a)$15.390       (a)$15.176       (a)$16.049
                                                         (b)$13.953       (b)$14.666       (b)$14.369       (b)$15.097
 Ending Number of AUs................................... (a)169,493       (a)178,917       (a)201,341       (a)177,469
                                                         (b)0             (b)0             (b)0             (b)0

---------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$10.785       (a)$13.992       (a)$15.720       (a)$15.142
                                                         (b)$10.376       (b)$13.374       (b)$14.929       (b)$14.286
 Ending AUV............................................. (a)$13.992       (a)$15.720       (a)$15.142       (a)$17.228
                                                         (b)$13.374       (b)$14.929       (b)$14.286       (b)$16.150
 Ending Number of AUs................................... (a)1,598,208     (a)1,696,957     (a)1,795,169     (a)2,012,041
                                                         (b)81,851        (b)76,808        (b)77,838        (b)79,107

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$12.974       (a)$17.604       (a)$17.979       (a)$17.586
                                                         (b)$12.643       (b)$17.044       (b)$17.294       (b)$16.806
 Ending AUV............................................. (a)$17.604       (a)$17.979       (a)$17.586       (a)$17.994
                                                         (b)$17.044       (b)$17.294       (b)$16.806       (b)$17.086
 Ending Number of AUs................................... (a)1,852,306     (a)1,759,394     (a)1,655,036     (a)1,578,866
                                                         (b)50,561        (b)46,950        (b)46,294        (b)41,120

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$12.968       (a)$13.779       (a)$13.682       (a)$12.893
                                                         (b)$12.617       (b)$13.320       (b)$13.140       (b)$12.302
 Ending AUV............................................. (a)$13.779       (a)$13.682       (a)$12.893       (a)$15.012
                                                         (b)$13.320       (b)$13.140       (b)$12.302       (b)$14.232
 Ending Number of AUs................................... (a)1,632,566     (a)1,351,233     (a)1,343,411     (a)1,650,410
                                                         (b)68,088        (b)51,820        (b)49,173        (b)57,684

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$9.761        (a)$11.594       (a)$10.450       (a)$10.317
                                                         (b)$9.509        (b)$11.221       (b)$10.049       (b)$9.857
 Ending AUV............................................. (a)$11.594       (a)$10.450       (a)$10.317       (a)$9.960
                                                         (b)$11.221       (b)$10.049       (b)$9.857        (b)$9.454
 Ending Number of AUs................................... (a)442,563       (a)516,141       (a)607,756       (a)926,596
                                                         (b)16,759        (b)16,891        (b)27,368        (b)29,326

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$8.377        (a)$10.067       (a)$8.975        (a)$8.695
                                                         (b)$8.124        (b)$9.699        (b)$8.591        (b)$8.270
 Ending AUV............................................. (a)$10.067       (a)$8.975        (a)$8.695        (a)$8.691
                                                         (b)$9.699        (b)$8.591        (b)$8.270        (b)$8.212
 Ending Number of AUs................................... (a)178,181       (a)219,434       (a)232,260       (a)256,660
                                                         (b)22,845        (b)21,553        (b)23,351        (b)19,344

---------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$12.269       (a)$16.931       (a)$18.078       (a)$18.692
                                                         (b)$11.813       (b)$16.035       (b)$17.010       (b)$17.474
 Ending AUV............................................. (a)$16.931       (a)$18.078       (a)$18.692       (a)$18.823
                                                         (b)$16.035       (b)$17.010       (b)$17.474       (b)$17.483
 Ending Number of AUs................................... (a)109,309       (a)114,164       (a)95,315        (a)106,404
                                                         (b)0             (b)0             (b)0             (b)2,118

---------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$10.832       (a)$14.505       (a)$15.620       (a)$14.464
                                                         (b)$10.558       (b)$14.047       (b)$15.029       (b)$13.826
 Ending AUV............................................. (a)$14.505       (a)$15.620       (a)$14.464       (a)$16.703
                                                         (b)$14.047       (b)$15.029       (b)$13.826       (b)$15.863
 Ending Number of AUs................................... (a)3,272,884     (a)3,241,381     (a)3,343,626     (a)3,215,414
                                                         (b)85,731        (b)78,531        (b)72,075        (b)63,316

---------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.


                                      A-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                         FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                          INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                      TO 12/31/09      12/31/10         12/31/11         12/31/12
======================================================= ============= ================ ================ ================
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$6.868     (a)$8.977        (a)$9.941        (a)$9.590
                                                        (b)$6.866     (b)$8.920        (b)$9.814        (b)$9.406
 Ending AUV............................................ (a)$8.977     (a)$9.941        (a)$9.590        (a)$10.824
                                                        (b)$8.920     (b)$9.814        (b)$9.406        (b)$10.548
 Ending Number of AUs.................................. (a)159,241    (a)1,543,848     (a)3,878,109     (a)4,391,782
                                                        (b)18,694     (b)69,419        (b)110,493       (b)110,609

--------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$6.314     (a)$7.910        (a)$9.167        (a)$8.498
                                                        (b)$6.313     (b)$7.867        (b)$9.058        (b)$8.343
 Ending AUV............................................ (a)$7.910     (a)$9.167        (a)$8.498        (a)$9.402
                                                        (b)$7.867     (b)$9.058        (b)$8.343        (b)$9.171
 Ending Number of AUs.................................. (a)88,350     (a)677,384       (a)1,866,796     (a)2,173,904
                                                        (b)5,286      (b)18,975        (b)50,607        (b)53,403

--------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A        (a)$10.759       (a)$11.481       (a)$11.385
                                                        (b)N/A        (b)$10.548       (b)$11.180       (b)$11.014
 Ending AUV............................................ (a)N/A        (a)$11.481       (a)$11.385       (a)$12.441
                                                        (b)N/A        (b)$11.180       (b)$11.014       (b)$11.958
 Ending Number of AUs.................................. (a)N/A        (a)735,665       (a)2,126,800     (a)2,873,463
                                                        (b)N/A        (b)8,184         (b)20,339        (b)42,531

--------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A        (a)$10.215       (a)$11.173       (a)$10.301
                                                        (b)N/A        (b)$10.016       (b)$10.874       (b)$9.960
 Ending AUV............................................ (a)N/A        (a)$11.173       (a)$10.301       (a)$11.679
                                                        (b)N/A        (b)$10.874       (b)$9.960        (b)$11.220
 Ending Number of AUs.................................. (a)N/A        (a)46,920        (a)226,663       (a)225,686
                                                        (b)N/A        (b)6,992         (b)45,099        (b)39,944

--------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A        (a)$10.617       (a)$11.425       (a)$11.063
                                                        (b)N/A        (b)$10.410       (b)$11.133       (b)$10.710
 Ending AUV............................................ (a)N/A        (a)$11.425       (a)$11.063       (a)$12.205
                                                        (b)N/A        (b)$11.133       (b)$10.710       (b)$11.739
 Ending Number of AUs.................................. (a)N/A        (a)790,445       (a)2,921,500     (a)3,693,297
                                                        (b)N/A        (b)15,089        (b)36,886        (b)56,257

--------------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A        (a)$10.303       (a)$11.155       (a)$10.620
                                                        (b)N/A        (b)$10.100       (b)$10.863       (b)$10.275
 Ending AUV............................................ (a)N/A        (a)$11.155       (a)$10.620       (a)$11.834
                                                        (b)N/A        (b)$10.863       (b)$10.275       (b)$11.375
 Ending Number of AUs.................................. (a)N/A        (a)874,350       (a)2,789,887     (a)3,053,471
                                                        (b)N/A        (b)82,764        (b)108,968       (b)90,817

--------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.746     (a)$9.819        (a)$12.129       (a)$11.234
                                                        (b)$7.744     (b)$9.734        (b)$11.947       (b)$10.994
 Ending AUV............................................ (a)$9.819     (a)$12.129       (a)$11.234       (a)$12.837
                                                        (b)$9.734     (b)$11.947       (b)$10.994       (b)$12.481
 Ending Number of AUs.................................. (a)5,842      (a)276,314       (a)794,854       (a)914,784
                                                        (b)78         (b)7,990         (b)26,110        (b)30,856

--------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.802     (a)$11.090       (a)$12.688       (a)$9.961
                                                        (b)$7.800     (b)$10.996       (b)$12.499       (b)$9.750
 Ending AUV............................................ (a)$11.090    (a)$12.688       (a)$9.961        (a)$10.153
                                                        (b)$10.996    (b)$12.499       (b)$9.750        (b)$9.873
 Ending Number of AUs.................................. (a)26,691     (a)167,506       (a)494,167       (a)638,297
                                                        (b)16,403     (b)101,257       (b)119,185       (b)116,277

--------------------------------------------------------



                                                           FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                              ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                         12/31/13         12/31/14         12/31/15         12/31/16
======================================================= ================ ================ ================ ===============
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$10.824       (a)$14.294       (a)$15.515       (a)$14.807
                                                        (b)$10.548       (b)$13.839       (b)$14.924       (b)$14.151
 Ending AUV............................................ (a)$14.294       (a)$15.515       (a)$14.807       (a)$17.456
                                                        (b)$13.839       (b)$14.924       (b)$14.151       (b)$16.575
 Ending Number of AUs.................................. (a)3,990,342     (a)3,854,008     (a)3,840,233     (a)3,636,060
                                                        (b)102,557       (b)96,992        (b)93,976        (b)82,413

--------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$9.402        (a)$12.613       (a)$13.403       (a)$12.851
                                                        (b)$9.171        (b)$12.223       (b)$12.905       (b)$12.293
 Ending AUV............................................ (a)$12.613       (a)$13.403       (a)$12.851       (a)$14.857
                                                        (b)$12.223       (b)$12.905       (b)$12.293       (b)$14.120
 Ending Number of AUs.................................. (a)1,888,694     (a)1,734,729     (a)1,615,549     (a)1,403,219
                                                        (b)46,751        (b)41,253        (b)42,200        (b)37,910

--------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$12.441       (a)$13.691       (a)$14.233       (a)$13.862
                                                        (b)$11.958       (b)$13.074       (b)$13.504       (b)$13.067
 Ending AUV............................................ (a)$13.691       (a)$14.233       (a)$13.862       (a)$14.400
                                                        (b)$13.074       (b)$13.504       (b)$13.067       (b)$13.486
 Ending Number of AUs.................................. (a)2,837,507     (a)2,846,362     (a)2,717,493     (a)2,722,154
                                                        (b)44,150        (b)38,031        (b)34,301        (b)29,394

--------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$11.679       (a)$14.260       (a)$14.812       (a)$14.347
                                                        (b)$11.220       (b)$13.610       (b)$14.045       (b)$13.516
 Ending AUV............................................ (a)$14.260       (a)$14.812       (a)$14.347       (a)$14.976
                                                        (b)$13.610       (b)$14.045       (b)$13.516       (b)$14.018
 Ending Number of AUs.................................. (a)301,330       (a)349,567       (a)387,275       (a)428,575
                                                        (b)39,937        (b)43,889        (b)22,807        (b)19,953

--------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$12.205       (a)$13.785       (a)$14.323       (a)$13.906
                                                        (b)$11.739       (b)$13.174       (b)$13.598       (b)$13.118
 Ending AUV............................................ (a)$13.785       (a)$14.323       (a)$13.906       (a)$14.492
                                                        (b)$13.174       (b)$13.598       (b)$13.118       (b)$13.582
 Ending Number of AUs.................................. (a)3,716,208     (a)3,864,912     (a)4,027,290     (a)3,932,398
                                                        (b)54,571        (b)63,426        (b)61,587        (b)52,428

--------------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$11.834       (a)$13.702       (a)$14.222       (a)$13.794
                                                        (b)$11.375       (b)$13.086       (b)$13.494       (b)$13.003
 Ending AUV............................................ (a)$13.702       (a)$14.222       (a)$13.794       (a)$14.386
                                                        (b)$13.086       (b)$13.494       (b)$13.003       (b)$13.474
 Ending Number of AUs.................................. (a)3,290,803     (a)3,191,803     (a)3,200,426     (a)3,156,859
                                                        (b)76,316        (b)64,669        (b)64,394        (b)29,480

--------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$12.837       (a)$18.002       (a)$19.722       (a)$19.998
                                                        (b)$12.481       (b)$17.390       (b)$18.928       (b)$19.069
 Ending AUV............................................ (a)$18.002       (a)$19.722       (a)$19.998       (a)$19.731
                                                        (b)$17.390       (b)$18.928       (b)$19.069       (b)$18.692
 Ending Number of AUs.................................. (a)818,878       (a)794,138       (a)789,654       (a)790,154
                                                        (b)28,370        (b)24,494        (b)25,876        (b)23,661

--------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$10.153       (a)$10.578       (a)$8.485        (a)$6.567
                                                        (b)$9.873        (b)$10.219       (b)$8.145        (b)$6.263
 Ending AUV............................................ (a)$10.578       (a)$8.485        (a)$6.567        (a)$8.404
                                                        (b)$10.219       (b)$8.145        (b)$6.263        (b)$7.962
 Ending Number of AUs.................................. (a)657,268       (a)783,549       (a)925,677       (a)843,465
                                                        (b)66,929        (b)61,684        (b)36,474        (b)37,094

--------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.


                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                               INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10         12/31/11          12/31/12
============================================================ ============= ================ ================ =================
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$4.808     (a)$6.600        (a)$7.792        (a)$8.297
                                                             (b)$4.807     (b)$6.557        (b)$7.690        (b)$8.136
 Ending AUV................................................. (a)$6.600     (a)$7.792        (a)$8.297        (a)$9.577
                                                             (b)$6.557     (b)$7.690        (b)$8.136        (b)$9.330
 Ending Number of AUs....................................... (a)142,110    (a)1,094,253     (a)2,567,462     (a)2,922,638
                                                             (b)12,100     (b)35,629        (b)77,331        (b)81,702

-------------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A        (a)$11.305       (a)$11.425       (a)$11.955
                                                             (b)N/A        (b)$11.077       (b)$11.128       (b)$11.569
 Ending AUV................................................. (a)N/A        (a)$11.425       (a)$11.955       (a)$12.248
                                                             (b)N/A        (b)$11.128       (b)$11.569       (b)$11.775
 Ending Number of AUs....................................... (a)N/A        (a)1,372,938     (a)3,797,293     (a)5,055,051
                                                             (b)N/A        (b)20,124        (b)62,356        (b)74,664

-------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.466     (a)$9.759        (a)$10.592       (a)$10.189
                                                             (b)$7.464     (b)$9.664        (b)$10.374       (b)$9.892
 Ending AUV................................................. (a)$9.759     (a)$10.592       (a)$10.189       (a)$11.698
                                                             (b)$9.664     (b)$10.374       (b)$9.892        (b)$11.283
 Ending Number of AUs....................................... (a)4,893      (a)31,223        (a)110,822       (a)216,259
                                                             (b)14         (b)14            (b)940           (b)2,696

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
SA JANUS FOCUSED GROWTH* - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.329     (a)$9.322        (a)$10.776       (a)$10.458
                                                             (b)$7.327     (b)$9.266        (b)$10.642       (b)$10.261
 Ending AUV................................................. (a)$9.322     (a)$10.776       (a)$10.458       (a)$11.455
                                                             (b)$9.266     (b)$10.642       (b)$10.261       (b)$11.167
 Ending Number of AUs....................................... (a)71,724     (a)435,168       (a)990,175       (a)1,161,349
                                                             (b)4,546      (b)20,537        (b)24,196        (b)24,429

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.461    (a)$12.237       (a)$12.813       (a)$13.419
                                                             (b)$11.459    (b)$12.160       (b)$12.650       (b)$13.162
 Ending AUV................................................. (a)$12.237    (a)$12.813       (a)$13.419       (a)$14.174
                                                             (b)$12.160    (b)$12.650       (b)$13.162       (b)$13.812
 Ending Number of AUs....................................... (a)353,847    (a)3,036,928     (a)7,345,732     (a)10,040,797
                                                             (b)22,780     (b)86,532        (b)151,306       (b)166,406

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.871     (a)$9.015        (a)$9.957        (a)$9.390
                                                             (b)$6.870     (b)$8.967        (b)$9.840        (b)$9.219
 Ending AUV................................................. (a)$9.015     (a)$9.957        (a)$9.390        (a)$10.421
                                                             (b)$8.967     (b)$9.840        (b)$9.219        (b)$10.164
 Ending Number of AUs....................................... (a)131,110    (a)1,287,109     (a)3,262,288     (a)3,767,639
                                                             (b)13,480     (b)68,361        (b)158,020       (b)146,789

-------------------------------------------------------------



                                                                FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                                   ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                               12/31/13          12/31/14          12/31/15
============================================================ ================= ================= =================
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.577         (a)$9.234         (a)$11.799
                                                             (b)$9.330         (b)$8.937         (b)$11.346
 Ending AUV................................................. (a)$9.234         (a)$11.799        (a)$11.829
                                                             (b)$8.937         (b)$11.346        (b)$11.302
 Ending Number of AUs....................................... (a)3,398,487      (a)2,749,234      (a)2,481,903
                                                             (b)83,703         (b)68,993         (b)63,209

-------------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$12.248        (a)$11.456        (a)$11.493
                                                             (b)$11.775        (b)$10.943        (b)$10.907
 Ending AUV................................................. (a)$11.456        (a)$11.493        (a)$11.191
                                                             (b)$10.943        (b)$10.907        (b)$10.551
 Ending Number of AUs....................................... (a)6,324,907      (a)6,739,581      (a)6,951,102
                                                             (b)83,036         (b)86,896         (b)81,731

-------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.698        (a)$15.831        (a)$17.796
                                                             (b)$11.283        (b)$15.172        (b)$16.944
 Ending AUV................................................. (a)$15.831        (a)$17.796        (a)$19.495
                                                             (b)$15.172        (b)$16.944        (b)$18.442
 Ending Number of AUs....................................... (a)193,980        (a)223,689        (a)351,582
                                                             (b)2,766          (b)6,919          (b)9,013

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A

-------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A

-------------------------------------------------------------
SA JANUS FOCUSED GROWTH* - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.455        (a)$15.194        (a)$16.640
                                                             (b)$11.167        (b)$14.715        (b)$16.012
 Ending AUV................................................. (a)$15.194        (a)$16.640        (a)$16.429
                                                             (b)$14.715        (b)$16.012        (b)$15.706
 Ending Number of AUs....................................... (a)1,130,334      (a)1,150,094      (a)1,130,864
                                                             (b)22,399         (b)20,342         (b)18,759

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$14.174        (a)$13.455        (a)$13.886
                                                             (b)$13.812        (b)$13.028        (b)$13.357
 Ending AUV................................................. (a)$13.455        (a)$13.886        (a)$13.656
                                                             (b)$13.028        (b)$13.357        (b)$13.051
 Ending Number of AUs....................................... (a)12,131,112     (a)12,229,008     (a)12,010,944
                                                             (b)168,358        (b)150,008        (b)137,266

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.421        (a)$13.717        (a)$14.416
                                                             (b)$10.164        (b)$13.293        (b)$13.880
 Ending AUV................................................. (a)$13.717        (a)$14.416        (a)$14.380
                                                             (b)$13.293        (b)$13.880        (b)$13.757
 Ending Number of AUs....................................... (a)3,483,999      (a)3,569,624      (a)3,341,852
                                                             (b)134,336        (b)128,177        (b)116,489

-------------------------------------------------------------



                                                                FISCAL YEAR
                                                                   ENDED
VARIABLE PORTFOLIOS                                              12/31/16
============================================================ ================
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.829
                                                             (b)$11.302
 Ending AUV................................................. (a)$12.653
                                                             (b)$12.010
 Ending Number of AUs....................................... (a)2,347,510
                                                             (b)56,278

-------------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$11.191
                                                             (b)$10.551
 Ending AUV................................................. (a)$11.455
                                                             (b)$10.731
 Ending Number of AUs....................................... (a)7,733,213
                                                             (b)73,721

-------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$19.495
                                                             (b)$18.442
 Ending AUV................................................. (a)$19.736
                                                             (b)$18.549
 Ending Number of AUs....................................... (a)368,391
                                                             (b)6,998

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A
                                                             (b)N/A
 Ending AUV................................................. (a)$11.336
                                                             (b)$11.072
 Ending Number of AUs....................................... (a)254,516
                                                             (b)$0

-------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A
                                                             (b)N/A
 Ending AUV................................................. (a)$10.398
                                                             (b)$10.335
 Ending Number of AUs....................................... (a)24,320,807
                                                             (b)8,280

-------------------------------------------------------------
SA JANUS FOCUSED GROWTH* - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$16.429
                                                             (b)$15.706
 Ending AUV................................................. (a)$15.942
                                                             (b)$15.142
 Ending Number of AUs....................................... (a)1,163,610
                                                             (b)18,413

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.656
                                                             (b)$13.051
 Ending AUV................................................. (a)$13.900
                                                             (b)$13.198
 Ending Number of AUs....................................... (a)13,544,751
                                                             (b)134,672

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$14.380
                                                             (b)$13.757
 Ending AUV................................................. (a)$16.226
                                                             (b)$15.422
 Ending Number of AUs....................................... (a)3,146,791
                                                             (b)110,075

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.


        * On June 30, 2016, the SA Marsico Focused Growth Portfolio was renamed SA Janus Focused Growth Portfolio.

                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                               FISCAL YEAR
                                                                INCEPTION         ENDED
VARIABLE PORTFOLIOS                                            TO 12/31/09      12/31/10
============================================================ ============== ================
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.651      (a)$9.724
                                                             (b)$7.649      (b)$9.662
 Ending AUV................................................. (a)$9.724      (a)$10.646
                                                             (b)$9.662      (b)$10.509
 Ending Number of AUs....................................... (a)121,683     (a)1,199,632
                                                             (b)15,762      (b)43,335

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.244      (a)$9.757
                                                             (b)$8.242      (b)$9.689
 Ending AUV................................................. (a)$9.757      (a)$10.571
                                                             (b)$9.689      (b)$10.431
 Ending Number of AUs....................................... (a)60,177      (a)270,635
                                                             (b)329         (b)14,767

-------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.372      (a)$9.864
                                                             (b)$7.371      (b)$9.800
 Ending AUV................................................. (a)$9.864      (a)$12.222
                                                             (b)$9.800      (b)$12.063
 Ending Number of AUs....................................... (a)149,907     (a)1,412,358
                                                             (b)16,288      (b)44,449

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.695      (a)$8.532
                                                             (b)$6.694      (b)$8.476
 Ending AUV................................................. (a)$8.532      (a)$10.652
                                                             (b)$8.476      (b)$10.514
 Ending Number of AUs....................................... (a)80,714      (a)839,190
                                                             (b)12,790      (b)36,913

-------------------------------------------------------------
STRATEGIC MULTI-ASSET - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A
                                                             (b)N/A         (b)N/A

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR        FISCAL YEAR
                                                                   ENDED            ENDED              ENDED
VARIABLE PORTFOLIOS                                              12/31/11          12/31/12          12/31/13
============================================================ ================ ================= ==================
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.646       (a)$10.282        (a)$12.063
                                                             (b)$10.509       (b)$10.084        (b)$11.754
 Ending AUV................................................. (a)$10.282       (a)$12.063        (a)$15.657
                                                             (b)$10.084       (b)$11.754        (b)$15.158
 Ending Number of AUs....................................... (a)3,146,945     (a)3,519,261      (a)3,314,558
                                                             (b)85,071        (b)91,320         (b)84,775

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.571       (a)$10.609        (a)$11.628
                                                             (b)$10.431       (b)$10.401        (b)$11.326
 Ending AUV................................................. (a)$10.609       (a)$11.628        (a)$13.626
                                                             (b)$10.401       (b)$11.326        (b)$13.186
 Ending Number of AUs....................................... (a)579,499       (a)846,980        (a)947,314
                                                             (b)14,256        (b)14,914         (b)17,944

-------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.222       (a)$11.073        (a)$12.930
                                                             (b)$12.063       (b)$10.858        (b)$12.597
 Ending AUV................................................. (a)$11.073       (a)$12.930        (a)$17.544
                                                             (b)$10.858       (b)$12.597        (b)$16.982
 Ending Number of AUs....................................... (a)3,884,706     (a)4,290,770      (a)3,783,732
                                                             (b)96,712        (b)103,332        (b)86,267

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.652       (a)$10.150        (a)$11.779
                                                             (b)$10.514       (b)$9.953         (b)$11.476
 Ending AUV................................................. (a)$10.150       (a)$11.779        (a)$15.702
                                                             (b)$9.953        (b)$11.476        (b)$15.199
 Ending Number of AUs....................................... (a)2,192,103     (a)2,398,013      (a)2,115,967
                                                             (b)79,384        (b)75,981         (b)65,347

-------------------------------------------------------------
STRATEGIC MULTI-ASSET - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)N/A           (a)$9.999         (a)$10.540
                                                             (b)N/A           (b)$9.999         (b)$10.416
 Ending AUV................................................. (a)N/A           (a)$10.540        (a)$12.187
                                                             (b)N/A           (b)$10.416        (b)$11.942
 Ending Number of AUs....................................... (a)N/A           (a)60,745,450     (a)150,632,803
                                                             (b)N/A           (b)10             (b)30,376

-------------------------------------------------------------



                                                                 FISCAL YEAR        FISCAL YEAR       FISCAL YEAR
                                                                    ENDED              ENDED             ENDED
VARIABLE PORTFOLIOS                                               12/31/14           12/31/15           12/31/16
============================================================ ================== ================== =================
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$15.657         (a)$17.093         (a)$16.867
                                                             (b)$15.158         (b)$16.441         (b)$16.118
 Ending AUV................................................. (a)$17.093         (a)$16.867         (a)$18.042
                                                             (b)$16.441         (b)$16.118         (b)$17.130
 Ending Number of AUs....................................... (a)3,233,358       (a)3,139,186       (a)3,202,438
                                                             (b)80,193          (b)75,532          (b)68,980

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.626         (a)$14.550         (a)$14.260
                                                             (b)$13.186         (b)$13.989         (b)$13.622
 Ending AUV................................................. (a)$14.550         (a)$14.260         (a)$15.315
                                                             (b)$13.989         (b)$13.622         (b)$14.535
 Ending Number of AUs....................................... (a)929,630         (a)973,363         (a)1,140,462
                                                             (b)17,389          (b)17,154          (b)18,088

-------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A             (a)N/A             (a)N/A
                                                             (b)N/A             (b)N/A             (b)N/A
 Ending AUV................................................. (a)N/A             (a)N/A             (a)$10.844
                                                             (b)N/A             (b)N/A             (b)$10.778
 Ending Number of AUs....................................... (a)N/A             (a)N/A             (a)18,670,177
                                                             (b)N/A             (b)N/A             (b)360

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A             (a)N/A             (a)N/A
                                                             (b)N/A             (b)N/A             (b)N/A
 Ending AUV................................................. (a)N/A             (a)N/A             (a)$10.588
                                                             (b)N/A             (b)N/A             (b)$10.524
 Ending Number of AUs....................................... (a)N/A             (a)N/A             (a)29,433,669
                                                             (b)N/A             (b)N/A             (b)45,183

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$17.544         (a)$18.852         (a)$17.478
                                                             (b)$16.982         (b)$18.129         (b)$16.700
 Ending AUV................................................. (a)$18.852         (a)$17.478         (a)$21.506
                                                             (b)$18.129         (b)$16.700         (b)$20.415
 Ending Number of AUs....................................... (a)3,499,705       (a)3,520,275       (a)2,976,295
                                                             (b)77,530          (b)77,139          (b)66,961

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$15.702         (a)$15.463         (a)$14.091
                                                             (b)$15.199         (b)$14.871         (b)$13.463
 Ending AUV................................................. (a)$15.463         (a)$14.091         (a)$18.159
                                                             (b)$14.871         (b)$13.463         (b)$17.238
 Ending Number of AUs....................................... (a)2,149,639       (a)2,207,061       (a)1,793,945
                                                             (b)62,884          (b)62,390          (b)49,998

-------------------------------------------------------------
STRATEGIC MULTI-ASSET - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A             (a)N/A             (a)N/A
                                                             (b)N/A             (b)N/A             (b)N/A
 Ending AUV................................................. (a)N/A             (a)N/A             (a)$9.848
                                                             (b)N/A             (b)N/A             (b)$9.848
 Ending Number of AUs....................................... (a)N/A             (a)N/A             (a)31,400
                                                             (b)N/A             (b)N/A             (b)31,400

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)$12.187         (a)$12.550         (a)$11.749
                                                             (b)$11.942         (b)$12.217         (b)$11.363
 Ending AUV................................................. (a)$12.550         (a)$11.749         (a)$12.121
                                                             (b)$12.217         (b)$11.363         (b)$11.647
 Ending Number of AUs....................................... (a)233,894,260     (a)304,891,251     (a)304,103,829
                                                             (b)27,225          (b)26,074          (b)54,203

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.


                                      A-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                            FISCAL YEAR   FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION       ENDED         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09     12/31/10      12/31/11       12/31/12
============================================================ ============= ============= ============= ================
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A        (a)$9.999
                                                             (b)N/A        (b)N/A        (b)N/A        (b)$9.999
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A        (a)$10.426
                                                             (b)N/A        (b)N/A        (b)N/A        (b)$10.366
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A        (a)7,520,197
                                                             (b)N/A        (b)N/A        (b)N/A        (b)10

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.007     (a)$9.129     (a)$10.810    (a)$10.071
                                                             (b)$7.005     (b)$9.016     (b)$10.607    (b)$9.818
 Ending AUV................................................. (a)$9.129     (a)$10.810    (a)$10.071    (a)$10.686
                                                             (b)$9.016     (b)$10.607    (b)$9.818     (b)$10.350
 Ending Number of AUs....................................... (a)5,859      (a)38,025     (a)89,024     (a)133,647
                                                             (b)4,057      (b)10,626     (b)23,249     (b)53,118

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.961     (a)$10.652    (a)$11.913    (a)$12.464
                                                             (b)$7.959     (b)$10.526    (b)$11.695    (b)$12.157
 Ending AUV................................................. (a)$10.652    (a)$11.913    (a)$12.464    (a)$13.927
                                                             (b)$10.526    (b)$11.695    (b)$12.157    (b)$13.495
 Ending Number of AUs....................................... (a)4,210      (a)38,992     (a)146,265    (a)206,307
                                                             (b)1,245      (b)4,877      (b)7,038      (b)7,021

-------------------------------------------------------------
ULTRA SHORT BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.245    (a)$10.152    (a)$9.972     (a)$9.792
                                                             (b)$10.243    (b)$10.044    (b)$9.795     (b)$9.556
 Ending AUV................................................. (a)$10.152    (a)$9.972     (a)$9.792     (a)$9.617
                                                             (b)$10.044    (b)$9.795     (b)$9.556     (b)$9.325
 Ending Number of AUs....................................... (a)9,286      (a)474,885    (a)935,815    (a)1,359,794
                                                             (b)336        (b)13,392     (b)50,029     (b)38,215

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A        (a)$10.000
                                                             (b)N/A        (b)N/A        (b)N/A        (b)$9.999
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A        (a)$10.062
                                                             (b)N/A        (b)N/A        (b)N/A        (b)$10.037
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A        (a)210,471
                                                             (b)N/A        (b)N/A        (b)N/A        (b)10

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------



                                                                FISCAL YEAR        FISCAL YEAR        FISCAL YEAR
                                                                   ENDED              ENDED              ENDED
VARIABLE PORTFOLIOS                                               12/31/13          12/31/14           12/31/15
============================================================ ================= ================== ==================
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)$10.426        (a)$12.098         (a)$12.456
                                                             (b)$10.366        (b)$11.929         (b)$12.202
 Ending AUV................................................. (a)$12.098        (a)$12.456         (a)$11.629
                                                             (b)$11.929        (b)$12.202         (b)$11.318
 Ending Number of AUs....................................... (a)67,261,976     (a)144,266,337     (a)207,746,225
                                                             (b)27,017         (b)25,843          (b)24,759

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.686        (a)$13.246         (a)$16.282
                                                             (b)$10.350        (b)$12.746         (b)$15.566
 Ending AUV................................................. (a)$13.246        (a)$16.282         (a)$17.648
                                                             (b)$12.746        (b)$15.566         (b)$16.763
 Ending Number of AUs....................................... (a)158,135        (a)186,156         (a)232,415
                                                             (b)80,879         (b)85,571          (b)96,262

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.927        (a)$16.452         (a)$18.222
                                                             (b)$13.495        (b)$15.840         (b)$17.430
 Ending AUV................................................. (a)$16.452        (a)$18.222         (a)$15.782
                                                             (b)$15.840        (b)$17.430         (b)$14.999
 Ending Number of AUs....................................... (a)224,523        (a)255,987         (a)226,466
                                                             (b)6,162          (b)3,291           (b)3,329

-------------------------------------------------------------
ULTRA SHORT BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.617         (a)$9.445          (a)$9.274
                                                             (b)$9.325         (b)$9.099          (b)$8.876
 Ending AUV................................................. (a)$9.445         (a)$9.274          (a)$9.112
                                                             (b)$9.099         (b)$8.876          (b)$8.664
 Ending Number of AUs....................................... (a)1,852,907      (a)3,100,180       (a)4,318,851
                                                             (b)30,271         (b)2,762           (b)13,693

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)$10.062        (a)$11.936         (a)$12.099
                                                             (b)$10.037        (b)$11.806         (b)$11.891
 Ending AUV................................................. (a)$11.936        (a)$12.099         (a)$11.781
                                                             (b)$11.806        (b)$11.891         (b)$11.503
 Ending Number of AUs....................................... (a)3,372,087      (a)8,753,196       (a)27,386,799
                                                             (b)574            (b)599             (b)616

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A            (a)$10.834         (a)$11.360
                                                             (b)N/A            (b)$10.816         (b)$11.313
 Ending AUV................................................. (a)$10.834        (a)$11.360         (a)$10.784
                                                             (b)$10.816        (b)$11.313         (b)$10.713
 Ending Number of AUs....................................... (a)1,951,123      (a)7,479,917       (a)23,955,465
                                                             (b)374,826        (b)1,218,615       (b)3,060,178

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A            (a)$11.021         (a)$11.776
                                                             (b)N/A            (b)$11.002         (b)$11.727
 Ending AUV................................................. (a)$11.021        (a)$11.776         (a)$11.360
                                                             (b)$11.002        (b)$11.727         (b)$11.284
 Ending Number of AUs....................................... (a)2,026,947      (a)7,639,621       (a)29,241,121
                                                             (b)391,312        (b)1,257,088       (b)3,921,183

-------------------------------------------------------------



                                                                FISCAL YEAR
                                                                   ENDED
VARIABLE PORTFOLIOS                                               12/31/16
============================================================ =================
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)$11.629
                                                             (b)$11.318
 Ending AUV................................................. (a)$12.070
                                                             (b)$11.672
 Ending Number of AUs....................................... (a)208,564,575
                                                             (b)25,354

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$17.648
                                                             (b)$16.763
 Ending AUV................................................. (a)$20.302
                                                             (b)$19.159
 Ending Number of AUs....................................... (a)207,831
                                                             (b)11,769

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$15.782
                                                             (b)$14.999
 Ending AUV................................................. (a)$17.182
                                                             (b)$16.224
 Ending Number of AUs....................................... (a)254,405
                                                             (b)3,246

-------------------------------------------------------------
ULTRA SHORT BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.112
                                                             (b)$8.664
 Ending AUV................................................. (a)$8.964
                                                             (b)$8.468
 Ending Number of AUs....................................... (a)4,332,607
                                                             (b)260

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)$11.781
                                                             (b)$11.503
 Ending AUV................................................. (a)$12.443
                                                             (b)$12.071
 Ending Number of AUs....................................... (a)48,296,906
                                                             (b)22,860

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)$10.784
                                                             (b)$10.713
 Ending AUV................................................. (a)$11.367
                                                             (b)$11.263
 Ending Number of AUs....................................... (a)45,985,519
                                                             (b)5,537,798

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)$11.360
                                                             (b)$11.284
 Ending AUV................................................. (a)$12.318
                                                             (b)$12.205
 Ending Number of AUs....................................... (a)43,185,278
                                                             (b)6,323,788

-------------------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.

                                      A-8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                                (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                           FISCAL YEAR   FISCAL YEAR    FISCAL YEAR
                                                            INCEPTION TO      ENDED         ENDED          ENDED
VARIABLE PORTFOLIOS                                           12/31/09       12/31/10      12/31/11      12/31/12
========================================================== ============== ============= ============= ==============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$5.307      (a)$7.064     (a)$8.428     (a)$8.134
                                                           (b)$5.304      (b)$7.033     (b)$8.369     (b)$8.057
 Ending AUV............................................... (a)$7.064      (a)$8.428     (a)$8.134     (a)$9.308
                                                           (b)$7.033      (b)$8.369     (b)$8.057     (b)$9.197
 Ending Number of AUs..................................... (a)19          (a)2,261      (a)8,758      (a)8,982
                                                           (b)0           (b)695        (b)4,569      (b)7,199

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$7.675      (a)$9.248     (a)$10.223    (a)$10.190
                                                           (b)$7.674      (b)$9.220     (b)$10.167    (b)$10.109
 Ending AUV............................................... (a)$9.248      (a)$10.223    (a)$10.190    (a)$11.646
                                                           (b)$9.220      (b)$10.167    (b)$10.109    (b)$11.524
 Ending Number of AUs..................................... (a)6,788       (a)6,647      (a)12,771     (a)27,011
                                                           (b)1,837       (b)1,816      (b)12,147     (b)12,266

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$7.598      (a)$10.333    (a)$11.362    (a)$10.190
                                                           (b)$7.597      (b)$10.310    (b)$11.309    (b)$10.117
 Ending AUV............................................... (a)$10.333     (a)$11.362    (a)$10.190    (a)$12.294
                                                           (b)$10.310     (b)$11.309    (b)$10.117    (b)$12.176
 Ending Number of AUs..................................... (a)18,857      (a)75,937     (a)268,689    (a)296,107
                                                           (b)4,411       (b)37,282     (b)133,047    (b)150,432

-----------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$6.814      (a)$8.806     (a)$10.285    (a)$9.688
                                                           (b)$6.813      (b)$8.787     (b)$10.237    (b)$9.619
 Ending AUV............................................... (a)$8.806      (a)$10.285    (a)$9.688     (a)$11.241
                                                           (b)$8.787      (b)$10.237    (b)$9.619     (b)$11.133
 Ending Number of AUs..................................... (a)3,572       (a)32,367     (a)97,206     (a)125,403
                                                           (b)4,470       (b)25,955     (b)67,648     (b)69,968

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$6.835      (a)$8.697     (a)$9.535     (a)$9.210
                                                           (b)$6.836      (b)$8.680     (b)$9.492     (b)$9.146
 Ending AUV............................................... (a)$8.697      (a)$9.535     (a)$9.210     (a)$10.651
                                                           (b)$8.680      (b)$9.492     (b)$9.146     (b)$10.550
 Ending Number of AUs..................................... (a)15,361      (a)28,696     (a)58,298     (a)69,852
                                                           (b)569         (b)9,755      (b)22,941     (b)28,512

-----------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$8.501      (a)$10.300    (a)$11.546    (a)$11.474
                                                           (b)$8.503      (b)$10.261    (b)$11.472    (b)$11.371
 Ending AUV............................................... (a)$10.300     (a)$11.546    (a)$11.474    (a)$12.647
                                                           (b)$10.261     (b)$11.472    (b)$11.371    (b)$12.502
 Ending Number of AUs..................................... (a)12          (a)12         (a)48         (a)559
                                                           (b)1,650       (b)1,610      (b)3,988      (b)7,142

-----------------------------------------------------------
ASSET ALLOCATION: DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                           (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV............................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                           (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs..................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                           (b)N/A         (b)N/A        (b)N/A        (b)N/A

-----------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$8.045      (a)$9.797     (a)$10.788    (a)$10.864
                                                           (b)$8.042      (b)$9.774     (b)$10.736    (b)$10.784
 Ending AUV............................................... (a)$9.797      (a)$10.788    (a)$10.864    (a)$12.101
                                                           (b)$9.774      (b)$10.736    (b)$10.784    (b)$11.982
 Ending Number of AUs..................................... (a)13          (a)13         (a)3,313      (a)32,850
                                                           (b)1,733       (b)2,768      (b)3,945      (b)4,106

-----------------------------------------------------------



                                                             FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                            12/31/13        12/31/14        12/31/15       12/31/16
========================================================== =============== =============== =============== ==============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$9.308       (a)$13.101      (a)$12.970      (a)$12.620
                                                           (b)$9.197       (b)$12.912      (b)$12.752      (b)$12.376
 Ending AUV............................................... (a)$13.101      (a)$12.970      (a)$12.620      (a)$13.343
                                                           (b)$12.912      (b)$12.752      (b)$12.376      (b)$13.052
 Ending Number of AUs..................................... (a)8,003        (a)7,854        (a)8,603        (a)11,123
                                                           (b)7,150        (b)10,449       (b)9,453        (b)6,606

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$11.646      (a)$14.182      (a)$14.709      (a)$14.677
                                                           (b)$11.524      (b)$13.998      (b)$14.483      (b)$14.415
 Ending AUV............................................... (a)$14.182      (a)$14.709      (a)$14.677      (a)$15.806
                                                           (b)$13.998      (b)$14.483      (b)$14.415      (b)$15.485
 Ending Number of AUs..................................... (a)74,226       (a)132,311      (a)134,090      (a)217,667
                                                           (b)14,544       (b)38,086       (b)38,737       (b)69,753

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$12.294      (a)$15.635      (a)$15.737      (a)$16.568
                                                           (b)$12.176      (b)$15.445      (b)$15.507      (b)$16.285
 Ending AUV............................................... (a)$15.635      (a)$15.737      (a)$16.568      (a)$16.410
                                                           (b)$15.445      (b)$15.507      (b)$16.285      (b)$16.090
 Ending Number of AUs..................................... (a)275,903      (a)277,608      (a)255,984      (a)288,890
                                                           (b)138,739      (b)141,161      (b)136,052      (b)141,093

-----------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$11.241      (a)$14.397      (a)$15.375      (a)$16.169
                                                           (b)$11.133      (b)$14.223      (b)$15.151      (b)$15.893
 Ending AUV............................................... (a)$14.397      (a)$15.375      (a)$16.169      (a)$17.425
                                                           (b)$14.223      (b)$15.151      (b)$15.893      (b)$17.086
 Ending Number of AUs..................................... (a)134,270      (a)157,033      (a)146,571      (a)146,346
                                                           (b)86,889       (b)96,486       (b)99,898       (b)104,133

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$10.651      (a)$13.994      (a)$15.233      (a)$15.212
                                                           (b)$10.550      (b)$13.828      (b)$15.014      (b)$14.956
 Ending AUV............................................... (a)$13.994      (a)$15.233      (a)$15.212      (a)$16.699
                                                           (b)$13.828      (b)$15.014      (b)$14.956      (b)$15.862
 Ending Number of AUs..................................... (a)75,110       (a)85,727       (a)137,150      (a)159,229
                                                           (b)29,197       (b)34,483       (b)38,381       (b)1,225

-----------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$12.647      (a)$14.681      (a)$15.533      (a)$15.031
                                                           (b)$12.502      (b)$14.477      (b)$15.279      (b)$14.748
 Ending AUV............................................... (a)$14.681      (a)$15.533      (a)$15.031      (a)$16.395
                                                           (b)$14.477      (b)$15.279      (b)$14.748      (b)$16.046
 Ending Number of AUs..................................... (a)538          (a)2,327        (a)15,529       (a)30,152
                                                           (b)8,788        (b)10,117       (b)13,644       (b)9,877

-----------------------------------------------------------
ASSET ALLOCATION: DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV............................................ (a)N/A          (a)N/A          (a)N/A          (a)N/A
                                                           (b)N/A          (b)N/A          (b)N/A          (b)N/A
 Ending AUV............................................... (a)N/A          (a)N/A          (a)N/A          (a)$10.242
                                                           (b)N/A          (b)N/A          (b)N/A          (b)$10.242
 Ending Number of AUs..................................... (a)N/A          (a)N/A          (a)N/A          (a)2,425
                                                           (b)N/A          (b)N/A          (b)N/A          (b)2,425

-----------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................................ (a)$12.101      (a)$14.237      (a)$15.622      (a)$15.386
                                                           (b)$11.982      (b)$14.062      (b)$15.392      (b)$15.122
 Ending AUV............................................... (a)$14.237      (a)$15.622      (a)$15.386      (a)$16.236
                                                           (b)$14.062      (b)$15.392      (b)$15.122      (b)$15.917
 Ending Number of AUs..................................... (a)35,007       (a)43,315       (a)57,178       (a)46,866
                                                           (b)6,678        (b)29,275       (b)26,218       (b)27,507

-----------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                            FISCAL YEAR   FISCAL YEAR
                                             INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                            12/31/09       12/31/10      12/31/11
=========================================== ============== ============= =============
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.571      (a)$9.632     (a)$10.670
                                            (b)$7.571      (b)$9.612     (b)$10.621
 Ending AUV................................ (a)$9.632      (a)$10.670    (a)$9.919
                                            (b)$9.612      (b)$10.621    (b)$9.849
 Ending Number of AUs...................... (a)1,720       (a)16,662     (a)59,032
                                            (b)1,028       (b)9,189      (b)35,852

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$8.034      (a)$10.786    (a)$13.034
                                            (b)$8.025      (b)$10.754    (b)$12.962
 Ending AUV................................ (a)$10.786     (a)$13.034    (a)$11.929
                                            (b)$10.754     (b)$12.962    (b)$11.834
 Ending Number of AUs...................... (a)2,149       (a)20,205     (a)86,558
                                            (b)1,281       (b)14,561     (b)45,019

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.015      (a)$9.129     (a)$9.820
                                            (b)$7.013      (b)$9.106     (b)$9.769
 Ending AUV................................ (a)$9.129      (a)$9.820     (a)$9.541
                                            (b)$9.106      (b)$9.769     (b)$9.468
 Ending Number of AUs...................... (a)15          (a)15         (a)0
                                            (b)0           (b)0          (b)0

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.304     (a)$12.410    (a)$13.559
                                            (b)$10.300     (b)$12.380    (b)$13.493
 Ending AUV................................ (a)$12.410     (a)$13.559    (a)$14.206
                                            (b)$12.380     (b)$13.493    (b)$14.102
 Ending Number of AUs...................... (a)4,693       (a)50,478     (a)182,776
                                            (b)2,878       (b)23,784     (b)81,083

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.124      (a)$9.108     (a)$10.471
                                            (b)$7.121      (b)$9.057     (b)$10.384
 Ending AUV................................ (a)$9.108      (a)$10.471    (a)$11.617
                                            (b)$9.057      (b)$10.384    (b)$11.493
 Ending Number of AUs...................... (a)14          (a)2,212      (a)4,060
                                            (b)0           (b)319        (b)9,714

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$8.141      (a)$12.204    (a)$14.241
                                            (b)$8.140      (b)$12.179    (b)$14.177
 Ending AUV................................ (a)$12.204     (a)$14.241    (a)$10.364
                                            (b)$12.179     (b)$14.177    (b)$10.291
 Ending Number of AUs...................... (a)130         (a)8,581      (a)40,222
                                            (b)1           (b)4,039      (b)14,133

--------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$6.794      (a)$8.476     (a)$9.777
                                            (b)$6.793      (b)$8.435     (b)$9.703
 Ending AUV................................ (a)$8.476      (a)$9.777     (a)$9.616
                                            (b)$8.435      (b)$9.703     (b)$9.520
 Ending Number of AUs...................... (a)15          (a)15         (a)0
                                            (b)0           (b)0          (b)0

--------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$7.116      (a)$9.408     (a)$9.558
                                            (b)$7.117      (b)$9.390     (b)$9.516
 Ending AUV................................ (a)$9.408      (a)$9.558     (a)$8.316
                                            (b)$9.390      (b)$9.516     (b)$8.259
 Ending Number of AUs...................... (a)7,466       (a)80,826     (a)334,728
                                            (b)5,714       (b)50,838     (b)182,561

--------------------------------------------



                                             FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                            12/31/12      12/31/13      12/31/14      12/31/15      12/31/16
=========================================== ============= ============= ============= ============= =============
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$9.919     (a)$10.897    (a)$14.374    (a)$15.840    (a)$16.281
                                            (b)$9.849     (b)$10.793    (b)$14.202    (b)$15.611    (b)$16.005
 Ending AUV................................ (a)$10.897    (a)$14.374    (a)$15.840    (a)$16.281    (a)$17.049
                                            (b)$10.793    (b)$14.202    (b)$15.611    (b)$16.005    (b)$16.719
 Ending Number of AUs...................... (a)69,660     (a)67,489     (a)64,907     (a)78,184     (a)97,528
                                            (b)31,691     (b)27,614     (b)28,820     (b)28,945     (b)31,632

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$11.929    (a)$14.552    (a)$19.461    (a)$22.083    (a)$23.642
                                            (b)$11.834    (b)$14.400    (b)$19.210    (b)$21.744    (b)$23.220
 Ending AUV................................ (a)$14.552    (a)$19.461    (a)$22.083    (a)$23.642    (a)$23.741
                                            (b)$14.400    (b)$19.210    (b)$21.744    (b)$23.220    (b)$22.535
 Ending Number of AUs...................... (a)106,443    (a)104,933    (a)102,941    (a)112,079    (a)125,052
                                            (b)48,892     (b)43,884     (b)45,493     (b)54,171     (b)862

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$9.541     (a)$10.702    (a)$11.920    (a)$14.564    (a)$15.139
                                            (b)$9.468     (b)$10.594    (b)$11.789    (b)$14.346    (b)$14.875
 Ending AUV................................ (a)$10.702    (a)$11.920    (a)$14.564    (a)$15.139    (a)$15.257
                                            (b)$10.594    (b)$11.789    (b)$14.346    (b)$14.875    (b)$14.953
 Ending Number of AUs...................... (a)0          (a)0          (a)0          (a)1,159      (a)16,864
                                            (b)0          (b)0          (b)0          (b)2,667      (b)6,740

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$14.206    (a)$15.585    (a)$15.560    (a)$16.210    (a)$15.766
                                            (b)$14.102    (b)$15.431    (b)$15.369    (b)$15.971    (b)$15.494
 Ending AUV................................ (a)$15.585    (a)$15.560    (a)$16.210    (a)$15.766    (a)$16.882
                                            (b)$15.431    (b)$15.369    (b)$15.971    (b)$15.494    (b)$16.018
 Ending Number of AUs...................... (a)256,907    (a)325,604    (a)368,746    (a)403,159    (a)751,197
                                            (b)115,067    (b)145,922    (b)168,273    (b)181,184    (b)1,213

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$11.617    (a)$13.019    (a)$17.514    (a)$19.100    (a)$19.195
                                            (b)$11.493    (b)$12.848    (b)$17.241    (b)$18.754    (b)$18.800
 Ending AUV................................ (a)$13.019    (a)$17.514    (a)$19.100    (a)$19.195    (a)$22.289
                                            (b)$12.848    (b)$17.241    (b)$18.754    (b)$18.800    (b)$21.090
 Ending Number of AUs...................... (a)15,219     (a)20,777     (a)27,770     (a)32,425     (a)42,150
                                            (b)12,260     (b)12,073     (b)21,960     (b)29,288     (b)921

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$10.364    (a)$12.118    (a)$11.528    (a)$10.682    (a)$9.016
                                            (b)$10.291    (b)$12.003    (b)$11.390    (b)$10.529    (b)$8.864
 Ending AUV................................ (a)$12.118    (a)$11.528    (a)$10.682    (a)$9.016     (a)$9.828
                                            (b)$12.003    (b)$11.390    (b)$10.529    (b)$8.864     (b)$9.638
 Ending Number of AUs...................... (a)42,756     (a)52,907     (a)62,093     (a)68,433     (a)75,511
                                            (b)18,674     (b)24,057     (b)25,075     (b)28,959     (b)30,957

--------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$9.616     (a)$11.063    (a)$14.295    (a)$15.545    (a)$15.765
                                            (b)$9.520     (b)$10.925    (b)$14.082    (b)$15.275    (b)$15.453
 Ending AUV................................ (a)$11.063    (a)$14.295    (a)$15.545    (a)$15.765    (a)$17.333
                                            (b)$10.925    (b)$14.082    (b)$15.275    (b)$15.453    (b)$16.947
 Ending Number of AUs...................... (a)430        (a)6,853      (a)11,201     (a)13,934     (a)35,231
                                            (b)1,327      (b)3,479      (b)10,434     (b)12,895     (b)19,053

--------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV............................. (a)$8.316     (a)$9.792     (a)$11.898    (a)$10.925    (a)$10.258
                                            (b)$8.259     (b)$9.701     (b)$11.757    (b)$10.769    (b)$10.086
 Ending AUV................................ (a)$9.792     (a)$11.898    (a)$10.925    (a)$10.258    (a)$10.243
                                            (b)$9.701     (b)$11.757    (b)$10.769    (b)$10.086    (b)$10.046
 Ending Number of AUs...................... (a)381,069    (a)370,176    (a)413,143    (a)424,540    (a)454,813
                                            (b)210,225    (b)202,299    (b)223,393    (b)229,197    (b)239,057

--------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11
============================================================ ============== ============= =============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.607      (a)$8.523     (a)$9.275
                                                             (b)$6.604      (b)$8.498     (b)$9.224
 Ending AUV................................................. (a)$8.523      (a)$9.275     (a)$9.014
                                                             (b)$8.498      (b)$9.224     (b)$8.942
 Ending Number of AUs....................................... (a)16          (a)206        (a)5,006
                                                             (b)0           (b)3,149      (b)6,584

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.300      (a)$9.454     (a)$10.514
                                                             (b)$7.301      (b)$9.431     (b)$10.462
 Ending AUV................................................. (a)$9.454      (a)$10.514    (a)$10.625
                                                             (b)$9.431      (b)$10.462    (b)$10.547
 Ending Number of AUs....................................... (a)3,328       (a)5,474      (a)52,629
                                                             (b)1,796       (b)11,085     (b)38,412

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.065      (a)$9.111     (a)$10.497
                                                             (b)$7.066      (b)$9.077     (b)$10.430
 Ending AUV................................................. (a)$9.111      (a)$10.497    (a)$9.769
                                                             (b)$9.077      (b)$10.430    (b)$9.683
 Ending Number of AUs....................................... (a)14          (a)321        (a)4,365
                                                             (b)0           (b)249        (b)4,222

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.942     (a)$12.131    (a)$12.695
                                                             (b)$10.944     (b)$12.111    (b)$12.641
 Ending AUV................................................. (a)$12.131     (a)$12.695    (a)$13.218
                                                             (b)$12.111     (b)$12.641    (b)$13.130
 Ending Number of AUs....................................... (a)2,011       (a)20,018     (a)52,196
                                                             (b)1,310       (b)6,623      (b)26,315

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.552      (a)$8.645     (a)$9.733
                                                             (b)$6.550      (b)$8.613     (b)$9.672
 Ending AUV................................................. (a)$8.645      (a)$9.733     (a)$8.588
                                                             (b)$8.613      (b)$9.672     (b)$8.513
 Ending Number of AUs....................................... (a)16          (a)2,651      (a)10,168
                                                             (b)0           (b)1,092      (b)4,743

-------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A

-------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.882     (a)$11.134    (a)$11.510
                                                             (b)$10.887     (b)$11.116    (b)$11.462
 Ending AUV................................................. (a)$11.134     (a)$11.510    (a)$12.136
                                                             (b)$11.116     (b)$11.462    (b)$12.056
 Ending Number of AUs....................................... (a)6,134       (a)46,535     (a)143,516
                                                             (b)3,771       (b)21,729     (b)66,518

-------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.141      (a)$9.388     (a)$10.550
                                                             (b)$7.139      (b)$9.370     (b)$10.505
 Ending AUV................................................. (a)$9.388      (a)$10.550    (a)$9.739
                                                             (b)$9.370      (b)$10.505    (b)$9.672
 Ending Number of AUs....................................... (a)14          (a)14         (a)5,348
                                                             (b)0           (b)0          (b)22

-------------------------------------------------------------



                                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                 ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/12      12/31/13      12/31/14      12/31/15      12/31/16
============================================================ ============= ============= ============= ============= =============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class
  2
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.014     (a)$10.261    (a)$12.538    (a)$12.728    (a)$11.783
                                                             (b)$8.942     (b)$10.155    (b)$12.376    (b)$12.533    (b)$11.574
 Ending AUV................................................. (a)$10.261    (a)$12.538    (a)$12.728    (a)$11.783    (a)$13.165
                                                             (b)$10.155    (b)$12.376    (b)$12.533    (b)$11.574    (b)$12.898
 Ending Number of AUs....................................... (a)11,239     (a)16,213     (a)24,348     (a)29,195     (a)26,214
                                                             (b)6,290      (b)5,697      (b)12,812     (b)18,908     (b)21,736

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.625    (a)$11.815    (a)$13.289    (a)$13.723    (a)$12.590
                                                             (b)$10.547    (b)$11.698    (b)$13.125    (b)$13.520    (b)$12.373
 Ending AUV................................................. (a)$11.815    (a)$13.289    (a)$13.723    (a)$12.590    (a)$14.171
                                                             (b)$11.698    (b)$13.125    (b)$13.520    (b)$12.373    (b)$13.892
 Ending Number of AUs....................................... (a)111,503    (a)166,029    (a)264,636    (a)281,435    (a)273,332
                                                             (b)41,347     (b)51,191     (b)68,173     (b)97,441     (b)115,234

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.769     (a)$11.173    (a)$15.080    (a)$15.975    (a)$15.970
                                                             (b)$9.683     (b)$11.047    (b)$14.872    (b)$15.715    (b)$15.671
 Ending AUV................................................. (a)$11.173    (a)$15.080    (a)$15.975    (a)$15.970    (a)$15.881
                                                             (b)$11.047    (b)$14.872    (b)$15.715    (b)$15.671    (b)$15.545
 Ending Number of AUs....................................... (a)3,662      (a)846        (a)848        (a)841        (a)1,030
                                                             (b)4,479      (b)3,799      (b)3,571      (b)3,857      (b)4,843

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.218    (a)$13.520    (a)$12.841    (a)$12.601    (a)$12.051
                                                             (b)$13.130    (b)$13.396    (b)$12.692    (b)$12.423    (b)$11.851
 Ending AUV................................................. (a)$13.520    (a)$12.841    (a)$12.601    (a)$12.051    (a)$12.021
                                                             (b)$13.396    (b)$12.692    (b)$12.423    (b)$11.851    (b)$11.793
 Ending Number of AUs....................................... (a)93,200     (a)146,014    (a)204,175    (a)249,224    (a)460,579
                                                             (b)45,281     (b)66,194     (b)77,523     (b)99,369     (b)145,284

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.588     (a)$9.884     (a)$12.282    (a)$12.600    (a)$12.254
                                                             (b)$8.513     (b)$9.773     (b)$12.114    (b)$12.397    (b)$12.026
 Ending AUV................................................. (a)$9.884     (a)$12.282    (a)$12.600    (a)$12.254    (a)$12.749
                                                             (b)$9.773     (b)$12.114    (b)$12.397    (b)$12.026    (b)$12.481
 Ending Number of AUs....................................... (a)11,743     (a)12,189     (a)15,667     (a)15,612     (a)16,321
                                                             (b)5,089      (b)3,823      (b)8,317      (b)8,115      (b)8,093

-------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST
  Service Class
Share
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)$9.917
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)$9.901
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)49,630
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)6,421

-------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.136    (a)$12.403    (a)$11.957    (a)$12.382    (a)$12.258
                                                             (b)$12.056    (b)$12.290    (b)$11.819    (b)$12.208    (b)$12.055
 Ending AUV................................................. (a)$12.403    (a)$11.957    (a)$12.382    (a)$12.258    (a)$12.247
                                                             (b)$12.290    (b)$11.819    (b)$12.208    (b)$12.055    (b)$11.620
 Ending Number of AUs....................................... (a)209,453    (a)287,242    (a)330,543    (a)409,878    (a)670,419
                                                             (b)105,949    (b)144,548    (b)151,977    (b)166,161    (b)1,672

-------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.739     (a)$10.928    (a)$14.546    (a)$15.390    (a)$15.176
                                                             (b)$9.672     (b)$10.827    (b)$14.375    (b)$15.171    (b)$14.923
 Ending AUV................................................. (a)$10.928    (a)$14.546    (a)$15.390    (a)$15.176    (a)$16.049
                                                             (b)$10.827    (b)$14.375    (b)$15.171    (b)$14.923    (b)$15.742
 Ending Number of AUs....................................... (a)6,582      (a)12,239     (a)12,200     (a)38,161     (a)37,893
                                                             (b)234        (b)212        (b)213        (b)4,123      (b)5,153

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                         FISCAL YEAR   FISCAL YEAR
                                                          INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                         12/31/09       12/31/10      12/31/11
======================================================== ============== ============= =============
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.524      (a)$8.224     (a)$9.027
                                                         (b)$6.525      (b)$8.198     (b)$8.977
 Ending AUV............................................. (a)$8.224      (a)$9.027     (a)$9.630
                                                         (b)$8.198      (b)$8.977     (b)$9.553
 Ending Number of AUs................................... (a)15          (a)511        (a)53,162
                                                         (b)0           (b)69         (b)30,771

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.903      (a)$9.524     (a)$11.659
                                                         (b)$7.902      (b)$9.504     (b)$11.606
 Ending AUV............................................. (a)$9.524      (a)$11.659    (a)$11.208
                                                         (b)$9.504      (b)$11.606    (b)$11.129
 Ending Number of AUs................................... (a)2,508       (a)23,190     (a)96,374
                                                         (b)1,450       (b)15,045     (b)56,848

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.581      (a)$9.718     (a)$10.965
                                                         (b)$7.580      (b)$9.694     (b)$10.911
 Ending AUV............................................. (a)$9.718      (a)$10.965    (a)$11.259
                                                         (b)$9.694      (b)$10.911    (b)$11.174
 Ending Number of AUs................................... (a)690         (a)14,276     (a)35,447
                                                         (b)432         (b)2,699      (b)13,201

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.886      (a)$9.406     (a)$10.047
                                                         (b)$6.887      (b)$9.384     (b)$9.999
 Ending AUV............................................. (a)$9.406      (a)$10.047    (a)$8.448
                                                         (b)$9.384      (b)$9.999     (b)$8.386
 Ending Number of AUs................................... (a)15          (a)3,015      (a)8,893
                                                         (b)0           (b)0          (b)1,128

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$5.753      (a)$7.837     (a)$8.264
                                                         (b)$5.751      (b)$7.807     (b)$8.211
 Ending AUV............................................. (a)$7.837      (a)$8.264     (a)$7.015
                                                         (b)$7.807      (b)$8.211     (b)$6.952
 Ending Number of AUs................................... (a)18          (a)271        (a)1,166
                                                         (b)0           (b)6,417      (b)11,894

---------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.461      (a)$10.054    (a)$11.863
                                                         (b)$7.463      (b)$10.027    (b)$11.803
 Ending AUV............................................. (a)$10.054     (a)$11.863    (a)$10.961
                                                         (b)$10.027     (b)$11.803    (b)$10.879
 Ending Number of AUs................................... (a)14          (a)14         (a)0
                                                         (b)0           (b)0          (b)2,239

---------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.362      (a)$8.362     (a)$9.549
                                                         (b)$6.359      (b)$8.342     (b)$9.502
 Ending AUV............................................. (a)$8.362      (a)$9.549     (a)$9.227
                                                         (b)$8.342      (b)$9.502     (b)$9.158
 Ending Number of AUs................................... (a)4,838       (a)45,158     (a)160,552
                                                         (b)2,838       (b)26,972     (b)83,405

---------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$6.868      (a)$8.977     (a)$9.941
                                                         (b)$6.867      (b)$8.957     (b)$9.893
 Ending AUV............................................. (a)$8.977      (a)$9.941     (a)$9.590
                                                         (b)$8.957      (b)$9.893     (b)$9.521
 Ending Number of AUs................................... (a)5,552       (a)55,306     (a)202,016
                                                         (b)3,311       (b)31,257     (b)102,677

---------------------------------------------------------



                                                          FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                             ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                         12/31/12      12/31/13      12/31/14      12/31/15      12/31/16
======================================================== ============= ============= ============= ============= =============
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$9.630     (a)$10.785    (a)$13.992    (a)$15.720    (a)$15.142
                                                         (b)$9.553     (b)$10.671    (b)$13.810    (b)$15.478    (b)$14.871
 Ending AUV............................................. (a)$10.785    (a)$13.992    (a)$15.720    (a)$15.142    (a)$17.228
                                                         (b)$10.671    (b)$13.810    (b)$15.478    (b)$14.871    (b)$16.877
 Ending Number of AUs................................... (a)117,074    (a)111,919    (a)110,054    (a)116,816    (a)133,644
                                                         (b)56,561     (b)55,766     (b)72,196     (b)82,909     (b)89,325

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$11.208    (a)$12.974    (a)$17.604    (a)$17.979    (a)$17.586
                                                         (b)$11.129    (b)$12.850    (b)$17.392    (b)$17.719    (b)$17.288
 Ending AUV............................................. (a)$12.974    (a)$17.604    (a)$17.979    (a)$17.586    (a)$17.994
                                                         (b)$12.850    (b)$17.392    (b)$17.719    (b)$17.288    (b)$17.645
 Ending Number of AUs................................... (a)111,867    (a)96,443     (a)95,022     (a)92,036     (a)107,154
                                                         (b)65,884     (b)56,527     (b)55,909     (b)55,164     (b)55,463

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$11.259    (a)$12.968    (a)$13.779    (a)$13.682    (a)$12.893
                                                         (b)$11.174    (b)$12.839    (b)$13.608    (b)$13.479    (b)$12.670
 Ending AUV............................................. (a)$12.968    (a)$13.779    (a)$13.682    (a)$12.893    (a)$15.012
                                                         (b)$12.839    (b)$13.608    (b)$13.479    (b)$12.670    (b)$14.715
 Ending Number of AUs................................... (a)64,832     (a)74,190     (a)85,301     (a)94,734     (a)93,441
                                                         (b)26,170     (b)31,949     (b)32,754     (b)42,463     (b)53,419

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$8.448     (a)$9.761     (a)$11.594    (a)$10.450    (a)$10.317
                                                         (b)$8.386     (b)$9.665     (b)$11.452    (b)$10.296    (b)$10.140
 Ending AUV............................................. (a)$9.761     (a)$11.594    (a)$10.450    (a)$10.317    (a)$9.960
                                                         (b)$9.665     (b)$11.452    (b)$10.296    (b)$10.140    (b)$9.765
 Ending Number of AUs................................... (a)13,992     (a)17,080     (a)24,653     (a)27,074     (a)59,477
                                                         (b)5,611      (b)7,375      (b)11,063     (b)13,986     (b)22,766

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$7.015     (a)$8.377     (a)$10.067    (a)$8.975     (a)$8.695
                                                         (b)$6.952     (b)$8.282     (b)$9.927     (b)$8.828     (b)$8.532
 Ending AUV............................................. (a)$8.377     (a)$10.067    (a)$8.975     (a)$8.695     (a)$8.691
                                                         (b)$8.282     (b)$9.927     (b)$8.828     (b)$8.532     (b)$8.506
 Ending Number of AUs................................... (a)909        (a)1,020      (a)8,812      (a)9,145      (a)16,142
                                                         (b)10,886     (b)10,591     (b)16,937     (b)17,997     (b)15,391

---------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$10.961    (a)$12.269    (a)$13.637    (a)$18.078    (a)$18.692
                                                         (b)$10.879    (b)$12.147    (b)$16.721    (b)$17.809    (b)$18.368
 Ending AUV............................................. (a)$12.269    (a)$13.637    (a)$18.078    (a)$18.692    (a)$18.451
                                                         (b)$12.147    (b)$16.721    (b)$17.809    (b)$18.368    (b)$18.451
 Ending Number of AUs................................... (a)0          (a)0          (a)0          (a)2,528      (a)1,690
                                                         (b)2,190      (b)1,903      (b)1,962      (b)1,728      (b)1,690

---------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$9.227     (a)$10.832    (a)$14.505    (a)$15.620    (a)$14.464
                                                         (b)$9.158     (b)$10.724    (b)$14.325    (b)$15.388    (b)$14.213
 Ending AUV............................................. (a)$10.832    (a)$14.505    (a)$15.620    (a)$14.464    (a)$16.703
                                                         (b)$10.724    (b)$14.325    (b)$15.388    (b)$14.213    (b)$16.372
 Ending Number of AUs................................... (a)186,970    (a)173,621    (a)173,551    (a)182,981    (a)193,826
                                                         (b)99,029     (b)87,782     (b)99,864     (b)109,828    (b)109,749

---------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.......................................... (a)$9.590     (a)$10.824    (a)$14.294    (a)$15.515    (a)$14.807
                                                         (b)$9.521     (b)$10.719    (b)$14.120    (b)$15.288    (b)$14.554
 Ending AUV............................................. (a)$10.824    (a)$14.294    (a)$15.515    (a)$14.807    (a)$17.456
                                                         (b)$10.719    (b)$14.120    (b)$15.288    (b)$14.554    (b)$17.115
 Ending Number of AUs................................... (a)244,560    (a)225,904    (a)219,653    (a)222,819    (a)232,899
                                                         (b)127,484    (b)129,823    (b)128,717    (b)141,446    (b)140,702

---------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                        FISCAL YEAR   FISCAL YEAR
                                                         INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                        12/31/09       12/31/10      12/31/11
======================================================= ============== ============= =============
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$6.314      (a)$7.910     (a)$9.167
                                                        (b)$6.316      (b)$7.899     (b)$9.131
 Ending AUV............................................ (a)$7.910      (a)$9.167     (a)$8.498
                                                        (b)$7.899      (b)$9.131     (b)$8.444
 Ending Number of AUs.................................. (a)2,201       (a)27,846     (a)91,851
                                                        (b)1,252       (b)11,987     (b)44,469

--------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A         (a)$10.759    (a)$11.481
                                                        (b)N/A         (b)$10.757    (b)$11.446
 Ending AUV............................................ (a)N/A         (a)$11.481    (a)$11.385
                                                        (b)N/A         (b)$11.446    (b)$11.321
 Ending Number of AUs.................................. (a)N/A         (a)84,794     (a)168,563
                                                        (b)N/A         (b)25,299     (b)60,547

--------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A         (a)$10.215    (a)$11.173
                                                        (b)N/A         (b)$10.214    (b)$11.130
 Ending AUV............................................ (a)N/A         (a)$11.173    (a)$10.301
                                                        (b)N/A         (b)$11.130    (b)$10.236
 Ending Number of AUs.................................. (a)N/A         (a)447        (a)19,914
                                                        (b)N/A         (b)0          (b)474

--------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A         (a)$10.617    (a)$11.425
                                                        (b)N/A         (b)$10.615    (b)$11.396
 Ending AUV............................................ (a)N/A         (a)$11.425    (a)$11.063
                                                        (b)N/A         (b)$11.396    (b)$11.007
 Ending Number of AUs.................................. (a)N/A         (a)69,284     (a)275,629
                                                        (b)N/A         (b)14,422     (b)125,666

--------------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)N/A         (a)$10.303    (a)$11.155
                                                        (b)N/A         (b)$10.301    (b)$11.122
 Ending AUV............................................ (a)N/A         (a)$11.155    (a)$10.620
                                                        (b)N/A         (b)$11.122    (b)$10.562
 Ending Number of AUs.................................. (a)N/A         (a)19,595     (a)147,135
                                                        (b)N/A         (b)6,668      (b)25,168

--------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.746      (a)$9.819     (a)$12.129
                                                        (b)$7.743      (b)$9.794     (b)$12.067
 Ending AUV............................................ (a)$9.819      (a)$12.129    (a)$11.234
                                                        (b)$9.794      (b)$12.067    (b)$11.149
 Ending Number of AUs.................................. (a)13          (a)7,722      (a)36,367
                                                        (b)0           (b)4,809      (b)21,196

--------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$7.802      (a)$11.090    (a)$12.688
                                                        (b)$7.789      (b)$11.051    (b)$12.612
 Ending AUV............................................ (a)$11.090     (a)$12.688    (a)$9.961
                                                        (b)$11.051     (b)$12.612    (b)$9.877
 Ending Number of AUs.................................. (a)2,838       (a)3,402      (a)9,303
                                                        (b)0           (b)407        (b)4,879

--------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$4.808      (a)$6.600     (a)$7.792
                                                        (b)$4.809      (b)$6.588     (b)$7.758
 Ending AUV............................................ (a)$6.600      (a)$7.792     (a)$8.297
                                                        (b)$6.588      (b)$7.758     (b)$8.240
 Ending Number of AUs.................................. (a)4,766       (a)34,505     (a)123,402
                                                        (b)2,842       (b)21,778     (b)73,949

--------------------------------------------------------



                                                         FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                            ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                        12/31/12      12/31/13      12/31/14      12/31/15      12/31/16
======================================================= ============= ============= ============= ============= =============
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$8.498     (a)$9.402     (a)$12.613    (a)$13.403    (a)$12.851
                                                        (b)$8.444     (b)$9.318     (b)$12.470    (b)$13.218    (b)$12.642
 Ending AUV............................................ (a)$9.402     (a)$12.613    (a)$13.403    (a)$12.851    (a)$14.857
                                                        (b)$9.318     (b)$12.470    (b)$13.218    (b)$12.642    (b)$14.578
 Ending Number of AUs.................................. (a)113,289    (a)97,558     (a)91,670     (a)91,612     (a)84,400
                                                        (b)62,992     (b)55,322     (b)54,487     (b)48,231     (b)50,572

--------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$11.385    (a)$12.441    (a)$13.691    (a)$14.233    (a)$13.862
                                                        (b)$11.321    (b)$12.341    (b)$13.546    (b)$14.047    (b)$13.648
 Ending AUV............................................ (a)$12.441    (a)$13.691    (a)$14.233    (a)$13.862    (a)$14.400
                                                        (b)$12.341    (b)$13.546    (b)$14.047    (b)$13.648    (b)$14.141
 Ending Number of AUs.................................. (a)187,172    (a)212,707    (a)312,322    (a)310,489    (a)298,603
                                                        (b)103,832    (b)130,959    (b)146,551    (b)89,536     (b)86,330

--------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$10.301    (a)$11.679    (a)$14.260    (a)$14.812    (a)$14.347
                                                        (b)$10.236    (b)$11.577    (b)$14.099    (b)$14.608    (b)$14.114
 Ending AUV............................................ (a)$11.679    (a)$14.260    (a)$14.812    (a)$14.347    (a)$14.976
                                                        (b)$11.577    (b)$14.099    (b)$14.608    (b)$14.114    (b)$14.696
 Ending Number of AUs.................................. (a)19,248     (a)18,645     (a)24,284     (a)23,578     (a)34,575
                                                        (b)462        (b)27,111     (b)39,332     (b)48,049     (b)49,334

--------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$11.063    (a)$12.205    (a)$13.785    (a)$14.323    (a)$13.906
                                                        (b)$11.007    (b)$12.113    (b)$13.647    (b)$14.144    (b)$13.699
 Ending AUV............................................ (a)$12.205    (a)$13.785    (a)$14.323    (a)$13.906    (a)$14.492
                                                        (b)$12.113    (b)$13.647    (b)$14.144    (b)$13.699    (b)$14.240
 Ending Number of AUs.................................. (a)273,159    (a)299,445    (a)294,336    (a)288,436    (a)275,910
                                                        (b)132,049    (b)142,799    (b)154,264    (b)144,460    (b)135,607

--------------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV......................................... (a)$10.620    (a)$11.834    (a)$13.702    (a)$14.222    (a)$13.794
                                                        (b)$10.562    (b)$11.739    (b)$13.559    (b)$14.038    (b)$13.581
 Ending AUV............................................ (a)$11.834    (a)$13.702    (a)$14.222    (a)$13.794    (a)$14.386
                                                        (b)$11.739    (b)$13.559    (b)$14.038    (b)$13.581    (b)$14.129
 Ending Number of AUs.................................. (a)141,387    (a)142,855    (a)152,427    (a)166,201    (a)168,385
                                                        (b)43,915     (b)66,031     (b)70,000     (b)70,608     (b)79,976

--------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$11.234    (a)$12.837    (a)$18.002    (a)$19.722    (a)$19.998
                                                        (b)$11.149    (b)$12.708    (b)$17.776    (b)$19.427    (b)$19.649
 Ending AUV............................................ (a)$12.837    (a)$18.002    (a)$19.722    (a)$19.998    (a)$19.731
                                                        (b)$12.708    (b)$17.776    (b)$19.427    (b)$19.649    (b)$19.339
 Ending Number of AUs.................................. (a)45,591     (a)42,570     (a)47,302     (a)48,642     (a)58,710
                                                        (b)25,857     (b)22,397     (b)22,976     (b)23,856     (b)28,773

--------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$9.961     (a)$10.153    (a)$10.578    (a)$8.485     (a)$6.567
                                                        (b)$9.877     (b)$10.042    (b)$10.436    (b)$8.350     (b)$6.447
 Ending AUV............................................ (a)$10.153    (a)$10.578    (a)$8.485     (a)$6.567     (a)$8.404
                                                        (b)$10.042    (b)$10.436    (b)$8.350     (b)$6.447     (b)$8.229
 Ending Number of AUs.................................. (a)20,665     (a)22,562     (a)27,213     (a)35,828     (a)33,573
                                                        (b)7,297      (b)9,172      (b)10,660     (b)12,906     (b)14,327

--------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV......................................... (a)$8.297     (a)$9.577     (a)$9.234     (a)$11.799    (a)$11.829
                                                        (b)$8.240     (b)$9.488     (b)$9.125     (b)$11.631    (b)$11.632
 Ending AUV............................................ (a)$9.577     (a)$9.234     (a)$11.799    (a)$11.829    (a)$12.653
                                                        (b)$9.488     (b)$9.125     (b)$11.631    (b)$11.632    (b)$12.410
 Ending Number of AUs.................................. (a)149,240    (a)178,899    (a)144,160    (a)139,172    (a)137,209
                                                        (b)87,983     (b)104,436    (b)91,362     (b)86,195     (b)83,565

--------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11      12/31/12
============================================================ ============== ============= ============= =============
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A         (a)$11.305    (a)$11.425    (a)$11.955
                                                             (b)N/A         (b)$11.304    (b)$11.399    (b)$11.898
 Ending AUV................................................. (a)N/A         (a)$11.425    (a)$11.955    (a)$12.248
                                                             (b)N/A         (b)$11.399    (b)$11.898    (b)$12.159
 Ending Number of AUs....................................... (a)N/A         (a)66,712     (a)214,281    (a)296,057
                                                             (b)N/A         (b)27,059     (b)93,052     (b)135,401

-------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.466      (a)$9.759     (a)$10.592    (a)$10.189
                                                             (b)$7.462      (b)$9.711     (b)$10.513    (b)$10.088
 Ending AUV................................................. (a)$9.759      (a)$10.592    (a)$10.189    (a)$11.698
                                                             (b)$9.711      (b)$10.513    (b)$10.088    (b)$11.552
 Ending Number of AUs....................................... (a)14          (a)1,443      (a)3,570      (a)12,501
                                                             (b)0           (b)0          (b)3,349      (b)4,492

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SA JANUS FOCUSED GROWTH* - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.329      (a)$9.322     (a)$10.776    (a)$10.458
                                                             (b)$7.329      (b)$9.303     (b)$10.727    (b)$10.384
 Ending AUV................................................. (a)$9.322      (a)$10.776    (a)$10.458    (a)$11.455
                                                             (b)$9.303      (b)$10.727    (b)$10.384    (b)$11.347
 Ending Number of AUs....................................... (a)1,854       (a)8,499      (a)37,302     (a)49,716
                                                             (b)1,063       (b)7,433      (b)26,974     (b)33,935

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.461     (a)$12.237    (a)$12.813    (a)$13.419
                                                             (b)$11.462     (b)$12.214    (b)$12.756    (b)$13.327
 Ending AUV................................................. (a)$12.237     (a)$12.813    (a)$13.419    (a)$14.174
                                                             (b)$12.214     (b)$12.756    (b)$13.327    (b)$14.041
 Ending Number of AUs....................................... (a)25,751      (a)114,728    (a)366,855    (a)500,339
                                                             (b)6,326       (b)51,862     (b)173,849    (b)247,424

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.871      (a)$9.015     (a)$9.957     (a)$9.390
                                                             (b)$6.870      (b)$8.996     (b)$9.912     (b)$9.323
 Ending AUV................................................. (a)$9.015      (a)$9.957     (a)$9.390     (a)$10.421
                                                             (b)$8.996      (b)$9.912     (b)$9.323     (b)$10.321
 Ending Number of AUs....................................... (a)10,626      (a)45,331     (a)161,832    (a)206,697
                                                             (b)4,947       (b)31,105     (b)84,186     (b)106,964

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.651      (a)$9.724     (a)$10.646    (a)$10.282
                                                             (b)$7.649      (b)$9.702     (b)$10.595    (b)$10.207
 Ending AUV................................................. (a)$9.724      (a)$10.646    (a)$10.282    (a)$12.063
                                                             (b)$9.702      (b)$10.595    (b)$10.207    (b)$11.945
 Ending Number of AUs....................................... (a)4,160       (a)47,051     (a)167,366    (a)205,987
                                                             (b)2,440       (b)24,002     (b)84,625     (b)103,033

-------------------------------------------------------------



                                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR    FISCAL YEAR
                                                                 ENDED         ENDED         ENDED          ENDED
VARIABLE PORTFOLIOS                                             12/31/13      12/31/14      12/31/15       12/31/16
============================================================ ============= ============= ============= ===============
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$12.248    (a)$11.456    (a)$11.493    (a)$11.191
                                                             (b)$12.159    (b)$11.345    (b)$11.353    (b)$11.027
 Ending AUV................................................. (a)$11.456    (a)$11.493    (a)$11.191    (a)$11.455
                                                             (b)$11.345    (b)$11.353    (b)$11.027    (b)$11.259
 Ending Number of AUs....................................... (a)376,332    (a)436,487    (a)487,477    (a)581,276
                                                             (b)179,700    (b)186,612    (b)198,792    (b)205,624

-------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.698    (a)$15.831    (a)$17.796    (a)$19.495
                                                             (b)$11.552    (b)$15.595    (b)$17.487    (b)$19.109
 Ending AUV................................................. (a)$15.831    (a)$17.796    (a)$19.495    (a)$19.736
                                                             (b)$15.595    (b)$17.487    (b)$19.109    (b)$19.297
 Ending Number of AUs....................................... (a)13,680     (a)13,098     (a)17,194     (a)28,422
                                                             (b)5,555      (b)7,239      (b)7,703      (b)8,604

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A        (a)$11.336
                                                             (b)N/A        (b)N/A        (b)N/A        (b)$11.234
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A        (a)21,911
                                                             (b)N/A        (b)N/A        (b)N/A        (b)5,323

-------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A        (a)$10.398
                                                             (b)N/A        (b)N/A        (b)N/A        (b)$10.359
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A        (a)2,641,586
                                                             (b)N/A        (b)N/A        (b)N/A        (b)40,434

-------------------------------------------------------------
SA JANUS FOCUSED GROWTH* - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.455    (a)$15.194    (a)$16.640    (a)$16.429
                                                             (b)$11.347    (b)$15.012    (b)$16.401    (b)$16.151
 Ending AUV................................................. (a)$15.194    (a)$16.640    (a)$16.429    (a)$15.942
                                                             (b)$15.012    (b)$16.401    (b)$16.151    (b)$15.634
 Ending Number of AUs....................................... (a)47,422     (a)47,989     (a)47,844     (a)53,480
                                                             (b)31,665     (b)31,084     (b)31,631     (b)35,257

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$14.174    (a)$13.455    (a)$13.886    (a)$13.656
                                                             (b)$14.041    (b)$13.296    (b)$13.687    (b)$13.427
 Ending AUV................................................. (a)$13.455    (a)$13.886    (a)$13.656    (a)$13.900
                                                             (b)$13.296    (b)$13.687    (b)$13.427    (b)$13.633
 Ending Number of AUs....................................... (a)659,087    (a)721,954    (a)731,937    (a)952,560
                                                             (b)332,163    (b)339,617    (b)335,545    (b)389,099

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.421    (a)$13.717    (a)$14.416    (a)$14.380
                                                             (b)$10.321    (b)$13.552    (b)$14.207    (b)$14.137
 Ending AUV................................................. (a)$13.717    (a)$14.416    (a)$14.380    (a)$16.226
                                                             (b)$13.552    (b)$14.207    (b)$14.137    (b)$15.912
 Ending Number of AUs....................................... (a)194,334    (a)208,546    (a)199,496    (a)205,957
                                                             (b)101,748    (b)104,276    (b)109,087    (b)108,280

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.063    (a)$15.657    (a)$17.093    (a)$16.867
                                                             (b)$11.945    (b)$15.465    (b)$16.841    (b)$16.577
 Ending AUV................................................. (a)$15.657    (a)$17.093    (a)$16.867    (a)$18.042
                                                             (b)$15.465    (b)$16.841    (b)$16.577    (b)$17.688
 Ending Number of AUs....................................... (a)192,843    (a)188,748    (a)188,093    (a)208,650
                                                             (b)95,220     (b)91,651     (b)95,058     (b)101,445

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


        * On June 30, 2016, the SA Marsico Focused Growth Portfolio was renamed SA Janus Focused Growth Portfolio.

                                      A-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR     FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED           ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11       12/31/12
============================================================ ============== ============= ============= ================
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.244      (a)$9.757     (a)$10.571    (a)$10.609
                                                             (b)$8.245      (b)$9.738     (b)$10.525    (b)$10.536
 Ending AUV................................................. (a)$9.757      (a)$10.571    (a)$10.609    (a)$11.628
                                                             (b)$9.738      (b)$10.525    (b)$10.536    (b)$11.519
 Ending Number of AUs....................................... (a)12          (a)9,987      (a)28,624     (a)38,719
                                                             (b)1,739       (b)5,350      (b)10,217     (b)14,415

-------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.372      (a)$9.864     (a)$12.222    (a)$11.073
                                                             (b)$7.373      (b)$9.844     (b)$12.167    (b)$10.995
 Ending AUV................................................. (a)$9.864      (a)$12.222    (a)$11.073    (a)$12.930
                                                             (b)$9.844      (b)$12.167    (b)$10.995    (b)$12.807
 Ending Number of AUs....................................... (a)4,941       (a)45,875     (a)177,083    (a)210,448
                                                             (b)2,907       (b)25,746     (b)93,507     (b)113,827

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.695      (a)$8.532     (a)$10.652    (a)$10.150
                                                             (b)$6.692      (b)$8.510     (b)$10.599    (b)$10.074
 Ending AUV................................................. (a)$8.532      (a)$10.652    (a)$10.150    (a)$11.779
                                                             (b)$8.510      (b)$10.599    (b)$10.074    (b)$11.662
 Ending Number of AUs....................................... (a)2,407       (a)26,158     (a)104,272    (a)120,729
                                                             (b)1,374       (b)16,185     (b)58,182     (b)68,452

-------------------------------------------------------------
STRATEGIC MULTI-ASSET - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)$9.999
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$9.999
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)$10.540
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$10.516
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)3,430,969
                                                             (b)N/A         (b)N/A        (b)N/A        (b)1,737,331

-------------------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)$9.999
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$9.999
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)$10.426
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$10.415
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)237,739
                                                             (b)N/A         (b)N/A        (b)N/A        (b)161,296

-------------------------------------------------------------



                                                                FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                                   ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                               12/31/13          12/31/14          12/31/15
============================================================ ================= ================= =================
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.628        (a)$13.626        (a)$14.550
                                                             (b)$11.519        (b)$13.464        (b)$14.341
 Ending AUV................................................. (a)$13.626        (a)$14.550        (a)$14.260
                                                             (b)$13.464        (b)$14.341        (b)$14.021
 Ending Number of AUs....................................... (a)37,874         (a)39,033         (a)48,820
                                                             (b)14,059         (b)18,509         (b)28,929

-------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.930        (a)$17.544        (a)$18.852
                                                             (b)$12.807        (b)$17.334        (b)$18.580
 Ending AUV................................................. (a)$17.544        (a)$18.852        (a)$17.478
                                                             (b)$17.334        (b)$18.580        (b)$17.183
 Ending Number of AUs....................................... (a)184,326        (a)178,074        (a)181,686
                                                             (b)110,557        (b)111,794        (b)120,468

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.779        (a)$15.702        (a)$15.463
                                                             (b)$11.662        (b)$15.506        (b)$15.233
 Ending AUV................................................. (a)$15.702        (a)$15.463        (a)$14.091
                                                             (b)$15.506        (b)$15.233        (b)$13.846
 Ending Number of AUs....................................... (a)105,964        (a)110,428        (a)116,879
                                                             (b)60,244         (b)60,940         (b)66,111

-------------------------------------------------------------
STRATEGIC MULTI-ASSET - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)$10.540        (a)$12.187        (a)$12.550
                                                             (b)$10.516        (b)$12.129        (b)$12.458
 Ending AUV................................................. (a)$12.187        (a)$12.550        (a)$11.749
                                                             (b)$12.129        (b)$12.458        (b)$11.634
 Ending Number of AUs....................................... (a)10,161,109     (a)19,798,493     (a)28,739,140
                                                             (b)4,753,288      (b)7,191,559      (b)9,597,631

-------------------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)$10.426        (a)$12.098        (a)$12.456
                                                             (b)$10.415        (b)$12.055        (b)$12.381
 Ending AUV................................................. (a)$12.098        (a)$12.456        (a)$11.629
                                                             (b)$12.055        (b)$12.381        (b)$11.530
 Ending Number of AUs....................................... (a)4,646,920      (a)12,903,833     (a)20,141,779
                                                             (b)1,360,629      (b)3,480,818      (b)4,919,044

-------------------------------------------------------------



                                                                FISCAL YEAR
                                                                   ENDED
VARIABLE PORTFOLIOS                                              12/31/16
============================================================ ================
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$14.260
                                                             (b)$14.021
 Ending AUV................................................. (a)$15.315
                                                             (b)$15.021
 Ending Number of AUs....................................... (a)63,525
                                                             (b)41,801

-------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A
                                                             (b)N/A
 Ending AUV................................................. (a)$10.844
                                                             (b)$10.804
 Ending Number of AUs....................................... (a)2,159,352
                                                             (b)6,248

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A
                                                             (b)N/A
 Ending AUV................................................. (a)$10.588
                                                             (b)$10.548
 Ending Number of AUs....................................... (a)3,390,246
                                                             (b)3,239

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$17.478
                                                             (b)$17.183
 Ending AUV................................................. (a)$21.506
                                                             (b)$21.090
 Ending Number of AUs....................................... (a)172,040
                                                             (b)111,541

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$14.091
                                                             (b)$13.846
 Ending AUV................................................. (a)$18.159
                                                             (b)$17.799
 Ending Number of AUs....................................... (a)102,601
                                                             (b)57,211

-------------------------------------------------------------
STRATEGIC MULTI-ASSET - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A
                                                             (b)N/A
 Ending AUV................................................. (a)$9.848
                                                             (b)$9.848
 Ending Number of AUs....................................... (a)694
                                                             (b)694

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)$11.749
                                                             (b)$11.634
 Ending AUV................................................. (a)$12.121
                                                             (b)$9.350
 Ending Number of AUs....................................... (a)30,738,285
                                                             (b)5,499

-------------------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)$11.629
                                                             (b)$11.530
 Ending AUV................................................. (a)$12.070
                                                             (b)$11.938
 Ending Number of AUs....................................... (a)20,818,730
                                                             (b)5,149,976

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11      12/31/12
============================================================ ============== ============= ============= =============
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.007      (a)$9.129     (a)$10.810    (a)$10.071
                                                             (b)$7.006      (b)$9.109     (b)$10.759    (b)$9.998
 Ending AUV................................................. (a)$9.129      (a)$10.810    (a)$10.071    (a)$10.686
                                                             (b)$9.109      (b)$10.759    (b)$9.998     (b)$10.583
 Ending Number of AUs....................................... (a)15          (a)150        (a)1,608      (a)2,799
                                                             (b)0           (b)407        (b)1,273      (b)1,844

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.961      (a)$10.652    (a)$11.913    (a)$12.464
                                                             (b)$7.956      (b)$10.565    (b)$11.784    (b)$12.299
 Ending AUV................................................. (a)$10.652     (a)$11.913    (a)$12.464    (a)$13.927
                                                             (b)$10.565     (b)$11.784    (b)$12.299    (b)$13.707
 Ending Number of AUs....................................... (a)13          (a)2,370      (a)2,136      (a)11,552
                                                             (b)0           (b)440        (b)1,175      (b)6,069

-------------------------------------------------------------
ULTRA SHORT BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.245     (a)$10.152    (a)$9.972     (a)$9.792
                                                             (b)$10.248     (b)$10.126    (b)$9.922     (b)$9.718
 Ending AUV................................................. (a)$10.152     (a)$9.972     (a)$9.792     (a)$9.617
                                                             (b)$10.126     (b)$9.922     (b)$9.718     (b)$9.521
 Ending Number of AUs....................................... (a)235         (a)234        (a)0          (a)3,322
                                                             (b)0           (b)9,962      (b)0          (b)30,637

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)$10.000
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$9.999
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)$10.062
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$10.082
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)3,129
                                                             (b)N/A         (b)N/A        (b)N/A        (b)0

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (b)N/A         (b)N/A        (b)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (b)N/A         (b)N/A        (b)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------



                                                              FISCAL YEAR   FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                 ENDED         ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                             12/31/13      12/31/14       12/31/15         12/31/16
============================================================ ============= ============= ================ ===============
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.686    (a)$13.246    (a)$16.282       (a)$17.648
                                                             (b)$10.583    (b)$13.085    (b)$16.044       (b)$17.347
 Ending AUV................................................. (a)$13.246    (a)$16.282    (a)$17.648       (a)$20.302
                                                             (b)$13.085    (b)$16.044    (b)$17.347       (b)$19.905
 Ending Number of AUs....................................... (a)2,801      (a)4,220      (a)6,584         (a)12,699
                                                             (b)4,030      (b)8,927      (b)14,924        (b)17,198

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.927    (a)$16.452    (a)$18.222       (a)$15.782
                                                             (b)$13.707    (b)$16.152    (b)$17.846       (b)$15.418
 Ending AUV................................................. (a)$16.452    (a)$18.222    (a)$15.782       (a)$17.182
                                                             (b)$16.152    (b)$17.846    (b)$15.418       (b)$16.743
 Ending Number of AUs....................................... (a)11,230     (a)10,416     (a)14,652        (a)17,505
                                                             (b)5,553      (b)7,888      (b)5,721         (b)5,701

-------------------------------------------------------------
ULTRA SHORT BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.617     (a)$9.445     (a)$9.274        (a)$9.112
                                                             (b)$9.521     (b)$9.327     (b)$9.135        (b)$8.953
 Ending AUV................................................. (a)$9.445     (a)$9.274     (a)$9.112        (a)$8.964
                                                             (b)$9.327     (b)$9.135     (b)$8.953        (b)$8.786
 Ending Number of AUs....................................... (a)14,561     (a)94,767     (a)207,284       (a)432,456
                                                             (b)15,092     (b)15,651     (b)58,298        (b)96,275

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)$10.062    (a)$11.936    (a)$12.099       (a)$11.781
                                                             (b)$10.082    (b)$11.929    (b)$12.062       (b)$11.716
 Ending AUV................................................. (a)$11.936    (a)$12.099    (a)$11.781       (a)$12.443
                                                             (b)$11.929    (b)$12.062    (b)$11.716       (b)$10.007
 Ending Number of AUs....................................... (a)222,123    (a)670,425    (a)2,617,149     (a)5,126,729
                                                             (b)40,521     (b)159,139    (b)517,345       (b)6,763

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (b)N/A        (a)$10.834    (a)$11.360       (a)$10.784
                                                             (b)N/A        (b)$10.816    (b)$11.313       (b)$10.713
 Ending AUV................................................. (a)$10.834    (a)$11.360    (a)$10.784       (a)$11.367
                                                             (b)$10.816    (b)$11.313    (b)$10.713       (b)$9.727
 Ending Number of AUs....................................... (a)117,827    (a)616,138    (a)2,334,274     (a)4,694,303
                                                             (b)37,791     (b)155,717    (b)417,809       (b)3,520

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (b)N/A        (a)$11.021    (a)$11.776       (a)$11.360
                                                             (b)N/A        (b)$11.002    (b)$11.727       (b)$11.284
 Ending AUV................................................. (a)$11.021    (a)$11.776    (a)$11.360       (a)$12.318
                                                             (b)$11.002    (b)$11.727    (b)$11.284       (b)$10.287
 Ending Number of AUs....................................... (a)137,337    (a)608,738    (a)2,888,634     (a)4,563,131
                                                             (b)45,998     (b)168,801    (b)627,348       (b)37,543

-------------------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





The following details the Contract Value, Return of Purchase Payment and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.


Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date. Continuation Purchase Payments will not be accepted on or after the first contract anniversary if a Living Benefit was elected.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED A LIVING BENEFIT FEATURE.



CONTRACT VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

The Contract Value death benefit, included in the contract for no additional fee, will be equal to the contract value on the business day during which we receive all required documentation.

The Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit, if elected, are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.


RETURN OF PURCHASE PAYMENT AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:




A. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT


          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.


          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.


                                      B-1




          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.




B. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT


          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.



                                      B-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS,

            POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.


POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE



                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).


POLARIS INCOME PLUS DAILY FEE




                                                                   MAXIMUM
                                                                  ANNUALIZED
                                                                   FEE RATE
                                                                 DECREASED OR
                                                                   INCREASE
                           INITIAL      MAXIMUM      MINIMUM         EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE       QUARTER*
 Once Covered Person        1.25%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons        1.45%        2.70%        0.60%      (+or-)0.25%



* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).


The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


The example below will assume the election of Polaris Income Plus for one Covered Person with the Initial Annual Fee Rate of 1.10%. THE STEPS OF CALCULATIONS OF THE FEE RATES ARE THE SAME FOR ALL FEATURES, EXCEPT THE INITIAL ANNUAL FEE RATES. Please see the tables above for the Initial Annual Fee Rate per feature and number of Covered Person(s).



EXAMPLE


ASSUMPTIONS:



     o     POLARIS INCOME PLUS FOR ONE COVERED PERSON WAS ELECTED



     o     THE AVERAGE VALUE OF THE VIX ARE AS DISPLAYED FROM THE TABLE BELOW:



               AVERAGE     CALCULATED
  BENEFIT     VALUE OF      FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX         VALUE*      FEE RATE     FEE RATE**
     1st       24.82          N/A         1.10%        0.2750%
     2nd       21.49          N/A         1.10%        0.2750%
     3rd       24.16          N/A         1.10%        0.2750%
     4th       19.44          N/A         1.10%        0.2750%
     5th       16.88         0.94%        0.94%        0.2350%

* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.


The Annual Fee Rates and Quarter Fee Rates are calculated as follows:


IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.


                                      C-1



The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).


AFTER THE 5TH BENEFIT QUARTER, THE ASSUMED AVERAGE VALUE OF THE VIX ARE AS DISPLAYED FROM THE TABLE BELOW:



               AVERAGE
                VALUE     CALCULATED
  BENEFIT        OF        FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX        VALUE       FEE RATE     FEE RATE
     6th       20.00        1.10%        1.10%       0.2750%
     7th       25.57        1.38%        1.35%       0.3375%
     8th       30.22        1.61%        1.60%       0.4000%
     9th       26.02        1.40%        1.40%       0.3500%
     10th      22.83        1.24%        1.24%       0.3100%
     11th      19.88        1.09%        1.09%       0.2725%
     12th      20.60        1.13%        1.13%       0.2825%
     13th      14.44        0.82%        0.88%       0.2200%
     14th      13.41        0.77%        0.77%       0.1925%
     15th       9.11        0.56%        0.60%       0.1500%
     16th      16.30        0.92%        0.85%       0.2125%


The Annual Fee Rates and Quarter Fee Rates are calculated as follows:


IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.38% - 1.10% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

1.10% + [0.05% x (14.44 - 20)]

1.10% + [0.05% x (-5.56)]

1.10% + (-0.00278) = 0.82% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

1.10% + [0.05% x (9.11 - 20)]

1.10% + [0.05% x (-10.89)]

1.10% + (-0.005445) = 0.56% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX. If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.


                                      C-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate how increases to the Income Base and withdrawals taken from the contract affect the values and benefits of the currently offered Living Benefits. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.

Examples 1 through 5 below assume election of Polaris Income Plus Income Option 1 (one Covered Person). Examples 6 through 10 below assume election of Polaris Income Plus Daily Option 1 (one Covered Person).


EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.0%


                                                                           MAXIMUM
                            PURCHASE                            INCOME      ANNUAL
                            PAYMENTS   CONTRACT     INCOME      CREDIT    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,000

     o     Income Base = Initial Purchase Payment = $100,000

     o     Income Credit Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6.0% = $6,000


EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000.

     o     No withdrawals taken in the first 3 contract years


                                                                                                    MAXIMUM
                            PURCHASE    ASSUMED                               INCOME                 ANNUAL
                             PAYMENT   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
  Benefit Effective Date   $100,000   $100,000        --       $100,000    $100,000       --      $ 6,000
          Year 1           $150,000   $245,000        --       $250,000    $250,000       --      $15,000
       1st Anniversary        --      $270,000   $270,000      $270,000    $270,000    $15,000    $16,200
       2nd Anniversary        --      $287,000   $287,000      $287,000    $287,000    $16,200    $17,220
       3rd Anniversary        --      $310,000   $310,000      $310,000    $310,000    $17,220    $18,600

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000 =
              $250,000)

The values of the feature are impacted by adding subsequent Purchase Payments as follows:

     o The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to
              $15,000 ($250,000 x 6.0%).

The values of the feature are impacted by attaining the Highest Anniversary Values as follows:

     o The Income Base and Income Credit Base are increased to the Highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the new Income Base.

           o On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000 Income Credit); and the MAWA was increased to $16,200 ($270,000 x 6.0%).

           o On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $270,000 + $16,200 Income Credit); and the MAWA was increased to $17,220 ($287,000 x 6.0%).

           o On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($310,000 is greater than $287,000 + $17,220 Income Credit) and the MAWA was increased to $18,600 ($310,000 x 6.0%).


EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS (UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     o Withdrawals of 5% of Income Base taken in the fourth and fifth contract years.


                                                                                                 MAXIMUM
                                     ASSUMED                               INCOME                 ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
     VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
    3rd Anniversary       --       $310,000   $310,000      $310,000    $310,000    $17,220    $18,600
        Year 4        $15,500      $312,000        --       $310,000    $310,000       --      $18,600
    4th Anniversary       --       $311,000   $311,000      $313,100    $310,000    $ 3,100    $18,786
        Year 5        $15,655      $302,000        --       $313,100    $310,000       --      $18,786
    5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $ 3,100    $18,792

     o     In year 4, $15,500 was withdrawn ($310,000 x 5%).

     o     In year 5, $15,655 was withdrawn ($313,100 x 5%).

The values of the feature are impacted by withdrawals taken as follows:

     o The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than the Maximum Annual Withdrawal Amount ("MAWA")

           o In year 4, $15,500 was withdrawn and is less than the MAWA of $18,600.

           o In year 5, $15,655 was withdrawn and is less than the MAWA of $18,786.

     o The Income Credit Percentage used to determine the amount of the Income Credit added on the 4th and 5th anniversaries were reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage)

Income Credit = $3,100 ($310,000 Income Credit Base x 1% Income Credit
                                  Percentage)

NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments received prior to the first contract anniversary, and when the Income Base is increased to the Highest Anniversary Value (as shown in Example 2 above).


EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.


                                                                                               MAXIMUM
                                     ASSUMED                               INCOME               ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT    INCOME   WITHDRAWAL
     VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE     CREDIT     AMOUNT
    5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $3,100   $18,792
        Year 6        $25,296      $280,000        --       $309,014    $302,955      --     $18,541
    6th Anniversary       --       $290,000   $290,000      $309,014    $302,955    $    0   $18,541
        Year 7        $24,721      $260,000        --       $301,979    $296,058      --     $18,119
    7th Anniversary       --       $230,000   $230,000      $301,979    $296,058    $    0   $18,119

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA:

           o In year 6, the reduction proportion is 2.2725% ([$25,296 - $18,792] / [$305,000 - $18,792]); the reduced Income Base is
              $309,014 ($316,200 x [1 - 2.2725%]); and the reduced Income
              Credit Base is $302,955 ($310,000 x [1 - 2.2725%]).

           o In year 7, the reduction proportion is 2.2766% ([$24,721 - $18,541] / [$290,000 - $18,541]); the reduced Income Base is
              $301,979 ($309,014 x [1 - 2.2766%]); and the reduced Income
              Credit Base is $296,058 ($302,955 x [1 - 2.2766%]).

     o The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.

     o     The MAWA is recalculated based on the reduced Income Base.


EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Contract values as shown below and reduced to $0 in Year 11 due to market conditions.

     o     No withdrawals taken after the seventh contract year.


                                                                                     MAXIMUM
                        ASSUMED                               INCOME                 ANNUAL     PROTECTED
                       CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL    INCOME
     VALUES AS OF        VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT      PAYMENT
    7th Anniversary   $230,000   $230,000      $301,979    $296,058    $     0    $18,119          --
    8th Anniversary   $150,000   $150,000      $319,742    $296,058    $17,763    $19,185          --
    9th Anniversary   $100,000   $100,000      $337,505    $296,058    $17,763    $20,250          --
   10th Anniversary   $ 50,000   $ 50,000      $355,268    $296,058    $17,763    $21,316          --
       Year 11        $      0   $      0      $355,268    $296,058       --      $21,316          --
   11th Anniversary   $      0   $      0      $355,268    $296,058       --          --       $14,211

     o The Protected Income Payment of $14,211 ($355,268 x 4%) will be paid for the lifetime of the Covered Person.


Examples 6-10 assume election of Polaris Income Plus Daily Option 1 (one Covered Person) on or after May 1, 2017.



EXAMPLE 6: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.0%



                                                                           MAXIMUM
                            PURCHASE               MINIMUM                  ANNUAL
                            PAYMENTS   CONTRACT     INCOME      INCOME    WITHDRAWAL
        VALUE AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,000



     o     Minimum Income Base = Income Base = Initial Purchase Payment =
           $100,000


     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6% = $6,000



EXAMPLE 7: IMPACT OF INCREASE IN INCOME BASE DUE TO DAILY STEP-UP VALUES, ADDING SUBSEQUENT PURCHASE PAYMENTS, AND MINIMUM INCOME BASE AT CONTRACT ANNIVERSARIES


The values shown below are based on the assumptions stated in Example 6 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000

     o     No withdrawals taken in the first 3 contract years



                                                                                       MAXIMUM
                            PURCHASE    ASSUMED                MINIMUM                  ANNUAL
                             PAYMENT   CONTRACT    STEP-UP      INCOME      INCOME    WITHDRAWAL
           AS OF            INVESTED     VALUE      VALUE        BASE        BASE       AMOUNT
  Benefit Effective Date   $100,000   $100,000       -       $100,000    $100,000    $ 6,000
       Year 1 - Day 25         -      $102,000   $102,000    $100,000    $102,000    $ 6,120
      Year 1 - Day 105         -      $105,000   $105,000    $100,000    $105,000    $ 6,300
      Year 1 - Day 200     $150,000   $252,000   $252,000    $250,000    $255,000    $15,300
      Year 1 - Day 300         -      $260,000   $260,000    $250,000    $260,000    $15,600
       1st Anniversary         -      $261,000   $261,000    $262,500    $262,500    $15,750
      Year 2 - Day 180         -      $275,000   $275,000    $262,500    $275,000    $16,500
      Year 2 - Day 250         -      $280,000   $280,000    $262,500    $280,000    $16,800
       2nd Anniversary         -      $279,000       -       $275,000    $280,000    $16,800
       Year 3 - Day 45         -      $290,000   $290,000    $275,000    $290,000    $17,400
      Year 3- Day 275          -      $300,000   $300,000    $275,000    $300,000    $18,000
       3rd Anniversary         -      $310,000   $310,000    $287,500    $310,000    $18,600


     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000)


  The values of the feature are impacted by attaining the daily Step-up Values, adding subsequent Purchase Payments, and comparing to the Minimum Income Base at contract anniversaries when no withdrawals have been taken as follows:


     o If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 1 - day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $6,120 ($102,000 x 6%).

           o In year 1 - day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $6,300 ($105,000 x 6%).

     o The Income Base and the Maximum Annual Withdrawal Amount (MAWA) are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.


           o In year 1 - day 200, the Minimum Income Base was increased to $250,000 ($100,000 + $150,000), the Income Base was increased to
              $255,000 ($105,000 + $150,000 subsequent Purchase Payment) and the MAWA was increased to $15,300 ($255,000 x 6%).

     o While no withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base. At contract anniversaries, the Income Base can also step up to the Minimum Income Base if the Minimum Income Base is greater than the current Income Base.



           o In year 1 - day 300, the Income Base was increased to the Step-up Value of $260,000 (Contract Value $260,000 is greater than the current Income Base $255,000) and the MAWA was increased to $15,600 ($260,000 x 6%).



           o On the first contract anniversary, the Income Base was increased to the Minimum Income Base of $262,500 ($250,000 x 105%, Minimum Income Base $262,500 is greater than both Step-Up Value $261,000 and current Income Base $260,000) and the MAWA was increased to $15,750 ($262,500 x 6%).



           o In year 2 - day 180, the Income Base was increased to the Step-up Value of $275,000 (Contract Value $275,000 is greater than the current Income Base $262,500) and the MAWA was increased to $16,500 ($275,000 x 6%).


           o In year 2 - day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $275,000) and the MAWA was increased to $16,800 ($280,000 x 6%).


           o On the second contract anniversary, the Income Base remained unchanged at $280,000 (current Income Base $280,000 is greater than Minimum Income Base $275,000 ($250,000 x 110%)) and the MAWA also remained unchanged at $16,800.


           o In year 3 - day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $17,400 ($290,000 x 6%).

           o In year 3 - day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 is greater the current Income Base $290,000) and the MAWA was increased to $18,000 ($300,000 x 6%).


           o On the third contract anniversary, the Income Base was increased to the Step-up Value of $310,000 (Contract Value $310,000 is greater than both current Income Base $300,000 and Minimum Income Base $287,500 ($250,000 x 115%) and the MAWA was increased to $18,600 ($310,000 x 6%).



EXAMPLE 8: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT

The values shown below are based on the assumptions stated in the Examples 6 and 7 above, in addition to the following:

     o Withdrawals less than or equal MAWA are taken in the fourth and fifth contract years.



                                                                                    MAXIMUM
                        ASSUMED                             MINIMUM                  ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE        BASE       AMOUNT
     Year 4 - Day 1   $310,000        -       $310,000    $287,500    $310,000    $18,600
    Year 4 - Day 65   $315,000        -       $315,000    $287,500    $315,000    $18,900
    Year 4 - Day 92   $312,000   $10,000          -           -       $315,000    $18,900
   Year 4 - Day 350   $320,000        -       $320,000        -       $315,000    $18,900
    4th Anniversary   $311,000        -           -           -       $320,000    $19,200
    Year 5 - Day 75   $325,000        -       $325,000        -       $320,000    $19,200
    Year 5 - Day 80   $322,000   $19,200          -           -       $320,000    $19,200
    5th Anniversary   $317,000        -           -           -       $325,000    $19,500
   Year 6 - Day 155   $330,000        -       $330,000        -       $325,000    $19,500
    6th Anniversary   $329,000        -           -           -       $330,000    $19,800


     o     In year 4, $10,000, an amount less than MAWA was withdrawn.

     o     In year 5, $19,200, an amount equal to MAWA was withdrawn.

The values of the feature are impacted prior to and after the withdrawals are taken as follows:

     o Prior to any withdrawals, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 4 - day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $18,900 ($315,000 x 6%).

           o In year 4 - day 92, $10,000 was withdrawn and is less than the MAWA of $18,900. The Income Base ($315,000) and the MAWA ($18,900) remained unchanged.


     o After the first withdrawal has been taken, the Minimum Income Base is no longer available and the Income Base is not increased until the next anniversary date, looking back at the Step-up Values after the first withdrawal.


           o In year 4 - day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($18,900) remained unchanged.

           o On the 4th anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the withdrawal and the 4th anniversary date, and the MAWA was increased to $19,200 ($320,000 x 6%).

     o Past the first anniversary date after the first withdrawal has been taken, the Income Base is not increased until the next anniversary date, looking back at the Step-up Values in the immediately preceding contract year.

           o In year 5 - day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($19,200) remained unchanged.

           o In year 5 - day 80, $19,200 was withdrawn and is equal to the MAWA of $19,200. The Income Base ($320,000) and the MAWA ($19,200) remained unchanged.

           o On the 5th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $19,500 ($325,000 x 6%).

           o In year 6 - day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($19,500) remained unchanged.

           o On the 6th anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $19,800 ($330,000 x 6%).


EXAMPLE 9: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in the Examples 6, 7 and 8 above, in addition to the following:

     o Withdrawal of 8% of Income Base taken in the sixth and seventh contract years.


                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE       AMOUNT
    6th Anniversary   $329,000        -           -       $330,000    $19,800
    Year 7 - Day 37   $321,000   $26,400          -       $322,769    $19,366
   Year 7 - Day 362   $323,000        -       $323,000    $322,769    $19,366
    7th Anniversary   $317,000        -           -       $323,000    $19,380
    Year 8 - Day 46   $307,000   $25,840          -       $315,745    $18,945
    8th Anniversary   $270,000        -           -       $315,745    $18,945

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (MAWA) as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

           o  In year 7 - day 37, the reduction proportion is 2.1912% ([$26,400
              - $19,800] / [$321,000 - $19,800]); the reduced Income Base is
              $322,769 ($330,000 x [1 - 2.1912%]) and the reduced MAWA is
              $19,366 ($322,769 x 6%).

           o In year 7 - day 362, there was a Step-up Value of $323,000, but the Income Base ($322,769) and the MAWA ($19,366) remained unchanged.

           o On the 7th anniversary date, the Income Base was increased to the Step-up Value $323,000 that had occurred after the excess withdrawal, and the MAWA was increased to $19,380 ($323,000 x 6%).

           o  In year 8 - day 46, the reduction proportion is 2.2460% ([$25,840
              - $19,380] / [$307,000 - $19,380]); the reduced Income Base is
              $315,745 ($323,000 x [1 - 2.2460%]); and the reduced MAWA is
              $18,945 ($315,745 x 6%).


EXAMPLE 10: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 6, 7, 8 and 9 above, in addition to the following:

     o Contract value as shown and reduced to $0 in Year 12 due to market conditions.

     o     MAWA withdrawals were taken every year.

     o     There were no Step-up Values after the 8th anniversary date.


                                                                       MAXIMUM
                        ASSUMED                                        ANNUAL     PROTECTED
                       CONTRACT   WITHDRAWAL   STEP-UP     INCOME    WITHDRAWAL    INCOME
     VALUE AS OF         VALUE       TAKEN      VALUE       BASE       AMOUNT      PAYMENT
    8th Anniversary   $270,000        -          -      $315,745    $18,945          -
    9th Anniversary   $150,000   $18,945         -      $315,745    $18,945          -
   10th Anniversary   $100,000   $18,945         -      $315,745    $18,945          -
   11th Anniversary   $ 50,000   $18,945         -      $315,745    $18,945          -
   Year 12 - Day 81   $      0   $18,945         -      $315,745    $18,945          -
   12th Anniversary   $      0   $     0         -      $315,745         -       $12,630

     o The Protected Income Payment of $12,630 ($315,745 x 4%) will be paid for the lifetime of the Covered Person.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




       PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                       ISSUE STATE
Administration Charge              Contract Maintenance Fee is $30.                             New Mexico
Administration Charge              Charge will be deducted pro-rata from Variable Portfolios    New York
                                     only.                                                      Oregon
                                                                                                Texas
                                                                                                Washington
Annuity Date                       You may switch to the Income Phase any time after your       Florida
                                     first contract anniversary.
Annuity Date                       You may begin the Income Phase any time 13 or more months    New York
                                     after contract issue.
Cancellation of Living Benefit     Amounts allocated to the Secure Value Account will be        Washington
                                     automatically transferred to the Goldman
                                   Sachs VIT Government Money Market Fund or similar money
                                     market portfolio.
Free Look                          If you are age 65 or older on the contract issue date, the   Arizona
                                     Free Look period is 30 days.
Free Look                          If you are age 60 or older on the contract issue date, the   California
                                     Free Look period is 30 days. If you
                                   invest in the Fixed Account, the Free Look amount is
                                     calculated as the Purchase Payments paid. If
                                   you invest in Variable Portfolio(s), the Free Look amount
                                     is calculated as the greater of (1)
                                   Purchase Payments or (2) the value of your contract plus
                                     any fees paid on the day we received
                                   your request in Good Order at the Annuity Service Center.
Free Look                          The Free Look period is 21 days and the amount is            Florida
                                     calculated as the value of your contract plus
                                   fees and charges on the day we receive your request in Good
                                     Order at the Annuity Service Center.
Free Look                          The Free Look period is 20 days.                             Idaho
                                                                                                North Dakota
                                                                                                Rhode Island
                                                                                                Texas
Free Look                          The Free Look amount is calculated as the value of your      Michigan
                                     contract plus fees and charges on the day
                                   we received your request in Good Order at the Annuity        Minnesota
                                     Service Center.                                            Missouri
                                                                                                Texas
Free Look                          The Free Look amount is calculated as the greater of (1)     Arkansas
                                     Purchase Payments including fees and
                                   charges or (2) the value of your contract on the day we      New York
                                     receive your request in Good Order at the
                                   Annuity Service Center.
Joint Ownership                    Benefits and Features to be made available to Domestic       California
                                     Partners.                                                  District of Columbia
                                                                                                Maine
                                                                                                Nevada
                                                                                                Oregon
                                                                                                Washington
                                                                                                Wisconsin
Joint Ownership                    Benefits and Features to be made available to Civil Union    California
                                     Partners.                                                  Colorado
                                                                                                Hawaii
                                                                                                Illinois
                                                                                                New Jersey
                                                                                                Rhode Island
Minimum Contract Value             The minimum remaining contract value after a partial         Texas
                                     withdrawal must be $2,000.
Nursing Home Waiver                The Nursing Home Waiver is not available for contracts.      California
                                                                                                Connecticut
                                                                                                Massachusetts
                                                                                                Missouri
                                                                                                Pennsylvania
Polaris Income Plus Daily (only)   Charge will be deducted pro-rata from Variable Portfolios    Hawaii
                                     only.                                                      Missouri
                                                                                                New York
                                                                                                Oregon
                                                                                                Texas
                                                                                                Washington
Polaris Income Builder             Charge will be deducted pro-rata from Variable Portfolios    Missouri
                                     only.
Polaris Income Plus                                                                             New York
                                                                                                Oregon
                                                                                                Texas
                                                                                                Washington
Premium Tax                        We deduct premium tax charges of 0.50% for Qualified         California
                                     contracts and 2.35% for Non-Qualified
                                   contracts based on contract value when you begin the Income
                                     Phase.
Premium Tax                        We deduct premium tax charges of 2.0% for Non-Qualified      Maine
                                     contracts based on total Purchase
                                   Payments when you begin the Income Phase.


                                      E-1


 PROSPECTUS PROVISION                    AVAILABILITY OR VARIATION                    ISSUE STATE
Premium Tax            We deduct premium tax charges of 3.5% for Non-Qualified      Nevada
                         contracts based on contract value when
                       you begin the Income Phase.
Premium Tax            For the first $500,000 in the contract, we deduct premium    South Dakota
                         tax charges of 1.25% for Non-Qualified
                       contracts based on total Purchase Payments when you begin
                         the Income Phase. For any amount in
                       excess of $500,000 in the contract, we deduct front-end
                         premium tax charges of 0.08% for
                       Non-Qualified contracts based on total Purchase Payments
                         when you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 1.0% for Qualified          West Virginia
                         contracts and 1.0% for Non-Qualified
                       contracts based on contract value when you begin the Income
                         Phase.
Premium Tax            We deduct premium tax charges of 1.0% for Non-Qualified      Wyoming
                         contracts based on total Purchase
                       Payments when you begin the Income Phase.
Transfer Privilege     Any transfer over the limit of 15 will incur a $10 transfer  Pennsylvania
                         fee.                                                       Texas


                                      E-2



         Please forward a copy (without charge) of the Polaris Platinum III Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


                                   ISSUED BY


                    AMERICAN GENERAL LIFE INSURANCE COMPANY


                               IN CONNECTION WITH


                           VARIABLE SEPARATE ACCOUNT

                     POLARIS PLATINUM III VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2017, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570

                                  MAY 1, 2017

                               TABLE OF CONTENTS



                                                                      Page
                                                                     -----
Separate Account and the Company....................................    3
General Account.....................................................    4
Master-Feeder Structure.............................................    4
Information Regarding the Use of the Volatility Index ("VIX").......    5
Performance Data....................................................    5
Annuity Income Payments.............................................    7
Annuity Unit Values.................................................    7
Taxes...............................................................    9
Broker-Dealer Firms Receiving Revenue Sharing Payments..............   17
Distribution of Contracts...........................................   17
Financial Statements................................................   18

                        SEPARATE ACCOUNT AND THE COMPANY

American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

On December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company of Delaware ("AGLD"), SunAmerica Life Insurance Company ("SALIC") and Western National Life Insurance Company, ("WNL"), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company ("Merger"). Prior to this date, the Polaris Platinum III contracts were issued by SunAmerica Annuity in all states except New York.

Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                                GENERAL ACCOUNT

The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                            MASTER-FEEDER STRUCTURE

The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, American Funds Asset Allocation SAST Portfolio, and VCP Managed Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").

Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management, LLC ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the underlying fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

      - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

      - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.

         INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")

This variable annuity is not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.


                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

Performance data for the various Variable Portfolios are computed in the manner described below.

GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     Base Period Return = (EV - SV - CMF) / (SV)

where:


     SV    =   value of one Accumulation Unit at the start of a 7 day period
     EV    =   value of one Accumulation Unit at the end of the 7 day period
     CMF   =   an allocated portion of the $50 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Goldman Sachs VIT Government Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

The Goldman Sachs VIT Government Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


                                                         365/7
       Effective Yield   =   [(Base Period Return + 1)           - 1]

The yield quoted should not be considered a representation of the yield of the Goldman Sachs VIT Government Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Goldman Sachs VIT Government Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Goldman Sachs VIT Government Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Fund's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Goldman Sachs VIT Government Money Market Fund compute their performance data as "total return." Total return figures are derived from historical data and are not intended to be a projection of future performance.

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


                     n
     P     (1 + T)       =   ERV

where:


     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     ERV   =   redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.

These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.


                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

   (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

   (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:


     NIF   =   ($11.46/$11.44)
           =   1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                               (1/12)
     1/        [(1.035)                   ]   =   0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:

     First variable annuity income payment = $5.21 x ($116,412.31/$1000) =
$606.51

The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

     Annuity Units = $606.51/$13.256932 = 45.750404

The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:

     Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.


                                     TAXES

GENERAL

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

      -   after attaining age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the Code);

      - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      -   under an immediate annuity contract;

      - which are attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -   after attainment of age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -   distributions from IRAs for certain higher education expenses;

      -   distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

      - payments to certain reservists called up for active duty after September 11, 2001; or

      - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or "transferred to another eligible plan in a direct trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn.

The new Contract owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

      -   a citizen or resident of the United States

      - a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

      - any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2017 is the lesser of 100% of includible compensation or $18,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2017 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2017 may not exceed the lesser of $54,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2017 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2017. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2017 of less than

$99,000, your contribution may be fully deductible; if your income is between $99,000 and $119,000, your contribution may be partially deductible and if your income is $119,000 or more, your contribution may not be deductible. If you are single and your income in 2017 is less than $62,000, your contribution may be fully deductible; if your income is between $62,000 and $72,000, your contribution may be partially deductible and if your income is $72,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2017 is between $186,000 and $196,000, your contribution may be partially deductible.

(d) Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2017 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2017. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2017 is less than: $186,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $118,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS

The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2016, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.


  Ameriprise Financial Services, Inc.       M&T Securities, Inc.
  BancWest Investment Services, Inc.        Metropolitan Life Insurance Corporation
  BBVA Compass Investment Solutions, Inc.   Morgan Stanley & Co., Incorporated
  BOSC, Inc.                                NEXT Financial Group, Inc.
  CCO Investment Services Corporation       Primerica Financial Services
  Cetera Advisor Network LLC                PNC Investments
  Cetera Advisors LLC                       Raymond James & Associates
  Cetera Financial Specialists LLC          Raymond James Financial
  Cetera Investment Services LLC            RBC Capital Markets Corporation
  Citigroup Global Markets Inc.             Royal Alliance Associates, Inc.
  CUSO Financial Services, L.P.             SagePoint Financial, Inc.
  Edward D. Jones & Co., L.P.               Santander Securities LLC
  Fifth Third Securities, Inc.              Securities America, Inc.
  FSC Securities Corp.                      Securities Services Network
  Infinex Investments, Inc.                 Signator Investors/John Hancock Financial Network
  Investacorp, Inc                          Triad Advisors, Inc
  Investment Professionals, Inc.            U.S. Bancorp Investments, Inc.
  J.J.B. Hilliard, W.L. Lyons, Inc.         UBS Financial Services Inc.
  James Borello & Co                        UnionBanc Investment Services
  Janney Montgomery Scott LLC.              United Planners Financial Services of America
  KMS Financial Services                    Voya Financial Advisors, Inc.
  Lincoln Financial Advisor                 Wells Fargo Advisor, LLC
  Lincoln Financial Securities              Wescom Financial Services
  LPL Financial Corporation                 Woodbury Financial Services, Inc.

We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                           DISTRIBUTION OF CONTRACTS

The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for Variable Separate Account and American General Life Insurance Company ("AGL").

You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:



      - Audited Financial Statements of Variable Separate Account of American General Life Insurance Company for the year ended December 31, 2016.



      - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2016, 2015 and 2014.

The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

American General
Life Companies

                                                      Variable Separate Account
                                        American General Life Insurance Company

                                                                           2016
                                                                  Annual Report
                                                              December 31, 2016

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts of Variable Separate Account sponsored by American General Life Insurance Company, as indicated in Note 1, as of December 31, 2016, the results of each of their operations and changes in net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of American General Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the mutual fund companies and transfer agents, provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 24, 2017

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

                                                       Due from (to)               Contract                      Net Assets
                                                         Company's                 Owners -  Contract Owners - Attributable to
                                        Investments at    General                  Annuity     Accumulation    Contract Owner
Sub-accounts                              Fair Value   Account, Net   Net Assets   Reserves      Reserves         Reserves
------------                            -------------- ------------- ------------ ---------- ----------------- ---------------
American Funds Asset Allocation
  Fund Class 2                           $ 61,334,068       $--      $ 61,334,068 $  326,347   $ 61,007,721     $ 61,334,068
American Funds Asset Allocation
  Fund Class 3                             35,208,315        --        35,208,315    613,133     34,595,182       35,208,315
American Funds Ultra-Short Bond
  Fund Class 3                              3,944,222        --         3,944,222    207,380      3,736,842        3,944,222
American Funds Global Growth Fund
  Class 2                                 166,224,486        --       166,224,486    396,100    165,828,386      166,224,486
American Funds Growth Fund Class 2        246,740,667        --       246,740,667    720,251    246,020,416      246,740,667
American Funds Growth Fund Class 3        183,295,257        --       183,295,257  4,701,861    178,593,396      183,295,257
American Funds Growth-Income Fund
  Class 2                                 250,139,701        --       250,139,701    810,489    249,329,212      250,139,701
American Funds Growth-Income Fund
  Class 3                                 155,902,692        --       155,902,692  5,122,763    150,779,929      155,902,692
American Funds High-Income Bond
  Fund Class 3                             12,743,372        --        12,743,372    419,309     12,324,063       12,743,372
American Funds Insurance Series
  Class 4                                   1,258,272        --         1,258,272         --      1,258,272        1,258,272
American Funds International Fund
  Class 3                                  26,709,811        --        26,709,811    326,945     26,382,866       26,709,811
American Funds US Government
  AAA-Rated Securities Fund Class 3        10,492,781        --        10,492,781    210,919     10,281,862       10,492,781
AST Asset Allocation Portfolio Class 1     90,508,614        --        90,508,614  1,418,499     89,090,115       90,508,614
AST Asset Allocation Portfolio Class 2      5,542,476        --         5,542,476     23,522      5,518,954        5,542,476
AST Asset Allocation Portfolio Class 3     37,824,677        --        37,824,677     97,753     37,726,924       37,824,677
AST Capital Appreciation Portfolio
  Class 1                                 249,778,064        --       249,778,064  1,946,033    247,832,031      249,778,064
AST Capital Appreciation Portfolio
  Class 2                                  39,599,243        --        39,599,243    109,829     39,489,414       39,599,243
AST Capital Appreciation Portfolio
  Class 3                                 397,797,256        --       397,797,256    878,115    396,919,141      397,797,256
AST Government and Quality Bond
  Portfolio Class 1                        64,177,183        --        64,177,183    736,857     63,440,326       64,177,183
AST Government and Quality Bond
  Portfolio Class 2                        24,863,926        --        24,863,926    254,666     24,609,260       24,863,926
AST Government and Quality Bond
  Portfolio Class 3                       532,095,378        --       532,095,378    372,141    531,723,237      532,095,378
AST Growth Portfolio Class 1               62,200,041        --        62,200,041    585,877     61,614,164       62,200,041
AST Growth Portfolio Class 2               17,064,576        --        17,064,576     29,283     17,035,293       17,064,576
AST Growth Portfolio Class 3               83,328,327        --        83,328,327    514,996     82,813,331       83,328,327
AST SA BlackRock Multi-Asset
  Income Portfolio Class 3                  4,147,291        --         4,147,291         --      4,147,291        4,147,291
AST Natural Resources Portfolio
  Class 1                                  23,071,675        --        23,071,675     77,488     22,994,187       23,071,675
AST Natural Resources Portfolio
  Class 2                                   5,344,708        --         5,344,708      5,489      5,339,219        5,344,708
AST Natural Resources Portfolio
  Class 3                                  69,625,125        --        69,625,125    163,868     69,461,257       69,625,125
AST Strategic Multi-Asset Portfolio
  Class 3                                     365,573        --           365,573         --        365,573          365,573
BlackRock Global Allocation V.I.
  Fund Class III                            2,130,989        --         2,130,989         --      2,130,989        2,130,989
BlackRock iShares Alternative
  Strategies V.I. Fund Class III            1,005,132        --         1,005,132         --      1,005,132        1,005,132
BlackRock iShares Dynamic
  Allocation V.I. Fund Class III              341,871        --           341,871         --        341,871          341,871
BlackRock iShares Dynamic Fixed
  Income V.I. Fund Class III                  115,871        --           115,871         --        115,871          115,871
BlackRock iShares Equity
  Appreciation V.I. Fund Class III            143,427        --           143,427         --        143,427          143,427
Columbia VP Asset Allocation Fund
  Class 1                                     749,358        --           749,358         --        749,358          749,358
Columbia VP Dividend Opportunity
  Fund Class 1                              1,758,478        --         1,758,478         --      1,758,478        1,758,478
Columbia VP Emerging Markets Bond
  Fund Class 2                                  2,111        --             2,111         --          2,111            2,111
Columbia VP Income Opportunities
  Fund Class 1                             13,688,680        --        13,688,680     12,346     13,676,334       13,688,680
Columbia VP Large Cap Growth Fund
  Class 1                                  23,434,619        --        23,434,619    104,935     23,329,684       23,434,619
Columbia VP Limited Duration Credit
  Fund Class 2                                 26,949        --            26,949         --         26,949           26,949
Columbia VP Loomis Sayles Growth
  Fund Class 1                              1,691,351        --         1,691,351         --      1,691,351        1,691,351
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1                    362,690        --           362,690         --        362,690          362,690
Columbia VP Select International
  Equity Class 2                            1,275,309        --         1,275,309         --      1,275,309        1,275,309
Columbia VP Small Company Growth
  Fund Class 1                                677,629        --           677,629         --        677,629          677,629
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2              46,566,420        --        46,566,420         --     46,566,420       46,566,420
FTVIP Franklin Income VIP Fund
  Class 2                                 144,932,320        --       144,932,320     91,188    144,841,132      144,932,320
FTVIP Franklin Strategic Income VIP
  Fund Class 2                                630,437        --           630,437         --        630,437          630,437
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class                38,529        --            38,529         --         38,529           38,529
Goldman Sachs VIT Government
  Money Market Fund Service Class          55,423,130        --        55,423,130         --     55,423,130       55,423,130
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Adv Class            780,226        --           780,226         --        780,226          780,226
Goldman Sachs VIT Strategic Income
  Fund Adv Class                              203,632        --           203,632         --        203,632          203,632
Invesco V.I. American Franchise Fund
  Series II                                16,946,377        --        16,946,377    216,442     16,729,935       16,946,377
Invesco V.I. Balanced-Risk Allocation
  Fund Series II                              375,051        --           375,051         --        375,051          375,051
Invesco V.I. Comstock Fund Series II      318,217,781        --       318,217,781    271,795    317,945,986      318,217,781
Invesco V.I. Growth and Income Fund
  Series II                               452,698,782        --       452,698,782    440,028    452,258,754      452,698,782
Ivy VIP Asset Strategy Class A                330,670        --           330,670         --        330,670          330,670
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                          999,703        --           999,703         --        999,703          999,703
Lord Abbett Fund Fundamental Equity
  Portfolio Class VC                          181,508        --           181,508         --        181,508          181,508
Lord Abbett Fund Growth and Income
  Portfolio Class VC                      201,147,166        --       201,147,166    522,840    200,624,326      201,147,166
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                       19,014,948        --        19,014,948     53,362     18,961,586       19,014,948
Lord Abbett Fund Short Duration
  Portfolio Class VC                          831,951        --           831,951         --        831,951          831,951
Neuberger Berman AMT Absolute
  Return Multi-Manager Fund Port S
  Class                                       791,223        --           791,223         --        791,223          791,223
PIMCO VIT All Asset Portfolio Adv
  Class                                        40,334        --            40,334         --         40,334           40,334
PIMCO VIT Emerging Markets Bond
  Portfolio Adv Class                         132,663        --           132,663         --        132,663          132,663
PIMCO VIT Unconstrained Bond
  Portfolio Adv Class                         737,334        --           737,334         --        737,334          737,334
Principal Diversified International
  Account Class 1                             767,571        --           767,571     32,020        735,551          767,571
Principal Diversified International
  Account Class 2                             362,771        --           362,771         --        362,771          362,771
Principal Equity Income Account
  Class 1                                  13,498,791        --        13,498,791     72,096     13,426,695       13,498,791
Principal Equity Income Account
  Class 2                                   8,425,726        --         8,425,726     60,267      8,365,459        8,425,726
Principal Government & High Quality
  Bond Account Class 1                      2,572,503        --         2,572,503     16,653      2,555,850        2,572,503

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016


                                                 Due from (to)                 Contract                      Net Assets
                                                   Company's                   Owners -  Contract Owners - Attributable to
                                  Investments at    General                    Annuity     Accumulation    Contract Owner
Sub-accounts                        Fair Value   Account, Net    Net Assets    Reserves      Reserves         Reserves
------------                      -------------- ------------- -------------- ---------- ----------------- ---------------
Principal Government & High
  Quality Bond Account Class 2    $      868,977      $--      $      868,977 $       --  $      868,977   $      868,977
Principal Income Account Class 1       4,140,656       --           4,140,656      2,139       4,138,517        4,140,656
Principal Income Account Class 2       2,034,448       --           2,034,448    130,611       1,903,837        2,034,448
Principal LargeCap Growth
  Account Class 1                        506,909       --             506,909         --         506,909          506,909
Principal LargeCap Growth
  Account Class 2                        390,805       --             390,805         --         390,805          390,805
Principal PVC Capital
  Appreciation Account Class 1         9,859,066       --           9,859,066     69,586       9,789,480        9,859,066
Principal PVC Capital
  Appreciation Account Class 2         1,942,782       --           1,942,782         --       1,942,782        1,942,782
Principal PVC MidCap Blend
  Acct Class 1                         1,795,986       --           1,795,986      5,861       1,790,125        1,795,986
Principal PVC MidCap Blend
  Acct Class 2                           637,942       --             637,942         --         637,942          637,942
Principal PVC SmallCap Account
  Class 1                                716,661       --             716,661      1,245         715,416          716,661
Principal PVC SmallCap Account
  Class 2                                386,646       --             386,646         --         386,646          386,646
Principal Real Estate Securities
  Account Class 1                        421,391       --             421,391         --         421,391          421,391
Principal Real Estate Securities
  Account Class 2                        250,660       --             250,660         --         250,660          250,660
Principal SAM Balanced
  Portfolio Class 1                   32,182,335       --          32,182,335      2,500      32,179,835       32,182,335
Principal SAM Balanced
  Portfolio Class 2                   28,981,100       --          28,981,100     66,654      28,914,446       28,981,100
Principal SAM Conservative
  Balanced Portfolio Class 1           3,038,294       --           3,038,294    118,405       2,919,889        3,038,294
Principal SAM Conservative
  Balanced Portfolio Class 2           3,437,949       --           3,437,949    225,131       3,212,818        3,437,949
Principal SAM Conservative
  Growth Portfolio Class 1            16,493,154       --          16,493,154     26,737      16,466,417       16,493,154
Principal SAM Conservative
  Growth Portfolio Class 2            16,542,913       --          16,542,913         --      16,542,913       16,542,913
Principal SAM Flexible Income
  Portfolio Class 1                    6,036,946       --           6,036,946     22,877       6,014,069        6,036,946
Principal SAM Flexible Income
  Portfolio Class 2                    6,504,225       --           6,504,225    111,298       6,392,927        6,504,225
Principal SAM Strategic Growth
  Portfolio Class 1                    3,730,405       --           3,730,405     23,272       3,707,133        3,730,405
Principal SAM Strategic Growth
  Portfolio Class 2                    6,563,683       --           6,563,683         --       6,563,683        6,563,683
Principal Short-Term Income
  Account Class 1                      1,357,068       --           1,357,068      3,709       1,353,359        1,357,068
Principal Short-Term Income
  Account Class 2                        965,232       --             965,232     31,470         933,762          965,232
SST Allocation Balanced
  Portfolio Class 3                  129,162,151       --         129,162,151         --     129,162,151      129,162,151
SST Allocation Growth Portfolio
  Class 3                             27,253,677       --          27,253,677         --      27,253,677       27,253,677
SST Allocation Moderate Growth
  Portfolio Class 3                  187,803,555       --         187,803,555         --     187,803,555      187,803,555
SST Allocation Moderate
  Portfolio Class 3                  176,012,657       --         176,012,657    304,253     175,708,404      176,012,657
SST Asset Allocation Diversified
  Growth Portfolio Class 3               363,204       --             363,204         --         363,204          363,204
SST Diversified Fixed Income
  Portfolio Class 3                      117,253       --             117,253         --         117,253          117,253
SST SA Columbia Focused
  Growth Portfolio Class 3                43,676       --              43,676         --          43,676           43,676
SST SA Columbia Focused Value
  Portfolio Class 3                       57,717       --              57,717         --          57,717           57,717
SST International Equity
  Portfolio Class 3                      229,722       --             229,722         --         229,722          229,722
SST Large Cap Growth Portfolio
  Class 3                                 80,367       --              80,367         --          80,367           80,367
SST Large Cap Value Portfolio
  Class 3                                117,223       --             117,223         --         117,223          117,223
SST Mid Cap Growth Portfolio
  Class 3                                302,355       --             302,355         --         302,355          302,355
SST Mid Cap Value Portfolio
  Class 3                                307,756       --             307,756         --         307,756          307,756
SST Real Return Portfolio
  Class 3                            299,204,645       --         299,204,645     40,042     299,164,603      299,204,645
SST Small Cap Portfolio Class 3          162,460       --             162,460         --         162,460          162,460
SST Stock Portfolio Class 3              236,869       --             236,869         --         236,869          236,869
SAST Aggressive Growth
  Portfolio Class 1                   21,284,060       --          21,284,060    313,524      20,970,536       21,284,060
SAST Aggressive Growth
  Portfolio Class 2                    2,855,195       --           2,855,195        185       2,855,010        2,855,195
SAST Aggressive Growth
  Portfolio Class 3                   22,387,502       --          22,387,502     11,520      22,375,982       22,387,502
SAST SA AB Growth Portfolio
  Class 1                            153,724,858       --         153,724,858  1,303,848     152,421,010      153,724,858
SAST SA AB Growth Portfolio
  Class 2                             17,516,431       --          17,516,431     24,295      17,492,136       17,516,431
SAST SA AB Growth Portfolio
  Class 3                             98,137,751       --          98,137,751    260,667      97,877,084       98,137,751
SAST American Funds Asset
  Allocation Portfolio Class 3       259,103,746       --         259,103,746    190,790     258,912,956      259,103,746
SAST American Funds Global
  Growth Portfolio Class 3           383,199,593       --         383,199,593    162,610     383,036,983      383,199,593
SAST American Funds Growth
  Portfolio Class 3                  302,223,973       --         302,223,973    125,878     302,098,095      302,223,973
SAST American Funds Growth-
  Income Portfolio Class 3           238,231,669       --         238,231,669    244,400     237,987,269      238,231,669
SAST Balanced Portfolio Class 1       41,900,949       --          41,900,949    541,793      41,359,156       41,900,949
SAST Balanced Portfolio Class 2        7,702,217       --           7,702,217     29,215       7,673,002        7,702,217
SAST Balanced Portfolio Class 3       98,326,149       --          98,326,149    124,829      98,201,320       98,326,149
SAST BlackRock VCP Global
  Multi-Asset Portfolio Class 3      392,953,337       --         392,953,337         --     392,953,337      392,953,337
SAST Blue Chip Growth
  Portfolio Class 1                    6,817,677       --           6,817,677     43,047       6,774,630        6,817,677
SAST Blue Chip Growth
  Portfolio Class 2                    2,525,947       --           2,525,947         --       2,525,947        2,525,947
SAST Blue Chip Growth
  Portfolio Class 3                   90,396,791       --          90,396,791     25,500      90,371,291       90,396,791
SAST Capital Growth Portfolio
  Class 1                              4,499,477       --           4,499,477     10,945       4,488,532        4,499,477
SAST Capital Growth Portfolio
  Class 2                              1,385,608       --           1,385,608         --       1,385,608        1,385,608
SAST Capital Growth Portfolio
  Class 3                             41,695,756       --          41,695,756     27,855      41,667,901       41,695,756
SAST Corporate Bond Portfolio
  Class 1                             55,446,454       --          55,446,454    658,088      54,788,366       55,446,454
SAST Corporate Bond Portfolio
  Class 2                             16,840,051       --          16,840,051    587,397      16,252,654       16,840,051
SAST Corporate Bond Portfolio
  Class 3                            621,684,478       --         621,684,478    404,143     621,280,335      621,684,478
SAST Dogs of Wall Street
  Portfolio Class 1                   26,869,209       --          26,869,209    270,541      26,598,668       26,869,209
SAST Dogs of Wall Street
  Portfolio Class 2                    6,032,698       --           6,032,698     57,919       5,974,779        6,032,698
SAST Dogs of Wall Street
  Portfolio Class 3                  111,516,305       --         111,516,305     11,037     111,505,268      111,516,305
SAST Dynamic Allocation
  Portfolio Class 3                8,545,058,556       --       8,545,058,556    624,145   8,544,434,411    8,545,058,556
SAST Dynamic Strategy
  Portfolio Class 3                5,489,904,131       --       5,489,904,131    227,961   5,489,676,170    5,489,904,131

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016


                                                    Due from (to)                 Contract                      Net Assets
                                                      Company's                   Owners -  Contract Owners - Attributable to
                                     Investments at    General                    Annuity     Accumulation    Contract Owner
Sub-accounts                           Fair Value   Account, Net    Net Assets    Reserves      Reserves         Reserves
------------                         -------------- ------------- -------------- ---------- ----------------- ---------------
SAST Emerging Markets Portfolio
  Class 1                            $   19,048,614      $--      $   19,048,614 $   59,007  $   18,989,607   $   19,048,614
SAST Emerging Markets Portfolio
  Class 2                                 3,427,024       --           3,427,024     12,361       3,414,663        3,427,024
SAST Emerging Markets Portfolio
  Class 3                               112,121,819       --         112,121,819     80,188     112,041,631      112,121,819
SAST Equity Opportunities Portfolio
  Class 1                                25,613,545       --          25,613,545    384,067      25,229,478       25,613,545
SAST Equity Opportunities Portfolio
  Class 2                                 3,954,414       --           3,954,414      9,683       3,944,731        3,954,414
SAST Equity Opportunities Portfolio
  Class 3                                53,774,397       --          53,774,397     41,032      53,733,365       53,774,397
SAST Foreign Value Portfolio Class 2     13,121,281       --          13,121,281     54,288      13,066,993       13,121,281
SAST Foreign Value Portfolio Class 3    395,265,253       --         395,265,253    195,753     395,069,500      395,265,253
SAST Fundamental Growth Portfolio
  Class 1                                34,108,850       --          34,108,850    347,024      33,761,826       34,108,850
SAST Fundamental Growth Portfolio
  Class 2                                 2,075,980       --           2,075,980        223       2,075,757        2,075,980
SAST Fundamental Growth Portfolio
  Class 3                                57,784,114       --          57,784,114     77,642      57,706,472       57,784,114
SAST Global Bond Portfolio Class 1       21,096,111       --          21,096,111    192,616      20,903,495       21,096,111
SAST Global Bond Portfolio Class 2        4,894,067       --           4,894,067      8,234       4,885,833        4,894,067
SAST Global Bond Portfolio Class 3      226,434,646       --         226,434,646    100,025     226,334,621      226,434,646
SAST Global Equities Portfolio
  Class 1                                37,931,551       --          37,931,551    221,974      37,709,577       37,931,551
SAST Global Equities Portfolio
  Class 2                                 3,596,942       --           3,596,942     14,846       3,582,096        3,596,942
SAST Global Equities Portfolio
  Class 3                                28,770,048       --          28,770,048     26,276      28,743,772       28,770,048
SAST Growth Opportunities Portfolio
  Class 1                                 6,831,484       --           6,831,484     20,089       6,811,395        6,831,484
SAST Growth Opportunities Portfolio
  Class 2                                 2,667,479       --           2,667,479     11,221       2,656,258        2,667,479
SAST Growth Opportunities Portfolio
  Class 3                               134,846,222       --         134,846,222     62,479     134,783,743      134,846,222
SAST Growth-Income Portfolio Class 1    120,856,489       --         120,856,489  1,221,666     119,634,823      120,856,489
SAST Growth-Income Portfolio Class 2      8,777,752       --           8,777,752     32,719       8,745,033        8,777,752
SAST Growth-Income Portfolio Class 3    133,815,899       --         133,815,899    229,487     133,586,412      133,815,899
SAST High-Yield Bond Portfolio
  Class 1                                41,900,245       --          41,900,245    479,921      41,420,324       41,900,245
SAST High-Yield Bond Portfolio
  Class 2                                 7,707,963       --           7,707,963     36,474       7,671,489        7,707,963
SAST High-Yield Bond Portfolio
  Class 3                               123,879,319       --         123,879,319     95,660     123,783,659      123,879,319
SAST International Diversified
  Equities Portfolio Class 1             27,230,282       --          27,230,282    261,235      26,969,047       27,230,282
SAST International Diversified
  Equities Portfolio Class 2              9,950,111       --           9,950,111     22,637       9,927,474        9,950,111
SAST International Diversified
  Equities Portfolio Class 3            116,468,102       --         116,468,102    134,627     116,333,475      116,468,102
SAST International Growth and
  Income Portfolio Class 1               27,246,044       --          27,246,044    216,368      27,029,676       27,246,044
SAST International Growth and
  Income Portfolio Class 2                4,912,040       --           4,912,040     16,089       4,895,951        4,912,040
SAST International Growth and
  Income Portfolio Class 3              115,663,859       --         115,663,859    115,779     115,548,080      115,663,859
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1                45,623,723       --          45,623,723    432,435      45,191,288       45,623,723
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 2                 8,128,044       --           8,128,044     11,998       8,116,046        8,128,044
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3               251,541,066       --         251,541,066     81,641     251,459,425      251,541,066
SAST SA MFS Total Return Bond
  Portfolio Class 1                     108,584,452       --         108,584,452    679,712     107,904,740      108,584,452
SAST SA MFS Total Return Bond
  Portfolio Class 2                      29,893,218       --          29,893,218    151,807      29,741,411       29,893,218
SAST SA MFS Total Return Bond
  Portfolio Class 3                     167,843,261       --         167,843,261    272,362     167,570,899      167,843,261
SAST Mid-Cap Growth Portfolio
  Class 1                                28,748,693       --          28,748,693    212,458      28,536,235       28,748,693
SAST Mid-Cap Growth Portfolio
  Class 2                                11,944,767       --          11,944,767     11,325      11,933,442       11,944,767
SAST Mid-Cap Growth Portfolio
  Class 3                               104,245,595       --         104,245,595     44,303     104,201,292      104,245,595
SAST Real Estate Portfolio Class 1       26,542,108       --          26,542,108    138,949      26,403,159       26,542,108
SAST Real Estate Portfolio Class 2        6,550,251       --           6,550,251     23,170       6,527,081        6,550,251
SAST Real Estate Portfolio Class 3      189,467,738       --         189,467,738    148,648     189,319,090      189,467,738
SAST SA Janus Focused Growth
  Portfolio Class 1                      10,366,079       --          10,366,079     17,539      10,348,540       10,366,079
SAST SA Janus Focused Growth
  Portfolio Class 2                       8,632,395       --           8,632,395     37,487       8,594,908        8,632,395
SAST SA Janus Focused Growth
  Portfolio Class 3                      92,635,182       --          92,635,182     16,822      92,618,360       92,635,182
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                      38,943,699       --          38,943,699    407,333      38,536,366       38,943,699
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                       6,968,522       --           6,968,522      3,874       6,964,648        6,968,522
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                     694,664,663       --         694,664,663    222,121     694,442,542      694,664,663
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1               331,856,875       --         331,856,875  2,046,221     329,810,654      331,856,875
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2                43,828,251       --          43,828,251    100,131      43,728,120       43,828,251
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3               404,313,342       --         404,313,342    490,518     403,822,824      404,313,342
SAST Schroder's VCP Global
  Allocation Portfolio Class 3          328,834,258       --         328,834,258         --     328,834,258      328,834,258
SAST Small & Mid Cap Value
  Portfolio Class 2                      14,606,638       --          14,606,638     15,283      14,591,355       14,606,638
SAST Small & Mid Cap Value
  Portfolio Class 3                     414,810,848       --         414,810,848    428,049     414,382,799      414,810,848
SAST Small Company Value Portfolio
  Class 3                               173,968,272       --         173,968,272     58,493     173,909,779      173,968,272
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                     493,653,461       --         493,653,461      5,668     493,647,793      493,653,461
SAST Technology Portfolio Class 1         9,818,919       --           9,818,919     15,926       9,802,993        9,818,919
SAST Technology Portfolio Class 2         3,335,976       --           3,335,976      2,567       3,333,409        3,335,976
SAST Technology Portfolio Class 3        35,541,994       --          35,541,994    146,876      35,395,118       35,541,994
SAST Telecom Utility Portfolio
  Class 1                                11,326,174       --          11,326,174     71,901      11,254,273       11,326,174
SAST Telecom Utility Portfolio
  Class 2                                 1,371,235       --           1,371,235     14,274       1,356,961        1,371,235
SAST Telecom Utility Portfolio
  Class 3                                22,106,968       --          22,106,968     12,358      22,094,610       22,106,968
SAST Ultra Short Bond Portfolio
  Class 1                                26,566,749       --          26,566,749    311,163      26,255,586       26,566,749
SAST Ultra Short Bond Portfolio
  Class 2                                 6,918,068       --           6,918,068     19,088       6,898,980        6,918,068
SAST Ultra Short Bond Portfolio
  Class 3                               162,598,335       --         162,598,335  1,156,154     161,442,181      162,598,335
SAST VCP Managed Asset Allocation
  SAST Portfolio Class 3              1,083,367,773       --       1,083,367,773     22,470   1,083,345,303    1,083,367,773
SAST VCP Total Return Balanced
  Portfolio Class 3                     919,517,270       --         919,517,270     24,196     919,493,074      919,517,270

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016


                                                       Due from (to)              Contract                     Net Assets
                                                         Company's                Owners - Contract Owners - Attributable to
                                        Investments at    General                 Annuity    Accumulation    Contract Owner
Sub-accounts                              Fair Value   Account, Net   Net Assets  Reserves     Reserves         Reserves
------------                            -------------- ------------- ------------ -------- ----------------- ---------------
SAST VCP Value Portfolio Class 3         $962,839,411       $--      $962,839,411 $24,960    $962,814,451     $962,839,411
UIF Global Infrastructure Portfolio
  Class II                                    832,603        --           832,603      --         832,603          832,603
VALIC Company I Global Social
  Awareness Fund                              191,485        --           191,485      --         191,485          191,485
VALIC Company I International Equities
  Index Fund                                3,163,139        --         3,163,139      --       3,163,139        3,163,139
VALIC Company I Mid Cap Index Fund          2,501,860        --         2,501,860      --       2,501,860        2,501,860
VALIC Company I Nasdaq-100 Index
  Fund                                      1,697,570        --         1,697,570      --       1,697,570        1,697,570
VALIC Company I Small Cap Index Fund        2,012,851        --         2,012,851      --       2,012,851        2,012,851
VALIC Company I Stock Index Fund            8,712,957        --         8,712,957      --       8,712,957        8,712,957

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2016

                                                                                  Net Asset
                                                                                  Value per Shares at Fair Cost of Shares
Sub-accounts                                                             Shares     Share       Value           Held      Level*
------------                                                           ---------- --------- -------------- -------------- ------
American Funds Asset Allocation Fund Class 2                            2,854,075  $21.49    $ 61,334,068   $ 51,425,057    1
American Funds Asset Allocation Fund Class 3                            1,622,503   21.70      35,208,315     29,740,844    1
American Funds Ultra-Short Bond Fund Class 3                              355,335   11.10       3,944,222      3,944,279    1
American Funds Global Growth Fund Class 2                               6,969,580   23.85     166,224,486    162,962,966    1
American Funds Growth Fund Class 2                                      3,687,099   66.92     246,740,667    225,005,154    1
American Funds Growth Fund Class 3                                      2,708,663   67.67     183,295,257    170,979,826    1
American Funds Growth-Income Fund Class 2                               5,684,993   44.00     250,139,701    230,079,055    1
American Funds Growth-Income Fund Class 3                               3,505,795   44.47     155,902,692    146,713,437    1
American Funds High-Income Bond Fund Class 3                            1,246,905   10.22      12,743,372     13,267,104    1
American Funds Insurance Series Class 4                                   133,150    9.45       1,258,272      1,287,350    1
American Funds International Fund Class 3                               1,585,152   16.85      26,709,811     29,762,485    1
American Funds US Government AAA-Rated Securities Fund Class 3            869,327   12.07      10,492,781     10,883,161    1
AST Asset Allocation Portfolio Class 1                                  6,447,719   14.04      90,508,614     87,594,029    1
AST Asset Allocation Portfolio Class 2                                    395,270   14.02       5,542,476      5,333,944    1
AST Asset Allocation Portfolio Class 3                                  2,713,882   13.94      37,824,677     38,785,726    1
AST Capital Appreciation Portfolio Class 1                              6,547,216   38.15     249,778,064    262,776,733    1
AST Capital Appreciation Portfolio Class 2                              1,077,141   36.76      39,599,243     41,537,735    1
AST Capital Appreciation Portfolio Class 3                             11,089,479   35.87     397,797,256    443,298,009    1
AST Government and Quality Bond Portfolio Class 1                       4,312,258   14.88      64,177,183     65,182,653    1
AST Government and Quality Bond Portfolio Class 2                       1,668,508   14.90      24,863,926     25,210,907    1
AST Government and Quality Bond Portfolio Class 3                      35,878,036   14.83     532,095,378    542,948,874    1
AST Growth Portfolio Class 1                                            2,367,298   26.27      62,200,041     49,236,001    1
AST Growth Portfolio Class 2                                              648,690   26.31      17,064,576     14,486,792    1
AST Growth Portfolio Class 3                                            3,175,055   26.24      83,328,327     71,231,913    1
AST SA BlackRock Multi-Asset Income Portfolio Class 3                     668,747    6.20       4,147,291      4,367,858    1
AST Natural Resources Portfolio Class 1                                 1,259,610   18.32      23,071,675     33,713,618    1
AST Natural Resources Portfolio Class 2                                   292,310   18.28       5,344,708      6,715,557    1
AST Natural Resources Portfolio Class 3                                 3,827,604   18.19      69,625,125     74,806,690    1
AST Strategic Multi-Asset Portfolio Class 3                                52,144    7.01         365,573        363,803    1
BlackRock Global Allocation V.I. Fund Class III                           159,386   13.37       2,130,989      2,190,161    1
BlackRock iShares Alternative Strategies V.I. Fund Class III               99,321   10.12       1,005,132      1,025,141    1
BlackRock iShares Dynamic Allocation V.I. Fund Class III                   34,778    9.83         341,871        349,237    1
BlackRock iShares Dynamic Fixed Income V.I. Fund Class III                 11,764    9.85         115,871        118,877    1
BlackRock iShares Equity Appreciation V.I. Fund Class III                  14,665    9.78         143,427        144,795    1
Columbia VP Asset Allocation Fund Class 1                                  52,660   14.23         749,358        622,405    1
Columbia VP Dividend Opportunity Fund Class 1                              79,497   22.12       1,758,478      1,026,262    1
Columbia VP Emerging Markets Bond Fund Class 2                                222    9.49           2,111          1,972    1
Columbia VP Income Opportunities Fund Class 1                           1,810,672    7.56      13,688,680     15,276,444    1
Columbia VP Large Cap Growth Fund Class 1                               1,791,638   13.08      23,434,619     22,340,999    1
Columbia VP Limited Duration Credit Fund Class 2                            2,858    9.43          26,949         26,981    1
Columbia VP Loomis Sayles Growth Fund Class 1                              77,055   21.95       1,691,351      1,610,205    1
Columbia VP Mid Cap Growth Opportunity Fund Class 1                        17,296   20.97         362,690        271,519    1
Columbia VP Select International Equity Class 2                           101,862   12.52       1,275,309      1,291,891    1
Columbia VP Small Company Growth Fund Class 1                              44,261   15.31         677,629        544,595    1
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2               6,577,178    7.08      46,566,420     46,464,034    1
FTVIP Franklin Income VIP Fund Class 2                                  9,423,428   15.38     144,932,320    145,104,447    1
FTVIP Franklin Strategic Income VIP Fund Class 2                           59,252   10.64         630,437        641,443    1
Goldman Sachs VIT Global Trends Allocation Fund Service Class               3,404   11.32          38,529         38,123    1
Goldman Sachs VIT Government Money Market Fund Service Class           55,423,130    1.00      55,423,130     55,423,136    1
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Adv Class          85,928    9.08         780,226        802,239    1
Goldman Sachs VIT Strategic Income Fund Adv Class                          22,328    9.12         203,632        208,271    1
Invesco V.I. American Franchise Fund Series II                            326,143   51.96      16,946,377     13,414,841    1
Invesco V.I. Balanced-Risk Allocation Fund Series II                       33,427   11.22         375,051        360,451    1
Invesco V.I. Comstock Fund Series II                                   17,090,106   18.62     318,217,781    233,082,940    1
Invesco V.I. Growth and Income Fund Series II                          21,536,574   21.02     452,698,782    427,949,175    1
Ivy VIP Asset Strategy Class A                                             41,108    8.04         330,670        354,793    1
Lord Abbett Fund Bond Debenture Portfolio Class VC                         83,727   11.94         999,703      1,002,108    1
Lord Abbett Fund Fundamental Equity Portfolio Class VC                      9,918   18.30         181,508        177,506    1
Lord Abbett Fund Growth and Income Portfolio Class VC                   5,477,864   36.72     201,147,166    141,254,092    1
Lord Abbett Fund Mid Cap Stock Portfolio Class VC                         745,100   25.52      19,014,948     13,420,462    1
Lord Abbett Fund Short Duration Portfolio Class VC                         57,100   14.57         831,951        841,284    1
Neuberger Berman AMT Absolute Return Multi-Manager Fund Port S Class       85,261    9.28         791,223        819,603    1
PIMCO VIT All Asset Portfolio Adv Class                                     3,986   10.12          40,334         39,985    1
PIMCO VIT Emerging Markets Bond Portfolio Adv Class                        10,546   12.58         132,663        138,053    1
PIMCO VIT Unconstrained Bond Portfolio Adv Class                           72,217   10.21         737,334        725,065    1
Principal Diversified International Account Class 1                        57,196   13.42         767,571        584,925    1
Principal Diversified International Account Class 2                        26,832   13.52         362,771        318,209    1

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2016


                                                                                  Net Asset
                                                                                  Value per Shares at Fair Cost of Shares
Sub-accounts                                                             Shares     Share       Value           Held      Level*
------------                                                           ---------- --------- -------------- -------------- ------
Principal Equity Income Account Class 1                                   581,844  $23.20    $ 13,498,791   $ 10,374,404    1
Principal Equity Income Account Class 2                                   365,859   23.03       8,425,726      5,874,564    1
Principal Government & High Quality Bond Account Class 1                  257,766    9.98       2,572,503      2,672,826    1
Principal Government & High Quality Bond Account Class 2                   87,072    9.98         868,977        900,911    1
Principal Income Account Class 1                                          400,450   10.34       4,140,656      4,141,379    1
Principal Income Account Class 2                                          197,519   10.30       2,034,448      1,989,312    1
Principal LargeCap Growth Account Class 1                                  20,775   24.40         506,909        317,531    1
Principal LargeCap Growth Account Class 2                                  16,089   24.29         390,805        234,399    1
Principal PVC Capital Appreciation Account Class 1                        411,824   23.94       9,859,066      9,041,887    1
Principal PVC Capital Appreciation Account Class 2                         81,939   23.71       1,942,782      1,765,645    1
Principal PVC MidCap Blend Acct Class 1                                    35,243   50.96       1,795,986      1,550,099    1
Principal PVC MidCap Blend Acct Class 2                                    12,585   50.69         637,942        572,745    1
Principal PVC SmallCap Account Class 1                                     47,118   15.21         716,661        700,205    1
Principal PVC SmallCap Account Class 2                                     25,488   15.17         386,646        378,169    1
Principal Real Estate Securities Account Class 1                           19,784   21.30         421,391        310,769    1
Principal Real Estate Securities Account Class 2                           11,735   21.36         250,660        175,765    1
Principal SAM Balanced Portfolio Class 1                                2,228,694   14.44      32,182,335     33,103,749    1
Principal SAM Balanced Portfolio Class 2                                2,026,650   14.30      28,981,100     30,569,381    1
Principal SAM Conservative Balanced Portfolio Class 1                     264,199   11.50       3,038,294      3,054,513    1
Principal SAM Conservative Balanced Portfolio Class 2                     302,105   11.38       3,437,949      3,567,658    1
Principal SAM Conservative Growth Portfolio Class 1                       957,791   17.22      16,493,154     15,356,899    1
Principal SAM Conservative Growth Portfolio Class 2                       972,540   17.01      16,542,913     16,335,761    1
Principal SAM Flexible Income Portfolio Class 1                           484,895   12.45       6,036,946      5,926,059    1
Principal SAM Flexible Income Portfolio Class 2                           527,085   12.34       6,504,225      6,420,722    1
Principal SAM Strategic Growth Portfolio Class 1                          201,208   18.54       3,730,405      3,704,300    1
Principal SAM Strategic Growth Portfolio Class 2                          358,084   18.33       6,563,683      6,450,080    1
Principal Short-Term Income Account Class 1                               534,279    2.54       1,357,068      1,371,565    1
Principal Short-Term Income Account Class 2                               381,515    2.53         965,232        970,379    1
SST Allocation Balanced Portfolio Class 3                              12,457,853   10.37     129,162,151    141,412,222    1
SST Allocation Growth Portfolio Class 3                                 2,143,990   12.71      27,253,677     26,217,623    1
SST Allocation Moderate Growth Portfolio Class 3                       17,483,255   10.74     187,803,555    196,277,152    1
SST Allocation Moderate Portfolio Class 3                              16,474,924   10.68     176,012,657    183,722,499    1
SST Asset Allocation Diversified Growth Portfolio Class 3                  32,210   11.28         363,204        399,088    1
SST Diversified Fixed Income Portfolio Class 3                             10,217   11.48         117,253        120,008    1
SST SA Columbia Focused Growth Portfolio Class 3                            6,121    7.14          43,676         55,779    1
SST SA Columbia Focused Value Portfolio Class 3                             3,193   18.07          57,717         57,697    1
SST International Equity Portfolio Class 3                                 29,228    7.86         229,722        248,003    1
SST Large Cap Growth Portfolio Class 3                                      6,600   12.18          80,367         81,501    1
SST Large Cap Value Portfolio Class 3                                       7,038   16.66         117,223        108,702    1
SST Mid Cap Growth Portfolio Class 3                                       20,264   14.92         302,355        321,168    1
SST Mid Cap Value Portfolio Class 3                                        17,721   17.37         307,756        297,577    1
SST Real Return Portfolio Class 3                                      31,104,469    9.62     299,204,645    306,819,930    1
SST Small Cap Portfolio Class 3                                            11,918   13.63         162,460        153,365    1
SST Stock Portfolio Class 3                                                10,997   21.54         236,869        264,180    1
SAST Aggressive Growth Portfolio Class 1                                1,237,763   17.20      21,284,060     15,666,714    1
SAST Aggressive Growth Portfolio Class 2                                  168,513   16.94       2,855,195      1,870,884    1
SAST Aggressive Growth Portfolio Class 3                                1,337,291   16.74      22,387,502     19,962,637    1
SAST SA AB Growth Portfolio Class 1                                     4,241,870   36.24     153,724,858    121,912,580    1
SAST SA AB Growth Portfolio Class 2                                       485,303   36.09      17,516,431     12,225,924    1
SAST SA AB Growth Portfolio Class 3                                     2,743,262   35.77      98,137,751     82,645,477    1
SAST American Funds Asset Allocation Portfolio Class 3                 19,783,337   13.10     259,103,746    251,986,390    1
SAST American Funds Global Growth Portfolio Class 3                    34,379,455   11.15     383,199,593    402,641,870    1
SAST American Funds Growth Portfolio Class 3                           26,180,201   11.54     302,223,973    297,553,821    1
SAST American Funds Growth-Income Portfolio Class 3                    19,455,504   12.24     238,231,669    221,467,569    1
SAST Balanced Portfolio Class 1                                         2,205,224   19.00      41,900,949     36,710,434    1
SAST Balanced Portfolio Class 2                                           406,021   18.97       7,702,217      6,883,628    1
SAST Balanced Portfolio Class 3                                         5,200,840   18.91      98,326,149     96,607,862    1
SAST BlackRock VCP Global Multi-Asset Portfolio Class 3                37,662,412   10.43     392,953,337    395,225,937    1
SAST Blue Chip Growth Portfolio Class 1                                   641,931   10.62       6,817,677      5,963,169    1
SAST Blue Chip Growth Portfolio Class 2                                   238,632   10.59       2,525,947      1,875,814    1
SAST Blue Chip Growth Portfolio Class 3                                 8,590,533   10.52      90,396,791     76,421,957    1
SAST Capital Growth Portfolio Class 1                                     326,233   13.79       4,499,477      3,031,882    1
SAST Capital Growth Portfolio Class 2                                     101,869   13.60       1,385,608        908,995    1
SAST Capital Growth Portfolio Class 3                                   3,096,232   13.47      41,695,756     30,156,256    1
SAST Corporate Bond Portfolio Class 1                                   4,169,497   13.30      55,446,454     53,441,904    1

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2016


                                                                                   Net Asset
                                                                                   Value per Shares at Fair Cost of Shares
Sub-accounts                                                             Shares      Share       Value           Held      Level*
------------                                                           ----------- --------- -------------- -------------- ------
SAST Corporate Bond Portfolio Class 2                                    1,267,306  $13.29   $   16,840,051 $   16,749,758   1
SAST Corporate Bond Portfolio Class 3                                   47,040,006   13.22      621,684,478    627,512,418   1
SAST Dogs of Wall Street Portfolio Class 1                               1,974,411   13.61       26,869,209     20,440,144   1
SAST Dogs of Wall Street Portfolio Class 2                                 444,003   13.59        6,032,698      4,457,695   1
SAST Dogs of Wall Street Portfolio Class 3                               8,259,497   13.50      111,516,305    104,370,209   1
SAST Dynamic Allocation Portfolio Class 3                              698,986,983   12.22    8,545,058,556  8,319,128,193   1
SAST Dynamic Strategy Portfolio Class 3                                444,839,046   12.34    5,489,904,131  5,417,329,280   1
SAST Emerging Markets Portfolio Class 1                                  2,867,608    6.64       19,048,614     19,612,965   1
SAST Emerging Markets Portfolio Class 2                                    518,342    6.61        3,427,024      3,901,681   1
SAST Emerging Markets Portfolio Class 3                                 17,089,862    6.56      112,121,819    121,556,868   1
SAST Equity Opportunities Portfolio Class 1                              1,275,329   20.08       25,613,545     15,374,583   1
SAST Equity Opportunities Portfolio Class 2                                197,020   20.07        3,954,414      2,200,939   1
SAST Equity Opportunities Portfolio Class 3                              2,687,623   20.01       53,774,397     43,205,206   1
SAST Foreign Value Portfolio Class 2                                       917,704   14.30       13,121,281     13,095,037   1
SAST Foreign Value Portfolio Class 3                                    27,719,769   14.26      395,265,253    392,318,705   1
SAST Fundamental Growth Portfolio Class 1                                1,667,002   20.46       34,108,850     32,852,219   1
SAST Fundamental Growth Portfolio Class 2                                  103,770   20.01        2,075,980      1,817,005   1
SAST Fundamental Growth Portfolio Class 3                                2,938,360   19.67       57,784,114     52,554,392   1
SAST Global Bond Portfolio Class 1                                       1,949,479   10.82       21,096,111     23,430,055   1
SAST Global Bond Portfolio Class 2                                         456,286   10.73        4,894,067      5,352,686   1
SAST Global Bond Portfolio Class 3                                      21,303,757   10.63      226,434,646    240,270,572   1
SAST Global Equities Portfolio Class 1                                   1,993,364   19.03       37,931,551     27,029,083   1
SAST Global Equities Portfolio Class 2                                     189,426   18.99        3,596,942      2,694,672   1
SAST Global Equities Portfolio Class 3                                   1,522,535   18.90       28,770,048     24,606,976   1
SAST Growth Opportunities Portfolio Class 1                                899,625    7.59        6,831,484      7,586,319   1
SAST Growth Opportunities Portfolio Class 2                                364,160    7.33        2,667,479      2,837,485   1
SAST Growth Opportunities Portfolio Class 3                             18,813,892    7.17      134,846,222    144,757,810   1
SAST Growth-Income Portfolio Class 1                                     3,701,555   32.65      120,856,489     83,476,225   1
SAST Growth-Income Portfolio Class 2                                       269,115   32.62        8,777,752      6,315,055   1
SAST Growth-Income Portfolio Class 3                                     4,118,488   32.49      133,815,899    114,474,276   1
SAST High-Yield Bond Portfolio Class 1                                   7,289,912    5.75       41,900,245     41,574,307   1
SAST High-Yield Bond Portfolio Class 2                                   1,341,990    5.74        7,707,963      7,565,455   1
SAST High-Yield Bond Portfolio Class 3                                  21,686,405    5.71      123,879,319    122,874,405   1
SAST International Diversified Equities Portfolio Class 1                3,081,109    8.84       27,230,282     28,492,492   1
SAST International Diversified Equities Portfolio Class 2                1,130,538    8.80        9,950,111      9,676,384   1
SAST International Diversified Equities Portfolio Class 3               13,258,280    8.78      116,468,102    120,109,665   1
SAST International Growth and Income Portfolio Class 1                   2,982,652    9.13       27,246,044     31,175,237   1
SAST International Growth and Income Portfolio Class 2                     535,109    9.18        4,912,040      4,635,780   1
SAST International Growth and Income Portfolio Class 3                  12,633,955    9.16      115,663,859    103,618,021   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1              2,245,318   20.32       45,623,723     33,386,669   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2                399,809   20.33        8,128,044      6,442,290   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3             12,429,874   20.24      251,541,066    203,980,926   1
SAST SA MFS Total Return Bond Portfolio Class 1                          5,768,605   18.82      108,584,452     90,062,049   1
SAST SA MFS Total Return Bond Portfolio Class 2                          1,587,375   18.83       29,893,218     24,912,997   1
SAST SA MFS Total Return Bond Portfolio Class 3                          8,934,757   18.79      167,843,261    147,386,558   1
SAST Mid-Cap Growth Portfolio Class 1                                    1,914,370   15.02       28,748,693     24,618,701   1
SAST Mid-Cap Growth Portfolio Class 2                                      819,076   14.58       11,944,767      9,474,329   1
SAST Mid-Cap Growth Portfolio Class 3                                    7,277,966   14.32      104,245,595    103,289,715   1
SAST Real Estate Portfolio Class 1                                       1,759,634   15.08       26,542,108     23,076,869   1
SAST Real Estate Portfolio Class 2                                         435,398   15.04        6,550,251      5,726,466   1
SAST Real Estate Portfolio Class 3                                      12,665,135   14.96      189,467,738    181,863,965   1
SAST SA Janus Focused Growth Portfolio Class 1                             922,228   11.24       10,366,079      9,550,773   1
SAST SA Janus Focused Growth Portfolio Class 2                             782,037   11.04        8,632,395      7,037,173   1
SAST SA Janus Focused Growth Portfolio Class 3                           8,505,815   10.89       92,635,182     92,653,427   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                         4,414,655    8.82       38,943,699     39,343,866   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 2                           792,806    8.79        6,968,522      7,240,833   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                        79,525,286    8.74      694,664,663    711,341,969   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1                 16,832,951   19.71      331,856,875    364,291,389   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2                  2,223,001   19.72       43,828,251     47,663,822   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3                 20,608,756   19.62      404,313,342    454,690,551   1
SAST Schroder's VCP Global Allocation Portfolio Class 3                 30,389,592   10.82      328,834,258    324,297,013   1
SAST Small & Mid Cap Value Portfolio Class 2                               774,559   18.86       14,606,638     13,290,065   1
SAST Small & Mid Cap Value Portfolio Class 3                            22,148,386   18.73      414,810,848    385,240,346   1
SAST Small Company Value Portfolio Class 3                               7,084,297   24.56      173,968,272    137,275,725   1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3                    46,218,292   10.68      493,653,461    486,206,622   1

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2016


                                                                                  Net Asset
                                                                                  Value per Shares at Fair Cost of Shares
Sub-accounts                                                             Shares     Share       Value           Held      Level*
------------                                                           ---------- --------- -------------- -------------- ------
SAST Technology Portfolio Class 1                                       1,667,344  $ 5.89   $    9,818,919 $    5,748,950   1
SAST Technology Portfolio Class 2                                         579,116    5.76        3,335,976      1,796,517   1
SAST Technology Portfolio Class 3                                       6,257,859    5.68       35,541,994     27,448,830   1
SAST Telecom Utility Portfolio Class 1                                    827,722   13.68       11,326,174      9,836,102   1
SAST Telecom Utility Portfolio Class 2                                    100,023   13.71        1,371,235      1,231,700   1
SAST Telecom Utility Portfolio Class 3                                  1,620,153   13.64       22,106,968     22,980,575   1
SAST Ultra Short Bond Portfolio Class 1                                 2,523,883   10.53       26,566,749     26,579,826   1
SAST Ultra Short Bond Portfolio Class 2                                   665,336   10.40        6,918,068      6,942,491   1
SAST Ultra Short Bond Portfolio Class 3                                15,772,350   10.31      162,598,335    163,040,088   1
SAST VCP Managed Asset Allocation SAST Portfolio Class 3               84,202,164   12.87    1,083,367,773  1,036,408,918   1
SAST VCP Total Return Balanced Portfolio Class 3                       82,663,566   11.12      919,517,270    886,794,228   1
SAST VCP Value Portfolio Class 3                                       77,236,724   12.47      962,839,411    893,166,116   1
UIF Global Infrastructure Portfolio Class II                              111,162    7.49          832,603        850,947   1
VALIC Company I Global Social Awareness Fund                                8,752   21.88          191,485        177,940   1
VALIC Company I International Equities Index Fund                         499,706    6.33        3,163,139      3,212,114   1
VALIC Company I Mid Cap Index Fund                                         89,576   27.93        2,501,860      2,333,259   1
VALIC Company I Nasdaq-100 Index Fund                                     158,503   10.71        1,697,570      1,606,063   1
VALIC Company I Small Cap Index Fund                                       94,812   21.23        2,012,851      1,827,805   1
VALIC Company I Stock Index Fund                                          243,651   35.76        8,712,957      8,498,374   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                 American     American     American     American
                                                               Funds Asset  Funds Asset  Funds Ultra- Funds Global    American
                                                                Allocation   Allocation   Short Bond  Growth Fund   Funds Growth
                                                               Fund Class 2 Fund Class 3 Fund Class 3   Class 2     Fund Class 2
                                                               ------------ ------------ ------------ ------------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                   $   969,292  $   574,867  $        --  $  1,542,341  $  1,871,053
   Mortality and expense risk and administrative charges          (945,849)    (464,061)     (60,016)   (2,728,592)   (3,894,318)
                                                               -----------  -----------  -----------  ------------  ------------
   Net investment income (loss)                                     23,443      110,806      (60,016)   (1,186,251)   (2,023,265)
   Net realized gain (loss)                                      2,265,471    1,063,875      (18,242)    5,025,443     7,681,493
   Capital gain distribution from mutual funds                   1,504,678      864,363           --    14,898,514    22,365,409
   Change in unrealized appreciation (depreciation) of
     investments                                                   786,066      728,788       14,259   (21,095,866)  (10,017,251)
                                                               -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from operations                4,579,658    2,767,832      (63,999)   (2,358,160)   18,006,386
                                                               -----------  -----------  -----------  ------------  ------------
From contract transactions:
   Payments received from contract owners                          787,046        7,254           --       865,627       823,465
   Payments for contract benefits or terminations               (8,006,063)  (3,212,571)  (1,213,375)  (23,558,445)  (32,021,733)
   Transfers between sub-accounts (including fixed account),
     net                                                           294,204     (582,382)    (845,892)   (3,001,181)   (5,728,662)
   Contract maintenance charges                                    (50,964)     (10,890)      (3,052)     (364,318)     (419,291)
   Adjustments to net assets allocated to contracts in payout
     period                                                        (18,155)       7,851          966         2,948        18,769
                                                               -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from contract transactions    (6,993,932)  (3,790,738)  (2,061,353)  (26,055,369)  (37,327,452)
                                                               -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets                               (2,414,274)  (1,022,906)  (2,125,352)  (28,413,529)  (19,321,066)
Net assets at beginning of period                               63,748,342   36,231,221    6,069,574   194,638,015   266,061,733
                                                               -----------  -----------  -----------  ------------  ------------
Net assets at end of period                                    $61,334,068  $35,208,315  $ 3,944,222  $166,224,486  $246,740,667
                                                               ===========  ===========  ===========  ============  ============
Beginning units                                                  2,791,383      523,181      301,423     5,814,880     8,582,423
Units issued                                                       111,371       12,366      144,034       202,834       200,481
Units redeemed                                                    (410,058)     (65,103)    (246,827)   (1,003,932)   (1,398,411)
                                                               -----------  -----------  -----------  ------------  ------------
Ending units                                                     2,492,696      470,444      198,630     5,013,782     7,384,493
                                                               ===========  ===========  ===========  ============  ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                                   $ 1,078,384  $   629,550  $        --  $  2,062,444  $  1,655,490
   Mortality and expense risk and administrative charges        (1,040,327)    (498,668)     (82,713)   (3,330,371)   (4,551,709)
                                                               -----------  -----------  -----------  ------------  ------------
   Net investment income (loss)                                     38,057      130,882      (82,713)   (1,267,927)   (2,896,219)
   Net realized gain (loss)                                      2,840,785    1,111,723      (41,421)   11,418,805    17,327,168
   Capital gain distribution from mutual funds                   4,860,328    2,701,962           --    20,445,461    59,808,246
   Change in unrealized appreciation (depreciation) of
     investments                                                (7,789,594)  (3,879,914)      13,123   (18,866,051)  (58,897,041)
                                                               -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from operations                  (50,424)      64,653     (111,011)   11,730,288    15,342,154
                                                               -----------  -----------  -----------  ------------  ------------
From contract transactions:
   Payments received from contract owners                        1,551,014      195,393        1,757     1,917,234     1,479,814
   Payments for contract benefits or terminations               (7,636,913)  (2,950,317)  (1,286,635)  (34,098,859)  (43,360,279)
   Transfers between sub-accounts (including fixed account),
     net                                                        (1,739,989)    (609,854)    (117,070)   (5,087,732)  (11,649,778)
   Contract maintenance charges                                    (57,598)     (11,538)      (3,723)     (447,254)     (515,008)
   Adjustments to net assets allocated to contracts in payout
     period                                                         (2,789)     (71,206)       4,271         7,154       (19,204)
                                                               -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from contract transactions    (7,886,275)  (3,447,522)  (1,401,400)  (37,709,457)  (54,064,455)
                                                               -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets                               (7,936,699)  (3,382,869)  (1,512,411)  (25,979,169)  (38,722,301)
Net assets at beginning of period                               71,685,041   39,614,090    7,581,985   220,617,184   304,784,034
                                                               -----------  -----------  -----------  ------------  ------------
Net assets at end of period                                    $63,748,342  $36,231,221  $ 6,069,574  $194,638,015  $266,061,733
                                                               ===========  ===========  ===========  ============  ============
Beginning units                                                  3,134,901      572,831      370,027     6,938,511    10,341,097
Units issued                                                       149,401       18,448      228,201       254,290       287,099
Units redeemed                                                    (492,919)     (68,098)    (296,805)   (1,377,921)   (2,045,773)
                                                               -----------  -----------  -----------  ------------  ------------
Ending units                                                     2,791,383      523,181      301,423     5,814,880     8,582,423
                                                               ===========  ===========  ===========  ============  ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                           American      American                  American
                                                                             Funds         Funds       American      Funds
                                                             American       Growth-       Growth-    Funds High-   Insurance
                                                           Funds Growth   Income Fund   Income Fund  Income Bond    Series
                                                           Fund Class 3     Class 2       Class 3    Fund Class 3   Class 4
                                                           ------------  ------------  ------------  ------------ ----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                               $  1,482,220  $  3,607,286  $  2,312,472  $   746,347  $   31,049
   Mortality and expense risk and administrative charges     (2,366,736)   (3,966,516)   (2,021,072)    (161,299)    (10,888)
                                                           ------------  ------------  ------------  -----------  ----------
   Net investment income (loss)                                (884,516)     (359,230)      291,400      585,048      20,161
   Net realized gain (loss)                                   2,634,447     8,819,221     2,552,573     (537,487)     (2,307)
   Capital gain distribution from mutual funds               16,335,680    28,274,553    17,089,561           --          --
   Change in unrealized appreciation (depreciation) of
     investments                                             (4,181,994)  (13,288,035)   (5,045,835)   1,826,994      (3,498)
                                                           ------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets from operations            13,903,617    23,446,509    14,887,699    1,874,555      14,356
                                                           ------------  ------------  ------------  -----------  ----------
From contract transactions:
   Payments received from contract owners                       472,060     1,621,492       354,706       35,060     543,459
   Payments for contract benefits or terminations           (18,699,474)  (35,301,745)  (17,480,895)  (1,831,869)    (12,098)
   Transfers between sub-accounts (including fixed
     account), net                                           (6,227,646)   (5,730,457)   (3,569,883)   1,043,050      50,277
   Contract maintenance charges                                 (52,914)     (405,247)      (53,042)      (4,619)       (150)
   Adjustments to net assets allocated to contracts in
     payout period                                              253,676         3,358       271,192       17,351          --
                                                           ------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets from contract
  transactions                                              (24,254,298)  (39,812,599)  (20,477,922)    (741,027)    581,488
                                                           ------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets                           (10,350,681)  (16,366,090)   (5,590,223)   1,133,528     595,844
Net assets at beginning of period                           193,645,938   266,505,791   161,492,915   11,609,844     662,428
                                                           ------------  ------------  ------------  -----------  ----------
Net assets at end of period                                $183,295,257  $250,139,701  $155,902,692  $12,743,372  $1,258,272
                                                           ============  ============  ============  ===========  ==========
Beginning units                                                 670,078    10,210,265       823,135      133,285      69,041
Units issued                                                     10,911       298,283        18,249       31,425      64,954
Units redeemed                                                  (94,484)   (1,779,485)     (119,964)     (38,765)     (6,218)
                                                           ------------  ------------  ------------  -----------  ----------
Ending units                                                    586,505     8,729,063       721,420      125,945     127,777
                                                           ============  ============  ============  ===========  ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                               $  1,310,826  $  3,670,569  $  2,297,652  $   741,707  $    9,419
   Mortality and expense risk and administrative charges     (2,673,526)   (4,664,569)   (2,294,169)    (189,437)     (3,708)
                                                           ------------  ------------  ------------  -----------  ----------
   Net investment income (loss)                              (1,362,700)     (994,000)        3,483      552,270       5,711
   Net realized gain (loss)                                   5,843,238    17,923,558     5,483,961     (274,136)       (148)
   Capital gain distribution from mutual funds               42,039,621    43,573,466    25,509,241           --          --
   Change in unrealized appreciation (depreciation) of
     investments                                            (35,223,517)  (59,999,804)  (30,258,032)  (1,371,863)    (25,531)
                                                           ------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets from operations            11,296,642       503,220       738,653   (1,093,729)    (19,968)
                                                           ------------  ------------  ------------  -----------  ----------
From contract transactions:
   Payments received from contract owners                       523,907     2,722,002       794,870       36,146     661,036
   Payments for contract benefits or terminations           (22,775,106)  (48,901,972)  (20,133,975)  (2,500,656)     (6,945)
   Transfers between sub-accounts (including fixed
     account), net                                           (3,242,234)   (7,801,472)   (4,190,504)    (816,487)     21,444
   Contract maintenance charges                                 (57,332)     (484,774)      (59,098)      (5,221)        (25)
   Adjustments to net assets allocated to contracts in
     payout period                                              182,186        (6,334)       60,418      (17,873)         --
                                                           ------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets from contract
  transactions                                              (25,368,579)  (54,472,550)  (23,528,289)  (3,304,091)    675,510
                                                           ------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets                           (14,071,937)  (53,969,330)  (22,789,636)  (4,397,820)    655,542
Net assets at beginning of period                           207,717,875   320,475,121   184,282,551   16,007,664       6,886
                                                           ------------  ------------  ------------  -----------  ----------
Net assets at end of period                                $193,645,938  $266,505,791  $161,492,915  $11,609,844  $  662,428
                                                           ============  ============  ============  ===========  ==========
Beginning units                                                 758,561    12,261,272       941,271      168,452         707
Units issued                                                      9,138       391,401        14,188       23,403      72,933
Units redeemed                                                  (97,621)   (2,442,408)     (132,324)     (58,570)     (4,599)
                                                           ------------  ------------  ------------  -----------  ----------
Ending units                                                    670,078    10,210,265       823,135      133,285      69,041
                                                           ============  ============  ============  ===========  ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                              American
                                                                              Funds US
                                                                American     Government   AST Asset     AST Asset    AST Asset
                                                                  Funds      AAA-Rated    Allocation    Allocation   Allocation
                                                              International  Securities   Portfolio     Portfolio    Portfolio
                                                              Fund Class 3  Fund Class 3   Class 1       Class 2      Class 3
                                                              ------------- ------------ ------------  -----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                   $   388,470  $   153,329  $  2,571,910  $   144,400  $   916,075
   Mortality and expense risk and administrative
     charges                                                      (370,359)    (144,409)   (1,397,583)     (89,626)    (538,422)
                                                               -----------  -----------  ------------  -----------  -----------
   Net investment income (loss)                                     18,111        8,920     1,174,327       54,774      377,653
   Net realized gain (loss)                                       (572,042)         205     1,253,523      124,896     (355,146)
   Capital gain distribution from mutual funds                   2,445,527      214,836     6,392,532      381,723    2,501,812
   Change in unrealized appreciation (depreciation) of
     investments                                                (1,354,430)    (223,036)     (827,423)    (102,759)     319,779
                                                               -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from operations                  537,166          925     7,992,959      458,634    2,844,098
                                                               -----------  -----------  ------------  -----------  -----------
From contract transactions:
   Payments received from contract owners                          147,429       45,672       478,178          150    1,996,122
   Payments for contract benefits or terminations               (3,701,237)  (1,468,405)  (10,486,479)    (588,455)  (3,288,755)
   Transfers between sub-accounts (including fixed
     account), net                                              (1,853,523)     930,504    (2,280,338)     (61,280)   2,153,618
   Contract maintenance charges                                     (9,400)      (4,354)      (35,858)     (13,355)    (177,832)
   Adjustments to net assets allocated to contracts in
     payout period                                                   7,488       10,133         8,367          136           19
                                                               -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from contract transactions    (5,409,243)    (486,450)  (12,316,130)    (662,804)     683,172
                                                               -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets                               (4,872,077)    (485,525)   (4,323,171)    (204,170)   3,527,270
Net assets at beginning of period                               31,581,888   10,978,306    94,831,785    5,746,646   34,297,407
                                                               -----------  -----------  ------------  -----------  -----------
Net assets at end of period                                    $26,709,811  $10,492,781  $ 90,508,614  $ 5,542,476  $37,824,677
                                                               ===========  ===========  ============  ===========  ===========
Beginning units                                                    576,621      271,758     2,630,695      164,976    1,559,554
Units issued                                                         3,934       44,077        46,208        7,309      803,259
Units redeemed                                                    (103,478)     (55,920)     (377,043)     (25,820)    (737,853)
                                                               -----------  -----------  ------------  -----------  -----------
Ending units                                                       477,077      259,915     2,299,860      146,465    1,624,960
                                                               ===========  ===========  ============  ===========  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                   $   539,869  $   167,713  $  3,007,949  $   172,649  $   988,185
   Mortality and expense risk and administrative
     charges                                                      (476,367)    (155,308)   (1,591,553)    (103,897)    (572,347)
                                                               -----------  -----------  ------------  -----------  -----------
   Net investment income (loss)                                     63,502       12,405     1,416,396       68,752      415,838
   Net realized gain (loss)                                        432,843        4,423     2,886,113      211,029    1,480,414
   Capital gain distribution from mutual funds                   2,059,991       97,699    10,384,503      632,206    3,721,937
   Change in unrealized appreciation (depreciation) of
     investments                                                (4,349,926)     (67,632)  (17,805,092)  (1,126,820)  (6,915,182)
                                                               -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from operations               (1,793,590)      46,895    (3,118,080)    (214,833)  (1,296,993)
                                                               -----------  -----------  ------------  -----------  -----------
From contract transactions:
   Payments received from contract owners                           98,466       68,508       581,975       26,752    2,694,209
   Payments for contract benefits or terminations               (4,885,820)  (2,485,740)  (11,856,725)    (737,602)  (4,005,565)
   Transfers between sub-accounts (including fixed
     account), net                                                 (99,571)     405,033    (1,694,654)     (58,629)     745,427
   Contract maintenance charges                                    (11,135)      (4,852)      (40,949)     (15,014)    (175,253)
   Adjustments to net assets allocated to contracts in
     payout period                                                  10,432       10,574        16,170          229          355
                                                               -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from contract transactions    (4,887,628)  (2,006,477)  (12,994,183)    (784,264)    (740,827)
                                                               -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets                               (6,681,218)  (1,959,582)  (16,112,263)    (999,097)  (2,037,820)
Net assets at beginning of period                               38,263,106   12,937,888   110,944,048    6,745,743   36,335,227
                                                               -----------  -----------  ------------  -----------  -----------
Net assets at end of period                                    $31,581,888  $10,978,306  $ 94,831,785  $ 5,746,646  $34,297,407
                                                               ===========  ===========  ============  ===========  ===========
Beginning units                                                    658,805      321,306     2,978,668      186,837    1,531,013
Units issued                                                        17,415       38,693        64,829        3,615      360,402
Units redeemed                                                     (99,599)     (88,241)     (412,802)     (25,476)    (331,861)
                                                               -----------  -----------  ------------  -----------  -----------
Ending units                                                       576,621      271,758     2,630,695      164,976    1,559,554
                                                               ===========  ===========  ============  ===========  ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                       AST            AST
                                                         AST Capital   AST Capital  AST Capital     Government     Government
                                                         Appreciation  Appreciation Appreciation   and Quality    and Quality
                                                          Portfolio     Portfolio    Portfolio    Bond Portfolio Bond Portfolio
                                                           Class 1       Class 2      Class 3        Class 1        Class 2
                                                         ------------  ------------ ------------  -------------- --------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $         --  $        --  $         --   $    952,247   $   322,573
   Mortality and expense risk and administrative
     charges                                               (3,950,251)    (644,945)   (6,187,881)    (1,044,183)     (434,726)
                                                         ------------  -----------  ------------   ------------   -----------
   Net investment income (loss)                            (3,950,251)    (644,945)   (6,187,881)       (91,936)     (112,153)
   Net realized gain (loss)                                 4,697,440    1,096,451     7,057,767        207,267       123,855
   Capital gain distribution from mutual funds             33,098,288    5,381,762    54,075,855        459,042       178,991
   Change in unrealized appreciation (depreciation)
     of investments                                       (33,775,781)  (5,930,766)  (54,677,628)      (516,863)     (121,517)
                                                         ------------  -----------  ------------   ------------   -----------
Increase (decrease) in net assets from operations              69,696      (97,498)      268,113         57,510        69,176
                                                         ------------  -----------  ------------   ------------   -----------
From contract transactions:
   Payments received from contract owners                   1,486,384       36,936    10,403,507        591,430        52,037
   Payments for contract benefits or terminations         (28,868,597)  (4,904,646)  (39,390,741)    (8,793,389)   (4,528,212)
   Transfers between sub-accounts (including fixed
     account), net                                         (7,540,822)    (809,950)    1,916,495      2,333,510      (547,133)
   Contract maintenance charges                              (109,992)     (76,521)   (2,326,075)       (38,955)      (70,416)
   Adjustments to net assets allocated to contracts in
     payout period                                             19,540          752         3,088         12,423         2,125
                                                         ------------  -----------  ------------   ------------   -----------
Increase (decrease) in net assets from contract
  transactions                                            (35,013,487)  (5,753,429)  (29,393,726)    (5,894,981)   (5,091,599)
                                                         ------------  -----------  ------------   ------------   -----------
Increase (decrease) in net assets                         (34,943,791)  (5,850,927)  (29,125,613)    (5,837,471)   (5,022,423)
Net assets at beginning of period                         284,721,855   45,450,170   426,922,869     70,014,654    29,886,349
                                                         ------------  -----------  ------------   ------------   -----------
Net assets at end of period                              $249,778,064  $39,599,243  $397,797,256   $ 64,177,183   $24,863,926
                                                         ============  ===========  ============   ============   ===========
Beginning units                                             3,034,634      489,826    10,203,791      3,311,085     1,444,594
Units issued                                                   67,750       10,189     1,521,458        314,800        47,986
Units redeemed                                               (452,647)     (74,031)   (1,804,473)      (587,802)     (287,571)
                                                         ------------  -----------  ------------   ------------   -----------
Ending units                                                2,649,737      425,984     9,920,776      3,038,083     1,205,009
                                                         ============  ===========  ============   ============   ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $         --  $        --  $         --   $  1,113,854   $   428,244
   Mortality and expense risk and administrative
     charges                                               (4,599,558)    (766,031)   (7,034,934)    (1,152,501)     (517,624)
                                                         ------------  -----------  ------------   ------------   -----------
   Net investment income (loss)                            (4,599,558)    (766,031)   (7,034,934)       (38,647)      (89,380)
   Net realized gain (loss)                                12,309,561    3,017,872    24,105,601        130,431        64,196
   Capital gain distribution from mutual funds             48,147,371    7,881,554    75,145,930        262,552       114,563
   Change in unrealized appreciation (depreciation)
     of investments                                       (34,795,025)  (6,735,850)  (61,872,795)    (1,060,351)     (445,044)
                                                         ------------  -----------  ------------   ------------   -----------
Increase (decrease) in net assets from operations          21,062,349    3,397,545    30,343,802       (706,015)     (355,665)
                                                         ------------  -----------  ------------   ------------   -----------
From contract transactions:
   Payments received from contract owners                   1,587,254      182,497    20,779,171        674,070        83,039
   Payments for contract benefits or terminations         (38,041,980)  (7,180,323)  (52,364,435)   (10,278,904)   (5,664,996)
   Transfers between sub-accounts (including fixed
     account), net                                         (3,578,039)  (1,480,361)  (16,503,461)      (588,033)     (978,921)
   Contract maintenance charges                              (118,641)     (82,459)   (2,455,454)       (42,530)      (72,914)
   Adjustments to net assets allocated to contracts in
     payout period                                             12,264       (1,308)       (1,356)        12,987         4,012
                                                         ------------  -----------  ------------   ------------   -----------
Increase (decrease) in net assets from contract
  transactions                                            (40,139,142)  (8,561,954)  (50,545,535)   (10,222,410)   (6,629,780)
                                                         ------------  -----------  ------------   ------------   -----------
Increase (decrease) in net assets                         (19,076,793)  (5,164,409)  (20,201,733)   (10,928,425)   (6,985,445)
Net assets at beginning of period                         303,798,648   50,614,579   447,124,602     80,943,079    36,871,794
                                                         ------------  -----------  ------------   ------------   -----------
Net assets at end of period                              $284,721,855  $45,450,170  $426,922,869   $ 70,014,654   $29,886,349
                                                         ============  ===========  ============   ============   ===========
Beginning units                                             3,471,675      582,777    10,550,598      3,791,180     1,761,628
Units issued                                                   97,065       11,632     1,865,842        217,280        58,089
Units redeemed                                               (534,106)    (104,583)   (2,212,649)      (697,375)     (375,123)
                                                         ------------  -----------  ------------   ------------   -----------
Ending units                                                3,034,634      489,826    10,203,791      3,311,085     1,444,594
                                                         ============  ===========  ============   ============   ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                   AST SA
                                                              AST                                                 BlackRock
                                                           Government                                            Multi-Asset
                                                          and Quality    AST Growth    AST Growth   AST Growth     Income
                                                         Bond Portfolio  Portfolio     Portfolio    Portfolio     Portfolio
                                                            Class 3       Class 1       Class 2      Class 3       Class 3
                                                         -------------- ------------  -----------  ------------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                              $  6,368,806  $    651,962  $   142,797  $    643,219  $   73,645
   Mortality and expense risk and administrative
     charges                                                (8,409,414)     (961,924)    (270,146)   (1,329,014)    (18,916)
                                                          ------------  ------------  -----------  ------------  ----------
   Net investment income (loss)                             (2,040,608)     (309,962)    (127,349)     (685,795)     54,729
   Net realized gain (loss)                                   (444,099)    2,513,919      680,330     3,077,335     (30,598)
   Capital gain distribution from mutual funds               3,708,572     4,395,727    1,173,442     5,963,604     201,577
   Change in unrealized appreciation (depreciation) of
     investments                                            (3,551,439)   (3,195,961)    (854,979)   (4,039,183)   (207,953)
                                                          ------------  ------------  -----------  ------------  ----------
Increase (decrease) in net assets from operations           (2,327,574)    3,403,723      871,444     4,315,961      17,755
                                                          ------------  ------------  -----------  ------------  ----------
From contract transactions:
   Payments received from contract owners                   27,982,296       191,718       28,549       583,001   2,926,943
   Payments for contract benefits or terminations          (60,304,386)   (7,129,380)  (2,062,959)   (9,684,596)   (155,268)
   Transfers between sub-accounts (including fixed
     account), net                                          53,560,073    (2,055,394)    (452,096)     (909,267)  1,260,991
   Contract maintenance charges                             (4,301,548)      (34,874)     (39,924)     (390,249)    (10,778)
   Adjustments to net assets allocated to contracts in
     payout period                                               3,697         1,559          167         3,130          --
                                                          ------------  ------------  -----------  ------------  ----------
Increase (decrease) in net assets from contract
  transactions                                              16,940,132    (9,026,371)  (2,526,263)  (10,397,981)  4,021,888
                                                          ------------  ------------  -----------  ------------  ----------
Increase (decrease) in net assets                           14,612,558    (5,622,648)  (1,654,819)   (6,082,020)  4,039,643
Net assets at beginning of period                          517,482,820    67,822,689   18,719,395    89,410,347     107,648
                                                          ------------  ------------  -----------  ------------  ----------
Net assets at end of period                               $532,095,378  $ 62,200,041  $17,064,576  $ 83,328,327  $4,147,291
                                                          ============  ============  ===========  ============  ==========
Beginning units                                             32,693,134     1,407,748      399,190     2,674,883       8,383
Units issued                                                10,935,132         9,243        5,657       191,626     410,962
Units redeemed                                              (8,770,430)     (196,501)     (59,918)     (470,369)    (52,042)
                                                          ------------  ------------  -----------  ------------  ----------
Ending units                                                34,857,836     1,220,490      344,929     2,396,140     367,303
                                                          ============  ============  ===========  ============  ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                              $  6,857,271  $    459,107  $    88,100  $    324,966  $      403
   Mortality and expense risk and administrative
     charges                                                (8,395,212)   (1,156,234)    (326,714)   (1,543,300)       (496)
                                                          ------------  ------------  -----------  ------------  ----------
   Net investment income (loss)                             (1,537,941)     (697,127)    (238,614)   (1,218,334)        (93)
   Net realized gain (loss)                                   (855,048)    4,566,113    1,529,713     6,182,924         (66)
   Capital gain distribution from mutual funds               1,947,023    10,185,387    2,751,848    13,159,117       8,444
   Change in unrealized appreciation (depreciation) of
     investments                                            (6,126,534)  (14,845,436)  (4,244,828)  (19,352,316)    (12,614)
                                                          ------------  ------------  -----------  ------------  ----------
Increase (decrease) in net assets from operations           (6,572,500)     (791,063)    (201,881)   (1,228,609)     (4,329)
                                                          ------------  ------------  -----------  ------------  ----------
From contract transactions:
   Payments received from contract owners                   19,256,578       406,826      138,004     1,845,213      85,644
   Payments for contract benefits or terminations          (66,062,558)   (9,619,920)  (3,751,548)  (13,604,668)         --
   Transfers between sub-accounts (including fixed
     account), net                                          18,571,691    (2,322,180)    (313,265)     (669,678)     26,333
   Contract maintenance charges                             (3,719,930)      (38,918)     (43,938)     (426,195)         --
   Adjustments to net assets allocated to contracts in
     payout period                                               1,445         8,846        1,135        (6,101)         --
                                                          ------------  ------------  -----------  ------------  ----------
Increase (decrease) in net assets from contract
  transactions                                             (31,952,774)  (11,565,346)  (3,969,612)  (12,861,429)    111,977
                                                          ------------  ------------  -----------  ------------  ----------
Increase (decrease) in net assets                          (38,525,274)  (12,356,409)  (4,171,493)  (14,090,038)    107,648
Net assets at beginning of period                          556,008,094    80,179,098   22,890,888   103,500,385          --
                                                          ------------  ------------  -----------  ------------  ----------
Net assets at end of period                               $517,482,820  $ 67,822,689  $18,719,395  $ 89,410,347  $  107,648
                                                          ============  ============  ===========  ============  ==========
Beginning units                                             33,515,084     1,641,387      480,301     2,865,165          --
Units issued                                                 6,957,348        17,974        8,794       296,921       8,394
Units redeemed                                              (7,779,298)     (251,613)     (89,905)     (487,203)        (11)
                                                          ------------  ------------  -----------  ------------  ----------
Ending units                                                32,693,134     1,407,748      399,190     2,674,883       8,383
                                                          ============  ============  ===========  ============  ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                           AST Natural  AST Natural   AST Natural  AST Strategic    BlackRock
                                                            Resources    Resources     Resources    Multi-Asset      Global
                                                            Portfolio    Portfolio     Portfolio     Portfolio   Allocation V.I.
                                                             Class 1      Class 2       Class 3       Class 3    Fund Class III
                                                          ------------  -----------  ------------  ------------- ---------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                              $    918,635  $   221,010  $  2,743,522    $     --      $   26,050
   Mortality and expense risk and administrative charges      (323,690)     (84,974)   (1,064,018)       (478)        (26,977)
                                                          ------------  -----------  ------------    --------      ----------
   Net investment income (loss)                                594,945      136,036     1,679,504        (478)           (927)
   Net realized gain (loss)                                 (3,950,301)  (1,159,566)  (14,870,019)         46         (14,467)
   Change in unrealized appreciation (depreciation) of
     investments                                             8,654,751    2,332,768    29,909,722       1,771          66,086
                                                          ------------  -----------  ------------    --------      ----------
Increase (decrease) in net assets from operations            5,299,395    1,309,238    16,719,207       1,339          50,692
                                                          ------------  -----------  ------------    --------      ----------
From contract transactions:
   Payments received from contract owners                       68,245       10,960     1,107,053     342,457          40,660
   Payments for contract benefits or terminations           (2,306,022)    (545,980)   (6,695,363)       (297)        (66,614)
   Transfers between sub-accounts (including fixed
     account), net                                            (502,640)    (529,912)   (7,817,521)     22,074          70,054
   Contract maintenance charges                                (17,061)     (17,678)     (438,972)         --             (91)
   Adjustments to net assets allocated to contracts in
     payout period                                              (2,099)        (275)        1,521          --              --
                                                          ------------  -----------  ------------    --------      ----------
Increase (decrease) in net assets from contract
  transactions                                              (2,759,577)  (1,082,885)  (13,843,282)    364,234          44,009
                                                          ------------  -----------  ------------    --------      ----------
Increase (decrease) in net assets                            2,539,818      226,353     2,875,925     365,573          94,701
Net assets at beginning of period                           20,531,857    5,118,355    66,749,200          --       2,036,288
                                                          ------------  -----------  ------------    --------      ----------
Net assets at end of period                               $ 23,071,675  $ 5,344,708  $ 69,625,125    $365,573      $2,130,989
                                                          ============  ===========  ============    ========      ==========
Beginning units                                                671,538      172,720     4,882,343          --         215,571
Units issued                                                    33,317        4,474       579,949      38,915          17,392
Units redeemed                                                (115,338)     (35,866)   (1,377,939)     (2,039)        (13,172)
                                                          ------------  -----------  ------------    --------      ----------
Ending units                                                   589,517      141,328     4,084,353      36,876         219,791
                                                          ============  ===========  ============    ========      ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                              $    395,043  $    82,900  $    881,585    $     --      $   14,459
   Mortality and expense risk and administrative charges      (403,000)    (106,993)   (1,211,652)         --          (5,924)
                                                          ------------  -----------  ------------    --------      ----------
   Net investment income (loss)                                 (7,957)     (24,093)     (330,067)         --           8,535
   Net realized gain (loss)                                 (4,771,296)  (1,402,260)  (12,956,137)         --          (1,750)
   Capital gain distribution from mutual funds                      --           --            --          --         106,931
   Change in unrealized appreciation (depreciation) of
     investments                                            (1,494,667)    (113,009)   (4,799,996)         --        (125,259)
                                                          ------------  -----------  ------------    --------      ----------
Increase (decrease) in net assets from operations           (6,273,920)  (1,539,362)  (18,086,200)         --         (11,543)
                                                          ------------  -----------  ------------    --------      ----------
From contract transactions:
   Payments received from contract owners                       72,388       33,159     1,949,456          --       2,034,836
   Payments for contract benefits or terminations           (3,149,729)  (1,089,919)   (9,305,271)         --          (1,914)
   Transfers between sub-accounts (including fixed
     account), net                                          (1,164,991)     (22,740)    5,694,537          --          14,909
   Contract maintenance charges                                (19,699)     (19,440)     (460,233)         --              --
   Adjustments to net assets allocated to contracts in
     payout period                                                (759)        (410)       (4,016)         --              --
                                                          ------------  -----------  ------------    --------      ----------
Increase (decrease) in net assets from contract
  transactions                                              (4,262,790)  (1,099,350)   (2,125,527)         --       2,047,831
                                                          ------------  -----------  ------------    --------      ----------
Increase (decrease) in net assets                          (10,536,710)  (2,638,712)  (20,211,727)         --       2,036,288
Net assets at beginning of period                           31,068,567    7,757,067    86,960,927          --              --
                                                          ------------  -----------  ------------    --------      ----------
Net assets at end of period                               $ 20,531,857  $ 5,118,355  $ 66,749,200    $     --      $2,036,288
                                                          ============  ===========  ============    ========      ==========
Beginning units                                                786,603      202,008     4,537,357          --              --
Units issued                                                    36,660       17,977     1,328,439          --         220,198
Units redeemed                                                (151,725)     (47,265)     (983,453)         --          (4,627)
                                                          ------------  -----------  ------------    --------      ----------
Ending units                                                   671,538      172,720     4,882,343          --         215,571
                                                          ============  ===========  ============    ========      ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                            BlackRock    BlackRock
                                                              BlackRock       BlackRock      iShares      iShares
                                                               iShares         iShares       Dynamic       Equity    Columbia VP
                                                             Alternative       Dynamic     Fixed Income Appreciation    Asset
                                                           Strategies V.I. Allocation V.I.  V.I. Fund    V.I. Fund    Allocation
                                                           Fund Class III  Fund Class III   Class III    Class III   Fund Class 1
                                                           --------------- --------------- ------------ ------------ ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                 $   25,328       $  6,481       $  1,946     $  2,117    $  16,979
   Mortality and expense risk and administrative charges        (10,003)        (3,833)          (969)      (1,418)     (11,488)
                                                             ----------       --------       --------     --------    ---------
   Net investment income (loss)                                  15,325          2,648            977          699        5,491
   Net realized gain (loss)                                      (2,182)          (199)             5         (480)      12,468
   Capital gain distribution from mutual funds                       --             --             --           --        8,561
   Change in unrealized appreciation (depreciation) of
     investments                                                 13,453         13,461         (1,531)       9,717        1,114
                                                             ----------       --------       --------     --------    ---------
Increase (decrease) in net assets from operations                26,596         15,910           (549)       9,936       27,634
                                                             ----------       --------       --------     --------    ---------
From contract transactions:
   Payments received from contract owners                        96,628          8,443         46,601       14,183           --
   Payments for contract benefits or terminations               (12,440)            --             --         (802)     (40,365)
   Transfers between sub-accounts (including fixed
     account), net                                              264,398         28,915         20,742       28,859       (9,752)
   Contract maintenance charges                                     (77)           (20)           (35)         (23)        (153)
                                                             ----------       --------       --------     --------    ---------
Increase (decrease) in net assets from contract
  transactions                                                  348,509         37,338         67,308       42,217      (50,270)
                                                             ----------       --------       --------     --------    ---------
Increase (decrease) in net assets                               375,105         53,248         66,759       52,153      (22,636)
Net assets at beginning of period                               630,027        288,623         49,112       91,274      771,994
                                                             ----------       --------       --------     --------    ---------
Net assets at end of period                                  $1,005,132       $341,871       $115,871     $143,427    $ 749,358
                                                             ==========       ========       ========     ========    =========
Beginning units                                                  64,714         30,466          5,033       10,067       48,225
Units issued                                                     38,759          3,931          6,721        5,347           56
Units redeemed                                                   (5,123)           (36)           (90)        (728)      (3,171)
                                                             ----------       --------       --------     --------    ---------
Ending units                                                     98,350         34,361         11,664       14,686       45,110
                                                             ==========       ========       ========     ========    =========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                 $   17,831       $  5,150       $    858     $  1,522    $  16,354
   Mortality and expense risk and administrative charges         (3,423)        (2,028)          (277)        (704)     (12,158)
                                                             ----------       --------       --------     --------    ---------
   Net investment income (loss)                                  14,408          3,122            581          818        4,196
   Net realized gain (loss)                                        (479)          (104)            (7)         (42)      17,499
   Capital gain distribution from mutual funds                       --             --             --           --       82,764
   Change in unrealized appreciation (depreciation) of
     investments                                                (33,463)       (20,826)        (1,476)     (11,085)    (107,290)
                                                             ----------       --------       --------     --------    ---------
Increase (decrease) in net assets from operations               (19,534)       (17,808)          (902)     (10,309)      (2,831)
                                                             ----------       --------       --------     --------    ---------
From contract transactions:
   Payments received from contract owners                       508,223        288,725         44,127       62,146           --
   Payments for contract benefits or terminations                (2,941)            --             --           --      (46,085)
   Transfers between sub-accounts (including fixed
     account), net                                              144,285         17,706          5,887       39,437       11,256
   Contract maintenance charges                                      (6)            --             --           --         (166)
                                                             ----------       --------       --------     --------    ---------
Increase (decrease) in net assets from contract
  transactions                                                  649,561        306,431         50,014      101,583      (34,995)
                                                             ----------       --------       --------     --------    ---------
Increase (decrease) in net assets                               630,027        288,623         49,112       91,274      (37,826)
Net assets at beginning of period                                    --             --             --           --      809,820
                                                             ----------       --------       --------     --------    ---------
Net assets at end of period                                  $  630,027       $288,623       $ 49,112     $ 91,274    $ 771,994
                                                             ==========       ========       ========     ========    =========
Beginning units                                                      --             --             --           --       50,356
Units issued                                                     67,997         30,519          5,116       10,067          705
Units redeemed                                                   (3,283)           (53)           (83)          --       (2,836)
                                                             ----------       --------       --------     --------    ---------
Ending units                                                     64,714         30,466          5,033       10,067       48,225
                                                             ==========       ========       ========     ========    =========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                             Columbia VP                             Columbia VP
                                                                Columbia VP    Emerging    Columbia VP  Columbia VP    Limited
                                                                  Dividend     Markets       Income      Large Cap    Duration
                                                                Opportunity      Bond     Opportunities Growth Fund  Credit Fund
                                                                Fund Class 1 Fund Class 2 Fund Class 1    Class 1      Class 2
                                                                ------------ ------------ ------------- -----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                     $       --     $   89     $ 1,361,652  $        --   $  5,794
   Mortality and expense risk and administrative charges            (28,491)       (25)       (216,831)    (260,476)    (1,163)
                                                                 ----------     ------     -----------  -----------   --------
   Net investment income (loss)                                     (28,491)        64       1,144,821     (260,476)     4,631
   Net realized gain (loss)                                         125,828         68        (550,855)     222,429     (2,201)
   Capital gain distribution from mutual funds                           --         --         568,113           --         --
   Change in unrealized appreciation (depreciation) of
     investments                                                    110,959        150         (38,629)   1,093,619      1,709
                                                                 ----------     ------     -----------  -----------   --------
Increase (decrease) in net assets from operations                   208,296        282       1,123,450    1,055,572      4,139
                                                                 ----------     ------     -----------  -----------   --------
From contract transactions:
   Payments received from contract owners                                --         --           1,368        7,736      1,400
   Payments for contract benefits or terminations                  (162,082)        --      (1,523,561)  (2,094,146)        --
   Transfers between sub-accounts (including fixed
     account), net                                                 (133,489)       (85)      1,183,564   24,522,751    (68,705)
   Contract maintenance charges                                      (3,174)        (2)        (59,997)     (56,321)        --
   Adjustments to net assets allocated to contracts in payout
     period                                                              --         --              --         (973)        --
                                                                 ----------     ------     -----------  -----------   --------
Increase (decrease) in net assets from contract transactions       (298,745)       (87)       (398,626)  22,379,047    (67,305)
                                                                 ----------     ------     -----------  -----------   --------
Increase (decrease) in net assets                                   (90,449)       195         724,824   23,434,619    (63,166)
Net assets at beginning of period                                 1,848,927      1,916      12,963,856           --     90,115
                                                                 ----------     ------     -----------  -----------   --------
Net assets at end of period                                      $1,758,478     $2,111     $13,688,680  $23,434,619   $ 26,949
                                                                 ==========     ======     ===========  ===========   ========
Beginning units                                                     122,000        206         577,730           --      9,468
Units issued                                                          1,963        245          94,801    5,779,756     11,830
Units redeemed                                                      (20,354)      (245)       (113,487)  (3,537,414)   (18,578)
                                                                 ----------     ------     -----------  -----------   --------
Ending units                                                        103,609        206         559,044    2,242,342      2,720
                                                                 ==========     ======     ===========  ===========   ========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                     $       --     $   --     $ 1,326,532  $        --   $     --
   Mortality and expense risk and administrative charges            (31,705)        (7)       (236,050)          --       (401)
                                                                 ----------     ------     -----------  -----------   --------
   Net investment income (loss)                                     (31,705)        (7)      1,090,482           --       (401)
   Net realized gain (loss)                                          98,423         --        (203,099)          --       (241)
   Capital gain distribution from mutual funds                           --         --         127,123           --         --
   Change in unrealized appreciation (depreciation) of
     investments                                                   (152,631)       (11)     (1,317,844)          --     (1,740)
                                                                 ----------     ------     -----------  -----------   --------
Increase (decrease) in net assets from operations                   (85,913)       (18)       (303,338)          --     (2,382)
                                                                 ----------     ------     -----------  -----------   --------
From contract transactions:
   Payments received from contract owners                             2,290      1,900          51,300           --    130,058
   Payments for contract benefits or terminations                  (228,194)        --      (2,075,052)          --         --
   Transfers between sub-accounts (including fixed
     account), net                                                  (21,831)        34        (535,650)          --    (37,561)
   Contract maintenance charges                                      (3,391)        --         (60,371)          --         --
   Adjustments to net assets allocated to contracts in payout
     period                                                              --         --              31           --         --
                                                                 ----------     ------     -----------  -----------   --------
Increase (decrease) in net assets from contract transactions       (251,126)     1,934      (2,619,742)          --     92,497
                                                                 ----------     ------     -----------  -----------   --------
Increase (decrease) in net assets                                  (337,039)     1,916      (2,923,080)          --     90,115
Net assets at beginning of period                                 2,185,966         --      15,886,936           --         --
                                                                 ----------     ------     -----------  -----------   --------
Net assets at end of period                                      $1,848,927     $1,916     $12,963,856  $        --   $ 90,115
                                                                 ==========     ======     ===========  ===========   ========
Beginning units                                                     138,166         --         689,685           --         --
Units issued                                                          4,572        206          29,702           --     14,106
Units redeemed                                                      (20,738)        --        (141,657)          --     (4,638)
                                                                 ----------     ------     -----------  -----------   --------
Ending units                                                        122,000        206         577,730           --      9,468
                                                                 ==========     ======     ===========  ===========   ========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                              Columbia VP                            Columbia VP
                                                                Loomis    Columbia VP   Columbia VP    Loomis      Columbia VP
                                                                Sayles     Large Cap     Large Cap     Sayles     International
                                                              Growth Fund Growth Fund   Growth Fund  Growth Fund  Opportunities
                                                                Class 1   II Class 1    III Class 1  II Class 1   Fund Class 2
                                                              ----------- -----------  ------------  -----------  -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $       --  $        --  $         --  $     4,314   $    10,564
   Mortality and expense risk and administrative charges         (17,697)      (4,773)     (130,667)      (8,277)       (6,729)
                                                              ----------  -----------  ------------  -----------   -----------
   Net investment income (loss)                                  (17,697)      (4,773)     (130,667)      (3,963)        3,835
   Net realized gain (loss)                                        5,960     (111,188)  (11,995,422)    (380,864)      134,146
   Capital gain distribution from mutual funds                        --      213,107     9,659,072      659,940            --
   Change in unrealized appreciation (depreciation) of
     investments                                                  81,146     (181,821)      502,028     (258,148)     (472,798)
                                                              ----------  -----------  ------------  -----------   -----------
Increase (decrease) in net assets from operations                 69,409      (84,675)   (1,964,989)      16,965      (334,817)
                                                              ----------  -----------  ------------  -----------   -----------
From contract transactions:
   Payments received from contract owners                            133           --         9,021           67            --
   Payments for contract benefits or terminations                (56,307)      (1,714)     (642,857)     (37,526)      (41,545)
   Transfers between sub-accounts (including fixed
     account), net                                             1,679,656     (930,066)  (24,022,573)  (1,683,794)   (1,071,207)
   Contract maintenance charges                                   (1,540)        (100)      (29,316)        (706)         (702)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --           --         1,070           --            --
                                                              ----------  -----------  ------------  -----------   -----------
Increase (decrease) in net assets from contract transactions   1,621,942     (931,880)  (24,684,655)  (1,721,959)   (1,113,454)
                                                              ----------  -----------  ------------  -----------   -----------
Increase (decrease) in net assets                              1,691,351   (1,016,555)  (26,649,644)  (1,704,994)   (1,448,271)
Net assets at beginning of period                                     --    1,016,555    26,649,644    1,704,994     1,448,271
                                                              ----------  -----------  ------------  -----------   -----------
Net assets at end of period                                   $1,691,351  $        --  $         --  $        --   $        --
                                                              ==========  ===========  ============  ===========   ===========
Beginning units                                                       --       46,711     1,465,113      102,511        78,454
Units issued                                                     337,514          517        14,275          201         1,849
Units redeemed                                                  (175,545)     (47,228)   (1,479,388)    (102,712)      (80,303)
                                                              ----------  -----------  ------------  -----------   -----------
Ending units                                                     161,969           --            --           --            --
                                                              ==========  ===========  ============  ===========   ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $       --  $        --  $     45,512  $     2,021   $     4,533
   Mortality and expense risk and administrative charges              --      (17,701)     (478,067)     (30,504)      (25,837)
                                                              ----------  -----------  ------------  -----------   -----------
   Net investment income (loss)                                       --      (17,701)     (432,555)     (28,483)      (21,304)
   Net realized gain (loss)                                           --       37,073       496,605      157,279        72,144
   Capital gain distribution from mutual funds                        --      207,284     4,348,821      231,854            --
   Change in unrealized appreciation (depreciation) of
     investments                                                      --     (225,815)   (4,077,398)    (342,610)      (63,412)
                                                              ----------  -----------  ------------  -----------   -----------
Increase (decrease) in net assets from operations                     --          841       335,473       18,040       (12,572)
                                                              ----------  -----------  ------------  -----------   -----------
From contract transactions:
   Payments received from contract owners                             --           --       240,163        3,812         2,519
   Payments for contract benefits or terminations                     --     (108,715)   (3,872,353)    (349,355)     (245,821)
   Transfers between sub-accounts (including fixed
     account), net                                                    --       (1,831)   (1,117,154)     (74,029)      (67,916)
   Contract maintenance charges                                       --         (877)      (99,145)      (2,724)       (2,947)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --           --            (1)          --            --
                                                              ----------  -----------  ------------  -----------   -----------
Increase (decrease) in net assets from contract transactions          --     (111,423)   (4,848,490)    (422,296)     (314,165)
                                                              ----------  -----------  ------------  -----------   -----------
Increase (decrease) in net assets                                     --     (110,582)   (4,513,017)    (404,256)     (326,737)
Net assets at beginning of period                                     --    1,127,137    31,162,661    2,109,250     1,775,008
                                                              ----------  -----------  ------------  -----------   -----------
Net assets at end of period                                   $       --  $ 1,016,555  $ 26,649,644  $ 1,704,994   $ 1,448,271
                                                              ==========  ===========  ============  ===========   ===========
Beginning units                                                       --       51,756     1,730,581      127,401        94,610
Units issued                                                          --          329        56,699        1,211         2,557
Units redeemed                                                        --       (5,374)     (322,167)     (26,101)      (18,713)
                                                              ----------  -----------  ------------  -----------   -----------
Ending units                                                          --       46,711     1,465,113      102,511        78,454
                                                              ==========  ===========  ============  ===========   ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                         FTVIP
                                                              Columbia VP   Columbia VP  Columbia VP    Franklin
                                                                Mid Cap       Select        Small       Founding       FTVIP
                                                                 Growth    International   Company       Funds        Franklin
                                                              Opportunity     Equity     Growth Fund Allocation VIP  Income VIP
                                                              Fund Class 1    Class 2      Class 1    Fund Class 2  Fund Class 2
                                                              ------------ ------------- ----------- -------------- ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $     --    $   14,221    $      --   $ 1,817,755   $  6,822,816
   Mortality and expense risk and administrative charges          (6,571)      (13,357)     (10,782)     (715,481)    (2,093,466)
                                                                --------    ----------    ---------   -----------   ------------
   Net investment income (loss)                                   (6,571)          864      (10,782)    1,102,274      4,729,350
   Net realized gain (loss)                                       19,825       (21,362)      47,084    (1,026,838)      (227,762)
   Capital gain distribution from mutual funds                        --            --      140,124     1,538,723             --
   Change in unrealized appreciation (depreciation) of
     investments                                                 (10,590)      (16,582)    (102,660)    3,373,971     11,464,811
                                                                --------    ----------    ---------   -----------   ------------
Increase (decrease) in net assets from operations                  2,664       (37,080)      73,766     4,988,130     15,966,399
                                                                --------    ----------    ---------   -----------   ------------
From contract transactions:
   Payments received from contract owners                             --            --           --       666,518      3,206,770
   Payments for contract benefits or terminations                (41,137)      (72,879)     (57,998)   (4,367,386)   (12,927,714)
   Transfers between sub-accounts (including fixed
     account), net                                               (42,004)    1,386,944      (56,622)   (2,562,733)      (455,332)
   Contract maintenance charges                                     (120)       (1,676)        (438)     (360,116)      (934,806)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --            --           --            --          1,046
                                                                --------    ----------    ---------   -----------   ------------
Increase (decrease) in net assets from contract transactions     (83,261)    1,312,389     (115,058)   (6,623,717)   (11,110,036)
                                                                --------    ----------    ---------   -----------   ------------
Increase (decrease) in net assets                                (80,597)    1,275,309      (41,292)   (1,635,587)     4,856,363
Net assets at beginning of period                                443,287            --      718,921    48,202,007    140,075,957
                                                                --------    ----------    ---------   -----------   ------------
Net assets at end of period                                     $362,690    $1,275,309    $ 677,629   $46,566,420   $144,932,320
                                                                ========    ==========    =========   ===========   ============
Beginning units                                                   26,926            --       43,151     4,171,986     11,333,252
Units issued                                                         673       285,277          390       262,978      1,323,697
Units redeemed                                                    (5,949)     (153,881)      (6,945)     (819,294)    (2,214,106)
                                                                --------    ----------    ---------   -----------   ------------
Ending units                                                      21,650       131,396       36,596     3,615,670     10,442,843
                                                                ========    ==========    =========   ===========   ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                                    $     --    $       --    $      --   $ 1,584,393   $  7,198,499
   Mortality and expense risk and administrative charges          (7,393)           --      (13,821)     (840,149)    (2,368,751)
                                                                --------    ----------    ---------   -----------   ------------
   Net investment income (loss)                                   (7,393)           --      (13,821)      744,244      4,829,748
   Net realized gain (loss)                                       19,845            --      113,984       189,431      1,756,222
   Capital gain distribution from mutual funds                        --            --       42,836        86,635             --
   Change in unrealized appreciation (depreciation) of
     investments                                                   6,576            --     (108,143)   (5,049,346)   (19,786,428)
                                                                --------    ----------    ---------   -----------   ------------
Increase (decrease) in net assets from operations                 19,028            --       34,856    (4,029,036)   (13,200,458)
                                                                --------    ----------    ---------   -----------   ------------
From contract transactions:
   Payments received from contract owners                             --            --          458     2,458,096      8,192,204
   Payments for contract benefits or terminations                (28,469)           --     (213,945)   (5,502,721)   (13,014,284)
   Transfers between sub-accounts (including fixed
     account), net                                                (9,780)           --      (29,110)   (1,198,774)    (6,135,091)
   Contract maintenance charges                                     (126)           --         (610)     (375,638)      (968,352)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --            --           --            --           (931)
                                                                --------    ----------    ---------   -----------   ------------
Increase (decrease) in net assets from contract transactions     (38,375)           --     (243,207)   (4,619,037)   (11,926,454)
                                                                --------    ----------    ---------   -----------   ------------
Increase (decrease) in net assets                                (19,347)           --     (208,351)   (8,648,073)   (25,126,912)
Net assets at beginning of period                                462,634            --      927,272    56,850,080    165,202,869
                                                                --------    ----------    ---------   -----------   ------------
Net assets at end of period                                     $443,287    $       --    $ 718,921   $48,202,007   $140,075,957
                                                                ========    ==========    =========   ===========   ============
Beginning units                                                   29,229            --       56,831     4,543,641     12,250,257
Units issued                                                       1,665            --        1,217       617,081      1,656,562
Units redeemed                                                    (3,968)           --      (14,897)     (988,736)    (2,573,567)
                                                                --------    ----------    ---------   -----------   ------------
Ending units                                                      26,926            --       43,151     4,171,986     11,333,252
                                                                ========    ==========    =========   ===========   ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                FTVIP      Goldman      Goldman        Goldman
                                                              Franklin    Sachs VIT    Sachs VIT      Sachs VIT      Goldman
                                                              Strategic Global Trends  Government   Multi-Strategy  Sachs VIT
                                                               Income    Allocation   Money Market   Alternatives   Strategic
                                                              VIP Fund  Fund Service  Fund Service  Portfolio Adv  Income Fund
                                                               Class 2      Class        Class          Class       Adv Class
                                                              --------- ------------- ------------  -------------- -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $ 20,838     $   102    $     13,096     $  5,366     $  3,777
   Mortality and expense risk and administrative charges        (7,535)       (439)       (289,229)      (7,390)      (2,179)
                                                              --------     -------    ------------     --------     --------
   Net investment income (loss)                                 13,303        (337)       (276,133)      (2,024)       1,598
   Net realized gain (loss)                                     (3,100)       (426)             --       (4,828)        (652)
   Change in unrealized appreciation (depreciation) of
     investments                                                29,347       1,831              (6)       3,541       (1,650)
                                                              --------     -------    ------------     --------     --------
Increase (decrease) in net assets from operations               39,550       1,068        (276,139)      (3,311)        (704)
                                                              --------     -------    ------------     --------     --------
From contract transactions:
   Payments received from contract owners                       36,362          --      47,299,295       66,222           --
   Payments for contract benefits or terminations              (19,538)     (4,796)    (10,674,884)     (30,301)     (14,204)
   Transfers between sub-accounts (including fixed
     account), net                                              32,177       2,616      19,254,795      252,539       38,583
   Contract maintenance charges                                    (56)         --        (179,937)         (52)          (5)
                                                              --------     -------    ------------     --------     --------
Increase (decrease) in net assets from contract transactions    48,945      (2,180)     55,699,269      288,408       24,374
                                                              --------     -------    ------------     --------     --------
Increase (decrease) in net assets                               88,495      (1,112)     55,423,130      285,097       23,670
Net assets at beginning of period                              541,942      39,641              --      495,129      179,962
                                                              --------     -------    ------------     --------     --------
Net assets at end of period                                   $630,437     $38,529    $ 55,423,130     $780,226     $203,632
                                                              ========     =======    ============     ========     ========
Beginning units                                                 58,383       4,209              --       53,719       18,829
Units issued                                                     9,165         270      12,937,882       36,710        4,014
Units redeemed                                                  (3,886)       (542)     (7,343,507)      (5,079)      (1,534)
                                                              --------     -------    ------------     --------     --------
Ending units                                                    63,662       3,937       5,594,375       85,350       21,309
                                                              ========     =======    ============     ========     ========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $ 17,321     $    35    $         --     $  8,969     $  1,727
   Mortality and expense risk and administrative charges        (3,604)        (71)             --       (2,445)        (318)
                                                              --------     -------    ------------     --------     --------
   Net investment income (loss)                                 13,717         (36)             --        6,524        1,409
   Net realized gain (loss)                                       (718)        (14)             --          (10)         (19)
   Capital gain distribution from mutual funds                   4,600         873              --          712           --
   Change in unrealized appreciation (depreciation) of
     investments                                               (40,353)     (1,425)             --      (25,554)      (2,989)
                                                              --------     -------    ------------     --------     --------
Increase (decrease) in net assets from operations              (22,754)       (602)             --      (18,328)      (1,599)
                                                              --------     -------    ------------     --------     --------
From contract transactions:
   Payments received from contract owners                      311,128      40,639              --      377,596      168,196
   Payments for contract benefits or terminations                 (374)         --              --       (2,933)          --
   Transfers between sub-accounts (including fixed
     account), net                                             243,546        (396)             --      138,800       13,365
   Contract maintenance charges                                     (7)         --              --           (6)          --
                                                              --------     -------    ------------     --------     --------
Increase (decrease) in net assets from contract transactions   554,293      40,243              --      513,457      181,561
                                                              --------     -------    ------------     --------     --------
Increase (decrease) in net assets                              531,539      39,641              --      495,129      179,962
Net assets at beginning of period                               10,403          --              --           --           --
                                                              --------     -------    ------------     --------     --------
Net assets at end of period                                   $541,942     $39,641    $         --     $495,129     $179,962
                                                              ========     =======    ============     ========     ========
Beginning units                                                  1,059          --              --           --           --
Units issued                                                    57,747       4,252              --       57,074       18,868
Units redeemed                                                    (423)        (43)             --       (3,355)         (39)
                                                              --------     -------    ------------     --------     --------
Ending units                                                    58,383       4,209              --       53,719       18,829
                                                              ========     =======    ============     ========     ========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                     Invesco V.I.
                                                      Invesco V.I.    Balanced-                    Invesco V.I.
                                                        American         Risk       Invesco V.I.    Growth and   Ivy VIP Asset
                                                       Franchise      Allocation      Comstock     Income Fund     Strategy
                                                     Fund Series II Fund Series II Fund Series II   Series II       Class A
                                                     -------------- -------------- -------------- -------------  -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                          $        --      $    613     $  4,075,137  $   3,925,393    $  1,558
   Mortality and expense risk and administrative
     charges                                             (262,984)       (3,581)      (4,755,983)    (6,842,621)     (3,278)
                                                      -----------      --------     ------------  -------------    --------
   Net investment income (loss)                          (262,984)       (2,968)        (680,846)    (2,917,228)     (1,720)
   Net realized gain (loss)                             1,473,280        (1,473)      23,468,692     11,531,380     (20,356)
   Capital gain distribution from mutual funds          1,569,179            --       24,498,328     41,536,787          --
   Change in unrealized appreciation (depreciation)
     of investments                                    (2,691,178)       30,698       (2,796,659)    22,762,703      11,156
                                                      -----------      --------     ------------  -------------    --------
Increase (decrease) in net assets from operations          88,297        26,257       44,489,515     72,913,642     (10,920)
                                                      -----------      --------     ------------  -------------    --------
From contract transactions:
   Payments received from contract owners                 433,802        78,858        8,150,112      8,861,758      91,736
   Payments for contract benefits or terminations      (1,782,075)       (4,792)     (29,134,102)   (43,690,190)    (17,876)
   Transfers between sub-accounts (including fixed
     account), net                                        364,364        41,721      (22,042,847)   (36,041,692)    (22,257)
   Contract maintenance charges                           (71,251)          (36)      (2,152,145)    (3,150,009)         (7)
   Adjustments to net assets allocated to contracts
     in payout period                                      (1,890)           --           (4,247)        (6,951)         --
                                                      -----------      --------     ------------  -------------    --------
Increase (decrease) in net assets from contract
  transactions                                         (1,057,050)      115,751      (45,183,229)   (74,027,084)     51,596
                                                      -----------      --------     ------------  -------------    --------
Increase (decrease) in net assets                        (968,753)      142,008         (693,714)    (1,113,442)     40,676
Net assets at beginning of period                      17,915,130       233,043      318,911,495    453,812,224     289,994
                                                      -----------      --------     ------------  -------------    --------
Net assets at end of period                           $16,946,377      $375,051     $318,217,781  $ 452,698,782    $330,670
                                                      ===========      ========     ============  =============    ========
Beginning units                                         1,044,100        24,709       19,495,530     25,455,167      32,456
Units issued                                              142,706        12,698        1,340,204      1,634,979      13,177
Units redeemed                                           (209,073)       (1,318)      (3,856,526)    (5,311,377)     (7,059)
                                                      -----------      --------     ------------  -------------    --------
Ending units                                              977,733        36,089       16,979,208     21,778,769      38,574
                                                      ===========      ========     ============  =============    ========
For the Year Ended December 31, 2015
From operations:
   Dividends                                          $        --      $  3,176     $  5,694,289  $  12,467,123    $    303
   Mortality and expense risk and administrative
     charges                                             (290,694)         (701)      (5,412,609)    (7,718,537)     (1,721)
                                                      -----------      --------     ------------  -------------    --------
   Net investment income (loss)                          (290,694)        2,475          281,680      4,748,586      (1,418)
   Net realized gain (loss)                             2,173,728          (179)      22,721,492     21,487,005      (1,486)
   Capital gain distribution from mutual funds            100,915         7,159          940,407     72,948,927      14,550
   Change in unrealized appreciation (depreciation)
     of investments                                    (1,416,289)      (16,098)     (50,099,034)  (121,845,579)    (35,194)
                                                      -----------      --------     ------------  -------------    --------
Increase (decrease) in net assets from operations         567,660        (6,643)     (26,155,455)   (22,661,061)    (23,548)
                                                      -----------      --------     ------------  -------------    --------
From contract transactions:
   Payments received from contract owners                 892,766       231,664        8,239,378      8,272,025     259,943
   Payments for contract benefits or terminations      (2,175,138)           --      (37,333,204)   (53,360,918)     (1,732)
   Transfers between sub-accounts (including fixed
     account), net                                     (1,190,344)        8,022        7,464,324        950,946      45,021
   Contract maintenance charges                           (71,385)           --       (2,181,907)    (3,208,825)         (7)
   Adjustments to net assets allocated to contracts
     in payout period                                      (1,928)           --            3,281          3,671          --
                                                      -----------      --------     ------------  -------------    --------
Increase (decrease) in net assets from contract
  transactions                                         (2,546,029)      239,686      (23,808,128)   (47,343,101)    303,225
                                                      -----------      --------     ------------  -------------    --------
Increase (decrease) in net assets                      (1,978,369)      233,043      (49,963,583)   (70,004,162)    279,677
Net assets at beginning of period                      19,893,499            --      368,875,078    523,816,386      10,317
                                                      -----------      --------     ------------  -------------    --------
Net assets at end of period                           $17,915,130      $233,043     $318,911,495  $ 453,812,224    $289,994
                                                      ===========      ========     ============  =============    ========
Beginning units                                         1,196,992            --       20,591,968     27,664,310       1,077
Units issued                                              146,394        24,761        2,282,216      2,333,303      32,067
Units redeemed                                           (299,286)          (52)      (3,378,654)    (4,542,446)       (688)
                                                      -----------      --------     ------------  -------------    --------
Ending units                                            1,044,100        24,709       19,495,530     25,455,167      32,456
                                                      ===========      ========     ============  =============    ========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                            Lord Abbett
                                                                Lord Abbett    Fund      Lord Abbett  Lord Abbett  Lord Abbett
                                                                 Fund Bond  Fundamental  Fund Growth  Fund Mid Cap Fund Short
                                                                 Debenture    Equity     and Income      Stock      Duration
                                                                 Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                                                                 Class VC    Class VC     Class VC      Class VC    Class VC
                                                                ----------- ----------- ------------  ------------ -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                     $ 44,828    $  2,159   $  2,927,707  $    91,216   $  20,984
   Mortality and expense risk and administrative charges           (8,006)     (1,957)    (3,130,366)    (284,318)    (10,060)
                                                                 --------    --------   ------------  -----------   ---------
   Net investment income (loss)                                    36,822         202       (202,659)    (193,102)     10,924
   Net realized gain (loss)                                        (4,312)       (848)    13,287,380    1,004,680      (9,723)
   Capital gain distribution from mutual funds                         --       3,505      2,686,053    1,040,475          --
   Change in unrealized appreciation (depreciation) of
     investments                                                   28,070      22,233     12,894,539      673,019      16,510
                                                                 --------    --------   ------------  -----------   ---------
Increase (decrease) in net assets from operations                  60,580      25,092     28,665,313    2,525,072      17,711
                                                                 --------    --------   ------------  -----------   ---------
From contract transactions:
   Payments received from contract owners                         483,232          --      1,375,108       62,813      62,347
   Payments for contract benefits or terminations                 (21,999)     (1,018)   (20,735,758)  (2,464,715)    (32,333)
   Transfers between sub-accounts (including fixed
     account), net                                                 41,769     (13,053)   (13,342,204)    (149,312)   (119,065)
   Contract maintenance charges                                       (28)         (5)    (1,408,472)     (13,713)        (90)
   Adjustments to net assets allocated to contracts in payout
     period                                                            --          --           (758)        (218)         --
                                                                 --------    --------   ------------  -----------   ---------
Increase (decrease) in net assets from contract transactions      502,974     (14,076)   (34,112,084)  (2,565,145)    (89,141)
                                                                 --------    --------   ------------  -----------   ---------
Increase (decrease) in net assets                                 563,554      11,016     (5,446,771)     (40,073)    (71,430)
Net assets at beginning of period                                 436,149     170,492    206,593,937   19,055,021     903,381
                                                                 --------    --------   ------------  -----------   ---------
Net assets at end of period                                      $999,703    $181,508   $201,147,166  $19,014,948   $ 831,951
                                                                 ========    ========   ============  ===========   =========
Beginning units                                                    45,171      17,254     13,843,406      975,144      91,371
Units issued                                                       60,344         523        446,368       27,045      37,585
Units redeemed                                                    (12,450)     (1,731)    (2,566,802)    (153,417)    (46,549)
                                                                 --------    --------   ------------  -----------   ---------
Ending units                                                       93,065      16,046     11,722,972      848,772      82,407
                                                                 ========    ========   ============  ===========   =========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                     $ 17,917    $  2,035   $  2,645,396  $   116,614   $  21,194
   Mortality and expense risk and administrative charges           (1,430)       (467)    (3,546,877)    (329,029)     (2,592)
                                                                 --------    --------   ------------  -----------   ---------
   Net investment income (loss)                                    16,487       1,568       (901,481)    (212,415)     18,602
   Net realized gain (loss)                                          (648)        (26)    13,653,821    1,257,947        (154)
   Capital gain distribution from mutual funds                        554      10,718     11,324,388    1,201,120          --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (30,475)    (18,231)   (33,787,038)  (3,294,177)    (25,843)
                                                                 --------    --------   ------------  -----------   ---------
Increase (decrease) in net assets from operations                 (14,082)     (5,971)    (9,710,310)  (1,047,525)     (7,395)
                                                                 --------    --------   ------------  -----------   ---------
From contract transactions:
   Payments received from contract owners                         322,255     171,927      2,294,055       36,660     509,320
   Payments for contract benefits or terminations                      --        (122)   (24,683,000)  (2,680,483)     (3,529)
   Transfers between sub-accounts (including fixed
     account), net                                                127,976       4,658     (2,765,249)    (276,088)    404,985
   Contract maintenance charges                                        --          --     (1,441,610)     (14,641)         --
   Adjustments to net assets allocated to contracts in payout
     period                                                            --          --         (2,533)          45          --
                                                                 --------    --------   ------------  -----------   ---------
Increase (decrease) in net assets from contract transactions      450,231     176,463    (26,598,337)  (2,934,507)    910,776
                                                                 --------    --------   ------------  -----------   ---------
Increase (decrease) in net assets                                 436,149     170,492    (36,308,647)  (3,982,032)    903,381
Net assets at beginning of period                                      --          --    242,902,584   23,037,053          --
                                                                 --------    --------   ------------  -----------   ---------
Net assets at end of period                                      $436,149    $170,492   $206,593,937  $19,055,021   $ 903,381
                                                                 ========    ========   ============  ===========   =========
Beginning units                                                        --          --     15,464,822    1,116,823          --
Units issued                                                       47,250      17,272        952,727       17,736     100,029
Units redeemed                                                     (2,079)        (18)    (2,574,143)    (159,415)     (8,658)
                                                                 --------    --------   ------------  -----------   ---------
Ending units                                                       45,171      17,254     13,843,406      975,144      91,371
                                                                 ========    ========   ============  ===========   =========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                       Neuberger
                                                      Berman AMT
                                                       Absolute                    PIMCO VIT     PIMCO VIT     Principal
                                                     Return Multi-   PIMCO VIT     Emerging    Unconstrained  Diversified
                                                        Manager      All Asset   Markets Bond      Bond      International
                                                      Fund Port S  Portfolio Adv Portfolio Adv Portfolio Adv    Account
                                                         Class         Class         Class         Class        Class 1
                                                     ------------- ------------- ------------- ------------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                           $     --      $    639      $  3,468      $  9,674     $   18,462
   Mortality and expense risk and administrative
     charges                                             (7,438)         (132)         (823)       (7,543)       (12,118)
                                                       --------      --------      --------      --------     ----------
   Net investment income (loss)                          (7,438)          507         2,645         2,131          6,344
   Net realized gain (loss)                              (2,512)       (2,216)         (865)       (2,392)          (466)
   Capital gain distribution from mutual funds            3,809            --            --            --             --
   Change in unrealized appreciation (depreciation)
     of investments                                      (2,289)        2,659        (1,422)       23,942        (21,119)
                                                       --------      --------      --------      --------     ----------
Increase (decrease) in net assets from operations        (8,430)          950           358        23,681        (15,241)
                                                       --------      --------      --------      --------     ----------
From contract transactions:
   Payments received from contract owners                59,972        31,705       100,853       115,061             --
   Payments for contract benefits or terminations       (10,897)           --        (4,332)      (38,034)      (175,569)
   Transfers between sub-accounts (including fixed
     account), net                                      273,259       (10,463)       (5,351)      275,630        (24,210)
   Contract maintenance charges                             (56)           --            (8)          (79)        (1,625)
   Adjustments to net assets allocated to contracts
     in payout period                                        --            --            --            --              3
                                                       --------      --------      --------      --------     ----------
Increase (decrease) in net assets from contract
  transactions                                          322,278        21,242        91,162       352,578       (201,401)
                                                       --------      --------      --------      --------     ----------
Increase (decrease) in net assets                       313,848        22,192        91,520       376,259       (216,642)
Net assets at beginning of period                       477,375        18,142        41,143       361,075        984,213
                                                       --------      --------      --------      --------     ----------
Net assets at end of period                            $791,223      $ 40,334      $132,663      $737,334     $  767,571
                                                       ========      ========      ========      ========     ==========
Beginning units                                          51,274         2,077         4,344        37,305        132,854
Units issued                                             37,571         3,966        10,462        44,556            975
Units redeemed                                           (2,287)       (1,902)       (2,080)       (8,164)       (28,953)
                                                       --------      --------      --------      --------     ----------
Ending units                                             86,558         4,141        12,726        73,697        104,876
                                                       ========      ========      ========      ========     ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                           $     --      $    577      $  1,267      $  8,630     $   27,655
   Mortality and expense risk and administrative
     charges                                             (2,595)         (115)         (317)       (1,700)       (15,781)
                                                       --------      --------      --------      --------     ----------
   Net investment income (loss)                          (2,595)          462           950         6,930         11,874
   Net realized gain (loss)                                 117            (7)          (36)       (2,418)        11,893
   Capital gain distribution from mutual funds            3,674            --           219            87             --
   Change in unrealized appreciation (depreciation)
     of investments                                     (26,092)       (2,310)       (3,969)      (11,674)       (40,914)
                                                       --------      --------      --------      --------     ----------
Increase (decrease) in net assets from operations       (24,896)       (1,855)       (2,836)       (7,075)       (17,147)
                                                       --------      --------      --------      --------     ----------
From contract transactions:
   Payments received from contract owners               367,603        19,766        43,094       319,584             --
   Payments for contract benefits or terminations        (2,923)           --          (370)      (25,347)      (168,164)
   Transfers between sub-accounts (including fixed
     account), net                                      137,597           231         1,255        73,917         14,952
   Contract maintenance charges                              (6)           --            --            (4)        (2,248)
   Adjustments to net assets allocated to contracts
     in payout period                                        --            --            --            --              6
                                                       --------      --------      --------      --------     ----------
Increase (decrease) in net assets from contract
  transactions                                          502,271        19,997        43,979       368,150       (155,454)
                                                       --------      --------      --------      --------     ----------
Increase (decrease) in net assets                       477,375        18,142        41,143       361,075       (172,601)
Net assets at beginning of period                            --            --            --            --      1,156,814
                                                       --------      --------      --------      --------     ----------
Net assets at end of period                            $477,375      $ 18,142      $ 41,143      $361,075     $  984,213
                                                       ========      ========      ========      ========     ==========
Beginning units                                              --            --            --            --        153,238
Units issued                                             54,418         2,077         4,385        45,782         20,827
Units redeemed                                           (3,144)           --           (41)       (8,477)       (41,211)
                                                       --------      --------      --------      --------     ----------
Ending units                                             51,274         2,077         4,344        37,305        132,854
                                                       ========      ========      ========      ========     ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                Principal    Principal
                                                       Principal                                Government   Government
                                                      Diversified    Principal     Principal      & High       & High
                                                     International Equity Income Equity Income Quality Bond Quality Bond
                                                        Account       Account       Account      Account      Account
                                                        Class 2       Class 1       Class 2      Class 1      Class 2
                                                     ------------- ------------- ------------- ------------ ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                           $  7,600     $   363,947   $   212,563   $   98,295    $ 29,883
   Mortality and expense risk and administrative
     charges                                             (5,886)       (196,822)     (135,354)     (43,585)    (15,948)
                                                       --------     -----------   -----------   ----------    --------
   Net investment income (loss)                           1,714         167,125        77,209       54,710      13,935
   Net realized gain (loss)                               4,344         601,940       444,177        6,904       3,893
   Capital gain distribution from mutual funds               --         667,847       431,330          482         153
   Change in unrealized appreciation (depreciation)
     of investments                                     (11,960)        315,287       132,576      (47,268)    (18,566)
                                                       --------     -----------   -----------   ----------    --------
Increase (decrease) in net assets from operations        (5,902)      1,752,199     1,085,292       14,828        (585)
                                                       --------     -----------   -----------   ----------    --------
From contract transactions:
   Payments received from contract owners                    --             756        60,846          450       9,298
   Payments for contract benefits or terminations       (10,666)     (1,486,667)     (898,258)    (670,834)    (73,378)
   Transfers between sub-accounts (including fixed
     account), net                                       (2,202)       (487,246)     (507,759)     272,743     141,213
   Contract maintenance charges                            (157)        (22,876)      (19,809)      (1,760)       (489)
   Adjustments to net assets allocated to contracts
     in payout period                                        --             162            --          165          --
                                                       --------     -----------   -----------   ----------    --------
Increase (decrease) in net assets from contract
  transactions                                          (13,025)     (1,995,871)   (1,364,980)    (399,236)     76,644
                                                       --------     -----------   -----------   ----------    --------
Increase (decrease) in net assets                       (18,927)       (243,672)     (279,688)    (384,408)     76,059
Net assets at beginning of period                       381,698      13,742,463     8,705,414    2,956,911     792,918
                                                       --------     -----------   -----------   ----------    --------
Net assets at end of period                            $362,771     $13,498,791   $ 8,425,726   $2,572,503    $868,977
                                                       ========     ===========   ===========   ==========    ========
Beginning units                                          54,686         938,574       634,532      349,519      98,474
Units issued                                              1,170          13,964         5,722       35,296      51,104
Units redeemed                                           (3,071)       (143,555)      (99,456)     (81,061)    (41,647)
                                                       --------     -----------   -----------   ----------    --------
Ending units                                             52,785         808,983       540,798      303,754     107,931
                                                       ========     ===========   ===========   ==========    ========
For the Year Ended December 31, 2015
From operations:
   Dividends                                           $  9,071     $   371,456   $   210,484   $   99,363    $ 26,173
   Mortality and expense risk and administrative
     charges                                             (6,799)       (228,084)     (153,871)     (46,423)    (13,293)
                                                       --------     -----------   -----------   ----------    --------
   Net investment income (loss)                           2,272         143,372        56,613       52,940      12,880
   Net realized gain (loss)                              16,248         757,918       531,518        1,380         589
   Capital gain distribution from mutual funds               --              --            --        4,021       1,100
   Change in unrealized appreciation (depreciation)
     of investments                                     (23,639)     (1,712,771)   (1,118,318)     (80,271)    (21,876)
                                                       --------     -----------   -----------   ----------    --------
Increase (decrease) in net assets from operations        (5,119)       (811,481)     (530,187)     (21,930)     (7,307)
                                                       --------     -----------   -----------   ----------    --------
From contract transactions:
   Payments received from contract owners                    --           4,333       118,000       14,781          --
   Payments for contract benefits or terminations        (2,622)     (2,459,944)   (1,261,169)    (200,583)    (38,263)
   Transfers between sub-accounts (including fixed
     account), net                                      (46,329)        (62,778)     (151,651)      66,921     (15,380)
   Contract maintenance charges                            (274)        (30,792)      (22,204)      (2,124)       (489)
   Adjustments to net assets allocated to contracts
     in payout period                                        --             161            --           48          --
                                                       --------     -----------   -----------   ----------    --------
Increase (decrease) in net assets from contract
  transactions                                          (49,225)     (2,549,020)   (1,317,024)    (120,957)    (54,132)
                                                       --------     -----------   -----------   ----------    --------
Increase (decrease) in net assets                       (54,344)     (3,360,501)   (1,847,211)    (142,887)    (61,439)
Net assets at beginning of period                       436,042      17,102,964    10,552,625    3,099,798     854,357
                                                       --------     -----------   -----------   ----------    --------
Net assets at end of period                            $381,698     $13,742,463   $ 8,705,414   $2,956,911    $792,918
                                                       ========     ===========   ===========   ==========    ========
Beginning units                                          61,069       1,104,948       725,547      363,757     105,039
Units issued                                                915          21,769        15,200        9,693         835
Units redeemed                                           (7,298)       (188,143)     (106,215)     (23,931)     (7,400)
                                                       --------     -----------   -----------   ----------    --------
Ending units                                             54,686         938,574       634,532      349,519      98,474
                                                       ========     ===========   ===========   ==========    ========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                           Principal  Principal
                                                                    Principal   Principal  LargeCap   LargeCap   Principal
                                                                     Income      Income     Growth     Growth   Money Market
                                                                     Account     Account    Account    Account    Account
                                                                     Class 1     Class 2    Class 1    Class 2    Class 1
                                                                   ----------  ----------  ---------  --------- ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                       $  197,854  $  100,078  $   1,503  $    312   $       --
   Mortality and expense risk and administrative charges              (64,376)    (34,727)    (8,254)   (6,322)      (3,642)
                                                                   ----------  ----------  ---------  --------   ----------
   Net investment income (loss)                                       133,478      65,351     (6,751)   (6,010)      (3,642)
   Net realized gain (loss)                                            45,977      22,774     57,067     8,754           --
   Change in unrealized appreciation (depreciation) of
     investments                                                       12,740       1,226    (90,107)  (31,405)          --
                                                                   ----------  ----------  ---------  --------   ----------
Increase (decrease) in net assets from operations                     192,195      89,351    (39,791)  (28,661)      (3,642)
                                                                   ----------  ----------  ---------  --------   ----------
From contract transactions:
   Payments received from contract owners                                  --          --         --        --          100
   Payments for contract benefits or terminations                    (567,469)   (333,676)   (28,944)  (12,221)    (124,722)
   Transfers between sub-accounts (including fixed account), net      (46,717)     63,144    (92,647)   11,114     (749,406)
   Contract maintenance charges                                        (8,415)       (934)      (233)      (94)        (253)
   Adjustments to net assets allocated to contracts in payout
     period                                                                31           3         --        --            2
                                                                   ----------  ----------  ---------  --------   ----------
Increase (decrease) in net assets from contract transactions         (622,570)   (271,463)  (121,824)   (1,201)    (874,279)
                                                                   ----------  ----------  ---------  --------   ----------
Increase (decrease) in net assets                                    (430,375)   (182,112)  (161,615)  (29,862)    (877,921)
Net assets at beginning of period                                   4,571,031   2,216,560    668,524   420,667      877,921
                                                                   ----------  ----------  ---------  --------   ----------
Net assets at end of period                                        $4,140,656  $2,034,448  $ 506,909  $390,805   $       --
                                                                   ==========  ==========  =========  ========   ==========
Beginning units                                                       446,081     226,558     57,254    37,927      158,789
Units issued                                                           18,296       6,416        201     1,108       11,117
Units redeemed                                                        (76,217)    (32,718)   (10,991)   (1,204)    (169,906)
                                                                   ----------  ----------  ---------  --------   ----------
Ending units                                                          388,160     200,256     46,464    37,831           --
                                                                   ==========  ==========  =========  ========   ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                       $  212,233  $   98,003  $   1,023  $     --   $       --
   Mortality and expense risk and administrative charges              (72,442)    (38,924)   (11,860)   (6,970)     (15,040)
                                                                   ----------  ----------  ---------  --------   ----------
   Net investment income (loss)                                       139,791      59,079    (10,837)   (6,970)     (15,040)
   Net realized gain (loss)                                            39,815      44,450     63,993    22,020           --
   Change in unrealized appreciation (depreciation) of
     investments                                                     (279,947)   (158,121)   (17,419)   (1,322)          --
                                                                   ----------  ----------  ---------  --------   ----------
Increase (decrease) in net assets from operations                    (100,341)    (54,592)    35,737    13,728      (15,040)
                                                                   ----------  ----------  ---------  --------   ----------
From contract transactions:
   Payments received from contract owners                                  --          --         --        --          500
   Payments for contract benefits or terminations                    (515,486)   (498,692)  (276,920)  (34,384)    (427,783)
   Transfers between sub-accounts (including fixed account), net      (33,480)    (21,199)     2,496     4,205      266,323
   Contract maintenance charges                                       (10,579)     (1,054)      (319)     (124)      (1,517)
   Adjustments to net assets allocated to contracts in payout
     period                                                                31           2         --        --           10
                                                                   ----------  ----------  ---------  --------   ----------
Increase (decrease) in net assets from contract transactions         (559,514)   (520,943)  (274,743)  (30,303)    (162,467)
                                                                   ----------  ----------  ---------  --------   ----------
Increase (decrease) in net assets                                    (659,855)   (575,535)  (239,006)  (16,575)    (177,507)
Net assets at beginning of period                                   5,230,886   2,792,095    907,530   437,242    1,055,428
                                                                   ----------  ----------  ---------  --------   ----------
Net assets at end of period                                        $4,571,031  $2,216,560  $ 668,524  $420,667   $  877,921
                                                                   ==========  ==========  =========  ========   ==========
Beginning units                                                       499,447     278,215     81,292    40,668      187,394
Units issued                                                            4,318         973        349       583       55,350
Units redeemed                                                        (57,684)    (52,630)   (24,387)   (3,324)     (83,955)
                                                                   ----------  ----------  ---------  --------   ----------
Ending units                                                          446,081     226,558     57,254    37,927      158,789
                                                                   ==========  ==========  =========  ========   ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  Principal PVC Principal PVC
                                                      Principal      Capital       Capital
                                                     Money Market Appreciation  Appreciation  Principal PVC Principal PVC
                                                       Account       Account       Account    MidCap Blend  MidCap Blend
                                                       Class 2       Class 1       Class 2    Acct Class 1  Acct Class 2
                                                     ------------ ------------- ------------- ------------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                          $      --    $   110,524   $   17,035    $    7,560     $     879
   Mortality and expense risk and administrative
     charges                                             (2,220)      (143,389)     (31,245)      (27,711)      (10,513)
                                                      ---------    -----------   ----------    ----------     ---------
   Net investment income (loss)                          (2,220)       (32,865)     (14,210)      (20,151)       (9,634)
   Net realized gain (loss)                                  --         80,141       22,345       118,604        80,072
   Capital gain distribution from mutual funds               --         74,970       14,590       303,940       103,578
   Change in unrealized appreciation (depreciation)
     of investments                                          --        567,237      113,278      (247,617)     (125,290)
                                                      ---------    -----------   ----------    ----------     ---------
Increase (decrease) in net assets from operations        (2,220)       689,483      136,003       154,776        48,726
                                                      ---------    -----------   ----------    ----------     ---------
From contract transactions:
   Payments received from contract owners                31,792          1,284       13,289           360            --
   Payments for contract benefits or terminations       (43,835)    (1,181,420)    (271,882)     (195,700)      (75,021)
   Transfers between sub-accounts (including fixed
     account), net                                     (469,941)      (222,565)     (41,933)     (108,754)     (122,316)
   Contract maintenance charges                            (227)       (13,669)      (1,198)       (2,674)         (259)
   Adjustments to net assets allocated to contracts
     in payout period                                       213             85           --            54            --
                                                      ---------    -----------   ----------    ----------     ---------
Increase (decrease) in net assets from contract
  transactions                                         (481,998)    (1,416,285)    (301,724)     (306,714)     (197,596)
                                                      ---------    -----------   ----------    ----------     ---------
Increase (decrease) in net assets                      (484,218)      (726,802)    (165,721)     (151,938)     (148,870)
Net assets at beginning of period                       484,218     10,585,868    2,108,503     1,947,924       786,812
                                                      ---------    -----------   ----------    ----------     ---------
Net assets at end of period                           $      --    $ 9,859,066   $1,942,782    $1,795,986     $ 637,942
                                                      =========    ===========   ==========    ==========     =========
Beginning units                                          90,200        508,754      107,657       100,415        42,728
Units issued                                              6,245          6,190        1,404            72             8
Units redeemed                                          (96,445)       (74,312)     (16,436)      (15,211)      (10,726)
                                                      ---------    -----------   ----------    ----------     ---------
Ending units                                                 --        440,632       92,625        85,276        32,010
                                                      =========    ===========   ==========    ==========     =========
For the Year Ended December 31, 2015
From operations:
   Dividends                                          $      --    $    27,811   $      801    $   10,878     $   1,936
   Mortality and expense risk and administrative
     charges                                             (9,027)      (157,379)     (33,712)      (32,475)      (11,587)
                                                      ---------    -----------   ----------    ----------     ---------
   Net investment income (loss)                          (9,027)      (129,568)     (32,911)      (21,597)       (9,651)
   Net realized gain (loss)                                  --         83,975       29,325       136,664        37,832
   Capital gain distribution from mutual funds               --        195,961       38,287       222,658        73,934
   Change in unrealized appreciation (depreciation)
     of investments                                          --       (105,257)     (31,259)     (324,856)      (98,122)
                                                      ---------    -----------   ----------    ----------     ---------
Increase (decrease) in net assets from operations        (9,027)        45,111        3,442        12,869         3,993
                                                      ---------    -----------   ----------    ----------     ---------
From contract transactions:
   Payments received from contract owners                 1,004          1,152       34,874         4,998       118,000
   Payments for contract benefits or terminations      (814,312)    (1,327,889)    (347,125)     (268,519)      (16,096)
   Transfers between sub-accounts (including fixed
     account), net                                      704,846      1,767,668      514,585       (23,154)      (53,629)
   Contract maintenance charges                            (710)       (18,425)      (1,247)       (3,000)         (385)
   Adjustments to net assets allocated to contracts
     in payout period                                       740             94           --            21            --
                                                      ---------    -----------   ----------    ----------     ---------
Increase (decrease) in net assets from contract
  transactions                                         (108,432)       422,600      201,087      (289,654)       47,890
                                                      ---------    -----------   ----------    ----------     ---------
Increase (decrease) in net assets                      (117,459)       467,711      204,529      (276,785)       51,883
Net assets at beginning of period                       601,677     10,118,157    1,903,974     2,224,709       734,929
                                                      ---------    -----------   ----------    ----------     ---------
Net assets at end of period                           $ 484,218    $10,585,868   $2,108,503    $1,947,924     $ 786,812
                                                      =========    ===========   ==========    ==========     =========
Beginning units                                         110,005        489,733       97,658       114,948        39,854
Units issued                                            129,065        103,225       32,579           625         6,479
Units redeemed                                         (148,870)       (84,204)     (22,580)      (15,158)       (3,605)
                                                      ---------    -----------   ----------    ----------     ---------
Ending units                                             90,200        508,754      107,657       100,415        42,728
                                                      =========    ===========   ==========    ==========     =========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                 Principal Real Principal Real
                                                     Principal PVC Principal PVC     Estate         Estate     Principal SAM
                                                       SmallCap      SmallCap      Securities     Securities     Balanced
                                                        Account       Account       Account        Account       Portfolio
                                                        Class 1       Class 2       Class 1        Class 2        Class 1
                                                     ------------- ------------- -------------- -------------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                           $   1,677     $     278     $   6,267       $  3,061     $   690,125
   Mortality and expense risk and administrative
     charges                                             (10,440)       (5,785)       (6,473)        (3,918)       (502,175)
                                                       ---------     ---------     ---------       --------     -----------
   Net investment income (loss)                           (8,763)       (5,507)         (206)          (857)        187,950
   Net realized gain (loss)                              (10,165)       (5,013)       30,224         12,952          (3,147)
   Capital gain distribution from mutual funds            28,623        15,306        38,237         20,894       1,989,903
   Change in unrealized appreciation (depreciation)
     of investments                                       86,363        47,057       (48,672)       (23,665)       (502,658)
                                                       ---------     ---------     ---------       --------     -----------
Increase (decrease) in net assets from operations         96,058        51,843        19,583          9,324       1,672,048
                                                       ---------     ---------     ---------       --------     -----------
From contract transactions:
   Payments received from contract owners                     33            --            --             --           1,590
   Payments for contract benefits or terminations        (49,159)      (27,386)      (57,281)       (10,298)     (3,311,431)
   Transfers between sub-accounts (including fixed
     account), net                                       (24,864)      (17,925)          663          2,481        (325,555)
   Contract maintenance charges                             (644)         (306)         (934)          (364)        (19,020)
   Adjustments to net assets allocated to contracts
     in payout period                                         17            --            --             --              35
                                                       ---------     ---------     ---------       --------     -----------
Increase (decrease) in net assets from contract
  transactions                                           (74,617)      (45,617)      (57,552)        (8,181)     (3,654,381)
                                                       ---------     ---------     ---------       --------     -----------
Increase (decrease) in net assets                         21,441         6,226       (37,969)         1,143      (1,982,333)
Net assets at beginning of period                        695,220       380,420       459,360        249,517      34,164,668
                                                       ---------     ---------     ---------       --------     -----------
Net assets at end of period                            $ 716,661     $ 386,646     $ 421,391       $250,660     $32,182,335
                                                       =========     =========     =========       ========     ===========
Beginning units                                           64,235        36,662        14,969          8,414       2,421,383
Units issued                                                 113            82           411            479          12,628
Units redeemed                                            (6,921)       (4,419)       (2,233)          (757)       (263,337)
                                                       ---------     ---------     ---------       --------     -----------
Ending units                                              57,427        32,325        13,147          8,136       2,170,674
                                                       =========     =========     =========       ========     ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                           $   3,015     $     707     $   7,507       $  3,907     $ 1,056,032
   Mortality and expense risk and administrative
     charges                                             (10,857)       (5,952)       (7,529)        (4,243)       (563,685)
                                                       ---------     ---------     ---------       --------     -----------
   Net investment income (loss)                           (7,842)       (5,245)          (22)          (336)        492,347
   Net realized gain (loss)                              185,286        83,390        71,885         27,221         487,977
   Capital gain distribution from mutual funds           140,086        71,787        15,297          8,189       2,708,076
   Change in unrealized appreciation (depreciation)
     of investments                                     (335,983)     (161,674)      (77,766)       (28,509)     (4,467,276)
                                                       ---------     ---------     ---------       --------     -----------
Increase (decrease) in net assets from operations        (18,453)      (11,742)        9,394          6,565        (778,876)
                                                       ---------     ---------     ---------       --------     -----------
From contract transactions:
   Payments received from contract owners                     33            --            --             --           2,640
   Payments for contract benefits or terminations        (21,961)      (18,115)     (142,526)       (16,142)     (4,324,531)
   Transfers between sub-accounts (including fixed
     account), net                                       190,300       139,600        (7,926)       (31,311)       (242,173)
   Contract maintenance charges                             (702)         (356)         (974)          (442)        (25,977)
   Adjustments to net assets allocated to contracts
     in payout period                                         16            --            --             --              34
                                                       ---------     ---------     ---------       --------     -----------
Increase (decrease) in net assets from contract
  transactions                                           167,686       121,129      (151,426)       (47,895)     (4,590,007)
                                                       ---------     ---------     ---------       --------     -----------
Increase (decrease) in net assets                        149,233       109,387      (142,032)       (41,330)     (5,368,883)
Net assets at beginning of period                        545,987       271,033       601,392        290,847      39,533,551
                                                       ---------     ---------     ---------       --------     -----------
Net assets at end of period                            $ 695,220     $ 380,420     $ 459,360       $249,517     $34,164,668
                                                       =========     =========     =========       ========     ===========
Beginning units                                               --            --        20,110         10,034       2,735,552
Units issued                                              66,009        38,371           865            174          13,325
Units redeemed                                            (1,774)       (1,709)       (6,006)        (1,794)       (327,494)
                                                       ---------     ---------     ---------       --------     -----------
Ending units                                              64,235        36,662        14,969          8,414       2,421,383
                                                       =========     =========     =========       ========     ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                       Principal SAM Principal SAM Principal SAM Principal SAM
                                                         Principal SAM Conservative  Conservative  Conservative  Conservative
                                                           Balanced      Balanced      Balanced       Growth        Growth
                                                           Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                            Class 2       Class 1       Class 2       Class 1       Class 2
                                                         ------------- ------------- ------------- ------------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                              $   554,714   $   78,942    $    82,831   $   236,520   $   202,217
   Mortality and expense risk and administrative
     charges                                                 (471,407)     (48,149)       (60,395)     (253,946)     (271,849)
                                                          -----------   ----------    -----------   -----------   -----------
   Net investment income (loss)                                83,307       30,793         22,436       (17,426)      (69,632)
   Net realized gain (loss)                                    14,168       42,381         57,631       200,134       282,738
   Capital gain distribution from mutual funds              1,816,335      118,544        138,185       866,995       892,770
   Change in unrealized appreciation (depreciation) of
     investments                                             (525,962)     (38,455)       (48,976)     (219,234)     (278,753)
                                                          -----------   ----------    -----------   -----------   -----------
Increase (decrease) in net assets from operations           1,387,848      153,263        169,276       830,469       827,123
                                                          -----------   ----------    -----------   -----------   -----------
From contract transactions:
   Payments received from contract owners                     133,694      113,982        232,979         2,583         7,915
   Payments for contract benefits or terminations          (3,734,690)    (639,935)    (1,051,313)   (1,525,394)   (2,345,305)
   Transfers between sub-accounts (including fixed
     account), net                                           (286,708)     (57,297)      (108,644)      (78,412)       23,516
   Contract maintenance charges                               (49,396)      (1,932)        (2,316)      (10,465)      (41,135)
   Adjustments to net assets allocated to contracts in
     payout period                                                  2       (1,616)        (3,552)            2            --
                                                          -----------   ----------    -----------   -----------   -----------
Increase (decrease) in net assets from contract
  transactions                                             (3,937,098)    (586,798)      (932,846)   (1,611,686)   (2,355,009)
                                                          -----------   ----------    -----------   -----------   -----------
Increase (decrease) in net assets                          (2,549,250)    (433,535)      (763,570)     (781,217)   (1,527,886)
Net assets at beginning of period                          31,530,350    3,471,829      4,201,519    17,274,371    18,070,799
                                                          -----------   ----------    -----------   -----------   -----------
Net assets at end of period                               $28,981,100   $3,038,294    $ 3,437,949   $16,493,154   $16,542,913
                                                          ===========   ==========    ===========   ===========   ===========
Beginning units                                             2,331,940      347,189        430,461     1,172,681     1,284,667
Units issued                                                   86,543       12,692         24,860        10,084        17,735
Units redeemed                                               (374,974)     (69,621)      (120,385)     (119,118)     (182,621)
                                                          -----------   ----------    -----------   -----------   -----------
Ending units                                                2,043,509      290,260        334,936     1,063,647     1,119,781
                                                          ===========   ==========    ===========   ===========   ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                              $   902,999   $  118,226    $   144,186   $   412,780   $   381,942
   Mortality and expense risk and administrative
     charges                                                 (543,105)     (54,753)       (78,991)     (292,201)     (311,132)
                                                          -----------   ----------    -----------   -----------   -----------
   Net investment income (loss)                               359,894       63,473         65,195       120,579        70,810
   Net realized gain (loss)                                   614,532       43,015        119,407       618,455       573,227
   Capital gain distribution from mutual funds              2,533,673      172,423        225,804     1,169,862     1,208,854
   Change in unrealized appreciation (depreciation) of
     investments                                           (4,332,801)    (358,194)      (525,519)   (2,351,701)   (2,373,472)
                                                          -----------   ----------    -----------   -----------   -----------
Increase (decrease) in net assets from operations            (824,702)     (79,283)      (115,113)     (442,805)     (520,581)
                                                          -----------   ----------    -----------   -----------   -----------
From contract transactions:
   Payments received from contract owners                     157,520        6,033        118,000        26,510        26,687
   Payments for contract benefits or terminations          (4,382,249)    (260,347)      (776,137)   (2,192,565)   (2,390,841)
   Transfers between sub-accounts (including fixed
     account), net                                            303,240      (39,675)      (142,841)     (530,740)      402,544
   Contract maintenance charges                               (54,429)      (3,244)        (3,166)      (12,910)      (46,317)
   Adjustments to net assets allocated to contracts in
     payout period                                                 --          114             --             5            --
                                                          -----------   ----------    -----------   -----------   -----------
Increase (decrease) in net assets from contract
  transactions                                             (3,975,918)    (297,119)      (804,144)   (2,709,700)   (2,007,927)
                                                          -----------   ----------    -----------   -----------   -----------
Increase (decrease) in net assets                          (4,800,620)    (376,402)      (919,257)   (3,152,505)   (2,528,508)
Net assets at beginning of period                          36,330,970    3,848,231      5,120,776    20,426,876    20,599,307
                                                          -----------   ----------    -----------   -----------   -----------
Net assets at end of period                               $31,530,350   $3,471,829    $ 4,201,519   $17,274,371   $18,070,799
                                                          ===========   ==========    ===========   ===========   ===========
Beginning units                                             2,616,625      376,427        513,845     1,350,407     1,421,493
Units issued                                                  105,270          800         43,725        14,617        49,259
Units redeemed                                               (389,955)     (30,038)      (127,109)     (192,343)     (186,085)
                                                          -----------   ----------    -----------   -----------   -----------
Ending units                                                2,331,940      347,189        430,461     1,172,681     1,284,667
                                                          ===========   ==========    ===========   ===========   ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                              Principal SAM Principal SAM Principal SAM Principal SAM Principal
                                                                Flexible      Flexible      Strategic     Strategic   Short-Term
                                                                 Income        Income        Growth        Growth       Income
                                                                Portfolio     Portfolio     Portfolio     Portfolio    Account
                                                                 Class 1       Class 2       Class 1       Class 2     Class 1
                                                              ------------- ------------- ------------- ------------- ----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                   $   205,588   $   203,730   $   53,906    $    81,150  $   29,339
   Mortality and expense risk and administrative charges           (99,036)     (103,131)     (58,503)      (108,436)    (18,847)
                                                               -----------   -----------   ----------    -----------  ----------
   Net investment income (loss)                                    106,552       100,599       (4,597)       (27,286)     10,492
   Net realized gain (loss)                                         94,564        28,005     (143,292)        79,277       2,888
   Capital gain distribution from mutual funds                     120,128       129,205      202,267        366,611          --
   Change in unrealized appreciation (depreciation) of
     investments                                                    44,864        59,828      114,934       (140,623)    (10,050)
                                                               -----------   -----------   ----------    -----------  ----------
Increase (decrease) in net assets from operations                  366,108       317,637      169,312        277,979       3,330
                                                               -----------   -----------   ----------    -----------  ----------
From contract transactions:
   Payments received from contract owners                              960            --          753          2,703         350
   Payments for contract benefits or terminations               (1,429,040)     (496,255)    (378,635)      (557,313)   (277,242)
   Transfers between sub-accounts (including fixed
     account), net                                                 101,563       (33,257)    (279,265)      (224,715)    939,294
   Contract maintenance charges                                     (3,495)       (2,452)      (2,033)       (17,647)     (1,063)
   Adjustments to net assets allocated to contracts in
     payout period                                                     303             2            2             --          56
                                                               -----------   -----------   ----------    -----------  ----------
Increase (decrease) in net assets from contract transactions    (1,329,709)     (531,962)    (659,178)      (796,972)    661,395
                                                               -----------   -----------   ----------    -----------  ----------
Increase (decrease) in net assets                                 (963,601)     (214,325)    (489,866)      (518,993)    664,725
Net assets at beginning of period                                7,000,547     6,718,550    4,220,271      7,082,676     692,343
                                                               -----------   -----------   ----------    -----------  ----------
Net assets at end of period                                    $ 6,036,946   $ 6,504,225   $3,730,405    $ 6,563,683  $1,357,068
                                                               ===========   ===========   ==========    ===========  ==========
Beginning units                                                    621,141       622,664      258,928        458,021      90,686
Units issued                                                         8,702         5,892       29,586          2,079     124,611
Units redeemed                                                    (120,372)      (55,123)     (69,467)       (52,650)    (37,497)
                                                               -----------   -----------   ----------    -----------  ----------
Ending units                                                       509,471       573,433      219,047        407,450     177,800
                                                               ===========   ===========   ==========    ===========  ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                   $   263,972   $   241,378   $   97,664    $   170,057  $   18,380
   Mortality and expense risk and administrative charges          (111,290)     (117,671)     (67,081)      (135,882)    (10,917)
                                                               -----------   -----------   ----------    -----------  ----------
   Net investment income (loss)                                    152,682       123,707       30,583         34,175       7,463
   Net realized gain (loss)                                         58,378       129,178      254,863        263,422       4,515
   Capital gain distribution from mutual funds                     178,755       174,374      320,755        622,290          --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (589,271)     (642,513)    (712,971)    (1,211,837)    (17,380)
                                                               -----------   -----------   ----------    -----------  ----------
Increase (decrease) in net assets from operations                 (199,456)     (215,254)    (106,770)      (291,950)     (5,402)
                                                               -----------   -----------   ----------    -----------  ----------
From contract transactions:
   Payments received from contract owners                            3,678            --        3,753          2,737          --
   Payments for contract benefits or terminations                 (591,529)     (962,617)    (699,287)    (1,402,816)    (78,514)
   Transfers between sub-accounts (including fixed
     account), net                                                 (12,479)      (46,596)     295,281       (184,924)    (18,615)
   Contract maintenance charges                                     (3,949)       (2,719)      (2,352)       (24,102)       (675)
   Adjustments to net assets allocated to contracts in
     payout period                                                     278             2            8             --          43
                                                               -----------   -----------   ----------    -----------  ----------
Increase (decrease) in net assets from contract transactions      (604,001)   (1,011,930)    (402,597)    (1,609,105)    (97,761)
                                                               -----------   -----------   ----------    -----------  ----------
Increase (decrease) in net assets                                 (803,457)   (1,227,184)    (509,367)    (1,901,055)   (103,163)
Net assets at beginning of period                                7,804,004     7,945,734    4,729,638      8,983,731     795,506
                                                               -----------   -----------   ----------    -----------  ----------
Net assets at end of period                                    $ 7,000,547   $ 6,718,550   $4,220,271    $ 7,082,676  $  692,343
                                                               ===========   ===========   ==========    ===========  ==========
Beginning units                                                    672,824       713,484      282,265        561,513     103,278
Units issued                                                         1,756        19,553       76,035         23,210         155
Units redeemed                                                     (53,439)     (110,373)     (99,372)      (126,702)    (12,747)
                                                               -----------   -----------   ----------    -----------  ----------
Ending units                                                       621,141       622,664      258,928        458,021      90,686
                                                               ===========   ===========   ==========    ===========  ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                   SST
                                                         Principal      SST           SST       Allocation       SST
                                                         Short-Term  Allocation    Allocation    Moderate     Allocation
                                                           Income     Balanced       Growth       Growth       Moderate
                                                          Account    Portfolio     Portfolio    Portfolio     Portfolio
                                                          Class 2     Class 3       Class 3      Class 3       Class 3
                                                         ---------- ------------  -----------  ------------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $  18,602  $  2,432,469  $   452,599  $  3,318,364  $  3,081,714
   Mortality and expense risk and administrative
     charges                                               (14,471)   (1,997,053)    (398,231)   (2,852,337)   (2,642,451)
                                                         ---------  ------------  -----------  ------------  ------------
   Net investment income (loss)                              4,131       435,416       54,368       466,027       439,263
   Net realized gain (loss)                                  3,104       349,651      750,047     2,369,642     1,988,076
   Capital gain distribution from mutual funds                  --    12,079,127      620,384    25,342,152    18,083,194
   Change in unrealized appreciation (depreciation) of
     investments                                            (6,007)   (8,087,739)    (373,724)  (20,821,160)  (13,822,790)
                                                         ---------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from operations            1,228     4,776,455    1,051,075     7,356,661     6,687,743
                                                         ---------  ------------  -----------  ------------  ------------
From contract transactions:
   Payments received from contract owners                       --     3,946,817    2,332,034     6,278,015     5,658,648
   Payments for contract benefits or terminations         (140,327)  (13,045,873)  (2,349,411)  (13,789,310)  (14,717,883)
   Transfers between sub-accounts (including fixed
     account), net                                         437,575       697,022     (257,009)   (3,625,496)   (1,267,196)
   Contract maintenance charges                               (980)   (1,122,293)    (144,545)   (1,794,408)   (1,640,138)
   Adjustments to net assets allocated to contracts in
     payout period                                             976            --           --            --        (8,250)
                                                         ---------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                             297,244    (9,524,327)    (418,931)  (12,931,199)  (11,974,819)
                                                         ---------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets                          298,472    (4,747,872)     632,144    (5,574,538)   (5,287,076)
Net assets at beginning of period                          666,760   133,910,023   26,621,533   193,378,093   181,299,733
                                                         ---------  ------------  -----------  ------------  ------------
Net assets at end of period                              $ 965,232  $129,162,151  $27,253,677  $187,803,555  $176,012,657
                                                         =========  ============  ===========  ============  ============
Beginning units                                             91,701     9,808,347    1,891,628    14,224,508    13,221,703
Units issued                                                74,154       779,671      322,262       848,406       948,274
Units redeemed                                             (33,309)   (1,468,801)    (356,973)   (1,806,054)   (1,827,666)
                                                         ---------  ------------  -----------  ------------  ------------
Ending units                                               132,546     9,119,217    1,856,917    13,266,860    12,342,311
                                                         =========  ============  ===========  ============  ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $  18,193  $  1,803,386  $   383,998  $  2,694,605  $  2,380,458
   Mortality and expense risk and administrative
     charges                                               (11,926)   (2,158,549)    (417,291)   (3,111,824)   (2,892,473)
                                                         ---------  ------------  -----------  ------------  ------------
   Net investment income (loss)                              6,267      (355,163)     (33,293)     (417,219)     (512,015)
   Net realized gain (loss)                                  2,858     2,492,879    1,577,912     5,723,464     4,083,971
   Capital gain distribution from mutual funds                  --     9,290,266           --    15,636,058    12,659,685
   Change in unrealized appreciation (depreciation) of
     investments                                           (16,263)  (15,371,110)  (2,562,055)  (27,422,593)  (22,143,476)
                                                         ---------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from operations           (7,138)   (3,943,128)  (1,017,436)   (6,480,290)   (5,911,835)
                                                         ---------  ------------  -----------  ------------  ------------
From contract transactions:
   Payments received from contract owners                       --     7,991,097    4,354,251     9,059,939     8,568,064
   Payments for contract benefits or terminations          (98,193)  (13,332,984)  (2,325,750)  (16,462,602)  (13,444,247)
   Transfers between sub-accounts (including fixed
     account), net                                             253      (357,165)  (2,061,230)      955,436     1,703,012
   Contract maintenance charges                               (357)   (1,121,217)    (136,000)   (1,765,991)   (1,619,892)
   Adjustments to net assets allocated to contracts in
     payout period                                              --            --           --            --        11,367
                                                         ---------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                             (98,297)   (6,820,269)    (168,729)   (8,213,218)   (4,781,696)
                                                         ---------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets                         (105,435)  (10,763,397)  (1,186,165)  (14,693,508)  (10,693,531)
Net assets at beginning of period                          772,195   144,673,420   27,807,698   208,071,601   191,993,264
                                                         ---------  ------------  -----------  ------------  ------------
Net assets at end of period                              $ 666,760  $133,910,023  $26,621,533  $193,378,093  $181,299,733
                                                         =========  ============  ===========  ============  ============
Beginning units                                            104,957    10,295,642    1,913,601    14,811,676    13,572,652
Units issued                                                   166     1,060,464      449,834     1,219,508     1,199,688
Units redeemed                                             (13,422)   (1,547,759)    (471,807)   (1,806,676)   (1,550,637)
                                                         ---------  ------------  -----------  ------------  ------------
Ending units                                                91,701     9,808,347    1,891,628    14,224,508    13,221,703
                                                         =========  ============  ===========  ============  ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                      SST Asset                SST SA    SST SA
                                                                     Allocation      SST      Columbia  Columbia       SST
                                                                     Diversified Diversified   Focused   Focused  International
                                                                       Growth    Fixed Income  Growth     Value      Equity
                                                                      Portfolio   Portfolio   Portfolio Portfolio   Portfolio
                                                                       Class 3     Class 3     Class 3   Class 3     Class 3
                                                                     ----------- ------------ --------- --------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                          $  2,297     $  1,132    $    --   $   524    $  3,609
   Mortality and expense risk and administrative charges                (2,097)      (1,195)      (306)     (547)     (2,458)
                                                                      --------     --------    -------   -------    --------
   Net investment income (loss)                                            200          (63)      (306)      (23)      1,151
   Net realized gain (loss)                                               (921)          (2)       (96)      (29)       (280)
   Capital gain distribution from mutual funds                          31,458          930      6,271     4,642          --
   Change in unrealized appreciation (depreciation) of investments     (16,136)        (248)    (9,412)    3,351      (4,101)
                                                                      --------     --------    -------   -------    --------
Increase (decrease) in net assets from operations                       14,601          617     (3,543)    7,941      (3,230)
                                                                      --------     --------    -------   -------    --------
From contract transactions:
   Payments received from contract owners                              138,519       12,425     16,205     4,533       6,250
   Payments for contract benefits or terminations                       (2,083)          --       (110)       --          --
   Transfers between sub-accounts (including fixed account), net        87,587       36,007      2,479         3      10,319
   Contract maintenance charges                                            (34)          --         --       (24)         (5)
                                                                      --------     --------    -------   -------    --------
Increase (decrease) in net assets from contract transactions           223,989       48,432     18,574     4,512      16,564
                                                                      --------     --------    -------   -------    --------
Increase (decrease) in net assets                                      238,590       49,049     15,031    12,453      13,334
Net assets at beginning of period                                      124,614       68,204     28,645    45,264     216,388
                                                                      --------     --------    -------   -------    --------
Net assets at end of period                                           $363,204     $117,253    $43,676   $57,717    $229,722
                                                                      ========     ========    =======   =======    ========
Beginning units                                                         13,112        6,915      2,785     4,667      23,474
Units issued                                                            23,225        4,787      1,951       416       1,824
Units redeemed                                                            (796)         (26)       (12)       (3)         (1)
                                                                      --------     --------    -------   -------    --------
Ending units                                                            35,541       11,676      4,724     5,080      25,297
                                                                      ========     ========    =======   =======    ========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                          $  3,653     $  1,110    $    --   $   315    $  2,201
   Mortality and expense risk and administrative charges                  (299)        (496)      (135)     (278)     (1,339)
                                                                      --------     --------    -------   -------    --------
   Net investment income (loss)                                          3,354          614       (135)       37         862
   Net realized gain (loss)                                                (14)        (202)       (24)      (14)        (30)
   Capital gain distribution from mutual funds                          13,092          438      2,817       420          --
   Change in unrealized appreciation (depreciation) of investments     (19,749)      (2,506)    (2,690)   (3,331)    (14,180)
                                                                      --------     --------    -------   -------    --------
Increase (decrease) in net assets from operations                       (3,317)      (1,656)       (32)   (2,888)    (13,348)
                                                                      --------     --------    -------   -------    --------
From contract transactions:
   Payments received from contract owners                              127,161       50,000     10,944    48,153     226,660
   Transfers between sub-accounts (including fixed account), net           770       19,860     17,733        (1)      3,076
                                                                      --------     --------    -------   -------    --------
Increase (decrease) in net assets from contract transactions           127,931       69,860     28,677    48,152     229,736
                                                                      --------     --------    -------   -------    --------
Increase (decrease) in net assets                                      124,614       68,204     28,645    45,264     216,388
                                                                      --------     --------    -------   -------    --------
Net assets at end of period                                           $124,614     $ 68,204    $28,645   $45,264    $216,388
                                                                      ========     ========    =======   =======    ========
Units issued                                                            13,112        7,936      2,800     4,667      23,474
Units redeemed                                                              --       (1,021)       (15)       --          --
                                                                      --------     --------    -------   -------    --------
Ending units                                                            13,112        6,915      2,785     4,667      23,474
                                                                      ========     ========    =======   =======    ========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                          SST
                                                                         Large              SST Mid
                                                                          Cap    SST Large    Cap     SST Mid     SST Real
                                                                        Growth   Cap Value  Growth   Cap Value     Return
                                                                       Portfolio Portfolio Portfolio Portfolio Portfolio Class
                                                                        Class 3   Class 3   Class 3   Class 3         3
                                                                       --------- --------- --------- --------- ---------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                            $   152  $  1,669  $     --  $  2,577   $         --
   Mortality and expense risk and administrative charges                 (1,060)   (1,478)   (3,412)   (3,232)    (4,420,847)
                                                                        -------  --------  --------  --------   ------------
   Net investment income (loss)                                            (908)      191    (3,412)     (655)    (4,420,847)
   Net realized gain (loss)                                              (1,663)     (174)   (1,182)   (5,195)    (1,597,721)
   Capital gain distribution from mutual funds                            2,447     3,830    16,502     5,964             --
   Change in unrealized appreciation (depreciation) of investments          454    11,274    (2,016)   38,778     12,186,761
                                                                        -------  --------  --------  --------   ------------
Increase (decrease) in net assets from operations                           330    15,121     9,892    38,892      6,168,193
                                                                        -------  --------  --------  --------   ------------
From contract transactions:
   Payments received from contract owners                                   800     6,592        --    32,402      8,802,529
   Payments for contract benefits or terminations                        (3,782)   (3,290)   (3,768)  (16,782)   (22,971,891)
   Transfers between sub-accounts (including fixed account), net         (4,298)   (5,294)    5,159    31,388     19,027,850
   Contract maintenance charges                                             (12)      (23)      (29)      (37)    (3,039,504)
   Adjustments to net assets allocated to contracts in payout period         --        --        --        --            (41)
                                                                        -------  --------  --------  --------   ------------
Increase (decrease) in net assets from contract transactions             (7,292)   (2,015)    1,362    46,971      1,818,943
                                                                        -------  --------  --------  --------   ------------
Increase (decrease) in net assets                                        (6,962)   13,106    11,254    85,863      7,987,136
Net assets at beginning of period                                        87,329   104,117   291,101   221,893    291,217,509
                                                                        -------  --------  --------  --------   ------------
Net assets at end of period                                             $80,367  $117,223  $302,355  $307,756   $299,204,645
                                                                        =======  ========  ========  ========   ============
Beginning units                                                           8,467    11,052    28,478    23,282     26,378,012
Units issued                                                                538       828     1,002     7,465      4,160,716
Units redeemed                                                           (1,285)     (922)     (848)   (2,568)    (4,025,580)
                                                                        -------  --------  --------  --------   ------------
Ending units                                                              7,720    10,958    28,632    28,179     26,513,148
                                                                        =======  ========  ========  ========   ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                                            $    54  $    239  $     --  $    441   $ 11,212,938
   Mortality and expense risk and administrative charges                   (118)     (178)   (1,104)     (628)    (4,624,949)
                                                                        -------  --------  --------  --------   ------------
   Net investment income (loss)                                             (64)       61    (1,104)     (187)     6,587,989
   Net realized gain (loss)                                                (206)      (81)      (90)      (52)      (954,662)
   Capital gain distribution from mutual funds                            1,642     1,287    13,538    23,907             --
   Change in unrealized appreciation (depreciation) of investments       (1,588)   (2,753)  (16,798)  (28,601)   (14,287,309)
                                                                        -------  --------  --------  --------   ------------
Increase (decrease) in net assets from operations                          (216)   (1,486)   (4,454)   (4,933)    (8,653,982)
                                                                        -------  --------  --------  --------   ------------
From contract transactions:
   Payments received from contract owners                                80,170    97,674   293,756   190,839     12,290,016
   Payments for contract benefits or terminations                          (926)     (913)   (1,246)     (321)   (24,618,896)
   Transfers between sub-accounts (including fixed account), net          8,301     8,842     3,045    36,308      4,001,149
   Contract maintenance charges                                              --        --        --        --     (2,792,767)
   Adjustments to net assets allocated to contracts in payout period         --        --        --        --          1,408
                                                                        -------  --------  --------  --------   ------------
Increase (decrease) in net assets from contract transactions             87,545   105,603   295,555   226,826    (11,119,090)
                                                                        -------  --------  --------  --------   ------------
Increase (decrease) in net assets                                        87,329   104,117   291,101   221,893    (19,773,072)
Net assets at beginning of period                                            --        --        --        --    310,990,581
                                                                        -------  --------  --------  --------   ------------
Net assets at end of period                                             $87,329  $104,117  $291,101  $221,893   $291,217,509
                                                                        =======  ========  ========  ========   ============
Beginning units                                                              --        --        --        --     27,375,871
Units issued                                                              9,634    11,159    29,727    23,640      3,847,763
Units redeemed                                                           (1,167)     (107)   (1,249)     (358)    (4,845,622)
                                                                        -------  --------  --------  --------   ------------
Ending units                                                              8,467    11,052    28,478    23,282     26,378,012
                                                                        =======  ========  ========  ========   ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                            SAST        SAST         SAST
                                                                                         Aggressive  Aggressive   Aggressive
                                                                  SST Small   SST Stock    Growth      Growth       Growth
                                                                Cap Portfolio Portfolio  Portfolio   Portfolio    Portfolio
                                                                   Class 3     Class 3    Class 1     Class 2      Class 3
                                                                ------------- --------- -----------  ----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                      $     --    $     --  $        --  $       --  $        --
   Mortality and expense risk and administrative charges            (1,376)     (3,213)    (326,745)    (45,160)    (341,462)
                                                                  --------    --------  -----------  ----------  -----------
   Net investment income (loss)                                     (1,376)     (3,213)    (326,745)    (45,160)    (341,462)
   Net realized gain (loss)                                        (22,036)      1,632      910,129     176,485    1,236,112
   Capital gain distribution from mutual funds                       2,413      26,025           --          --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                    21,730     (13,098)     565,093      16,700      141,102
                                                                  --------    --------  -----------  ----------  -----------
Increase (decrease) in net assets from operations                      731      11,346    1,148,477     148,025    1,035,752
                                                                  --------    --------  -----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                            2,070      20,510       97,510      18,286      516,203
   Payments for contract benefits or terminations                     (121)    (12,332)  (1,983,644)   (225,418)  (2,416,137)
   Transfers between sub-accounts (including fixed account),
     net                                                            34,435     (48,653)    (864,798)   (164,097)    (741,384)
   Contract maintenance charges                                        (10)        (77)     (19,489)     (6,654)    (161,121)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --          --        2,033          --           (1)
                                                                  --------    --------  -----------  ----------  -----------
Increase (decrease) in net assets from contract transactions        36,374     (40,552)  (2,768,388)   (377,883)  (2,802,440)
                                                                  --------    --------  -----------  ----------  -----------
Increase (decrease) in net assets                                   37,105     (29,206)  (1,619,911)   (229,858)  (1,766,688)
Net assets at beginning of period                                  103,625     279,173   22,903,971   3,085,053   24,105,178
                                                                  --------    --------  -----------  ----------  -----------
Net assets at end of period                                       $140,730    $249,967  $21,284,060  $2,855,195  $22,338,490
                                                                  ========    ========  ===========  ==========  ===========
Beginning units                                                     10,444      25,580    1,149,746     159,660    1,678,891
Units issued                                                         4,333       5,178       33,038       2,836      197,310
Units redeemed                                                        (586)     (9,231)    (171,296)    (22,386)    (389,198)
                                                                  --------    --------  -----------  ----------  -----------
Ending units                                                        14,191      21,527    1,011,488     140,110    1,487,003
                                                                  ========    ========  ===========  ==========  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                      $     --    $     --  $        --  $       --  $        --
   Mortality and expense risk and administrative charges              (346)     (1,364)    (384,932)    (51,387)    (389,359)
                                                                  --------    --------  -----------  ----------  -----------
   Net investment income (loss)                                       (346)     (1,364)    (384,932)    (51,387)    (389,359)
   Net realized gain (loss)                                            (20)       (100)   1,223,552     164,492    2,469,909
   Capital gain distribution from mutual funds                       7,730      19,114           --          --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                   (12,635)    (14,213)  (1,339,214)   (209,616)  (2,786,492)
                                                                  --------    --------  -----------  ----------  -----------
Increase (decrease) in net assets from operations                   (5,271)      3,437     (500,594)    (96,511)    (705,942)
                                                                  --------    --------  -----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                           82,348     178,897      113,725      22,627    1,757,476
   Payments for contract benefits or terminations                       --          --   (2,868,794)   (275,523)  (2,751,512)
   Transfers between sub-accounts (including fixed account),
     net                                                            26,548      96,839      119,624     216,530      983,411
   Contract maintenance charges                                         --          --      (21,065)     (6,654)    (164,325)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --          --        4,360          (2)         199
                                                                  --------    --------  -----------  ----------  -----------
Increase (decrease) in net assets from contract transactions       108,896     275,736   (2,652,150)    (43,022)    (174,751)
                                                                  --------    --------  -----------  ----------  -----------
Increase (decrease) in net assets                                  103,625     279,173   (3,152,744)   (139,533)    (880,693)
Net assets at beginning of period                                       --          --   26,056,715   3,224,586   24,985,871
                                                                  --------    --------  -----------  ----------  -----------
Net assets at end of period                                       $103,625    $279,173  $22,903,971  $3,085,053  $24,105,178
                                                                  ========    ========  ===========  ==========  ===========
Beginning units                                                         --          --    1,273,089     162,108    1,638,624
Units issued                                                        10,452      25,731       63,175      15,497      458,950
Units redeemed                                                          (8)       (151)    (186,518)    (17,945)    (418,683)
                                                                  --------    --------  -----------  ----------  -----------
Ending units                                                        10,444      25,580    1,149,746     159,660    1,678,891
                                                                  ========    ========  ===========  ==========  ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                      SAST          SAST
                                                                                                    American      American
                                                          SAST SA AB    SAST SA AB   SAST SA AB    Funds Asset  Funds Global
                                                            Growth        Growth       Growth      Allocation      Growth
                                                          Portfolio     Portfolio    Portfolio      Portfolio    Portfolio
                                                           Class 1       Class 2      Class 3        Class 3      Class 3
                                                         ------------  -----------  ------------  ------------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $    332,332  $     7,111  $         --  $  3,889,544  $  6,581,534
   Mortality and expense risk and administrative
     charges                                               (2,433,375)    (279,240)   (1,591,322)   (3,325,762)   (5,769,601)
                                                         ------------  -----------  ------------  ------------  ------------
   Net investment income (loss)                            (2,101,043)    (272,129)   (1,591,322)      563,782       811,933
   Net realized gain (loss)                                 8,800,779    1,676,073     8,842,705     4,471,341     8,581,536
   Capital gain distribution from mutual funds             20,506,552    2,339,959    13,248,069    14,218,582    58,015,587
   Change in unrealized appreciation (depreciation)
     of investments                                       (25,468,022)  (3,621,267)  (19,699,844)   (3,508,401)  (71,329,436)
                                                         ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from operations           1,738,266      122,636       799,608    15,745,304    (3,920,380)
                                                         ------------  -----------  ------------  ------------  ------------
From contract transactions:
   Payments received from contract owners                     767,038       25,599     3,299,960    35,693,200     8,139,755
   Payments for contract benefits or terminations         (16,713,620)  (2,427,989)  (14,774,459)  (16,271,195)  (29,167,551)
   Transfers between sub-accounts (including fixed
     account), net                                         (3,099,261)     107,439       209,617    36,319,365    17,970,958
   Contract maintenance charges                              (112,439)     (43,156)     (416,147)   (1,209,043)   (3,407,240)
   Adjustments to net assets allocated to contracts in
     payout period                                             18,981          178         2,058       (21,792)        2,177
                                                         ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (19,139,301)  (2,337,929)  (11,678,971)   54,510,535    (6,461,901)
                                                         ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets                         (17,401,035)  (2,215,293)  (10,879,363)   70,255,839   (10,382,281)
Net assets at beginning of period                         171,125,893   19,731,724   109,017,114   188,847,907   393,581,874
                                                         ------------  -----------  ------------  ------------  ------------
Net assets at end of period                              $153,724,858  $17,516,431  $ 98,137,751  $259,103,746  $383,199,593
                                                         ============  ===========  ============  ============  ============
Beginning units                                             2,846,827      334,856     2,765,013    13,107,481    24,266,979
Units issued                                                   86,575       13,025       553,885     5,569,917     3,325,306
Units redeemed                                               (407,771)     (53,816)     (698,583)   (1,926,836)   (3,667,001)
                                                         ------------  -----------  ------------  ------------  ------------
Ending units                                                2,525,631      294,065     2,620,315    16,750,562    23,925,284
                                                         ============  ===========  ============  ============  ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $    221,950  $        --  $         --  $  2,540,240  $  3,696,177
   Mortality and expense risk and administrative
     charges                                               (2,711,173)    (320,015)   (1,762,852)   (2,717,980)   (6,502,213)
                                                         ------------  -----------  ------------  ------------  ------------
   Net investment income (loss)                            (2,489,223)    (320,015)   (1,762,852)     (177,740)   (2,806,036)
   Net realized gain (loss)                                12,393,284    2,209,218    12,498,339     7,282,907    26,388,900
   Capital gain distribution from mutual funds             16,900,677    1,964,385    10,933,040    13,976,937    64,261,276
   Change in unrealized appreciation (depreciation)
     of investments                                       (10,466,129)  (1,978,818)  (11,805,740)  (22,210,658)  (66,031,088)
                                                         ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from operations          16,338,609    1,874,770     9,862,787    (1,128,554)   21,813,052
                                                         ------------  -----------  ------------  ------------  ------------
From contract transactions:
   Payments received from contract owners                     688,864       23,513     4,117,206    25,929,435    10,846,113
   Payments for contract benefits or terminations         (22,739,062)  (2,679,091)  (14,978,475)  (16,338,554)  (37,087,658)
   Transfers between sub-accounts (including fixed
     account), net                                         (2,323,935)    (533,581)    1,428,090    20,132,180   (25,216,781)
   Contract maintenance charges                              (117,667)     (44,854)     (451,251)   (1,060,502)   (3,488,757)
   Adjustments to net assets allocated to contracts in
     payout period                                             10,822          674          (724)       (8,971)          569
                                                         ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (24,480,978)  (3,233,339)   (9,885,154)   28,653,588   (54,946,514)
                                                         ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets                          (8,142,369)  (1,358,569)      (22,367)   27,525,034   (33,133,462)
Net assets at beginning of period                         179,268,262   21,090,293   109,039,481   161,322,873   426,715,336
                                                         ------------  -----------  ------------  ------------  ------------
Net assets at end of period                              $171,125,893  $19,731,724  $109,017,114  $188,847,907  $393,581,874
                                                         ============  ===========  ============  ============  ============
Beginning units                                             3,266,680      391,535     2,687,981    11,116,845    27,628,071
Units issued                                                  109,102        9,379       744,449     4,055,515     2,039,889
Units redeemed                                               (528,955)     (66,058)     (667,417)   (2,064,879)   (5,400,981)
                                                         ------------  -----------  ------------  ------------  ------------
Ending units                                                2,846,827      334,856     2,765,013    13,107,481    24,266,979
                                                         ============  ===========  ============  ============  ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                           SAST
                                                                         American
                                                             SAST          Funds
                                                           American       Growth-       SAST         SAST          SAST
                                                         Funds Growth     Income      Balanced     Balanced      Balanced
                                                          Portfolio      Portfolio    Portfolio    Portfolio     Portfolio
                                                           Class 3        Class 3      Class 1      Class 2       Class 3
                                                         ------------  ------------  -----------  -----------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $    955,045  $  3,292,387  $   700,288  $   112,068  $  1,377,700
   Mortality and expense risk and administrative
     charges                                               (4,497,841)   (3,491,935)    (640,780)    (118,383)   (1,446,272)
                                                         ------------  ------------  -----------  -----------  ------------
   Net investment income (loss)                            (3,542,796)     (199,548)      59,508       (6,315)      (68,572)
   Net realized gain (loss)                                11,247,714     9,369,983    1,199,043      349,566     2,507,478
   Capital gain distribution from mutual funds             78,101,643    41,144,268    1,843,335      326,307     4,231,880
   Change in unrealized appreciation (depreciation) of
     investments                                          (64,184,253)  (29,242,438)    (817,971)    (282,284)   (1,730,616)
                                                         ------------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets from operations          21,622,308    21,072,265    2,283,915      387,274     4,940,170
                                                         ------------  ------------  -----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                   9,180,961     9,892,274      960,169        8,535     6,114,212
   Payments for contract benefits or terminations         (22,204,099)  (19,826,429)  (4,382,067)    (768,265)   (9,590,400)
   Transfers between sub-accounts (including fixed
     account), net                                          4,088,456       747,973      671,006      606,134     4,325,098
   Contract maintenance charges                            (1,906,967)   (1,448,575)     (25,213)     (11,774)     (664,267)
   Adjustments to net assets allocated to contracts in
     payout period                                                570           152      (10,161)      (2,608)       (2,376)
                                                         ------------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (10,841,079)  (10,634,605)  (2,786,266)    (167,978)      182,267
                                                         ------------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets                          10,781,229    10,437,660     (502,351)     219,296     5,122,437
Net assets at beginning of period                         291,442,744   227,794,009   42,403,300    7,482,921    93,203,712
                                                         ------------  ------------  -----------  -----------  ------------
Net assets at end of period                              $302,223,973  $238,231,669  $41,900,949  $ 7,702,217  $ 98,326,149
                                                         ============  ============  ===========  ===========  ============
Beginning units                                            18,339,918    15,356,253    1,786,855      323,806     5,566,611
Units issued                                                2,060,324     1,565,063      141,519       44,279     1,077,495
Units redeemed                                             (2,680,090)   (2,257,173)    (257,610)     (51,728)   (1,022,068)
                                                         ------------  ------------  -----------  -----------  ------------
Ending units                                               17,720,152    14,664,143    1,670,764      316,357     5,622,038
                                                         ============  ============  ===========  ===========  ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $  2,673,782  $  2,378,101  $   770,129  $   125,840  $  1,465,663
   Mortality and expense risk and administrative
     charges                                               (4,670,061)   (3,692,423)    (684,538)    (133,378)   (1,454,409)
                                                         ------------  ------------  -----------  -----------  ------------
   Net investment income (loss)                            (1,996,279)   (1,314,322)      85,591       (7,538)       11,254
   Net realized gain (loss)                                21,956,844    15,308,509    1,668,404      545,085     6,256,594
   Capital gain distribution from mutual funds             25,434,965    18,058,740    3,274,233      587,872     7,136,525
   Change in unrealized appreciation (depreciation) of
     investments                                          (31,122,137)  (32,604,318)  (5,670,683)  (1,266,088)  (15,124,131)
                                                         ------------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets from operations          14,273,393      (551,391)    (642,455)    (140,669)   (1,719,758)
                                                         ------------  ------------  -----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                  24,376,973    14,172,449    1,149,966       34,674     7,039,872
   Payments for contract benefits or terminations         (27,997,153)  (24,497,686)  (5,202,219)    (901,562)  (10,455,264)
   Transfers between sub-accounts (including fixed
     account), net                                        (11,408,374)   (2,246,044)     495,786     (346,802)    3,006,361
   Contract maintenance charges                            (1,955,682)   (1,488,197)     (26,968)     (13,376)     (616,083)
   Adjustments to net assets allocated to contracts in
     payout period                                                497         1,150        7,331        6,701           357
                                                         ------------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (16,983,739)  (14,058,328)  (3,576,104)  (1,220,365)   (1,024,757)
                                                         ------------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets                          (2,710,346)  (14,609,719)  (4,218,559)  (1,361,034)   (2,744,515)
Net assets at beginning of period                         294,153,090   242,403,728   46,621,859    8,843,955    95,948,227
                                                         ------------  ------------  -----------  -----------  ------------
Net assets at end of period                              $291,442,744  $227,794,009  $42,403,300  $ 7,482,921  $ 93,203,712
                                                         ============  ============  ===========  ===========  ============
Beginning units                                            19,407,765    16,302,164    1,939,220      375,881     5,591,504
Units issued                                                2,791,787     1,932,980      137,174       10,887     1,261,722
Units redeemed                                             (3,859,634)   (2,878,891)    (289,539)     (62,962)   (1,286,615)
                                                         ------------  ------------  -----------  -----------  ------------
Ending units                                               18,339,918    15,356,253    1,786,855      323,806     5,566,611
                                                         ============  ============  ===========  ===========  ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  SAST
                                                                BlackRock
                                                               VCP Global    SAST Blue    SAST Blue   SAST Blue   SAST Capital
                                                               Multi-Asset  Chip Growth  Chip Growth Chip Growth     Growth
                                                                Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
                                                                 Class 3      Class 1      Class 2     Class 3      Class 1
                                                              ------------  -----------  ----------- -----------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $    227,437  $    41,276  $   10,695  $   322,363   $    8,354
   Mortality and expense risk and administrative charges        (2,454,165)    (106,698)    (40,464)  (1,325,385)     (69,833)
                                                              ------------  -----------  ----------  -----------   ----------
   Net investment income (loss)                                 (2,226,728)     (65,422)    (29,769)  (1,003,022)     (61,479)
   Net realized gain (loss)                                         55,521      489,967     189,884    4,002,457      382,754
   Capital gain distribution from mutual funds                   3,089,833      210,324      76,142    2,728,204       18,402
   Change in unrealized appreciation (depreciation) of
     investments                                                (2,272,600)    (329,159)   (129,592)  (1,880,041)    (303,421)
                                                              ------------  -----------  ----------  -----------   ----------
Increase (decrease) in net assets from operations               (1,353,974)     305,710     106,665    3,847,598       36,256
                                                              ------------  -----------  ----------  -----------   ----------
From contract transactions:
   Payments received from contract owners                      218,064,636        6,983         884    4,996,064       52,382
   Payments for contract benefits or terminations               (5,046,081)    (854,940)   (308,395)  (7,844,752)    (359,595)
   Transfers between sub-accounts (including fixed
     account), net                                             183,168,718     (198,637)    (90,756)   2,056,383     (179,516)
   Contract maintenance charges                                 (1,879,962)      (4,206)     (6,039)    (674,952)      (2,366)
   Adjustments to net assets allocated to contracts in
     payout period                                                      --        1,466          --          (47)         (39)
                                                              ------------  -----------  ----------  -----------   ----------
Increase (decrease) in net assets from contract transactions   394,307,311   (1,049,334)   (404,306)  (1,467,304)    (489,134)
                                                              ------------  -----------  ----------  -----------   ----------
Increase (decrease) in net assets                              392,953,337     (743,624)   (297,641)   2,380,294     (452,878)
Net assets at beginning of period                                       --    7,561,301   2,823,588   88,016,497    4,952,355
                                                              ------------  -----------  ----------  -----------   ----------
Net assets at end of period                                   $392,953,337  $ 6,817,677  $2,525,947  $90,396,791   $4,499,477
                                                              ============  ===========  ==========  ===========   ==========
Beginning units                                                         --      764,873     296,156    6,941,171      427,992
Units issued                                                    39,439,801       60,979      10,527    1,019,143       34,097
Units redeemed                                                  (1,635,565)    (167,911)    (53,408)  (1,244,164)     (76,294)
                                                              ------------  -----------  ----------  -----------   ----------
Ending units                                                    37,804,236      657,941     253,275    6,716,150      385,795
                                                              ============  ===========  ==========  ===========   ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $         --  $    29,984  $    6,895  $   161,645   $    3,489
   Mortality and expense risk and administrative charges                --     (120,883)    (45,516)  (1,374,857)     (76,776)
                                                              ------------  -----------  ----------  -----------   ----------
   Net investment income (loss)                                         --      (90,899)    (38,621)  (1,213,212)     (73,287)
   Net realized gain (loss)                                             --      518,178     167,193    5,069,598      433,056
   Capital gain distribution from mutual funds                          --      130,618      48,047    1,529,829      194,259
   Change in unrealized appreciation (depreciation) of
     investments                                                        --     (339,352)    (94,155)  (3,155,310)    (359,564)
                                                              ------------  -----------  ----------  -----------   ----------
Increase (decrease) in net assets from operations                       --      218,545      82,464    2,230,905      194,464
                                                              ------------  -----------  ----------  -----------   ----------
From contract transactions:
   Payments received from contract owners                               --       55,729         754    5,685,241       62,651
   Payments for contract benefits or terminations                       --   (1,340,814)   (289,796)  (8,058,087)    (514,404)
   Transfers between sub-accounts (including fixed
     account), net                                                      --      566,290     157,147    3,174,389      (60,079)
   Contract maintenance charges                                         --       (4,026)     (6,182)    (657,927)      (2,242)
   Adjustments to net assets allocated to contracts in
     payout period                                                      --          491          --          438        1,359
                                                              ------------  -----------  ----------  -----------   ----------
Increase (decrease) in net assets from contract transactions            --     (722,330)   (138,077)     144,054     (512,715)
                                                              ------------  -----------  ----------  -----------   ----------
Increase (decrease) in net assets                                       --     (503,785)    (55,613)   2,374,959     (318,251)
Net assets at beginning of period                                       --    8,065,086   2,879,201   85,641,538    5,270,606
                                                              ------------  -----------  ----------  -----------   ----------
Net assets at end of period                                   $         --  $ 7,561,301  $2,823,588  $88,016,497   $4,952,355
                                                              ============  ===========  ==========  ===========   ==========
Beginning units                                                         --      839,118     309,675    7,120,286      473,522
Units issued                                                            --      114,843      24,858    1,332,064       40,195
Units redeemed                                                          --     (189,088)    (38,377)  (1,511,179)     (85,725)
                                                              ------------  -----------  ----------  -----------   ----------
Ending units                                                            --      764,873     296,156    6,941,171      427,992
                                                              ============  ===========  ==========  ===========   ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST                                    SAST
                                                                Capital   SAST Capital      SAST       Corporate        SAST
                                                                Growth       Growth      Corporate       Bond        Corporate
                                                               Portfolio   Portfolio   Bond Portfolio  Portfolio   Bond Portfolio
                                                                Class 2     Class 3       Class 1       Class 2       Class 3
                                                              ----------  ------------ -------------- -----------  --------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $      314  $        --   $  2,664,470  $   784,162   $ 26,078,276
   Mortality and expense risk and administrative
     charges                                                     (21,967)    (620,991)      (894,899)    (272,846)    (9,161,025)
                                                              ----------  -----------   ------------  -----------   ------------
   Net investment income (loss)                                  (21,653)    (620,991)     1,769,571      511,316     16,917,251
   Net realized gain (loss)                                       62,890    2,219,792        916,214      288,270      2,382,723
   Capital gain distribution from mutual funds                     5,691      165,602             --           --             --
   Change in unrealized appreciation (depreciation) of
     investments                                                 (42,156)  (1,589,049)     1,409,852      359,355     19,029,859
                                                              ----------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets from operations                  4,772      175,354      4,095,637    1,158,941     38,329,833
                                                              ----------  -----------   ------------  -----------   ------------
From contract transactions:
   Payments received from contract owners                             --    3,471,838        303,234        9,401     23,970,191
   Payments for contract benefits or terminations                (45,454)  (3,912,981)    (7,191,942)  (2,387,649)   (55,919,883)
   Transfers between sub-accounts (including fixed
     account), net                                               (17,334)   2,701,322     (1,561,610)     547,126     43,551,394
   Contract maintenance charges                                   (3,096)    (265,875)       (25,357)     (34,362)    (5,023,146)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --        2,326         (1,298)      (2,566)         7,230
                                                              ----------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets from contract transactions     (65,884)   1,996,630     (8,476,973)  (1,868,050)     6,585,786
                                                              ----------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets                                (61,112)   2,171,984     (4,381,336)    (709,109)    44,915,619
Net assets at beginning of period                              1,446,720   39,523,772     59,827,790   17,549,160    576,768,859
                                                              ----------  -----------   ------------  -----------   ------------
Net assets at end of period                                   $1,385,608  $41,695,756   $ 55,446,454  $16,840,051   $621,684,478
                                                              ==========  ===========   ============  ===========   ============
Beginning units                                                  128,758    3,396,725      2,154,353      649,130     29,134,813
Units issued                                                       5,809      578,401         58,948       69,689      7,189,685
Units redeemed                                                   (12,059)    (505,147)      (349,089)    (136,164)    (5,865,456)
                                                              ----------  -----------   ------------  -----------   ------------
Ending units                                                     122,508    3,469,979      1,864,212      582,655     30,459,042
                                                              ==========  ===========   ============  ===========   ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $       --  $        --   $  2,455,239  $   686,000   $ 21,269,661
   Mortality and expense risk and administrative
     charges                                                     (24,031)    (666,701)    (1,005,848)    (305,191)    (9,514,339)
                                                              ----------  -----------   ------------  -----------   ------------
   Net investment income (loss)                                  (24,031)    (666,701)     1,449,391      380,809     11,755,322
   Net realized gain (loss)                                       95,950    3,755,141      1,133,218      368,193      3,953,249
   Capital gain distribution from mutual funds                    60,376    1,674,245        192,036       56,188      1,786,760
   Change in unrealized appreciation (depreciation) of
     investments                                                 (73,963)  (3,274,602)    (4,430,595)  (1,336,573)   (35,267,203)
                                                              ----------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets from operations                 58,332    1,488,083     (1,655,950)    (531,383)   (17,771,872)
                                                              ----------  -----------   ------------  -----------   ------------
From contract transactions:
   Payments received from contract owners                         17,966    1,765,984        480,513       55,264     19,891,284
   Payments for contract benefits or terminations                (78,962)  (4,970,925)    (8,536,376)  (2,981,966)   (63,313,210)
   Transfers between sub-accounts (including fixed
     account), net                                              (108,024)  (1,388,940)      (729,578)     161,197     12,776,276
   Contract maintenance charges                                   (3,210)    (271,467)       (27,681)     (36,505)    (4,603,652)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --       (2,105)         7,466        3,748          2,620
                                                              ----------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets from contract transactions    (172,230)  (4,867,453)    (8,805,656)  (2,798,262)   (35,246,682)
                                                              ----------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets                               (113,898)  (3,379,370)   (10,461,606)  (3,329,645)   (53,018,554)
Net assets at beginning of period                              1,560,618   42,903,142     70,289,396   20,878,805    629,787,413
                                                              ----------  -----------   ------------  -----------   ------------
Net assets at end of period                                   $1,446,720  $39,523,772   $ 59,827,790  $17,549,160   $576,768,859
                                                              ==========  ===========   ============  ===========   ============
Beginning units                                                  144,114    3,863,112      2,462,124      749,964     30,051,209
Units issued                                                       3,124      326,094        114,479       33,651      4,726,243
Units redeemed                                                   (18,480)    (792,481)      (422,250)    (134,485)    (5,642,639)
                                                              ----------  -----------   ------------  -----------   ------------
Ending units                                                     128,758    3,396,725      2,154,353      649,130     29,134,813
                                                              ==========  ===========   ============  ===========   ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                      SAST Dogs of SAST Dogs of SAST Dogs of   SAST Dynamic    SAST Dynamic
                                                      Wall Street  Wall Street  Wall Street     Allocation       Strategy
                                                       Portfolio    Portfolio    Portfolio      Portfolio       Portfolio
                                                        Class 1      Class 2      Class 3        Class 3         Class 3
                                                      ------------ ------------ ------------  --------------  --------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                          $   588,003   $  124,929  $  2,076,910  $  125,794,037  $   77,465,192
   Mortality and expense risk and administrative
     charges                                             (394,033)     (95,163)   (1,506,247)   (125,080,190)    (79,124,160)
                                                      -----------   ----------  ------------  --------------  --------------
   Net investment income (loss)                           193,970       29,766       570,663         713,847      (1,658,968)
   Net realized gain (loss)                             1,890,687      550,012     4,485,117     104,429,616      45,869,083
   Capital gain distribution from mutual funds          1,358,386      309,851     5,322,974              --              --
   Change in unrealized appreciation
     (depreciation) of investments                        379,616        7,828     3,718,830     154,469,405     155,518,823
                                                      -----------   ----------  ------------  --------------  --------------
Increase (decrease) in net assets from operations       3,822,659      897,457    14,097,584     259,612,868     199,728,938
                                                      -----------   ----------  ------------  --------------  --------------
From contract transactions:
   Payments received from contract owners                 113,702        1,869     6,632,994     419,358,119     269,941,509
   Payments for contract benefits or terminations      (3,180,204)    (695,326)   (8,729,273)   (414,011,593)   (226,307,177)
   Transfers between sub-accounts (including
     fixed account), net                                1,881,902     (159,505)   14,521,835    (251,666,495)   (136,995,068)
   Contract maintenance charges                           (13,587)     (11,963)     (552,967)   (108,130,119)    (68,952,328)
   Adjustments to net assets allocated to contracts
     in payout period                                         324       (3,355)          (70)          4,295           1,250
                                                      -----------   ----------  ------------  --------------  --------------
Increase (decrease) in net assets from contract
  transactions                                         (1,197,863)    (868,280)   11,872,519    (354,445,793)   (162,311,814)
                                                      -----------   ----------  ------------  --------------  --------------
Increase (decrease) in net assets                       2,624,796       29,177    25,970,103     (94,832,925)     37,417,124
Net assets at beginning of period                      24,244,413    6,003,521    87,220,540   8,639,891,481   5,452,487,007
                                                      -----------   ----------  ------------  --------------  --------------
Net assets at end of period                           $26,869,209   $6,032,698  $113,190,643  $8,545,058,556  $5,489,904,131
                                                      ===========   ==========  ============  ==============  ==============
Beginning units                                         1,064,541      270,685     4,416,050     740,201,876     471,375,112
Units issued                                              135,671       13,531     1,530,552      68,821,814      47,836,989
Units redeemed                                           (184,345)     (49,520)   (1,016,162)    (98,644,240)    (61,414,203)
                                                      -----------   ----------  ------------  --------------  --------------
Ending units                                            1,015,867      234,696     4,930,440     710,379,450     457,797,898
                                                      ===========   ==========  ============  ==============  ==============
For the Year Ended December 31, 2015
From operations:
   Dividends                                          $   479,218   $  111,600  $  1,522,121  $   85,412,847  $   39,743,568
   Mortality and expense risk and administrative
     charges                                             (388,505)    (100,885)   (1,395,645)   (122,585,881)    (74,330,424)
                                                      -----------   ----------  ------------  --------------  --------------
   Net investment income (loss)                            90,713       10,715       126,476     (37,173,034)    (34,586,856)
   Net realized gain (loss)                             1,522,617      533,617     6,637,198      16,088,282       8,857,627
   Capital gain distribution from mutual funds          1,653,902      422,416     5,954,635      68,252,435       6,052,735
   Change in unrealized appreciation
     (depreciation) of investments                     (3,141,739)    (947,015)  (12,779,371)   (630,804,389)   (355,061,949)
                                                      -----------   ----------  ------------  --------------  --------------
Increase (decrease) in net assets from operations         125,493       19,733       (61,062)   (583,636,706)   (374,738,443)
                                                      -----------   ----------  ------------  --------------  --------------
From contract transactions:
   Payments received from contract owners                 107,009       48,644     8,351,546   1,605,826,369   1,269,301,311
   Payments for contract benefits or terminations      (2,154,766)    (892,875)   (7,726,025)   (296,188,639)   (172,955,127)
   Transfers between sub-accounts (including
     fixed account), net                                 (494,177)    (115,799)   (3,630,264)    428,180,751     396,960,493
   Contract maintenance charges                           (13,142)     (10,850)     (475,314)    (89,330,369)    (56,144,717)
   Adjustments to net assets allocated to contracts
     in payout period                                       3,665        6,016           553              50             945
                                                      -----------   ----------  ------------  --------------  --------------
Increase (decrease) in net assets from contract
  transactions                                         (2,551,411)    (964,864)   (3,479,504)  1,648,488,162   1,437,162,905
                                                      -----------   ----------  ------------  --------------  --------------
Increase (decrease) in net assets                      (2,425,918)    (945,131)   (3,540,566)  1,064,851,456   1,062,424,462
Net assets at beginning of period                      26,670,331    6,948,652    90,761,106   7,575,040,025   4,390,062,545
                                                      -----------   ----------  ------------  --------------  --------------
Net assets at end of period                           $24,244,413   $6,003,521  $ 87,220,540  $8,639,891,481  $5,452,487,007
                                                      ===========   ==========  ============  ==============  ==============
Beginning units                                         1,177,216      314,435     4,559,563     606,848,166     353,964,056
Units issued                                               45,821        8,173     1,008,237     181,721,591     149,085,861
Units redeemed                                           (158,496)     (51,923)   (1,151,750)    (48,367,881)    (31,674,805)
                                                      -----------   ----------  ------------  --------------  --------------
Ending units                                            1,064,541      270,685     4,416,050     740,201,876     471,375,112
                                                      ===========   ==========  ============  ==============  ==============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST         SAST          SAST
                                                               Emerging     Emerging      Emerging     SAST Equity   SAST Equity
                                                                Markets      Markets       Markets    Opportunities Opportunities
                                                               Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                                                Class 1      Class 2       Class 3       Class 1       Class 2
                                                              -----------  -----------  ------------  ------------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $   397,037  $    64,803  $  1,894,746   $   199,731   $   24,573
   Mortality and expense risk and administrative charges         (289,624)     (58,240)   (1,724,278)     (393,181)     (66,519)
                                                              -----------  -----------  ------------   -----------   ----------
   Net investment income (loss)                                   107,413        6,563       170,468      (193,450)     (41,946)
   Net realized gain (loss)                                       (96,272)     (65,714)   (2,587,423)    1,688,706      600,560
   Capital gain distribution from mutual funds                         --           --            --       819,000      130,280
   Change in unrealized appreciation (depreciation) of
     investments                                                1,577,546      388,078    11,895,255       124,575     (303,023)
                                                              -----------  -----------  ------------   -----------   ----------
Increase (decrease) in net assets from operations               1,588,687      328,927     9,478,300     2,438,831      385,871
                                                              -----------  -----------  ------------   -----------   ----------
From contract transactions:
   Payments received from contract owners                          71,514       16,593     2,331,160        93,706        5,316
   Payments for contract benefits or terminations              (1,803,439)    (456,393)  (10,436,912)   (3,089,201)    (562,763)
   Transfers between sub-accounts (including fixed
     account), net                                                (48,757)    (256,438)   (3,390,066)     (493,986)    (427,890)
   Contract maintenance charges                                   (13,188)      (8,485)     (872,327)      (14,921)      (9,202)
   Adjustments to net assets allocated to contracts in
     payout period                                                 (1,452)          22           725         1,784           50
                                                              -----------  -----------  ------------   -----------   ----------
Increase (decrease) in net assets from contract transactions   (1,795,322)    (704,701)  (12,367,420)   (3,502,618)    (994,489)
                                                              -----------  -----------  ------------   -----------   ----------
Increase (decrease) in net assets                                (206,635)    (375,774)   (2,889,120)   (1,063,787)    (608,618)
Net assets at beginning of period                              19,255,249    3,802,798   115,010,939    26,677,332    4,563,032
                                                              -----------  -----------  ------------   -----------   ----------
Net assets at end of period                                   $19,048,614  $ 3,427,024  $112,121,819   $25,613,545   $3,954,414
                                                              ===========  ===========  ============   ===========   ==========
Beginning units                                                 1,304,541      265,542    10,266,018       884,704      155,376
Units issued                                                      103,726       10,636     1,168,397        18,571        3,789
Units redeemed                                                   (224,613)     (56,234)   (2,118,345)     (131,235)     (36,517)
                                                              -----------  -----------  ------------   -----------   ----------
Ending units                                                    1,183,654      219,944     9,316,070       772,040      122,648
                                                              ===========  ===========  ============   ===========   ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $   395,458  $    71,907  $  1,957,747   $   161,149   $   19,612
   Mortality and expense risk and administrative charges         (360,533)     (72,921)   (1,990,550)     (436,551)     (75,781)
                                                              -----------  -----------  ------------   -----------   ----------
   Net investment income (loss)                                    34,925       (1,014)      (32,803)     (275,402)     (56,169)
   Net realized gain (loss)                                       404,396       15,191       305,720     1,970,509      413,797
   Capital gain distribution from mutual funds                         --           --            --     1,202,760      205,310
   Change in unrealized appreciation (depreciation) of
     investments                                               (4,042,650)    (721,859)  (20,011,688)   (2,479,442)    (504,100)
                                                              -----------  -----------  ------------   -----------   ----------
Increase (decrease) in net assets from operations              (3,603,329)    (707,682)  (19,738,771)      418,425       58,838
                                                              -----------  -----------  ------------   -----------   ----------
From contract transactions:
   Payments received from contract owners                          73,293       13,810     3,669,712       307,649       16,386
   Payments for contract benefits or terminations              (2,194,941)    (384,598)  (12,973,053)   (3,640,547)    (465,473)
   Transfers between sub-accounts (including fixed
     account), net                                               (781,111)    (166,488)    9,757,136      (623,258)    (205,842)
   Contract maintenance charges                                   (17,542)      (9,786)     (907,895)      (15,854)      (8,961)
   Adjustments to net assets allocated to contracts in
     payout period                                                  2,092          377           113         3,725           98
                                                              -----------  -----------  ------------   -----------   ----------
Increase (decrease) in net assets from contract transactions   (2,918,209)    (546,685)     (453,987)   (3,968,285)    (663,792)
                                                              -----------  -----------  ------------   -----------   ----------
Increase (decrease) in net assets                              (6,521,538)  (1,254,367)  (20,192,758)   (3,549,860)    (604,954)
Net assets at beginning of period                              25,776,787    5,057,165   135,203,697    30,227,192    5,167,986
                                                              -----------  -----------  ------------   -----------   ----------
Net assets at end of period                                   $19,255,249  $ 3,802,798  $115,010,939   $26,677,332   $4,563,032
                                                              ===========  ===========  ============   ===========   ==========
Beginning units                                                 1,474,476      297,399     9,927,054     1,016,868      178,293
Units issued                                                       94,003       20,872     1,947,767        29,195        2,732
Units redeemed                                                   (263,938)     (52,729)   (1,608,803)     (161,359)     (25,649)
                                                              -----------  -----------  ------------   -----------   ----------
Ending units                                                    1,304,541      265,542    10,266,018       884,704      155,376
                                                              ===========  ===========  ============   ===========   ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                          SAST         SAST
                                                               SAST Equity  SAST Foreign SAST Foreign  Fundamental  Fundamental
                                                              Opportunities    Value        Value        Growth       Growth
                                                                Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                                                 Class 3      Class 2      Class 3       Class 1      Class 2
                                                              ------------- ------------ ------------  -----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                   $   272,834  $   234,605  $  6,769,480  $        --  $       --
   Mortality and expense risk and administrative charges          (749,314)    (210,645)   (6,018,717)    (546,692)    (34,915)
                                                               -----------  -----------  ------------  -----------  ----------
   Net investment income (loss)                                   (476,480)      23,960       750,763     (546,692)    (34,915)
   Net realized gain (loss)                                      2,865,663       99,325     2,539,477      443,466     107,707
   Capital gain distribution from mutual funds                   1,608,392      258,050     7,798,602    3,110,289     194,548
   Change in unrealized appreciation (depreciation) of
     investments                                                   627,250     (502,210)  (12,719,964)  (3,244,685)   (287,165)
                                                               -----------  -----------  ------------  -----------  ----------
Increase (decrease) in net assets from operations                4,624,825     (120,875)   (1,631,122)    (237,622)    (19,825)
                                                               -----------  -----------  ------------  -----------  ----------
From contract transactions:
   Payments received from contract owners                        5,257,520       36,539     4,998,521      126,419       2,522
   Payments for contract benefits or terminations               (4,710,464)  (1,932,037)  (32,672,160)  (3,666,395)   (127,721)
   Transfers between sub-accounts (including fixed
     account), net                                               1,583,487     (181,845)   13,260,650   (1,010,002)   (127,609)
   Contract maintenance charges                                   (240,475)     (41,983)   (3,247,444)     (28,596)     (3,085)
   Adjustments to net assets allocated to contracts in
     payout period                                                    (211)         (67)          317        1,770          --
                                                               -----------  -----------  ------------  -----------  ----------
Increase (decrease) in net assets from contract transactions     1,889,857   (2,119,393)  (17,660,116)  (4,576,804)   (255,893)
                                                               -----------  -----------  ------------  -----------  ----------
Increase (decrease) in net assets                                6,514,682   (2,240,268)  (19,291,238)  (4,814,426)   (275,718)
Net assets at beginning of period                               47,259,715   15,361,549   414,556,491   38,923,276   2,351,698
                                                               -----------  -----------  ------------  -----------  ----------
Net assets at end of period                                    $53,774,397  $13,121,281  $395,265,253  $34,108,850  $2,075,980
                                                               ===========  ===========  ============  ===========  ==========
Beginning units                                                  2,277,826      850,802    32,156,715    1,415,118      88,179
Units issued                                                       609,218       33,187     3,464,400       13,641       1,379
Units redeemed                                                    (408,392)    (154,871)   (4,604,736)    (182,206)    (11,083)
                                                               -----------  -----------  ------------  -----------  ----------
Ending units                                                     2,478,652      729,118    31,016,379    1,246,553      78,475
                                                               ===========  ===========  ============  ===========  ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                   $   178,182  $   332,745  $  8,498,912  $        --  $       --
   Mortality and expense risk and administrative charges          (754,789)    (276,729)   (7,081,293)    (641,910)    (40,841)
                                                               -----------  -----------  ------------  -----------  ----------
   Net investment income (loss)                                   (576,607)      56,016     1,417,619     (641,910)    (40,841)
   Net realized gain (loss)                                      3,721,184      657,006    13,854,732    1,650,829     194,174
   Capital gain distribution from mutual funds                   2,110,903           --            --    7,055,335     430,872
   Change in unrealized appreciation (depreciation) of
     investments                                                (4,775,888)  (1,588,823)  (39,691,593)  (8,021,073)   (587,049)
                                                               -----------  -----------  ------------  -----------  ----------
Increase (decrease) in net assets from operations                  479,592     (875,801)  (24,419,242)      43,181      (2,844)
                                                               -----------  -----------  ------------  -----------  ----------
From contract transactions:
   Payments received from contract owners                        3,275,646       48,999     8,275,028      241,881       4,596
   Payments for contract benefits or terminations               (5,071,415)  (2,939,657)  (44,324,748)  (4,897,711)   (301,587)
   Transfers between sub-accounts (including fixed
     account), net                                                (524,905)    (242,804)    4,880,957   (1,071,625)    (80,467)
   Contract maintenance charges                                   (233,058)     (48,684)   (3,360,808)     (31,038)     (3,329)
   Adjustments to net assets allocated to contracts in
     payout period                                                   1,064        1,503        (1,438)        (574)         (3)
                                                               -----------  -----------  ------------  -----------  ----------
Increase (decrease) in net assets from contract transactions    (2,552,668)  (3,180,643)  (34,531,009)  (5,759,067)   (380,790)
                                                               -----------  -----------  ------------  -----------  ----------
Increase (decrease) in net assets                               (2,073,076)  (4,056,444)  (58,950,251)  (5,715,886)   (383,634)
Net assets at beginning of period                               49,332,791   19,417,993   473,506,742   44,639,162   2,735,332
                                                               -----------  -----------  ------------  -----------  ----------
Net assets at end of period                                    $47,259,715  $15,361,549  $414,556,491  $38,923,276  $2,351,698
                                                               ===========  ===========  ============  ===========  ==========
Beginning units                                                  2,312,895    1,008,127    33,869,805    1,622,691     102,334
Units issued                                                       444,449       35,597     3,745,392       17,866         430
Units redeemed                                                    (479,518)    (192,922)   (5,458,482)    (225,439)    (14,585)
                                                               -----------  -----------  ------------  -----------  ----------
Ending units                                                     2,277,826      850,802    32,156,715    1,415,118      88,179
                                                               ===========  ===========  ============  ===========  ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                             SAST
                                                          Fundamental                                               SAST Global
                                                            Growth      SAST Global    SAST Global    SAST Global    Equities
                                                           Portfolio   Bond Portfolio Bond Portfolio Bond Portfolio  Portfolio
                                                            Class 3       Class 1        Class 2        Class 3       Class 1
                                                         ------------  -------------- -------------- -------------- -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $         --   $    69,455    $     6,827    $    155,440  $   542,236
   Mortality and expense risk and administrative
     charges                                                 (923,756)     (368,475)       (85,783)     (3,270,444)    (585,214)
                                                         ------------   -----------    -----------    ------------  -----------
   Net investment income (loss)                              (923,756)     (299,020)       (78,956)     (3,115,004)     (42,978)
   Net realized gain (loss)                                 2,457,241      (414,141)       (90,456)     (3,813,755)   1,628,795
   Capital gain distribution from mutual funds              5,232,420            --             --              --           --
   Change in unrealized appreciation (depreciation) of
     investments                                           (7,338,150)      847,410        192,894       4,421,471     (174,178)
                                                         ------------   -----------    -----------    ------------  -----------
Increase (decrease) in net assets from operations            (572,245)      134,249         23,482      (2,507,288)   1,411,639
                                                         ------------   -----------    -----------    ------------  -----------
From contract transactions:
   Payments received from contract owners                     768,982       113,257         15,605      11,003,104      193,685
   Payments for contract benefits or terminations          (5,855,693)   (2,820,700)      (715,828)    (17,515,283)  (3,938,541)
   Transfers between sub-accounts (including fixed
     account), net                                          2,247,746    (1,248,488)        86,666      45,302,179   (1,245,967)
   Contract maintenance charges                              (445,503)      (10,934)       (11,271)     (2,020,882)     (18,989)
   Adjustments to net assets allocated to contracts in
     payout period                                              4,579         4,715            241             283         (170)
                                                         ------------   -----------    -----------    ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                             (3,279,889)   (3,962,150)      (624,587)     36,769,401   (5,009,982)
                                                         ------------   -----------    -----------    ------------  -----------
Increase (decrease) in net assets                          (3,852,134)   (3,827,901)      (601,105)     34,262,113   (3,598,343)
Net assets at beginning of period                          61,636,248    24,924,012      5,495,172     192,172,533   41,529,894
                                                         ------------   -----------    -----------    ------------  -----------
Net assets at end of period                              $ 57,784,114   $21,096,111    $ 4,894,067    $226,434,646  $37,931,551
                                                         ============   ===========    ===========    ============  ===========
Beginning units                                             2,639,948     1,154,392        261,329      13,485,814    1,560,225
Units issued                                                  260,313        43,658         21,379       6,454,698       19,603
Units redeemed                                               (373,844)     (219,182)       (48,830)     (3,351,489)    (211,297)
                                                         ------------   -----------    -----------    ------------  -----------
Ending units                                                2,526,417       978,868        233,878      16,589,023    1,368,531
                                                         ============   ===========    ===========    ============  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $         --   $        --    $        --    $         --  $   639,575
   Mortality and expense risk and administrative
     charges                                               (1,082,225)     (416,774)       (98,751)     (3,095,851)    (707,087)
                                                         ------------   -----------    -----------    ------------  -----------
   Net investment income (loss)                            (1,082,225)     (416,774)       (98,751)     (3,095,851)     (67,512)
   Net realized gain (loss)                                 5,573,407      (711,468)      (277,472)     (6,756,851)   2,312,141
   Capital gain distribution from mutual funds             11,759,646       116,808         26,584         870,822      101,107
   Change in unrealized appreciation (depreciation) of
     investments                                          (16,292,542)     (251,752)        37,496        (556,690)  (3,424,569)
                                                         ------------   -----------    -----------    ------------  -----------
Increase (decrease) in net assets from operations             (41,714)   (1,263,186)      (312,143)     (9,538,570)  (1,078,833)
                                                         ------------   -----------    -----------    ------------  -----------
From contract transactions:
   Payments received from contract owners                     833,799       143,901         22,242      10,205,826      230,166
   Payments for contract benefits or terminations          (7,643,195)   (3,159,313)    (1,298,861)    (20,338,919)  (5,583,084)
   Transfers between sub-accounts (including fixed
     account), net                                         (2,916,139)   (1,136,876)      (220,573)        878,584     (812,597)
   Contract maintenance charges                              (479,604)      (11,444)       (11,335)     (1,643,471)     (21,716)
   Adjustments to net assets allocated to contracts in
     payout period                                             (3,591)        2,993            153             249          404
                                                         ------------   -----------    -----------    ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (10,208,730)   (4,160,739)    (1,508,374)    (10,897,731)  (6,186,827)
                                                         ------------   -----------    -----------    ------------  -----------
Increase (decrease) in net assets                         (10,250,444)   (5,423,925)    (1,820,517)    (20,436,301)  (7,265,660)
Net assets at beginning of period                          71,886,692    30,347,937      7,315,689     212,608,834   48,795,554
                                                         ------------   -----------    -----------    ------------  -----------
Net assets at end of period                              $ 61,636,248   $24,924,012    $ 5,495,172    $192,172,533  $41,529,894
                                                         ============   ===========    ===========    ============  ===========
Beginning units                                             3,052,407     1,344,763        332,059      13,896,825    1,782,689
Units issued                                                  178,767        63,008         16,653       2,742,948       31,782
Units redeemed                                               (591,226)     (253,379)       (87,383)     (3,153,959)    (254,246)
                                                         ------------   -----------    -----------    ------------  -----------
Ending units                                                2,639,948     1,154,392        261,329      13,485,814    1,560,225
                                                         ============   ===========    ===========    ============  ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                              SAST Global SAST Global   SAST Growth   SAST Growth   SAST Growth
                                                               Equities    Equities    Opportunities Opportunities Opportunities
                                                               Portfolio   Portfolio     Portfolio     Portfolio     Portfolio
                                                                Class 2     Class 3       Class 1       Class 2       Class 3
                                                              ----------- -----------  ------------- ------------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $   46,102  $   332,895   $        --   $       --   $         --
   Mortality and expense risk and administrative charges         (58,430)    (446,523)     (107,032)     (41,747)    (2,065,390)
                                                              ----------  -----------   -----------   ----------   ------------
   Net investment income (loss)                                  (12,328)    (113,628)     (107,032)     (41,747)    (2,065,390)
   Net realized gain (loss)                                      185,020    1,674,472       208,361       47,325      1,988,339
   Capital gain distribution from mutual funds                        --           --       574,975      222,796     11,892,331
   Change in unrealized appreciation (depreciation) of
     investments                                                 (42,156)    (601,834)     (582,674)    (187,354)    (9,245,369)
                                                              ----------  -----------   -----------   ----------   ------------
Increase (decrease) in net assets from operations                130,536      959,010        93,630       41,020      2,569,911
                                                              ----------  -----------   -----------   ----------   ------------
From contract transactions:
   Payments received from contract owners                          3,489      759,362        30,450        6,376        672,884
   Payments for contract benefits or terminations               (600,266)  (3,015,253)     (704,852)    (364,550)   (11,648,114)
   Transfers between sub-accounts (including fixed
     account), net                                              (111,352)    (789,446)     (574,450)     (24,481)     1,375,706
   Contract maintenance charges                                   (7,423)    (188,148)       (5,167)      (4,488)    (1,267,191)
   Adjustments to net assets allocated to contracts in
     payout period                                                    93          185           385         (327)          (799)
                                                              ----------  -----------   -----------   ----------   ------------
Increase (decrease) in net assets from contract transactions    (715,459)  (3,233,300)   (1,253,634)    (387,470)   (10,867,514)
                                                              ----------  -----------   -----------   ----------   ------------
Increase (decrease) in net assets                               (584,923)  (2,274,290)   (1,160,004)    (346,450)    (8,297,603)
Net assets at beginning of period                              4,181,865   31,044,338     7,991,488    3,013,929    143,143,825
                                                              ----------  -----------   -----------   ----------   ------------
Net assets at end of period                                   $3,596,942  $28,770,048   $ 6,831,484   $2,667,479   $134,846,222
                                                              ==========  ===========   ===========   ==========   ============
Beginning units                                                  159,931    1,934,461       866,277      335,794     11,845,744
Units issued                                                       2,064      226,626        24,635        7,853        852,639
Units redeemed                                                   (29,658)    (392,577)     (167,769)     (53,444)    (1,872,103)
                                                              ----------  -----------   -----------   ----------   ------------
Ending units                                                     132,337    1,768,510       723,143      290,203     10,826,280
                                                              ==========  ===========   ===========   ==========   ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $   55,934  $   390,968   $        --   $       --   $         --
   Mortality and expense risk and administrative charges         (70,392)    (520,215)     (139,369)     (53,361)    (2,436,924)
                                                              ----------  -----------   -----------   ----------   ------------
   Net investment income (loss)                                  (14,458)    (129,247)     (139,369)     (53,361)    (2,436,924)
   Net realized gain (loss)                                      226,233    1,965,441       700,028      171,892     10,302,743
   Capital gain distribution from mutual funds                    10,015       75,169     1,054,809      402,585     19,737,461
   Change in unrealized appreciation (depreciation) of
     investments                                                (330,958)  (2,833,042)   (1,788,912)    (568,987)   (29,122,981)
                                                              ----------  -----------   -----------   ----------   ------------
Increase (decrease) in net assets from operations               (109,168)    (921,679)     (173,444)     (47,871)    (1,519,701)
                                                              ----------  -----------   -----------   ----------   ------------
From contract transactions:
   Payments received from contract owners                         23,413    1,668,060        85,243       17,558      1,518,903
   Payments for contract benefits or terminations               (377,868)  (3,157,275)   (1,445,119)    (361,913)   (15,258,946)
   Transfers between sub-accounts (including fixed
     account), net                                              (231,806)    (228,382)      567,611      (33,178)    (3,802,639)
   Contract maintenance charges                                   (8,200)    (201,845)       (5,767)      (4,712)    (1,312,780)
   Adjustments to net assets allocated to contracts in
     payout period                                                   236          272           493         (154)           596
                                                              ----------  -----------   -----------   ----------   ------------
Increase (decrease) in net assets from contract transactions    (594,225)  (1,919,170)     (797,539)    (382,399)   (18,854,866)
                                                              ----------  -----------   -----------   ----------   ------------
Increase (decrease) in net assets                               (703,393)  (2,840,849)     (970,983)    (430,270)   (20,374,567)
Net assets at beginning of period                              4,885,258   33,885,187     8,962,471    3,444,199    163,518,392
                                                              ----------  -----------   -----------   ----------   ------------
Net assets at end of period                                   $4,181,865  $31,044,338   $ 7,991,488   $3,013,929   $143,143,825
                                                              ==========  ===========   ===========   ==========   ============
Beginning units                                                  181,447    1,979,213       950,542      374,713     13,426,390
Units issued                                                       5,448      309,982       163,255       16,866      1,345,190
Units redeemed                                                   (26,964)    (354,734)     (247,520)     (55,785)    (2,925,836)
                                                              ----------  -----------   -----------   ----------   ------------
Ending units                                                     159,931    1,934,461       866,277      335,794     11,845,744
                                                              ==========  ===========   ===========   ==========   ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                             SAST         SAST          SAST
                                                            Growth-      Growth-       Growth-     SAST High-   SAST High-
                                                            Income       Income        Income      Yield Bond   Yield Bond
                                                           Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                                                            Class 1      Class 2       Class 3      Class 1      Class 2
                                                         ------------  -----------  ------------  -----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $  2,263,362  $   151,896  $  2,132,375  $ 2,695,808  $   549,155
   Mortality and expense risk and administrative
     charges                                               (1,794,262)    (137,064)   (1,902,978)    (634,177)    (134,697)
                                                         ------------  -----------  ------------  -----------  -----------
   Net investment income (loss)                               469,100       14,832       229,397    2,061,631      414,458
   Net realized gain (loss)                                 5,722,502      540,476     6,870,453     (704,560)     192,372
   Capital gain distribution from mutual funds              3,915,428      286,637     4,220,760           --           --
   Change in unrealized appreciation (depreciation) of
     investments                                            5,185,070      259,084     4,760,153    5,056,486      679,374
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from operations          15,292,100    1,101,029    16,080,763    6,413,557    1,286,204
                                                         ------------  -----------  ------------  -----------  -----------
From contract transactions:
   Payments received from contract owners                     418,036        9,433    10,041,915      289,374       17,767
   Payments for contract benefits or terminations         (12,748,305)    (822,111)  (10,281,423)  (6,233,150)    (880,927)
   Transfers between sub-accounts (including fixed
     account), net                                         (2,473,870)    (421,135)   (3,032,192)   1,471,064   (1,328,000)
   Contract maintenance charges                               (58,723)     (13,108)     (957,844)     (19,012)     (18,827)
   Adjustments to net assets allocated to contracts in
     payout period                                             13,405       (2,017)          370       (8,611)        (226)
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (14,849,457)  (1,248,938)   (4,229,174)  (4,500,335)  (2,210,213)
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets                             442,643     (147,909)   11,851,589    1,913,222     (924,009)
Net assets at beginning of period                         120,413,846    8,925,661   121,964,310   39,987,023    8,631,972
                                                         ------------  -----------  ------------  -----------  -----------
Net assets at end of period                              $120,856,489  $ 8,777,752  $133,815,899  $41,900,245  $ 7,707,963
                                                         ============  ===========  ============  ===========  ===========
Beginning units                                             2,684,512      203,079     6,771,445    1,530,919      340,698
Units issued                                                   43,618        2,250     1,196,741      439,313        5,271
Units redeemed                                               (354,866)     (29,572)   (1,306,422)    (592,778)     (84,491)
                                                         ------------  -----------  ------------  -----------  -----------
Ending units                                                2,373,264      175,757     6,661,764    1,377,454      261,478
                                                         ============  ===========  ============  ===========  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $  2,250,939  $   149,916  $  1,974,684  $ 2,300,372  $   483,388
   Mortality and expense risk and administrative
     charges                                               (2,010,370)    (149,301)   (1,955,762)    (731,470)    (157,246)
                                                         ------------  -----------  ------------  -----------  -----------
   Net investment income (loss)                               240,569          615        18,922    1,568,902      326,142
   Net realized gain (loss)                                 7,516,108      417,393     5,730,732     (250,012)     205,727
   Capital gain distribution from mutual funds              4,817,283      353,006     4,835,015           --           --
   Change in unrealized appreciation (depreciation) of
     investments                                          (17,496,190)  (1,140,875)  (15,701,303)  (3,689,667)  (1,061,314)
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from operations          (4,922,230)    (369,861)   (5,116,634)  (2,370,777)    (529,445)
                                                         ------------  -----------  ------------  -----------  -----------
From contract transactions:
   Payments received from contract owners                     984,370       25,936     6,916,039      198,615       25,578
   Payments for contract benefits or terminations         (16,562,135)    (780,807)  (10,558,408)  (5,834,182)  (1,199,093)
   Transfers between sub-accounts (including fixed
     account), net                                         (2,859,852)     264,009     4,805,653   (1,808,940)    (433,244)
   Contract maintenance charges                               (62,150)     (13,486)     (919,901)     (20,791)     (18,387)
   Adjustments to net assets allocated to contracts in
     payout period                                             31,056        3,521        (1,136)      (3,391)         592
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (18,468,711)    (500,827)      242,247   (7,468,689)  (1,624,554)
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets                         (23,390,941)    (870,688)   (4,874,387)  (9,839,466)  (2,153,999)
Net assets at beginning of period                         143,804,787    9,796,349   126,838,697   49,826,489   10,785,971
                                                         ------------  -----------  ------------  -----------  -----------
Net assets at end of period                              $120,413,846  $ 8,925,661  $121,964,310  $39,987,023  $ 8,631,972
                                                         ============  ===========  ============  ===========  ===========
Beginning units                                             3,090,161      214,369     6,612,547    1,797,984      400,553
Units issued                                                   51,317       12,151     1,137,285      477,276        8,916
Units redeemed                                               (456,966)     (23,441)     (978,387)    (744,341)     (68,771)
                                                         ------------  -----------  ------------  -----------  -----------
Ending units                                                2,684,512      203,079     6,771,445    1,530,919      340,698
                                                         ============  ===========  ============  ===========  ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                           SAST          SAST          SAST          SAST
                                                                       International International International International
                                                          SAST High-    Diversified   Diversified   Diversified   Growth and
                                                          Yield Bond     Equities      Equities      Equities       Income
                                                          Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                                           Class 3        Class 1       Class 2       Class 3       Class 1
                                                         ------------  ------------- ------------- ------------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $  7,770,875   $   363,454   $   112,085  $  1,158,796   $   520,769
   Mortality and expense risk and administrative
     charges                                               (1,826,200)     (436,424)     (166,744)   (1,833,294)     (427,842)
                                                         ------------   -----------   -----------  ------------   -----------
   Net investment income (loss)                             5,944,675       (72,970)      (54,659)     (674,498)       92,927
   Net realized gain (loss)                                (2,492,050)     (526,304)      231,822       (95,977)   (1,159,206)
   Change in unrealized appreciation (depreciation) of
     investments                                           14,459,063      (492,283)     (607,800)   (3,976,309)      956,890
                                                         ------------   -----------   -----------  ------------   -----------
Increase (decrease) in net assets from operations          17,911,688    (1,091,557)     (430,637)   (4,746,784)     (109,389)
                                                         ------------   -----------   -----------  ------------   -----------
From contract transactions:
   Payments received from contract owners                   4,715,624        86,745        17,678     4,347,775       122,591
   Payments for contract benefits or terminations         (12,888,209)   (2,793,249)   (1,575,969)  (13,434,689)   (2,962,517)
   Transfers between sub-accounts (including fixed
     account), net                                          7,769,645      (815,794)     (146,812)    5,406,923      (472,387)
   Contract maintenance charges                              (684,761)      (15,852)      (31,629)     (687,614)      (17,367)
   Adjustments to net assets allocated to contracts in
     payout period                                               (878)        2,754            68         4,970        (1,497)
                                                         ------------   -----------   -----------  ------------   -----------
Increase (decrease) in net assets from contract
  transactions                                             (1,088,579)   (3,535,396)   (1,736,664)   (4,362,635)   (3,331,177)
                                                         ------------   -----------   -----------  ------------   -----------
Increase (decrease) in net assets                          16,823,109    (4,626,953)   (2,167,301)   (9,109,419)   (3,440,566)
Net assets at beginning of period                         107,056,210    31,857,235    12,117,412   125,577,521    30,686,610
                                                         ------------   -----------   -----------  ------------   -----------
Net assets at end of period                              $123,879,319   $27,230,282   $ 9,950,111  $116,468,102   $27,246,044
                                                         ============   ===========   ===========  ============   ===========
Beginning units                                             6,475,263     2,312,299       902,973    10,118,896     2,077,122
Units issued                                                3,189,710       249,061        36,495     1,509,112        91,419
Units redeemed                                             (2,974,948)     (514,682)     (169,903)   (1,764,039)     (323,436)
                                                         ------------   -----------   -----------  ------------   -----------
Ending units                                                6,690,025     2,046,678       769,565     9,863,969     1,845,105
                                                         ============   ===========   ===========  ============   ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $  6,107,125   $   693,993   $   247,541  $  2,382,555   $   870,025
   Mortality and expense risk and administrative
     charges                                               (1,950,687)     (537,202)     (212,931)   (2,170,120)     (536,874)
                                                         ------------   -----------   -----------  ------------   -----------
   Net investment income (loss)                             4,156,438       156,791        34,610       212,435       333,151
   Net realized gain (loss)                                (1,134,366)       55,469       531,414     2,479,789      (672,350)
   Change in unrealized appreciation (depreciation) of
     investments                                           (9,716,031)     (581,658)     (653,035)   (4,048,951)     (466,951)
                                                         ------------   -----------   -----------  ------------   -----------
Increase (decrease) in net assets from operations          (6,693,959)     (369,398)      (87,011)   (1,356,727)     (806,150)
                                                         ------------   -----------   -----------  ------------   -----------
From contract transactions:
   Payments received from contract owners                   4,974,670       239,377        12,792     3,626,145       136,932
   Payments for contract benefits or terminations         (15,347,071)   (4,611,538)   (2,206,735)  (17,906,446)   (4,640,486)
   Transfers between sub-accounts (including fixed
     account), net                                         (3,239,103)    1,739,213       249,555     2,678,003      (266,332)
   Contract maintenance charges                              (701,092)      (17,769)      (36,252)     (746,780)      (19,518)
   Adjustments to net assets allocated to contracts in
     payout period                                                560         2,443           220        (4,567)          202
                                                         ------------   -----------   -----------  ------------   -----------
Increase (decrease) in net assets from contract
  transactions                                            (14,312,036)   (2,648,274)   (1,980,420)  (12,353,645)   (4,789,202)
                                                         ------------   -----------   -----------  ------------   -----------
Increase (decrease) in net assets                         (21,005,995)   (3,017,672)   (2,067,431)  (13,710,372)   (5,595,352)
Net assets at beginning of period                         128,062,205    34,874,907    14,184,843   139,287,893    36,281,962
                                                         ------------   -----------   -----------  ------------   -----------
Net assets at end of period                              $107,056,210   $31,857,235   $12,117,412  $125,577,521   $30,686,610
                                                         ============   ===========   ===========  ============   ===========
Beginning units                                             6,996,957     2,499,779     1,041,448    10,912,622     2,380,357
Units issued                                                3,837,499       353,681        57,486     1,345,671        58,941
Units redeemed                                             (4,359,193)     (541,161)     (195,961)   (2,139,397)     (362,176)
                                                         ------------   -----------   -----------  ------------   -----------
Ending units                                                6,475,263     2,312,299       902,973    10,118,896     2,077,122
                                                         ============   ===========   ===========  ============   ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                        SAST SA       SAST SA       SAST SA
                                                             SAST          SAST           MFS           MFS           MFS
                                                         International International Massachusetts Massachusetts Massachusetts
                                                          Growth and    Growth and     Investors     Investors     Investors
                                                            Income        Income         Trust         Trust         Trust
                                                           Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                            Class 2       Class 3       Class 1       Class 2       Class 3
                                                         ------------- ------------- ------------- ------------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                              $    85,059  $  1,880,030   $   403,382   $    53,005  $  1,562,229
   Mortality and expense risk and administrative
     charges                                                  (79,396)   (1,875,226)     (693,204)     (126,598)   (3,770,326)
                                                          -----------  ------------   -----------   -----------  ------------
   Net investment income (loss)                                 5,663         4,804      (289,822)      (73,593)   (2,208,097)
   Net realized gain (loss)                                   (52,326)      303,404     2,533,600     1,004,550    11,375,126
   Capital gain distribution from mutual funds                     --            --     3,919,174       656,308    21,510,027
   Change in unrealized appreciation (depreciation) of
     investments                                               20,317      (933,180)   (3,135,466)   (1,075,428)  (14,709,618)
                                                          -----------  ------------   -----------   -----------  ------------
Increase (decrease) in net assets from operations             (26,346)     (624,972)    3,027,486       511,837    15,967,438
                                                          -----------  ------------   -----------   -----------  ------------
From contract transactions:
   Payments received from contract owners                      17,745       658,843       386,406         6,147     8,232,929
   Payments for contract benefits or terminations            (674,117)  (14,015,746)   (4,743,102)   (1,196,627)  (20,910,274)
   Transfers between sub-accounts (including fixed
     account), net                                            121,331     3,900,676      (923,949)     (316,298)   (1,789,602)
   Contract maintenance charges                                (9,628)     (865,860)      (25,873)      (18,124)   (2,162,678)
   Adjustments to net assets allocated to contracts in
     payout period                                                 89         3,146         6,774            76          (590)
                                                          -----------  ------------   -----------   -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                               (544,580)  (10,318,941)   (5,299,744)   (1,524,826)  (16,630,215)
                                                          -----------  ------------   -----------   -----------  ------------
Increase (decrease) in net assets                            (570,926)  (10,943,913)   (2,272,258)   (1,012,989)     (662,777)
Net assets at beginning of period                           5,482,966   126,607,772    47,895,981     9,141,033   252,203,843
                                                          -----------  ------------   -----------   -----------  ------------
Net assets at end of period                               $ 4,912,040  $115,663,859   $45,623,723   $ 8,128,044  $251,541,066
                                                          ===========  ============   ===========   ===========  ============
Beginning units                                               378,945     9,819,168     1,305,231       254,376    11,937,528
Units issued                                                   22,418       878,842        27,710        26,133     1,009,233
Units redeemed                                                (61,184)   (1,671,803)     (170,290)      (68,683)   (1,610,533)
                                                          -----------  ------------   -----------   -----------  ------------
Ending units                                                  340,179     9,026,207     1,162,651       211,826    11,336,228
                                                          ===========  ============   ===========   ===========  ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                              $   145,845  $  3,173,040   $   428,258   $    66,545  $  1,608,270
   Mortality and expense risk and administrative
     charges                                                  (99,486)   (2,250,832)     (792,019)     (158,783)   (4,180,771)
                                                          -----------  ------------   -----------   -----------  ------------
   Net investment income (loss)                                46,359       922,208      (363,761)      (92,238)   (2,572,501)
   Net realized gain (loss)                                    57,691     3,543,201     3,375,951       968,118    15,667,297
   Capital gain distribution from mutual funds                     --            --     2,416,738       469,490    12,830,622
   Change in unrealized appreciation (depreciation) of
     investments                                             (252,253)   (8,002,738)   (6,050,246)   (1,469,070)  (30,080,118)
                                                          -----------  ------------   -----------   -----------  ------------
Increase (decrease) in net assets from operations            (148,203)   (3,537,329)     (621,318)     (123,700)   (4,154,700)
                                                          -----------  ------------   -----------   -----------  ------------
From contract transactions:
   Payments received from contract owners                      12,819     1,827,160       328,823        24,388     7,669,617
   Payments for contract benefits or terminations            (947,650)  (16,947,514)   (5,984,625)   (1,548,042)  (24,390,860)
   Transfers between sub-accounts (including fixed
     account), net                                            (20,721)   (1,185,997)     (820,587)     (282,606)   (3,231,274)
   Contract maintenance charges                               (10,751)     (966,392)      (26,705)      (19,477)   (2,166,393)
   Adjustments to net assets allocated to contracts in
     payout period                                              1,257        (2,125)          284           889           811
                                                          -----------  ------------   -----------   -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                               (965,046)  (17,274,868)   (6,502,810)   (1,824,848)  (22,118,099)
                                                          -----------  ------------   -----------   -----------  ------------
Increase (decrease) in net assets                          (1,113,249)  (20,812,197)   (7,124,128)   (1,948,548)  (26,272,799)
Net assets at beginning of period                           6,596,215   147,419,969    55,020,109    11,089,581   278,476,642
                                                          -----------  ------------   -----------   -----------  ------------
Net assets at end of period                               $ 5,482,966  $126,607,772   $47,895,981   $ 9,141,033  $252,203,843
                                                          ===========  ============   ===========   ===========  ============
Beginning units                                               440,742    10,895,587     1,479,989       304,049    12,669,126
Units issued                                                   10,429       908,467        33,553         5,492     1,100,776
Units redeemed                                                (72,226)   (1,984,886)     (208,311)      (55,165)   (1,832,374)
                                                          -----------  ------------   -----------   -----------  ------------
Ending units                                                  378,945     9,819,168     1,305,231       254,376    11,937,528
                                                          ===========  ============   ===========   ===========  ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                            SAST SA      SAST SA       SAST SA
                                                           MFS Total    MFS Total     MFS Total    SAST Mid-    SAST Mid-
                                                          Return Bond  Return Bond   Return Bond   Cap Growth   Cap Growth
                                                           Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                                                            Class 1      Class 2       Class 3      Class 1      Class 2
                                                         ------------  -----------  ------------  -----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $  2,548,902  $   650,225  $  3,333,986  $        --  $        --
   Mortality and expense risk and administrative
     charges                                               (1,707,218)    (492,979)   (2,564,869)    (463,919)    (199,446)
                                                         ------------  -----------  ------------  -----------  -----------
   Net investment income (loss)                               841,684      157,246       769,117     (463,919)    (199,446)
   Net realized gain (loss)                                 3,893,658    1,318,936     6,272,452    2,059,035    1,086,453
   Capital gain distribution from mutual funds              6,428,687    1,773,224     9,512,885    3,634,473    1,542,025
   Change in unrealized appreciation (depreciation) of
     investments                                           (3,195,898)  (1,061,840)   (5,498,150)  (5,799,882)  (2,676,809)
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from operations           7,968,131    2,187,566    11,056,304     (570,293)    (247,777)
                                                         ------------  -----------  ------------  -----------  -----------
From contract transactions:
   Payments received from contract owners                     989,589       84,776     5,913,722      140,946        7,540
   Payments for contract benefits or terminations         (13,778,410)  (4,264,946)  (19,835,813)  (3,131,382)  (1,766,664)
   Transfers between sub-accounts (including fixed
     account), net                                         (1,003,940)    (768,518)    6,387,537   (1,530,196)    (250,855)
   Contract maintenance charges                               (49,350)     (54,047)     (703,029)     (17,559)     (27,580)
   Adjustments to net assets allocated to contracts in
     payout period                                              7,436          805           552        1,022           91
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (13,834,675)  (5,001,930)   (8,237,031)  (4,537,169)  (2,037,468)
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets                          (5,866,544)  (2,814,364)    2,819,273   (5,107,462)  (2,285,245)
Net assets at beginning of period                         114,450,996   32,707,582   165,023,988   33,856,155   14,230,012
                                                         ------------  -----------  ------------  -----------  -----------
Net assets at end of period                              $108,584,452  $29,893,218  $167,843,261  $28,748,693  $11,944,767
                                                         ============  ===========  ============  ===========  ===========
Beginning units                                             3,050,425      889,296     6,615,573    1,702,554      731,734
Units issued                                                   94,756       17,753     1,371,230       46,828       16,456
Units redeemed                                               (451,696)    (148,415)   (1,304,220)    (284,371)    (124,624)
                                                         ------------  -----------  ------------  -----------  -----------
Ending units                                                2,693,485      758,634     6,682,583    1,465,011      623,566
                                                         ============  ===========  ============  ===========  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $  2,985,727  $   783,354  $  3,774,679  $        --  $        --
   Mortality and expense risk and administrative
     charges                                               (1,935,118)    (563,025)   (2,837,933)    (569,529)    (246,519)
                                                         ------------  -----------  ------------  -----------  -----------
   Net investment income (loss)                             1,050,609      220,329       936,746     (569,529)    (246,519)
   Net realized gain (loss)                                 4,888,886    1,490,410     8,760,678    3,162,821    1,515,073
   Capital gain distribution from mutual funds                     --           --            --    2,688,787    1,153,269
   Change in unrealized appreciation (depreciation) of
     investments                                           (8,277,565)  (2,418,140)  (13,527,912)  (4,636,766)  (2,138,251)
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from operations          (2,338,070)    (707,401)   (3,830,488)     645,313      283,572
                                                         ------------  -----------  ------------  -----------  -----------
From contract transactions:
   Payments received from contract owners                   1,017,966       74,767     5,089,973      256,152       42,833
   Payments for contract benefits or terminations         (16,713,231)  (4,727,526)  (27,915,860)  (4,499,403)  (1,985,188)
   Transfers between sub-accounts (including fixed
     account), net                                         (2,430,035)    (873,608)    1,990,803      (82,626)    (394,497)
   Contract maintenance charges                               (52,612)     (57,553)     (730,512)     (19,631)     (30,676)
   Adjustments to net assets allocated to contracts in
     payout period                                              8,239           63         3,356        1,270          686
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (18,169,673)  (5,583,857)  (21,562,240)  (4,344,238)  (2,366,842)
                                                         ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets                         (20,507,743)  (6,291,258)  (25,392,728)  (3,698,925)  (2,083,270)
Net assets at beginning of period                         134,958,739   38,998,840   190,416,716   37,555,080   16,313,282
                                                         ------------  -----------  ------------  -----------  -----------
Net assets at end of period                              $114,450,996  $32,707,582  $165,023,988  $33,856,155  $14,230,012
                                                         ============  ===========  ============  ===========  ===========
Beginning units                                             3,528,804    1,037,331     7,127,285    1,917,446      848,710
Units issued                                                   74,227       11,085       833,873      142,418       17,929
Units redeemed                                               (552,606)    (159,120)   (1,345,585)    (357,310)    (134,905)
                                                         ------------  -----------  ------------  -----------  -----------
Ending units                                                3,050,425      889,296     6,615,573    1,702,554      731,734
                                                         ============  ===========  ============  ===========  ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                 SAST SA
                                                                                                                  Janus
                                                          SAST Mid-     SAST Real    SAST Real     SAST Real     Focused
                                                          Cap Growth     Estate       Estate        Estate       Growth
                                                          Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                                                           Class 3       Class 1      Class 2       Class 3      Class 1
                                                         ------------  -----------  -----------  ------------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $         --  $   632,031  $   152,370  $  3,731,396  $        --
   Mortality and expense risk and administrative
     charges                                               (1,614,725)    (420,166)    (110,359)   (2,960,105)    (174,294)
                                                         ------------  -----------  -----------  ------------  -----------
   Net investment income (loss)                            (1,614,725)     211,865       42,011       771,291     (174,294)
   Net realized gain (loss)                                 5,627,823    1,704,056      490,203    13,027,261      881,688
   Capital gain distribution from mutual funds             13,149,044    1,345,207      348,503     9,067,829    1,069,238
   Change in unrealized appreciation (depreciation) of
     investments                                          (18,975,341)  (1,413,572)    (423,542)   (9,996,755)  (2,175,508)
                                                         ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from operations          (1,813,199)   1,847,556      457,175    12,869,626     (398,876)
                                                         ------------  -----------  -----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                   1,967,142       24,641        5,502     2,150,968       31,890
   Payments for contract benefits or terminations          (9,256,081)  (3,270,674)    (678,535)  (18,438,342)  (1,191,016)
   Transfers between sub-accounts (including fixed
     account), net                                          4,105,936     (685,041)    (352,897)   (4,154,549)    (832,854)
   Contract maintenance charges                              (646,836)     (13,718)     (12,626)   (1,531,004)      (6,210)
   Adjustments to net assets allocated to contracts in
     payout period                                                (47)       1,952          171         5,480          388
                                                         ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                             (3,829,886)  (3,942,840)  (1,038,385)  (21,967,447)  (1,997,802)
                                                         ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets                          (5,643,085)  (2,095,284)    (581,210)   (9,097,821)  (2,396,678)
Net assets at beginning of period                         109,888,680   28,637,392    7,131,461   198,565,559   12,762,757
                                                         ------------  -----------  -----------  ------------  -----------
Net assets at end of period                              $104,245,595  $26,542,108  $ 6,550,251  $189,467,738  $10,366,079
                                                         ============  ===========  ===========  ============  ===========
Beginning units                                             5,678,575      847,955      217,424    11,096,011      706,390
Units issued                                                  741,520       45,621       13,854     1,266,102       18,647
Units redeemed                                               (944,897)    (158,886)     (44,328)   (2,254,643)    (134,319)
                                                         ------------  -----------  -----------  ------------  -----------
Ending units                                                5,475,198      734,690      186,950    10,107,470      590,718
                                                         ============  ===========  ===========  ============  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $         --  $   529,901  $   119,627  $  3,198,089  $        --
   Mortality and expense risk and administrative
     charges                                               (1,833,426)    (468,264)    (122,207)   (3,378,665)    (221,462)
                                                         ------------  -----------  -----------  ------------  -----------
   Net investment income (loss)                            (1,833,426)      61,637       (2,580)     (180,576)    (221,462)
   Net realized gain (loss)                                11,820,249    1,952,315      633,296    18,376,334    1,375,194
   Capital gain distribution from mutual funds              8,830,460    2,763,345      691,358    19,802,105      618,868
   Change in unrealized appreciation (depreciation) of
     investments                                          (16,888,326)  (4,745,800)  (1,317,361)  (37,667,410)  (1,958,866)
                                                         ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from operations           1,928,957       31,497        4,713       330,453     (186,266)
                                                         ------------  -----------  -----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                   4,695,732      107,135       25,707     4,054,985        7,508
   Payments for contract benefits or terminations         (12,280,998)  (3,604,544)  (1,027,902)  (22,108,540)  (1,793,599)
   Transfers between sub-accounts (including fixed
     account), net                                         (1,422,527)    (538,100)    (265,357)   (8,652,466)    (636,087)
   Contract maintenance charges                              (672,017)     (15,076)     (12,411)   (1,606,738)      (7,364)
   Adjustments to net assets allocated to contracts in
     payout period                                               (547)       1,721          110         1,550          383
                                                         ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                             (9,680,357)  (4,048,864)  (1,279,853)  (28,311,209)  (2,429,159)
                                                         ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets                          (7,751,400)  (4,017,367)  (1,275,140)  (27,980,756)  (2,615,425)
Net assets at beginning of period                         117,640,080   32,654,759    8,406,601   226,546,315   15,378,182
                                                         ------------  -----------  -----------  ------------  -----------
Net assets at end of period                              $109,888,680  $28,637,392  $ 7,131,461  $198,565,559  $12,762,757
                                                         ============  ===========  ===========  ============  ===========
Beginning units                                             6,145,552      969,654      256,385    12,341,692      841,411
Units issued                                                  939,438       54,854       14,149     1,934,517       41,497
Units redeemed                                             (1,406,415)    (176,553)     (53,110)   (3,180,198)    (176,518)
                                                         ------------  -----------  -----------  ------------  -----------
Ending units                                                5,678,575      847,955      217,424    11,096,011      706,390
                                                         ============  ===========  ===========  ============  ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                           SAST SA       SAST SA      SAST SA      SAST SA       SAST SA
                                                            Janus         Janus      JPMorgan     JPMorgan      JPMorgan
                                                           Focused       Focused     MFS Core     MFS Core      MFS Core
                                                           Growth        Growth        Bond         Bond          Bond
                                                          Portfolio     Portfolio    Portfolio    Portfolio     Portfolio
                                                           Class 2       Class 3      Class 1      Class 2       Class 3
                                                         -----------  ------------  -----------  -----------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $        --  $         --  $   784,203  $   127,068  $ 11,390,905
   Mortality and expense risk and administrative
     charges                                                (149,928)   (1,451,660)    (631,815)    (118,103)  (10,369,746)
                                                         -----------  ------------  -----------  -----------  ------------
   Net investment income (loss)                             (149,928)   (1,451,660)     152,388        8,965     1,021,159
   Net realized gain (loss)                                  760,700     4,169,032      332,387       13,952      (136,125)
   Capital gain distribution from mutual funds               856,434     9,045,401           --           --            --
   Change in unrealized appreciation (depreciation) of
     investments                                          (1,819,662)  (15,241,141)     334,027      126,440     9,316,207
                                                         -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets from operations           (352,456)   (3,478,368)     818,802      149,357    10,201,241
                                                         -----------  ------------  -----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                     16,295     1,847,046      473,034       14,421    26,897,549
   Payments for contract benefits or terminations           (992,117)   (7,451,325)  (4,469,776)  (1,098,055)  (57,632,923)
   Transfers between sub-accounts (including fixed
     account), net                                        (1,090,013)   (1,414,087)    (326,431)      33,468    47,532,550
   Contract maintenance charges                              (20,677)     (738,551)     (19,369)     (18,854)   (6,666,328)
   Adjustments to net assets allocated to contracts in
     payout period                                             1,041            99        3,213            1          (287)
                                                         -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (2,085,471)   (7,756,818)  (4,339,329)  (1,069,019)   10,130,561
                                                         -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets                         (2,437,927)  (11,235,186)  (3,520,527)    (919,662)   20,331,802
Net assets at beginning of period                         11,070,322   103,870,368   42,464,226    7,888,184   674,332,861
                                                         -----------  ------------  -----------  -----------  ------------
Net assets at end of period                              $ 8,632,395  $ 92,635,182  $38,943,699  $ 6,968,522  $694,664,663
                                                         ===========  ============  ===========  ===========  ============
Beginning units                                              628,610     6,263,049    1,502,339      286,576    41,821,741
Units issued                                                  13,661       713,131       98,182       25,518     8,162,312
Units redeemed                                              (135,879)   (1,191,162)    (247,522)     (62,880)   (6,863,550)
                                                         -----------  ------------  -----------  -----------  ------------
Ending units                                                 506,392     5,785,018    1,352,999      249,214    43,120,503
                                                         ===========  ============  ===========  ===========  ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $        --  $         --  $   537,586  $    83,102  $  6,376,899
   Mortality and expense risk and administrative
     charges                                                (189,911)   (1,720,359)    (706,069)    (159,030)  (10,911,742)
                                                         -----------  ------------  -----------  -----------  ------------
   Net investment income (loss)                             (189,911)   (1,720,359)    (168,483)     (75,928)   (4,534,843)
   Net realized gain (loss)                                  750,741     6,770,040      488,447      106,402     1,199,342
   Capital gain distribution from mutual funds               554,316     5,081,451    1,061,042      202,000    16,234,590
   Change in unrealized appreciation (depreciation) of
     investments                                          (1,259,879)  (11,496,224)  (2,099,637)    (380,911)  (25,766,981)
                                                         -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets from operations           (144,733)   (1,365,092)    (718,631)    (148,437)  (12,867,892)
                                                         -----------  ------------  -----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                     23,558     4,258,115      593,874       11,558    21,253,141
   Payments for contract benefits or terminations         (1,504,297)   (8,844,742)  (6,126,973)  (3,459,218)  (64,994,031)
   Transfers between sub-accounts (including fixed
     account), net                                          (152,561)   (2,680,388)    (505,741)    (514,116)   (9,461,026)
   Contract maintenance charges                              (22,499)     (783,301)     (19,849)     (19,488)   (6,184,373)
   Adjustments to net assets allocated to contracts in
     payout period                                              (312)           --        2,139            1         2,221
                                                         -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (1,656,111)   (8,050,316)  (6,056,550)  (3,981,263)  (59,384,068)
                                                         -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets                         (1,800,844)   (9,415,408)  (6,775,181)  (4,129,700)  (72,251,960)
Net assets at beginning of period                         12,871,166   113,285,776   49,239,407   12,017,884   746,584,821
                                                         -----------  ------------  -----------  -----------  ------------
Net assets at end of period                              $11,070,322  $103,870,368  $42,464,226  $ 7,888,184  $674,332,861
                                                         ===========  ============  ===========  ===========  ============
Beginning units                                              720,343     6,707,363    1,713,471      428,245    44,583,224
Units issued                                                  10,608       911,457      117,837       29,301     5,983,771
Units redeemed                                              (102,341)   (1,355,771)    (328,969)    (170,970)   (8,745,254)
                                                         -----------  ------------  -----------  -----------  ------------
Ending units                                                 628,610     6,263,049    1,502,339      286,576    41,821,741
                                                         ===========  ============  ===========  ===========  ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                           SAST SA       SAST SA      SAST SA         SAST
                                                          Legg Mason    Legg Mason   Legg Mason    Schroder's   SAST Small &
                                                           BW Large      BW Large     BW Large     VCP Global     Mid Cap
                                                          Cap Value     Cap Value    Cap Value     Allocation      Value
                                                          Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                                                           Class 1       Class 2      Class 3       Class 3       Class 2
                                                         ------------  -----------  ------------  ------------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $  2,877,160  $   312,818  $  2,504,673  $         --  $    33,499
   Mortality and expense risk and administrative
     charges                                               (4,910,499)    (686,175)   (6,227,616)   (1,944,731)    (221,131)
                                                         ------------  -----------  ------------  ------------  -----------
   Net investment income (loss)                            (2,033,339)    (373,357)   (3,722,943)   (1,944,731)    (187,632)
   Net realized gain (loss)                                   185,730       63,382    (5,612,982)      107,151      551,588
   Capital gain distribution from mutual funds             81,514,144   10,998,393   102,196,357     4,400,683      709,615
   Change in unrealized appreciation (depreciation)
     of investments                                       (40,738,710)  (5,545,779)  (45,394,727)    4,537,246    1,891,095
                                                         ------------  -----------  ------------  ------------  -----------
Increase (decrease) in net assets from operations          38,927,825    5,142,639    47,465,705     7,100,349    2,964,666
                                                         ------------  -----------  ------------  ------------  -----------
From contract transactions:
   Payments received from contract owners                     948,819       42,307     7,208,040   160,757,964       31,804
   Payments for contract benefits or terminations         (35,015,696)  (6,342,840)  (42,016,168)   (4,453,370)  (2,033,842)
   Transfers between sub-accounts (including fixed
     account), net                                        (10,168,866)  (1,707,967)  (21,771,576)  166,930,982     (426,192)
   Contract maintenance charges                              (155,764)     (94,233)   (2,506,621)   (1,501,667)     (36,465)
   Adjustments to net assets allocated to contracts in
     payout period                                              1,436       (2,751)         (298)           --       (1,009)
                                                         ------------  -----------  ------------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (44,390,071)  (8,105,484)  (59,086,623)  321,733,909   (2,465,704)
                                                         ------------  -----------  ------------  ------------  -----------
Increase (decrease) in net assets                          (5,462,246)  (2,962,845)  (11,620,918)  328,834,258      498,962
Net assets at beginning of period                         337,319,121   46,791,096   415,934,260            --   14,107,676
                                                         ------------  -----------  ------------  ------------  -----------
Net assets at end of period                              $331,856,875  $43,828,251  $404,313,342  $328,834,258  $14,606,638
                                                         ============  ===========  ============  ============  ===========
Beginning units                                             6,538,560      926,420    15,559,952            --      488,367
Units issued                                                   60,077        7,782       892,880    31,740,512       24,194
Units redeemed                                               (900,957)    (163,538)   (2,598,568)   (1,395,045)    (100,984)
                                                         ------------  -----------  ------------  ------------  -----------
Ending units                                                5,697,680      770,664    13,854,264    30,345,467      411,577
                                                         ============  ===========  ============  ============  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $  1,815,286  $   166,915  $  1,047,288  $         --  $    61,369
   Mortality and expense risk and administrative
     charges                                               (5,635,665)    (801,149)   (7,100,004)           --     (247,607)
                                                         ------------  -----------  ------------  ------------  -----------
   Net investment income (loss)                            (3,820,379)    (634,234)   (6,052,716)           --     (186,238)
   Net realized gain (loss)                                11,291,038    1,925,653    11,723,585            --      711,146
   Capital gain distribution from mutual funds             55,434,799    7,699,866    68,554,404            --    2,156,370
   Change in unrealized appreciation (depreciation)
     of investments                                       (62,907,154)  (9,054,320)  (75,686,719)           --   (3,811,574)
                                                         ------------  -----------  ------------  ------------  -----------
Increase (decrease) in net assets from operations              (1,696)     (63,035)   (1,461,446)           --   (1,130,296)
                                                         ------------  -----------  ------------  ------------  -----------
From contract transactions:
   Payments received from contract owners                   1,180,535      163,175     8,351,703            --      111,575
   Payments for contract benefits or terminations         (41,927,838)  (6,641,297)  (54,035,426)           --   (2,024,862)
   Transfers between sub-accounts (including fixed
     account), net                                        (11,643,574)  (1,855,922)  (12,613,052)           --      (50,752)
   Contract maintenance charges                              (168,805)    (101,229)   (2,629,538)           --      (37,829)
   Adjustments to net assets allocated to contracts in
     payout period                                             31,488        3,190        (2,630)           --          (17)
                                                         ------------  -----------  ------------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (52,528,194)  (8,432,083)  (60,928,943)           --   (2,001,885)
                                                         ------------  -----------  ------------  ------------  -----------
Increase (decrease) in net assets                         (52,529,890)  (8,495,118)  (62,390,389)           --   (3,132,181)
Net assets at beginning of period                         389,849,011   55,286,214   478,324,649            --   17,239,857
                                                         ------------  -----------  ------------  ------------  -----------
Net assets at end of period                              $337,319,121  $46,791,096  $415,934,260  $         --  $14,107,676
                                                         ============  ===========  ============  ============  ===========
Beginning units                                             7,539,296    1,089,790    17,090,522            --      552,250
Units issued                                                   61,429       10,701     1,188,175            --       20,512
Units redeemed                                             (1,062,165)    (174,071)   (2,718,745)           --      (84,395)
                                                         ------------  -----------  ------------  ------------  -----------
Ending units                                                6,538,560      926,420    15,559,952            --      488,367
                                                         ============  ===========  ============  ============  ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                       SAST SA T.
                                                          SAST Small &   SAST Small    Rowe Price
                                                            Mid Cap       Company         VCP           SAST        SAST
                                                             Value         Value        Balanced     Technology  Technology
                                                           Portfolio     Portfolio     Portfolio     Portfolio   Portfolio
                                                            Class 3       Class 3       Class 3       Class 1     Class 2
                                                         -------------  ------------  ------------  -----------  ----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $     528,058  $    734,858  $  1,643,448  $        --  $       --
   Mortality and expense risk and administrative
     charges                                                (6,265,010)   (2,621,868)   (2,984,476)    (143,338)    (49,796)
                                                         -------------  ------------  ------------  -----------  ----------
   Net investment income (loss)                             (5,736,952)   (1,887,010)   (1,341,028)    (143,338)    (49,796)
   Net realized gain (loss)                                 (6,275,470)   13,356,452    (7,361,537)   1,321,792     344,570
   Capital gain distribution from mutual funds              20,181,179    18,016,279            --           --          --
   Change in unrealized appreciation (depreciation)
     of investments                                         59,092,629    10,422,713     7,446,839       71,831     152,309
                                                         -------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets from operations           67,261,386    39,908,434    (1,255,726)   1,250,285     447,083
                                                         -------------  ------------  ------------  -----------  ----------
From contract transactions:
   Payments received from contract owners                    4,252,610     2,067,871   263,596,313       45,684       5,044
   Payments for contract benefits or terminations          (36,651,234)  (14,978,469)   (6,264,496)    (866,880)   (257,885)
   Transfers between sub-accounts (including fixed
     account), net                                         (40,792,589)  (25,448,251)  232,402,383   (1,126,200)   (102,961)
   Contract maintenance charges                             (3,129,801)   (1,500,048)   (2,271,859)      (7,202)     (8,378)
   Adjustments to net assets allocated to contracts in
     payout period                                              (6,017)         (889)            7          189          --
                                                         -------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets from contract
  transactions                                             (76,327,031)  (39,859,786)  487,462,348   (1,954,409)   (364,180)
                                                         -------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets                           (9,065,645)       48,648   486,206,622     (704,124)     82,903
Net assets at beginning of period                          406,871,596   170,639,416            --   10,523,043   3,253,073
                                                         -------------  ------------  ------------  -----------  ----------
Net assets at end of period                              $ 397,805,951  $170,688,064  $486,206,622  $ 9,818,919  $3,335,976
                                                         =============  ============  ============  ===========  ==========
Beginning units                                             18,508,751    12,872,619            --    2,643,090     840,073
Units issued                                                 1,113,305       599,959    48,484,219      162,961      53,494
Units redeemed                                              (4,144,317)   (3,271,054)   (1,832,216)    (663,064)   (143,601)
                                                         -------------  ------------  ------------  -----------  ----------
Ending units                                                15,477,739    10,201,524    46,652,003    2,142,987     749,966
                                                         =============  ============  ============  ===========  ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $   1,365,684  $    104,406  $         --  $        --  $       --
   Mortality and expense risk and administrative
     charges                                                (6,930,128)   (2,855,434)           --     (159,820)    (49,359)
                                                         -------------  ------------  ------------  -----------  ----------
   Net investment income (loss)                             (5,564,444)   (2,751,028)           --     (159,820)    (49,359)
   Net realized gain (loss)                                 14,605,950     9,884,750            --    1,023,543     202,088
   Capital gain distribution from mutual funds              62,558,679    13,128,946            --           --          --
   Change in unrealized appreciation (depreciation)
     of investments                                       (104,128,791)  (36,880,973)           --      (40,762)     90,729
                                                         -------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets from operations          (32,528,606)  (16,618,305)           --      822,961     243,458
                                                         -------------  ------------  ------------  -----------  ----------
From contract transactions:
   Payments received from contract owners                    7,714,779     3,198,984            --       42,698       4,575
   Payments for contract benefits or terminations          (46,629,924)  (16,751,248)           --   (1,004,040)   (179,113)
   Transfers between sub-accounts (including fixed
     account), net                                          10,160,255     6,481,912            --      151,167     153,857
   Contract maintenance charges                             (3,153,821)   (1,475,780)           --      (10,736)     (7,564)
   Adjustments to net assets allocated to contracts in
     payout period                                              (3,960)          338            --         (195)         (1)
                                                         -------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets from contract
  transactions                                             (31,912,671)   (8,545,794)           --     (821,106)    (28,246)
                                                         -------------  ------------  ------------  -----------  ----------
Increase (decrease) in net assets                          (64,441,277)  (25,164,099)           --        1,855     215,212
Net assets at beginning of period                          471,312,873   195,803,515            --   10,521,188   3,037,861
                                                         -------------  ------------  ------------  -----------  ----------
Net assets at end of period                              $ 406,871,596  $170,639,416  $         --  $10,523,043  $3,253,073
                                                         =============  ============  ============  ===========  ==========
Beginning units                                             19,506,963    13,458,183            --    2,865,982     849,096
Units issued                                                 1,873,022     1,356,235            --      418,848      90,848
Units redeemed                                              (2,871,234)   (1,941,799)           --     (641,740)    (99,871)
                                                         -------------  ------------  ------------  -----------  ----------
Ending units                                                18,508,751    12,872,619            --    2,643,090     840,073
                                                         =============  ============  ============  ===========  ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                              SAST         SAST        SAST
                                                                  SAST       Telecom      Telecom     Telecom     SAST Ultra
                                                               Technology    Utility      Utility     Utility     Short Bond
                                                               Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
                                                                Class 3      Class 1      Class 2     Class 3      Class 1
                                                              -----------  -----------  ----------  -----------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $        --  $   340,491  $   41,823  $   601,389  $         --
   Mortality and expense risk and administrative charges         (546,246)    (182,051)    (24,271)    (352,443)     (457,998)
                                                              -----------  -----------  ----------  -----------  ------------
   Net investment income (loss)                                  (546,246)     158,440      17,552      248,946      (457,998)
   Net realized gain (loss)                                     4,617,599      565,089     111,803      784,253       (54,620)
   Capital gain distribution from mutual funds                         --      239,510      31,202      465,231            --
   Change in unrealized appreciation (depreciation) of
     investments                                                  639,975       75,003     (35,872)     399,619        23,543
                                                              -----------  -----------  ----------  -----------  ------------
Increase (decrease) in net assets from operations               4,711,328    1,038,042     124,685    1,898,049      (489,075)
                                                              -----------  -----------  ----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                       1,634,283       21,959       1,979      940,972     2,243,150
   Payments for contract benefits or terminations              (3,654,379)  (1,432,668)   (318,382)  (2,922,381)   (9,366,598)
   Transfers between sub-accounts (including fixed
     account), net                                             (2,854,513)     (90,710)    101,697       74,829     1,730,253
   Contract maintenance charges                                  (140,787)      (7,715)     (3,412)    (158,367)      (35,612)
   Adjustments to net assets allocated to contracts in
     payout period                                                  1,009       (1,569)         19          113          (435)
                                                              -----------  -----------  ----------  -----------  ------------
Increase (decrease) in net assets from contract transactions   (5,014,387)  (1,510,703)   (218,099)  (2,064,834)   (5,429,242)
                                                              -----------  -----------  ----------  -----------  ------------
Increase (decrease) in net assets                                (303,059)    (472,661)    (93,414)    (166,785)   (5,918,317)
Net assets at beginning of period                              35,845,053   11,798,835   1,464,649   22,273,753    32,485,066
                                                              -----------  -----------  ----------  -----------  ------------
Net assets at end of period                                   $35,541,994  $11,326,174  $1,371,235  $22,106,968  $ 26,566,749
                                                              ===========  ===========  ==========  ===========  ============
Beginning units                                                 5,207,797      548,711      70,313    1,304,070     2,671,877
Units issued                                                      832,490       37,245       8,464      345,010     1,991,859
Units redeemed                                                 (1,736,160)    (102,272)    (18,180)    (431,615)   (2,443,202)
                                                              -----------  -----------  ----------  -----------  ------------
Ending units                                                    4,304,127      483,684      60,597    1,217,465     2,220,534
                                                              ===========  ===========  ==========  ===========  ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $        --  $   664,305  $   77,992  $ 1,101,080  $         --
   Mortality and expense risk and administrative charges         (540,636)    (221,391)    (28,264)    (390,596)     (539,913)
                                                              -----------  -----------  ----------  -----------  ------------
   Net investment income (loss)                                  (540,636)     442,914      49,728      710,484      (539,913)
   Net realized gain (loss)                                     3,973,902      919,843     119,058    1,648,768      (110,015)
   Change in unrealized appreciation (depreciation) of
     investments                                                 (934,210)  (3,287,521)   (405,223)  (5,800,672)       35,882
                                                              -----------  -----------  ----------  -----------  ------------
Increase (decrease) in net assets from operations               2,499,056   (1,924,764)   (236,437)  (3,441,420)     (614,046)
                                                              -----------  -----------  ----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                       4,347,419       83,451         528    1,190,450     1,385,536
   Payments for contract benefits or terminations              (3,688,377)  (1,802,603)   (205,039)  (2,131,869)  (11,247,570)
   Transfers between sub-accounts (including fixed
     account), net                                              2,281,286   (1,096,271)    (91,990)    (135,448)    3,781,398
   Contract maintenance charges                                  (138,638)      (9,357)     (3,774)    (156,533)      (39,461)
   Adjustments to net assets allocated to contracts in
     payout period                                                 (1,426)       3,664          32           93          (738)
                                                              -----------  -----------  ----------  -----------  ------------
Increase (decrease) in net assets from contract transactions    2,800,264   (2,821,116)   (300,243)  (1,233,307)   (6,120,835)
                                                              -----------  -----------  ----------  -----------  ------------
Increase (decrease) in net assets                               5,299,320   (4,745,880)   (536,680)  (4,674,727)   (6,734,881)
Net assets at beginning of period                              30,545,733   16,544,715   2,001,329   26,948,480    39,219,947
                                                              -----------  -----------  ----------  -----------  ------------
Net assets at end of period                                   $35,845,053  $11,798,835  $1,464,649  $22,273,753  $ 32,485,066
                                                              ===========  ===========  ==========  ===========  ============
Beginning units                                                 5,490,784      666,531      82,979    1,348,617     3,174,252
Units issued                                                    1,491,701       12,779       2,238      313,627     2,174,674
Units redeemed                                                 (1,774,688)    (130,599)    (14,904)    (358,174)   (2,677,049)
                                                              -----------  -----------  ----------  -----------  ------------
Ending units                                                    5,207,797      548,711      70,313    1,304,070     2,671,877
                                                              ===========  ===========  ==========  ===========  ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                    SAST VCP
                                                                                    Managed        SAST VCP
                                                       SAST Ultra   SAST Ultra       Asset       Total Return    SAST VCP
                                                       Short Bond   Short Bond     Allocation      Balanced        Value
                                                       Portfolio    Portfolio    SAST Portfolio   Portfolio      Portfolio
                                                        Class 2      Class 3        Class 3        Class 3        Class 3
                                                      -----------  ------------  --------------  ------------  ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                          $        --  $         --  $    6,455,533  $         --  $  5,315,284
   Mortality and expense risk and administrative
     charges                                             (125,268)   (2,644,696)    (12,224,896)   (9,919,632)  (11,459,841)
                                                      -----------  ------------  --------------  ------------  ------------
   Net investment income (loss)                          (125,268)   (2,644,696)     (5,769,363)   (9,919,632)   (6,144,557)
   Net realized gain (loss)                               (32,649)     (483,897)      2,364,054       558,261     6,699,203
   Capital gain distribution from mutual funds                 --            --       9,095,491            --        93,254
   Change in unrealized appreciation
     (depreciation) of investments                         13,178       (80,993)     46,100,540    48,710,654    78,520,067
                                                      -----------  ------------  --------------  ------------  ------------
Increase (decrease) in net assets from operations        (144,739)   (3,209,586)     51,790,722    39,349,283    79,167,967
                                                      -----------  ------------  --------------  ------------  ------------
From contract transactions:
   Payments received from contract owners                  59,571    34,189,660     244,173,656   240,703,244   177,689,723
   Payments for contract benefits or terminations      (1,666,630)  (48,632,998)    (29,230,198)  (23,366,013)  (26,866,059)
   Transfers between sub-accounts (including
     fixed account), net                                  478,138     7,630,006     178,997,937   161,842,832   100,299,699
   Contract maintenance charges                           (25,754)   (1,410,583)    (10,265,204)   (8,258,331)   (9,719,076)
   Adjustments to net assets allocated to contracts
     in payout period                                         159        (2,608)           (164)          101          (758)
                                                      -----------  ------------  --------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                         (1,154,516)   (8,226,523)    383,676,027   370,921,833   241,403,529
                                                      -----------  ------------  --------------  ------------  ------------
Increase (decrease) in net assets                      (1,299,255)  (11,436,109)    435,466,749   410,271,116   320,571,496
Net assets at beginning of period                       8,217,323   174,034,444     647,901,024   509,246,154   642,267,915
                                                      -----------  ------------  --------------  ------------  ------------
Net assets at end of period                           $ 6,918,068  $162,598,335  $1,083,367,773  $919,517,270  $962,839,411
                                                      ===========  ============  ==============  ============  ============
Beginning units                                           694,357    17,341,840      55,204,840    47,381,022    56,711,476
Units issued                                              241,417    19,396,182      39,994,879    40,105,550    32,729,988
Units redeemed                                           (340,821)  (20,192,623)     (7,766,433)   (6,283,673)  (10,953,397)
                                                      -----------  ------------  --------------  ------------  ------------
Ending units                                              594,953    16,545,399      87,433,286    81,202,899    78,488,067
                                                      ===========  ============  ==============  ============  ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                          $        --  $         --  $           --  $         --  $    927,696
   Mortality and expense risk and administrative
     charges                                             (143,205)   (2,427,033)     (6,076,156)   (4,815,573)   (5,629,833)
                                                      -----------  ------------  --------------  ------------  ------------
   Net investment income (loss)                          (143,205)   (2,427,033)     (6,076,156)   (4,815,573)   (4,702,137)
   Net realized gain (loss)                               (36,102)     (695,776)      2,019,441       163,874     1,020,405
   Capital gain distribution from mutual funds                 --            --              --        97,926            --
   Change in unrealized appreciation
     (depreciation) of investments                          3,061       (32,379)    (10,601,021)  (17,401,847)  (16,094,891)
                                                      -----------  ------------  --------------  ------------  ------------
Increase (decrease) in net assets from operations        (176,246)   (3,155,188)    (14,657,736)  (21,955,620)  (19,776,623)
                                                      -----------  ------------  --------------  ------------  ------------
From contract transactions:
   Payments received from contract owners                 529,857    89,420,651     337,506,256   264,588,114   365,090,198
   Payments for contract benefits or terminations      (3,168,297)  (63,529,880)    (13,403,069)  (10,181,625)  (11,820,152)
   Transfers between sub-accounts (including
     fixed account), net                                1,522,339     2,307,445      86,007,521    85,691,188   103,326,760
   Contract maintenance charges                           (26,400)     (968,323)     (4,373,324)   (3,524,026)   (4,113,033)
   Adjustments to net assets allocated to contracts
     in payout period                                         340         2,268              --            --            --
                                                      -----------  ------------  --------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                         (1,142,161)   27,232,161     405,737,384   336,573,651   452,483,773
                                                      -----------  ------------  --------------  ------------  ------------
Increase (decrease) in net assets                      (1,318,407)   24,076,973     391,079,648   314,618,031   432,707,150
Net assets at beginning of period                       9,535,730   149,957,471     256,821,376   194,628,123   209,560,765
                                                      -----------  ------------  --------------  ------------  ------------
Net assets at end of period                           $ 8,217,323  $174,034,444  $  647,901,024  $509,246,154  $642,267,915
                                                      ===========  ============  ==============  ============  ============
Beginning units                                           789,819    14,453,928      21,300,859    17,179,189    17,844,802
Units issued                                              258,903    31,252,702      37,952,478    32,716,174    42,205,247
Units redeemed                                           (354,365)  (28,364,790)     (4,048,497)   (2,514,341)   (3,338,573)
                                                      -----------  ------------  --------------  ------------  ------------
Ending units                                              694,357    17,341,840      55,204,840    47,381,022    56,711,476
                                                      ===========  ============  ==============  ============  ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                              VALIC         VALIC
                                                             UIF Global     Company I     Company I      VALIC       VALIC
                                                           Infrastructure Global Social International  Company I   Company I
                                                             Portfolio      Awareness   Equities Index  Mid Cap    Nasdaq-100
                                                              Class II        Fund           Fund      Index Fund  Index Fund
                                                           -------------- ------------- -------------- ----------  ----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $ 11,100      $    596      $   55,726   $   20,614  $    6,401
   Mortality and expense risk and administrative charges        (7,132)       (1,823)        (27,628)     (22,978)    (14,880)
                                                              --------      --------      ----------   ----------  ----------
   Net investment income (loss)                                  3,968        (1,227)         28,098       (2,364)     (8,479)
   Net realized gain (loss)                                     (9,244)          170         (13,910)     (27,953)      1,772
   Capital gain distribution from mutual funds                  32,179            --              --      157,290      39,345
   Change in unrealized appreciation (depreciation) of
     investments                                                25,417        13,545          21,668      226,130      60,227
                                                              --------      --------      ----------   ----------  ----------
Increase (decrease) in net assets from operations               52,320        12,488          35,856      353,103      92,865
                                                              --------      --------      ----------   ----------  ----------
From contract transactions:
   Payments received from contract owners                      236,345         3,150         538,112      661,041     548,694
   Payments for contract benefits or terminations              (24,676)           --         (42,718)    (152,546)    (19,001)
   Transfers between sub-accounts (including fixed
     account), net                                             190,803       175,847       1,021,021      105,175     139,189
   Contract maintenance charges                                    (84)           --            (146)        (182)       (138)
                                                              --------      --------      ----------   ----------  ----------
Increase (decrease) in net assets from contract
  transactions                                                 402,388       178,997       1,516,269      613,488     668,744
                                                              --------      --------      ----------   ----------  ----------
Increase (decrease) in net assets                              454,708       191,485       1,552,125      966,591     761,609
Net assets at beginning of period                              377,895            --       1,611,014    1,535,269     935,961
                                                              --------      --------      ----------   ----------  ----------
Net assets at end of period                                   $832,603      $191,485      $3,163,139   $2,501,860  $1,697,570
                                                              ========      ========      ==========   ==========  ==========
Beginning units                                                 44,845            --         172,038      153,265      84,914
Units issued                                                    48,832        18,656         174,895       82,209      66,822
Units redeemed                                                  (7,282)          (95)         (9,034)     (26,016)     (6,027)
                                                              --------      --------      ----------   ----------  ----------
Ending units                                                    86,395        18,561         337,899      209,458     145,709
                                                              ========      ========      ==========   ==========  ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $  1,736      $     --      $    2,610   $      732  $      674
   Mortality and expense risk and administrative charges        (1,756)           --          (9,310)      (7,087)     (5,780)
                                                              --------      --------      ----------   ----------  ----------
   Net investment income (loss)                                    (20)           --          (6,700)      (6,355)     (5,106)
   Net realized gain (loss)                                       (826)           --          (5,385)      (5,613)      3,410
   Capital gain distribution from mutual funds                  11,495            --              --        3,993         810
   Change in unrealized appreciation (depreciation) of
     investments                                               (43,763)           --         (70,643)     (57,529)     31,280
                                                              --------      --------      ----------   ----------  ----------
Increase (decrease) in net assets from operations              (33,114)           --         (82,728)     (65,504)     30,394
                                                              --------      --------      ----------   ----------  ----------
From contract transactions:
   Payments received from contract owners                      304,687            --       1,539,485    1,608,201     952,399
   Payments for contract benefits or terminations               (3,976)           --          (5,583)     (14,276)     (6,410)
   Transfers between sub-accounts (including fixed
     account), net                                             110,303            --         159,840        6,848     (40,422)
   Contract maintenance charges                                     (5)           --              --           --          --
                                                              --------      --------      ----------   ----------  ----------
Increase (decrease) in net assets from contract
  transactions                                                 411,009            --       1,693,742    1,600,773     905,567
                                                              --------      --------      ----------   ----------  ----------
Increase (decrease) in net assets                              377,895            --       1,611,014    1,535,269     935,961
Net assets at beginning of period                                   --            --              --           --          --
                                                              --------      --------      ----------   ----------  ----------
Net assets at end of period                                   $377,895      $     --      $1,611,014   $1,535,269  $  935,961
                                                              ========      ========      ==========   ==========  ==========
Beginning units                                                     --            --              --           --          --
Units issued                                                    48,368            --         185,482      164,289      96,017
Units redeemed                                                  (3,523)           --         (13,444)     (11,024)    (11,103)
                                                              --------      --------      ----------   ----------  ----------
Ending units                                                    44,845            --         172,038      153,265      84,914
                                                              ========      ========      ==========   ==========  ==========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                       VALIC        VALIC
                                                                     Company I    Company I
                                                                     Small Cap   Stock Index
                                                                     Index Fund     Fund
                                                                     ----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                         $   20,819  $   152,900
   Mortality and expense risk and administrative charges                (21,271)     (80,037)
                                                                     ----------  -----------
   Net investment income (loss)                                            (452)      72,863
   Net realized gain (loss)                                             (47,252)     (25,710)
   Capital gain distribution from mutual funds                          119,317      447,175
   Change in unrealized appreciation (depreciation) of investments      257,187      259,227
                                                                     ----------  -----------
Increase (decrease) in net assets from operations                       328,800      753,555
                                                                     ----------  -----------
From contract transactions:
   Payments received from contract owners                               316,226    1,363,499
   Payments for contract benefits or terminations                      (149,271)     (86,044)
   Transfers between sub-accounts (including fixed account), net        (84,376)   1,034,978
   Contract maintenance charges                                            (167)        (310)
                                                                     ----------  -----------
Increase (decrease) in net assets from contract transactions             82,412    2,312,123
                                                                     ----------  -----------
Increase (decrease) in net assets                                       411,212    3,065,678
Net assets at beginning of period                                     1,601,639    5,647,279
                                                                     ----------  -----------
Net assets at end of period                                          $2,012,851  $ 8,712,957
                                                                     ==========  ===========
Beginning units                                                         161,506      546,045
Units issued                                                             46,861      246,921
Units redeemed                                                          (39,167)     (30,491)
                                                                     ----------  -----------
Ending units                                                            169,200      762,475
                                                                     ==========  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                         $      759  $     6,604
   Mortality and expense risk and administrative charges                 (9,203)     (37,059)
                                                                     ----------  -----------
   Net investment income (loss)                                          (8,444)     (30,455)
   Net realized gain (loss)                                              (4,252)       9,592
   Capital gain distribution from mutual funds                            3,910       14,858
   Change in unrealized appreciation (depreciation) of investments      (72,142)     (44,644)
                                                                     ----------  -----------
Increase (decrease) in net assets from operations                       (80,928)     (50,649)
                                                                     ----------  -----------
From contract transactions:
   Payments received from contract owners                             1,676,955    6,742,316
   Payments for contract benefits or terminations                       (14,158)     (15,926)
   Transfers between sub-accounts (including fixed account), net         19,770   (1,028,462)
                                                                     ----------  -----------
Increase (decrease) in net assets from contract transactions          1,682,567    5,697,928
                                                                     ----------  -----------
Increase (decrease) in net assets                                     1,601,639    5,647,279
Net assets at beginning of period                                            --           --
                                                                     ----------  -----------
Net assets at end of period                                          $1,601,639  $ 5,647,279
                                                                     ==========  ===========
Beginning units                                                              --           --
Units issued                                                            174,325      696,176
Units redeemed                                                          (12,819)    (150,131)
                                                                     ----------  -----------
Ending units                                                            161,506      546,045
                                                                     ==========  ===========

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. Organization

Variable Separate Account (the Separate Account) is a segregated investment account established by American General Life Insurance Company (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

The Separate Account includes the following variable annuity products:

American Pathway II                    Polaris II
Polaris                                Polaris II Platinum Series
Polaris Advantage                      Polaris Platinum
Polaris Advantage II                   Polaris Platinum II
Polaris Advisor                        Polaris Platinum III
Polaris Advisor III                    Polaris Preferred Solution
Polaris America                        Polaris Protector
Polaris Choice                         Polaris Retirement Protector
Polaris Choice II                      Polaris Select Investor
Polaris Choice III                     WM Diversified Strategies
Polaris Choice IV                      WM Diversified Strategies III

The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of these contracts.

Principal Funds Distributor, Inc. distributes WM Diversified Strategies and WM Diversified Strategies III contracts. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as open-ended management investment companies. The names in bold in the table below are the diversified, open-ended investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2016 and related statements of operations and changes in net assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

American Fund Insurance Series
(American Funds)
American Funds Asset Allocation Fund   American Funds Growth-Income Fund
Class 2                                Class 2
American Funds Asset Allocation Fund   American Funds Growth-Income Fund
Class 3                                Class 3
American Funds Ultra-Short Bond Fund   American Funds High-Income Bond Fund
Class 3/(n)/                           Class 3
American Funds Global Growth Fund      American Funds Insurance Series
Class 2                                Class 4
American Funds Growth Fund Class 2     American Funds International Fund
                                       Class 3
American Funds Growth Fund Class 3     American Funds US Government
                                       AAA-Rated Securities Fund Class 3

Anchor Series Trust (AST)/(a)/
AST Asset Allocation Portfolio Class 1 AST Growth Portfolio Class 1
AST Asset Allocation Portfolio Class 2 AST Growth Portfolio Class 2
AST Asset Allocation Portfolio Class 3 AST Growth Portfolio Class 3
AST Capital Appreciation Portfolio     AST SA BlackRock Multi-Asset Income
Class 1                                Portfolio Class 3/(o)/
AST Capital Appreciation Portfolio     AST Natural Resources Portfolio
Class 2                                Class 1
AST Capital Appreciation Portfolio     AST Natural Resources Portfolio
Class 3                                Class 2
AST Government and Quality Bond        AST Natural Resources Portfolio
Portfolio Class 1                      Class 3
AST Government and Quality Bond        AST Strategic Multi-Asset Portfolio
Portfolio Class 2                      Class 3/(m)/
AST Government and Quality Bond
Portfolio Class 3

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund  BlackRock iShares Dynamic Fixed
Class III                              Income V.I. Fund Class III
BlackRock iShares Alternative          BlackRock iShares Equity Appreciation
Strategies V.I. Fund Class III         V.I. Fund Class III
BlackRock iShares Dynamic Allocation
V.I. Fund Class III

Columbia Funds Variable Insurance
Trust I (Columbia VP)
Columbia VP Asset Allocation Fund      Columbia VP Large Cap Growth Fund II
Class 1                                Class 1 /(v)/
Columbia VP Dividend Opportunity Fund  Columbia VP Large Cap Growth Fund III
Class 1                                Class 1 /(w)/
Columbia VP Emerging Markets Bond      Columbia VP Loomis Sayles Growth Fund
Fund Class 2                           II Class 1 /(x)/
Columbia VP Income Opportunities Fund  Columbia VP International
Class 1                                Opportunities Fund Class 2/(y)/
Columbia VP Large Cap Growth Fund      Columbia VP Mid Cap Growth
Class 1/(v)(w)/                        Opportunity Fund Class 1
Columbia VP Limited Duration Credit    Columbia VP Select International
Fund Class 2                           Equity Class 2/(y)/
Columbia VP Loomis Sayles Growth Fund  Columbia VP Small Company Growth Fund
Class 1/(x)/                           Class 1

Franklin Templeton Variable Insurance
Products Trust (FTVIP)
FTVIP Franklin Founding Funds          FTVIP Franklin Strategic Income VIP
Allocation VIP Fund Class 2/(e)/       Fund Class 2
FTVIP Franklin Income VIP Fund
Class 2/(e)/

Goldman Sachs Variable Insurance
Trust (Goldman Sachs VIT)
Goldman Sachs VIT Global Trends        Goldman Sachs VIT Multi-Strategy
Allocation Fund Service Class/(p)/     Alternatives Portfolio Adv Class
Goldman Sachs VIT Government Money     Goldman Sachs VIT Strategic Income
Market Fund Service Class              Fund Adv Class

Invesco Variable Insurance Funds
(Invesco V.I.)
Invesco V.I. American Franchise Fund   Invesco V.I. Comstock Fund Series II
Series II
Invesco V.I. Balanced-Risk Allocation  Invesco V.I. Growth and Income Fund
Fund Series II                         Series II

Ivy Funds Variable Insurance
Portfolios (Ivy Funds VIP)
Ivy VIP Asset Strategy Class A/(q)/

Lord Abbett Series Fund, Inc. (Lord
Abbett Fund)
Lord Abbett Fund Bond Debenture        Lord Abbett Fund Mid Cap Stock
Portfolio Class VC                     Portfolio Class VC
Lord Abbett Fund Fundamental Equity    Lord Abbett Fund Short Duration
Portfolio Class VC                     Portfolio Class VC
Lord Abbett Fund Growth and Income
Portfolio Class VC

Neuberger Berman Advisers Management
Trust (Neuberger Berman AMT)
Neuberger Berman AMT Absolute Return
Multi-Manager Fund Port S Class

PIMCO Variable Insurance Trust (PIMCO
VIT)
PIMCO VIT All Asset Portfolio Adv      PIMCO VIT Unconstrained Bond
Class                                  Portfolio Adv Class
PIMCO VIT Emerging Markets Bond
Portfolio Adv Class

Principal Variable Contracts Funds,
Inc. (Principal)
Principal Diversified International    Principal PVC SmallCap Account
Account Class 1                        Class 1/(g)(r)/
Principal Diversified International    Principal PVC SmallCap Account
Account Class 2                        Class 2/(g)(r)/
Principal Equity Income Account        Principal Real Estate Securities
Class 1                                Account Class 1
Principal Equity Income Account        Principal Real Estate Securities
Class 2                                Account Class 2
Principal Government & High Quality    Principal SAM Balanced Portfolio
Bond Account Class 1                   Class 1
Principal Government & High Quality    Principal SAM Balanced Portfolio
Bond Account Class 2                   Class 2
Principal Income Account Class 1       Principal SAM Conservative Balanced
                                       Portfolio Class 1
Principal Income Account Class 2       Principal SAM Conservative Balanced
                                       Portfolio Class 2
Principal LargeCap Growth Account      Principal SAM Conservative Growth
Class 1                                Portfolio Class 1
Principal LargeCap Growth Account      Principal SAM Conservative Growth
Class 2                                Portfolio Class 2
Principal Money Market Account         Principal SAM Flexible Income
Class 1/(l)/                           Portfolio Class 1
Principal Money Market Account         Principal SAM Flexible Income
Class 2/(l)/                           Portfolio Class 2
Principal PVC Capital Appreciation     Principal SAM Strategic Growth
Account Class 1/(h)/                   Portfolio Class 1
Principal PVC Capital Appreciation     Principal SAM Strategic Growth
Account Class 2/(h)/                   Portfolio Class 2
Principal PVC MidCap Blend Acct        Principal Short-Term Income Account
Class 1                                Class 1
Principal PVC MidCap Blend Acct        Principal Short-Term Income Account
Class 2                                Class 2

Seasons Series Trust (SST)/(a)/
SST Allocation Balanced Portfolio      SST International Equity Portfolio
Class 3                                Class 3
SST Allocation Growth Portfolio        SST Large Cap Growth Portfolio Class 3
Class 3
SST Allocation Moderate Growth         SST Large Cap Value Portfolio Class 3
Portfolio Class 3
SST Allocation Moderate Portfolio      SST Mid Cap Growth Portfolio Class 3
Class 3
SST Asset Allocation Diversified       SST Mid Cap Value Portfolio Class 3
Growth Portfolio Class 3/(m)/
SST Diversified Fixed Income           SST Real Return Portfolio Class 3
Portfolio Class 3
SST SA Columbia Focused Growth         SST Small Cap Portfolio Class 3
Portfolio Class 3/(f)/
SST SA Columbia Focused Value          SST Stock Portfolio Class 3
Portfolio Class 3/(c)/

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


SunAmerica Series Trust (SAST)/(a)/
SAST Aggressive Growth Portfolio       SAST Growth-Income Portfolio Class 2
Class 1
SAST Aggressive Growth Portfolio       SAST Growth-Income Portfolio Class 3
Class 2
SAST Aggressive Growth Portfolio       SAST High-Yield Bond Portfolio Class 1
Class 3
SAST SA AB Growth Portfolio            SAST High-Yield Bond Portfolio Class 2
Class 1/(s)/
SAST SA AB Growth Portfolio            SAST High-Yield Bond Portfolio Class 3
Class 2/(s)/
SAST SA AB Growth Portfolio            SAST International Diversified
Class 3/(s)/                           Equities Portfolio Class 1
SAST American Funds Asset Allocation   SAST International Diversified
Portfolio Class 3                      Equities Portfolio Class 2
SAST American Funds Global Growth      SAST International Diversified
Portfolio Class 3                      Equities Portfolio Class 3
SAST American Funds Growth Portfolio   SAST International Growth and Income
Class 3                                Portfolio Class 1
SAST American Funds Growth-Income      SAST International Growth and Income
Portfolio Class 3                      Portfolio Class 2
SAST Balanced Portfolio Class 1        SAST International Growth and Income
                                       Portfolio Class 3
SAST Balanced Portfolio Class 2        SAST SA MFS Massachusetts Investors
                                       Trust Portfolio Class 1/(t)/
SAST Balanced Portfolio Class 3        SAST SA MFS Massachusetts Investors
                                       Trust Portfolio Class 2/(t)/
SAST BlackRock VCP Global Multi-Asset  SAST SA MFS Massachusetts Investors
Portfolio Class 3/(k)/                 Trust Portfolio Class 3/(t)/
SAST Blue Chip Growth Portfolio        SAST SA MFS Total Return Bond
Class 1                                Portfolio Class 1/(u)/
SAST Blue Chip Growth Portfolio        SAST SA MFS Total Return Bond
Class 2                                Portfolio Class 2/(u)/
SAST Blue Chip Growth Portfolio        SAST SA MFS Total Return Bond
Class 3                                Portfolio Class 3/(u)/
SAST Capital Growth Portfolio Class 1 SAST Mid-Cap Growth Portfolio Class 1 SAST Capital Growth Portfolio Class 2 SAST Mid-Cap Growth Portfolio Class 2 SAST Capital Growth Portfolio Class 3 SAST Mid-Cap Growth Portfolio Class 3 SAST Corporate Bond Portfolio Class 1 SAST Real Estate Portfolio Class 1 SAST Corporate Bond Portfolio Class 2 SAST Real Estate Portfolio Class 2 SAST Corporate Bond Portfolio Class 3 SAST Real Estate Portfolio Class 3
SAST Dogs of Wall Street Portfolio     SAST SA Janus Focused Growth
Class 1                                Portfolio Class 1/(j)/
SAST Dogs of Wall Street Portfolio     SAST SA Janus Focused Growth
Class 2                                Portfolio Class 2/(j)/
SAST Dogs of Wall Street Portfolio     SAST SA Janus Focused Growth
Class 3                                Portfolio Class 3/(j)/
SAST Dynamic Allocation Portfolio      SAST SA JPMorgan MFS Core Bond
Class 3                                Portfolio Class 1
SAST Dynamic Strategy Portfolio        SAST SA JPMorgan MFS Core Bond
Class 3                                Portfolio Class 2
SAST Emerging Markets Portfolio        SAST SA JPMorgan MFS Core Bond
Class 1                                Portfolio Class 3
SAST Emerging Markets Portfolio        SAST SA Legg Mason BW Large Cap Value
Class 2                                Portfolio Class 1
SAST Emerging Markets Portfolio        SAST SA Legg Mason BW Large Cap Value
Class 3                                Portfolio Class 2
SAST Equity Opportunities Portfolio    SAST SA Legg Mason BW Large Cap Value
Class 1                                Portfolio Class 3
SAST Equity Opportunities Portfolio    SAST Schroder's VCP Global Allocation
Class 2                                Portfolio Class 3/(k)/
SAST Equity Opportunities Portfolio    SAST Small & Mid Cap Value Portfolio
Class 3                                Class 2
SAST Foreign Value Portfolio Class 2   SAST Small & Mid Cap Value Portfolio
                                       Class 3
SAST Foreign Value Portfolio Class 3   SAST Small Company Value Portfolio
                                       Class 3
SAST Fundamental Growth Portfolio      SAST SA T. Rowe Price VCP Balanced
Class 1                                Portfolio Class 3/(k)/
SAST Fundamental Growth Portfolio      SAST Technology Portfolio Class 1
Class 2
SAST Fundamental Growth Portfolio      SAST Technology Portfolio Class 2
Class 3
SAST Global Bond Portfolio Class 1     SAST Technology Portfolio Class 3
SAST Global Bond Portfolio Class 2     SAST Telecom Utility Portfolio Class 1
SAST Global Bond Portfolio Class 3     SAST Telecom Utility Portfolio Class 2
SAST Global Equities Portfolio Class 1 SAST Telecom Utility Portfolio Class 3 SAST Global Equities Portfolio Class 2 SAST Ultra Short Bond Portfolio
                                       Class 1/(i)/
SAST Global Equities Portfolio Class 3 SAST Ultra Short Bond Portfolio
                                       Class 2/(i)/
SAST Growth Opportunities Portfolio    SAST Ultra Short Bond Portfolio
Class 1                                Class 3/(i)/
SAST Growth Opportunities Portfolio    SAST VCP Managed Asset Allocation
Class 2                                SAST Portfolio Class 3/(d)/
SAST Growth Opportunities Portfolio    SAST VCP Total Return Balanced
Class 3                                Portfolio Class 3
SAST Growth-Income Portfolio Class 1   SAST VCP Value Portfolio Class 3

The Universal Institutional Funds,
Inc. (UIF)
UIF Global Infrastructure Portfolio
Class II

VALIC Company I/(b)/
VALIC Company I Global Social          VALIC Company I Nasdaq-100 Index Fund
Awareness Fund
VALIC Company I International          VALIC Company I Small Cap Index Fund
Equities Index Fund
VALIC Company I Mid Cap Index Fund     VALIC Company I Stock Index Fund

(a) These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust.
(b) VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of the Company, serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I. SunAmerica Asset Management LLC (SAAMCO), an affiliate of the Company, serves as investment sub-advisor to certain underlying mutual funds of VALIC Company I.
(c) Formerly SST Focus Value Portfolio.
(d) On August 12, 2013, Protected Asset Allocation SAST Portfolio was renamed VCP Managed Asset Allocation SAST Portfolio.
(e) On May 1, 2014, Franklin Income Securities Fund was renamed Franklin Income VIP Fund and the Franklin Templeton VIP Founding Funds Allocation Fund was renamed Franklin Founding Funds Allocation VIP Fund.
(f) Formerly SST Focus Growth Portfolio.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(g) Formerly Principal SmallCap Value Account I.
(h) The Principal LargeCap Blend Account II, in operation for the period January 1, 2015 to April 17, 2015, merged into Principal PVC Capital Appreciation Account, in operation for the period April 17, 2015 to December 31, 2016.
(i) Formerly SAST Cash Management Portfolio.
(j) Formerly SAST Marsico Focused Growth Portfolio.
(k) For the period January 25, 2016 (commencement of operations) to Dec. 31,
    2016.
(l) For the period January 1, 2015 to April 8, 2016 (cessation of operations).
(m) For the period September 26, 2016 (commencement of operations) to Dec. 31, 2016.
(n) Formerly American Funds Cash Management Fund.
(o) Formerly AST Multi-Asset Portfolio.
(p) Formerly Global Markets Navigator Fund.
(q) Formerly Ivy Funds VIP Asset Strategy.
(r) Formerly PVC SmallCap Blend Account.
(s) Formerly SAST Alliance Growth Portfolio.
(t) Formerly MFS Massachusetts Investors Trust Portfolio.
(u) Formerly MFS Total Return Portfolio.
(v) The Columbia VP Large Cap Growth Fund II (formerly Columbia VP Marsico 21/st/ Century Fund), in operation for the period January 1, 2015 to April 29, 2016, merged into the Columbia VP Large Cap Growth Fund, in operation for the period April 29, 2016 to December 31, 2016.
(w) The Columbia VP Large Cap Growth Fund III (formerly Columbia VP Marsico Focused Equities Fund), in operation for the period January 1, 2015 to April 29, 2016, merged into the Columbia VP Large Cap Growth Fund, in operation for the period April 29, 2016 to December 31, 2016.
(x) The Columbia VP Loomis Sayles Growth Fund II (formerly Columbia VP Marsico Growth Fund), in operation for the period January 1, 2015 to April 29, 2016, merged into the Columbia Loomis Sayles Growth Fund, in operation for the period April 29, 2016 to December 31, 2016.
(y) The Columbia VP International Opportunities Fund (formerly Columbia VP Marsico International Opportunities Fund), in operation for the period January 1, 2015 to April 29, 2016, merged into the Columbia VP Select International Equity Fund, in operation for the period April 29, 2016 to December 31, 2016.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's general account. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2. Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States
(GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


An assumed interest rate of 3.50 percent is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4.00 percent assumed interest rate.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. Fair Value Measurements

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

.. Level 1 -- Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

.. Level 2 -- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other that quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

.. Level 3 -- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2016 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year as such there were no transfers between fair value hierarchy levels had occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2016, and respective hierarchy levels.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

Products                                 Separate Account Annual Charges*
--------                               -------------------------------------
American Pathway II                    1.30% or 1.40%
Polaris                                1.52%
Polaris Advantage                      1.65%, 1.90%, or 2.30%
Polaris Advantage II                   1.30%, 1.55%, 1.90% or 2.15%

Products                                 Separate Account Annual Charges*
--------                               -------------------------------------
Polaris Advisor                        1.52%, 1.72% or 1.97%
Polaris Advisor III                    1.65%, 1.90% or 2.30%
Polaris America                        1.52% or 1.77%
Polaris Choice                         1.52%, 1.72% or 1.97%
Polaris Choice II                      1.52%, 1.72% or 1.97%
Polaris Choice III                     1.52%, 1.77%, 2.02% or 2.17%
Polaris Choice IV                      1.65%, 1.90% or 2.30%
Polaris II                             1.52% or 1.77%
Polaris Platinum                       1.52% or 1.77%
Polaris Platinum II                    1.52%, 1.77% or 2.02%
Polaris Platinum III                   1.30%, 1.55% or 1.95%
Polaris Preferred Solution             1.15%, 1.40%, 1.55% or 1.80%
Polaris Protector                      1.52% or 1.77%
Polaris Retirement Protector           1.30%, 1.55% or 1.80%
Polaris Select Investor                1.10%, 1.35%, 1.45% or 1.70%
WM Diversified Strategies              1.40%, 1.55% or 1.80%
WM Diversified Strategies III          1.55%, 1.70% or 1.95%

* The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by the Company on the contract anniversary. In the event a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the Sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The contract maintenance charge ranges from $30 to $50 for certain contracts.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal as defined in the contracts. Withdrawal amounts in excess of the free withdrawals are assessed based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 9 percent is assessed on amount withdrawn in excess of free withdrawals. There are no withdrawal charges under the Polaris Advisor contract.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for all products.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon purchase payment or upon surrender of the contract.

Capital Protector Fee: This optional feature provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee is calculated as a percentage of the contract value minus purchase payments received after the 90/th/ day from the date of contract issuance and deducted quarterly from the contract value during the waiting period. This optional feature is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to
0.65 percent. This optional feature is offered under Polaris Advantage, Polaris Choice II, Polaris Choice III, Polaris Platinum II, Polaris Preferred Solution, Polaris Protector, WM Diversified Strategies and WM Diversified Strategies III contracts.

Income Protector Fee: The optional Income Protector Program provides a guaranteed fixed minimum retirement income upon annuitization. The fee is calculated as a percentage of the income benefit base, as defined in the prospectus, and is deducted annually from the contract value. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges. The income protector fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to
0.45 percent. This optional feature is offered under Polaris America, Polaris Choice, Polaris Choice II, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Protector, WM Diversified Strategies, and WM Diversified Strategies III contracts.

MarketLock, Marketlock for Two, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

    .  MarketLock, MarketLock for Two and Income Rewards

       The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


    .  MarketLock for Life, MarketLock for Life Plus and MarketLock Income Plus

       The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Income Rewards: This optional feature provides a guaranteed withdrawal stream during an applicable period of time.

       The annual fee is calculated as a percentage of the benefit base and deducted quarterly from the contract value. The benefit base is equal to purchase payments received during the first 90 days, adjusted for withdrawals, before the benefit availability date (the availability date is up to the first 10 contract years, based on election). After the benefit availability date, the benefit base is increased by up to 50 percent of premiums received during the first 90 days, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows (Note: if Extension of the evaluation period is elected, an additional 0.10 percent -
0.25 percent is added to the Annual Fee):

Optional Features                                Products Offered                         Annual Fees
-----------------                      -------------------------------------  ------------------------------------
MarketLock                             Polaris Advantage                      0.50% to 0.65%
                                       Polaris Choice II
                                       Polaris Choice III
                                       Polaris Platinum II
                                       Polaris Preferred Solution
                                       WM Diversified Strategies
                                       WM Diversified Strategies III
MarketLock for Two                     Polaris Choice II                      0.40% prior to the first withdrawal
                                       Polaris Choice III                     0.80% after the first withdrawal
                                       Polaris Platinum II
                                       Polaris Preferred Solution
                                       WM Diversified Strategies
                                       WM Diversified Strategies III
Income Rewards                         Polaris Choice II                      0.65% in years zero to seven
                                       Polaris Choice III                     0.45% in years eight to 10
                                       Polaris Platinum II
                                       Polaris Preferred Solution
                                       Polaris Protector
                                       WM Diversified Strategies
                                       WM Diversified Strategies III
MarketLock for Life                    Polaris Advantage                      0.70% for one covered person
                                       Polaris Choice III                     0.95% for two covered person
                                       Polaris Choice IV
                                       Polaris Platinum II
                                       Polaris Platinum III
                                       Polaris Preferred Solution

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Optional Features                                Products Offered                          Annual Fees
-----------------                      -------------------------------------  --------------------------------------
MarketLock for Life Plus               Polaris Advantage                      0.65% to 0.95% for one covered person
                                       Polaris Choice III                     0.90% to 1.25% for two covered person
                                       Polaris Platinum II
                                       Polaris Preferred Solution
MarketLock Income Plus                 Polaris Advantage                      0.85% to 1.10% for one covered person
                                       Polaris Advisor III                    1.10% to 1.35% for two covered person
                                       Polaris Choice III
                                       Polaris Platinum II
                                       Polaris Platinum III
                                       Polaris Preferred Solution

Polaris Income Plus and Polaris Income Builder Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows:

Optional Features                                Products Offered                          Annual Fees
-----------------                      -------------------------------------  ---------------------------------------
Polaris Income Plus                    Polaris Advantage                      0.60% to 2.20% for one covered person
                                       Polaris Advantage II                   0.60% to 2.70% for two covered persons
                                       Polaris Choice III
                                       Polaris Choice IV
                                       Polaris Platinum III
                                       Polaris Preferred Solution
                                       Polaris Retirement Protector
Polaris Income Builder                 Polaris Advantage                      0.60% to 2.20% for one covered person
                                       Polaris Advantage II                   0.60% to 2.70% for two covered persons
                                       Polaris Choice III
                                       Polaris Choice IV
                                       Polaris Platinum III
                                       Polaris Preferred Solution

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. Purchases and Sales of Investments

For the year ended December 31, 2016, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts                                                       Cost of Purchases Proceeds from Sales
------------                                                       ----------------- -------------------
American Funds Asset Allocation Fund Class 2                         $  3,800,060       $  9,274,909
American Funds Asset Allocation Fund Class 3                            2,112,306          4,927,874
American Funds Ultra-Short Bond Fund Class 3                            2,646,711          4,768,082
American Funds Global Growth Fund Class 2                              21,103,661         33,446,739
American Funds Growth Fund Class 2                                     27,450,973         44,436,281
American Funds Growth Fund Class 3                                     18,931,746         27,734,882
American Funds Growth-Income Fund Class 2                              36,134,600         48,030,538
American Funds Growth-Income Fund Class 3                              20,706,872         23,803,833
American Funds High-Income Bond Fund Class 3                            3,397,496          3,553,474
American Funds Insurance Series Class 4                                   657,999             56,350
American Funds International Fund Class 3                               2,956,282          5,901,886
American Funds US Government AAA-Rated Securities Fund Class 3          1,937,157          2,199,852
AST Asset Allocation Portfolio Class 1                                  9,723,620         14,529,350
AST Asset Allocation Portfolio Class 2                                    791,058          1,017,364
AST Asset Allocation Portfolio Class 3                                 17,161,054         13,598,526
AST Capital Appreciation Portfolio Class 1                             35,374,832         41,242,746
AST Capital Appreciation Portfolio Class 2                              5,990,985          7,007,597
AST Capital Appreciation Portfolio Class 3                             89,547,428         71,018,794
AST Government and Quality Bond Portfolio Class 1                       6,317,631         11,842,097
AST Government and Quality Bond Portfolio Class 2                       1,297,249          6,322,015
AST Government and Quality Bond Portfolio Class 3                     127,127,850        108,458,703
AST Growth Portfolio Class 1                                            5,137,480         10,087,132
AST Growth Portfolio Class 2                                            1,510,311          2,990,481
AST Growth Portfolio Class 3                                           10,310,160         15,430,543
AST SA BlackRock Multi-Asset Income Portfolio Class 3                   4,619,190            316,636
AST Natural Resources Portfolio Class 1                                 1,590,304          3,754,630
AST Natural Resources Portfolio Class 2                                   348,282          1,295,132
AST Natural Resources Portfolio Class 3                                 7,422,906         19,586,799
AST Strategic Multi-Asset Portfolio Class 3                               376,083             12,326
BlackRock Global Allocation V.I. Fund Class III                           189,401            146,320
BlackRock iShares Alternative Strategies V.I. Fund Class III              412,763             48,925
BlackRock iShares Dynamic Allocation V.I. Fund Class III                   43,653              3,667
BlackRock iShares Dynamic Fixed Income V.I. Fund Class III                 69,981              1,696
BlackRock iShares Equity Appreciation V.I. Fund Class III                  50,751              7,835
Columbia VP Asset Allocation Fund Class 1                                  26,405             62,622
Columbia VP Dividend Opportunity Fund Class 1                              30,592            357,828
Columbia VP Emerging Markets Bond Fund Class 2                              2,385              2,408
Columbia VP Income Opportunities Fund Class 1                           4,125,358          2,811,136
Columbia VP Large Cap Growth Fund Class 1                              56,509,915         34,391,345
Columbia VP Limited Duration Credit Fund Class 2                          121,198            183,872
Columbia VP Loomis Sayles Growth Fund Class 1                           3,366,311          1,762,066
Columbia VP Large Cap Growth Fund II Class 1                              223,660            961,104
Columbia VP Large Cap Growth Fund III Class 1                           9,870,880         25,808,441
Columbia VP Loomis Sayles Growth Fund II Class 1                          667,339          1,708,610
Columbia VP International Opportunities Fund Class 2                       42,151          1,412,676
Columbia VP Mid Cap Growth Opportunity Fund Class 1                        10,264            100,096
Columbia VP Select International Equity Class 2                         2,789,449          1,476,196
Columbia VP Small Company Growth Fund Class 1                             145,603            131,320
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2               6,014,130          9,997,117
FTVIP Franklin Income VIP Fund Class 2                                 20,771,231         27,142,675
FTVIP Franklin Strategic Income VIP Fund Class 2                          106,882             44,634
Goldman Sachs VIT Global Trends Allocation Fund Service Class               2,716              5,233
Goldman Sachs VIT Government Money Market Fund Service Class          106,407,587         50,984,420
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Adv Class         335,341             48,957
Goldman Sachs VIT Strategic Income Fund Adv Class                          42,267             16,294
Invesco V.I. American Franchise Fund Series II                          3,675,352          3,426,274
Invesco V.I. Balanced-Risk Allocation Fund Series II                      129,694             16,912
Invesco V.I. Comstock Fund Series II                                   41,407,659         63,012,234
Invesco V.I. Growth and Income Fund Series II                          63,336,736         98,745,927
Ivy VIP Asset Strategy Class A                                            113,034             63,159
Lord Abbett Fund Bond Debenture Portfolio Class VC                        673,401            133,605
Lord Abbett Fund Fundamental Equity Portfolio Class VC                     10,817             21,184

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Sub-accounts                                                          Cost of Purchases Proceeds from Sales
------------                                                          ----------------- -------------------
Lord Abbett Fund Growth and Income Portfolio Class VC                   $ 10,122,729        $41,751,419
Lord Abbett Fund Mid Cap Stock Portfolio Class VC                          1,469,729          3,191,176
Lord Abbett Fund Short Duration Portfolio Class VC                           392,218            470,435
Neuberger Berman AMT Absolute Return Multi-Manager Fund Port S Class         343,256             24,607
PIMCO VIT All Asset Portfolio Adv Class                                       38,415             16,666
PIMCO VIT Emerging Markets Bond Portfolio Adv Class                          114,904             21,098
PIMCO VIT Unconstrained Bond Portfolio Adv Class                             435,783             81,074
Principal Diversified International Account Class 1                           22,255            217,313
Principal Diversified International Account Class 2                           15,588             26,900
Principal Equity Income Account Class 1                                    1,240,631          2,401,531
Principal Equity Income Account Class 2                                      661,306          1,517,748
Principal Government & High Quality Bond Account Class 1                     402,714            746,758
Principal Government & High Quality Bond Account Class 2                     450,189            359,457
Principal Income Account Class 1                                             386,619            875,711
Principal Income Account Class 2                                             162,121            368,232
Principal LargeCap Growth Account Class 1                                      2,865            131,440
Principal LargeCap Growth Account Class 2                                     10,394             17,605
Principal Money Market Account Class 1                                        62,179            940,101
Principal Money Market Account Class 2                                        31,806            516,025
Principal PVC Capital Appreciation Account Class 1                           289,430          1,663,610
Principal PVC Capital Appreciation Account Class 2                            51,962            353,306
Principal PVC MidCap Blend Acct Class 1                                      311,634            334,559
Principal PVC MidCap Blend Acct Class 2                                      104,594            208,245
Principal PVC SmallCap Account Class 1                                        31,454             86,211
Principal PVC SmallCap Account Class 2                                        16,369             52,187
Principal Real Estate Securities Account Class 1                              56,206             75,727
Principal Real Estate Securities Account Class 2                              38,707             26,850
Principal SAM Balanced Portfolio Class 1                                   2,791,965          4,268,491
Principal SAM Balanced Portfolio Class 2                                   3,430,860          5,468,314
Principal SAM Conservative Balanced Portfolio Class 1                        214,851            652,313
Principal SAM Conservative Balanced Portfolio Class 2                        231,809          1,003,311
Principal SAM Conservative Growth Portfolio Class 1                        1,210,875          1,972,991
Principal SAM Conservative Growth Portfolio Class 2                        1,283,464          2,811,901
Principal SAM Flexible Income Portfolio Class 1                              427,911          1,530,940
Principal SAM Flexible Income Portfolio Class 2                              393,908            696,855
Principal SAM Strategic Growth Portfolio Class 1                             724,720          1,186,228
Principal SAM Strategic Growth Portfolio Class 2                             468,858            926,506
Principal Short-Term Income Account Class 1                                  982,520            310,633
Principal Short-Term Income Account Class 2                                  556,900            255,525
SST Allocation Balanced Portfolio Class 3                                 23,681,056         20,690,857
SST Allocation Growth Portfolio Class 3                                    5,423,364          5,167,602
SST Allocation Moderate Growth Portfolio Class 3                          38,027,331         25,133,191
SST Allocation Moderate Portfolio Class 3                                 32,561,773         26,014,790
SST Asset Allocation Diversified Growth Portfolio Class 3                    265,479              9,833
SST Diversified Fixed Income Portfolio Class 3                                50,716              1,417
SST SA Columbia Focused Growth Portfolio Class 3                              24,953                414
SST SA Columbia Focused Value Portfolio Class 3                                9,701                571
SST International Equity Portfolio Class 3                                    20,153              2,438
SST Large Cap Growth Portfolio Class 3                                         8,147             13,900
SST Large Cap Value Portfolio Class 3                                         12,908             10,902
SST Mid Cap Growth Portfolio Class 3                                          26,308             11,857
SST Mid Cap Value Portfolio Class 3                                           81,946             29,668
SST Real Return Portfolio Class 3                                         33,716,998         36,319,789
SST Small Cap Portfolio Class 3                                               45,291              7,878
SST Stock Portfolio Class 3                                                   79,054             96,795
SAST Aggressive Growth Portfolio Class 1                                     431,913          3,503,076
SAST Aggressive Growth Portfolio Class 2                                      42,749            465,791
SAST Aggressive Growth Portfolio Class 3                                   2,304,784          5,448,697
SAST SA AB Growth Portfolio Class 1                                       24,020,830         24,847,371
SAST SA AB Growth Portfolio Class 2                                        3,023,663          3,293,762
SAST SA AB Growth Portfolio Class 3                                       24,131,729         24,153,963
SAST American Funds Asset Allocation Portfolio Class 3                    92,949,029         23,531,947
SAST American Funds Global Growth Portfolio Class 3                      107,330,959         54,905,726
SAST American Funds Growth Portfolio Class 3                             104,122,257         40,141,447
SAST American Funds Growth-Income Portfolio Class 3                       62,112,635         31,691,256
SAST Balanced Portfolio Class 1                                            5,142,963          6,026,250

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Sub-accounts                                                 Cost of Purchases Proceeds from Sales
------------                                                 ----------------- -------------------
SAST Balanced Portfolio Class 2                                $  1,425,554       $  1,273,540
SAST Balanced Portfolio Class 3                                  21,955,818         17,610,301
SAST BlackRock VCP Global Multi-Asset Portfolio Class 3         396,843,902          1,673,487
SAST Blue Chip Growth Portfolio Class 1                             750,483          1,654,913
SAST Blue Chip Growth Portfolio Class 2                             172,296            530,229
SAST Blue Chip Growth Portfolio Class 3                          13,632,578         13,333,511
SAST Capital Growth Portfolio Class 1                               364,691            896,901
SAST Capital Growth Portfolio Class 2                                70,193            152,039
SAST Capital Growth Portfolio Class 3                             7,219,693          5,678,041
SAST Corporate Bond Portfolio Class 1                             3,248,137          9,955,463
SAST Corporate Bond Portfolio Class 2                             2,075,769          3,432,505
SAST Corporate Bond Portfolio Class 3                           120,173,310         96,575,709
SAST Dogs of Wall Street Portfolio Class 1                        4,757,941          4,403,445
SAST Dogs of Wall Street Portfolio Class 2                          684,030          1,212,693
SAST Dogs of Wall Street Portfolio Class 3                       34,710,111         18,349,467
SAST Dynamic Allocation Portfolio Class 3                       372,988,211        726,737,284
SAST Dynamic Strategy Portfolio Class 3                         252,169,532        415,907,084
SAST Emerging Markets Portfolio Class 1                           1,700,314          3,387,233
SAST Emerging Markets Portfolio Class 2                             204,940            903,078
SAST Emerging Markets Portfolio Class 3                          12,104,144         24,289,514
SAST Equity Opportunities Portfolio Class 1                       1,295,317          4,172,191
SAST Equity Opportunities Portfolio Class 2                         261,217          1,167,372
SAST Equity Opportunities Portfolio Class 3                      10,957,390          7,904,159
SAST Foreign Value Portfolio Class 2                                770,399          2,607,781
SAST Foreign Value Portfolio Class 3                             47,574,679         56,661,993
SAST Fundamental Growth Portfolio Class 1                         3,276,879          5,289,766
SAST Fundamental Growth Portfolio Class 2                           229,298            325,558
SAST Fundamental Growth Portfolio Class 3                         9,986,084          8,957,593
SAST Global Bond Portfolio Class 1                                  698,608          4,959,723
SAST Global Bond Portfolio Class 2                                  446,707          1,150,251
SAST Global Bond Portfolio Class 3                               71,008,851         37,308,031
SAST Global Equities Portfolio Class 1                              761,239          5,850,397
SAST Global Equities Portfolio Class 2                               88,503            816,289
SAST Global Equities Portfolio Class 3                            3,157,958          6,504,861
SAST Growth Opportunities Portfolio Class 1                         729,918          1,515,610
SAST Growth Opportunities Portfolio Class 2                         274,614            481,035
SAST Growth Opportunities Portfolio Class 3                      20,750,197         21,791,423
SAST Growth-Income Portfolio Class 1                              6,785,537         17,250,354
SAST Growth-Income Portfolio Class 2                                523,596          1,471,064
SAST Growth-Income Portfolio Class 3                             22,632,912         22,356,392
SAST High-Yield Bond Portfolio Class 1                           13,899,620         16,337,787
SAST High-Yield Bond Portfolio Class 2                              653,070          2,448,824
SAST High-Yield Bond Portfolio Class 3                           51,704,203         46,831,429
SAST International Diversified Equities Portfolio Class 1         2,981,148          6,588,675
SAST International Diversified Equities Portfolio Class 2           451,173          2,242,495
SAST International Diversified Equities Portfolio Class 3        15,435,278         20,434,392
SAST International Growth and Income Portfolio Class 1            1,496,294          4,732,037
SAST International Growth and Income Portfolio Class 2              371,437            910,354
SAST International Growth and Income Portfolio Class 3           11,333,109         21,647,916
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1       4,817,562          6,486,369
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2       1,626,334          2,568,446
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3      34,684,830         31,946,632
SAST SA MFS Total Return Bond Portfolio Class 1                  10,967,547         17,526,899
SAST SA MFS Total Return Bond Portfolio Class 2                   2,847,613          5,919,074
SAST SA MFS Total Return Bond Portfolio Class 3                  33,118,185         31,073,356
SAST Mid-Cap Growth Portfolio Class 1                             4,163,499          5,528,919
SAST Mid-Cap Growth Portfolio Class 2                             1,753,775          2,448,664
SAST Mid-Cap Growth Portfolio Class 3                            25,112,096         17,407,924
SAST Real Estate Portfolio Class 1                                3,190,416          5,569,705
SAST Real Estate Portfolio Class 2                                  953,926          1,601,797
SAST Real Estate Portfolio Class 3                               30,833,166         42,947,033
SAST SA Janus Focused Growth Portfolio Class 1                    1,328,395          2,431,252
SAST SA Janus Focused Growth Portfolio Class 2                    1,054,924          2,433,887
SAST SA Janus Focused Growth Portfolio Class 3                   18,113,523         18,255,106
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                  2,553,482          6,746,279
SAST SA JPMorgan MFS Core Bond Portfolio Class 2                    765,654          1,825,708
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                 99,532,421         88,299,023
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1          85,215,583         50,101,583
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2          11,524,235          9,004,682

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Sub-accounts                                              Cost of Purchases Proceeds from Sales
------------                                              ----------------- -------------------
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3     $113,293,907       $ 73,632,864
SAST Schroder's VCP Global Allocation Portfolio Class 3      326,199,801          2,009,939
SAST Small & Mid Cap Value Portfolio Class 2                   1,371,852          3,315,572
SAST Small & Mid Cap Value Portfolio Class 3                  36,181,655         98,049,099
SAST Small Company Value Portfolio Class 3                    24,923,177         48,636,167
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3         488,583,481          2,462,161
SAST Technology Portfolio Class 1                                539,934          2,637,682
SAST Technology Portfolio Class 2                                204,026            618,002
SAST Technology Portfolio Class 3                              6,871,752         12,432,384
SAST Telecom Utility Portfolio Class 1                         1,267,832          2,380,871
SAST Telecom Utility Portfolio Class 2                           246,068            415,415
SAST Telecom Utility Portfolio Class 3                         6,507,516          7,858,197
SAST Ultra Short Bond Portfolio Class 1                       21,479,778         27,366,439
SAST Ultra Short Bond Portfolio Class 2                        2,330,828          3,610,611
SAST Ultra Short Bond Portfolio Class 3                      149,844,117        160,731,997
SAST VCP Managed Asset Allocation SAST Portfolio Class 3     408,874,184         21,872,805
SAST VCP Total Return Balanced Portfolio Class 3             371,880,751         10,864,574
SAST VCP Value Portfolio Class 3                             293,918,020         58,395,469
UIF Global Infrastructure Portfolio Class II                     486,988             48,454
VALIC Company I Global Social Awareness Fund                     180,466              2,697
VALIC Company I International Equities Index Fund              1,646,373            102,006
VALIC Company I Mid Cap Index Fund                             1,063,754            295,341
VALIC Company I Nasdaq-100 Index Fund                            774,726             75,116
VALIC Company I Small Cap Index Fund                             620,047            418,771
VALIC Company I Stock Index Fund                               3,171,775            339,612

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2016, follows:

                                                December 31, 2016                      For the Year Ended December 31, 2016
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                        2,492,696  23.79     24.65      61,334,068         1.55       1.52   1.77    7.50     7.76
American Funds Asset Allocation
  Fund Class 3                          470,444  73.48     74.91      35,208,315         1.61       1.30   1.40    7.97     8.07
American Funds Ultra-Short Bond
  Fund Class 3                          198,630  19.49     19.86       3,944,222         0.00       1.30   1.40   -1.48    -1.38
American Funds Global Growth Fund
  Class 2                             5,013,782  31.28     33.37     166,224,486         0.85       1.52   1.97   -1.34    -0.89
American Funds Growth Fund Class 2    7,384,493  31.58     33.67     246,740,667         0.73       1.52   1.97    7.36     7.84
American Funds Growth Fund Class 3      586,505 306.81    312.74     183,295,257         0.79       1.30   1.40    8.04     8.15
American Funds Growth-Income Fund
  Class 2                             8,729,063  27.05     28.85     250,139,701         1.40       1.52   1.97    9.35     9.84
American Funds Growth-Income Fund
  Class 3                               721,420 212.21    216.31     155,902,692         1.46       1.30   1.40   10.05    10.16
American Funds High-Income Bond
  Fund Class 3                          125,945  99.31    101.23      12,743,372         6.13       1.30   1.40   16.05    16.17
American Funds Insurance Series
  Class 4                               127,777   9.45      9.89       1,258,272         3.23       1.10   1.70    2.04     2.65
American Funds International Fund
  Class 3                               477,077  54.97     56.04      26,709,811         1.33       1.30   1.40    2.14     2.24
American Funds US Government
  AAA-Rated Securities Fund Class 3     259,915  39.63     40.40      10,492,781         1.43       1.30   1.40   -0.17    -0.07
AST Asset Allocation Portfolio
  Class 1                             2,299,860  37.85     39.36      90,508,614         2.78       1.52   1.77    8.84     9.11
AST Asset Allocation Portfolio
  Class 2                               146,465  35.98     38.47       5,542,476         2.56       1.52   1.97    8.46     8.95
AST Asset Allocation Portfolio
  Class 3                             1,624,960  11.98     14.90      37,824,677         2.54       1.10   2.30    7.99     9.29
AST Capital Appreciation Portfolio
  Class 1                             2,649,737  24.87     95.66     249,778,064         0.00       1.52   1.77    0.20     0.45
AST Capital Appreciation Portfolio
  Class 2                               425,984  88.63     95.13      39,599,243         0.00       1.40   1.97   -0.15     0.42
AST Capital Appreciation Portfolio
  Class 3                             9,920,776  14.26     21.67     397,797,256         0.00       1.10   2.30   -0.58     0.62
AST Government and Quality Bond
  Portfolio Class 1                   3,038,083  13.95     21.25      64,177,183         1.42       1.52   1.77   -0.31    -0.06
AST Government and Quality Bond
  Portfolio Class 2                   1,205,009  19.46     20.80      24,863,926         1.18       1.52   1.97   -0.66    -0.21
AST Government and Quality Bond
  Portfolio Class 3                  34,857,836  10.00     11.25     532,095,378         1.21       1.10   2.30   -1.08     0.11
AST Growth Portfolio Class 1          1,220,490  49.03     51.02      62,200,041         1.00       1.52   1.77    5.52     5.78
AST Growth Portfolio Class 2            344,929  46.81     49.94      17,064,576         0.80       1.52   1.97    5.15     5.63
AST Growth Portfolio Class 3          2,396,140  12.86     44.29      83,328,327         0.74       1.10   2.17    4.84     5.96
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                     367,303  10.27     10.93       4,147,291         3.46       1.10   2.30    3.86     5.11
AST Natural Resources Portfolio
  Class 1                               589,517  37.64     39.17      23,071,675         4.21       1.52   1.77   27.69    28.00
AST Natural Resources Portfolio
  Class 2                               141,328  35.95     38.44       5,344,708         4.22       1.52   1.97   27.24    27.81
AST Natural Resources Portfolio
  Class 3                             4,084,353   7.49      8.42      69,625,125         4.02       1.10   2.30   26.70    28.22
AST Strategic Multi-Asset Portfolio
  Class 3                                36,876   9.91      9.92         365,573         0.00       1.15   1.30   -1.34    -1.30
BlackRock Global Allocation V.I.
  Fund Class III                        219,791   9.47      9.97       2,130,989         1.25       1.10   1.70    2.06     2.67
BlackRock iShares Alternative
  Strategies V.I. Fund Class III         98,350   9.70     10.43       1,005,132         3.10       1.10   1.70    4.43     5.06
BlackRock iShares Dynamic
  Allocation V.I. Fund Class III         34,361   9.49     10.05         341,871         2.06       1.10   1.70    4.38     5.00
BlackRock iShares Dynamic Fixed
  Income V.I. Fund Class III             11,664   9.87     10.00         115,871         2.36       1.10   1.40    1.89     2.19
BlackRock iShares Equity
  Appreciation V.I. Fund Class III       14,686   9.51      9.97         143,427         1.80       1.10   1.40    7.54     7.86
Columbia VP Asset Allocation Fund
  Class 1                                45,110  16.00     16.63         749,358         2.23       1.52   1.77    3.52     3.77
Columbia VP Dividend Opportunity
  Fund Class 1                          103,609  16.40     17.07       1,758,478         0.00       1.52   1.77   11.68    11.96
Columbia VP Emerging Markets Bond
  Fund Class 2                              206  10.15     10.25           2,111         4.42       1.10   1.70    9.21     9.86
Columbia VP Income Opportunities
  Fund Class 1                          559,044  22.96     24.93      13,688,680        10.22       1.52   2.17    8.56     9.26
Columbia VP Large Cap Growth Fund
  Class 1                             2,242,342  10.41     10.46      23,434,619         0.00       1.52   2.17    4.13     4.59
Columbia VP Limited Duration Credit
  Fund Class 2                            2,720             9.91          26,949         9.90              1.10             4.13
Columbia VP Loomis Sayles Growth
  Fund Class 1                          161,969  10.43     10.45       1,691,351         0.00       1.52   1.77    4.29     4.46
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1               21,650  15.05     17.03         362,690         0.00       1.52   2.02    0.25     0.75
Columbia VP Select International
  Equity Class 2                        131,396   9.69      9.71       1,275,309         1.12       1.52   1.77   -3.09    -2.93
Columbia VP Small Company Growth
  Fund Class 1                           36,596  17.88     18.61         677,629         0.00       1.52   1.77   10.77    11.05
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2         3,615,670  12.04     13.41      46,566,420         3.84       1.10   2.30   10.61    11.95
FTVIP Franklin Income VIP Fund
  Class 2                            10,442,843  12.92     14.42     144,932,320         4.79       1.10   2.30   11.44    12.78
FTVIP Franklin Strategic Income VIP
  Fund Class 2                           63,662   9.88      9.99         630,437         3.55       1.10   1.70    6.12     6.76
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class           3,937             9.79          38,529         0.26              1.10             3.20
Goldman Sachs VIT Government Money
  Market Fund Service Class           5,594,375   9.87      9.93      55,423,130         0.02       1.10   1.95   -1.27    -0.70
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Adv Class       85,350   9.16      9.17         780,226         0.84       1.10   1.70   -1.41    -0.82
Goldman Sachs VIT Strategic Income
  Fund Adv Class                         21,309   9.44      9.74         203,632         1.97       1.10   1.35   -0.61    -0.36
Invesco V.I. American Franchise
  Fund Series II                        977,733  13.72     17.18      16,946,377         0.00       1.10   2.30   -0.30     0.90
Invesco V.I. Balanced-Risk
  Allocation Fund Series II              36,089  10.25     10.61         375,051         0.20       1.10   1.40    9.97    10.30
Invesco V.I. Comstock Fund Series II 16,979,208  13.17     15.34     318,217,781         1.28       1.10   2.30   14.33    15.71
Invesco V.I. Growth and Income Fund
  Series II                          21,778,769  13.76     16.02     452,698,782         0.87       1.10   2.30   16.72    18.13
Ivy VIP Asset Strategy Class A           38,574   8.32      8.69         330,670         0.50       1.10   1.70   -4.21    -3.63
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                     93,065  10.26     10.83         999,703         6.24       1.10   1.70   10.25    10.91
Lord Abbett Fund Fundamental Equity
  Portfolio Class VC                     16,046            11.31         181,508         1.23              1.10            14.48
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 11,722,972  13.48     13.62     201,147,166         1.44       1.10   2.30   14.46    15.84
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                    848,772  21.64     22.46      19,014,948         0.48       1.52   1.77   14.36    14.64
Lord Abbett Fund Short Duration
  Portfolio Class VC                     82,407   9.98     10.13         831,951         2.42       1.10   1.70    1.73     2.34
Neuberger Berman AMT Absolute
  Return Multi-Manager Fund Port S
  Class                                  86,558   8.91      9.18         791,223         0.00       1.10   1.70   -2.32    -1.73
PIMCO VIT All Asset Portfolio Adv
  Class                                   4,141   9.71      9.86          40,334         2.19       1.10   1.40   11.34    11.67
PIMCO VIT Emerging Markets Bond
  Portfolio Adv Class                    12,726  10.35     10.69         132,663         3.99       1.10   1.40   11.63    11.96

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2016                      For the Year Ended December 31, 2016
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
PIMCO VIT Unconstrained Bond
  Portfolio Adv Class                    73,697  9.93      10.03         737,334        1.76        1.10   1.70    2.87     3.49
Principal Diversified International
  Account Class 1                       104,876  6.98       7.37         767,571        2.11        1.40   1.80   -1.43    -1.03
Principal Diversified International
  Account Class 2                        52,785  6.58       6.96         362,771        2.04        1.55   1.95   -1.82    -1.42
Principal Equity Income Account
  Class 1                               808,983 15.87      16.88      13,498,791        2.67        1.40   1.80   13.66    14.11
Principal Equity Income Account
  Class 2                               540,798 14.91      15.31       8,425,726        2.48        1.52   1.95   13.21    13.70
Principal Government & High Quality
  Bond Account Class 1                  303,754  8.14       8.65       2,572,503        3.56        1.40   1.80   -0.01     0.39
Principal Government & High Quality
  Bond Account Class 2                  107,931  7.65       8.11         868,977        3.60        1.55   1.95   -0.41    -0.02
Principal Income Account Class 1        388,160 10.13      10.78       4,140,656        4.54        1.40   1.80    3.84     4.25
Principal Income Account Class 2        200,256  9.60      10.20       2,034,448        4.71        1.55   1.95    3.49     3.90
Principal LargeCap Growth Account
  Class 1                                46,464 10.35      11.01         506,909        0.26        1.40   1.80   -6.82    -6.45
Principal LargeCap Growth Account
  Class 2                                37,831  9.79      10.39         390,805        0.08        1.55   1.95   -7.20    -6.83
Principal PVC Capital Appreciation
  Account Class 1                       440,632 21.20      22.55       9,859,066        1.08        1.40   1.80    7.17     7.60
Principal PVC Capital Appreciation
  Account Class 2                        92,625 19.88      21.12       1,942,782        0.84        1.55   1.95    6.76     7.18
Principal PVC MidCap Blend Acct
  Class 1                                85,276 20.14      21.41       1,795,986        0.40        1.40   1.80    8.40     8.84
Principal PVC MidCap Blend Acct
  Class 2                                32,010 18.91      20.09         637,942        0.12        1.55   1.95    7.99     8.42
Principal PVC SmallCap Account
  Class 1                                57,427 12.09      12.84         716,661        0.24        1.40   1.80   15.30    15.76
Principal PVC SmallCap Account
  Class 2                                32,325 11.39      12.06         386,646        0.07        1.55   1.95   14.90    15.36
Principal Real Estate Securities
  Account Class 1                        13,147 30.39      32.19         421,391        1.42        1.40   1.80    3.96     4.38
Principal Real Estate Securities
  Account Class 2                         8,136 30.05      30.99         250,660        1.22        1.55   1.70    3.76     3.91
Principal SAM Balanced Portfolio
  Class 1                             2,170,674 14.23      15.13      32,182,335        2.08        1.40   1.80    4.92     5.34
Principal SAM Balanced Portfolio
  Class 2                             2,043,509 13.43      14.33      28,981,100        1.83        1.52   1.95    4.57     5.02
Principal SAM Conservative Balanced
  Portfolio Class 1                     290,260  9.98      10.61       3,038,294        2.43        1.40   1.80    4.48     4.90
Principal SAM Conservative Balanced
  Portfolio Class 2                     334,936  9.43      14.02       3,437,949        2.17        1.52   1.95    4.03     4.48
Principal SAM Conservative Growth
  Portfolio Class 1                   1,063,647 14.94      15.88      16,493,154        1.40        1.40   1.80    5.09     5.51
Principal SAM Conservative Growth
  Portfolio Class 2                   1,119,781 14.05      14.97      16,542,913        1.17        1.52   1.95    4.70     5.15
Principal SAM Flexible Income
  Portfolio Class 1                     509,471 11.33      12.07       6,036,946        3.15        1.40   1.80    5.14     5.56
Principal SAM Flexible Income
  Portfolio Class 2                     573,433 10.72      14.05       6,504,225        3.08        1.52   1.95    4.68     5.13
Principal SAM Strategic Growth
  Portfolio Class 1                     219,047 16.28      17.29       3,730,405        1.36        1.40   1.80    4.26     4.68
Principal SAM Strategic Growth
  Portfolio Class 2                     407,450 15.32      16.37       6,563,683        1.19        1.52   1.95    3.87     4.31
Principal Short-Term Income Account
  Class 1                               177,800  7.34       7.81       1,357,068        2.86        1.40   1.80    0.32     0.72
Principal Short-Term Income Account
  Class 2                               132,546  6.96       7.39         965,232        2.28        1.55   1.95    0.04     0.44
SST Allocation Balanced Portfolio
  Class 3                             9,119,217 10.32      13.28     129,162,151        1.85        1.10   2.30    2.84     4.08
SST Allocation Growth Portfolio
  Class 3                             1,856,917 10.37      14.04      27,253,677        1.68        1.10   2.15    3.50     4.59
SST Allocation Moderate Growth
  Portfolio Class 3                  13,266,860 10.35      13.26     187,803,555        1.74        1.10   2.30    3.26     4.50
SST Allocation Moderate Portfolio
  Class 3                            12,342,311 10.34      13.36     176,012,657        1.72        1.10   2.30    3.18     4.42
SST Asset Allocation Diversified
  Growth Portfolio Class 3               35,541 10.31      10.77         363,204        0.94        1.10   1.40    5.63     5.95
SST Diversified Fixed Income
  Portfolio Class 3                      11,676 10.00      10.15         117,253        1.22        1.10   1.40    1.76     2.06
SST SA Columbia Focused Growth
  Portfolio Class 3                       4,724             9.24          43,676        0.00               1.10           -10.11
SST SA Columbia Focused Value
  Portfolio Class 3                       5,080 10.80      11.61          57,717        1.02        1.10   1.70   17.02    17.72
SST International Equity Portfolio
  Class 3                                25,297  9.06       9.14         229,722        1.62        1.10   1.40   -1.72    -1.42
SST Large Cap Growth Portfolio
  Class 3                                 7,720 10.46      11.04          80,367        0.18        1.10   1.40    1.44     1.74
SST Large Cap Value Portfolio
  Class 3                                10,958 10.58      10.98         117,223        1.51        1.10   1.40   13.19    13.53
SST Mid Cap Growth Portfolio Class 3     28,632 10.11      10.77         302,355        0.00        1.10   1.40    3.06     3.37
SST Mid Cap Value Portfolio Class 3      28,179 10.57      11.21         307,756        0.97        1.10   1.40   14.13    14.48
SST Real Return Portfolio Class 3    26,513,148  9.94      10.58     299,204,645        0.00        1.10   2.30    1.35     2.57
SST Small Cap Portfolio Class 3          14,191 10.87      11.86         162,460        0.00        1.10   1.40   16.98    17.34
SST Stock Portfolio Class 3              21,527  9.90      11.31         236,869        0.00        1.10   1.70   -0.71    -0.11
SAST Aggressive Growth Portfolio
  Class 1                             1,011,488 10.72      21.08      21,284,060        0.00        1.52   1.77    5.50     5.76
SAST Aggressive Growth Portfolio
  Class 2                               140,110 19.26      20.58       2,855,195        0.00        1.52   1.97    5.13     5.61
SAST Aggressive Growth Portfolio
  Class 3                             1,487,003 12.23      12.28      22,387,502        0.00        1.10   2.30    4.68     5.94
SAST SA AB Growth Portfolio Class 1   2,525,631 16.18      61.49     153,724,858        0.20        1.52   1.77    1.02     1.27
SAST SA AB Growth Portfolio Class 2     294,065 56.09      61.33      17,516,431        0.04        1.40   1.97    0.66     1.24
SAST SA AB Growth Portfolio Class 3   2,620,315 15.06      17.90      98,137,751        0.00        1.10   2.30    0.23     1.44
SAST American Funds Asset
  Allocation Portfolio Class 3       16,750,562 12.20      14.47     259,103,746        1.74        1.10   2.30    6.62     7.91
SAST American Funds Global Growth
  Portfolio Class 3                  23,925,284 12.02      15.07     383,199,593        1.69        1.10   2.30   -1.93    -0.75
SAST American Funds Growth
  Portfolio Class 3                  17,720,152 13.75      16.02     302,223,973        0.32        1.10   2.30    6.70     7.99
SAST American Funds Growth-Income
  Portfolio Class 3                  14,664,143 13.71      15.35     238,231,669        1.41        1.10   2.30    8.69     9.99
SAST Balanced Portfolio Class 1       1,670,764 13.66      25.21      41,900,949        1.66        1.52   1.77    5.29     5.55
SAST Balanced Portfolio Class 2         316,357 23.08      24.63       7,702,217        1.48        1.52   1.97    4.92     5.39
SAST Balanced Portfolio Class 3       5,622,038 12.30      14.77      98,326,149        1.44        1.10   2.30    4.47     5.73
SAST BlackRock VCP Global Multi-
  Asset Portfolio Class 3            37,804,236 10.32      10.42     392,953,337        0.06        1.10   2.15    3.19     4.21
SAST Blue Chip Growth Portfolio
  Class 1                               657,941  9.85      12.48       6,817,677        0.57        1.52   1.77    4.49     4.75
SAST Blue Chip Growth Portfolio
  Class 2                               253,275  9.42      10.05       2,525,947        0.40        1.52   1.97    4.13     4.59
SAST Blue Chip Growth Portfolio
  Class 3                             6,716,150 13.91      15.62      90,396,791        0.36        1.10   2.30    3.68     4.93
SAST Capital Growth Portfolio
  Class 1                               385,795 11.23      11.69       4,499,477        0.18        1.52   1.77    0.56     0.81
SAST Capital Growth Portfolio
  Class 2                               122,508 10.72      11.43       1,385,608        0.02        1.52   1.97    0.21     0.66
SAST Capital Growth Portfolio
  Class 3                             3,469,979 10.46      12.75      41,695,756        0.00        1.10   2.17   -0.09     0.98
SAST Corporate Bond Portfolio
  Class 1                             1,864,212 28.61      29.79      55,446,454        4.62        1.52   1.77    6.85     7.11
SAST Corporate Bond Portfolio
  Class 2                               582,655 27.26      29.13      16,840,051        4.56        1.52   1.97    6.47     6.95
SAST Corporate Bond Portfolio
  Class 3                            30,459,042 10.72      15.47     621,684,478        4.35        1.10   2.30    6.02     7.29
SAST Dogs of Wall Street Portfolio
  Class 1                             1,015,867 25.44      26.48      26,869,209        2.30        1.52   1.77   15.87    16.15

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2016                      For the Year Ended December 31, 2016
                                   ----------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                       ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST Dogs of Wall Street
  Portfolio Class 2                    234,696 24.32      25.92        6,032,698       2.08        1.52   1.97   15.46    15.98
SAST Dogs of Wall Street
  Portfolio Class 3                  4,930,440 14.22      20.28      111,516,305       2.09        1.10   2.30   14.97    16.35
SAST Dynamic Allocation Portfolio
  Class 3                          710,379,450  9.82      11.53    8,545,058,556       1.46        1.10   2.30    2.14     3.37
SAST Dynamic Strategy Portfolio
  Class 3                          457,797,898  9.87      11.62    5,489,904,131       1.42        1.10   2.15    2.92     4.00
SAST Emerging Markets Portfolio
  Class 1                            1,183,654 15.45      24.07       19,048,614       2.07        1.52   1.77    8.77     9.04
SAST Emerging Markets Portfolio
  Class 2                              219,944 14.72      15.71        3,427,024       1.79        1.52   1.97    8.39     8.88
SAST Emerging Markets Portfolio
  Class 3                            9,316,070  8.17       9.00      112,121,819       1.67        1.10   2.30    7.93     9.22
SAST Equity Opportunities
  Portfolio Class 1                    772,040 31.90      33.21       25,613,545       0.76        1.52   1.77    9.71     9.98
SAST Equity Opportunities
  Portfolio Class 2                    122,648 30.37      32.47        3,954,414       0.58        1.52   1.97    9.32     9.81
SAST Equity Opportunities
  Portfolio Class 3                  2,478,652 13.96      15.86       53,774,397       0.54        1.10   2.30    8.86    10.17
SAST Foreign Value Portfolio
  Class 2                              729,118 16.72      18.07       13,121,281       1.65        1.52   1.97   -0.71    -0.26
SAST Foreign Value Portfolio
  Class 3                           31,016,379  9.42       9.76      395,265,253       1.67        1.10   2.30   -1.14     0.05
SAST Fundamental Growth Portfolio
  Class 1                            1,246,553 26.34      27.41       34,108,850       0.00        1.52   1.77   -0.78    -0.53
SAST Fundamental Growth Portfolio
  Class 2                               78,475 25.06      26.78        2,075,980       0.00        1.52   1.97   -1.12    -0.68
SAST Fundamental Growth Portfolio
  Class 3                            2,526,417 12.51      14.41       57,784,114       0.00        1.10   2.30   -1.55    -0.36
SAST Global Bond Portfolio Class 1     978,868 13.64      21.61       21,096,111       0.30        1.52   1.77   -0.46    -0.22
SAST Global Bond Portfolio Class 2     233,878 19.81      21.11        4,894,067       0.13        1.52   1.97   -0.81    -0.36
SAST Global Bond Portfolio Class 3  16,589,023  9.40      11.04      226,434,646       0.07        1.10   2.30   -1.24    -0.05
SAST Global Equities Portfolio
  Class 1                            1,368,531 12.29      27.82       37,931,551       1.36        1.52   1.77    3.81     4.07
SAST Global Equities Portfolio
  Class 2                              132,337 25.56      27.76        3,596,942       1.19        1.40   1.97    3.45     4.04
SAST Global Equities Portfolio
  Class 3                            1,768,510 11.63      11.64       28,770,048       1.11        1.10   2.30    3.01     4.25
SAST Growth Opportunities
  Portfolio Class 1                    723,143  9.09       9.45        6,831,484       0.00        1.52   1.77    2.10     2.35
SAST Growth Opportunities
  Portfolio Class 2                    290,203  8.66       9.26        2,667,479       0.00        1.52   1.97    1.74     2.20
SAST Growth Opportunities
  Portfolio Class 3                 10,826,280 12.27      16.50      134,846,222       0.00        1.10   2.30    1.31     2.53
SAST Growth-Income Portfolio
  Class 1                            2,373,264 15.74      51.65      120,856,489       1.88        1.52   1.77   13.53    13.81
SAST Growth-Income Portfolio
  Class 2                              175,757 47.13      50.41        8,777,752       1.72        1.52   1.97   13.13    13.64
SAST Growth-Income Portfolio
  Class 3                            6,661,764 13.84      15.74      133,815,899       1.67        1.10   2.30   12.65    14.00
SAST High-Yield Bond Portfolio
  Class 1                            1,377,454 29.29      30.45       41,900,245       6.58        1.52   1.77   16.18    16.47
SAST High-Yield Bond Portfolio
  Class 2                              261,478 27.82      29.76        7,707,963       6.72        1.52   1.97   15.78    16.30
SAST High-Yield Bond Portfolio
  Class 3                            6,690,025 11.05      13.59      123,879,319       6.73        1.10   2.30   15.28    16.67
SAST International Diversified
  Equities Portfolio Class 1         2,046,678 12.79      13.31       27,230,282       1.23        1.52   1.77   -3.67    -3.43
SAST International Diversified
  Equities Portfolio Class 2           769,565 12.21      13.02        9,950,111       1.02        1.52   1.97   -4.01    -3.58
SAST International Diversified
  Equities Portfolio Class 3         9,863,969  9.10       9.25      116,468,102       0.96        1.10   2.30   -4.42    -3.27
SAST International Growth and
  Income Portfolio Class 1           1,845,105 10.25      14.87       27,246,044       1.80        1.52   1.77   -0.27    -0.02
SAST International Growth and
  Income Portfolio Class 2             340,179 13.68      14.56        4,912,040       1.64        1.52   1.97   -0.62    -0.17
SAST International Growth and
  Income Portfolio Class 3           9,026,207  7.93       9.60      115,663,859       1.55        1.10   2.30   -1.04     0.15
SAST SA MFS Massachusetts
  Investors Trust Portfolio
  Class 1                            1,162,651 17.42      39.51       45,623,723       0.86        1.52   1.77    6.73     7.00
SAST SA MFS Massachusetts
  Investors Trust Portfolio
  Class 2                              211,826 36.32      38.66        8,128,044       0.61        1.52   1.97    6.36     6.84
SAST SA MFS Massachusetts
  Investors Trust Portfolio
  Class 3                           11,336,228 13.15      16.47      251,541,066       0.62        1.10   2.30    5.91     7.18
SAST SA MFS Total Return Bond
  Portfolio Class 1                  2,693,485 18.23      40.67      108,584,452       2.29        1.52   1.77    7.16     7.43
SAST SA MFS Total Return Bond
  Portfolio Class 2                    758,634 37.23      39.75       29,893,218       2.08        1.52   1.97    6.79     7.27
SAST SA MFS Total Return Bond
  Portfolio Class 3                  6,682,583 12.04      14.04      167,843,261       2.00        1.10   2.30    6.33     7.61
SAST Mid-Cap Growth Portfolio
  Class 1                            1,465,011 11.32      19.76       28,748,693       0.00        1.52   1.77   -1.55    -1.31
SAST Mid-Cap Growth Portfolio
  Class 2                              623,566 18.07      19.71       11,944,767       0.00        1.40   1.97   -1.89    -1.33
SAST Mid-Cap Growth Portfolio
  Class 3                            5,475,198 13.08      18.14      104,245,595       0.00        1.10   2.30   -2.31    -1.14
SAST Real Estate Portfolio Class 1     734,690 34.73      36.15       26,542,108       2.29        1.52   1.77    6.73     6.99
SAST Real Estate Portfolio Class 2     186,950 33.12      35.35        6,550,251       2.23        1.52   1.97    6.36     6.83
SAST Real Estate Portfolio Class 3  10,107,470 11.60      12.06      189,467,738       1.92        1.10   2.30    5.90     7.18
SAST SA Janus Focused Growth
  Portfolio Class 1                    590,718 16.88      17.57       10,366,079       0.00        1.52   1.77   -3.17    -2.93
SAST SA Janus Focused Growth
  Portfolio Class 2                    506,392 16.54      17.17        8,632,395       0.00        1.52   1.77   -3.32    -3.08
SAST SA Janus Focused Growth
  Portfolio Class 3                  5,785,018 11.83      14.58       92,635,182       0.00        1.10   2.30   -3.92    -2.77
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                  1,352,999 27.73      28.81       38,943,699       1.93        1.52   1.77    1.56     1.82
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                    249,214 27.08      28.15        6,968,522       1.71        1.52   1.77    1.41     1.66
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                 43,120,503  9.89      12.80      694,664,663       1.66        1.10   2.30    0.78     1.99
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1            5,697,680 19.45      58.68      331,856,875       0.86        1.52   1.77   12.59    12.87
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2              770,664 53.60      58.51       43,828,251       0.69        1.40   1.97   12.20    12.84
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3           13,854,264 13.43      14.89      404,313,342       0.61        1.10   2.30   11.72    13.06
SAST Schroder's VCP Global
  Allocation Portfolio Class 3      30,345,467 10.74      10.87      328,834,258       0.00        1.10   2.30    7.44     8.65
SAST Small & Mid Cap Value
  Portfolio Class 2                    411,577 33.48      35.73       14,606,638       0.23        1.52   1.97   22.34    22.89
SAST Small & Mid Cap Value
  Portfolio Class 3                 15,477,739 14.15      19.78      414,810,848       0.13        1.10   2.30   21.82    23.29
SAST Small Company Value
  Portfolio Class 3                 10,201,524 13.79      16.69      173,968,272       0.43        1.10   2.30   27.60    29.13
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 3        46,652,003 10.49      10.61      493,653,461       0.33        1.10   2.30    4.90     6.09
SAST Technology Portfolio Class 1    2,142,987  4.41       4.59        9,818,919       0.00        1.52   1.77   14.78    15.07
SAST Technology Portfolio Class 2      749,966  4.19       4.56        3,335,976       0.00        1.40   1.97   14.38    15.04
SAST Technology Portfolio Class 3    4,304,127 17.74      18.52       35,541,994       0.00        1.10   2.30   13.89    15.26

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2016                      For the Year Ended December 31, 2016
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST Telecom Utility Portfolio
  Class 1                               483,684 22.52      23.44       11,326,174       2.94        1.52   1.77    8.63     8.90
SAST Telecom Utility Portfolio
  Class 2                                60,597 22.10      22.92        1,371,235       2.95        1.52   1.77    8.47     8.74
SAST Telecom Utility Portfolio
  Class 3                             1,217,465 10.96      15.66       22,106,968       2.71        1.10   2.30    7.79     9.09
SAST Ultra Short Bond Portfolio
  Class 1                             2,220,534  8.97      11.98       26,566,749       0.00        1.52   1.77   -1.84    -1.60
SAST Ultra Short Bond Portfolio
  Class 2                               594,953 10.98      11.71        6,918,068       0.00        1.52   1.97   -2.18    -1.74
SAST Ultra Short Bond Portfolio
  Class 3                            16,545,399  8.10       9.45      162,598,335       0.00        1.10   2.30   -2.60    -1.43
SAST VCP Managed Asset Allocation
  SAST Portfolio Class 3             87,433,286 10.38      12.00    1,083,367,773       0.75        1.10   2.15    4.73     5.83
SAST VCP Total Return Balanced
  Portfolio Class 3                  81,202,899 10.22      11.02      919,517,270       0.00        1.10   2.15    4.51     5.61
SAST VCP Value Portfolio Class 3     78,488,067 10.70      11.94      962,839,411       0.66        1.10   2.15    7.52     8.65
UIF Global Infrastructure Portfolio
  Class II                               86,395  9.16       9.80          832,603       1.83        1.10   1.70   13.03    13.71
VALIC Company I Global Social
  Awareness Fund                         18,561 10.30      10.66          191,485       0.31        1.10   1.40    5.46     5.78
VALIC Company I International
  Equities Index Fund                   337,899  9.35       9.45        3,163,139       2.33        1.10   1.40   -0.15     0.15
VALIC Company I Mid Cap Index Fund      209,458 11.40      12.19        2,501,860       1.02        1.10   1.40   18.95    19.31
VALIC Company I Nasdaq-100 Index
  Fund                                  145,709 10.56      11.91        1,697,570       0.49        1.10   1.70    4.97     5.60
VALIC Company I Small Cap Index Fund    169,200 11.16      12.39        2,012,851       1.15        1.10   1.40   19.50    19.86
VALIC Company I Stock Index Fund        762,475 10.60      11.53        8,712,957       2.13        1.10   1.70    9.72    10.38

                                                December 31, 2015                       For the Year Ended December 31 2015
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                        2,791,383  22.13     22.88      63,748,342        1.59        1.52   1.77    -0.38   -0.13
American Funds Asset Allocation
  Fund Class 3                          523,181  68.06     69.31      36,231,221        1.66        1.30   1.40     0.05    0.15
American Funds Ultra-Short Bond
  Fund Class 3                          301,423  19.78     20.14       6,069,574        0.00        1.30   1.40    -1.83   -1.73
American Funds Global Growth Fund
  Class 2                             5,814,880  31.71     33.67     194,638,015        0.99        1.52   1.97     4.85    5.32
American Funds Growth Fund Class 2    8,582,423  29.42     31.22     266,061,733        0.58        1.52   1.97     4.77    5.25
American Funds Growth Fund Class 3      670,078 283.96    289.17     193,645,938        0.65        1.30   1.40     5.44    5.54
American Funds Growth-Income Fund
  Class 2                            10,210,265  24.74     26.27     266,505,791        1.25        1.52   1.97    -0.52   -0.08
American Funds Growth-Income Fund
  Class 3                               823,135 192.83    196.37     161,492,915        1.33        1.30   1.40     0.12    0.22
American Funds High-Income Bond
  Fund Class 3                          133,285  85.58     87.14      11,609,844        5.37        1.30   1.40    -8.42   -8.33
American Funds Insurance Series
  Class 4                                69,041   9.43      9.64         662,428        2.81        1.10   1.40    -3.16   -2.87
American Funds International Fund
  Class 3                               576,621  53.82     54.81      31,581,888        1.55        1.30   1.40    -5.77   -5.68
American Funds US Government
  AAA-Rated Securities Fund Class 3     271,758  39.70     40.42      10,978,306        1.40        1.30   1.40     0.23    0.33
AST Asset Allocation Portfolio
  Class 1                             2,630,695  34.78     36.08      94,831,785        2.92        1.52   1.77    -3.45   -3.21
AST Asset Allocation Portfolio
  Class 2                               164,976  33.17     35.31       5,746,646        2.76        1.52   1.97    -3.78   -3.35
AST Asset Allocation Portfolio
  Class 3                             1,559,554  10.96     13.79      34,297,407        2.80        1.10   2.30    -4.20   -3.04
AST Capital Appreciation Portfolio
  Class 1                             3,034,634  91.72     95.23     284,721,855        0.00        1.52   1.77     6.82    7.09
AST Capital Appreciation Portfolio
  Class 2                               489,826  88.76     94.73      45,450,170        0.00        1.40   1.97     6.45    7.06
AST Capital Appreciation Portfolio
  Class 3                            10,203,791  14.17     21.80     426,922,869        0.00        1.10   2.30     5.99    7.27
AST Government and Quality Bond
  Portfolio Class 1                   3,311,085  20.49     21.27      70,014,654        1.48        1.52   1.77    -1.22   -0.98
AST Government and Quality Bond
  Portfolio Class 2                   1,444,594  19.59     20.81      29,886,349        1.28        1.52   1.97    -1.57   -1.13
AST Government and Quality Bond
  Portfolio Class 3                  32,693,134   9.99     11.37     517,482,820        1.28        1.10   2.30    -1.99   -0.81
AST Growth Portfolio Class 1          1,407,748  46.46     48.23      67,822,689        0.62        1.52   1.77    -1.61   -1.36
AST Growth Portfolio Class 2            399,190  44.52     47.28      18,719,395        0.42        1.52   1.97    -1.95   -1.51
AST Growth Portfolio Class 3          2,674,883  12.13     14.28      89,410,347        0.34        1.10   2.15    -2.22   -1.19
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                       8,383   9.77     10.78         107,648        0.75        1.10   1.40    -6.05   -5.77
AST Natural Resources Portfolio
  Class 1                               671,538  29.47     30.60      20,531,857        1.53        1.52   1.77   -22.77  -22.58
AST Natural Resources Portfolio
  Class 2                               172,720  28.25     30.02       5,118,355        1.29        1.52   1.97   -23.04  -22.70
AST Natural Resources Portfolio
  Class 3                             4,882,343   5.92      6.57      66,749,200        1.15        1.10   2.30   -23.37  -22.45
BlackRock Global Allocation V.I.
  Fund Class III                        215,571   9.27      9.71       2,036,288        1.42        1.10   1.70    -7.26   -2.08
BlackRock iShares Alternative
  Strategies V.I. Fund Class III         64,714   9.29      9.93         630,027        5.66        1.10   1.70    -7.12   -2.32
BlackRock iShares Dynamic
  Allocation V.I. Fund Class III         30,466   9.09      9.57         288,623        3.57        1.10   1.70    -9.10   -5.04
BlackRock iShares Dynamic Fixed
  Income V.I. Fund Class III              5,033   9.69      9.79          49,112        3.49        1.10   1.40    -2.84   -2.55
BlackRock iShares Equity
  Appreciation V.I. Fund Class III       10,067   8.85      9.24          91,274        3.34        1.10   1.40    -8.00   -7.72
Columbia VP Asset Allocation Fund
  Class 1                                48,225  15.45     16.02         771,994        2.07        1.52   1.77    -0.71   -0.46
Columbia VP Dividend Opportunity
  Fund Class 1                          122,000  14.68     15.24       1,848,927        0.00        1.52   1.77    -4.36   -4.12
Columbia VP Emerging Markets Bond
  Fund Class 2                              206   9.29      9.33           1,916        0.00        1.10   1.70    -7.10   -2.39
Columbia VP Income Opportunities
  Fund Class 1                          577,730  21.15     22.81      12,963,856        9.20        1.52   2.17    -3.12   -2.49
Columbia VP Limited Duration Credit
  Fund Class 2                            9,468   9.58      9.51          90,115        0.00        1.10   1.40    -3.84   -3.56
Columbia VP Large Cap Growth Fund
  II Class 1                             46,711  21.12     21.91       1,016,555        0.00        1.52   1.77    -0.24    0.01
Columbia VP Large Cap Growth Fund
  III Class 1                         1,465,113  17.03     18.48      26,649,644        0.16        1.52   2.17     0.37    1.03
Columbia VP Loomis Sayles Growth
  Fund II Class 1                       102,511  16.16     16.76       1,704,994        0.11        1.52   1.77     0.38    0.63
Columbia VP International
  Opportunities Fund Class 2             78,454  17.90     18.53       1,448,271        0.28        1.52   1.77    -1.79   -1.54
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1               26,926  15.02     16.91         443,287        0.00        1.52   2.02     3.50    4.02

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2015                       For the Year Ended December 31 2015
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
Columbia VP Small Company Growth
  Fund Class 1                           43,151 16.14      16.76         718,921        0.00        1.52   1.77     2.00    2.26
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2         4,171,986 10.88      11.98      48,202,007        3.02        1.10   2.30    -8.35   -7.24
FTVIP Franklin Income VIP Fund
  Class 2                            11,333,252 11.59      12.79     140,075,957        4.72        1.10   2.30    -9.17   -8.07
FTVIP Franklin Strategic Income VIP
  Fund Class 2                           58,383  9.31       9.36         541,942        6.39        1.10   1.70    -6.92   -4.92
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class           4,209  8.97       9.48          39,641        0.18        1.10   1.70   -10.33   -6.07
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Adv Class       53,719  9.23       9.31         495,129        3.62        1.10   1.70    -6.94   -5.93
Goldman Sachs VIT Strategic Income
  Fund Adv Class                         18,829  9.41       9.48         179,962        1.92        1.10   1.40    -3.61   -3.32
Invesco V.I. American Franchise
  Fund Series II                      1,044,100 13.59      17.23      17,915,130        0.00        1.10   2.30     2.37    3.60
Invesco V.I. Balanced-Risk
  Allocation Fund Series II              24,709  9.01       9.62         233,043        2.73        1.10   1.70    -9.88   -5.45
Invesco V.I. Comstock Fund Series II 19,495,530 11.39      13.42     318,911,495        1.66        1.10   2.30    -8.33   -7.22
Invesco V.I. Growth and Income Fund
  Series II                          25,455,167 11.65      13.72     453,812,224        2.55        1.10   2.30    -5.51   -4.37
Ivy VIP Asset Strategy Class A           32,456  8.61       9.02         289,994        0.21        1.10   1.40    -9.62   -9.35
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                     45,171  9.30       9.76         436,149        8.22        1.10   1.70    -6.98    0.10
Lord Abbett Fund Fundamental Equity
  Portfolio Class VC                     17,254             9.88         170,492        0.02               1.10           -14.58
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 13,843,406 11.63      11.90     206,593,937        1.18        1.10   2.30    -5.07   -3.93
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                    975,144 18.93      19.59      19,055,021        0.55        1.52   1.77    -5.48   -5.24
Lord Abbett Fund Short Duration
  Portfolio Class VC                     91,371  9.81       9.90         903,381        2.71        1.10   1.70    -1.92    1.59
Neuberger Berman AMT Absolute
  Return Multi-Manager Fund Port S
  Class                                  51,274  9.12       9.35         477,375        0.00        1.10   1.70    -8.81   -6.10
PIMCO VIT All Asset Portfolio Adv
  Class                                   2,077  8.70       8.85          18,142        0.20        1.10   1.40   -10.45  -10.18
PIMCO VIT Emerging Markets Bond
  Portfolio Adv Class                     4,344  9.24       9.58          41,143        6.16        1.10   1.40    -3.67   -3.38
PIMCO VIT Unconstrained Bond
  Portfolio Adv Class                    37,305  9.66       9.69         361,075        2.10        1.10   1.70    -3.43   -2.85
Principal Diversified International
  Account Class 1                       132,854  7.08       7.45         984,213        2.58        1.40   1.80    -2.13   -1.74
Principal Diversified International
  Account Class 2                        54,686  6.70       7.06         381,698        2.22        1.55   1.95    -2.57   -2.18
Principal Equity Income Account
  Class 1                               938,574 13.96      14.79      13,742,463        2.41        1.40   1.80    -5.64   -5.26
Principal Equity Income Account
  Class 2                               634,532 13.17      13.46       8,705,414        2.19        1.52   1.95    -6.00   -5.60
Principal Government & High Quality
  Bond Account Class 1                  349,519  8.14       8.62       2,956,911        3.28        1.40   1.80    -1.00   -0.61
Principal Government & High Quality
  Bond Account Class 2                   98,474  7.68       8.11         792,918        3.18        1.55   1.95    -1.28   -0.88
Principal Income Account Class 1        446,081  9.76      10.34       4,571,031        4.33        1.40   1.80    -2.48   -2.09
Principal Income Account Class 2        226,558  9.28       9.81       2,216,560        3.91        1.55   1.95    -2.84   -2.45
Principal LargeCap Blend Account II
  Class 1                                    --    --         --              --        2.80        1.40   1.80     0.00    0.00
Principal LargeCap Blend Account II
  Class 2                                    --    --         --              --        2.01        1.55   1.95     0.00    0.00
Principal LargeCap Growth Account
  Class 1                                57,254 11.10      11.77         668,524        0.13        1.40   1.80     3.11    3.52
Principal LargeCap Growth Account
  Class 2                                37,927 10.55      11.15         420,667        0.00        1.55   1.95     2.71    3.12
Principal Money Market Account
  Class 1                               158,789  5.32       5.66         877,921        0.00        1.40   1.80    -1.78   -1.39
Principal Money Market Account
  Class 2                                90,200  5.15       5.45         484,218        0.00        1.55   1.95    -1.93   -1.54
Principal PVC Capital Appreciation
  Account Class 1                       508,754 19.78      20.96      10,585,868        0.27        1.40   1.80     0.35    0.76
Principal PVC Capital Appreciation
  Account Class 2                       107,657 18.62      19.71       2,108,503        0.04        1.55   1.95    -0.03    0.37
Principal PVC MidCap Blend Acct
  Class 1                               100,415 18.58      19.67       1,947,924        0.52        1.40   1.80    -0.17    0.23
Principal PVC MidCap Blend Acct
  Class 2                                42,728 17.51      18.53         786,812        0.25        1.55   1.95    -0.59   -0.19
Principal PVC SmallCap Account
  Class 1                                64,235 10.48      11.09         695,220        0.87        1.40   1.80     4.83   10.91
Principal PVC SmallCap Account
  Class 2                                36,662  9.91      10.46         380,420        0.37        1.55   1.95    -0.85    4.58
Principal Real Estate Securities
  Account Class 1                        14,969 29.23      30.84         459,360        1.42        1.40   1.80     2.35    2.76
Principal Real Estate Securities
  Account Class 2                         8,414 28.96      29.82         249,517        1.45        1.55   1.70     2.25    2.40
Principal SAM Balanced Portfolio
  Class 1                             2,421,383 13.56      14.37      34,164,668        2.87        1.40   1.80    -2.58   -2.19
Principal SAM Balanced Portfolio
  Class 2                             2,331,940 12.85      13.65      31,530,350        2.66        1.52   1.95    -2.99   -2.57
Principal SAM Conservative Balanced
  Portfolio Class 1                     347,189  9.55      10.11       3,471,829        3.23        1.40   1.80    -2.55   -2.16
Principal SAM Conservative Balanced
  Portfolio Class 2                     430,461  9.06      13.41       4,201,519        3.09        1.52   1.95    -2.85   -2.43
Principal SAM Conservative Growth
  Portfolio Class 1                   1,172,681 14.21      15.05      17,274,371        2.19        1.40   1.80    -2.86   -2.47
Principal SAM Conservative Growth
  Portfolio Class 2                   1,284,667 13.42      14.24      18,070,799        1.98        1.52   1.95    -3.25   -2.83
Principal SAM Flexible Income
  Portfolio Class 1                     621,141 10.78      11.43       7,000,547        3.57        1.40   1.80    -3.07   -2.68
Principal SAM Flexible Income
  Portfolio Class 2                     622,664 10.24      13.36       6,718,550        3.29        1.52   1.95    -3.45   -3.03
Principal SAM Strategic Growth
  Portfolio Class 1                     258,928 15.61      16.51       4,220,271        2.18        1.40   1.80    -3.38   -2.99
Principal SAM Strategic Growth
  Portfolio Class 2                     458,021 14.75      15.69       7,082,676        2.12        1.52   1.95    -3.77   -3.35
Principal Short-Term Income Account
  Class 1                                90,686  7.32       7.76         692,343        2.47        1.40   1.80    -1.09   -0.69
Principal Short-Term Income Account
  Class 2                                91,701  6.96       7.35         666,760        2.53        1.55   1.95    -1.35   -0.96
Principal SmallCap Value Account I
  Class 1                                    --    --         --              --        2.04        1.40   1.80     0.00    0.00
Principal SmallCap Value Account I
  Class 2                                    --    --         --              --        1.99        1.55   1.95     0.00    0.00
SST Allocation Balanced Portfolio
  Class 3                             9,808,347  9.92      12.92     133,910,023        1.29        1.10   2.30    -3.57   -2.41
SST Allocation Growth Portfolio
  Class 3                             1,891,628  9.91      13.31      26,621,533        1.41        1.10   2.30    -4.10   -2.94
SST Allocation Moderate Growth
  Portfolio Class 3                  14,224,508  9.90      12.84     193,378,093        1.34        1.10   2.30    -3.97   -2.81
SST Allocation Moderate Portfolio
  Class 3                            13,221,703  9.90      12.95     181,299,733        1.28        1.10   2.30    -3.87   -2.71
SST Asset Allocation Diversified
  Growth Portfolio Class 3               13,112  9.33      10.16         124,614        5.86        1.10   1.35    -6.74   -1.49
SST Diversified Fixed Income
  Portfolio Class 3                       6,915  9.83       9.94          68,204        3.25        1.10   1.40    -1.91   -1.62
SST SA Columbia Focused Growth
  Portfolio Class 3                       2,785  9.67      10.28          28,645        0.00        1.10   1.35    -3.34    2.04
SST SA Columbia Focused Value
  Portfolio Class 3                       4,667  9.26       9.86          45,264        1.39        1.10   1.35    -7.45   -5.21

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2015                       For the Year Ended December 31 2015
                                   ----------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                       ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
SST International Equity
  Portfolio Class 3                     23,474  9.20       9.30          216,388       2.03        1.10   1.40    -4.45   -4.17
SST Large Cap Growth Portfolio
  Class 3                                8,467 10.31      10.85           87,329       0.12        1.10   1.40     2.85    3.16
SST Large Cap Value Portfolio
  Class 3                               11,052  9.34       9.67          104,117       0.46        1.10   1.40    -6.39   -6.11
SST Mid Cap Growth Portfolio
  Class 3                               28,478  9.81      10.42          291,101       0.00        1.10   1.40    -1.28   -0.98
SST Mid Cap Value Portfolio
  Class 3                               23,282  9.27       9.79          221,893       0.40        1.10   1.40    -7.34   -7.06
SST Real Return Portfolio Class 3   26,378,012  9.69      10.44      291,217,509       3.72        1.10   2.30    -3.60   -2.43
SST Small Cap Portfolio Class 3         10,444  9.29      10.11          103,625       0.00        1.10   1.40    -7.20   -6.92
SST Stock Portfolio Class 3             25,580  9.97      11.32          279,173       0.00        1.10   1.70    -0.32    9.05
Steriling Capital Select Equity
  VIF                                       --    --         --               --       0.27        1.52   2.17     0.00    0.00
Steriling Capital Special
  Opportunities VIF                         --    --         --               --       3.00        1.52   2.17     0.00    0.00
Steriling Capital Strategic
  Allocation Equity VIF                     --    --         --               --       0.00        1.52   2.17     0.00    0.00
Steriling Capital Total Return
  Bond VIF                                  --    --         --               --       4.93        1.52   2.17     0.00    0.00
SAST Aggressive Growth Portfolio
  Class 1                            1,149,746 19.20      19.93       22,903,971       0.00        1.52   1.77    -2.92   -2.68
SAST Aggressive Growth Portfolio
  Class 2                              159,660 18.32      19.48        3,085,053       0.00        1.52   1.97    -3.26   -2.82
SAST Aggressive Growth Portfolio
  Class 3                            1,678,891 11.55      11.73       24,105,178       0.00        1.10   2.30    -3.67   -2.51
SAST SA AB Growth Portfolio
  Class 1                            2,846,827 58.49      60.72      171,125,893       0.13        1.52   1.77     9.31    9.58
SAST SA AB Growth Portfolio
  Class 2                              334,856 55.72      60.58       19,731,724       0.00        1.40   1.97     8.93    9.55
SAST SA AB Growth Portfolio
  Class 3                            2,765,013 14.84      17.86      109,017,114       0.00        1.10   2.30     8.46    9.77
SAST American Funds Asset
  Allocation Portfolio Class 3      13,107,481 11.30      13.57      188,847,907       1.45        1.10   2.30    -1.21   -0.02
SAST American Funds Global Growth
  Portfolio Class 3                 24,266,979 12.11      15.37      393,581,874       0.90        1.10   2.30     4.23    5.49
SAST American Funds Growth
  Portfolio Class 3                 18,339,918 12.73      15.01      291,442,744       0.91        1.10   2.30     4.12    5.37
SAST American Funds Growth-
  Income Portfolio Class 3          15,356,253 12.46      14.12      227,794,009       1.01        1.10   2.30    -1.14    0.06
SAST Balanced Portfolio Class 1      1,786,855 23.01      23.88       42,403,300       1.73        1.52   1.77    -1.72   -1.48
SAST Balanced Portfolio Class 2        323,806 22.00      23.37        7,482,921       1.54        1.52   1.97    -2.07   -1.63
SAST Balanced Portfolio Class 3      5,566,611 11.63      14.14       93,203,712       1.55        1.10   2.30    -2.49   -1.31
SAST Blue Chip Growth Portfolio
  Class 1                              764,873  9.43       9.79        7,561,301       0.38        1.52   1.77     2.55    2.81
SAST Blue Chip Growth Portfolio
  Class 2                              296,156  9.05       9.61        2,823,588       0.24        1.52   1.97     2.20    2.66
SAST Blue Chip Growth Portfolio
  Class 3                            6,941,171 13.25      15.06       88,016,497       0.19        1.10   2.30     1.76    2.99
SAST Capital Growth Portfolio
  Class 1                              427,992 11.17      11.60        4,952,355       0.07        1.52   1.77     3.72    3.98
SAST Capital Growth Portfolio
  Class 2                              128,758 10.70      11.36        1,446,720       0.00        1.52   1.97     3.36    3.83
SAST Capital Growth Portfolio
  Class 3                            3,396,725 10.47      12.62       39,523,772       0.00        1.10   2.17     3.05    4.16
SAST Corporate Bond Portfolio
  Class 1                            2,154,353 26.78      27.81       59,827,790       3.77        1.52   1.77    -2.95   -2.71
SAST Corporate Bond Portfolio
  Class 2                              649,130 25.61      27.23       17,549,160       3.57        1.52   1.97    -3.29   -2.86
SAST Corporate Bond Portfolio
  Class 3                           29,134,813 10.00      14.60      576,768,859       3.53        1.10   2.30    -3.71   -2.55
SAST Dogs of Wall Street
  Portfolio Class 1                  1,064,541 21.96      22.79       24,244,413       1.88        1.52   1.77     0.28    0.53
SAST Dogs of Wall Street
  Portfolio Class 2                    270,685 21.06      22.35        6,003,521       1.72        1.52   1.97    -0.07    0.38
SAST Dogs of Wall Street
  Portfolio Class 3                  4,416,050 12.22      17.64       87,220,540       1.71        1.10   2.30    -0.50    0.70
SAST Dynamic Allocation Portfolio
  Class 3                          740,201,876  9.50      11.29    8,639,891,481       1.05        1.10   2.30    -7.31   -6.19
SAST Dynamic Strategy Portfolio
  Class 3                          471,375,112  9.49      11.29    5,452,487,007       0.81        1.10   2.15    -7.43   -6.45
SAST Emerging Markets Portfolio
  Class 1                            1,304,541 14.20      14.74       19,255,249       1.76        1.52   1.77   -15.78  -15.57
SAST Emerging Markets Portfolio
  Class 2                              265,542 13.58      14.43        3,802,798       1.62        1.52   1.97   -16.08  -15.70
SAST Emerging Markets Portfolio
  Class 3                           10,266,018  7.48       8.34      115,010,939       1.56        1.10   2.30   -16.44  -15.43
SAST Equity Opportunities
  Portfolio Class 1                    884,704 29.08      30.20       26,677,332       0.57        1.52   1.77     1.19    1.45
SAST Equity Opportunities
  Portfolio Class 2                    155,376 27.78      29.57        4,563,032       0.40        1.52   1.97     0.84    1.29
SAST Equity Opportunities
  Portfolio Class 3                  2,277,826 12.67      14.57       47,259,715       0.37        1.10   2.30     0.41    1.62
SAST Foreign Value Portfolio
  Class 2                              850,802 16.84      18.12       15,361,549       1.91        1.52   1.97    -6.64   -6.22
SAST Foreign Value Portfolio
  Class 3                           32,156,715  9.52       9.75      414,556,491       1.91        1.10   2.30    -7.04   -5.92
SAST Fundamental Growth Portfolio
  Class 1                            1,415,118 26.54      27.56       38,923,276       0.00        1.52   1.77    -0.25    0.00
SAST Fundamental Growth Portfolio
  Class 2                               88,179 25.34      26.96        2,351,698       0.00        1.52   1.97    -0.60   -0.15
SAST Fundamental Growth Portfolio
  Class 3                            2,639,948 14.64      16.26       61,636,248       0.00        1.15   2.30    -1.03    0.12
SAST Global Bond Portfolio Class 1   1,154,392 20.86      21.66       24,924,012       0.00        1.52   1.77    -4.58   -4.34
SAST Global Bond Portfolio Class 2     261,329 19.97      21.19        5,495,172       0.00        1.52   1.97    -4.91   -4.48
SAST Global Bond Portfolio Class 3  13,485,814  9.40      11.18      192,172,533       0.00        1.10   2.30    -5.32   -4.17
SAST Global Equities Portfolio
  Class 1                            1,560,225 25.75      26.74       41,529,894       1.42        1.52   1.77    -2.96   -2.72
SAST Global Equities Portfolio
  Class 2                              159,931 24.71      26.69        4,181,865       1.23        1.40   1.97    -3.30   -2.75
SAST Global Equities Portfolio
  Class 3                            1,934,461 11.17      11.29       31,044,338       1.20        1.10   2.30    -3.71   -2.55
SAST Growth Opportunities
  Portfolio Class 1                    866,277  8.90       9.24        7,991,488       0.00        1.52   1.77    -2.40   -2.16
SAST Growth Opportunities
  Portfolio Class 2                    335,794  8.51       9.06        3,013,929       0.00        1.52   1.97    -2.74   -2.31
SAST Growth Opportunities
  Portfolio Class 3                 11,845,744 11.97      16.29      143,143,825       0.00        1.10   2.30    -3.16   -1.99
SAST Growth-Income Portfolio
  Class 1                            2,684,512 43.72      45.38      120,413,846       1.70        1.52   1.77    -3.89   -3.65
SAST Growth-Income Portfolio
  Class 2                              203,079 41.66      44.36        8,925,661       1.60        1.52   1.97    -4.23   -3.80
SAST Growth-Income Portfolio
  Class 3                            6,771,445 12.14      13.97      121,964,310       1.59        1.10   2.30    -4.64   -3.49
SAST High-Yield Bond Portfolio
  Class 1                            1,530,919 25.21      26.14       39,987,023       5.12        1.52   1.77    -5.97   -5.74
SAST High-Yield Bond Portfolio
  Class 2                              340,698 24.03      25.59        8,631,972       4.98        1.52   1.97    -6.30   -5.88
SAST High-Yield Bond Portfolio
  Class 3                            6,475,263  9.48      11.79      107,056,210       5.19        1.10   2.30    -6.70   -5.58

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2015                       For the Year Ended December 31 2015
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST International Diversified
  Equities Portfolio Class 1          2,312,299 13.28      13.79      31,857,235        2.08        1.52   1.77    -1.49   -1.24
SAST International Diversified
  Equities Portfolio Class 2            902,973 12.72      13.51      12,117,412        1.88        1.52   1.97    -1.83   -1.39
SAST International Diversified
  Equities Portfolio Class 3         10,118,896  9.52       9.56     125,577,521        1.80        1.10   2.30    -2.25   -1.07
SAST International Growth and
  Income Portfolio Class 1            2,077,122 14.32      14.88      30,686,610        2.60        1.52   1.77    -3.33   -3.09
SAST International Growth and
  Income Portfolio Class 2              378,945 13.77      14.58       5,482,966        2.41        1.52   1.97    -3.67   -3.23
SAST International Growth and
  Income Portfolio Class 3            9,819,168  8.01       9.58     126,607,772        2.32        1.10   2.30    -4.08   -2.92
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1             1,305,231 35.57      36.92      47,895,981        0.83        1.52   1.77    -1.54   -1.29
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 2               254,376 34.15      36.18       9,141,033        0.66        1.52   1.97    -1.88   -1.44
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3            11,937,528 12.27      15.55     252,203,843        0.61        1.10   2.30    -2.30   -1.12
SAST SA MFS Total Return Bond
  Portfolio Class 1                   3,050,425 36.48      37.85     114,450,996        2.39        1.52   1.77    -2.21   -1.96
SAST SA MFS Total Return Bond
  Portfolio Class 2                     889,296 34.87      37.06      32,707,582        2.18        1.52   1.97    -2.55   -2.11
SAST SA MFS Total Return Bond
  Portfolio Class 3                   6,615,573 11.19      13.20     165,023,988        2.12        1.10   2.30    -2.97   -1.79
SAST Mid-Cap Growth Portfolio
  Class 1                             1,702,554 19.28      20.02      33,856,155        0.00        1.52   1.77     1.18    1.43
SAST Mid-Cap Growth Portfolio
  Class 2                               731,734 18.42      19.97      14,230,012        0.00        1.40   1.97     0.82    1.40
SAST Mid-Cap Growth Portfolio
  Class 3                             5,678,575 13.23      18.57     109,888,680        0.00        1.10   2.30     0.39    1.60
SAST Real Estate Portfolio Class 1      847,955 32.54      33.79      28,637,392        1.73        1.52   1.77     0.04    0.29
SAST Real Estate Portfolio Class 2      217,424 31.14      33.09       7,131,461        1.54        1.52   1.97    -0.31    0.14
SAST Real Estate Portfolio Class 3   11,096,011 10.95      11.25     198,565,559        1.50        1.10   2.30    -0.74    0.46
SAST SA Janus Focused Growth
  Portfolio Class 1                     706,390 17.43      18.10      12,762,757        0.00        1.52   1.77    -1.49   -1.24
SAST SA Janus Focused Growth
  Portfolio Class 2                     628,610 17.11      17.71      11,070,322        0.00        1.52   1.77    -1.64   -1.39
SAST SA Janus Focused Growth
  Portfolio Class 3                   6,263,049 12.17      15.18     103,870,368        0.00        1.10   2.30    -2.26   -1.08
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                   1,502,339 27.31      28.29      42,464,226        1.17        1.52   1.77    -1.87   -1.62
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                     286,576 26.71      27.69       7,888,184        0.83        1.52   1.77    -2.02   -1.77
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  41,821,741  9.70      12.70     674,332,861        0.90        1.10   2.30    -2.63   -1.46
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1             6,538,560 50.07      51.98     337,319,121        0.50        1.52   1.77    -0.47   -0.22
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2               926,420 47.77      51.85      46,791,096        0.33        1.40   1.97    -0.81   -0.25
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            15,559,952 11.88      13.33     415,934,260        0.23        1.10   2.30    -1.24   -0.05
SAST Small & Mid Cap Value
  Portfolio Class 2                     488,367 27.37      29.08      14,107,676        0.39        1.52   1.97    -7.81   -7.40
SAST Small & Mid Cap Value
  Portfolio Class 3                  18,508,751 11.47      16.23     406,871,596        0.31        1.10   2.30    -8.21   -7.10
SAST Small Company Value Portfolio
  Class 3                            12,872,619 10.68      13.08     170,639,416        0.06        1.10   2.30    -9.78   -8.69
SAST Technology Portfolio Class 1     2,643,090  3.84       3.99      10,523,043        0.00        1.52   1.77     8.15    8.42
SAST Technology Portfolio Class 2       840,073  3.66       3.97       3,253,073        0.00        1.40   1.97     7.78    8.39
SAST Technology Portfolio Class 3     5,207,797 15.39      16.26      35,845,053        0.00        1.10   2.30     7.31    8.61
SAST Telecom Utility Portfolio
  Class 1                               548,711 20.73      21.52      11,798,835        4.69        1.52   1.77   -13.58  -13.36
SAST Telecom Utility Portfolio
  Class 2                                70,313 20.37      21.08       1,464,649        4.50        1.52   1.77   -13.71  -13.49
SAST Telecom Utility Portfolio
  Class 3                             1,304,070 10.04      14.52      22,273,753        4.47        1.10   2.30   -14.25  -13.22
SAST Ultra Short Bond Portfolio
  Class 1                             2,671,877 11.73      12.17      32,485,066        0.00        1.52   1.77    -1.96   -1.72
SAST Ultra Short Bond Portfolio
  Class 2                               694,357 11.23      11.92       8,217,323        0.00        1.52   1.97    -2.30   -1.86
SAST Ultra Short Bond Portfolio
  Class 3                            17,341,840  8.32       9.59     174,034,444        0.00        1.10   2.30    -2.72   -1.55
SAST VCP Managed Asset Allocation
  SAST Portfolio Class 3             55,204,840  9.81      11.46     647,901,024        0.00        1.10   2.15    -3.45   -2.44
SAST VCP Total Return Balanced
  Portfolio Class 3                  47,381,022  9.68      10.54     509,246,154        0.00        1.10   2.15    -5.87   -4.88
SAST VCP Value Portfolio Class 3     56,711,476  9.84      11.10     642,267,915        0.22        1.10   2.15    -4.35   -3.34
UIF Global Infrastructure Portfolio
  Class II                               44,845  8.10       8.61         377,895        0.40        1.10   1.70   -18.99  -14.83
VALIC Company I International
  Equities Index Fund                   172,038  9.34       9.46       1,611,014        0.32        1.10   1.40    -2.38   -2.09
VALIC Company I Mid Cap Index Fund      153,265  9.59      10.22       1,535,269        0.10        1.10   1.40    -3.85   -3.57
VALIC Company I Nasdaq-100 Index
  Fund                                   84,914 10.71      11.28         935,961        0.14        1.10   1.40     7.67    8.00
VALIC Company I Small Cap Index Fund    161,506  9.34      10.34       1,601,639        0.00        1.10   1.40    -5.81   -5.52
VALIC Company I Stock Index Fund        546,045  9.97      10.45       5,647,279        0.00        1.10   1.40    -0.35   -0.05

                                                December 31, 2014                       For the Year Ended December 31 2014
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                        3,134,901  22.22     22.91      71,685,041        1.42        1.52   1.77    3.55     3.81
American Funds Asset Allocation
  Fund Class 3                          572,831  68.03     69.21      39,614,090        1.48        1.30   1.40    4.00     4.10
American Funds Ultra-Short Bond
  Fund Class 3                          370,027  20.15     20.50       7,581,985        0.00        1.30   1.40   -1.83    -1.73
American Funds Global Growth Fund
  Class 2                             6,938,511  30.24     31.96     220,617,184        1.10        1.52   1.97    0.32     0.77
American Funds Growth Fund Class 2   10,341,097  28.08     29.67     304,784,034        0.74        1.52   1.97    6.39     6.87
American Funds Growth Fund Class 3      758,561 269.32    273.99     207,717,875        0.95        1.30   1.40    7.08     7.19
American Funds Growth-Income Fund
  Class 2                            12,261,272  24.87     26.29     320,475,121        1.23        1.52   1.97    8.48     8.97
American Funds Growth-Income Fund
  Class 3                               941,271 192.61    195.94     184,282,551        1.31        1.30   1.40    9.17     9.28
American Funds High-Income Bond
  Fund Class 3                          168,452  93.45     95.06      16,007,664        5.52        1.30   1.40   -0.81    -0.71
American Funds Insurance Series
  Class 4                                   707             9.73           6,886        0.00               1.40            -2.66
American Funds International Fund
  Class 3                               658,805  57.12     58.11      38,263,106        1.39        1.30   1.40   -3.91    -3.82

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2014                       For the Year Ended December 31 2014
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds US Government AAA-
  Rated Securities Fund Class 3         321,306 39.60      40.29      12,937,888        1.04        1.30   1.40     3.65    3.75
AST Asset Allocation Portfolio
  Class 1                             2,978,668 36.02      37.27     110,944,048        2.37        1.52   1.77     5.58    5.84
AST Asset Allocation Portfolio
  Class 2                               186,837 34.47      36.54       6,745,743        2.03        1.52   1.97     5.21    5.68
AST Asset Allocation Portfolio
  Class 3                             1,531,013 14.40      15.83      36,335,227        2.21        1.15   2.30     4.76    5.97
AST Capital Appreciation Portfolio
  Class 1                             3,471,675 85.86      88.93     303,798,648        0.00        1.52   1.77    13.22   13.50
AST Capital Appreciation Portfolio
  Class 2                               582,777 83.38      88.49      50,614,579        0.00        1.40   1.97    12.83   13.47
AST Capital Appreciation Portfolio
  Class 3                            10,550,598 20.56      22.50     447,124,602        0.00        1.15   2.30    12.34   13.64
AST Government and Quality Bond
  Portfolio Class 1                   3,791,180 20.74      21.48      80,943,079        1.83        1.52   1.77     3.32    3.58
AST Government and Quality Bond
  Portfolio Class 2                   1,761,628 19.90      21.05      36,871,794        1.66        1.52   1.97     2.96    3.43
AST Government and Quality Bond
  Portfolio Class 3                  33,515,084 11.60      12.62     556,008,094        1.65        1.15   2.30     2.52    3.71
AST Growth Portfolio Class 1          1,641,387 47.22      48.89      80,179,098        0.54        1.52   1.77     5.56    5.83
AST Growth Portfolio Class 2            480,301 45.40      48.00      22,890,888        0.40        1.52   1.97     5.20    5.67
AST Growth Portfolio Class 3          2,865,165 14.61      15.67     103,500,385        0.30        1.15   2.30     4.91    5.96
AST Natural Resources Portfolio
  Class 1                               786,603 38.17      39.53      31,068,567        1.16        1.52   1.77   -19.96  -19.76
AST Natural Resources Portfolio
  Class 2                               202,008 36.71      38.83       7,757,067        0.95        1.52   1.97   -20.24  -19.88
AST Natural Resources Portfolio
  Class 3                             4,537,357  7.72       8.62      86,960,927        0.79        1.15   2.30   -20.58  -19.66
Columbia VP Asset Allocation Fund
  Class 1                                50,356 15.56      16.09         809,820        2.52        1.52   1.77     8.12    8.39
Columbia VP Dividend Opportunity
  Fund Class 1                          138,166 15.35      15.90       2,185,966        0.00        1.52   2.02     8.15    8.42
Columbia VP Income Opportunities
  Fund Class 1                          689,685 21.83      23.40      15,886,936        0.00        1.52   2.17     1.79    2.45
Columbia VP Large Cap Growth Fund
  II Class 1                             51,756 21.17      21.91       1,127,137        0.00        1.52   2.02     7.15    7.42
Columbia VP Large Cap Growth Fund
  III Class 1                         1,730,581 16.97      18.29      31,162,661        0.49        1.52   2.17    10.04   10.76
Columbia VP Loomis Sayles Growth
  Fund II Class 1                       127,401 16.10      16.66       2,109,250        0.21        1.52   2.02     7.50    7.77
Columbia VP International
  Opportunities Fund Class 2             94,610 18.22      18.82       1,775,008        0.03        1.52   2.02    -6.76   -6.53
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1               29,229 14.51      16.25         462,634        0.00        1.52   2.02     5.27    5.79
Columbia VP Small Company Growth
  Fund Class 1                           56,831 15.82      16.39         927,272        0.00        1.52   2.02    -6.31   -6.08
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2         4,543,641 11.87      12.87      56,850,080        2.79        1.15   2.30     0.51    1.67
FTVIP Franklin Income VIP Fund
  Class 2                            12,250,257 12.76      13.91     165,202,869        5.14        1.15   2.30     2.24    3.47
FTVIP Franklin Strategic Income VIP
  Fund Class 2                            1,059             9.71          10,403        0.00        0.00   1.40     0.00   -2.91
Invesco V.I. American Franchise
  Fund Series II                      1,196,992 16.83      18.41      19,893,499        0.00        1.15   2.30     5.71    6.93
Invesco V.I. Comstock Fund Series II 20,591,968 14.64      15.90     368,875,078        1.08        1.15   2.30     6.62    7.85
Invesco V.I. Growth and Income Fund
  Series II                          27,664,310 14.52      15.81     523,816,386        1.46        1.15   2.30     7.46    8.71
Ivy VIP Asset Strategy Class A            1,077             9.53          10,317        0.00               1.40            -4.68
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 15,464,822 12.54      13.70     242,902,584        0.67        1.15   2.30     5.20    6.42
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                  1,116,823 20.02      20.67      23,037,053        0.41        1.52   1.77     9.57    9.85
Principal Diversified International
  Account Class 1                       153,238  7.23       7.58       1,156,814        2.22        1.40   1.80    -4.94   -4.56
Principal Diversified International
  Account Class 2                        61,069  6.88       7.22         436,042        1.86        1.55   1.95    -5.27   -4.89
Principal Equity Income Account
  Class 1                             1,104,948 14.80      15.62      17,102,964        2.37        1.40   1.80    10.79   11.23
Principal Equity Income Account
  Class 2                               725,547 14.02      14.26      10,552,625        2.17        1.52   2.17    10.29   10.76
Principal Government & High Quality
  Bond Account Class 1                  363,757  8.23       8.67       3,099,798        3.68        1.40   1.80     3.20    3.62
Principal Government & High Quality
  Bond Account Class 2                  105,039  7.78       8.19         854,357        3.39        1.55   1.95     2.72    3.13
Principal Income Account Class 1        499,447 10.01      10.56       5,230,886        4.46        1.40   1.80     3.67    4.08
Principal Income Account Class 2        278,215  9.55      10.06       2,792,095        4.02        1.55   1.95     3.23    3.64
Principal LargeCap Blend Account II
  Class 1                               181,633  9.95      10.50       1,891,862        1.23        1.40   1.80     9.32    9.76
Principal LargeCap Blend Account II
  Class 2                                66,619  9.41       9.93         658,762        1.07        1.55   1.95     8.85    9.29
Principal LargeCap Growth Account
  Class 1                                81,292 10.77      11.37         907,530        0.61        1.40   1.80     9.14    9.57
Principal LargeCap Growth Account
  Class 2                                40,668 10.27      10.81         437,242        0.35        1.55   1.95     8.71    9.15
Principal Money Market Account
  Class 1                               187,394  5.42       5.74       1,055,428        0.00        1.40   1.80    -1.78   -1.39
Principal Money Market Account
  Class 2                               110,005  5.25       5.53         601,677        0.00        1.55   1.95    -1.93   -1.54
Principal PVC Capital Appreciation
  Account Class 1                       489,733 19.72      20.80      10,118,157        3.06        1.40   1.80    10.45   10.89
Principal PVC Capital Appreciation
  Account Class 2                        97,658 18.63      19.64       1,903,974        2.84        1.55   1.95    10.03   10.47
Principal PVC MidCap Blend Acct
  Class 1                               114,948 18.61      19.63       2,224,709        0.51        1.40   1.80    10.97   11.41
Principal PVC MidCap Blend Acct
  Class 2                                39,854 17.61      18.56         734,929        0.28        1.55   1.95    10.53   10.97
Principal Real Estate Securities
  Account Class 1                        20,110 28.56      30.01         601,392        1.63        1.40   1.80    30.45   30.98
Principal Real Estate Securities
  Account Class 2                        10,034 28.32      29.12         290,847        1.34        1.55   1.95    30.21   30.40
Principal SAM Balanced Portfolio
  Class 1                             2,735,552 13.92      14.69      39,533,551        2.74        1.40   1.80     4.91    5.33
Principal SAM Balanced Portfolio
  Class 2                             2,616,625 13.24      14.01      36,330,970        2.44        1.52   2.17     4.53    4.98
Principal SAM Conservative Balanced
  Portfolio Class 1                     376,427  9.80      10.33       3,848,231        3.00        1.40   1.80     4.32    4.74
Principal SAM Conservative Balanced
  Portfolio Class 2                     513,845  9.33      13.75       5,120,776        2.81        1.52   2.17     3.87    4.32
Principal SAM Conservative Growth
  Portfolio Class 1                   1,350,407 14.63      15.43      20,426,876        1.76        1.40   1.80     5.52    5.94
Principal SAM Conservative Growth
  Portfolio Class 2                   1,421,493 13.87      14.65      20,599,307        1.61        1.52   2.17     5.07    5.53
Principal SAM Flexible Income
  Portfolio Class 1                     672,824 11.12      11.75       7,804,004        3.62        1.40   1.80     4.14    4.55
Principal SAM Flexible Income
  Portfolio Class 2                     713,484 10.60      13.78       7,945,734        3.32        1.52   2.17     3.75    4.20
Principal SAM Strategic Growth
  Portfolio Class 1                     282,265 16.16      17.02       4,729,638        1.48        1.40   1.80     6.74    7.17
Principal SAM Strategic Growth
  Portfolio Class 2                     561,513 15.33      16.24       8,983,731        1.33        1.52   2.17     6.26    6.72

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2014                       For the Year Ended December 31 2014
                                   ----------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                       ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
Principal Short-Term Income
  Account Class 1                      103,278  7.40       7.81          795,506       1.57        1.40   1.80    -0.09    0.31
Principal Short-Term Income
  Account Class 2                      104,957  7.05       7.42          772,195       1.38        1.55   1.95    -0.93   -0.54
Principal SmallCap Value Account
  I Class 1                             11,920 14.97      15.74          185,882       0.76        1.40   1.80     5.26    5.68
Principal SmallCap Value Account
  I Class 2                              9,029 15.00      15.23          136,579       0.71        1.55   1.95     5.10    5.26
SST Allocation Balanced Portfolio
  Class 3                           10,295,642 13.39      14.53      144,673,420       1.20        1.15   2.30     2.93    4.12
SST Allocation Growth Portfolio
  Class 3                            1,913,601 13.87      15.14       27,807,698       0.66        1.15   2.30     2.84    4.03
SST Allocation Moderate Growth
  Portfolio Class 3                 14,811,676 13.37      14.54      208,071,601       0.99        1.15   2.30     2.76    3.94
SST Allocation Moderate Portfolio
  Class 3                           13,572,652 13.47      14.65      191,993,264       1.11        1.15   2.30     2.86    4.05
SST Real Return Portfolio Class 3   27,375,871 10.83      11.76      310,990,581       0.00        1.15   2.30    -0.68    0.47
Steriling Capital Select Equity
  VIF                                   76,033 10.89      11.65          874,117       1.96        1.52   2.17     2.05    2.51
Steriling Capital Special
  Opportunities VIF                    429,990 21.88      22.94        9,805,098       0.05        1.52   2.17    13.67   14.24
Steriling Capital Strategic
  Allocation Equity VIF                     --    --         --               --       0.00        1.52   2.17     0.00    0.00
Steriling Capital Total Return
  Bond VIF                             440,431 12.75      13.59        5,964,004       3.17        1.52   2.17     3.38    3.85
SAST Aggressive Growth Portfolio
  Class 1                            1,273,089 19.78      20.48       26,056,715       0.00        1.52   1.77    -1.21   -0.97
SAST Aggressive Growth Portfolio
  Class 2                              162,108 18.94      20.05        3,224,586       0.00        1.52   1.97    -1.56   -1.12
SAST Aggressive Growth Portfolio
  Class 3                            1,638,624 12.17      13.29       24,985,871       0.00        1.15   2.30    -1.98   -0.85
SAST SA AB Growth Portfolio
  Class 1                            3,266,680 53.51      55.41      179,268,262       0.00        1.52   1.77    12.16   12.44
SAST SA AB Growth Portfolio
  Class 2                              391,535 51.15      55.30       21,090,293       0.00        1.40   1.97    11.77   12.41
SAST SA AB Growth Portfolio
  Class 3                            2,687,981 16.47      18.08      109,039,481       0.00        1.15   2.30    11.29   12.58
SAST American Funds Asset
  Allocation Portfolio Class 3      11,116,845 13.73      14.97      161,322,873       1.03        1.15   2.30     2.69    3.88
SAST American Funds Global Growth
  Portfolio Class 3                 27,628,071 11.48      14.74      426,715,336       0.91        1.15   2.30    -0.35   14.81
SAST American Funds Growth
  Portfolio Class 3                 19,407,765 14.42      15.66      294,153,090       0.60        1.15   2.30     5.73    6.95
SAST American Funds Growth-
  Income Portfolio Class 3          16,302,164 12.46      14.28      242,403,728       0.97        1.15   2.30     7.77   24.57
SAST Balanced Portfolio Class 1      1,939,220 23.41      24.24       46,621,859       1.38        1.52   1.77     9.49    9.76
SAST Balanced Portfolio Class 2        375,881 22.46      23.75        8,843,955       1.22        1.52   1.97     9.11    9.60
SAST Balanced Portfolio Class 3      5,591,504 14.50      15.87       95,948,227       1.18        1.15   2.30     8.64    9.89
SAST Blue Chip Growth Portfolio
  Class 1                              839,118  9.20       9.52        8,065,086       0.05        1.52   1.77     9.96   10.23
SAST Blue Chip Growth Portfolio
  Class 2                              309,675  8.85       9.36        2,879,201       0.00        1.52   1.97     9.57   10.07
SAST Blue Chip Growth Portfolio
  Class 3                            7,120,286 14.80      16.22       85,641,538       0.00        1.15   2.30     9.10   10.36
SAST Capital Growth Portfolio
  Class 1                              473,522 10.77      11.15        5,270,606       0.09        1.52   1.77     6.69    6.95
SAST Capital Growth Portfolio
  Class 2                              144,114 10.35      10.94        1,560,618       0.00        1.52   1.97     6.32    6.79
SAST Capital Growth Portfolio
  Class 3                            3,863,112 10.16      14.82       42,903,142       0.00        1.15   2.30     6.00    7.08
SAST Corporate Bond Portfolio
  Class 1                            2,462,124 27.59      28.58       70,289,396       3.48        1.52   1.77     3.95    4.21
SAST Corporate Bond Portfolio
  Class 2                              749,964 26.48      28.03       20,878,805       3.31        1.52   1.97     3.58    4.05
SAST Corporate Bond Portfolio
  Class 3                           30,051,209 15.16      16.51      629,787,413       3.32        1.15   2.30     3.14    4.33
SAST Dogs of Wall Street
  Portfolio Class 1                  1,177,216 21.89      22.67       26,670,331       1.37        1.52   1.77     8.81    9.08
SAST Dogs of Wall Street
  Portfolio Class 2                    314,435 21.08      22.26        6,948,652       1.19        1.52   1.97     8.43    8.92
SAST Dogs of Wall Street
  Portfolio Class 3                  4,559,563 17.73      19.33       90,761,106       1.30        1.15   2.30     7.97    9.22
SAST Dynamic Allocation Portfolio
  Class 3                          606,848,166 12.18      12.61    7,575,040,025       0.59        1.15   2.30     1.95    3.13
SAST Dynamic Strategy Portfolio
  Class 3                          353,964,056 10.15      12.20    4,390,062,545       0.46        1.15   2.30     1.46    2.09
SAST Emerging Markets Portfolio
  Class 1                            1,474,476 16.86      17.46       25,776,787       1.23        1.52   1.77    -7.54   -7.31
SAST Emerging Markets Portfolio
  Class 2                              297,399 16.18      17.12        5,057,165       1.07        1.52   1.97    -7.86   -7.45
SAST Emerging Markets Portfolio
  Class 3                            9,927,054  9.98      10.88      135,203,697       1.02        1.15   2.30    -8.26   -7.19
SAST Equity Opportunities
  Portfolio Class 1                  1,016,868 28.74      29.77       30,227,192       0.39        1.52   1.77     8.50    8.78
SAST Equity Opportunities
  Portfolio Class 2                    178,293 27.55      29.19        5,167,986       0.28        1.52   1.97     8.13    8.61
SAST Equity Opportunities
  Portfolio Class 3                  2,312,895 14.51      15.84       49,332,791       0.20        1.15   2.30     7.66    8.91
SAST Foreign Value Portfolio
  Class 2                            1,008,127 18.04      19.32       19,417,993       1.01        1.52   1.97    -8.69   -8.28
SAST Foreign Value Portfolio
  Class 3                           33,869,805 10.25      11.14      473,506,742       0.98        1.15   2.30    -9.09   -8.03
SAST Fundamental Growth Portfolio
  Class 1                            1,622,691 26.61      27.56       44,639,162       0.00        1.52   1.77     5.70    5.97
SAST Fundamental Growth Portfolio
  Class 2                              102,334 25.49      27.00        2,735,332       0.00        1.52   1.97     5.33    5.81
SAST Fundamental Growth Portfolio
  Class 3                            3,052,407 14.79      16.24       71,886,692       0.00        1.15   2.30     4.88    6.10
SAST Global Bond Portfolio Class 1   1,344,763 21.86      22.64       30,347,937       0.00        1.52   1.77    -2.09   -1.84
SAST Global Bond Portfolio Class 2     332,059 21.00      22.18        7,315,689       0.00        1.52   1.97    -2.43   -1.99
SAST Global Bond Portfolio Class 3  13,896,825 11.80      12.84      212,608,834       0.00        1.15   2.30    -2.85   -1.72
SAST Global Equities Portfolio
  Class 1                            1,782,689 26.53      27.48       48,795,554       0.68        1.52   1.77     2.37    2.62
SAST Global Equities Portfolio
  Class 2                              181,447 25.55      27.44        4,885,258       0.53        1.40   1.97     2.01    2.59
SAST Global Equities Portfolio
  Class 3                            1,979,213 11.73      12.89       33,885,187       0.48        1.15   2.30     1.57    2.74
SAST Growth Opportunities
  Portfolio Class 1                    950,542  9.12       9.44        8,962,471       0.00        1.52   1.77     1.91    2.16
SAST Growth Opportunities
  Portfolio Class 2                    374,713  8.75       9.27        3,444,199       0.00        1.52   1.97     1.55    2.01
SAST Growth Opportunities
  Portfolio Class 3                 13,426,390 16.82      18.31      163,518,392       0.00        1.15   2.30     1.12    2.29
SAST Growth-Income Portfolio
  Class 1                            3,090,161 45.49      47.10      143,804,787       1.20        1.52   1.77    12.11   12.39
SAST Growth-Income Portfolio
  Class 2                              214,369 43.50      46.11        9,796,349       1.03        1.52   1.97    11.71   12.22
SAST Growth-Income Portfolio
  Class 3                            6,612,547 14.65      16.13      126,838,697       1.10        1.15   2.30    11.24   12.52
SAST High-Yield Bond Portfolio
  Class 1                            1,797,984 26.81      27.73       49,826,489       4.68        1.52   1.77    -0.92   -0.67
SAST High-Yield Bond Portfolio
  Class 2                              400,553 25.65      27.19       10,785,971       4.81        1.52   1.97    -1.27   -0.82
SAST High-Yield Bond Portfolio
  Class 3                            6,996,957 12.64      13.97      128,062,205       4.54        1.15   2.30    -1.69   -0.55
SAST International Diversified
  Equities Portfolio Class 1         2,499,779 13.48      13.96       34,874,907       1.55        1.52   1.77   -10.06   -9.84

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2014                       For the Year Ended December 31 2014
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST International Diversified
  Equities Portfolio Class 2          1,041,448 12.96      13.70      14,184,843        1.37        1.52   1.97   -10.38   -9.97
SAST International Diversified
  Equities Portfolio Class 3         10,912,622  9.74      10.65     139,287,893        1.31        1.15   2.30   -10.76   -9.73
SAST International Growth and
  Income Portfolio Class 1            2,380,357 14.82      15.35      36,281,962        1.78        1.52   1.77   -11.04  -10.82
SAST International Growth and
  Income Portfolio Class 2              440,742 14.29      15.07       6,596,215        1.64        1.52   1.97   -11.35  -10.95
SAST International Growth and
  Income Portfolio Class 3           10,895,587  8.35       9.13     147,419,969        1.48        1.15   2.30   -11.73  -10.71
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1             1,479,989 36.13      37.41      55,020,109        0.55        1.52   1.77     8.93    9.20
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 2               304,049 34.80      36.71      11,089,581        0.40        1.52   1.97     8.55    9.04
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3            12,669,126 15.92      17.36     278,476,642        0.35        1.15   2.30     8.08    9.33
SAST SA MFS Total Return Bond
  Portfolio Class 1                   3,528,804 37.30      38.61     134,958,739        2.07        1.52   1.77     6.55    6.81
SAST SA MFS Total Return Bond
  Portfolio Class 2                   1,037,331 35.78      37.86      38,998,840        1.89        1.52   1.97     6.17    6.65
SAST SA MFS Total Return Bond
  Portfolio Class 3                   7,127,285 13.61      14.82     190,416,716        1.83        1.15   2.30     5.72    6.94
SAST Mid-Cap Growth Portfolio
  Class 1                             1,917,446 19.06      19.74      37,555,080        0.00        1.52   1.77     9.32    9.59
SAST Mid-Cap Growth Portfolio
  Class 2                               848,710 18.27      19.70      16,313,282        0.00        1.40   1.97     8.93    9.56
SAST Mid-Cap Growth Portfolio
  Class 3                             6,145,552 18.49      20.08     117,640,080        0.00        1.15   2.30     8.47    9.72
SAST Real Estate Portfolio Class 1      969,654 32.53      33.69      32,654,759        1.37        1.52   1.77    27.50   27.82
SAST Real Estate Portfolio Class 2      256,385 31.24      33.04       8,406,601        1.17        1.52   1.97    27.05   27.63
SAST Real Estate Portfolio Class 3   12,341,692 11.03      12.03     226,546,315        1.11        1.15   2.30    26.51   27.97
SAST SA Janus Focused Growth
  Portfolio Class 1                     841,411 17.69      18.33      15,378,182        0.01        1.52   1.77     9.28    9.55
SAST SA Janus Focused Growth
  Portfolio Class 2                     720,343 17.40      17.96      12,871,166        0.00        1.52   1.77     9.12    9.39
SAST SA Janus Focused Growth
  Portfolio Class 3                   6,707,363 15.53      16.94     113,285,776        0.00        1.15   2.30     8.43    9.69
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                   1,713,471 27.83      28.76      49,239,407        1.25        1.52   1.77     2.97    3.23
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                     428,245 27.26      28.19      12,017,884        1.03        1.52   1.77     2.82    3.07
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  44,583,224 13.05      14.24     746,584,821        1.04        1.15   2.30     2.17    3.35
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1             7,539,296 50.30      52.10     389,849,011        0.61        1.52   1.77     4.87    5.13
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2             1,089,790 48.16      51.98      55,286,214        0.45        1.40   1.97     4.50    5.10
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            17,090,522 13.50      14.69     478,324,649        0.37        1.15   2.30     4.05    5.26
SAST Small & Mid Cap Value
  Portfolio Class 2                     552,250 29.68      31.40      17,239,857        0.63        1.52   1.97     6.84    7.33
SAST Small & Mid Cap Value
  Portfolio Class 3                  19,506,963 17.69      19.20     471,312,873        0.58        1.15   2.30     6.39    7.62
SAST Small Company Value Portfolio
  Class 3                            13,458,183 14.50      15.75     195,803,515        0.07        1.15   2.30    -2.50   -1.37
SAST Technology Portfolio Class 1     2,865,982  3.55       3.68      10,521,188        0.00        1.52   1.77    22.65   22.96
SAST Technology Portfolio Class 2       849,096  3.40       3.66       3,037,861        0.00        1.40   1.97    22.22   22.92
SAST Technology Portfolio Class 3     5,490,784 15.15      16.57      30,545,733        0.00        1.15   2.30    21.70   23.10
SAST Telecom Utility Portfolio
  Class 1                               666,531 23.99      24.84      16,544,715        2.76        1.52   1.77    10.52   10.79
SAST Telecom Utility Portfolio
  Class 2                                82,979 23.61      24.37       2,001,329        2.43        1.52   1.77    10.35   10.63
SAST Telecom Utility Portfolio
  Class 3                             1,348,617 16.94      18.55      26,948,480        2.41        1.15   2.30     9.66   10.93
SAST Ultra Short Bond Portfolio
  Class 1                             3,174,252 11.96      12.39      39,219,947        0.00        1.52   1.77    -2.03   -1.79
SAST Ultra Short Bond Portfolio
  Class 2                               789,819 11.49      12.14       9,535,730        0.00        1.52   1.97    -2.37   -1.93
SAST Ultra Short Bond Portfolio
  Class 3                            14,453,928  8.55       9.45     149,957,471        0.00        1.15   2.30    -2.79   -1.67
SAST VCP Managed Asset Allocation
  SAST Portfolio Class 3             21,300,859 11.87      12.14     256,821,376        0.46        1.15   2.30     0.51    1.52
SAST VCP Total Return Balanced
  Portfolio Class 3                  17,179,189 10.18      11.20     194,628,123        0.00        1.15   2.15     1.78    3.97
SAST VCP Value Portfolio Class 3     17,844,802 11.61      11.81     209,560,765        1.42        1.15   2.15     5.95    7.01

                                                December 31, 2013                       For the Year Ended December 31 2013
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                     ---------- -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                        3,557,044  21.46     22.07      78,372,329        1.45        1.52   1.77   21.53    21.83
American Funds Asset Allocation
  Fund Class 3                          639,183  65.41     66.48      42,459,364        1.52        1.30   1.40   22.09    22.21
American Funds Ultra-Short Bond
  Fund Class 3                          382,715  20.52     20.86       7,979,244        0.00        1.30   1.40   -1.82    -1.73
American Funds Global Growth Fund
  Class 2                             8,115,559  30.14     31.72     256,137,760        1.19        1.52   1.97   26.67    27.24
American Funds Growth Fund Class 2   12,326,326  26.39     27.76     340,146,937        0.90        1.52   1.97   27.57    28.15
American Funds Growth Fund Class 3      845,426 251.51    255.61     215,982,019        0.98        1.30   1.40   28.40    28.52
American Funds Growth-Income Fund
  Class 2                            14,676,170  22.92     24.13     352,190,230        1.30        1.52   1.97   30.91    31.49
American Funds Growth-Income Fund
  Class 3                             1,078,621 176.43    179.30     193,255,373        1.38        1.30   1.40   31.73    31.86
American Funds High-Income Bond
  Fund Class 3                          198,461  94.21     95.74      18,994,525        6.15        1.30   1.40    5.29     5.40
American Funds International Fund
  Class 3                               763,819  59.45     60.42      46,122,250        1.37        1.30   1.40   19.98    20.10
American Funds US Government
  AAA-Rated Securities Fund Class 3     371,384  38.21     38.83      14,411,049        0.64        1.30   1.40   -4.35    -4.25
AST Asset Allocation Portfolio
  Class 1                             3,445,475  34.12     35.22     121,313,146        2.82        1.52   1.77   15.82    16.11
AST Asset Allocation Portfolio
  Class 2                               278,470  32.77     34.57       9,535,613        2.54        1.52   1.97   15.42    15.94
AST Asset Allocation Portfolio
  Class 3                             1,595,233  13.74     14.94      37,030,304        2.59        1.15   2.30   14.92    16.25
AST Capital Appreciation Portfolio
  Class 1                             3,993,983  20.52     78.35     308,056,100        0.00        1.52   1.77   33.44    33.78
AST Capital Appreciation Portfolio
  Class 2                               702,652  73.91     77.98      53,896,333        0.00        1.40   1.97   32.98    33.74
AST Capital Appreciation Portfolio
  Class 3                            11,227,421  18.31     19.80     454,840,165        0.00        1.15   2.30   32.41    33.94
AST Government and Quality Bond
  Portfolio Class 1                   4,435,744  20.07     20.73      91,347,684        2.34        1.52   1.77   -3.81    -3.56
AST Government and Quality Bond
  Portfolio Class 2                   2,106,669  19.33     20.35      42,659,536        2.12        1.52   1.97   -4.14    -3.71
AST Government and Quality Bond
  Portfolio Class 3                  36,451,502  11.32     12.17     599,998,696        2.12        1.15   2.30   -4.55    -3.45

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2013                       For the Year Ended December 31 2013
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
AST Growth Portfolio Class 1          1,963,129 44.73      46.20      90,632,280         0.78       1.52   1.77   32.81    33.14
AST Growth Portfolio Class 2            557,541 43.16      45.42      25,167,652         0.61       1.52   1.97   32.35    32.94
AST Growth Portfolio Class 3          3,156,786 13.92      14.79     113,886,341         0.54       1.15   2.30   31.98    33.30
AST Natural Resources Portfolio
  Class 1                               896,929 47.69      49.26      44,152,161         0.90       1.52   1.77    3.95     4.21
AST Natural Resources Portfolio
  Class 2                               218,887 46.02      48.46      10,503,909         0.78       1.52   1.97    3.58     4.05
AST Natural Resources Portfolio
  Class 3                             4,173,885  9.72      10.73     108,369,729         0.70       1.15   2.30    3.14     4.33
Columbia VP Asset Allocation Fund
  Class 1                                53,461 14.40      14.85         793,248         2.42       1.52   1.77   16.10    16.39
Columbia VP Dividend Opportunity
  Fund Class 1                          171,187 14.19      14.67       2,499,869         0.00       1.52   2.02   24.60    24.91
Columbia VP Income Opportunities
  Fund Class 1                          816,832 21.45      22.84      18,377,700        14.04       1.52   2.17    2.82     3.49
Columbia VP Large Cap Growth Fund
  II Class 1                             56,316 19.76      20.40       1,142,130         0.41       1.52   2.02   39.94    40.29
Columbia VP Large Cap Growth Fund
  III Class 1                         1,989,375 15.42      16.51      32,381,678         0.43       1.52   2.17   35.15    36.02
Columbia VP Loomis Sayles Growth
  Fund II Class 1                       152,422 14.98      15.46       2,344,258         0.24       1.52   2.02   33.27    33.60
Columbia VP International
  Opportunities Fund Class 2            108,715 19.54      20.13       2,183,096         0.39       1.52   2.02   18.29    18.59
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1               31,993 13.78      15.36         478,365         0.12       1.52   2.02   28.96    29.27
Columbia VP Small Company Growth
  Fund Class 1                           60,171 16.89      17.45       1,045,736         0.11       1.52   2.02   38.02    38.36
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2         4,268,985 11.81      12.66      52,738,368        12.11       1.15   2.30   20.97    22.36
FTVIP Franklin Income VIP Fund
  Class 2                            11,538,863 12.48      13.40     150,921,881         6.45       1.15   2.30   11.36    12.64
Invesco V.I. American Franchise
  Fund Series II                      1,384,872 15.92      17.22      21,494,962         0.23       1.15   2.30   36.62    38.20
Invesco V.I. Comstock Fund Series II 22,819,996 13.73      14.75     384,187,587         1.44       1.15   2.30   32.58    34.11
Invesco V.I. Growth and Income Fund
  Series II                          31,574,780 13.52      14.54     559,065,143         1.27       1.15   2.30   30.74    32.24
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 17,888,768 11.92      12.87     266,894,588         0.56       1.15   2.30   32.82    34.35
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                  1,345,896 18.27      18.82      25,275,232         0.40       1.52   1.77   28.04    28.36
Principal Diversified International
  Account Class 1                       188,078  7.61       7.94       1,489,308         2.32       1.40   1.80   16.29    16.76
Principal Diversified International
  Account Class 2                        70,247  7.26       7.59         528,508         2.19       1.55   1.95   15.91    16.37
Principal Equity Income Account
  Class 1                             1,264,344 13.36      14.04      17,612,822         2.94       1.40   1.80   25.04    25.54
Principal Equity Income Account
  Class 2                               798,311 12.71      12.88      10,491,880         2.89       1.52   2.17   24.58    25.12
Principal Government & High Quality
  Bond Account Class 1                  403,459  7.97       8.37       3,324,472         3.95       1.40   1.80   -2.79    -2.40
Principal Government & High Quality
  Bond Account Class 2                  115,220  7.58       7.94         909,719         3.77       1.55   1.95   -3.20    -2.81
Principal Income Account Class 1        602,655  9.65      10.15       6,068,394         4.51       1.40   1.80   -1.38    -0.99
Principal Income Account Class 2        315,183  9.25       9.71       3,052,453         4.70       1.55   1.95   -1.82    -1.43
Principal LargeCap Blend Account II
  Class 1                               195,621  9.11       9.57       1,857,347         1.38       1.40   1.80   29.07    29.58
Principal LargeCap Blend Account II
  Class 2                                69,392  8.65       9.08         628,109         1.23       1.55   1.95   28.73    29.25
Principal LargeCap Growth Account
  Class 1                                67,597  9.87      10.38         696,135         1.48       1.40   1.80   31.53    32.05
Principal LargeCap Growth Account
  Class 2                                46,715  9.45       9.91         460,573         1.22       1.55   1.95   31.07    31.59
Principal Money Market Account
  Class 1                               222,571  5.52       5.82       1,288,528         0.00       1.40   1.80   -1.78    -1.39
Principal Money Market Account
  Class 2                               150,893  5.35       5.62         839,867         0.00       1.55   1.95   -1.93    -1.53
Principal PVC Capital Appreciation
  Account Class 1                       571,796 17.85      18.76      10,659,059         6.34       1.40   1.80   30.29    30.81
Principal PVC Capital Appreciation
  Account Class 2                       108,659 16.93      17.77       1,919,921         6.39       1.55   1.95   29.73    30.25
Principal PVC MidCap Blend Acct
  Class 1                               129,347 16.77      17.62       2,250,808         1.39       1.40   1.80   31.55    32.07
Principal PVC MidCap Blend Acct
  Class 2                                42,148 15.94      16.73         700,580         1.29       1.55   1.95   31.01    31.54
Principal Real Estate Securities
  Account Class 1                        24,952 21.89      22.92         569,391         1.12       1.40   1.80    2.48     2.65
Principal Real Estate Securities
  Account Class 2                        11,435 21.75      22.33         254,164         1.10       1.55   1.95    2.12     2.27
Principal SAM Balanced Portfolio
  Class 1                             3,325,779 13.27      13.94      45,713,970         2.28       1.40   1.80   15.59    16.05
Principal SAM Balanced Portfolio
  Class 2                             3,058,011 12.67      13.35      40,472,400         2.13       1.52   2.17   15.06    15.56
Principal SAM Conservative Balanced
  Portfolio Class 1                     487,502  9.40       9.87       4,758,976         2.79       1.40   1.80    9.54     9.98
Principal SAM Conservative Balanced
  Portfolio Class 2                     598,315  8.98      13.18       5,710,598         2.53       1.52   2.17    9.11     9.57
Principal SAM Conservative Growth
  Portfolio Class 1                   1,584,881 13.87      14.56      22,666,090         1.73       1.40   1.80   20.88    21.37
Principal SAM Conservative Growth
  Portfolio Class 2                   1,656,672 13.20      13.88      22,783,372         1.60       1.52   2.17   20.46    20.98
Principal SAM Flexible Income
  Portfolio Class 1                     780,371 10.68      11.23       8,658,858         3.32       1.40   1.80    5.83     6.26
Principal SAM Flexible Income
  Portfolio Class 2                     793,951 10.22      13.23       8,488,777         3.28       1.52   2.17    5.39     5.84
Principal SAM Strategic Growth
  Portfolio Class 1                     373,607 15.14      15.89       5,854,141         1.28       1.40   1.80   25.13    25.63
Principal SAM Strategic Growth
  Portfolio Class 2                     631,501 14.43      15.21       9,481,336         1.09       1.52   2.17   24.65    25.18
Principal Short-Term Income Account
  Class 1                               121,727  7.41       7.79         937,075         1.92       1.40   1.80   -0.66    -0.26
Principal Short-Term Income Account
  Class 2                               106,974  7.12       7.47         791,922         1.84       1.55   1.95   -0.70    -0.30
Principal SmallCap Value Account I
  Class 1                                17,617 14.22      14.89         260,783         1.09       1.40   1.80   37.28    37.83
Principal SmallCap Value Account I
  Class 2                                 7,680 14.27      14.47         110,730         1.05       1.55   1.95   37.10    37.31
SST Allocation Balanced Portfolio
  Class 3                            10,386,821 13.01      13.96     140,695,502         1.78       1.15   2.30    8.95    10.20
SST Allocation Growth Portfolio
  Class 3                             1,837,110 13.49      14.55      25,665,233         0.88       1.15   2.30   20.88    22.27
SST Allocation Moderate Growth
  Portfolio Class 3                  15,103,446 13.01      13.99     204,732,449         1.37       1.15   2.30   14.64    15.96
SST Allocation Moderate Portfolio
  Class 3                            13,528,274 13.09      14.08     184,596,378         1.52       1.15   2.30   11.83    13.12
SST Real Return Portfolio Class 3    26,775,156 10.90      11.70     303,828,327         0.77       1.15   2.30   -7.39    -6.32
Steriling Capital Select Equity VIF      92,189 10.68      11.36       1,036,586         1.20       1.52   2.17   15.68    15.97
Steriling Capital Special
  Opportunities VIF                     542,417 19.25      20.08      10,830,520         0.07       1.52   2.17   24.29    24.91
Steriling Capital Strategic
  Allocation Equity VIF                      --    --         --              --         0.07       1.52   2.17    0.00     0.00
Steriling Capital Total Return Bond
  VIF                                   488,808 12.33      13.08       6,373,390         3.09       1.52   2.17   -3.14    -3.05
SAST Aggressive Growth Portfolio
  Class 1                             1,637,279 20.02      20.67      33,810,009         0.00       1.52   1.77   40.44    40.79
SAST Aggressive Growth Portfolio
  Class 2                               184,421 19.24      20.28       3,712,893         0.00       1.52   1.97   39.95    40.58
SAST Aggressive Growth Portfolio
  Class 3                             1,562,994 12.42      13.41      25,407,830         0.00       1.15   2.30   39.35    40.96
SAST SA AB Growth Portfolio Class 1   3,723,567 13.81      47.71     181,945,320         0.27       1.52   1.77   35.04    35.37
SAST SA AB Growth Portfolio Class 2     472,755 45.77      49.19      22,683,417         0.11       1.40   1.97   34.57    35.33
SAST SA AB Growth Portfolio Class 3   2,952,965 14.80      16.06     115,181,825         0.02       1.15   2.30   33.99    35.53
SAST American Funds Asset
  Allocation Portfolio Class 3       10,832,171 13.38      14.41     151,830,987         1.40       1.15   2.30   20.56    21.95

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2013                       For the Year Ended December 31 2013
                                   ----------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                       ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST American Funds Global Growth
  Portfolio Class 3                 29,461,573 14.79      15.90      452,930,380       0.57        1.15   2.30   25.91    27.36
SAST American Funds Growth
  Portfolio Class 3                 20,980,181 13.64      14.64      298,538,080       0.48        1.15   2.30   26.80    28.26
SAST American Funds Growth-
  Income Portfolio Class 3          17,447,565 13.25      14.23      238,480,333       1.21        1.15   2.30   30.08    31.58
SAST Balanced Portfolio Class 1      2,126,612 21.38      22.08       46,451,843       1.50        1.52   1.77   17.39    17.68
SAST Balanced Portfolio Class 2        411,516 20.59      21.67        8,841,085       1.42        1.52   1.97   16.98    17.50
SAST Balanced Portfolio Class 3      5,232,807 13.35      14.44       82,862,821       1.41        1.15   2.30   16.48    17.82
SAST Blue Chip Growth Portfolio
  Class 1                              843,535  8.36       8.64        7,363,497       0.34        1.52   1.77   31.62    31.95
SAST Blue Chip Growth Portfolio
  Class 2                              357,368  8.08       8.50        3,022,372       0.18        1.52   1.97   31.16    31.75
SAST Blue Chip Growth Portfolio
  Class 3                            7,376,713 13.57      14.69       78,662,929       0.12        1.15   2.30   30.60    32.11
SAST Capital Growth Portfolio
  Class 1                              537,506 10.09      10.43        5,594,508       0.76        1.52   1.77   26.99    27.31
SAST Capital Growth Portfolio
  Class 2                              204,675  9.73      10.24        2,079,030       0.61        1.52   1.97   26.55    27.12
SAST Capital Growth Portfolio
  Class 3                            4,479,417  9.58      13.84       46,442,265       0.56        1.15   2.30   26.17    27.46
SAST Corporate Bond Portfolio
  Class 1                            2,944,548 26.54      27.43       80,677,033       4.11        1.52   1.77   -0.38    -0.13
SAST Corporate Bond Portfolio
  Class 2                              888,319 25.56      26.94       23,787,994       3.89        1.52   1.97   -0.72    -0.28
SAST Corporate Bond Portfolio
  Class 3                           31,196,561 14.70      15.82      646,977,548       4.12        1.15   2.30   -1.15    -0.01
SAST Dogs of Wall Street
  Portfolio Class 1                  1,379,465 20.12      20.79       28,655,599       1.53        1.52   1.77   34.22    34.56
SAST Dogs of Wall Street
  Portfolio Class 2                    397,515 19.44      20.44        8,077,405       1.40        1.52   1.97   33.76    34.36
SAST Dogs of Wall Street
  Portfolio Class 3                  4,189,008 16.42      17.70       77,607,623       1.46        1.15   2.30   33.19    34.72
SAST Dynamic Allocation Portfolio
  Class 3                          409,285,686 11.95      12.22    4,968,981,157       0.00        1.15   2.30   14.48    15.80
SAST Dynamic Strategy Portfolio
  Class 3                          172,984,385 11.95      12.13    2,086,919,684       0.00        1.15   2.30   15.06    16.21
SAST Emerging Markets Portfolio
  Class 1                            1,714,373 18.24      18.83       32,323,411       0.53        1.52   1.77   -5.08    -4.84
SAST Emerging Markets Portfolio
  Class 2                              328,690 17.56      18.50        6,044,398       0.37        1.52   1.97   -5.41    -4.99
SAST Emerging Markets Portfolio
  Class 3                            9,977,805 10.88      11.72      150,751,361       0.33        1.15   2.30   -5.82    -4.73
SAST Equity Opportunities
  Portfolio Class 1                  1,164,812 26.48      27.37       31,838,932       0.55        1.52   1.77   28.92    29.25
SAST Equity Opportunities
  Portfolio Class 2                    205,845 25.48      26.88        5,500,018       0.43        1.52   1.97   28.48    29.05
SAST Equity Opportunities
  Portfolio Class 3                  1,901,413 13.48      14.55       40,647,695       0.38        1.15   2.30   27.96    29.40
SAST Foreign Value Portfolio
  Class 2                            1,182,233 19.75      21.07       24,841,804       1.70        1.52   1.97   20.81    21.35
SAST Foreign Value Portfolio
  Class 3                           33,840,654 11.27      12.11      529,074,266       1.65        1.15   2.30   20.29    21.67
SAST Fundamental Growth Portfolio
  Class 1                            1,832,839 25.17      26.00       47,551,481       0.00        1.52   1.77   34.66    35.00
SAST Fundamental Growth Portfolio
  Class 2                              116,882 24.20      25.52        2,956,092       0.00        1.52   1.97   34.20    34.80
SAST Fundamental Growth Portfolio
  Class 3                            3,474,144 14.10      15.31       78,469,003       0.00        1.15   2.30   33.62    35.16
SAST Global Bond Portfolio Class 1   1,507,896 15.14      22.33       34,673,951       1.08        1.52   1.77   -5.23    -5.00
SAST Global Bond Portfolio Class 2     387,300 21.52      22.63        8,716,751       0.89        1.52   1.97   -5.56    -5.14
SAST Global Bond Portfolio Class 3  13,417,886 12.15      13.07      216,989,289       0.95        1.15   2.30   -5.97    -4.88
SAST Global Equities Portfolio
  Class 1                            2,015,137 25.92      26.78       53,809,389       0.54        1.52   1.77   23.99    24.30
SAST Global Equities Portfolio
  Class 2                              191,720 25.05      26.75        5,039,206       0.36        1.40   1.97   23.56    24.26
SAST Global Equities Portfolio
  Class 3                            1,978,581 11.55      12.55       34,910,507       0.34        1.15   2.30   23.03    24.44
SAST Growth Opportunities
  Portfolio Class 1                  1,238,477  8.95       9.24       11,433,943       0.00        1.52   1.77   35.38    35.72
SAST Growth Opportunities
  Portfolio Class 2                    444,075  8.62       9.09        4,007,411       0.00        1.52   1.97   34.91    35.51
SAST Growth Opportunities
  Portfolio Class 3                 15,734,010 16.64      17.90      183,849,459       0.00        1.15   2.30   34.33    35.88
SAST Growth-Income Portfolio
  Class 1                            3,557,126 13.29      40.57      147,327,004       1.50        1.52   1.77   29.45    29.77
SAST Growth-Income Portfolio
  Class 2                              263,050 38.94      41.09       10,731,229       1.40        1.52   1.97   29.00    29.58
SAST Growth-Income Portfolio
  Class 3                            6,409,569 13.17      14.33      111,002,605       1.43        1.15   2.30   28.45    29.93
SAST High-Yield Bond Portfolio
  Class 1                            2,289,102 27.06      27.92       63,869,997       5.16        1.52   1.77    6.02     6.28
SAST High-Yield Bond Portfolio
  Class 2                              485,256 25.98      27.41       13,195,181       5.05        1.52   1.97    5.65     6.12
SAST High-Yield Bond Portfolio
  Class 3                            8,009,377 12.86      14.04      150,844,934       4.99        1.15   2.30    5.19     6.41
SAST International Diversified
  Equities Portfolio Class 1         2,735,184 14.99      15.48       42,330,888       2.64        1.52   1.77   18.51    18.81
SAST International Diversified
  Equities Portfolio Class 2         1,181,253 14.46      15.21       17,883,661       2.42        1.52   1.97   18.10    18.63
SAST International Diversified
  Equities Portfolio Class 3        11,544,046 10.91      11.80      165,223,822       2.40        1.15   2.30   17.59    18.95
SAST International Growth and
  Income Portfolio Class 1           2,742,382 12.34      16.66       46,885,819       2.00        1.52   1.77   19.90    20.20
SAST International Growth and
  Income Portfolio Class 2             498,168 16.12      16.93        8,378,889       1.84        1.52   1.97   19.48    20.02
SAST International Growth and
  Income Portfolio Class 3          11,370,655  9.46      10.23      175,188,561       1.70        1.15   2.30   18.97    20.34
SAST SA MFS Massachusetts
  Investors Trust Portfolio
  Class 1                            1,684,838 33.17      34.26       57,359,876       0.62        1.52   1.77   29.51    29.83
SAST SA MFS Massachusetts
  Investors Trust Portfolio
  Class 2                              355,630 32.06      33.67       11,906,751       0.47        1.52   1.97   29.06    29.64
SAST SA MFS Massachusetts
  Investors Trust Portfolio
  Class 3                           13,632,793 14.73      15.88      283,185,602       0.42        1.15   2.30   28.51    29.99
SAST SA MFS Total Return Bond
  Portfolio Class 1                  4,056,102 35.01      36.15      145,293,218       2.32        1.52   1.77   16.92    17.21
SAST SA MFS Total Return Bond
  Portfolio Class 2                  1,220,344 33.70      35.50       43,051,546       2.13        1.52   1.97   16.51    17.04
SAST SA MFS Total Return Bond
  Portfolio Class 3                  7,922,055 12.87      13.86      207,025,709       2.13        1.15   2.30   16.02    17.35
SAST Mid-Cap Growth Portfolio
  Class 1                            2,246,993 17.44      18.01       40,169,622       0.00        1.52   1.77   39.92    40.27
SAST Mid-Cap Growth Portfolio
  Class 2                            1,015,183 16.77      17.98       17,850,590       0.00        1.40   1.97   39.43    40.23
SAST Mid-Cap Growth Portfolio
  Class 3                            6,681,662 17.05      18.30      116,935,074       0.00        1.15   2.30   38.84    40.44
SAST Real Estate Portfolio Class 1   1,084,616 25.51      26.36       28,572,706       1.15        1.52   1.77   -3.80    -3.56
SAST Real Estate Portfolio Class 2     332,391 24.59      25.89        8,546,099       0.97        1.52   1.97   -4.14    -3.71
SAST Real Estate Portfolio Class 3  15,959,829  8.72       9.40      238,203,941       0.94        1.15   2.30   -4.55    -3.45
SAST SA Janus Focused Growth
  Portfolio Class 1                  1,017,407 16.19      16.73       16,978,777       0.21        1.52   1.77   32.34    32.67
SAST SA Janus Focused Growth
  Portfolio Class 2                    901,697 15.94      16.42       14,745,650       0.05        1.52   1.77   32.14    32.47
SAST SA Janus Focused Growth
  Portfolio Class 3                  7,026,877 14.32      15.44      109,092,849       0.01        1.15   2.30   31.32    32.83
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                  2,019,747 27.02      27.86       56,232,882       1.31        1.52   1.77   -5.28    -5.04
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                    542,384 26.51      27.35       14,765,227       1.13        1.52   1.77   -5.42    -5.18
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                 47,226,038 12.77      13.78      790,267,631       1.22        1.15   2.30   -6.01    -4.93
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1            8,789,794 17.24      47.97      432,542,277       1.18        1.52   1.77   31.34    31.67

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2013                       For the Year Ended December 31 2013
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2             1,307,735 46.09      49.46      63,243,583        1.02        1.40   1.97   30.88    31.63
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            18,397,328 12.97      13.95     521,161,365        0.93        1.15   2.30   30.32    31.82
SAST Small & Mid Cap Value
  Portfolio Class 2                     700,302 27.78      29.26      20,393,339        0.35        1.52   1.97   34.91    35.52
SAST Small & Mid Cap Value
  Portfolio Class 3                  22,482,583 16.62      17.84     517,039,466        0.26        1.15   2.30   34.33    35.88
SAST Small Company Value Portfolio
  Class 3                            14,289,780 14.87      15.97     210,934,543        0.67        1.15   2.30   31.97    33.49
SAST Technology Portfolio Class 1     3,015,476  2.89       2.99       9,002,990        0.00        1.52   1.77   23.68    23.99
SAST Technology Portfolio Class 2       932,586  2.78       2.98       2,719,453        0.00        1.40   1.97   23.25    23.95
SAST Technology Portfolio Class 3     5,907,349 12.45      13.46      24,372,613        0.00        1.15   2.30   22.72    24.14
SAST Telecom Utility Portfolio
  Class 1                               740,461 21.71      22.42      16,591,619        2.42        1.52   1.77   17.87    18.17
SAST Telecom Utility Portfolio
  Class 2                                92,755 21.40      22.03       2,021,794        2.09        1.52   1.77   17.70    17.99
SAST Telecom Utility Portfolio
  Class 3                             1,287,931 15.45      16.72      23,844,401        2.18        1.15   2.30   16.96    18.31
SAST Ultra Short Bond Portfolio
  Class 1                             3,325,725 12.21       9.75      41,819,465        0.00        1.52   1.77   -2.01    -1.76
SAST Ultra Short Bond Portfolio
  Class 2                             1,175,932 11.77      12.38      14,481,861        0.00        1.52   1.97   -2.35    -1.91
SAST Ultra Short Bond Portfolio
  Class 3                            14,206,110  8.80       9.61     155,470,211        0.00        1.15   2.30   -2.77    -1.65
SAST VCP Managed Asset Allocation
  SAST Portfolio Class 3              8,833,845 11.81      11.96     105,219,286        0.08        1.15   2.30   17.61    19.58
SAST VCP Total Return Balanced
  Portfolio Class 3                   4,772,124 10.77      10.85      51,642,050        1.02               1.40    7.73     8.45
SAST VCP Value Portfolio Class 3      4,907,424 10.96      11.03      54,020,433        0.44        1.15   2.15    9.58    10.32

                                                December 31, 2012                       For the Year Ended December 31 2012
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                        3,871,926  17.66     18.11      70,041,345        1.84        1.52   1.77   14.15    14.43
American Funds Asset Allocation
  Fund Class 3                          694,087  53.58     54.40      37,731,455        1.93        1.30   1.40   14.65    14.77
American Funds Ultra-Short Bond
  Fund Class 3                          490,800  20.90     21.22      10,413,855        0.00        1.30   1.40   -1.74    -1.64
American Funds Global Growth Fund
  Class 2                             9,876,200  23.80     24.93     245,057,800        0.85        1.52   1.97   20.17    20.71
American Funds Growth Fund Class 2   15,234,989  20.69     21.66     328,241,194        0.76        1.52   1.97   15.59    16.11
American Funds Growth Fund Class 3      950,747 195.88    198.88     188,985,493        0.85        1.30   1.40   16.33    16.44
American Funds Growth-Income Fund
  Class 2                            18,139,027  17.51     18.35     331,179,768        1.55        1.52   1.97   15.19    15.71
American Funds Growth-Income Fund
  Class 3                             1,238,142 133.93    135.98     168,248,736        1.60        1.30   1.40   15.95    16.07
American Funds High-Income Bond
  Fund Class 3                          233,472  89.47     90.84      21,202,693        6.89        1.30   1.40   12.09    12.20
American Funds International Fund
  Class 3                               869,072  49.54     50.30      43,694,055        1.48        1.30   1.40   16.33    16.45
American Funds US Government
  AAA-Rated Securities Fund Class 3     488,933  39.95     40.56      19,814,636        1.02        1.30   1.40    0.60     0.70
AST Asset Allocation Portfolio
  Class 1                             3,982,890  29.46     30.33     120,778,080        3.00        1.52   1.77    9.98    10.25
AST Asset Allocation Portfolio
  Class 2                               330,320  28.39     29.82       9,767,892        2.96        1.52   1.97    9.59    10.09
AST Asset Allocation Portfolio
  Class 3                             1,531,222  11.96     12.85      32,024,508        2.78        1.15   2.30    9.13    10.39
AST Capital Appreciation Portfolio
  Class 1                             4,724,022  15.38     58.57     272,256,449        0.00        1.52   1.77   21.72    22.02
AST Capital Appreciation Portfolio
  Class 2                               871,835  55.58     58.31      50,117,932        0.00        1.40   1.97   21.29    21.99
AST Capital Appreciation Portfolio
  Class 3                            12,383,454  13.82     14.78     406,740,869        0.00        1.15   2.30   20.77    22.17
AST Government and Quality Bond
  Portfolio Class 1                   5,343,112  14.25     21.50     114,136,242        2.24        1.52   1.77    1.97     2.23
AST Government and Quality Bond
  Portfolio Class 2                   2,454,974  20.16     21.17      51,673,486        2.05        1.52   1.97    1.61     2.07
AST Government and Quality Bond
  Portfolio Class 3                  35,919,014  11.86     12.60     631,222,456        2.05        1.15   2.30    1.18     2.35
AST Growth Portfolio Class 1          2,271,526  33.68     34.70      78,772,999        0.56        1.52   1.77   11.96    12.24
AST Growth Portfolio Class 2            703,753  32.61     34.17      23,923,993        0.39        1.52   1.97   11.57    12.08
AST Growth Portfolio Class 3          3,811,288  10.21     11.09     107,879,000        0.29        1.15   2.30    9.61    12.38
AST Natural Resources Portfolio
  Class 1                             1,083,860  45.88     47.27      51,203,446        1.07        1.52   1.77    1.70     1.96
AST Natural Resources Portfolio
  Class 2                               250,776  44.43     46.66      11,581,109        0.85        1.52   1.97    1.35     1.81
AST Natural Resources Portfolio
  Class 3                             4,379,024   9.42     10.29     118,286,496        0.80        1.15   2.30    0.91     2.08
Columbia VP Asset Allocation Fund
  Class 1                                54,826  12.05     12.76         698,941        2.32        1.52   1.77   10.23    11.32
Columbia VP Dividend Opportunity
  Fund Class 1                          213,530  11.06     11.74       2,498,171        0.00        1.52   2.02   11.09    12.38
Columbia VP Income Opportunities
  Fund Class 1                          953,291  20.86     22.07      20,751,956        6.58        1.52   2.17   12.58    13.32
Columbia VP Large Cap Growth Fund
  II Class 1                             75,938  13.82     14.54       1,099,367        0.00        1.52   2.02    8.99     9.70
Columbia VP Large Cap Growth Fund
  III Class 1                         2,462,182  11.41     12.14      29,503,319        0.37        1.52   2.17    9.63    10.34
Columbia VP Loomis Sayles Growth
  Fund II Class 1                       190,965  10.80     11.57       2,200,594        0.66        1.52   2.02    8.03    10.54
Columbia VP International
  Opportunities Fund Class 2            142,991  16.09     16.97       2,422,378        0.90        1.52   2.02   14.26    15.84
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1               43,776  10.69     11.88         509,730        0.00        1.52   2.02    9.80    10.08
Columbia VP Small Company Growth
  Fund Class 1                           91,523  12.01     12.61       1,150,648        0.00        1.52   2.02    9.71    10.31
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2         4,403,773   9.77     10.35      44,629,639        2.78        1.15   2.30   12.71    14.01
FTVIP Franklin Income VIP Fund
  Class 2                            10,906,862  11.21     11.90     127,193,425        6.41        1.15   2.30   10.08    11.36
Invesco V.I. American Franchise
  Fund Series II                      1,724,094  11.66     12.46      19,411,520        0.00        1.15   2.30   10.81    12.10
Invesco V.I. Comstock Fund Series II 26,370,726  10.35     11.00     334,717,061        1.50        1.15   2.30   16.21    17.56
Invesco V.I. Growth and Income Fund
  Series II                          37,352,836  10.34     10.99     507,496,457        1.29        1.15   2.30   11.74    13.04
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 22,003,083   8.97      9.58     246,903,048        0.95        1.15   2.30    9.53    10.80
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                  1,632,494  14.27     14.66      23,886,260        0.63        1.52   1.77   12.53    12.81
Principal Diversified International
  Account Class 1                       272,576   6.54      6.80       1,850,877        2.12        1.40   1.80   16.32    16.79
Principal Diversified International
  Account Class 2                        72,701   6.26      6.52         470,464        1.48        1.55   1.95   15.72    16.19
Principal Equity Income Account
  Class 1                             1,778,033  10.68     11.18      19,770,254        2.95        1.40   1.80   10.99    11.44
Principal Equity Income Account
  Class 2                               919,575   9.69     10.29       9,664,865        2.72        1.52   2.17    9.32    11.01
Principal Government & High Quality
  Bond Account Class 1                  522,217   8.20      8.58       4,426,281        3.97        1.40   1.80    2.05     2.46

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2012                       For the Year Ended December 31 2012
                                   ----------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                       ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
Principal Government & High
  Quality Bond Account Class 2         136,250  7.83       8.17        1,106,170       3.76        1.55   1.95    1.69     2.10
Principal Income Account Class 1       841,026  9.79      10.25        8,564,452       4.16        1.40   1.80    7.61     8.04
Principal Income Account Class 2       354,251  9.42       9.85        3,480,524       3.91        1.55   1.95    7.17     7.60
Principal LargeCap Blend Account
  II Class 1                           285,591  7.06       7.38        2,089,463       1.34        1.40   1.80   13.14    13.60
Principal LargeCap Blend Account
  II Class 2                            77,461  6.72       7.03          542,704       1.02        1.55   1.95   12.62    13.07
Principal LargeCap Growth Account
  Class 1                               71,443  7.50       7.86          557,629       0.30        1.40   1.80   14.76    15.22
Principal LargeCap Growth Account
  Class 2                               50,702  7.21       7.53          380,060       0.00        1.55   1.95   14.31    14.77
Principal Money Market Account
  Class 1                              298,282  5.62       5.91        1,751,573       0.00        1.40   1.80   -1.79    -1.39
Principal Money Market Account
  Class 2                              203,490  5.46       5.71        1,147,361       0.00        1.55   1.95   -1.94    -1.54
Principal PVC Capital
  Appreciation Account Class 1         826,168 13.70      14.34       11,780,972       1.11        1.40   1.80   11.79    12.24
Principal PVC Capital
  Appreciation Account Class 2         126,080 13.05      13.65        1,711,113       0.79        1.55   1.95   11.38    11.82
Principal PVC MidCap Blend Acct
  Class 1                              187,668 12.75      13.34        2,476,537       0.83        1.40   1.80   17.31    17.78
Principal PVC MidCap Blend Acct
  Class 2                               47,213 12.16      12.72          597,045       0.65        1.55   1.95   16.86    17.33
Principal Real Estate Securities
  Account Class 1                       45,838 21.36      22.32        1,020,152       1.43        1.40   1.80   15.54    15.75
Principal Real Estate Securities
  Account Class 2                       10,775 20.87      21.84          234,261       1.00        1.55   1.95   15.06    15.13
Principal SAM Balanced Portfolio
  Class 1                            4,199,632 11.48      12.02       49,900,127       0.66        1.40   1.80   10.74    11.18
Principal SAM Balanced Portfolio
  Class 2                            3,524,659 10.50      11.55       40,400,277       0.42        1.52   2.17    8.90    10.77
Principal SAM Conservative
  Balanced Portfolio Class 1           748,071  8.58       8.97        6,652,704       0.81        1.40   1.80    9.20     9.64
Principal SAM Conservative
  Balanced Portfolio Class 2           703,758 11.18      12.03        6,117,469       0.56        1.52   2.17    8.07     9.24
Principal SAM Conservative Growth
  Portfolio Class 1                  1,884,867 11.47      12.00       22,262,452       0.43        1.40   1.80   12.14    12.59
Principal SAM Conservative Growth
  Portfolio Class 2                  1,903,380 10.51      11.48       21,654,425       0.20        1.52   2.17   10.22    12.09
Principal SAM Flexible Income
  Portfolio Class 1                    972,225 10.09      10.57       10,178,465       1.10        1.40   1.80    8.66     9.09
Principal SAM Flexible Income
  Portfolio Class 2                    908,101 11.50      12.50        9,188,735       0.87        1.52   2.17    7.19     8.67
Principal SAM Strategic Growth
  Portfolio Class 1                    472,085 12.10      12.64        5,899,514       0.22        1.40   1.80   13.46    13.91
Principal SAM Strategic Growth
  Portfolio Class 2                    799,276 11.04      12.15        9,600,136       0.00        1.52   2.17   11.33    13.49
Principal Short-Term Income
  Account Class 1                      278,678  7.45       7.81        2,129,166       2.05        1.40   1.80    3.13     3.54
Principal Short-Term Income
  Account Class 2                      163,910  7.17       7.49        1,220,917       1.73        1.55   1.95    2.65     3.06
Principal SmallCap Value Account
  I Class 1                             20,498 10.36      10.80          220,386       0.78        1.40   1.80   19.55    20.03
Principal SmallCap Value Account
  I Class 2                              8,050  9.88      10.54           84,528       0.63        1.55   1.95   17.47    19.53
SST Allocation Balanced Portfolio
  Class 3                           10,350,429 11.94      12.67      127,736,202       1.15        1.15   2.30    8.19     9.44
SST Allocation Growth Portfolio
  Class 3                            1,478,728 11.16      11.90       16,966,520       0.88        1.15   2.30   12.25    13.55
SST Allocation Moderate Growth
  Portfolio Class 3                 14,827,359 11.35      12.07      173,994,204       1.15        1.15   2.30   10.32    11.60
SST Allocation Moderate Portfolio
  Class 3                           13,070,209 11.71      12.45      158,276,953       1.14        1.15   2.30    9.22    10.48
SST Real Return Portfolio Class 3   21,854,322 11.77      12.49      265,729,709       2.80        1.15   2.30    1.43     2.60
Steriling Capital Select Equity
  VIF                                  110,190  9.24       9.80        1,069,734       0.98        1.52   2.17   12.55    12.65
Steriling Capital Special
  Opportunities VIF                    718,972 15.50      16.08       11,496,176       0.26        1.52   2.17   12.45    12.60
Steriling Capital Strategic
  Allocation Equity VIF                144,790  9.86      10.41        1,498,142       0.89        1.52   2.17   11.67    11.70
Steriling Capital Total Return
  Bond VIF                             557,546 12.92      13.49        7,502,837       2.84        1.52   2.17    4.50     5.03
SAST Aggressive Growth Portfolio
  Class 1                            1,751,902  7.54      14.69       25,673,586       0.00        1.52   1.77   14.18    14.46
SAST Aggressive Growth Portfolio
  Class 2                              218,339 13.75      14.42        3,130,545       0.00        1.52   1.97   13.78    14.29
SAST Aggressive Growth Portfolio
  Class 3                            1,669,400  8.91       9.51       20,019,631       0.00        1.15   2.30   13.29    14.60
SAST SA AB Growth Portfolio
  Class 1                            4,364,728  9.68      36.40      157,680,718       0.48        1.52   1.77   14.55    14.84
SAST SA AB Growth Portfolio
  Class 2                              608,726 34.01      36.35       21,625,031       0.31        1.40   1.97   14.15    14.80
SAST SA AB Growth Portfolio
  Class 3                            3,480,341 11.04      11.85      105,946,497       0.22        1.15   2.30   13.66    14.98
SAST American Funds Asset
  Allocation Portfolio Class 3      10,706,139 11.09      11.81      123,436,538       1.38        1.15   2.30   13.14    14.45
SAST American Funds Global Growth
  Portfolio Class 3                 33,333,147 11.75      12.48      403,842,179       1.01        1.15   2.30   19.45    20.84
SAST American Funds Growth
  Portfolio Class 3                 23,791,952 10.75      11.42      265,109,166       0.33        1.15   2.30   14.88    16.21
SAST American Funds Growth-
  Income Portfolio Class 3          20,191,869 10.19      10.82      210,222,189       1.23        1.15   2.30   14.49    15.81
SAST Balanced Portfolio Class 1      2,278,431 10.27      18.77       42,170,844       1.33        1.52   1.77   11.14    11.42
SAST Balanced Portfolio Class 2        388,399 17.60      18.44        7,119,023       1.21        1.52   1.97   10.75    11.25
SAST Balanced Portfolio Class 3      4,857,416 11.46      12.25       66,216,542       1.30        1.15   2.30   10.29    11.55
SAST Blue Chip Growth Portfolio
  Class 1                            1,001,520  6.35       7.96        6,615,429       0.00        1.52   1.77    9.62     9.89
SAST Blue Chip Growth Portfolio
  Class 2                              453,203  6.16       6.45        2,909,843       0.00        1.52   1.97    9.23     9.73
SAST Blue Chip Growth Portfolio
  Class 3                            8,504,608 10.39      11.12       67,936,175       0.00        1.15   2.30    8.76    10.02
SAST Capital Growth Portfolio
  Class 1                              652,754  7.95       8.19        5,335,678       0.41        1.52   1.77   11.92    12.20
SAST Capital Growth Portfolio
  Class 2                              256,021  7.69       8.06        2,049,678       0.27        1.52   1.97   11.53    12.04
SAST Capital Growth Portfolio
  Class 3                            5,331,320 10.14      10.86       43,426,795       0.16        1.15   2.30   11.05    12.34
SAST Corporate Bond Portfolio
  Class 1                            3,589,471 26.64      27.47       98,492,428       5.17        1.52   1.77    9.46     9.73
SAST Corporate Bond Portfolio
  Class 2                            1,071,199 25.75      27.02       28,790,349       5.01        1.52   1.97    9.07     9.57
SAST Corporate Bond Portfolio
  Class 3                           29,646,690 14.87      15.82      636,323,684       5.11        1.15   2.30    8.61     9.87
SAST Dogs of Wall Street
  Portfolio Class 1                  1,467,429 14.99      15.45       22,651,699       2.06        1.52   1.77   11.82    12.10
SAST Dogs of Wall Street
  Portfolio Class 2                    424,421 14.53      15.21        6,421,108       1.94        1.52   1.97   11.43    11.94
SAST Dogs of Wall Street
  Portfolio Class 3                  3,468,287 12.33      13.14       48,336,125       2.00        1.15   2.30   10.95    12.24
SAST Dynamic Allocation Portfolio
  Class 3                          169,199,375 10.44      10.56    1,779,908,764       1.81        1.15   2.30    4.36     5.56
SAST Dynamic Strategy Portfolio
  Class 3                           20,033,318 10.37      10.43      208,658,498       1.52        1.15   2.30    3.68     4.35
SAST Emerging Markets Portfolio
  Class 1                            2,022,328 19.21      29.64       40,078,332       0.54        1.52   1.77   16.66    16.96
SAST Emerging Markets Portfolio
  Class 2                              347,397 18.56      19.47        6,727,422       0.31        1.52   1.97   16.26    16.78
SAST Emerging Markets Portfolio
  Class 3                            9,251,513 11.55      12.31      151,524,732       0.32        1.15   2.30   15.76    17.10
SAST Equity Opportunities
  Portfolio Class 1                  1,352,980 20.54      21.17       28,615,498       0.94        1.52   1.77   14.80    15.09
SAST Equity Opportunities
  Portfolio Class 2                    255,268 19.83      20.83        5,287,544       0.75        1.52   1.97   14.40    14.91
SAST Equity Opportunities
  Portfolio Class 3                  1,570,896 10.53      11.24       28,151,591       0.72        1.15   2.30   14.11    15.22
SAST Foreign Value Portfolio
  Class 2                            1,444,664 16.35      17.36       25,027,854       1.84        1.52   1.97   17.08    17.61

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2012                       For the Year Ended December 31 2012
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST Foreign Value Portfolio Class 3 37,450,248  9.37       9.95     492,880,572        1.87        1.15   2.30   16.57    17.92
SAST Fundamental Growth Portfolio
  Class 1                             2,093,732  7.71      19.26      40,171,374        0.00        1.52   1.77   14.09    14.40
SAST Fundamental Growth Portfolio
  Class 2                               131,713 18.03      18.93       2,474,431        0.00        1.52   1.97   13.72    14.23
SAST Fundamental Growth Portfolio
  Class 3                             4,273,274 10.55      11.33      72,229,266        0.00        1.15   2.30   13.24    14.54
SAST Global Bond Portfolio Class 1    1,794,290 15.47      24.28      43,381,586        8.32        1.52   1.77    2.06     2.32
SAST Global Bond Portfolio Class 2      444,796 22.79      23.86      10,564,795        8.38        1.52   1.97    1.70     2.16
SAST Global Bond Portfolio Class 3   11,739,054 12.92      13.74     209,449,157        8.55        1.15   2.30    1.26     2.44
SAST Global Equities Portfolio
  Class 1                             2,287,119  9.61      21.55      49,134,851        0.73        1.52   1.77   14.83    15.12
SAST Global Equities Portfolio
  Class 2                               238,123 20.27      21.52       5,046,286        0.54        1.40   1.97   14.43    15.09
SAST Global Equities Portfolio
  Class 3                             1,973,752  9.38      10.08      28,497,278        0.53        1.15   2.30   13.94    15.26
SAST Growth Opportunities Portfolio
  Class 1                             1,481,738  6.61       6.81      10,081,037        0.00        1.52   1.77   15.50    15.79
SAST Growth Opportunities Portfolio
  Class 2                               590,431  6.39       6.71       3,935,759        0.00        1.52   1.97   15.10    15.62
SAST Growth Opportunities Portfolio
  Class 3                            20,098,658 12.38      13.18     169,921,760        0.00        1.15   2.30   14.60    15.93
SAST Growth-Income Portfolio Class 1  4,070,839  9.94      32.29     129,950,388        1.71        1.52   1.77   11.75    12.03
SAST Growth-Income Portfolio Class 2    293,916 30.19      31.71       9,258,265        1.60        1.52   1.97   11.35    11.86
SAST Growth-Income Portfolio Class 3  6,197,572 10.26      11.03      81,680,465        1.65        1.15   2.30   10.88    12.16
SAST High-Yield Bond Portfolio
  Class 1                             2,719,093 25.53      26.27      71,388,107        6.25        1.52   1.77   14.93    15.22
SAST High-Yield Bond Portfolio
  Class 2                               577,334 24.59      25.83      14,808,525        6.04        1.52   1.97   14.53    15.05
SAST High-Yield Bond Portfolio
  Class 3                             7,722,492 12.22      13.20     145,112,274        6.57        1.15   2.30   14.04    15.36
SAST International Diversified
  Equities Portfolio Class 1          3,094,795 12.65      13.03      40,309,407        0.98        1.52   1.77   15.29    15.58
SAST International Diversified
  Equities Portfolio Class 2          1,454,731 12.24      12.83      18,581,247        0.80        1.52   1.97   14.88    15.40
SAST International Diversified
  Equities Portfolio Class 3         13,044,143  9.28       9.92     159,215,635        0.71        1.15   2.30   14.39    15.72
SAST International Growth and
  Income Portfolio Class 1            3,092,311  9.97      14.32      43,952,158        2.31        1.52   1.77   19.16    19.46
SAST International Growth and
  Income Portfolio Class 2              596,036 13.49      14.10       8,358,971        2.10        1.52   1.97   18.74    19.28
SAST International Growth and
  Income Portfolio Class 3           13,758,088  7.95       8.50     178,209,323        2.06        1.15   2.30   18.24    19.60
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1             1,901,807 11.75      26.38      49,825,436        0.73        1.52   1.77   17.06    17.35
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 2               420,370 24.84      25.97      10,867,447        0.54        1.52   1.97   16.65    17.18
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3            14,911,675 11.46      12.22     245,454,389        0.56        1.15   2.30   16.15    17.50
SAST SA MFS Total Return Bond
  Portfolio Class 1                   4,684,330 13.96      30.84     143,226,199        2.69        1.52   1.77    9.36     9.63
SAST SA MFS Total Return Bond
  Portfolio Class 2                   1,470,766 28.92      30.33      44,349,372        2.52        1.52   1.97    8.98     9.47
SAST SA MFS Total Return Bond
  Portfolio Class 3                   8,304,413 11.09      11.81     193,491,460        2.48        1.15   2.30    8.51     9.77
SAST Mid-Cap Growth Portfolio
  Class 1                             2,712,118  7.43      12.84      34,512,094        0.00        1.52   1.77   14.02    14.30
SAST Mid-Cap Growth Portfolio
  Class 2                             1,231,749 12.03      12.82      15,478,572        0.00        1.40   1.97   13.62    14.27
SAST Mid-Cap Growth Portfolio
  Class 3                             8,000,603 12.28      13.03     100,053,921        0.00        1.15   2.30   13.13    14.44
SAST Real Estate Portfolio Class 1    1,279,476 26.52      27.33      34,954,546        1.07        1.52   1.77   15.17    15.46
SAST Real Estate Portfolio Class 2      371,396 25.65      26.88       9,919,385        0.94        1.52   1.97   14.77    15.29
SAST Real Estate Portfolio Class 3   14,642,384  9.14       9.74     239,429,943        0.89        1.15   2.30   14.28    15.60
SAST SA Janus Focused Growth
  Portfolio Class 1                   1,080,147 12.23      12.61      13,583,091        0.29        1.52   1.77    9.30     9.57
SAST SA Janus Focused Growth
  Portfolio Class 2                   1,068,902 12.06      12.39      13,201,509        0.11        1.52   1.77    9.13     9.41
SAST SA Janus Focused Growth
  Portfolio Class 3                   7,337,632 10.91      11.63      86,274,279        0.11        1.15   2.30    8.45     9.70
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                   2,459,098 28.53      29.34      72,108,944        3.06        1.52   1.77    5.39     5.65
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                     712,809 28.03      28.84      20,481,417        3.10        1.52   1.77    5.23     5.49
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  42,157,782 13.59      14.50     767,396,774        3.08        1.15   2.30    4.57     5.78
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1            10,172,718 12.60      37.64     380,118,970        0.78        1.52   1.77   10.73    11.01
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2             1,618,046 35.21      37.57      59,570,669        0.61        1.40   1.97   10.35    10.98
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            21,618,837  9.95      10.58     489,088,129        0.55        1.15   2.30    9.87    11.15
SAST Small & Mid Cap Value
  Portfolio Class 2                     899,543 20.59      21.59      19,344,277        0.39        1.52   1.97   16.11    16.63
SAST Small & Mid Cap Value
  Portfolio Class 3                  27,131,938 12.38      13.13     468,586,899        0.37        1.15   2.30   15.61    16.95
SAST Small Company Value Portfolio
  Class 3                            17,184,541 11.27      11.97     190,331,364        0.24        1.15   2.30   14.89    16.23
SAST Technology Portfolio Class 1     3,506,802  2.34       2.41       8,444,567        0.00        1.52   1.77    5.87     6.14
SAST Technology Portfolio Class 2     1,115,091  2.26       2.40       2,629,506        0.00        1.40   1.97    5.50     6.11
SAST Technology Portfolio Class 3     6,779,977 10.14      10.84      20,098,275        0.00        1.15   2.30    5.06     6.27
SAST Telecom Utility Portfolio
  Class 1                               837,210 18.42      18.97      15,877,292        3.38        1.52   1.77   11.48    11.76
SAST Telecom Utility Portfolio
  Class 2                               127,679 18.18      18.67       2,363,929        3.31        1.52   1.77   11.32    11.60
SAST Telecom Utility Portfolio
  Class 3                             1,325,753 13.21      14.13      21,303,455        3.37        1.15   2.30   10.62    11.90
SAST Ultra Short Bond Portfolio
  Class 1                             3,574,882  9.71      12.84      45,782,409        0.00        1.52   1.77   -2.00    -1.75
SAST Ultra Short Bond Portfolio
  Class 2                             1,312,942 12.05      12.62      16,506,599        0.00        1.52   1.97   -2.34    -1.90
SAST Ultra Short Bond Portfolio
  Class 3                            13,868,100  9.05       9.77     160,572,375        0.00        1.15   2.30   -2.76    -1.63
SAST VCP Managed Asset Allocation
  SAST Portfolio Class 3                493,947 10.04      10.07       4,969,379        0.00        1.15   2.30    0.39     0.67

(a) Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b) These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(d) These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e) These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These expenses do not include any expenses assessed through redemption of units. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

7. Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 24, 2017, the date the financial statements were issued.

American General Life
Insurance Company

Audited GAAP Financial Statements
At December 31, 2016 and 2015 and for each of the three years ended December 31, 2016

AMERICAN GENERAL LIFE INSURANCE COMPANY

TABLE OF CONTENTS

                                                                           Page
                                                                           ----
CONSOLIDATED FINANCIAL STATEMENTS
Independent Auditor's Report                                                 2
Consolidated Balance Sheet at December 31, 2016 and 2015                     3
Consolidated Statements of Income for each of the years ended
  December 31, 2016, 2015 and 2014                                           4
Consolidated Statements of Comprehensive Income (Loss) for each of the
  years ended December 31, 2016, 2015 and 2014                               5
Consolidated Statements of Equity for each of the years ended
  December 31, 2016, 2015 and 2014                                           6
Consolidated Statements of Cash Flows for each of the years ended
  December 31, 2016, 2015 and 2014                                           7

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1.   Basis of Presentation                                                   8
2.   Summary of Significant Accounting Policies                              9
3.   Fair Value Measurements                                                14
4.   Investments                                                            33
5.   Lending Activities                                                     43
6.   Reinsurance                                                            45
7.   Derivatives and Hedge Accounting                                       46
8.   Deferred Policy Acquisition Costs and Deferred Sales Inducements       49
9.   Variable Interest Entities                                             52
10.  Insurance Liabilities                                                  54
11.  Variable Life and Annuity Contracts                                    57
12.  Debt                                                                   59
13.  Commitments and Contingencies                                          60
14.  Equity                                                                 62
15.  Statutory Financial Data and Restrictions                              63
16.  Benefit Plans                                                          64
17.  Income Taxes                                                           64
18.  Related Party Transactions                                             67
19.  Subsequent Events                                                      68

                        Report of Independent Auditors

To the Board of Directors of
American General Life Insurance Company

We have audited the accompanying consolidated financial statements of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., which comprise the consolidated balance sheets as of December 31, 2016 and 2015, and the related consolidated statements of income, comprehensive income (loss), equity and cash flows for each of the three years in the period ended
December 31, 2016.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

April 24, 2017

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

                                                                  December 31,
                                                               -----------------
(in millions, except for share data)                             2016     2015
------------------------------------                           -------- --------
Assets:
   Investments:
       Fixed maturity securities:
          Bonds available for sale, at fair value
            (amortized cost: 2016 - $96,184; 2015 -
            $96,119)                                           $100,867 $ 99,086
          Other bond securities, at fair value                    3,047    3,545
       Equity securities:
          Common and preferred stock, available for
            sale, at fair value (cost: 2016 - $10;
            2015 - $15)                                              15       18
          Other common and preferred stock, at fair
            value                                                     4       --
       Mortgage and other loans receivable, net of
         allowance                                               16,458   14,598
       Other invested assets (portion measured at fair
         value: 2016 - $1,508; 2015 - $2,684)                     3,498    5,687
       Short-term investments (portion measured at
         fair value: 2016 - $3,122; 2015 - $1,625)                3,347    1,850
                                                               -------- --------
          Total investments                                     127,236  124,784
   Cash                                                             173      317
   Accrued investment income                                      1,051    1,055
   Amounts due from related parties                               1,097      520
   Premiums and other receivables - net of allowance                789      698
   Reinsurance assets, net of allowance                           1,572    1,665
   Deferred policy acquisition costs                              6,787    6,401
   Current income tax receivable                                     --      121
   Deferred income taxes                                          1,610      445
   Other assets (including restricted cash of $1 in
     2016 and $4 in 2015)                                         2,562    2,186
   Separate account assets, at fair value                        44,174   41,894
                                                               -------- --------
Total assets                                                   $187,051 $180,086
                                                               ======== ========
Liabilities:
   Future policy benefits for life and accident and
     health insurance contracts                                $ 33,112 $ 31,576
   Policyholder contract deposits (portion measured at
     fair value: 2016 - $2,743; 2015 - $2,104)                   78,613   75,642
   Policy claims and benefits payable                               702      685
   Other policyholder funds                                       2,034    2,090
   Current income tax payable                                        71       --
   Notes payable - to affiliates (portion measured at
     fair value: 2016 - $568; 2015 - $474)                        1,259      717
   Notes payable - to third parties                                 220      406
   Amounts due to related parties                                 1,134      792
   Securities lending payable                                     2,142      962
   Other liabilities                                              3,548    3,864
   Separate account liabilities                                  44,174   41,894
                                                               -------- --------
Total liabilities                                               167,009  158,628
                                                               -------- --------
Commitments and contingencies (see Note 13)

American General Life Insurance Company (AGL)
  shareholder's equity:
   Preferred stock, $100 par value; 8,500 shares
     authorized, issued and outstanding                               1        1
   Common stock, $10 par value; 600,000 shares
     authorized, issued and outstanding                               6        6
   Additional paid-in capital                                    16,673   18,546
   Retained earnings (accumulated deficit)                           --      575
   Accumulated other comprehensive income                         3,295    2,333
                                                               -------- --------
Total AGL shareholder's equity                                   19,975   21,461
Noncontrolling interests                                             67       (3)
                                                               -------- --------
Total equity                                                     20,042   21,458
                                                               -------- --------
Total liabilities and equity                                   $187,051 $180,086
                                                               ======== ========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME

                                                        Years Ended December 31,
                                                       -------------------------
(in millions)                                            2016     2015     2014
-------------                                          -------  -------  -------
Revenues:
   Premiums                                            $ 1,722  $ 2,628  $ 1,666
   Policy fees                                           2,078    2,090    1,985
   Net investment income                                 6,318    6,118    6,925
   Net realized capital losses:
       Total other-than-temporary impairments on
         available-for-sale securities                    (210)    (197)     (81)
       Portion of other-than-temporary
         impairments on available-for-sale fixed
         maturity securities recognized in other
         comprehensive income (loss)                       (17)     (22)     (23)
                                                       -------  -------  -------
       Net other-than-temporary impairments on
         available-for-sale securities recognized
         in net income                                    (227)    (219)    (104)
       Other realized capital (losses) gains              (903)     141       30
                                                       -------  -------  -------
   Total net realized capital losses:                   (1,130)     (78)     (74)
       Other income                                      1,237    2,268    2,580
                                                       -------  -------  -------
Total revenues                                          10,225   13,026   13,082
                                                       -------  -------  -------
Benefits and expenses:
   Policyholder benefits                                 4,644    5,276    4,224
   Interest credited to policyholder account
     balances                                            2,211    2,178    2,234
   Amortization of deferred policy acquisition
     costs                                                 261      787      658
   General operating and other expenses                  2,139    3,087    3,014
   Net (gain) loss on sale of divested businesses         (238)      --       --
                                                       -------  -------  -------
Total benefits and expenses                              9,017   11,328   10,130
                                                       -------  -------  -------
Income before income tax expense                         1,208    1,698    2,952
Income tax expense (benefit):
   Current                                               1,248      549      401
   Deferred                                               (951)    (111)     533
                                                       -------  -------  -------
Income tax expense                                         297      438      934
                                                       -------  -------  -------
Net income                                                 911    1,260    2,018
Less:
Net income attributable to noncontrolling
  interests                                                  1       --       --
                                                       -------  -------  -------
Net income attributable to AGL                         $   910  $ 1,260  $ 2,018
                                                       =======  =======  =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)


                                                      Years Ended December 31,
                                                      -----------------------
  (in millions)                                        2016     2015    2014
  Net income                                          $  911  $ 1,260  $2,018
                                                      ------  -------  ------
  Other comprehensive income (loss), net of tax
     Change in unrealized appreciation
       (depreciation) of fixed maturity investments
       on which other-than- temporary credit
       impairments were recognized                       (34)    (225)     48
     Change in unrealized appreciation
       (depreciation) of all other investments         1,457   (4,368)  3,900
     Adjustments to deferred policy acquisition
       costs, value of business acquired and
       deferred sales inducements                       (100)     442    (152)
     Change in unrealized insurance loss recognition    (361)     551    (556)
     Change in foreign currency translation
       adjustments                                        --       (2)     (5)
                                                      ------  -------  ------
  Other comprehensive income (loss)                      962   (3,602)  3,235
                                                      ------  -------  ------
  Comprehensive income (loss)                          1,873   (2,342)  5,253
  Comprehensive income attributable to
    noncontrolling interests                               1       --      --
                                                      ------  -------  ------
  Comprehensive income (loss) attributable to AGL     $1,872  $(2,342) $5,253
                                                      ======  =======  ======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF EQUITY


                                                             Retained    Accumulated  Total AGL
                                                Additional   Earnings       Other      Share-      Non-
                               Preferred Common  Paid-in   (Accumulated Comprehensive holder's  controlling  Total
(in millions)                    Stock   Stock   Capital     Deficit)      Income      Equity    Interests   Equity
-------------                  --------- ------ ---------- ------------ ------------- --------- ----------- -------
Balance, January 1, 2014          $ 1     $ 6    $23,163     $  (252)      $ 2,700     $25,618     $ 164    $25,782
                                  ---     ---    -------     -------       -------     -------     -----    -------
Net income attributable to
 AGL or other noncontrolling
 interests                         --      --         --       2,018            --       2,018        --      2,018
Dividends                          --      --         --      (1,548)           --      (1,548)       --     (1,548)
Other comprehensive income         --      --         --          --         3,235       3,235        --      3,235
Capital contributions from
 Parent                            --      --         58          --            --          58        --         58
Deconsolidation of VIEs            --      --         --          --            --          --      (167)      (167)
Return of capital                  --      --     (4,707)         --            --      (4,707)       --     (4,707)
Other                              --      --         --          --            --          --         3          3
                                  ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2014        $ 1     $ 6    $18,514     $   218       $ 5,935     $24,674     $  --    $24,674
                                  ===     ===    =======     =======       =======     =======     =====    =======
Net income attributable to
 AGL or other noncontrolling
 interests                         --      --         --       1,260            --       1,260        --      1,260
Dividends                          --      --         --        (903)           --        (903)       --       (903)
Other comprehensive loss           --      --         --          --        (3,602)     (3,602)       --     (3,602)
Capital contributions from
 Parent                            --      --         32          --            --          32        --         32
Other                              --      --         --          --            --          --        (3)        (3)
                                  ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2015        $ 1     $ 6    $18,546     $   575       $ 2,333     $21,461     $  (3)   $21,458
                                  ===     ===    =======     =======       =======     =======     =====    =======
Net income attributable to
 AGL or other noncontrolling
 interests                         --      --         --         910            --         910         1        911
Dividends                          --      --         --      (1,491)           --      (1,491)       --     (1,491)
Other comprehensive income         --      --         --          --           962         962        --        962
Net increase due to
 acquisitions and
 consolidations                    --      --         --          --            --          --        65         65
Capital contributions from
 Parent                            --      --         12          --            --          12        --         12
Return of capital                  --      --     (1,885)         --            --      (1,885)       --     (1,885)
Deconsolidation of VIEs            --      --         --           6            --           6         3          9
Other                              --      --         --          --            --          --         1          1
                                  ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2016        $ 1     $ 6    $16,673     $    --       $ 3,295     $19,975     $  67    $20,042
                                  ===     ===    =======     =======       =======     =======     =====    =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS


                                                                   Years Ended December 31,
                                                                 ----------------------------
(in millions)                                                      2016      2015      2014
-------------                                                    --------  --------  --------
Cash flows from operating activities:
   Net income                                                    $    911  $  1,260  $  2,018
                                                                 --------  --------  --------
   Adjustments to reconcile net income to net cash provided
     by operating activities:
       Interest credited to policyholder account balances           2,211     2,178     2,234
       Amortization of deferred policy acquisition costs              261       787       658
       Fees charged for policyholder contract deposits             (1,337)   (1,203)   (1,172)
       Net realized capital losses                                  1,130        78        74
       Net (gains) on sale of divested businesses                    (238)       --        --
       Unrealized losses (gains) in earnings, net                     (41)       25      (280)
       Equity in (income) losses of partnerships and other
         invested assets                                               92       (32)     (459)
       Accretion of net premium/discount on investments              (828)     (710)     (760)
       Capitalized interest                                           (71)      (59)      (82)
       Provision for deferred income taxes                           (951)     (111)      533
   Changes in operating assets and liabilities:
       Accrued investment income                                        4       (13)       32
       Amounts due to/from related parties                           (236)       62       473
       Reinsurance assets                                              93       (49)       58
       Deferred policy acquisition costs                             (805)     (983)     (875)
       Current income tax receivable/payable                        1,201       448       200
       Future policy benefits and other policyholder funds            932     1,193       675
       Other, net                                                    (223)     (220)       64
                                                                 --------  --------  --------
   Total adjustments                                                1,194     1,391     1,373
                                                                 --------  --------  --------
Net cash provided by operating activities                           2,105     2,651     3,391
                                                                 ========  ========  ========
Cash flows from investing activities:
Proceeds from (payments for)
   Sales or distribution of:
       Available-for-sale investments                               8,353     7,514     5,852
       Other investments, excluding short-term investments          2,796     2,670     1,310
       Divested businesses, net                                       238        --        --
   Redemption and maturities of fixed maturity securities
     available for sale                                             8,831     7,837     7,833
   Principal payments received on sales and maturities of
     mortgage and other loans receivable                            2,892     2,094     1,747
   Redemption and maturities of other investments,
     excluding short-term investments                                 230       196       178
   Purchases of:
       Available-for-sale investments                             (19,834)  (17,431)  (13,290)
       Mortgage and other loans receivable                         (5,100)   (4,932)   (3,572)
       Other investments, excluding short-term investments           (607)   (2,442)     (930)
   Net change in restricted cash                                        3       392      (213)
   Net change in short-term investments                            (1,497)     (469)    2,515
   Other, net                                                      (1,075)     (179)       46
                                                                 --------  --------  --------
Net cash provided by (used in) investing activities                (4,770)   (4,750)    1,476
                                                                 ========  ========  ========
Cash flows from financing activities:
   Policyholder contract deposits                                  10,529    10,208     9,524
   Policyholder contract withdrawals                               (7,478)   (7,112)   (7,006)
   Net exchanges to/from separate accounts                           (870)   (1,239)   (1,525)
   Change in repurchase agreements                                     18       281       225
   Repayment of notes payable                                        (286)     (221)       --
   Issuance of notes payable                                          603       100       494
   Change in securities lending payable                             1,180       962    (2,514)
   Change in cash overdrafts                                           45        --        --
   Dividends and return of capital paid to Parent Company,
     net of cash contributions                                     (1,220)     (824)   (4,017)
   Other, net                                                          --        (2)       21
                                                                 --------  --------  --------
Net cash provided by (used in) financing activities                 2,521     2,153    (4,798)
                                                                 ========  ========  ========
Net increase (decrease) in cash                                      (144)       54        69
Cash at beginning of year                                             317       263       194
                                                                 --------  --------  --------
Cash at end of year                                              $    173  $    317  $    263
                                                                 ========  ========  ========
Supplementary Disclosure of Consolidated Cash Flow
  Information
Cash paid during the period for:
   Interest                                                      $      7  $      9  $      7
   Taxes                                                               42        91       194
Non-cash investing/financing activities:
   Sales inducements credited to policyholder contract
     deposits                                                          12        13        20
   Non-cash dividends                                               2,156       237     2,238
   Settlement of non-cash dividends payable                            --     1,292        --
   Non-cash contributions from Parent                                  12        32        58
                                                                 ========  ========  ========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. BASIS OF PRESENTATION

American General Life Insurance Company, including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "AGL," "the Company," "we," "us" or "our" mean American General Life Insurance Company and its consolidated entities, and the term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

We are a leading provider of individual term and universal life insurance solutions to middle-income and high net worth customers, as well as a leading provider of fixed and variable annuities. Our primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, structured settlements, corporate and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts (GICs) and funding agreements, stable value wrap products and group benefits. We distribute our products through independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants, and direct-to-consumer through AIG Direct. We also provide support services to certain affiliated insurance companies through our subsidiaries, AIG Enterprise Services LLC (AIGES) and SunAmerica Asset Management LLC (SAAMCo).

SAAMCo and its wholly owned distributor, AIG Capital Services, Inc. (AIGCS), and its wholly owned servicing agent, SunAmerica Fund Services, Inc. (SFS), represent our asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds and variable subaccounts offered within our variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

In May 2016, we sold AIG Advisor Group, our network of independent broker-dealers, to investment funds affiliated with Lightyear Capital LLC and PSP Investments. Our consolidated Balance Sheet at December 31, 2015 reflected the assets and liabilities of AIG Advisor Group, which included $69 million of receivables, $286 million of other assets, $56 million of cash, $45 million of invested assets, $17 million of deferred income tax assets and $104 million of other liabilities. Our consolidated Statements of Income included total revenues and expenses of AIG Advisor Group of $477 million and $193 million, respectively, in 2016 and total revenues and expenses of $1.4 billion and $1.3 billion, respectively, in both 2015 and 2014.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States
(GAAP). All significant intercompany accounts and transactions have been eliminated. Certain prior period items have been reclassified to conform to the current period's presentation.

The consolidated financial statements include the accounts of the Company, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting rights and voting interests), and variable interest entities (VIEs) of which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over the operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

..   income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset;

..   reinsurance assets;

..   valuation of future policy benefit liabilities and timing and extent of loss recognition;

..   valuation of liabilities for guaranteed benefit features of variable annuity products;

..   estimated gross profits (EGP) to value deferred policy acquisition costs
    (DAC) for investment-oriented products;

..   impairment charges, including other-than-temporary impairments on available-for-sale securities and impairment on other invested assets;

..   liability for legal contingencies; and

..   fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our consolidated financial condition, results of operations and cash flows could be materially affected.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Consolidated Financial Statements, with a reference to the Note where a detailed description can be found:

Note 3.  Fair Value Measurements
             .  Short-term investments
Note 4.  Investments
             .  Fixed maturity and equity
                securities
             .  Other invested assets
             .  Net investment income
             .  Net realized capital gains
                (losses)
             .  Other-than-temporary
                impairments
Note 5.  Lending Activities
             .  Mortgage and other loans
                receivable - net of allowance
Note 6.  Reinsurance
             .  Reinsurance assets, net of
                allowance
Note 7.  Derivatives and Hedge Accounting
             .  Derivative assets and
                liabilities, at fair value
Note 8.  Deferred Policy Acquisition Costs and
         Deferred Sales Inducements
             .  Deferred policy acquisition
                costs
             .  Amortization of deferred
                policy acquisition costs
             .  Deferred sales inducements

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AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Note 9.   Variable Interest Entities
Note 10.  Insurance Liabilities
              .  Future policy benefits
              .  Policyholder contract deposits
              .  Other policyholder funds
Note 11.  Variable Life and Annuity Contracts
Note 12.  Debt
              .  Long-term debt
Note 13.  Commitments and Contingencies
              .  Legal contingencies
Note 17.  Income Taxes

Other significant accounting policies

Premiums for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in policyholder benefits in the Consolidated Statements of Income.

Premiums on accident and health policies are earned primarily on a pro rata basis over the term of the related coverage. The reserves for unearned premiums include the portion of premiums written relating to the unexpired terms of coverage.

Reinsurance premiums ceded are recognized as a reduction in revenues over the period the reinsurance coverage is provided in proportion to the risks to which the premiums relate.

Policy fees represent fees recognized from universal life and investment-type products consisting of policy charges for the cost of insurance or mortality and expense charges, policy administration charges, surrender charges and amortization of unearned revenue reserves. Policy fees are recognized as revenues in the period in which they are assessed against policyholders, unless the fees are designed to compensate us for services to be provided in the future. Fees deferred as unearned revenue are amortized in relation to the incidence of EGP to be realized over the estimated lives of the contracts, similar to DAC.

Other income primarily includes advisory fees and commissions from the broker dealer business, ceded commission and expense allowances and income from legal settlements.

Cash represents cash on hand and non-interest bearing demand deposits.

Short-term investments consist of interest-bearing cash equivalents, time deposits, securities purchased under agreements to resell, and investments, such as commercial paper, with original maturities within one year from the date of purchase.

Premiums and other receivables - net of allowance include premium balances receivable, amounts due from agents and brokers and policyholders, and other receivables.

Other assets consist of prepaid expenses, deposits, other deferred charges, real estate, other fixed assets, capitalized software costs, deferred sales inducements, restricted cash and freestanding derivative assets.

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds. For a more detailed discussion of separate accounts, see Note 11.

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AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Other liabilities include other funds on deposit, other payables, securities sold under agreements to repurchase and freestanding derivative liabilities.

Accounting Standards Adopted During 2016

Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity

In August 2014, the Financial Accounting Standards Board (FASB) issued an accounting standard that allows a reporting entity to measure the financial assets and financial liabilities of a qualifying consolidated collateralized financing entity using the fair value of either its financial assets or financial liabilities, whichever is more observable.

We adopted the standard retrospectively on its required effective date of January 1, 2016. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Amendments to the Consolidation Analysis

In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities
(VIEs) or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

We adopted the standard prospectively on its required effective date of January 1, 2016. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Simplifying the Presentation of Debt Issuance Costs

In April 2015, the FASB issued an accounting standard that amends the guidance for debt issuance costs by requiring such costs to be presented as a deduction to the corresponding debt liability, rather than as an asset, and for the amortization of such costs to be reported as interest expense. The amendments are intended to simplify the presentation of debt issuance costs and make it consistent with the presentation of debt discounts or premiums. The amendments, however, do not change the recognition and measurement guidance applicable to debt issuance costs.

We adopted the standard retrospectively on its required effective date of January 1, 2016. Because the new standard did not affect accounting recognition or measurement of debt issuance costs, the adoption of the standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)

In May 2015, the FASB amended the standard on fair value disclosures for investments for which fair value is measured using the net asset value (NAV) per share (or its equivalent) as a practical expedient. The amendments in this update remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. In addition, the amendment removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share as a practical expedient.

We adopted the standard retrospectively on its required effective date of January 1, 2016. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

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AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Disclosures of Uncertainties about an Entity's Ability to Continue as a Going Concern

In August 2014, the FASB issued an accounting standard that requires management to evaluate and disclose if there are conditions or events that raise substantial doubt about an entity's ability to continue as a going concern even if the entity's liquidation is not imminent. In those situations, financial statements should continue to be prepared under the going concern basis of accounting, but this new standard requires an evaluation to determine whether to disclose information about the relevant conditions and events. Currently under U.S. GAAP there is no guidance about management's responsibility under this standard. U.S. auditing standards and federal securities law require that an auditor evaluate whether there is substantial doubt about an entity's ability to continue as a going concern for a reasonable period of time not to exceed one year beyond the date of the financial statements being audited.

We adopted the standard on its required effective date of December 31, 2016. The adoption of this standard did not have an effect on our consolidated financial condition, results of operations or cash flows.

Future Application of Accounting Standards

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and certain other agreements that are governed under other GAAP guidance, but could affect the revenue recognition for certain of our other activities.

The standard is effective on January 1, 2018 and may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. Early adoption is permitted as of January 1, 2017, including interim periods. We are currently evaluating the impact to our revenue sources that are in scope of the standard. However, as the majority of our revenue sources are not in scope of the standard, we do not expect the adoption of the standard to have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued an accounting standard that will require equity investments that do not follow the equity method of accounting or are not subject to consolidation to be measured at fair value with changes in fair value recognized in earnings, while financial liabilities for which fair value option accounting has been elected, changes in fair value due to instrument-specific credit risk will be presented separately in other comprehensive income. The standard allows the election to record equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes with changes in the carrying value of the equity investments recorded in earnings. The standard also updates certain fair value disclosure requirements for financial instruments carried at amortized cost.

The standard is effective on January 1, 2018, with early adoption of certain provisions permitted. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows.

Leases

In February 2016, the FASB issued an accounting standard that will require lessees with lease terms of more than 12 months to recognize a right of use asset and a corresponding lease liability on their balance sheets. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating leases or finance leases.

The standard is effective on January 1, 2019, with early adoption permitted using a modified retrospective approach. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows. We are currently quantifying the expected gross up of our balance sheet for a right to use asset and a lease liability as required by the standard.

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AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Derivative Contract Novations

In March 2016, the FASB issued an accounting standard that clarifies that a change in the counterparty (novation) to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require de-designation of that hedging relationship provided that all other hedge accounting criteria continue to be met.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the adoption of the standard will have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Contingent Put and Call Options in Debt Instruments

In March 2016, the FASB issued an accounting standard that clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. The standard requires an evaluation of embedded call (put) options solely on a four-step decision sequence that requires an entity to consider whether (1) the amount paid upon settlement is adjusted based on changes in an index, (2) the amount paid upon settlement is indexed to an underlying other than interest rates or credit risk, (3) the debt involves a substantial premium or discount and (4) the put or call option is contingently exercisable.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the adoption of the standard will have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Simplifying the Transition to the Equity Method of Accounting

In March 2016, the FASB issued an accounting standard that eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods during which the investment had been held.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the adoption of the standard will have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Financial Instruments - Credit Losses

In June 2016, the FASB issued an accounting standard that will change how entities account for credit losses for most financial assets. The standard will replace the existing incurred loss impairment model with a new "current expected credit loss model" and will apply to financial assets subject to credit losses, those measured at amortized cost and certain off-balance sheet credit exposures. The impairment for available-for-sale debt securities will be measured in a similar manner, except that losses will be recognized as allowances rather than reductions in the amortized cost of the securities. The standard will also require additional information to be disclosed in the footnotes.

The standard is effective on January 1, 2020, with early adoption permitted on January 1, 2019. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows, but we expect an increase in our allowances for credit losses. The amount of the increase will be impacted by our portfolio composition and quality at the adoption date as well as economic conditions and forecasts at that time.

Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB issued an accounting standard that addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments provide clarity on the treatment of eight specifically defined types of cash inflows and outflows. The standard is effective on January 1, 2018, with early adoption permitted as long as all amendments are included in the same period.

The standard addresses presentation in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition or results of operations.

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AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Intra-Entity Transfers of Assets Other than Inventory

In October 2016, the FASB issued an accounting standard that will require an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs, rather than when the asset is sold to a third party.

The standard is effective on January 1, 2018, with early adoption permitted. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows.

Interest Held through Related Parties that are under Common Control

In October 2016, the FASB issued an accounting standard that amends the consolidation analysis for a reporting entity that is the single decision maker of a VIE. The new guidance will require the decision maker's evaluation of its interests held through related parties that are under common control on a proportionate basis (rather than in their entirety) when determining whether it is the primary beneficiary of that VIE. The amendment does not change the characteristics of a primary beneficiary.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the impact of the standard to have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Restricted Cash

In November 2016, the FASB issued an accounting standard that provides guidance on the presentation of restricted cash in the Statement of Cash Flows. Entities will be required to explain the changes during a reporting period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents in the statement of cash flows.

The standard is effective on January 1, 2018, with early adoption permitted. The standard addresses presentation of restricted cash in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition or results of operations.

Clarifying the Definition of a Business

In January 2017, the FASB issued an accounting standard that changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. The new standard will require an entity to evaluate if substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar assets; if so, the set of transferred assets and activities is not a business. At a minimum, a set must include an input and a substantive process that together significantly contribute to the ability to create output.

The standard is effective on January 1, 2018, with early adoption permitted. We are assessing the impact of early-adopting the standard on our reported consolidated financial condition, results of operations and cash flows. Because the standard requires prospective adoption, the impact is dependent on future acquisitions and dispositions.

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

We carry certain of our financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

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AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Consolidated Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Valuation Methodologies of Financial Instruments Measured at Fair Value

Incorporation of Credit Risk in Fair Value Measurements

Our Own Credit Risk. Fair value measurements for certain derivative liabilities incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap (CDS) or cash bond spreads. We calculate the effect of credit spread changes using discounted cash flow techniques that incorporate current market interest rates. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with us, as well as collateral we post with the counterparty at the balance sheet date. For a description of how we incorporate our own credit risk in the valuation of embedded derivatives related to certain annuity and life insurance products, see Embedded Derivatives within Policyholder Contract Deposits, below.

Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration

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AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

For fair values measured based on internal models, the cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Interbank Offered Rate (LIBOR) curve to derive our discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, we believe this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments, based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation service providers are reviewed and understood by management, through periodic discussion with and information provided by the independent third-party valuation service providers. In addition, as discussed further below, control processes are applied to the fair values received from independent third-party valuation service providers to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of market-accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions for comparable securities, benchmark yields, interest rate yield curves, credit spreads, prepayment rates, default rates, recovery assumptions, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from independent third-party valuation service providers are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from independent third-party valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the independent third-party valuation service providers for resolution. To assess the degree of pricing consensus among various valuation service providers for specific asset types, we conduct comparisons of prices received from available sources. We use these comparisons to establish a hierarchy for the fair values received from independent third-party valuation service providers to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

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AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


When our independent third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing market accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies and defaults, loss severity assumptions, prepayments, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from independent third-party valuation service providers, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations reflect illiquidity and non-transferability, based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage backed securities (RMBS), commercial mortgage backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchange or dealer markets.

Mortgage and Other Loans Receivable

We estimate the fair value of mortgage and other loans receivable that are measured at fair value by using dealer quotations, discounted cash flow analyses and/or internal valuation models. The determination of fair value considers inputs such as interest rate, maturity, the borrower's creditworthiness, collateral, subordination, guarantees, past-due status, yield curves, credit curves, prepayment rates, market pricing for comparable loans and other relevant factors.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

Short-term Investments

For short-term investments that are measured at amortized cost, the carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk. Securities purchased under agreements to resell (reverse repurchase agreements) are generally treated as collateralized receivables. We report certain receivables arising from securities purchased under agreements to resell as Short-term investments in the Consolidated Balance Sheets. When these receivables are measured at fair value, we use market-observable interest rates to determine fair value.

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AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives such as futures and options using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Derivatives within Policyholder Contract Deposits

Certain variable annuity and equity-indexed annuity and life contracts contain embedded derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within Policyholder contract deposits. We have concluded these contracts contain either (i) a written option that guarantees a minimum accumulation value at maturity, (ii) a written option that guarantees annual withdrawals regardless of underlying market performance for a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives and must be bifurcated.

The fair value of embedded derivatives contained in certain variable annuity and equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These discounted cash flow projections primarily include benefits and related fees assessed, when applicable. In some instances, the projected cash flows from fees may exceed projected cash flows related to benefit payments and therefore, at a point in time, the carrying value of the embedded derivative may be in a net asset position. The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant's estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

Because of the dynamic and complex nature of the projected cash flows with respect to embedded derivatives in our variable annuity contracts, risk neutral valuations are used, which are calibrated to observable interest rate and equity option prices. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, credit spreads, correlations of certain market variables, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded derivatives, and related fees are classified in net realized capital gains (losses) as earned, consistent with other changes in the fair value of these embedded policy

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

derivatives. Any portion of the fees not attributed to the embedded derivatives are excluded from the fair value measurement and classified in policy fees as earned.

With respect to embedded derivatives in our equity-indexed annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and our ability to adjust the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions.

Projected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. We also incorporate our own risk of non-performance in the valuation of the embedded derivatives associated with variable annuity and equity-indexed annuity and life contracts. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to discount projected benefit cash flows in the valuation of these embedded derivatives. The non-performance risk adjustment is calculated by constructing forward rates based on a weighted average of observable corporate credit indices to approximate our claims-paying ability rating.

Notes Payable

Certain VIEs that we consolidate have each elected the fair value option for certain tranches of their structured securities, which are included in notes payable - to affiliates. The fair value of the structured securities is determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows are discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads are adjusted to include a spread premium to compensate for the complexity and perceived illiquidity of the structured securities. The spread premiums were derived on the respective issuance dates of the structured securities, with reference to the issuance spread on tranches of structured securities issued by the same entities that were purchased by independent, non-affiliated third parties.

Other Liabilities

Other liabilities measured at fair value include certain securities sold under agreements to repurchase and certain securities sold but not yet purchased. Liabilities arising from securities sold under agreements to repurchase are generally treated as collateralized borrowings. We estimate the fair value of liabilities arising under these agreements by using market-observable interest rates. This methodology considers such factors as the coupon rate, yield curves and other relevant factors. Fair values for securities sold but not yet purchased are based on current market prices.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis, and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2016                                                                Counterparty    Cash
(in millions)                                            Level 1 Level 2 Level 3   Netting*   Collateral   Total
-----------------                                        ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities     $    -- $   335 $    --    $  --       $  --    $    335
   Obligations of states, municipalities and political
     subdivisions                                             --   2,474     995       --          --       3,469
   Non-U.S. governments                                       --   2,619      --       --          --       2,619
   Corporate debt                                             --  67,419     546       --          --      67,965
   RMBS                                                       --   7,187   7,027       --          --      14,214
   CMBS                                                       --   4,288     793       --          --       5,081
   CDO/ABS                                                    --   2,116   5,068       --          --       7,184
                                                         ------- ------- -------    -----       -----    --------
Total bonds available for sale                                --  86,438  14,429       --          --     100,867
                                                         ------- ------- -------    -----       -----    --------
Other bond securities:
   Non-U.S. governments                                       --      41      --       --          --          41
   Corporate debt                                             --   1,421      --       --          --       1,421
   RMBS                                                       --      33     324       --          --         357
   CMBS                                                       --     164      17       --          --         181
   CDO/ABS                                                    --      22   1,025       --          --       1,047
                                                         ------- ------- -------    -----       -----    --------
Total other bond securities                                   --   1,681   1,366       --          --       3,047
                                                         ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                3      --      --       --          --           3
   Preferred stock                                            11      --      --       --          --          11
   Mutual funds                                                1      --      --       --          --           1
                                                         ------- ------- -------    -----       -----    --------
Total equity securities available for sale                    15      --      --       --          --          15
                                                         ------- ------- -------    -----       -----    --------
Other common and preferred stock                               4      --      --       --          --           4
Other invested assets/(a)/                                    --      --      28       --          --          28
Short-term investments                                       656   2,466      --       --          --       3,122
Other assets - Investment in AIG                               7      --      --       --          --           7
Derivative assets:
   Interest rate contracts                                    --     517      --       --          --         517
   Foreign exchange contracts                                 --     601      --       --          --         601
   Equity contracts                                          167      41      55       --          --         263
   Other contracts                                            --      --      14       --          --          14
   Counterparty netting and cash collateral                   --      --      --     (762)        (46)       (808)
                                                         ------- ------- -------    -----       -----    --------
Total derivative assets                                      167   1,159      69     (762)        (46)        587
                                                         ------- ------- -------    -----       -----    --------
Separate account assets                                   42,152   2,022      --       --          --      44,174
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $43,001 $93,766 $15,892    $(762)      $ (46)   $151,851
                                                         ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits                           $    -- $    95 $ 2,648    $  --       $  --    $  2,743
Notes payable - to affiliates                                 --      --     568       --          --         568
Derivative liabilities:
   Interest rate contracts                                    --   1,547      --       --          --       1,547
   Foreign exchange contracts                                 --     333      --       --          --         333
   Equity contracts                                           12      --      --       --          --          12
   Other contracts                                            --      --       5       --          --           5
   Counterparty netting and cash collateral                   --      --      --     (762)       (852)     (1,614)
                                                         ------- ------- -------    -----       -----    --------
Total derivative liabilities                                  12   1,880       5     (762)       (852)        283
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $    12 $ 1,975 $ 3,221    $(762)      $(852)   $  3,594
                                                         ======= ======= =======    =====       =====    ========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2015                                                                Counterparty    Cash
(in millions)                                            Level 1 Level 2 Level 3   Netting*   Collateral   Total
-----------------                                        ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities     $    -- $   376 $    --    $  --       $  --    $    376
   Obligations of states, municipalities and political
     subdivisions                                             --   2,320     993       --          --       3,313
   Non-U.S. governments                                       --   2,637      --       --          --       2,637
   Corporate debt                                             --  66,236     733       --          --      66,969
   RMBS                                                       --   7,439   7,233       --          --      14,672
   CMBS                                                       --   3,704   1,194       --          --       4,898
   CDO/ABS                                                    --   2,070   4,151       --          --       6,221
                                                         ------- ------- -------    -----       -----    --------
Total bonds available for sale                                --  84,782  14,304       --          --      99,086
                                                         ------- ------- -------    -----       -----    --------
Other bond securities:
   Non-U.S. governments                                       --      39      --       --          --          39
   Corporate debt                                             --   1,375      --       --          --       1,375
   RMBS                                                       --     134     727       --          --         861
   CMBS                                                       --     133      60       --          --         193
   CDO/ABS                                                    --      31   1,046       --          --       1,077
                                                         ------- ------- -------    -----       -----    --------
Total other bond securities                                   --   1,712   1,833       --          --       3,545
                                                         ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                3      --      --       --          --           3
   Preferred stock                                            15      --      --       --          --          15
                                                         ------- ------- -------    -----       -----    --------
Total equity securities available for sale                    18      --      --       --          --          18
                                                         ------- ------- -------    -----       -----    --------
Other invested assets/(a)/                                     2      --      30       --          --          32
Short-term investments                                       503   1,122      --       --          --       1,625
Other assets - Investment in AIG                               7      --      --       --          --           7
Derivative assets:
   Interest rate contracts                                    --     908      --       --          --         908
   Foreign exchange contracts                                 --     418      --       --          --         418
   Equity contracts                                           50      24      53       --          --         127
   Other contracts                                            --      --      13       --          --          13
   Counterparty netting and cash collateral                   --      --      --     (273)       (298)       (571)
                                                         ------- ------- -------    -----       -----    --------
Total derivative assets                                       50   1,350      66     (273)       (298)        895
                                                         ------- ------- -------    -----       -----    --------
Separate account assets                                   39,773   2,121      --       --          --      41,894
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $40,353 $91,087 $16,233    $(273)      $(298)   $147,102
                                                         ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits                           $    -- $   109 $ 1,995    $  --       $  --    $  2,104
Notes payable - to affiliates                                 --      --     474       --          --         474
Derivative liabilities:
   Interest rate contracts                                    --     267      --       --          --         267
   Foreign exchange contracts                                 --     397      --       --          --         397
   Other contracts                                            --      --       8       --          --           8
   Counterparty netting and cash collateral                   --      --      --     (273)        (36)       (309)
                                                         ------- ------- -------    -----       -----    --------
Total derivative liabilities                                  --     664       8     (273)        (36)        363
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $    -- $   773 $ 2,477    $(273)      $ (36)   $  2,941
                                                         ======= ======= =======    =====       =====    ========

(a)Excludes investments that are measured at fair value using the NAV per share (or its equivalent), which totaled $1,481 million and $2,652 million as of December 31, 2016 and December 31, 2015, respectively.

* Represents netting of derivative exposures covered by qualifying master netting agreements.

Transfers of Level 1 and Level 2 Assets and Liabilities

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. In 2016, we had no significant transfers from Level 2 to Level 1 and transferred $1 million of securities issued by the U.S. government and government-sponsored entities from Level 1 to Level 2. We had no significant transfers between Level 1 and Level 2 during 2015.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during the years ended December 31, 2016 and 2015 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets and liabilities in the Consolidated Balance Sheets at December 31, 2016 and 2015:

                                                   Net                                                               Changes in
                                                Realized                                                             Unrealized
                                                   and                    Purchases,                               Gains (Losses)
                                               Unrealized                   Sales,                                  Included in
                                                  Gains                   Issuances                         Fair     Income on
                                    Fair Value  (Losses)       Other         and        Gross     Gross    Value    Instruments
                                    Beginning  Included in Comprehensive Settlements, Transfers Transfers  End of  Held at End of
(in millions)                        of Year     Income    Income (Loss)     Net         In        Out      Year        Year
-------------                       ---------- ----------- ------------- ------------ --------- --------- -------  --------------
December 31, 2016
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and political
     subdivisions                    $   993      $  (1)       $  21        $ 101       $ --     $  (119) $   995       $ --
   Corporate debt                        733         (7)         (10)         (56)       337        (451)     546         --
   RMBS                                7,233        398           55         (662)        19         (16)   7,027         --
   CMBS                                1,194         58          (84)          (1)        14        (388)     793         --
   CDO/ABS                             4,151         96          (55)         870         11          (5)   5,068         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total bonds available for sale        14,304        544          (73)         252        381        (979)  14,429         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Other bond securities:
   U.S government and government
   Obligations of states,
     municipalities
   RMBS                                  727         35           --         (439)         1          --      324         (3)
   CMBS                                   60         --           --           (4)         7         (46)      17         (1)
   CDO/ABS                             1,046         46           --          (67)        --          --    1,025         17
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total other bond securities            1,833         81           --         (510)         8         (46)   1,366         13
                                     -------      -----        -----        -----       ----     -------  -------       ----
Equity securities available for
  sale:
Other invested assets                     30         (2)          (6)          15         --          (9)      28         (2)
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total                                $16,167      $ 623        $ (79)       $(243)      $389     $(1,034) $15,823       $ 11
                                     =======      =====        =====        =====       ====     =======  =======       ====
Liabilities:
Policyholder contract deposits       $(1,995)     $(415)       $  --        $(238)      $ --     $    --  $(2,648)      $ --
Notes payable - to affiliates           (474)      (108)          --           14         --          --     (568)        --
Derivatives assets, net*
   Equity contracts                       53          7           --           (5)        --          --       55         60
   Other contracts                         5         71           --          (67)        --          --        9         76
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total derivatives assets, net*            58         78           --          (72)        --          --       64        136
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total                                $(2,411)     $(445)       $  --        $(296)      $ --     $    --  $(3,152)      $136
                                     =======      =====        =====        =====       ====     =======  =======       ====
December 31, 2015
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and political
     subdivisions                    $   951      $  (1)       $ (78)       $ 191       $ --     $   (70) $   993       $ --
   Corporate debt                        959         10          (59)         (94)       735        (818)     733         --
   RMBS                                7,240        443         (206)        (244)        --          --    7,233         --
   CMBS                                1,294         68          (79)          45         --        (134)   1,194         --
   CDO/ABS                             3,575         84          (82)         593          7         (26)   4,151         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total bonds available for sale        14,019        604         (504)         491        742      (1,048)  14,304         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Other bond securities:
   RMBS                                  275         20           --          432         --          --      727         10
   CMBS                                   48         (1)          --            9          4          --       60         (1)
   CDO/ABS                             1,231        (24)          --         (161)        --          --    1,046        (55)
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total other bond securities            1,554         (5)          --          280          4          --    1,833        (46)
                                     -------      -----        -----        -----       ----     -------  -------       ----
   Common stock                            1         --           --           (1)        --          --       --         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total equity securities available
  for sale                                 1         --           --           (1)        --          --       --         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Other invested assets                     84         (5)         (52)           3         --          --       30         --
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total                                $15,658      $ 594        $(556)       $ 773       $746     $(1,048) $16,167       $(46)
                                     =======      =====        =====        =====       ====     =======  =======       ====
Liabilities:
Policyholder contract deposits       $(1,226)     $(336)       $  --        $(433)      $ --     $    --  $(1,995)      $ --
Notes payable - to affiliates           (514)        18           --           22         --          --     (474)        --
Derivatives assets, net*
   Equity contracts                       51         (5)          --            7         --          --       53          6
   Other contracts                         6         68           --          (69)        --          --        5         11
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total derivatives assets, net*            57         63           --          (62)        --          --       58         17
                                     -------      -----        -----        -----       ----     -------  -------       ----
Total                                $(1,683)     $(255)       $  --        $(473)      $ --     $    --  $(2,411)      $ 17
                                     =======      =====        =====        =====       ====     =======  =======       ====

* Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above were reported in the Consolidated Statements of Income as follows:

                                               Net     Net Realized
                                     Policy Investment Capital Gains
 (in millions)                        Fees    Income     (Losses)        Total
 -------------                       ------ ---------- -------------     -----
 December 31, 2016
    Bonds available for sale          $--     $ 638        $ (94)    $   $ 544
    Other bond securities              --        76            5            81
    Other invested assets              --        (2)          --            (2)
    Policyholder contract deposits     --        --         (415)         (415)
    Notes payable - to affiliates      --      (108)          --          (108)
    Derivative assets, net             71        --            7            78
                                      ---     -----        -----         -----
 December 31, 2015
    Bonds available for sale          $--     $ 620        $ (16)    $   $ 604
    Other bond securities              --        (3)          (2)           (5)
    Other invested assets              --        (2)          (3)           (5)
    Policyholder contract deposits     --        --         (336)         (336)
    Notes payable - to affiliates      --        --           18            18
    Derivative assets, net             68        --           (5)           63
                                      ---     -----        -----         -----

The following table presents the gross components of purchases, sales, issues and settlements, net, shown above:

                                                                                                                  Purchases,
                                                                                                               Sales, Issuances
(in millions)                                                         Purchases Sales  Issuances Settlements and Settlements, Net
-------------                                                         --------- -----  --------- ----------- --------------------
December 31, 2016
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  105   $  --     $--      $    (4)         $ 101
   Corporate debt                                                          16     (24)     --          (48)           (56)
   RMBS                                                                   830      (9)     --       (1,483)          (662)
   CMBS                                                                    74     (25)     --          (50)            (1)
   CDO/ABS                                                              2,431    (372)     --       (1,189)           870
                                                                       ------   -----     ---      -------          -----
Total bonds available for sale                                          3,456    (430)     --       (2,774)           252
                                                                       ------   -----     ---      -------          -----
Other bond securities:
   U.S government and government
   Obligations of states, municipalities
   RMBS                                                                   141    (472)     --         (108)          (439)
   CMBS                                                                    32     (34)     --           (2)            (4)
   CDO/ABS                                                                 19      --      --          (86)           (67)
                                                                       ------   -----     ---      -------          -----
Total other bond securities                                               192    (506)     --         (196)          (510)
                                                                       ------   -----     ---      -------          -----
Equity securities available for sale:
Other invested assets                                                      15      --      --           --             15
                                                                       ------   -----     ---      -------          -----
Total assets                                                           $3,663   $(936)    $--      $(2,970)         $(243)
                                                                       ======   =====     ===      =======          =====
Liabilities:
Policyholder contract deposits                                         $   --   $(349)    $--      $   111          $(238)
Notes payable - to affiliates                                              --      --      --           14             14
Derivatives liabilities, net
   Equity contracts                                                         5      --      --          (10)            (5)
   Other contracts                                                        (12)     --      --          (55)           (67)
                                                                       ------   -----     ---      -------          -----
Total derivatives liabilities, net                                         (7)     --      --          (65)           (72)
                                                                       ------   -----     ---      -------          -----
Total liabilities                                                      $   (7)  $(349)    $--      $    60          $(296)
                                                                       ======   =====     ===      =======          =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                                  Purchases,
                                                                                                               Sales, Issuances
(in millions)                                                         Purchases Sales  Issuances Settlements and Settlements, Net
-------------                                                         --------- -----  --------- ----------- --------------------
December 31, 2015
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  191   $  --     $--      $    --          $ 191
   Corporate debt                                                          90      (3)     --         (181)           (94)
   RMBS                                                                 1,104    (128)     --       (1,220)          (244)
   CMBS                                                                    93     (22)     --          (26)            45
   CDO/ABS                                                              1,422     (50)     --         (779)           593
                                                                       ------   -----     ---      -------          -----
Total bonds available for sale                                          2,900    (203)     --       (2,206)           491
                                                                       ------   -----     ---      -------          -----
Other bond securities:
   RMBS                                                                   498      --      --          (66)           432
   CMBS                                                                    23      --      --          (14)             9
   CDO/ABS                                                                 --     (65)     --          (96)          (161)
                                                                       ------   -----     ---      -------          -----
Total other bond securities                                               521     (65)     --         (176)           280
                                                                       ------   -----     ---      -------          -----
   Common stock                                                            --      --      --           (1)            (1)
                                                                       ------   -----     ---      -------          -----
Total equity securities available for sale                                 --      --      --           (1)            (1)
                                                                       ------   -----     ---      -------          -----
Other invested assets                                                      13      --      --          (10)             3
                                                                       ------   -----     ---      -------          -----
Total assets                                                           $3,434   $(268)    $--      $(2,393)         $ 773
                                                                       ======   =====     ===      =======          =====
Liabilities:
Policyholder contract deposits                                         $   --   $(439)    $--      $     6          $(433)
Notes payable - to affiliates                                              --      --      --           22             22
Derivatives liabilities, net
   Equity contracts                                                        19      --      --          (12)             7
   Other contracts                                                         --      --      --          (69)           (69)
                                                                       ------   -----     ---      -------          -----
Total derivatives liabilities, net                                         19      --      --          (81)           (62)
                                                                       ------   -----     ---      -------          -----
Total liabilities                                                      $   19   $(439)    $--      $   (53)         $(473)
                                                                       ======   =====     ===      =======          =====

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2016 and 2015 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excludes $68 million of net losses related to assets transferred into Level 3 in 2016 and includes $73 million of net losses related to assets transferred out of Level 3 in 2016. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excluded $5 million of net losses related to assets transferred into Level 3 in 2015 and included $14 million of net losses related to assets transferred out of Level 3 in 2015.

Transfers of Level 3 Assets

During the years ended December 31, 2016 and 2015, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, and CDO/ABS. Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity. The transfers of investments in RMBS, CMBS and CDO and certain ABS into Level 3 assets were due to decreases in market transparency and liquidity for individual security types.

During the years ended December 31, 2016 and 2015, transfers out of Level 3 assets primarily included private placement and other corporate debt, CMBS, CDO/ABS, RMBS and certain investments in municipal securities. Transfers of certain investments in municipal securities, corporate debt, RMBS, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of certain investments in private placement corporate debt and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market.

Transfers of Level 3 Liabilities

There were no significant transfers of derivative or other liabilities into or out of Level 3 for the years ended December 31, 2016 and 2015.

Quantitative Information about Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                              Fair Value at
                              December 31,
(in millions)                     2016      Valuation Technique   Unobservable Input/(b)/   Range (Weighted Average)
-------------                 ------------- -------------------- -------------------------- ------------------------
Assets:
Obligations of states,
  municipalities and
  political subdivisions         $  770     Discounted cash flow                     Yield     3.42% - 7.22% (5.32%)

Corporate debt                      323     Discounted cash flow                     Yield     3.45% - 6.22% (4.83%)

RMBS/(a)/                         7,033     Discounted cash flow  Constant prepayment rate     1.52% - 9.44% (5.48%)
                                                                             Loss severity  49.23% - 81.13% (65.18%)
                                                                     Constant default rate     3.54% - 8.45% (5.99%)
                                                                                     Yield     3.46% - 6.05% (4.76%)

CMBS                                 20     Discounted cash flow                     Yield     1.85% - 3.03% (2.44%)

CDO/ABS/(a)/                      1,353     Discounted cash flow                     Yield     4.19% - 5.97% (5.08%)
--------------------------------------------------------------------------------------------------------------------
Liabilities:
Embedded derivatives
  within
   Policyholder contract
     deposits:
       GMWB                      $1,496     Discounted cash flow         Equity volatility           13.00% - 50.00%
                                                                           Base lapse rate            0.50% - 20.00%
                                                                        Dynamic lapse rate          30.00% - 170.00%
                                                                 Mortality multiplier/(c)/          42.00% - 161.00%
                                                                          Utilization rate                   100.00%
                                                                    Equity / interest-rate
                                                                               correlation           20.00% - 40.00%

       Index annuities              760     Discounted cash flow                Lapse rate            1.00% - 40.00%
                                                                 Mortality multiplier/(c)/         101.00% - 103.00%

       Indexed life                 374     Discounted cash flow           Base lapse rate            2.00% - 19.00%
                                                                            Mortality rate            0.00% - 40.00%
--------------------------------------------------------------------------------------------------------------------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                   Fair Value at
                                   December 31,
(in millions)                          2015      Valuation Technique   Unobservable Input/(b)/   Range (Weighted Average)
-------------                      ------------- -------------------- -------------------------- ------------------------
Assets:
Obligations of states,
  municipalities and
  political subdivisions              $  966     Discounted cash flow                     Yield     4.31% - 5.11% (4.71%)

Corporate debt                           355     Discounted cash flow                     Yield    4.23% - 11.00% (7.61%)

RMBS/(a)/                              7,664     Discounted cash flow  Constant prepayment rate     1.01% - 9.08% (5.04%)
                                                                                  Loss severity  49.30% - 79.54% (64.42%)
                                                                          Constant default rate     3.86% - 9.35% (6.60%)
                                                                                          Yield     3.44% - 6.06% (4.75%)

CMBS                                   1,136     Discounted cash flow                     Yield    0.78% - 10.56% (5.67%)

CDO/ABS/(a)/                           1,279     Discounted cash flow                     Yield     3.38% - 4.94% (4.16%)
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
Embedded derivatives within
   Policyholder contract
     deposits:

       GMWB                           $1,031     Discounted cash flow         Equity volatility           15.00% - 50.00%
                                                                                Base lapse rate            1.00% - 17.00%
                                                                             Dynamic lapse rate            0.20% - 25.50%
                                                                      Mortality multiplier/(d)/          82.52% - 104.27%
                                                                               Utilization rate            0.00% - 45.00%
                                                                           Equity/interest-rate
                                                                                    correlation           20.00% - 40.00%

       Index annuities                   624     Discounted cash flow                Lapse rate            0.75% - 66.00%
                                                                      Mortality multiplier/(d)/           50.00% - 75.00%

       Indexed life                      325     Discounted cash flow           Base lapse rate            2.00% - 19.00%
                                                                                 Mortality rate            0.00% - 40.00%
-------------------------------------------------------------------------------------------------------------------------

(a)Information received from third-party valuation service providers. The ranges of the unobservable inputs for constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us, because there are other factors relevant to the fair values of specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Represents discount rates, estimates and assumptions that we believe would be used by market participants when valuing these assets and liabilities.
(c)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table for Guaranteed Minimum Withdrawal Benefits (GMWB).
(d)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table for GMWB, and the 1975-1980 Modified Basic Table for index annuities.

The ranges of reported inputs for Obligations of states, municipalities and political subdivisions, Corporate debt, RMBS, CDO/ABS, and CMBS valued using a discounted cash flow technique consist of one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these Level 3 assets and liabilities.

Sensitivity to Changes in Unobservable Inputs

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following paragraphs provide a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Obligations of States, Municipalities and Political Subdivisions

The significant unobservable input used in the fair value measurement of certain investments in obligations of states, municipalities and political subdivisions is yield. In general, increases in the yield would decrease the fair value of investments in obligations of states, municipalities and political subdivisions.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the security. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS and CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates (CDR), and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Embedded derivatives within Policyholder contract deposits

Embedded derivatives reported within Policyholder contract deposits include guaranteed minimum withdrawal benefits (GMWB) within variable annuity products, and certain enhancements to interest crediting rates based on market indices within index annuities, indexed life and guaranteed investment contracts
(GICs). For any given contract, assumptions for unobservable inputs vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. The following unobservable inputs are used for valuing embedded derivatives measured at fair value:

..   Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available, with an emphasis on current expected market-based volatilities. Increases in assumed volatility will generally increase the fair value of both the projected cash flows from rider fees as well as the projected cash flows related to benefit payments. Therefore, the net change in the fair value of the liability may either decrease or increase, depending on the relative changes in projected rider fees and projected benefit payments.

..   Equity / interest rate correlation estimates the relationship between changes in equity returns and interest rates, based on current market conditions and expected views of market participants, in the economic scenario generator used to value our GMWB embedded derivatives. In general, a higher positive correlation assumes that equity markets and interest rates move in a more correlated fashion, which generally increases the fair value of the liability.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   Base lapse rate assumptions are determined by company experience and are adjusted at the contract level using a dynamic lapse function, which reduces the base lapse rate when the contract is in-the-money (when the contract holder's guaranteed value is worth more than their underlying account value). Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. Increases in assumed lapse rates will generally decrease the fair value of the liability, as fewer policyholders would persist to collect guaranteed withdrawal amounts, but in certain scenarios, increases in assumed lapse rates may increase the fair value of the liability.

..   Mortality rate assumptions, which vary by age and gender, are based on company experience and include a mortality improvement assumption. Increases in assumed mortality rates will decrease the fair value of the liability, while lower mortality rate assumptions will generally increase the fair value of the liability, because guaranteed payments will be made for a longer period of time.

..   Utilization assumptions estimate the timing when policyholders with a GMWB will elect to utilize their benefit and begin taking withdrawals. The assumptions may vary by the type of guarantee, tax-qualified status, the contract's withdrawal history and the age of the policyholder. Utilization assumptions are based on company experience, which includes partial withdrawal behavior. In 2016, we implemented a 100 percent utilization assumption which reflects an expectation that all policyholders who remain active in the contract (i.e., do not lapse or die) will utilize their GMWB guarantee by commencing systematic withdrawals under the terms of their contract. In 2015, we used as a utilization rate assumption representing the probability of first partial withdrawal, which varied by issue age and duration for different contract types. The impact of changes in utilization assumptions on the fair value of the liability may vary, depending on the expected timing as well as the overall rate of assumed utilization.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share to measure fair value.

                                                                         December 31, 2016           December 31, 2015
                                                                    --------------------------- ---------------------------
                                                                      Fair Value                  Fair Value
                                                                       Using Net                   Using Net
                                                                      Asset Value                 Asset Value
                                                                     Per Share (or   Unfunded    Per Share (or   Unfunded
(in millions)                    Investment Category Includes       its equivalent) Commitments its equivalent) Commitments
-------------               --------------------------------------- --------------- ----------- --------------- -----------
Investment Category
Private equity funds:
   Leveraged buyout         Debt and/or equity investments
                            made as part of a transaction in
                            which assets of mature companies
                            are acquired from the current
                            shareholders, typically with the use
                            of financial leverage                       $  325         $123         $  480         $117

   Real Estate /            Investments in real estate properties
   Infrastructure           and infrastructure positions,
                            including power plants and other
                            energy generating facilities                    55           20             56           27

   Venture capital          Early-stage, high-potential, growth
                            companies expected to generate a
                            return through an eventual
                            realization event, such as an initial
                            public offering or sale of the
                            company                                         31            3             33            8

   Distressed               Securities of companies that are in
                            default, under bankruptcy protection,
                            or troubled                                     10           17             44           20

   Other                    Includes multi-strategy, mezzanine,
                            and other strategies                            29           25             23           11
                                                                        ------         ----         ------         ----
Total private equity funds                                                 450          188            636          183
                                                                        ------         ----         ------         ----
Hedge funds:/*/
   Event-driven             Securities of companies undergoing
                            material structural changes,
                            including mergers, acquisitions and
                            other reorganizations                          338            8            367           --

   Long-short               Securities that the manager believes
                            are undervalued, with corresponding
                            short positions to hedge market risk           458           --          1,130           25

   Macro                    Investments that take long and short
                            positions in financial instruments
                            based on a top-down view of certain
                            economic and capital market
                            conditions                                      30           --             --           --

   Distressed               Securities of companies that are in
                            default, under bankruptcy protection
                            or troubled                                    127            8            392            8

   Emerging markets         Investments in the financial markets
                            of developing countries                         --           --             30           --

   Other                    Includes investments held in funds
                            that are less liquid, as well as other
                            strategies which allow for broader
                            allocation between public and
                            private investments                             77           13             97           --
                                                                        ------         ----         ------         ----
Total hedge funds                                                        1,030           29          2,016           33
                                                                        ------         ----         ------         ----
Total                                                                   $1,480         $217         $2,652         $216
                                                                        ======         ====         ======         ====

* Certain hedge funds for the year ended December 31, 2016 were reclassified into different strategies to better align with the investments in those funds.

Private equity fund investments included above are not redeemable, because distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above, which are carried at fair value, are generally redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Certain hedge fund investments have partial contractual redemption restrictions. These partial redemption restrictions are generally related to one or more investments held in the hedge funds that the fund manager deemed to be illiquid. The majority of these contractual restrictions, which may have been put in place at the fund's inception or thereafter, have pre-defined end dates. The majority of these restrictions are generally expected to be lifted by the end of 2017.

The following table presents information regarding the expected remaining lives of our investments in private equity funds, assuming average original expected lives of 10 years for the funds, and information regarding redemptions and contractual restrictions related to our hedge fund investments:

December 31,                                                                                  2016
------------                                                                                  ----
Percentage of private equity fund investments with remaining lives of:
   Three years or less                                                                         81%
   Between four and six years                                                                   6
   Between seven and 10 years                                                                  13
                                                                                              ---
       Total                                                                                  100%
                                                                                              ===
Percentage of hedge fund investments redeemable:
   Monthly                                                                                      7%
   Quarterly                                                                                   31
   Semi-annually                                                                               16
   Annually                                                                                    46
                                                                                              ---
       Total                                                                                  100%
                                                                                              ===
Percentage of hedge fund investments' fair value subject to contractual partial restrictions   90%
                                                                                              ===

Fair Value Option

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be carried at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives. Refer to Note 7 for additional information related to embedded derivatives.

Additionally, we elect the fair value option for certain alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves. Refer to Note 4 for additional information on securities and other invested assets for which we have elected the fair value option.

Certain VIEs, which are securitization vehicles that we consolidate, have elected the fair value option for a tranche of their structured securities, which are included in notes payable - to affiliates. Refer to Notes 9 and 18 for additional information on these VIEs.

The following table presents the difference between fair values and the aggregate contractual principal amounts of notes payable for which the fair value option was elected:

                                           December 31, 2016                 December 31, 2015
                                   --------------------------------  --------------------------------
                                              Outstanding                       Outstanding
                                               Principal                         Principal
(in millions)                      Fair Value   Amount    Difference Fair Value   Amount    Difference
-------------                      ---------- ----------- ---------- ---------- ----------- ----------
Liabilities:
   Notes payable - to affiliates      $568       $926       $(358)      $474       $939       $(465)

We assumed GIC liabilities, which are reported in policyholder contract deposits on the Consolidated Balance Sheets, from an affiliate, AIG Matched Funding Corp. (AIGMFC). AIGMFC had elected the fair value option for these GIC liabilities and we have maintained this election. The change in the value of each of the GIC liabilities is partially offset by a swap used to economically hedge the changes in the fair value of the GICs. See Note 18 for additional information on the GIC assumption and the related swaps.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the gains or losses recorded related to the eligible instruments for which we elected the fair value option:

                                                             Gain (Loss)
   Years Ended December 31,                               -----------------
   (in millions)                                           2016  2015  2014
   -------------                                          -----  ----  ----
   Assets:
      Other bond securities - certain hybrid securities   $ 232  $(19) $368
      Alternative investments/(a)/                           18    29   100
                                                          -----  ----  ----
   Liabilities:
      Policyholder contract deposits                         (1)   (1)   15
      Notes payable - to affiliates                        (122)    5   (17)
                                                          -----  ----  ----
   Total gain                                             $ 127  $ 14  $466
                                                          =====  ====  ====

(a)Includes certain hedge funds, private equity funds and other investment partnerships.

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Consolidated Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Consolidated Statements of Income. See Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Notes 4 and 5 herein for additional information about how we test various asset classes for impairment.

Impairments for other invested assets primarily relate to real estate investments acquired in foreclosure. Prior year impairments primarily relate to certain investments in affordable housing partnerships, the fair values of which are determined based on remaining tax credits and other residual benefits due from the respective partnerships. Residual benefits include consideration of the fair value of underlying real estate properties, which is determined based on market-appropriate capitalization rates applied to net operating income of the properties.

The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

                                   Assets at Fair Value      Impairment Charges
                               ----------------------------- ------------------
                                    Non-Recurring Basis       December 31,
                               ----------------------------- ------------------
    (in millions)              Level 1 Level 2 Level 3 Total 2016   2015  2014
    -------------              ------- ------- ------- ----- ----   ----  ----
    December 31, 2016
       Other invested assets     $--     $--    $  5   $  5   $2    $10    $2

    December 31, 2015
       Other invested assets     $--     $--    $308   $308

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

..   Mortgage and other loans receivable: Fair values of loans on real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. Fair values of residential mortgage loans are generally

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

   determined based on market prices, using market based adjustments for credit and servicing as appropriate. The fair values of policy loans are generally estimated based on unpaid principal amount as of each reporting date. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

..   Other invested assets: that are not measured at fair value represent our investments in Federal Home Loan Bank common stock. These investments are carried at amortized cost, which approximates fair value.

..   Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..   Policyholder contract deposits associated with investment-type contracts:
    Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

..   Notes Payable: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

The following table presents the carrying amounts and estimated fair values of our financial instruments not measured at fair value, and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

                                                 Estimated Fair Value
                                            ------------------------------- Carrying
(in millions)                               Level 1 Level 2 Level 3  Total   Value
-------------                               ------- ------- ------- ------- --------
December 31, 2016
Assets:
   Mortgage and other loans receivable       $ --    $ 59   $16,718 $16,777 $16,458
   Other invested assets                       --      31        --      31      31
   Short-term investments                      --     225        --     225     225
   Cash                                       173      --        --     173     173
Liabilities:
   Policyholder contract deposits/(a)/         --     382    63,895  64,277  61,160
   Note payable - to affiliates, net/(b)/      --      --       691     691     691
   Note payable - to third parties, net        --      --       219     219     220
                                             ----    ----   ------- ------- -------
December 31, 2015
Assets:
   Mortgage and other loans receivable       $ --    $ 79   $14,867 $14,946 $14,598
   Other invested assets                       --       8        --       8       8
   Short-term investments                      --     225        --     225     225
   Cash                                       317      --        --     317     317
Liabilities:
   Policyholder contract deposits/(a)/         --     290    61,644  61,934  59,122
   Note payable - to affiliates, net/(b)/      --      --       243     243     243
   Note payable - to third parties, net        --      --       405     405     406
                                             ----    ----   ------- ------- -------

(a)Excludes embedded policy derivatives which are carried at fair value on a recurring basis.
(b)Excludes notes for which the fair value option has been elected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available-for-sale or are measured at fair value at our election. None of our fixed maturity securities met the criteria for held-to-maturity classification at December 31, 2016 or 2015.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available-for-sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities measured at fair value at our election are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available-for-sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS and CDO/ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on an effective level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

Other Bond Securities and Other Common and Preferred Stock

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Consolidated Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income. See Note 3 for additional information on financial assets designated under the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Securities Available for Sale

The following table presents the amortized cost or cost and fair value of our available-for-sale securities:

                                                                                                                 Other-Than-
                                                                      Amortized   Gross      Gross                Temporary
                                                                       Cost or  Unrealized Unrealized            Impairments
(in millions)                                                           Cost      Gains      Losses   Fair Value in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ---------- -----------
December 31, 2016
Bonds available for sale:
   U.S. government and government sponsored entities                   $   291    $   45    $    (1)   $    335     $ --
   Obligations of states, municipalities and political subdivisions      3,275       245        (51)      3,469       --
   Non-U.S. governments                                                  2,626       107       (114)      2,619       --
   Corporate debt                                                       64,649     4,294       (978)     67,965        1
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,310     1,093       (189)     14,214      540
       CMBS                                                              4,886       239        (44)      5,081       87
       CDO/ABS                                                           7,147       127        (90)      7,184       10
                                                                       -------    ------    -------    --------     ----
   Total mortgage-backed, asset-backed and collateralized               25,343     1,459       (323)     26,479      637
                                                                       -------    ------    -------    --------     ----
Total bonds available for sale/(b)/                                     96,184     6,150     (1,467)    100,867      638
                                                                       -------    ------    -------    --------     ----
Equity securities available for sale:
   Common stock                                                              1         2         --           3       --
   Preferred stock                                                           8         3         --          11       --
   Mutual Funds                                                              1        --         --           1       --
                                                                       -------    ------    -------    --------     ----
Total equity securities available for sale                                  10         5         --          15       --
                                                                       -------    ------    -------    --------     ----
Other assets - Investment in AIG                                             9         3         (5)          7       --
                                                                       -------    ------    -------    --------     ----
Total                                                                  $96,203    $6,158    $(1,472)   $100,889     $638
                                                                       =======    ======    =======    ========     ====
December 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities                   $   331    $   50    $    (5)   $    376     $ --
   Obligations of states, municipalities and political subdivisions      3,147       215        (49)      3,313        2
   Non-U.S. governments                                                  2,717       104       (184)      2,637       --
   Corporate debt                                                       65,479     3,868     (2,378)     66,969      (20)
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,714     1,151       (193)     14,672      515
       CMBS                                                              4,581       350        (33)      4,898      185
       CDO/ABS                                                           6,150       145        (74)      6,221        8
                                                                       -------    ------    -------    --------     ----
   Total mortgage-backed, asset-backed and collateralized               24,445     1,646       (300)     25,791      708
                                                                       -------    ------    -------    --------     ----
Total bonds available for sale/(b)/                                     96,119     5,883     (2,916)     99,086      690
                                                                       -------    ------    -------    --------     ----
Equity securities available for sale:
   Common stock                                                              2         1         --           3       --
   Preferred stock                                                          13         2         --          15       --
                                                                       -------    ------    -------    --------     ----
Total equity securities available for sale                                  15         3         --          18       --
                                                                       -------    ------    -------    --------     ----
Other assets - Investment in AIG                                             9         3         (5)          7       --
                                                                       -------    ------    -------    --------     ----
Total                                                                  $96,143    $5,889    $(2,921)   $ 99,111     $690
                                                                       =======    ======    =======    ========     ====

(a)Represents the amount of other-than-temporary impairments recognized in Accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.
(b)At December 31, 2016 and 2015, bonds available for sale held by us that were below investment grade or not rated totaled $14.5 billion and $14.8 billion, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Securities Available for Sale in a Loss Position

The following table summarizes the fair value and gross unrealized losses on our available-for-sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                                      Less than 12 Months 12 Months or More       Total
                                                                      ------------------  ----------------- ------------------
                                                                                 Gross             Gross              Gross
                                                                       Fair    Unrealized Fair   Unrealized  Fair   Unrealized
(in millions)                                                          Value     Losses   Value    Losses    Value    Losses
-------------                                                         -------  ---------- ------ ---------- ------- ----------
December 31, 2016
Bonds available for sale:
   U.S. government and government sponsored entities                  $    10    $    1   $   --   $   --   $    10   $    1
   Obligations of states, municipalities and political subdivisions       914        45       26        6       940       51
   Non-U.S. governments                                                 1,114        55      256       59     1,370      114
   Corporate debt                                                      13,995       593    3,285      385    17,280      978
   RMBS                                                                 2,575        85    1,712      104     4,287      189
   CMBS                                                                   964        35      135        9     1,099       44
   CDO/ABS                                                              2,044        44      733       46     2,777       90
                                                                      -------    ------   ------   ------   -------   ------
Total bonds available for sale                                         21,616       858    6,147      609    27,763    1,467
                                                                      -------    ------   ------   ------   -------   ------
Equity securities available for sale:
   Common stock                                                             1        --       --       --         1       --
                                                                      -------    ------   ------   ------   -------   ------
Total equity securities available for sale                                  1        --       --       --         1       --
                                                                      -------    ------   ------   ------   -------   ------
Other assets - Investment in AIG                                           --        --        3        5         3        5
                                                                      -------    ------   ------   ------   -------   ------
Total                                                                 $21,617    $  858   $6,150   $  614   $27,767   $1,472
                                                                      =======    ======   ======   ======   =======   ======
December 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities                  $    76    $    5   $   --   $   --   $    76   $    5
   Obligations of states, municipalities and political subdivisions       934        46       27        3       961       49
   Non-U.S. governments                                                 1,241        87      325       97     1,566      184
   Corporate debt                                                      20,782     1,493    3,027      885    23,809    2,378
   RMBS                                                                 2,410        52    2,131      141     4,541      193
   CMBS                                                                 1,126        31       28        2     1,154       33
   CDO/ABS                                                              2,282        30      692       44     2,974       74
                                                                      -------    ------   ------   ------   -------   ------
Total bonds available for sale                                         28,851     1,744    6,230    1,172    35,081    2,916
                                                                      -------    ------   ------   ------   -------   ------
Other assets - Investment in AIG                                           --        --        3        5         3        5
                                                                      -------    ------   ------   ------   -------   ------
Total                                                                 $28,851    $1,744   $6,233   $1,177   $35,084   $2,921
                                                                      =======    ======   ======   ======   =======   ======

At December 31, 2016, we held 2,967 and 8 individual fixed maturity and equity securities, respectively, that were in an unrealized loss position, of which 673 individual fixed maturity securities were in a continuous unrealized loss position for 12 months or more. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2016 because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, we performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Fixed Maturity Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

                                                  Total Fixed Maturity Securities Fixed Maturity Securities in a Loss
                                                     Available for Sale           Position Available for Sale
                                                  ------------------------------- -----------------------------------
(in millions)                                     Amortized Cost    Fair Value    Amortized Cost      Fair Value
-------------                                     --------------    ----------    --------------      ----------
December 31, 2016
Due in one year or less                              $ 1,204         $  1,229        $    61           $    58
Due after one year through five years                 17,144           18,137          1,411             1,353
Due after five years through ten years                16,308           16,674          5,481             5,237
Due after ten years                                   36,185           38,348         13,791            12,952
Mortgage-backed, asset-backed and collateralized      25,343           26,479          8,486             8,163
                                                     -------         --------        -------           -------
Total                                                $96,184         $100,867        $29,230           $27,763
                                                     =======         ========        =======           =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

The following table presents the gross realized gains and gross realized losses from sales or maturities of our available-for-sale securities:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2016              2015              2014
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(in millions)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $321     $433     $205     $206     $259     $49
Equity securities               2       --        2        1        5      --
                             ----     ----     ----     ----     ----     ---
Total                        $323     $433     $207     $207     $264     $49
                             ====     ====     ====     ====     ====     ===

In 2016, 2015, and 2014, the aggregate fair value of available-for-sale securities sold was $9.4 billion, $16.7 billion and $6.1 billion, respectively.

Other Securities Measured at Fair Value

The following table presents the fair value of other securities measured at fair value based on our election of the fair value option:

                                                        December 31, 2016           December 31, 2015
                                                   --------------------------  --------------------------
(in millions)                                      Fair Value Percent of Total Fair Value Percent of Total
-------------                                      ---------- ---------------- ---------- ----------------
Non-U.S. governments                                     41           1              39           1
Corporate debt                                        1,421          47           1,375          39
Mortgage-backed, asset-backed and collateralized:
   RMBS                                                 357          12             861          24
   CMBS                                                 181           6             193           6
   CDO/ABS                                            1,047          34           1,077          30
                                                     ------         ---          ------         ---
Total other bond securities                          $3,047         100%         $3,545         100%
                                                     ======         ===          ======         ===
Other equity securities                              $    4          --              --          --
                                                     ------         ---          ------         ---

Other Invested Assets

The following table summarizes the carrying amounts of other invested assets:

                                                       December 31,
                                                       -------------
           (in millions)                                2016   2015
           -------------                               ------ ------
           Alternative investments/(a) (b)/            $3,021 $5,410
           Investment real estate/(c)/                    414    246
           Federal Home Loan Bank (FHLB) common stock      31      8
           All other investments                           32     23
                                                       ------ ------
           Total                                       $3,498 $5,687
                                                       ====== ======

(a)At December 31, 2016, includes hedge funds of $ 1,517 million, private equity funds of $ 1,253 million, and affordable housing partnerships of $ 251 million. At December 31, 2015, includes hedge funds of $
   3,541 million, private equity funds of $ 1,645 million, and affordable housing partnerships of $ 224 million.
(b)Approximately 64 percent and 11 percent of our hedge fund portfolio is available for redemption in 2017 and 2018, respectively, an additional 7 percent will be available between 2019 and 2024.
(c)Net of accumulated depreciation of $169 million and $158 million in 2016 and 2015, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds, and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

The gross unrealized loss recorded in accumulated other comprehensive income on such investments was $8 million and $15 million at December 31, 2016 and 2015, respectively, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss positions for less than 12 months.

Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds, affordable housing partnerships and other investment partnerships using the equity method of accounting unless our interest is so minor that we may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, our carrying amount generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

Summarized Financial Information of Equity Method Investees

The following is the aggregated summarized financial information of our equity method investees, including those for which the fair value option has been elected:

                                       Years ended December 31,
                                     ---------------------------
              (in millions)            2016     2015      2014
              -------------          -------  --------  --------
              Operating results:
                 Total revenues      $ 2,533  $  7,323  $ 11,281
                 Total expenses       (1,575)   (1,427)   (1,831)
                                     -------  --------  --------
              Net income             $   958  $  5,896  $  9,450
                                     =======  ========  ========
                                                 December 31,
                                              ------------------
              (in millions)                     2016      2015
              -------------                   --------  --------
              Balance sheet:
                 Total assets                 $ 68,435  $ 76,483
                 Total liabilities             (13,254)  (15,685)
                                              ========  ========

The following table presents the carrying amount and ownership percentage of equity method investments at December 31, 2016 and 2015:

                                             2016                      2015
                                   ------------------------- -------------------------
                                                  Ownership                 Ownership
(in millions, except percentages)  Carrying Value Percentage Carrying Value Percentage
---------------------------------  -------------- ---------- -------------- ----------
   Equity method investments           $2,341      Various       $4,052      Various

Summarized financial information for these equity method investees may be presented on a lag, due to the unavailability of information for the investees at our respective balance sheet dates, and is included for the periods in which we held an equity method ownership interest.

Other Investments

Also included in other invested assets are real estate held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and subject to impairment review. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


We are a member of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

Net Investment Income

Net investment income represents income primarily from the following sources:

.. Interest income and related expenses, including amortization of premiums and accretion of discounts with changes in the timing and the amount of expected principal and interest cash flows reflected in yield, as applicable.

.. Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

.. Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..  Earnings from alternative investments.

..  Interest income on mortgage, policy and other loans.

The following table presents the components of net investment income:

                                                             Years Ended December 31,
                                                             ---------------------
(in millions)                                                 2016     2015    2014
-------------                                                ------   ------  ------
Fixed maturity securities, including short-term investments  $5,551   $5,154  $5,686
Equity securities                                                 2        2     (51)
Interest on mortgage and other loans                            746      706     645
Investment real estate                                            1       57      61
Alternative investments/*/                                      213      426     761
Other investments                                                 8       (1)     70
                                                             ------   ------  ------
Total investment income                                       6,521    6,344   7,172
Investment expenses                                             203      226     247
                                                             ------   ------  ------
Net investment income                                        $6,318   $6,118  $6,925
                                                             ======   ======  ======

* Beginning in the first quarter of 2016, the presentation of income on alternative investments has been refined to include only income from hedge funds, private equity funds and affordable housing partnerships. Prior period disclosures have been reclassified to conform to this presentation. Hedge funds for which we elected the fair value option are recorded as of the balance sheet date. Other hedge funds are generally reported on a one-month lag, while private equity funds are generally reported on a one-quarter lag.

Net Realized Capital Gains and Losses

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

.. Sales or full redemptions of available-for-sale fixed maturity securities, available-for-sale equity securities, real estate and other alternative investments.

.. Reductions to the amortized cost basis of available-for-sale fixed maturity securities, available-for-sale equity securities and certain other invested assets for other-than-temporary impairments.

.. Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..  Exchange gains and losses resulting from foreign currency transactions.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the components of net realized capital gains (losses):

                                               Years Ended December 31,
                                               ------------------------
           (in millions)                         2016      2015   2014
           -------------                       -------    -----  -----
           Sales of fixed maturity securities  $  (112)   $  (1) $ 210
           Sales of equity securities                2        1      5
           Mortgage and other loans                (21)     (50)   (46)
           Investment real estate                   51       (2)   116
           Alternative investments                 144       90     51
           Derivatives                            (894)     170   (430)
           Other                                   (40)     (37)   139
           Other-than-temporary impairments       (260)    (249)  (119)
                                               -------    -----  -----
           Net realized capital losses         $(1,130)   $ (78) $ (74)
                                               =======    =====  =====

Evaluating Investments for Other-Than-Temporary Impairments

Fixed Maturity Securities

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recoverable value with a corresponding charge to realized capital losses. The estimated recoverable value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is presented in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were recognized (a separate component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..   Current delinquency rates;

..   Expected default rates and the timing of such defaults;

..   Loss severity and the timing of any recovery; and

..   Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recoverable value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recoverable value other than the fair value, the determination of a recoverable value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

We consider severe price declines in our assessment of potential credit impairments. We may also modify our model inputs when we determine that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available-for-sale fixed maturity securities that are not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recoverable value over the remaining expected holding period of the security.

Credit Impairments

The following table presents a rollforward of the cumulative credit losses in other-than-temporary impairments recognized in earnings for available-for-sale fixed maturity securities:

                                                                                    Years Ended December 31,
                                                                                    ------------------------
(in millions)                                                                        2016     2015    2014
-------------                                                                       ------   ------  ------
Balance, beginning of year                                                          $1,092   $1,324  $1,585
   Increases due to:
       Credit impairments on new securities subject to impairment losses               120       71      22
       Additional credit impairments on previously impaired securities                  83       32      40
   Reductions due to:
       Credit impaired securities fully disposed for which there was no prior
         intent or requirement to sell                                                 (36)    (114)   (153)
       Credit impaired securities for which there is a current intent or
         anticipated requirement to sell                                                --        1      --
       Accretion on securities previously impaired due to credit/*/                   (242)    (221)   (170)
                                                                                    ------   ------  ------
Balance, end of year                                                                $1,017   $1,093  $1,324
                                                                                    ======   ======  ======

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

Equity Securities

We evaluate our available-for-sale equity securities for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

..   The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

..   A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than the par value of their claims; or

..   We have concluded that we may not realize a full recovery on our investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, all equity securities that have been in a continuous decline in value below cost over twelve months are impaired. We also consider circumstances of a rapid and severe market valuation decline (50 percent or more) discount to cost, in which we could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

Our equity and cost method investments in private equity funds, hedge funds and other entities are evaluated for impairment similar to the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying amount. When the expected cash flows are less than the carrying amount, the investments are written down to fair value with a corresponding charge to earnings.

Purchased Credit Impaired (PCI) Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determine whether it is probable at acquisition that we will not collect all contractually required payments for these PCI securities, including both principal and interest. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security is determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is accreted into Net investment income over their remaining lives on an effective yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as adjustments to the accretable yield.

The following tables present information on our PCI securities, which are included in bonds available for sale:

                                                               At Date of
     (in millions)                                             Acquisition
     -------------                                             -----------
     Contractually required payments (principal and interest)    $14,346
     Cash flows expected to be collected/*/                       11,779
     Recorded investment in acquired securities                    7,924

* Represents undiscounted expected cash flows, including both principal and interest

                                                 December 31,
                                                 -------------
                  (in millions)                   2016    2015
                  -------------                  ------ ------
                  Outstanding principal balance  $6,936 $7,175
                  Amortized cost                  4,952  5,208
                  Fair value                      5,306  5,508

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents activity for the accretable yield on PCI securities:

                                                                    Years Ended December 31,
                                                                    ----------------------
(in millions)                                                          2016         2015
-------------                                                       ----------   ----------
Balance, beginning of year                                          $    2,787   $    2,661
   Newly purchased PCI securities                                          288          404
   Disposals                                                               (41)         (13)
   Accretion                                                              (348)        (348)
   Effect of changes in interest rate indices                                6         (102)
   Net reclassification from non-accretable difference, including
     effects of prepayments                                                340          185
                                                                    ----------   ----------
Balance, end of year                                                $    3,032   $    2,787
                                                                    ==========   ==========

Pledged Investments

Secured Financing and Similar Arrangements

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. Our secured financing transactions also include those that involve the transfer of securities to financial institutions in exchange for cash (securities lending agreements). In all of these secured financing transactions, the securities transferred by us (pledged collateral) may be sold or repledged by the counterparties. These agreements are recorded at their contracted amounts plus accrued interest, other than those that are accounted for at fair value.

Pledged collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the amounts borrowed during the life of the transactions. In the event of a decline in the fair value of the pledged collateral under these secured financing transactions, we may be required to transfer cash or additional securities as pledged collateral under these agreements. At the termination of the transactions, we and our counterparties are obligated to return the amounts borrowed and the securities transferred, respectively.

The following table presents the fair value of securities pledged to counterparties under secured financing transactions, including repurchase and securities lending agreements:

                                                 December 31,
                                                 -------------
                  (in millions)                   2016    2015
                  -------------                  ------ ------
                  Securities available for sale  $2,083 $  978
                  Other securities                1,462  1,414

At December 31, 2016 and 2015, amounts borrowed under repurchases and securities lending agreements totaled $3.6 billion and $2.4 billion respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the fair value of securities pledged under our repurchase agreements by collateral type and by remaining contractual maturity:

                                      Remaining Contractual Maturity of the Agreements
                                      ------------------------------------------------
                                      Overnight                         Greater
December 31, 2016                        and        Up to 30            Than 90
(in millions)                         Continuous      days   31-90 days  days   Total
-----------------                     ----------    -------- ---------- ------- ------
Repurchase agreements:
   Bonds available for sale:
   Other bond securities:
       Non U.S. government               $--          $ --     $   --    $ 41   $   41
       Corporate debt                     --            95        657     669    1,421
                                         ---          ----     ------    ----   ------
Total repurchase agreements               --            95        657     710    1,462
                                         ---          ----     ------    ----   ------
Securities lending agreements:
   Bonds available for sale:
       Non U.S. government                --            --         34      --       34
       Corporate debt                     --           725      1,268      --    1,993
       CMBS                               --            --         56      --       56
                                         ---          ----     ------    ----   ------
Total securities lending agreements       --           725      1,358      --    2,083
                                         ---          ----     ------    ----   ------
Total secured financing transactions     $--          $820     $2,015    $710   $3,545
                                         ===          ====     ======    ====   ======

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities we deposited under requirements of regulatory authorities were $143 million and $56 million at December 31, 2016 and 2015, respectively.

Other Pledges

We are a member of the FHLB of Dallas and such membership requires the members to own stock in these FHLBs. We owned an aggregate of $31 million and $8 million of common stock in the FHLB at December 31, 2016 and 2015, respectively. Pursuant to the membership terms, we have elected to pledge such stock to the FHLB. In addition, we have pledged securities available for sale and residential loans with a fair value of $1.4 billion and $17 million, respectively, at December 31, 2016, and securities available for sale with a fair value of $739 million at December 31, 2015, to provide adequate collateral for potential advances from the FHLB.

5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial mortgages, residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, residential mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less allowance for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to income as an adjustment to earnings using the interest method. Premiums and discounts on purchased residential mortgages are also amortized to income as an adjustment to earnings using the interest method.

Life insurance policy loans are carried at unpaid principal balances. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the composition of mortgages and other loans receivable:

                                                           December 31,
                                                         ----------------
     (in millions)                                         2016     2015
     -------------                                       -------  -------
     Commercial mortgages/*/                             $12,812  $11,306
     Residential mortgages                                 1,520    1,003
     Life insurance policy loans                           1,382    1,451
     Commercial loans, other loans and notes receivable      906      975
                                                         -------  -------
     Total mortgage and other loans receivable            16,620   14,735
     Allowance for losses                                   (162)    (137)
                                                         -------  -------
     Mortgage and other loans receivable, net            $16,458  $14,598
                                                         =======  =======

* Commercial mortgages primarily represent loans for office, apartments and retail properties, with exposures in New York and Foreign representing the largest geographic concentrations (24 percent and 14 percent, respectively, at December 31, 2016 and 21 percent and 13 percent, respectively, at December 31, 2015).

Nonperforming loans are generally those loans where payment of contractual principal or interest is more than 90 days past due. Nonperforming mortgages were not significant for all periods presented.

The following table presents the credit quality performance indicators for commercial mortgages:

                                          Number                       Class                                   Percent
                                            of   --------------------------------------------------              of
(dollars in millions)                     Loans  Apartments Offices Retail Industrial Hotel  Others Total/(c)/ Total $
---------------------                     ------ ---------- ------- ------ ---------- ------ ------ ---------  -------
December 31, 2016
Credit Quality Indicator:
   In good standing                        497     $2,662   $4,062  $2,497   $1,017   $1,472 $1,015  $12,725      99%
   Restructured/(a)/                         3         --       69      18       --       --     --       87       1
   >90 days delinquent or in
                                           ---     ------   ------  ------   ------   ------ ------  -------     ---
Total/(b)/                                 500     $2,662   $4,131  $2,515   $1,017   $1,472 $1,015  $12,812     100%
                                           ===     ======   ======  ======   ======   ====== ======  =======     ===
Allowance for losses                               $   16   $   38  $   18   $    4   $    9 $   11  $    96       1%
                                                   ======   ======  ======   ======   ====== ======  =======     ===
December 31, 2015
Credit Quality Indicator:
   In good standing                        817     $1,808   $3,782  $2,364   $1,021   $1,326 $  816  $11,117      98%
   Restructured/(a)/                         6         --       75      18       --       --     --       93       1
   90 days or less delinquent                1         --       --      --       --       --      6        6      --
   >90 days delinquent or in process of
     foreclosure                             5         --       84      --        6       --     --       90       1
                                           ---     ------   ------  ------   ------   ------ ------  -------     ---
Total/(b)/                                 829     $1,808   $3,941  $2,382   $1,027   $1,326 $  822  $11,306     100%
                                           ===     ======   ======  ======   ======   ====== ======  =======     ===
Allowance for losses                               $   19   $   25  $   13   $    5   $   11 $    6  $    79       1%
                                                   ======   ======  ======   ======   ====== ======  =======     ===

(a)Loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect allowance for credit losses.
(c)100 percent of the commercial mortgages held at such respective dates were current as to payments of principal and interest. There were no significant amounts of nonperforming commercial mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented.

We hold mortgages with a carrying value of $26 million and $87 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation, as of December 31, 2016 and 2015, respectively.

Methodology Used to Estimate the Allowance for Credit Losses

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property type and location, loan term, profile of the borrower and of the major property tenants, and loan seasoning. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Interest income is not accrued when payment of contractual principal and interest is not expected. Any cash received on impaired loans is generally recorded as a reduction of the current carrying amount of the loan. Accrual of interest income is generally resumed when delinquent contractual principal and interest is repaid or when a portion of the delinquent contractual payments are made and the ongoing required contractual payments have been made for an appropriate period.

A significant majority of commercial mortgages in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The following table presents a rollforward of the changes in the allowance for credit losses on mortgage and other loans receivable:

                                                  2016                   2015                   2014
                                         ---------------------- ---------------------  ---------------------
Years Ended December 31,                 Commercial Other       Commercial Other       Commercial Other
(in millions)                            Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
------------------------                 ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year                $79      $58  $137     $73      $21  $ 94     $106    $ 33  $139
   Additions (reductions) to allowance       13        8    21      14       37    51      (17)     11    (6)
   Charge-offs, net of recoveries             4       --     4      (8)      --    (8)     (16)    (23)  (39)
                                            ---      ---  ----     ---      ---  ----     ----    ----  ----
Allowance, end of year                      $96      $66  $162     $79      $58  $137     $ 73    $ 21  $ 94
                                            ===      ===  ====     ===      ===  ====     ====    ====  ====

The following table presents information on mortgage loans individually assessed for credit losses:

                                                   Years Ended December 31,
                                                   ----------------------
      (in millions)                                 2016     2015    2014
      -------------                                ------   ------  ------
      Impaired loans with valuation allowances     $   26   $  100  $  104
      Impaired loans without valuation allowances      88      110      --
                                                   ------   ------  ------
         Total impaired loans                         114      210     104
      Valuation allowances on impaired loans           (3)      (4)    (26)
                                                   ------   ------  ------
         Impaired loans, net                       $  111   $  206  $   78
                                                   ======   ======  ======
      Interest income on impaired loans            $    7   $   11  $    5
                                                   ======   ======  ======

Troubled Debt Restructurings

We modify loans to optimize their returns and improve their collectability, among other things. When we undertake such a modification with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal or interest forgiveness, payment deferrals and easing of loan covenants.

Loans that had been modified in troubled debt restructurings during the twelve-month period ended December 31, 2016 have been fully paid off. For the twelve-month period ended December 31, 2015, loans with a carrying value of $30 million were modified in troubled debt restructurings.

6. REINSURANCE

In the ordinary course of business, we utilize internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. In addition, we assume reinsurance from other insurance companies. We generally limit our exposure to loss on any single life to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, we can increase our exposure to loss on any single life up to $15 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. The premiums with respect to these treaties are earned over the contract period in proportion to the protection provided.

The following table presents the effect of reinsurance on our premiums:

                                     Years Ended December 31,
                                     ----------------------
                   (in millions)      2016     2015    2014
                   -------------     ------   ------  ------
                   Direct premiums   $2,679   $3,535  $2,561
                   Assumed premiums      22       20      22
                   Ceded premiums      (979)    (927)   (917)
                                     ------   ------  ------
                   Net               $1,722   $2,628  $1,666
                                     ======   ======  ======

Reinsurance recoveries, which reduced Policyholder benefits, were approximately $655 million, $847 million and $641 million during 2016, 2015 and 2014, respectively.

We manage the capital impact of our statutory reserve requirements, including those resulting from the National Association of Insurance Commissioners (NAIC) Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) and NAIC Actuarial Guideline 38 (Guideline AXXX) through unaffiliated and affiliated reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force term and universal life business were ceded to our Parent, AGC Life, under a coinsurance/modified coinsurance agreement effective January 1, 2011. Effective July 1, 2016, we entered into an agreement to cede approximately $5 billion of statutory reserves for certain whole life and universal life policies to an unaffiliated reinsurer. Effective December 31, 2016, we recaptured in-force term and universal life reserves subject to Regulation XXX and Guideline AXXX from AGC Life, and ceded approximately $14 billion of such statutory reserves to an unaffiliated reinsurer under an amendment to the July 1, 2016 agreement. Under GAAP, these reinsurance transactions use deposit accounting with a reinsurance risk charge recorded in income.

In 2016, 2015 and 2014, our results of operations included pre-tax expense of approximately $92 million, $89 million and $81 million, respectively, for risk charges related to reinsurance of reserves subject to Regulation XXX and Guideline AXXX.

On October 1, 2003, we entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. (AIGB). Under the agreement, AIGB reinsured 100 percent quota share of our liability on virtually all of our general account deferred annuity contracts with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, we retain the assets supporting the reserves ceded to AIGB. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied.

Reinsurance Security

Our third-party reinsurance arrangements do not relieve us from our direct obligations to our beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. We hold substantial collateral as security under related reinsurance agreements in the form of funds, securities, and/or letters of credit. We believe that no exposure to a single reinsurer represents an inappropriate concentration of credit risk to the Company. Gross reinsurance assets with our three largest reinsurers aggregated to approximately $1.1 billion at both December 31, 2016 and 2015, of which approximately $862 million and $871 million at December 31, 2016 and 2015, respectively, was not secured by collateral.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and as part of our investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with embedded derivatives in insurance contract liabilities and with fixed maturity securities as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally foreign exchange swaps and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

forwards) are used to economically mitigate risk associated with non U.S. dollar denominated transactions, primarily investments and GICs denominated in foreign currencies.

We hedge our economic exposure to market risk related to variable annuity products with riders that guarantee a certain level of benefits. Our variable annuity hedging program is designed to offset certain changes in the economic value of these guarantee features, within established thresholds. The hedging program is designed to provide additional protection against large and combined movements in interest rates, equity prices, credit spreads and market volatility under multiple scenarios. In addition to risk-mitigating features in our variable annuity product design, and the use of certain fixed income securities with a fair value option election to manage interest rate and credit spread exposures, our variable annuity hedging program utilizes various derivative instruments, including but not limited to equity options, futures contracts, interest rate swaps and swaption contracts, as well as other hedging instruments. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily. In addition to hedging activities, we also enter into derivative instruments as a part of our investment operations, which may include, among other things, purchases of investments with embedded derivatives, such as equity-linked notes and convertible bonds.

Interest rate, currency and equity swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Consolidated Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.

We have elected to present all derivative receivables and derivative payables, and the related cash collateral received and paid, on a net basis on our Consolidated Balance Sheets when a legally enforceable ISDA Master Agreement exists between us and our derivative counterparty. An ISDA Master Agreement is an agreement governing multiple derivative transactions between two counterparties. The ISDA Master Agreement generally provides for the net settlement of all, or a specified group, of these derivative transactions, as well as transferred collateral, through a single payment, and in a single currency, as applicable. The net settlement provisions apply in the event of a default on, or affecting any, one derivative transaction or a termination event affecting all, or a specified group of, derivative transactions governed by the ISDA Master Agreement.

Derivatives, with the exception of embedded derivatives, are measured at fair value and presented within other assets and other liabilities in the Consolidated Balance Sheets. Embedded derivatives are generally presented with the host contract in the Consolidated Balance Sheets. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. See Notes 3 and 11 for additional information on our embedded derivatives, which are primarily related to guarantee features in variable annuity products, and include equity and interest rate components.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with GIC liabilities and available-for-sale investments have been designated as fair value hedges. Changes in fair value hedges of GIC liabilities and available-for-sale securities are reported in net policyholder benefits and net realized capital gains (losses), respectively, along with changes in the hedged item.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the notional amounts and the fair value of derivative assets and liabilities, excluding embedded derivatives:

                                       December 31, 2016                December 31, 2015
                               --------------------------------  -------------------------------
                               Gross Derivative Gross Derivative Gross Derivative Gross Derivative
                                    Assets        Liabilities         Assets        Liabilities
                               ---------------  ---------------  ---------------  --------------
                               Notional  Fair   Notional  Fair   Notional  Fair   Notional  Fair
(in millions)                   Amount   Value   Amount   Value   Amount   Value   Amount   Value
-------------                  -------- ------  -------- ------  -------- ------  --------  -----
Derivatives designated as
  hedging instruments:/(a)/
   Interest rate contracts     $   248  $  198  $   546  $   10  $   279  $  194  $   209   $  --
   Foreign exchange contracts    1,200     171      323      19      781      93       45       7
Derivatives not designated as
  hedging instruments:/(a)/
   Interest rate contracts      32,268     319   25,059   1,537   22,489     714   21,762     267
   Foreign exchange contracts    3,111     430    1,202     314    2,263     325    2,125     390
   Equity contracts             11,348     263    7,958      12    4,835     127    4,446      --
   Other contracts/(b)/         27,535      14    5,639       5   33,113      13       63       8
                               -------  ------  -------  ------  -------  ------  -------   -----
Total derivatives, gross       $75,710   1,395  $40,727   1,897  $63,760   1,466  $28,650     672
                               -------  ------  -------  ------  -------  ------  -------   -----
Counterparty netting/(c)/                 (762)            (762)            (273)            (273)
Cash collateral/(d)/                       (46)            (852)            (298)             (36)
                                        ------           ------           ------            -----
Total derivatives included in
  Other Assets and Other
  Liabilities,
  respectively /(e)/                    $  587           $  283           $  895            $ 363
                                        ======           ======           ======            =====

(a)Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.
(b)Consists primarily of stable value wrap contacts with multiple underlying exposures.
(c)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(d)Represents cash collateral posted and received that is eligible for netting.
(e)Excludes embedded derivatives. Fair value of assets related to bifurcated embedded derivatives was zero at both December 31, 2016 and December 31, 2015. Fair value of liabilities related to bifurcated embedded derivatives was $2.7 billion and $2.0 billion, respectively, at December 31, 2016 and December 31, 2015.

The following table presents the changes in the fair value of derivative instruments and the classification of these changes in the Consolidated Statements of Income:

                                                                        Years Ended December 31,
                                                                        ---------------------
(in millions)                                                             2016      2015   2014
-------------                                                           -------    -----  -----
Derivative instruments in fair value hedging relationships:/*/
   Interest rate contracts                                              $    (8)   $   7  $  (7)
   Foreign exchange contracts                                               (22)      17     (4)
                                                                        -------    -----  -----
Total                                                                   $   (30)   $  24  $ (11)
                                                                        =======    =====  =====
Derivatives not designated as hedging instruments, by derivative type:
   Interest rate contracts                                              $  (144)   $ 261  $ 511
   Foreign exchange contracts                                                85       64    (33)
   Equity contracts                                                        (749)    (116)  (238)
   Other contracts                                                           71       67     57
   Embedded derivatives                                                     (60)     (62)  (645)
                                                                        -------    -----  -----
Total                                                                   $  (797)   $ 214  $(348)
                                                                        =======    =====  =====
By classification:
   Policy fees                                                          $    70    $  68  $  62
   Net realized capital gains (losses)                                     (894)     170   (430)
   Policyholder benefits                                                      2        6     17
   Interest credited to policyholder account balances                        (5)      (6)    (8)
                                                                        -------    -----  -----
Total                                                                   $  (827)   $ 238  $(359)
                                                                        =======    =====  =====

* The amounts presented do not include periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred Policy Acquisition Costs

Deferred policy acquisition costs (DAC) represent those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Short-duration insurance contracts: Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. We assess the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected losses, loss adjustment expenses incurred, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected losses and loss adjustment expenses incurred can have a significant impact on the likelihood and amount of a premium deficiency charge.

Long-duration insurance contracts: Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. Loss recognition occurs when there is a shortfall between the carrying amount of future policy benefit liabilities, net of DAC, and what the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine that a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits. Groupings for loss recognition testing are consistent with our manner of acquiring, servicing and measuring the profitability of the business and applied by product groupings. We perform separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits include net investment income and spreads, net realized capital gains and losses, fees, surrender charges, expenses, and mortality gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If estimated gross profits change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income. If the new assumptions indicate that future estimated gross profits are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future estimated gross profits are lower than previously

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future estimated gross profits for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate (cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition: DAC related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

Internal Replacements of Long-duration and Investment-oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related actuarial balances. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

The following table presents a rollforward of DAC:

                                                                             Years Ended December 31,
                                                                             ----------------------
(in millions)                                                                 2016     2015    2014
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $6,106   $5,339  $5,312
   Acquisition costs deferred                                                   805      983     875
   Accretion of interest/amortization                                          (796)    (778)   (695)
   Effect of unlocking assumptions used in estimating future gross profits      277       36      96
   Effect of realized gains/loss on securities                                  285        1     (45)
   Effect of unrealized gains/loss on securities                               (155)     525    (204)
                                                                             ------   ------  ------
Balance, end of year                                                         $6,522   $6,106  $5,339
                                                                             ======   ======  ======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Value of Business Acquired (VOBA): VOBA is determined at the time of acquisition and is reported in the Consolidated Balance Sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business in a manner similar to that for DAC based on the assumptions at purchase. For investment-oriented products, VOBA is amortized in relation to estimated gross profits and adjusted for the effect of unrealized gains or losses on fixed maturity and equity securities available for sale in a manner similar to DAC.

The following table presents a rollforward of VOBA:

                                                                             Years Ended December 31,
                                                                             ----------------------
(in millions)                                                                  2016     2015    2014
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $  295   $  322  $  348
   Accretion of interest/amortization                                           (28)     (24)    (24)
   Effect of unlocking assumptions used in estimating future gross profits       --      (22)     13
   Effect of realized gains/loss on securities                                    1       --      (3)
   Effect of unrealized gains/loss on securities                                 (3)      19     (12)
                                                                             ------   ------  ------
Balance, end of year                                                         $  265   $  295  $  322
                                                                             ======   ======  ======

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $24 million, $21 million, $20 million, $19 million and $18 million, respectively. These projections are based on current estimates for investment income and spreads, persistency, mortality and morbidity assumptions.

Deferred Sales Inducements

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized in policyholder contract deposits in the Consolidated Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception. We must also demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Consolidated Statements of Income.

The following table presents a rollforward of deferred sales inducements:

                                                                             Years Ended December 31,
                                                                             ----------------------
(in millions)                                                                 2016     2015    2014
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $  579   $  442  $  502
   Acquisition costs deferred                                                    55       73      33
   Accretion of interest/amortization                                          (123)    (132)   (114)
   Effect of unlocking assumptions used in estimating future gross profits       48       53      60
   Effect of realized gains/loss on securities                                   33        4     (12)
   Effect of unrealized gains/loss on securities                                 (7)     139     (27)
                                                                             ------   ------  ------
Balance, end of year                                                         $  585   $  579  $  442
                                                                             ======   ======  ======

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, Distribution Fee Revenue). We amortize these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

DAC, VOBA and deferred sales inducements for insurance oriented and investment oriented products are reviewed for recoverability, which involves estimating the future profitability of current business. This review involves significant management judgment. If actual future profitability is substantially lower than estimated, our DAC, VOBA and deferred sales inducements may be subject to an impairment charge and our results of operations could be significantly affected in future periods.

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the entity was designed to expose the variable interest holders to.

The primary beneficiary is the entity that has both (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the total assets and total liabilities associated with our variable interests in consolidated VIEs, as classified in the Consolidated Balance Sheets:

                                         Real Estate and
                                           Investment    Securitization Affordable Housing
(in millions)                               Entities        Vehicles       Partnerships    Total
-------------                            --------------- -------------- ------------------ ------
December 31, 2016
Assets:
   Bonds available for sale                    $--           $6,319            $--         $6,319
   Other bond securities                        --              766             --            766
   Mortgage and other loans receivable          --            1,128             --          1,128
   Other invested assets                        17               --             26             43
   Other/(a)/                                   16              550             --            566
                                               ---           ------            ---         ------
Total assets/(b)/                              $33           $8,763            $26         $8,822
                                               ===           ======            ===         ======
Liabilities:
   Notes payable - to affiliates               $--           $1,259            $--         $1,259
   Notes payable - to third parties             --              139             --            139
   Other/(c)/                                   24               14              3             41
                                               ---           ------            ---         ------
Total liabilities                              $24           $1,412            $ 3         $1,439
                                               ===           ======            ===         ======
December 31, 2015
Assets:
   Bonds available for sale                    $--           $6,124            $--         $6,124
   Other bond securities                        --              747             --            747
   Mortgage and other loans receivable          --            1,435             --          1,435
   Other/(a)/                                   --              429              6            435
                                               ---           ------            ---         ------
Total assets/(b)/                              $--           $8,735            $ 6         $8,741
                                               ===           ======            ===         ======
Liabilities:
   Notes payable - to affiliates               $--           $  617            $--         $  617
   Notes payable - to third parties             --              311             --            311
   Other/(c)/                                   --               20              3             23
                                               ---           ------            ---         ------
Total liabilities                              $--           $  948            $ 3         $  951
                                               ===           ======            ===         ======

(a)Comprised primarily of short-term investments and other assets at both December 31, 2016 and 2015.
(b)The assets of each VIE can be used only to settle specific obligations of that VIE.
(c)Comprised primarily of amounts due to related parties and other liabilities, at fair value, at both December 31, 2016 and 2015.

We calculate our maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where we have also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us, except in limited circumstances when we have provided a guarantee to the VIE's interest holders.

The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

                                                          Maximum Exposure to Loss
                                                        -----------------------------
                                              Total VIE On-Balance Off-Balance
(in millions)                                  Assets   Sheet/(a)/    Sheet    Total
-------------                                 --------- ---------- ----------- ------
December 31, 2016
   Real estate and investment entities/(c)/   $168,097    $2,532      $440     $2,972
   Affordable housing partnerships               4,101       554        --        554
                                              --------    ------      ----     ------
Total/(b)/                                    $172,198    $3,086      $440     $3,526
                                              ========    ======      ====     ======
December 31, 2015
   Real estate and investment entities/(c)/   $  4,828    $  562      $ 65     $  627
   Affordable housing partnerships               4,279       547        --        547
                                              --------    ------      ----     ------
Total                                         $  9,107    $1,109      $ 65     $1,174
                                              ========    ======      ====     ======

(a)At December 31, 2016 and 2015, $2.8 billion and $785 million, respectively, of our total unconsolidated VIE assets were recorded as other invested assets.
(b)As discussed in Note 2, on January 1, 2016 we adopted accounting guidance that resulted in an increase in the number of our investment entities classified as VIEs.
(c)Comprised primarily of hedge funds and private equity funds

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Real Estate and Investment Entities

We participate as a passive investor in the equity issued by certain third party-managed hedge and private equity funds, and certain real estate entities that are VIEs managed by AIG Asset Management (US), LLC (AIG Investments), an affiliate. We are typically not involved in the design or establishment of these VIEs, nor do we actively participate in the management of the VIEs.

Securitization Vehicles

We created certain VIEs that hold investments, primarily investment-grade debt securities and commercial mortgage loans, and issued beneficial interests in these investments. We own the majority of these beneficial interests and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the entities that could potentially be significant to the entities. Accordingly, we consolidate these entities, and beneficial interests issued to third parties or affiliates by these entities are reported as notes payable. See Note 18 for additional information on capital commitments made to these entities by other affiliates.

Affordable Housing Partnerships

SunAmerica Affordable Housing Partners, Inc. (SAAHP) organized and invested in limited partnerships that develop and operate affordable housing qualifying for federal, state, and historic tax credits, in addition to a few market rate properties across the United States. The operating partnerships are VIEs, whose debt is generally non-recourse in nature, and the general partners of which are mostly unaffiliated third-party developers. We account for our investments in the operating partnerships using the equity method of accounting, unless they are required to be consolidated. We consolidate an operating partnership if the general partner is an affiliated entity or we otherwise have the power to direct activities that most significantly impact the entity's economic performance.

RMBS, CMBS, Other ABS and CDOs

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset backed structures, and were not involved in the design of these entities.

Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined that we are not the primary beneficiary of these entities. We have not included these entities in the tables above; however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10. INSURANCE LIABILITIES

Future Policy Benefits

Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not considered embedded derivatives, primarily guaranteed minimum death benefits. See Note 11 for additional information on guaranteed minimum death benefits.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The liability for long-duration future policy benefits has been established including assumptions for interest rates which vary by year of issuance and product, and range from approximately 0.1 percent to 14.0 percent. Mortality and surrender rate assumptions are generally based on actual experience when the liability is established.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. The assumptions include mortality, morbidity, persistency, maintenance expenses, and investment returns. These assumptions are typically consistent with pricing inputs. These assumptions include margins for adverse deviation principally for key assumptions such as mortality and interest rates used to discount cash flows, to reflect uncertainty given that actual experience might deviate from these assumptions. Establishing margins at contract inception requires management judgment. The extent of the margin for adverse deviation may vary depending on the uncertainty of the cash flows, which is affected by the volatility of the business and the extent of our experience with the product.

Loss recognition occurs if observed changes in actual experience or estimates result in projected future losses under loss recognition testing. To determine whether loss recognition exists, we determine whether a future loss is expected based on updated current assumptions. If loss recognition exists, we recognize the loss by first reducing DAC through amortization expense, and, if DAC is depleted, record additional liabilities through a charge to policyholder benefit expense. See Note 8 for additional information on loss recognition.

In 2016, we recorded loss recognition expense of $424 million, which reflected the establishment of additional reserves primarily as a result of mortality experience studies that indicated increased longevity, particularly on injured lives in a block of structured settlements underwritten prior to 2010. In 2015 and 2014, we recorded loss recognition expense of $28 million and $87 million, respectively, to increase reserves for certain long-term care business. Sales of investment securities in connection with a program to utilize capital loss carryforwards, as well as other investment sales with subsequent reinvestment at lower yields, triggered loss recognition expense primarily on certain long-term payout annuity contracts of $21 million in 2014.

Policyholder Contract Deposits

The liability for policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.2 percent to 7.8 percent at December 31, 2016, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, because they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

In addition to liabilities for universal life, fixed annuities, fixed options within variable annuities, annuities without life contingencies, funding agreements and GICs, policyholder contract deposits also include our liability for (a) certain guaranteed benefits and indexed features accounted for as embedded derivatives at fair value, (b) annuities issued in a structured settlement arrangement with no life contingency and (c) certain contracts we have elected to account for at fair value. In addition, certain GIC contracts contain embedded derivatives that are bifurcated and carried at fair value in policyholder contract deposits with the change in fair value recorded in policyholder benefits. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

For universal life policies with secondary guarantees, we recognize certain liabilities in addition to policyholder account balances. For universal life policies with secondary guarantees, as well as other universal life policies for which profits followed by losses are expected at contract inception, a liability is recognized based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary guarantees, for which profits followed by losses are first expected after contract inception, we establish a liability, in addition to policyholder account balances, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years. Universal life account balances as well as these additional liabilities related to universal life products are reported within policyholder contract deposits in the Consolidated Balance Sheets.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Under a funding agreement-backed notes issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by GICs we issued to the trust.

Policy Claims and Benefits Payable

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported (IBNR) claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

We are now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File (SSDMF) to determine if insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with us within 120 days, we will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in our records.

Other Policyholder Funds

Other policyholder funds include unearned revenue reserves (URR). URR consist of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of estimated gross profit to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Amortization of URR is recorded in policy fees.

Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. Participating policyholders are the policyholders who share in our earnings based on provisions within the policy contract. These dividends are declared annually by our Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, we established an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Participating life business represented approximately 1.0 percent of the gross insurance in force at December 31, 2016 and 2.7 percent of gross premiums in 2016. Policyholder dividends were $19 million in 2016, $22 million in 2015, and $28 million in 2014 and are included in policyholder benefits in the Consolidated Statements of Income.

Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue with the unearned portions of the premiums recorded as liabilities in other policyholder funds. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11. VARIABLE LIFE AND ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death benefits or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Consolidated Statements of Income, Comprehensive Income (Loss) and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or in other instances at specified dates during the accumulation period. Living benefits include guaranteed minimum income benefits (GMIB) and guaranteed minimum withdrawal benefits (GMWB). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive, so the exposure to the guaranteed amount for each feature is independent of the exposure from other features (except a surviving spouse who has a rider to potentially collect both a GMDB upon their spouse's death and a GMWB during their lifetime). A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                           December 31,
                                          ---------------
                      (in millions)        2016    2015
                      -------------       ------- -------
                      Equity funds        $17,140 $15,038
                      Bond funds            4,189   4,069
                      Balanced funds       19,194  19,175
                      Money market funds      365     324
                                          ------- -------
                      Total               $40,888 $38,606
                                          ======= =======

GMDB and GMIB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in rare instances, no minimum return) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is our most widely offered benefit. Our account values subject to guarantees also include GMIB to a lesser extent, which is no longer offered.

The liabilities for GMDB and GMIB, which are recorded in future policyholder benefits, represent the expected value of benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

The following table presents details concerning our GMDB exposures, by benefit type:

                                                December 31, 2016          December 31, 2015
                                          ----------------------------- -----------------------
                                                                                       Highest
                                           Net Deposits     Highest      Net Deposits  Contract
                                          Plus a Minimum Contract Value Plus a Minimum  Value
(dollars in millions)                         Return        Attained        Return     Attained
---------------------                     -------------- -------------- -------------- --------
Account value                               $   31,829      $14,871        $29,404     $15,045
Net amount at risk                                 934          594          1,213         939
Average attained age of contract holders            66           68             67          69
Range of guaranteed minimum return rates     0% - 4.5%                       0%-4%

The following table presents a rollforward of the GMDB and GMIB liabilities related to variable annuity contracts:

                                             Years Ended December 31,
                                             ----------------------
            (in millions)                      2016     2015    2014
            -------------                    ------   ------  ------
            Balance, beginning of year       $  459   $  363  $  361
               Reserve (decrease) increase      (33)     150      65
               Benefits paid                    (55)     (54)    (63)
                                             ------   ------  ------
            Balance, end of year             $  371   $  459  $  363
                                             ======   ======  ======

Assumptions used to determine the GMDB and GMIB liability include interest rates, which vary by year of issuance and products; mortality and lapse rates, which are based upon actual experience modified to allow for variations in policy form; investment returns, using assumptions from a randomly generated model; and asset growth assumptions, which include a reversion to the mean methodology, similar to that applied for DAC.

We regularly evaluate estimates used to determine the GMDB liability and adjust the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMWB

Certain guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses). These include GMWB as well as index annuities and indexed universal life contracts, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB benefits. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is living.

The liabilities for GMWB, which are recorded in policyholder contract deposits, are accounted for as embedded derivatives measured at fair value, with changes in the fair value of the liabilities recorded in other net realized capital gains (losses). The fair value of these embedded derivatives was a net liability of $1.5 billion and $1.0 billion at December 31, 2016 and 2015, respectively. See Note 3 for discussion of the fair value measurement of guaranteed benefits that are accounted for as embedded derivatives. We had account values subject to GMWB that totaled $34.5 billion and $32.8 billion at December 31, 2016 and 2015, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value, assuming no lapses. The net amount at risk related to the GMWB guarantees was $668 million and $520 million

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

at December 31, 2016 and 2015, respectively. We use derivative instruments and other financial instruments to mitigate a portion of our exposure that arises from GMWB benefits.

12. DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, when applicable, except for certain notes payable - to affiliates, for which we have elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Consolidated Statements of Income. See Note 3 for discussion of fair value measurements.

The following table lists our total debt outstanding. The interest rates presented in the following table are the range of contractual rates in effect at December 31, 2016, including fixed and variable-rates:

                                                                                  Balance at December 31,
                                                           Range of     Maturity  -----------------------
(in millions)                                          Interest Rate(s) Date(s)      2016        2015
-------------                                          ---------------- ---------  --------    --------
Notes payable - to affiliates:
   Notes payable of consolidated VIEs                     4.00%-6.31%   2036-2041 $    691    $    143
   Notes payable of consolidated VIEs, at fair value     1.99%-11.93%   2060-2061      568         474
   Intercompany loan facility                                                           --         100
                                                                                   --------    --------
Total notes payable - to affiliates                                                  1,259         717
                                                                                   --------    --------
Notes payable - to third parties:
   Notes payable of consolidated VIEs                     3.21%-5.60%   2018-2060      140         311
   Debt of consolidated investments                       6.25%-7.68%   2025-2038       80          95
                                                                                   --------    --------
Total notes payable - to third parties                                                 220         406
                                                                                   --------    --------
Total notes payable                                                               $  1,479    $  1,123
                                                                                   ========    ========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents maturities of long-term debt, including fair value adjustments, when applicable:

                                                                          Year Ending
December 31, 2016                                             -----------------------------------
(in millions)                                          Total  2017 2018 2019 2020 2021 Thereafter
-------------                                          ------ ---- ---- ---- ---- ---- ----------
Notes payable - to affiliates:
   Notes payable of consolidated VIEs                  $  691 $--  $--  $--  $--  $--    $  691
   Notes payable of consolidated VIEs, at fair value      568  --   --   --   --   --       568
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to affiliates                    $1,259 $--  $--  $--  $--  $--    $1,259
                                                       ------ ---  ---  ---  ---  ---    ------
Notes payable - to third parties:
   Notes payable of consolidated VIEs                     140  --    2   --   --   11       127
   Debt of consolidated investments                        80  --   --   --   --   --        80
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to third parties                    220  --    2   --   --   11       207
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable                                    $1,479 $--  $ 2  $--  $--  $11    $1,466
                                                       ====== ===  ===  ===  ===  ===    ======

FHLB Borrowings

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity, or for other uses deemed appropriate by management. The purpose of our FHLB Advance Facility operational plan is to effectively utilize the FHLB facility to manage short-term cash management and/or liquidity needs. Pursuant to the plan, we may periodically obtain cash advances on a same-day basis, up to an internally approved limit. To provide adequate collateral for potential advances under the Advance Facility, we pledge securities to the FHLB. The fair value of all collateral pledged to secure advances from the FHLB included the value of our pledged FHLB common stock. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

Intercompany Loan Facility

On January 1, 2015, we and certain of our affiliates entered into a revolving loan facility with AIG Parent, pursuant to which we and each such affiliate can, on a several basis, borrow monies from AIG Parent (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with our maximum borrowing limit being $500 million.

We had no borrowings outstanding under this facility at December 31, 2016 and $100 million outstanding at December 31, 2015.

13. COMMITMENTS AND CONTINGENCIES

Commitments

Leases

We occupy leased space in many locations under various long-term leases, and have entered into various leases covering long-term use of data processing equipment.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the future minimum lease payments under operating leases at December 31, 2016:

                        (in millions)
                        -------------
                        2017                        $ 22
                        2018                          20
                        2019                          18
                        2020                          17
                        2021                          16
                        Remaining years after 2021    41
                                                    ----
                        Total                       $133
                                                    ====

Rent expense was $22 million, $30 million and $29 million in 2016, 2015 and 2014, respectively.

Commitments to Fund Partnership Investments

In the normal course of business, we enter into commitments to invest in limited partnerships, private equity funds and hedge funds. These commitments totaled $691 million at December 31, 2016.

Mortgage Loan Commitments

We had $1.2 billion and $351 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2016.

Contingencies

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments (GFA) when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future GFA, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. Our liability for these guaranty fund assessments was $10 million and $11 million at December 31, 2016 and 2015, respectively, net of amounts recoverable through premium tax offsets.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, subpoenas, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

14. EQUITY

Accumulated Other Comprehensive Income

The following table presents the components of accumulated other comprehensive income:

                                                                                      December 31,
                                                                                     --------------
(in millions)                                                                         2016    2015
-------------                                                                        ------  ------
Unrealized appreciation of fixed maturity and equity securities, available for sale  $4,685  $2,968
Net unrealized gains on other invested assets                                           309     549
Adjustments to DAC, VOBA and deferred sales inducements                                (665)   (500)
Shadow loss recognition                                                                (583)    (18)
Foreign currency translation adjustments                                                 (3)     (3)
Deferred income tax                                                                    (448)   (663)
                                                                                     ------  ------
Accumulated other comprehensive income                                               $3,295  $2,333
                                                                                     ======  ======

The following table presents the other comprehensive income (loss) reclassification adjustments:

                                               Unrealized
                                              Appreciation
                                             (Depreciation)
                                                of Fixed
                                                Maturity
                                              Investments
                                                on Which
                                              Other-Than-                  Adjustments
                                               Temporary      Unrealized     to DAC,
                                                 Credit      Appreciation   VOBA, and  Unrealized    Foreign
                                              Impairments   (Depreciation)  Deferred    Insurance   Currency
                                                  were       of All Other     Sales       Loss     Translation
(in millions)                                  Recognized    Investments   Inducements Recognition Adjustments  Total
-------------                                -------------- -------------- ----------- ----------- ----------- -------
December 31, 2014
Unrealized change arising during period          $ 130         $ 4,261        $(183)      $(963)      $(17)    $ 3,228
Less: Reclassification adjustments included
  in net income                                     52             163           60        (101)        (9)        165
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)               78           4,098         (243)       (862)        (8)      3,063
Less: Income tax expense (benefit)                  30             198          (91)       (306)        (3)       (172)
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $  48         $ 3,900        $(152)      $(556)      $ (5)    $ 3,235
                                                 =====         =======        =====       =====       ====     =======
December 31, 2015
Unrealized change arising during period          $(304)        $(5,202)       $ 688       $ 854       $ 10     $(3,954)
Less: Reclassification adjustments included
  in net income                                     38             (39)           5          --         14          18
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)             (342)         (5,163)         683         854         (4)     (3,972)
Less: Income tax expense (benefit)                (117)           (795)         241         303         (2)       (370)
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $(225)        $(4,368)       $ 442       $ 551       $ (2)    $(3,602)
                                                 =====         =======        =====       =====       ====     =======
Year ended December 31, 2016
Unrealized change arising during period          $ (27)        $ 1,394        $ 153       $(565)      $ --     $   955
Less: Reclassification adjustments included
  in net income                                     26            (136)         318          --         --         208
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)              (53)          1,530         (165)       (565)        --         747
Less: Income tax expense (benefit)                 (19)             73          (65)       (204)        --        (215)
                                                 -----         -------        -----       -----       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $ (34)        $ 1,457        $(100)      $(361)      $ --     $   962
                                                 =====         =======        =====       =====       ====     =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the Consolidated Statements of Income:

                                              Amount Reclassified from
                                               Accumulated Other
                                              Comprehensive Income
                                              -----------------------
                                                  December 31,
                                              -----------------------  Affected Line Item in the
(in millions)                                  2016     2015    2014   Statements of Income
--------------------------------------------   -----   -----   -----   --------------------------------------------------
Unrealized appreciation of fixed maturity
  investments on which other-than-temporary
  credit impairments were recognized          $  26    $  38   $  52   Net realized capital gains (losses)
Unrealized (depreciation) of all other
  investments                                  (136)     (39)    163   Net realized capital gains (losses)
Adjustments to DAC, VOBA and deferred sales
  inducements                                   318        5      60   Amortization of deferred policy acquisition costs
Shadow loss recognition                          --       --    (101)  Policyholder benefits
Foreign currency translation adjustments         --       14      (9)
                                               -----   -----   -----
   Total reclassifications for the period     $ 208    $  18   $ 165
                                               =====   =====   =====

15. STATUTORY FINANCIAL DATA AND RESTRICTIONS

The following table presents our statutory net income and capital and surplus:

 (in millions)                                              2016   2015   2014
 -------------                                             ------ ------ ------
 Years Ended December 31,
 Statutory net income                                      $1,591 $1,413 $1,862

 At December 31,
 Statutory capital and surplus                             $9,001 $8,894
 Aggregate minimum required statutory capital and surplus   1,976  2,134

We file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The aggregate minimum required statutory capital and surplus is based on the greater of the Risk-based Capital (RBC) level that would trigger regulatory action or minimum requirements per state insurance regulation. At both December 31, 2016 and 2015, we exceeded the minimum required statutory capital and surplus requirements and all RBC minimum required levels.

In 2016 and 2015, we applied a permitted statutory accounting practice, initially adopted in 2015, to report certain derivatives used to hedge interest rate risk on product-related embedded derivatives at amortized cost instead of fair value. The permitted practice resulted in an increase in our statutory surplus of $645 million at December 31, 2016 and a reduction of $366 million at December 31, 2015. Other than the adoption of this permitted practice in 2015, the use of prescribed or permitted statutory accounting practices did not result in reported statutory surplus or risk-based capital that was significantly different from the statutory surplus or risk-based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices been followed in all respects.

Dividend Restrictions

Dividends that we may pay to the Parent in any year without prior approval of the Texas Department of Insurance (TDI) are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which can be paid over a rolling 12-month period to shareholders of Texas domiciled insurance companies

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

without obtaining the prior approval of the TDI is limited to the greater of:
(1) 10 percent of the preceding year's statutory surplus as regards to policyholders at the preceding December 31; or (2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of our unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2017 without prior approval of the TDI is $957 million. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

16. BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG Parent, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

Effective January 1, 2016, the defined benefit plans were frozen by AIG. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

AIG Parent sponsors several defined contribution plans for U.S. employees that provide for pre-tax salary reduction contributions by employees. The most significant plan is the AIG Incentive Savings Plan, for which the matching contribution is 100 percent of the first six percent of a participant's contributions, subject to the IRS-imposed limitations. Effective January 1, 2016, participants in the AIG Incentive Savings Plan receive an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service
(IRS)-imposed limitations.

We are jointly and severally responsible with AIG Parent and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

17. INCOME TAXES

The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

                 Years Ended December 31,
                 (in millions)              2016    2015  2014
                 -------------             ------  -----  ----
                 Current                   $1,248  $ 549  $401
                 Deferred                    (951)  (111)  533
                                           ------  -----  ----
                 Total income tax expense  $  297  $ 438  $934
                                           ======  =====  ====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The U.S. statutory income tax rate is 35 percent for 2016, 2015 and 2014. Actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate, due to the following:

Years Ended December 31,
(in millions)                                                      2016  2015   2014
-------------                                                      ----  ----  ------
U.S federal income tax expense at statutory rate                   $423  $593  $1,034
Adjustments:
   Reclassifications from accumulated other comprehensive income    (89)  (94)     19
   Dividends received deduction                                     (30)  (30)    (25)
   State income tax                                                   8    (5)     (1)
   Valuation allowance                                               --    --     (93)
   Other credits, taxes and settlements                             (15)  (26)     --
                                                                   ----  ----  ------
Total income tax expense                                           $297  $438  $  934
                                                                   ====  ====  ======

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

The following table presents the components of the net deferred tax assets (liabilities):

Years Ended December 31,
(in millions)                                                                2016     2015
-------------                                                              -------  -------
Deferred tax assets:
   Basis differences on investments                                        $ 3,194  $ 2,516
   Policy reserves                                                           2,034    1,765
   Losses and tax credit carryforwards                                         248      259
   State deferred tax benefits                                                  25       --
   Other                                                                        66       --
                                                                           -------  -------
Total deferred tax assets                                                    5,567    4,540
                                                                           -------  -------
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (2,195)  (2,021)
   Net unrealized gains on debt and equity securities available for sale    (1,332)  (1,057)
   Capitalized EDP                                                             (64)     (52)
   State deferred tax liabilities                                               --      (18)
   Other                                                                        --      (27)
                                                                           -------  -------
Total deferred tax liabilities                                              (3,591)  (3,175)
                                                                           -------  -------
Net deferred tax asset before valuation allowance                            1,976    1,365
Valuation allowance                                                           (366)    (920)
                                                                           -------  -------
Net deferred tax asset                                                     $ 1,610  $   445
                                                                           =======  =======

The following table presents our tax losses and credit carryforwards on a tax return basis.

   December 31, 2016                                     Tax     Expiration
   (in millions)                                 Gross Effected   Periods
   -----------------                             ----- -------- ------------
   Net operating loss carryforwards               $64    $ 22   2028 to 2035
   Foreign tax credit carryforwards                --      49   2017 to 2024
   Alternative minimum tax credit carryforwards    --      69             --
   Business credit carryforwards                   --     108   2025 to 2035
                                                         ----
   Total carryforwards                                   $248
                                                         ====

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG Parent does not have state tax sharing agreements. AIG Parent has

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

.. the nature, frequency and severity of cumulative financial reporting losses in recent years;

.. the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

.. the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

.. prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

Estimates of future taxable income, including income generated from prudent and feasible actions and tax planning strategies, could change in the near term, perhaps materially, which may require us to consider any potential impact to our assessment of the recoverability of the deferred tax asset. Such potential impact could be material to our consolidated financial condition or results of operations for an individual reporting period.

At December 31, 2016, recent changes in market conditions, including interest rate fluctuations, impacted the unrealized tax losses in our available-for-sale portfolio, resulting in a decrease to the related deferred tax asset. The deferred tax asset relates to the unrealized losses for which the carryforward period has not yet begun, and as such, when assessing its recoverability, we consider our ability and intent to hold the underlying securities to recovery. As of December 31, 2016, based on all available evidence, we concluded that a valuation allowance should be established on a portion of the deferred tax asset related to unrealized losses that are not more-likely-than-not to be realized.

During 2016, we released $554 million of the valuation allowance to other comprehensive income. In 2015, we established $920 million of valuation allowance associated with unrealized tax losses, all of which was allocated to other comprehensive income.

Accounting For Uncertainty in Income Taxes

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                           Years Ended December 31,
                                                           ------------------------
       (in millions)                                         2016         2015
       -------------                                       ------       ------
       Gross unrecognized tax benefits, beginning of year  $  33        $  27
          Increases in tax position for prior years           --            6
          Decreases in tax position for prior years          (11)          --
                                                           -----        -----
       Gross unrecognized tax benefits, end of year        $  22        $  33
                                                           =====        =====

At December 31, 2016 and 2015, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $22 million and $33 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2016 and 2015, we had accrued liabilities of $4 million and $7 million, respectively, for the payment of interest (net of

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

the federal benefit) and penalties. In 2016, 2015 and 2014, we recognized income of $3 million, expense of $1 million and income of $10 million, respectively, for interest (net of the federal benefit) and penalties related to unrecognized tax benefits.

We regularly evaluate proposed adjustments by taxing authorities. At
December 31, 2016, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the effect could be material to our consolidated results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

We are currently under IRS examination for the taxable years 2007 to 2010. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. Taxable years 2001 to 2016 remain subject to examination by major tax jurisdictions.

18. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG is subject to regulation by the Board of Governors of the Federal Reserve System (the Federal Reserve) as a systemically important financial institution
(SIFI) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act. AIG is subject to regulation by the Federal Reserve as a savings and loan holding company.

On January 26, 2016, AIG announced several actions designed to create a leaner, more profitable and focused insurer. In the fourth quarter of 2016, AIG finalized its plan to reorganize its operating model into "modular," self-contained business units to enhance transparency and accountability. Additionally, AIG also introduced a Legacy Portfolio, which aims to maximize shareholder value, release capital related to certain run-off non-strategic assets and run-off insurance lines, and highlight progress on improving the return on equity of AIG's Core portfolio. AIG's Core Portfolio includes its Commercial Insurance and Consumer Insurance business, as well as Other Operations. Accordingly, AIG modified the presentation of its segment results in its 2016 Annual report on Form 10-K to reflect its new operating structure.

Additional information on AIG is publicly available in AIG Parent's regulatory filings with the U.S. Securities and Exchange Commission (SEC), which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. We incurred approximately $390 million, $315 million and $305 million for such services in 2016, 2015 and 2014, respectively. Accounts payable for such services were $1.1 billion and $692 million at December 31, 2016 and 2015, respectively. We rent facilities and provide services on an allocated cost basis to various affiliates. We also provide shared services, including technology, to a number of AIG's life insurance subsidiaries. We earned approximately $685 million, $812 million and $813 million for such services and rent in 2016, 2015 and 2014, respectively. Accounts receivable for rent and services were $769 million and $457 million at December 31, 2016 and 2015, respectively.

We pay commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing our annuity products and mutual funds. Amounts incurred related to the broker-dealer services totaled $33 million, $50 million and $55 million in 2016, 2015 and 2014, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

American Home and National Union Guarantees

We have a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies we issued between March 3, 2003 and December 29, 2006.

We, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

We, as successor-in-interest to SunAmerica Annuity and Life Assurance Company
(SAAL) and SunAmerica Life Insurance Company (SALIC) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

We, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), have a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life between July 13, 1998 and April 30, 2010.

American Home's and National Union's audited statutory financial statements are filed with the SEC in our registration statements for variable products we issued that are subject to the Guarantees.

Other

We purchase or sell securities, at fair market value, to or from our affiliates in the ordinary course of business.

During 2016 and 2015, we transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling approximately $284 million and $507 million, respectively, as part of an initiative to improve asset-liability management in AIG's domestic life and property casualty insurance companies. The initial purchase price will be adjusted after receipt of the limited partnerships' 2015 audited financial statements.

We engage in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life-contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity (SPIA) issued by us for the ultimate benefit of the claimant. The portion of our liabilities related to structured settlements involving life contingencies is reported in future policy benefits, while the portion not involving life contingencies is reported in policyholder contract deposits. In certain structured settlement arrangements, the property and casualty insurance company remains contingently liable for the payments to the claimant.

19. SUBSEQUENT EVENTS

We consider events or transactions that occur after the balance sheet date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. We have evaluated subsequent events through April 24, 2017, the date the financial statements were issued.

During the first quarter of 2017, we purchased commercial mortgage loans at outstanding principal balance and private placement assets at fair market value from certain affiliated AIG domestic property casualty companies for $843 million

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

and $425 million, respectively. We will true up the purchase price of the commercial mortgage loans to fair value based on underlying property appraisals and valuations when that information is available.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


      - Audited Financial Statements of Variable Separate Account of American General Life Insurance Company for the year ended December 31, 2016.

      - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2016, 2015 and 2014.


(b)  Exhibits



(1)    Resolution Establishing Separate Account........................................................ 2
(2)    Form of Custody Agreements...................................................................... Not Applicable
(3)    (a)  Distribution Contract...................................................................... 2
       (b)  Selling Agreement.......................................................................... 12
(4)    (a)  AGL Variable Annuity Contract (AS-993(12/10)).............................................. 12
       (b)  AGL Contract Data Page (AS-993-PPIII (12/10)).............................................. 15
       (c)  AGL Variable Annuity Contract (AG-803 (7/13)).............................................. 17
       (d)  AGL Nursing Home Waiver Rider (A-7036-RI).................................................. 13
       (e)  AGL Optional Guaranteed Living Benefit Endorsement (ASE-6248 (9/09)........................ 13
       (f)  AGL Extended Legacy Program Guide (EXTLEGGEN.4REV.11.12)................................... 13
       (g)  AGL Maximum Anniversary Value Optional Death Benefit Endorsement (ASE-6235
            (12/10))................................................................................... 13
       (h)  AGL Premium Plus Endorsement (ASE-6245 (12/08))............................................ 13
       (i)  AGL Merger Endorsement (L8204 (7/12))...................................................... 12
       (j)  AGL Optional Guaranteed Living Benefit Extension Endorsement Data Page (ASE-6231E
            (8/13)).................................................................................... 14
       (k)  AGL Return of Purchase Payment Death Benefit Endorsement (AGE-8022 (7/13))................. 16
       (l)  AGL Maximum Anniversary Value Optional Death Benefit Endorsement (AGE-8023
            (7/13)).................................................................................... 16
       (m)  AGL Optional Guaranteed Living Benefit Endorsement (AGE-8036 (11/15))...................... 19
       (n)  AGL Extended Legacy Program Guide (EXTLEGGEN.8 Rev. 7.15).................................. 19
       (o)  AGL Optional Guaranteed Living Benefit Endorsement (AGE-6248 (12/15))...................... 20
       (p)  AGL Contract Data Page (AG-803-PPS4 (7/13))................................................ 16
       (q)  AGL Optional Return of Purchase Payment Death Benefit Endorsement (AGE-8022
            (12/15))................................................................................... Filed Herewith
       (r)  AGL Optional Return of Purchase Payment Death Benefit Endorsement (AGE-8022
            (8/16)).................................................................................... Filed Herewith
       (s)  AGL Optional Maximum Anniversary Value Death Benefit Endorsement (AGE-8023
            (12/15))................................................................................... Filed Herewith
       (t)  AGL Optional Maximum Anniversary Value Death Benefit Endorsement (AGE-8023
            (8/16)).................................................................................... Filed Herewith
       (u)  AGL Optional Guaranteed Living Benefit Endorsement Daily (AGE-8036 (12/16))................ Filed Herewith
(5)    Application for Contract
       (a)  AGL Annuity Application (ASA-579 (5/12))................................................... 13
       (b)  AGL Annuity Application (AGA-579 (12/14)).................................................. 17
       (c)  AGL Annuity Application (AGA-579 (1/16))................................................... 20
       (d)  AGL Annuity Application (AGA-579 (10/16)).................................................. 20
       (e)  AGL Annuity Application (AGA-579E (1/16)).................................................. 20
       (f)  AGL Annuity Application (AGA-579E (10/16))................................................. 20
(6)    Corporate Documents of Depositor
       (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
            Company, effective December 31, 1991....................................................... 1
       (b)  Amendment to the Amended and Restated Articles of Incorporation of American General Life
            Insurance Company, effective July 13, 1995................................................. 3
       (c)  Bylaws of American General Life Insurance Company, restated as of June 8, 2005............. 6
(7)    Reinsurance Contract............................................................................ Not Applicable





(8)      Material Contracts
         (a)  Anchor Series Trust Fund Participation Agreement............................................ 11
         (b)  SunAmerica Series Trust Fund Participation Agreement........................................ 11
         (c)  Lord Abbett Fund Participation Agreement.................................................... 5
         (d)  Van Kampen Fund Participation Agreement..................................................... 4
         (e)  American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
              Participation Agreement..................................................................... 7
         (f)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement........... 8
         (g)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
              Agreement................................................................................... 9
         (h)  Seasons Series Trust Fund Participation Agreement........................................... 11
         (i)  Goldman Sachs Variable Insurance Trust Fund Participation Agreement......................... 18
         (j)  Amendment to the Goldman Sachs Variable Insurance Trust Fund Participation Agreement........ 19
         (k)  Letters of Consent to the Assignment of the Fund Participation Agreement.................... 12
(9)      Opinion of Counsel and Consent of Depositor...................................................... 12
(10)     Consent.......................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23........................................................ Not Applicable
(12)     Initial Capitalization Agreement................................................................. Not Applicable
(13)     Other
         (a)  Power of Attorney -- American General Life Insurance Company Directors...................... 19
         (b)  Notice of Termination of Support Agreement.................................................. 10
         (c)  Amended and Restated Unconditional Capital Maintenance Agreement between American
              International Group, Inc. and American General Life Insurance Company....................... 14
         (d)  Specimen Agreement and Plan of Merger....................................................... 12
         (e)  CMA Termination Agreement................................................................... 15


--------
1 Incorporated by reference to Initial Form Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Initial Registration Statement, File Nos.
  333-25473 and 811-03859, filed on April 18, 1997, Accession No.
  0000950148-97-000989.

3 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

6 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

7 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-137892 and 811-03859, filed on April 26, 2007, Accession
  No. 0000950148-07-000101.

8 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
  6, File Nos. 333-137892 and 811-03859, filed on April 28, 2008, Accession
  No. 0000950148-08-000093.

9 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
  8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.

10 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
  Accession No. 0000950123-11-040070.

11 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

12 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

13 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-002952.

14 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185778 and 811-03859, filed on April 30, 2014,
  Accession No. 0000950123-14-004617.

15 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185762 and 811-03859, filed on April 28, 2015,
  Accession No. 0001193125-15-153218.

16 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 5, File Nos. 333-185778 and 811-03859, filed on December 28, 2015,
  Accession No. 0001193125-15-414547.

17 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 4, File Nos. 333-185762 and 811-03859, filed on December 28, 2015,
  Accession No. 0001193125-15-414549.

18 Incorporated by reference to Post-Effective Amendment No. 7 Form N-6
  Registration Statement, Filed No. 333-90787, filed on December 19, 2003, Accession No. 0001193125-03-097054.

19 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016,
  Accession No. 0001193125-16-568243.

20 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment
  No. 9, File Nos. 333-185762 and 811-03859, filed on December 15, 2016,
  Accession No. 0001193125-16-794181.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.


NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(3)                                  Director, Chairman of the Board, Chief Executive Officer, and
                                                   President
Katherine A. Anderson                              Director, Senior Vice President and Chief Risk Officer
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Deborah A. Gero(5)                                 Director, Senior Vice President and Chief Investment Officer
Jana W. Greer(1)                                   Director and President, Individual Retirement
Elias F. Habayeb(3)                                Director
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Jonathan J. Novak(5)                               Director and President, Institutional Markets
Rodney E. Rishel                                   Director and President, Life, Disability and Health
Robert J. Scheinerman                              Executive Vice President, Head of Individual Retirement
Charles S. Shamieh(3)                              Executive Vice President, Head of Legacy Portfolio
Don W. Cummings(3)                                 Senior Vice President and Controller
Sabyasachi Ray(3)                                  Senior Vice President and Chief Operations Officer
Christine A. Nixon(1)                              Senior Vice President
Yoav Tamir(1)                                      Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
William C. Kolbert(4)                              Senior Vice President and Business Information Officer
Sai P. Raman(4)                                    Senior Vice President, Institutional Markets
Timothy M. Heslin                                  Senior Vice President, Products
Sarah J. VanBeck                                   Senior Vice President and Life Controller
Justin J.W. Caulfield(3)                           Vice President and Treasurer
Mallary L. Reznik(1)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
John B. Deremo(3)                                  Vice President, Distribution
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Daniel R. Cricks                                   Vice President and Tax Officer
Josephine B. Lowman                                Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(1)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Christina M. Haley(1)                              Vice President, Product Filing
Marla S. Campagna(5)                               Vice President
Mary M. Newitt(1)                                  Vice President, Product Filing
Manda Ghaferi(1)                                   Vice President
Keith C. Honig(5)                                  Vice President
Stewart P. Polakov(1)                              Vice President
Thomas A. Musante (5)                              Vice President
Richard I. Fisher (5)                              Vice President
Timothy L. Gladura (6)                             Vice President
Becky L. Strom                                     Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart                                    Vice President and Assistant Life Controller
Jennifer A. Roth (1)                               Vice President, 38a-1 Compliance Officer
David J. Kumatz(2)                                 Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Michael Plotkin(2)                                 Assistant Tax Officer



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(6)                                    Investment Tax Officer
Alireza Vaseghi(6)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer

--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367

(2)   2000 American General Way, Brentwood, TN 37027

(3)   175 Water Street, New York, NY 10038

(4)   50 Danbury Road, Wilton, CT 06897

(5)   777 S. Figueroa Street, Los Angeles, CA 90017

(6)   80 Pine Street, New York, NY 10005



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-17-000017, filed on February 23, 2017. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 30, 2017, the number of Polaris Platinum III contracts funded by Variable Separate Account was 108,010 of which 75,683 were qualified contracts and 32,327 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                                          POSITION
------------------------------ ------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Vice President, Chief Financial Officer, Chief Operation Officer,
                               Controller and Treasurer
   Rebecca Snider(2)           Chief Compliance Officer
   John T. Genoy(1)            Vice President
   Mallary L. Reznik           Vice President
   Christine A. Nixon          Secretary
   Julie A. Cotton Hearne(2)   Assistant Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary
   Thomas Clayton Spires(2)    Vice President, Tax Officer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities

     --------

      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.


     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas, on this 24th day of April, 2017.



                                       VARIABLE SEPARATE ACCOUNT
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)


                                       BY: /s/  SARAH J. VANBECK
                                          -------------------------------------
                                          SARAH J. VANBECK
                                          SENIOR VICE PRESIDENT AND LIFE
CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                        Director, Chairman of the Board, Chief Executive      April 24, 2017
------------------------------                      Officer, and President
KEVIN T. HOGAN

                                        Director, Senior Vice President and Chief Risk
------------------------------                              Officer
KATERINE A. ANDERSON

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 24, 2017
------------------------------                         Financial Officer
THOMAS J. DIEMER

*DEBORAH A. GERO                     Director, Senior Vice President and Chief Investment    April 24, 2017
------------------------------                              Officer
DEBORAH A. GERO

*JANA W. GREER                           Director and President, Individual Retirement       April 24, 2017
------------------------------
JANA W. GREER

*ELIAS F. HABAYEB                                          Director                          April 24, 2017
------------------------------
ELIAS F. HABAYEB

*MICHAEL P. HARWOOD                    Director, Senior Vice President and Chief Actuary     April 24, 2017
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                         Director, Senior Vice President and Chief         April 24, 2017
------------------------------                       Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                       Director and President, Institutional Markets       April 24, 2017
------------------------------
JONATHAN J. NOVAK

*RODNEY E. RISHEL                      Director, President, Life, Disability and Health      April 24, 2017
------------------------------
RODNEY E. RISHEL

*DON W. CUMMINGS                             Senior Vice President and Controller            April 24, 2017
------------------------------
DON W. CUMMINGS

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 24, 2017
------------------------------
*MANDA GHAFERI




                                 EXHIBIT INDEX




 EXHIBIT NO.                                DESCRIPTION
-------------   ------------------------------------------------------------------
(4) (q)         AGL Optional Return of Purchase Payment Death Benefit Endorsement
(4) (r)         AGL Optional Return of Purchase Payment Death Benefit Endorsement
(4) (s)         AGL Optional Maximum Anniversary Value Death Benefit Endorsement
(4) (t)         AGL Optional Maximum Anniversary Value Death Benefit Endorsement
(4) (u)         AGL Optional Guaranteed Living Benefit Endorsement Daily
(10)            Consent